UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2017

WYDE  CDS Short North American HY Credit ETF

EMTY  Decline of the Retail Store ETF

TOLZ  DJ Brookfield Global Infrastructure ETF

EQRR  Equities for Rising Rates ETF

PEX  Global Listed Private Equity ETF

HDG  Hedge Replication ETF

HYHG  High Yield-Interest Rate Hedged

RINF  Inflation Expectations ETF

IGHG  Investment Grade–Interest Rate Hedged

OILK  K-1 Free Crude Oil Strategy ETF*

CSM  Large Cap Core Plus

CLIX  Long Online/Short Stores ETF

FUT  Managed Futures Strategy ETF*

MRGR  Merger ETF

ALTS  Morningstar Alternatives Solution ETF

EFAD  MSCI EAFE Dividend Growers ETF

EMDV  MSCI Emerging Markets Dividend Growers ETF

EUDV  MSCI Europe Dividend Growers ETF

RALS  RAFI® Long/Short

SMDV  Russell 2000 Dividend Growers ETF

NOBL  S&P 500 Dividend Aristocrats ETF

SPXE  S&P 500® Ex-Energy ETF

SPXN  S&P 500® Ex-Financials ETF

SPXV  S&P 500® Ex-Health Care ETF

SPXT  S&P 500® Ex-Technology ETF

REGL  S&P MidCap 400 Dividend Aristocrats ETF

EMSH  Short Term USD Emerging Markets Bond ETF

*  "The K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF funds are consolidated with Cayman Crude Oil Strategy Portfolio and Cayman Portfolio I, respectively. A claim of exemption pursuant to the Commodity Futures Trading Commission ("CFTC") Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC."

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XIX	Expense Examples
1	Schedule of Portfolio Investments
74	Statements of Assets and Liabilities
80	Statements of Operations
86	Statements of Changes in Net Assets
96	Financial Highlights
112	Notes to Financial Statements
135	Board Approval of Investment Advisory Agreement
138	Miscellaneous Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six-month period ended November 30, 2017.

Equity Markets Strong

It was a strong six months for U.S. equities markets, which shrugged off hurricanes and political tensions in Washington and abroad to rise throughout the period. Large-, mid- and small-cap stocks turned in solid results. The S&P 500® and the Dow® were up 10.9% and 17%, respectively, while the S&P MidCap 400® gained 11.2% and the Russell 2000® Index rose 13.4%. The tech-heavy NASDAQ-100 Index rose 10.57%.

All ten sectors in the Dow Jones U.S. Industry Indices saw positive returns during the six-month period. Financials was the highest performing sector, followed by basic materials and technology, up 16%, 14.5% and 14%, respectively. Consumer services, consumer goods and telecommunications brought up the rear but still gained with returns of 5.4%, 3.1% and 1.8%.

Global equities had a solid six months. Developed markets outside North America rose 7.9% according to the MSCI EAFE Index. Japanese and emerging markets stocks were particularly strong, returning 13.2% and 13%, respectively, according to the MSCI Japan and MSCI Emerging Markets Indexes. European equities lagged those in the United States, returning a modest 6% for the period, as measured by the MSCI Europe Index. Despite a U.S. dollar rally late in the period, the Bloomberg Dollar Spot Index declined 2.9%.

Bond Markets Mixed

The overall U.S. bond market returned just 0.7% during the six month period, according to the Bloomberg Barclays U.S. Aggregate Bond Index. The Fed hiked its overnight lending rate by 25 basis points at the start of the period in June, its second increase this year. A third planned increase was widely expected in December. In this environment, corporate credit rose while Treasury returns were mixed. Continued equity market tailwinds and rising oil prices mid period helped lift the high-yield bond market 1.7%, as reflected in the Markit iBoxx $ Liquid High Yield Index. Investment grade bonds rose as well, up 2% in the Markit iBoxx $ Liquid Investment Grade

Index. Long-dated Treasurys gained 2% according to the Ryan Labs Treasury 30 Year Index, but shorter-term bonds suffered. Five- and ten-year Treasurys declined 0.8% and 1%, respectively, according to the Ryan Labs Treasury 5 Year and 10 Year Indexes.

ProShares Lineup Expands

At the forefront of the ETF revolution, the company recently celebrated its 20th anniversary. ProShares offers one of the largest lineups of ETFs, with more than $29 billion in assets, and is the leader in strategies such as dividend growth, alternative and geared (leveraged and inverse).

Adding to that lineup, ProShares launched three funds during the six-month period. The ProShares Equities for Rising Rates ETF (EQRR) was launched in July. It is the first U.S. equity ETF specifically designed to outperform traditional large-cap indexes, such as the S&P 500, in a rising interest rate environment. In November, ProShares launched two Retail Disruption ETFs designed to help investors benefit from the changing retail landscape. The ProShares Decline of the Retail Store ETF (EMTY) is the first ETF specifically designed to benefit from the decline of bricks-and-mortar retailers. The ProShares Long Online/Short Stores (CLIX) is the first ETF to provide investors opportunities arising from both the potential growth of online companies and the decline of bricks-and-mortar retailers.

Thank you for investing in ProShares. Exciting times are ahead, and we appreciate your continued trust and confidence. Please visit us at ProShares.com to learn about the complete lineup of ProShares ETFs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) PROSHARES TRUST

ProShares CDS Short North American HY Credit ETF (Ticker: WYDE)

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide short exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Allocation of Portfolio Holdings & Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer Discretionary	24.0%
Financials	13.0%
Communications	13.0%
Energy	12.0%
Materials	11.0%
Health Care	6.0%
Industrials	6.0%
Technology	5.0%
Consumer Staples	5.0%
Utilities	5.0%

ProShares Decline of the Retail Store ETF (Ticker: EMTY)

ProShares Decline of the Retail Store ETF (the "Fund") seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Solactive-ProShares Bricks and Mortar Retail Store Index (the "Index"). The Index seeks to measure the performance of publicly traded "bricks and mortar" retail companies whose retail revenue is derived principally from in-store sales.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail
Store Composite Index – Composition

% of Index
Consumer Discretionary	81.3%
Consumer Staples	17.1%
Materials	1.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: III

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Master Limited Partnerships	14%
Closed End Funds	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Enbridge, Inc.	5.6%
American Tower Corp.	4.9%
Vinci SA	4.8%
National Grid plc	3.9%
TransCanada Corp.	3.8%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Composition

% of Index
Oil & Gas Storage & Transportation	33.3%
Electricity Transmission & Distribution	16.7%
Master Limited Partnerships (MLP)	14.5%
Communications	11.9%
Diversified	7.5%
Toll Roads	6.1%
Airports	4.8%
Water	4.6%
Ports	0.6%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Country

% of Index
United States	49.7%
Canada	15.0%
France	6.3%
United Kingdom	6.1%
Spain	5.7%
Italy	4.1%
Australia	3.8%
Others	3.5%
China	2.4%
Hong Kong	2.0%
Japan	1.4%

IV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Equities for Rising Rates ETF (Ticker: EQRR)

ProShares Equities for Rising Rates ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the "Index"). The component securities of the Index are selected from a universe (the "Universe") of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Charles Schwab Corp. (The)	3.1%
Bank of America Corp.	3.1%
E*TRADE Financial Corp.	3.1%
Comerica, Inc.	3.1%
Fifth Third Bancorp	3.1%

Nasdaq U.S. Large Cap
Equities for Rising Rates
Index – Composition

% of Index
Financials	30.6%
Energy	24.1%
Materials	16.8%
Industrials	16.2%
Information Technology	12.3%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Closed End Funds	5%
Master Limited Partnerships	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ares Capital Corp.	10.1%
3i Group plc	10.0%
Onex Corp.	9.5%
Eurazeo SA	9.2%
Prospect Capital Corp.	4.8%

LPX Direct Listed Private Equity
Index – Country

% of Index
North America	54.2%
Europe	27.6%
United Kingdom	16.2%
Others	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: V

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Bills	69%
Equity Securities	12%
Swap Agreements (Long)	24%
Swap Agreements (Short)	(8%)
Short Euro Futures Contracts	(8%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	0.1%
Bluebird Bio, Inc.	0.1%
Exact Sciences Corp.	0.1%
GrubHub, Inc.	0.1%
Curtiss-Wright Corp.	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	67.6%
Russell 2000® Total Return Index	13.0%
MSCI EAFE USD Net Total Return Index	12.4%
MSCI Emerging Markets Free USD Net Total Return	11.0%
ProShares UltraShort Euro ETF	4.2%
S&P 500® Total Return Index	(8.2%)

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc or Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(93%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Sprint Corp., 7.88%, due 09/15/23	1.6%
Prime Security Services Borrower LLC, 9.25%, due 05/15/23	1.5%
First Data Corp., 5.75%, due 01/15/24	1.5%
Western Digital Corp., 10.50%, due 04/01/24	1.4%
Nielsen Finance LLC, 5.00%, due 04/15/22	1.4%

Citi High Yield (Treasury Rate-Hedged) Index – Composition

% of High Yield Bonds
Industrials	84.7%
Utilities	9.8%
Financials	5.5%

VI :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Inflation Expectations ETF (Ticker: RINF)

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds, in aggregate, of approximate equivalent duration dollars to the TIPS. The Index seeks to achieve an overall duration dollar amount of zero.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	89%
Swap Agreements (Long)	12%
Swap Agreements (Long exposure to inverse index)	(145%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Citi 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(145.8%)

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	96%
U.S. Treasury Notes/ Bonds Futures Contracts	(96%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Medtronic, Inc., 3.50%, due 03/15/25	1.0%
Cooperatieve Rabobank UA, 5.25%, due 05/24/41	1.0%
HSBC Holdings plc, 6.80%, due 06/01/38	1.0%
Goldman Sachs Group, Inc. (The), 4.25%, due 10/21/25	1.0%
Apple, Inc., 3.20%, due 05/13/25	0.9%

Citi Corporate Investment Grade
(Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	51.6%
Financials	39.7%
Utilities	8.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: VII

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks to provide total return through actively managed exposure to the West Texas Intermediate ("WTI") crude oil futures markets. This actively managed Fund uses the WTI as a performance benchmark (the "Benchmark"). The Fund generally will not invest directly in WTI crude oil futures. The Fund gains exposure to WTI crude oil futures contracts by investing in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor, and invests directly in WTI crude oil futures. The Fund is not an index tracking exchange-traded fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

WTI crude oil futures markets – Composition

% of Index
WTI Crude Oil	100%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements (Long)	38%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	1.7%
Facebook, Inc., Class A	1.6%
Amazon.com, Inc.	1.2%
Chevron Corp.	1.0%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	16.5%
Consumer Discretionary	14.9%
Financials	14.6%
Health Care	12.3%
Industrials	11.8%
Energy	7.1%
Consumer Staples	6.6%
Real Estate	5.9%
Utilities	5.3%
Materials	4.0%
Telecommunication Services	1.0%

VIII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Long Online/Short Stores ETF (Ticker: CLIX)

ProShares Long Online/Short Stores ETF (the "Fund") seeks investment results, before fees and expenses, that correspond to performance of the ProShares Long Online/Short Stores Index (the "Index"). The Index is created and sponsored by ProShare Advisors. It consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the "bricks and mortar" retailers included in the Solactive — ProShares Bricks and Mortar Retail Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	5%
Swap Agreements (Short)	(50%)
Total Exposure	50%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	22.6%
Alibaba Group Holding Ltd. (ADR)	14.3%
Nutrisystem, Inc.	4.6%
Wayfair, Inc., Class A	4.4%
Chegg, Inc.	4.4%

Proshares Long Online/Short Stores
Index – Composition

% of Index
Consumer Discretionary	76.0%
Information Technology	17.8%
Consumer Staples	5.7%
Materials	0.5%

ProShares Managed Futures Strategy ETF (Ticker: FUT)

ProShares Managed Futures Strategy ETF (the "Fund") seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Fund takes positions in a portfolio of commodity futures contracts ("Commodity Futures Contracts") and currency and U.S. Treasury futures contracts ("Financial Futures Contracts") (collectively, "Futures Contracts"). The Fund attempts to capture the economic benefit derived from rising and declining trends based on the price changes of these Futures Contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies markets by taking long or short positions in related futures contracts. The Fund is not an index tracking exchange-traded fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	26%
Commodity Futures Contracts (Short)	(28%)
Currency Futures Contracts (Long)	7%
Currency Futures Contracts (Short)	(19%)
U.S. Treasury Notes Futures Contracts (Short)	(12%)
U.S. Treasury Bonds Futures Contracts (Short)	(6%)
Total Exposure	(32%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures
Index – Composition

Commodities Holdings	% of Benchmark
Live Cattle	5.8%
Copper	4.3%
Lean Hogs	3.4%
Soybeans	2.8%
Sugar	2.4%
Cocoa	2.4%
Heating Oil	1.9%
Crude Oil	1.9%
Unleaded Gas	1.9%
Silver	(2.2%)
Wheat	(2.3%)
Corn	(2.5%)
Coffee	(2.5%)
Natural Gas	(2.7%)
Cotton	(3.5%)
Gold	(3.7%)
Currency Exposure	% of Benchmark
British Pound	6.2%
Japanese Yen	(4.8%)
Australian Dollar	(5.1%)
Euro	(5.7%)
Swiss Franc	(6.1%)
Canadian Dollar	(7.3%)
Fixed Income Holdings	% of Benchmark
30 Year Note	(7.0%)
10 Year Bond	(11.9%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: IX

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements (Long)	1%
Swap Agreements (Short)	(20%)
Forward Currency Contracts	(16%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CalAtlantic Group, Inc.	3.4%
CR Bard, Inc.	3.2%
Booker Group plc	3.2%
Sky plc	3.0%
Dynegy, Inc.	3.0%

S&P Merger Arbitrage
Index – Composition

% of Index
Consumer Discretionary	21.5%
Industrials	19.3%
Information Technology	18.9%
Health Care	13.9%
Energy	8.1%
Materials	5.8%
Utilities	4.5%
Financials	4.0%
Real Estate	4.0%

Regional Exposure

% of Index
United States	81.2%
France	5.9%
United Kingdom	3.8%
Singapore	3.1%
Hong Kong	3.0%
Denmark	3.0%

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). The Index is designed to provide diversified exposure to alternative asset classes in order to enhance risk adjusted portfolio returns when combined with a range of traditional investments. It allocates its assets among a comprehensive set of alternative ETFs, each of which is a ProShares ETF, that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Merger ETF	22.4%
ProShares Hedge Replication ETF	21.4%
ProShares Managed Futures Strategy ETF	16.0%
ProShares DJ Brookfield Global Infrastructure ETF	15.6%
ProShares Global Listed Private Equity ETF	13.5%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Merger	22.3%
Hedge Fund Replication	21.4%
Managed Futures	16.0%
Infrastructure	15.7%
Private Equity	13.5%
Long/Short	8.6%
Inflation	2.5%

X :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ryman Healthcare Ltd.	2.0%
SES SA	2.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2.0%
Chocoladefabriken Lindt & Spruengli AG, Class PC	1.9%
Koninklijke Ahold Delhaize NV	1.9%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Health Care	23.0%
Consumer Staples	18.0%
Consumer Discretionary	15.7%
Industrials	15.6%
Financials	7.2%
Utilities	6.7%
Materials	5.4%
Real Estate	3.7%
Energy	3.5%
Telecommunication Services	1.2%

MSCI EAFE Dividend Masters
Index – Country

% of Index
United Kingdom	33.7%
Japan	13.5%
Switzerland	10.7%
Others	9.2%
France	8.1%
Denmark	5.4%
Spain	5.3%
Ireland	4.0%
Hong Kong	3.4%
Germany	3.4%
Australia	3.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XI

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vanguard International Semiconductor Corp.	1.7%
Nedbank Group Ltd.	1.6%
PSG Group Ltd.	1.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1.5%
Barclays Africa Group Ltd.	1.5%

MSCI Emerging Markets Dividend Masters Index – Composition

% of Index
Financials	26.4%
Consumer Discretionary	13.7%
Consumer Staples	12.7%
Information Technology	11.8%
Industrials	8.5%
Real Estate	7.8%
Energy	7.1%
Utilities	4.8%
Materials	4.2%
Health Care	3.0%

MSCI Emerging Markets Dividend Masters
Index – Country

% of Index
South Africa	20.0%
China	19.1%
India	18.1%
Korea	11.5%
Taiwan	7.6%
Others	5.5%
Indonesia	4.6%
Colombia	4.1%
Mexico	3.7%
Philippines	3.1%
Russia	2.7%

XII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chocoladefabriken Lindt & Spruengli AG, Class PC	2.9%
SES SA	2.7%
Koninklijke Ahold Delhaize NV	2.5%
Red Electrica Corp. SA	2.5%
Enagas SA	2.5%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Health Care	21.0%
Industrials	20.5%
Consumer Staples	18.4%
Consumer Discretionary	15.4%
Materials	7.2%
Financials	7.0%
Energy	4.6%
Utilities	4.4%
Telecommunication Services	1.5%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	44.3%
Switzerland	14.0%
France	10.6%
Denmark	7.1%
Spain	7.0%
Ireland	5.2%
Germany	4.4%
Netherlands	2.6%
Norway	2.5%
Belgium	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XIII

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index"). The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long positions of the index consist of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short positions of the index consist of short-positions in the securities included in the Russell 1000 Total Return Index (the "Short Index"). The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. By going long a non-capitalization weighted "fundamental" index and short a capitalization-weighted index, the Index seeks to capitalize on a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements (Long)	7%
Swap Agreements (Short)	(102%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.6%
Apple, Inc.	2.3%
JPMorgan Chase & Co.	1.9%
Chevron Corp.	1.9%
Microsoft Corp.	1.6%

FTSE RAFI US 1000 Long/Short
Total Return
Index – Composition

% of Index
Industrials	19.0%
Energy	17.2%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	10.5%
Information Technology	8.2%
Consumer Staples	8.0%
Materials	4.1%
Telecommunication Services	3.4%
Utilities	3.3%
Real Estate	2.5%

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). The Index, constructed and maintained by Russell Investments, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SJW Group	2.0%
Meredith Corp.	1.9%
Middlesex Water Co.	1.9%
California Water Service Group	1.9%
Infinity Property & Casualty Corp.	1.9%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Utilities	28.8%
Industrials	17.6%
Financials	16.5%
Consumer Staples	11.0%
Materials	6.6%
Consumer Discretionary	6.0%
Real Estate	4.9%
Health Care	4.5%
Information Technology	2.9%
Telecommunication Services	1.2%

XIV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500 Dividend Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hormel Foods Corp.	2.3%
WW Grainger, Inc.	2.1%
Wal-Mart Stores, Inc.	2.1%
Clorox Co. (The)	2.1%
Becton Dickinson and Co.	2.1%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer Staples	26.1%
Industrials	17.7%
Health Care	13.5%
Consumer Discretionary	11.6%
Financials	9.7%
Materials	9.7%
Energy	3.8%
Real Estate	2.0%
Telecommunication Services	2.0%
Utilities	2.0%
Information Technology	1.9%

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.1%
Microsoft Corp.	3.0%
Amazon.com, Inc.	2.2%
Facebook, Inc., Class A	2.0%
Johnson & Johnson	1.7%

S&P 500 Ex-Energy
Index – Composition

% of Index
Information Technology	25.5%
Financials	15.7%
Health Care	14.9%
Consumer Discretionary	12.9%
Industrials	10.7%
Consumer Staples	8.6%
Utilities	3.3%
Materials	3.2%
Real Estate	3.1%
Telecommunication Services	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XV

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.6%
Facebook, Inc., Class A	2.3%
Johnson & Johnson	2.0%

S&P 500 Ex-Financials and Real Estate
Index – Composition

% of Index
Information Technology	29.2%
Health Care	17.0%
Consumer Discretionary	14.7%
Industrials	12.3%
Consumer Staples	9.9%
Energy	7.1%
Utilities	3.8%
Materials	3.6%
Telecommunication Services	2.4%

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.4%
Facebook, Inc., Class A	2.1%
Berkshire Hathaway, Inc., Class B	1.9%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	28.0%
Financials	17.2%
Consumer Discretionary	14.1%
Industrials	11.7%
Consumer Staples	9.4%
Energy	6.8%
Utilities	3.7%
Materials	3.4%
Real Estate	3.4%
Telecommunication Services	2.3%

XVI :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology & Telecommunication Services Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology & Telecommunication Services Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	2.8%
Johnson & Johnson	2.2%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.2%
Exxon Mobil Corp.	2.1%

S&P 500 Ex-Information Technology &
Telecommunication Services
Index – Composition

% of Index
Financials	19.9%
Health Care	19.0%
Consumer Discretionary	16.3%
Industrials	13.6%
Consumer Staples	11.0%
Energy	7.9%
Utilities	4.3%
Materials	4.0%
Real Estate	4.0%

ProShares S&P MidCap 400 Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index, have increased dividend payments each year for at least 15 years, and meet certain market capitalization and liquidity requirements. The Index contains all companies meeting these requirements with a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Meredith Corp.	2.8%
Lancaster Colony Corp.	2.5%
SEI Investments Co.	2.4%
John Wiley & Sons, Inc., Class A	2.4%
Carlisle Cos., Inc.	2.4%

S&P MidCap 400 Dividend Aristocrats
Index – Composition

% of Index
Financials	29.7%
Utilities	20.3%
Industrials	13.6%
Materials	9.0%
Consumer Discretionary	7.6%
Consumer Staples	7.1%
Real Estate	4.4%
Health Care	3.9%
Information Technology	2.2%
Telecommunication Services	2.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XVII

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index. (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Indonesia Government International Bond, 5.88%, due 03/13/20	3.7%
Qatar Government International Bond, 4.50%, due 01/20/22	2.7%
Republic of Lebanon, 8.25%, due 04/12/21	2.2%
Colombia Government International Bond, 11.75%, due 02/25/20	2.2%
Argentina Government International Bond, 5.63%, due 01/26/22	2.2%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	27.8%
Russian Federation	10.3%
Brazil	9.6%
Indonesia	8.6%
Korea, Republic Of	8.6%
Mexico	8.5%
Turkey	7.3%
Qatar	7.2%
Argent	5.0%
Lebanon	3.7%
Poland	3.4%

DBIQ Short Duration Emerging
Market Bond Index – Composition

% of Index
Sovereign	66.8%
Quasi-Sovereign	22.6%
Semi-Sovereign	10.6%

XVIII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XIX

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
CDS Short North American HY Credit ETF
Actual	$1,000.00	$975.90	$2.48	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Decline of the Retail Store ETF (a)
Actual	$1,000.00	$886.70	$0.27	0.66%
Hypothetical	$1,000.00	$1,021.76	$3.35	0.66%
DJ Brookfield Global Infrastructure ETF
Actual	$1,000.00	$1,023.90	$2.28	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Equities for Rising Rates ETF (b)
Actual	$1,000.00	$1,122.70	$1.31	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,025.10	$3.05	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Hedge Replication ETF
Actual	$1,000.00	$1,024.30	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,019.40	$2.53	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Inflation Expectations ETF
Actual	$1,000.00	$1,012.80	$1.51	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%

XX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,032.50	$1.53	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
K-1 Free Crude Oil Strategy ETF
Actual	$1,000.00	$1,157.30	$3.52	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Large Cap Core Plus
Actual	$1,000.00	$1,114.40	$2.39	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Long Online /Short Stores ETF (a)
Actual	$1,000.00	$960.70	$0.28	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Managed Futures Strategy ETF
Actual	$1,000.00	$973.60	$3.71	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Merger ETF
Actual	$1,000.00	$1,012.10	$3.78	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Morningstar Alternatives Solution ETF (c)
Actual	$1,000.00	$1,002.00	$2.96	0.59%
Hypothetical	$1,000.00	$1,022.11	$2.99	0.59%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$1,046.60	$2.57	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$1,073.70	$3.12	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$1,021.50	$2.79	0.55%
Hypothetical	$1,000.00	$1,022.31	$2.79	0.55%
RAFI® Long/Short
Actual	$1,000.00	$998.40	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,095.30	$2.10	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
S&P 500 Dividend Aristocrats ETF
Actual	$1,000.00	$1,107.70	$1.85	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Ex-Energy ETF
Actual	$1,000.00	$1,108.90	$1.43	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXI

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,094.80	$1.42	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,107.30	$1.43	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,096.30	$1.42	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P MidCap 400 Dividend Aristocrats ETF
Actual	$1,000.00	$1,082.20	$2.09	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,003.40	$2.51	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on November 14, 2017. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 16 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(b)  The Fund commenced operations on July 24, 2017. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 129 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(c)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples

XXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 97.7%
Repurchase Agreements (a) — 97.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,182,586 (Cost $3,182,497)	$3,182,497	$3,182,497
Total Investments — 97.7% (Cost $3,182,497)		3,182,497
Other assets less liabilities — 2.3%		73,375
Net Assets — 100.0%		$3,255,872

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(51,452)
Net unrealized depreciation	$(51,452)
Federal income tax cost	$2,970,656

Credit Default Swap Agreements — Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Fixed Rate Payment Frequency	Maturity Date	Implied Credit Spread at November 30, 2017 (b)	Notional Amount (c)		Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 28*	5.00%	Quarterly	6/20/2022	2.89%	$99,000	**	$(9,387)	$(7,065)	$(2,322)
CDX North American High Yield Index; Version 1, Series 29	5.00%	Quarterly	12/20/2022	3.19%	2,850,000		(253,906)	(204,776)	(49,130)
							$(263,293)	$(211,841)	$(51,452)

*  As of November 30, 2017, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**  Reflects the notional amount after the default of securities.

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

2 :: WYDE CDS SHORT NORTH AMERICAN HY CREDIT ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 85.3%
Repurchase Agreements (a) — 85.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $9,829,427 (Cost $9,829,148)	$9,829,148	$9,829,148
Total Investments — 85.3% (Cost $9,829,148)		9,829,148
Other assets less liabilities — 14.7%		1,698,223
Net Assets — 100.0%		$11,527,371

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,265,640)
Net unrealized depreciation	$(1,265,640)
Federal income tax cost	$9,829,148

Swap Agreements1

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[5] ($)
(10,260,000)	(11,507,124)	11/6/2019	Societe Generale	0.76%	Solactive- ProShares Bricks and Mortar Retail Store Index	(1,265,640)	—	—	(1,265,640)
					Total Depreciation	(1,265,640)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: DECLINE OF THE RETAIL STORE ETF EMTY :: 3

Investments	Shares	Value
Common Stocks — 84.9%
Construction & Engineering — 5.8%
Ferrovial SA	17,807	$391,998
Vinci SA	18,213	1,860,841
		2,252,839
Diversified Telecommunication Services — 0.6%
Cellnex Telecom SA (a)	5,333	131,268
Ei Towers SpA	605	40,254
Infrastrutture Wireless Italiane SpA (a)	8,658	66,984
		238,506
Electric Utilities — 10.2%
AusNet Services	61,144	86,717
Edison International	10,087	819,770
Elia System Operator SA/NV	1,068	62,797
Eversource Energy	9,810	636,179
Fortis, Inc.	14,697	541,106
Hydro One Ltd. (a)	10,300	181,546
PG&E Corp.	15,876	861,114
Red Electrica Corp. SA	15,224	344,287
Spark Infrastructure Group	59,156	116,786
Terna Rete Elettrica Nazionale SpA	49,261	304,598
		3,954,900
Equity Real Estate Investment Trusts (REITs) — 10.2%
American Tower Corp.	13,287	1,912,398
Crown Castle International Corp.	12,578	1,421,314
InfraREIT, Inc.	1,208	25,513
SBA Communications Corp.*	3,726	632,488
		3,991,713
Gas Utilities — 7.6%
APA Group	39,191	276,876
Atmos Energy Corp.	3,266	301,419
China Gas Holdings Ltd.	80,692	247,960
China Resources Gas Group Ltd.	28,941	111,723
ENN Energy Holdings Ltd.	26,734	194,939
Hong Kong & China Gas Co. Ltd.	285,329	556,764
Italgas SpA	17,531	111,008
New Jersey Resources Corp.	2,704	120,598
Northwest Natural Gas Co.	895	61,889
ONE Gas, Inc.	1,611	127,672
Southwest Gas Holdings, Inc.	1,487	127,793
Spire, Inc.	1,511	124,280
Toho Gas Co. Ltd.	3,578	101,416
Tokyo Gas Co. Ltd.	14,255	333,750
Towngas China Co. Ltd.*	34,254	27,324
WGL Holdings, Inc.	1,572	132,897
		2,958,308
Investments	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.2%
Beijing Enterprises Holdings Ltd.	17,035	$98,151
Media — 1.0%
Eutelsat Communications SA	6,082	137,687
RAI Way SpA (a)	3,435	21,792
SES SA, FDR	13,374	220,868
		380,347
Multi-Utilities — 10.6%
ACEA SpA	1,573	31,978
CenterPoint Energy, Inc.	13,277	398,443
Consolidated Edison, Inc.	9,592	854,072
National Grid plc	127,006	1,520,102
NiSource, Inc.	10,038	276,346
NorthWestern Corp.	1,498	96,262
Sempra Energy	7,773	940,455
Unitil Corp.	434	22,672
		4,140,330
Oil, Gas & Consumable Fuels — 22.6%
Cheniere Energy, Inc.*	6,283	303,595
Enagas SA	8,007	234,970
Enbridge Energy Management LLC*	2,440	32,940
Enbridge Income Fund Holdings, Inc.	4,208	97,392
Enbridge, Inc.	57,886	2,182,811
EnLink Midstream LLC	1,841	30,745
Inter Pipeline Ltd.	13,199	277,249
Keyera Corp.	6,624	186,683
Kinder Morgan, Inc.	59,438	1,024,117
Koninklijke Vopak NV	2,389	100,945
ONEOK, Inc.	11,761	610,396
Pembina Pipeline Corp.	17,668	615,295
Plains GP Holdings LP, Class A	4,770	98,214
SemGroup Corp., Class A	2,054	49,296
Snam SpA	78,795	397,276
Tallgrass Energy GP LP	1,795	40,567
Targa Resources Corp.	6,659	289,001
TransCanada Corp.	30,632	1,469,215
Williams Cos., Inc. (The)	25,592	743,448
		8,784,155
Transportation Infrastructure — 11.5%
Abertis Infraestructuras SA	26,472	591,096
Aena SME SA (a)	2,585	514,286
Aeroports de Paris	1,153	219,920
ASTM SpA	1,287	36,703
Atlantia SpA	16,540	549,457
Auckland International Airport Ltd.	32,860	143,294

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Beijing Capital International Airport Co. Ltd., Class H	51,529	$76,137
China Merchants Port Holdings Co. Ltd.	42,557	109,796
Flughafen Zurich AG (Registered)	674	151,551
Fraport AG Frankfurt Airport Services Worldwide	1,288	128,285
Groupe Eurotunnel SE (Registered)	16,506	219,449
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,476	59,763
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,316	131,008
Grupo Aeroportuario del Sureste SAB de CV, ADR	714	127,885
Hamburger Hafen und Logistik AG	742	21,823
Hutchison Port Holdings Trust	188,561	80,138
Japan Airport Terminal Co. Ltd.	2,356	87,713
Jiangsu Expressway Co. Ltd., Class H	44,087	60,400
Macquarie Atlas Roads Group	20,811	96,180
Shenzhen Expressway Co. Ltd., Class H	24,712	23,826
Societa Iniziative Autostradali e Servizi SpA	2,422	42,781
Sydney Airport	38,839	217,690
Transurban Group	72,179	685,182
Westshore Terminals Investment Corp.	1,784	34,459
Zhejiang Expressway Co. Ltd., Class H	51,730	61,995
		4,470,817
Water Utilities — 4.6%
American States Water Co.	1,132	65,305
American Water Works Co., Inc.	5,519	505,320
Aqua America, Inc.	5,454	207,198
Beijing Enterprises Water Group Ltd.*	171,351	133,831
California Water Service Group	1,482	67,579
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	12,066	120,298
Pennon Group plc	14,703	157,981
Severn Trent plc	8,404	238,563
SJW Group	511	34,814
United Utilities Group plc	23,782	263,896
		1,794,785
Total Common Stocks (Cost $29,433,741)		33,064,851
Master Limited Partnerships — 14.1%
Electric Utilities — 0.6%
Brookfield Infrastructure Partners LP	4,884	209,231
Investments	Shares	Value
Master Limited Partnerships (continued)
Oil, Gas & Consumable Fuels — 13.5%
Andeavor Logistics LP	2,718	$121,658
Antero Midstream Partners LP	2,684	73,944
Boardwalk Pipeline Partners LP	3,916	52,631
Buckeye Partners LP	4,343	199,474
Cheniere Energy Partners LP	1,286	34,606
Crestwood Equity Partners LP	1,485	35,566
DCP Midstream LP	2,822	99,165
Dominion Energy Midstream Partners LP	1,296	41,666
Enable Midstream Partners LP	1,327	19,879
Enbridge Energy Partners LP	8,302	121,375
Energy Transfer Equity LP	26,726	432,961
Energy Transfer Partners LP	32,909	546,619
EnLink Midstream Partners LP	5,076	81,165
Enterprise Products Partners LP	45,240	1,114,261
EQT GP Holdings LP	755	19,305
EQT Midstream Partners LP	1,814	124,477
Genesis Energy LP	3,221	69,155
Holly Energy Partners LP	1,221	40,427
Magellan Midstream Partners LP	7,059	472,953
MPLX LP	8,735	313,237
Noble Midstream Partners LP	467	23,093
NuStar Energy LP	2,416	70,209
NuStar GP Holdings LLC	953	13,866
Phillips 66 Partners LP	1,543	72,305
Plains All American Pipeline LP	13,168	256,776
Rice Midstream Partners LP	2,300	47,909
Shell Midstream Partners LP	2,891	78,202
Spectra Energy Partners LP	2,218	90,761
Summit Midstream Partners LP	1,345	25,488
TC PipeLines LP	1,575	80,026
TransMontaigne Partners LP	363	14,212
Valero Energy Partners LP	699	29,050
Western Gas Equity Partners LP	1,232	43,982
Western Gas Partners LP	2,988	133,922
Williams Partners LP	7,382	270,919
		5,265,244
Total Master Limited Partnerships (Cost $6,641,378)		5,474,475
Closed End Funds — 0.5%
Capital Markets — 0.5%
3i Infrastructure plc	23,921	63,828
HICL Infrastructure Co. Ltd.	63,643	133,926
Total Closed End Funds (Cost $201,282)		197,754

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $52,093 (Cost $52,093)	$52,093	$52,093
Total Investments — 99.6% (Cost $36,328,494)		38,789,173
Other assets less liabilities — 0.4%		143,345
Net Assets — 100.0%		$38,932,518

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $915,876 or 2.35% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

FDR  Fiduciary Depositary Receipt

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,119,329
Aggregate gross unrealized depreciation	(2,916,221)
Net unrealized appreciation	$2,203,108
Federal income tax cost	$36,586,065

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

United States	49.6%
Canada	14.9%
France	6.3%
United Kingdom	6.1%
Spain	5.7%
Italy	4.2%
Australia	3.8%
China	2.3%
Hong Kong	2.1%
Japan	1.3%
Mexico	0.7%
Luxembourg	0.5%
Switzerland	0.4%
New Zealand	0.4%
Germany	0.3%
Brazil	0.3%
Netherlands	0.2%
Singapore	0.2%
Belgium	0.2%
Other[1]	0.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

6 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.5%
Aerospace & Defense — 1.9%
Textron, Inc.	6,247	$348,020
Banks — 15.3%
Bank of America Corp.	19,925	561,287
Comerica, Inc.	6,621	551,596
Fifth Third Bancorp	18,045	550,553
Regions Financial Corp.	33,152	549,992
Zions Bancorp	10,702	530,284
		2,743,712
Capital Markets — 6.3%
Charles Schwab Corp. (The)	11,543	563,183
E*TRADE Financial Corp.*	11,578	557,365
		1,120,548
Chemicals — 9.0%
Albemarle Corp.	1,852	248,761
Celanese Corp., Series A	2,422	259,735
Eastman Chemical Co.	2,790	257,712
LyondellBasell Industries NV, Class A	2,549	266,880
Mosaic Co. (The)	11,701	284,217
Westlake Chemical Corp.	3,038	297,512
		1,614,817
Communications Equipment — 1.0%
Harris Corp.	1,278	184,671
Construction Materials — 1.9%
Martin Marietta Materials, Inc.	1,632	340,093
Containers & Packaging — 1.4%
International Paper Co.	4,445	251,631
Electrical Equipment — 4.0%
AMETEK, Inc.	5,097	370,501
Eaton Corp. plc	4,386	341,143
		711,644
Energy Equipment & Services — 2.1%
Schlumberger Ltd.	6,033	379,174
Insurance — 8.9%
Lincoln National Corp.	6,871	525,975
MetLife, Inc.	9,719	521,716
Prudential Financial, Inc.	4,749	550,124
		1,597,815
IT Services — 2.2%
FleetCor Technologies, Inc.*	2,175	395,567
Investments	Shares	Value
Common Stocks (continued)
Machinery — 4.1%
Caterpillar, Inc.	2,699	$380,964
Parker-Hannifin Corp.	1,923	360,543
		741,507
Metals & Mining — 4.4%
Freeport-McMoRan, Inc.*	17,981	250,296
Nucor Corp.	4,507	259,153
Steel Dynamics, Inc.	7,329	282,166
		791,615
Oil, Gas & Consumable Fuels — 21.9%
Apache Corp.	9,189	384,376
ConocoPhillips	8,407	427,748
Devon Energy Corp.	11,462	441,631
Hess Corp.	8,973	411,681
Marathon Oil Corp.	31,030	460,485
Marathon Petroleum Corp.	7,503	469,913
Phillips 66	4,593	448,093
Valero Energy Corp.	5,470	468,342
Williams Cos., Inc. (The)	14,026	407,455
		3,919,724
Road & Rail — 3.9%
CSX Corp.	6,207	346,040
Norfolk Southern Corp.	2,545	352,814
		698,854
Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.	3,232	170,553
Lam Research Corp.	910	175,020
Microchip Technology, Inc.	1,874	163,019
NVIDIA Corp.	941	188,868
		697,460
Software — 1.9%
Autodesk, Inc.*	1,499	164,440
ServiceNow, Inc.*	1,432	176,136
		340,576
Technology Hardware, Storage & Peripherals — 3.2%
NetApp, Inc.	3,846	217,337
Seagate Technology plc	5,078	195,808
Western Digital Corp.	1,949	153,698
		566,843
Trading Companies & Distributors — 2.2%
United Rentals, Inc.*	2,426	386,899
Total Common Stocks (Cost $16,646,020)		17,831,170
See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF EQRR :: 7

Investments	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $45,117 (Cost $45,117)	$45,117	$45,117
Total Investments — 99.8% (Cost $16,691,137)		17,876,287
Other assets less liabilities — 0.2%		27,731
Net Assets — 100.0%		$17,904,018

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,386,075
Aggregate gross unrealized depreciation	(200,930)
Net unrealized appreciation	$1,185,145
Federal income tax cost	$16,691,142

See accompanying notes to the financial statements.

8 :: EQRR EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks — 93.0%
Capital Markets — 66.0%
3i Group plc	85,657	$1,043,741
Altamir	5,517	98,499
Apollo Investment Corp.	44,873	269,687
Ares Capital Corp.	64,507	1,046,303
AURELIUS Equity Opportunities SE & Co. KGaA	4,873	315,061
BlackRock Capital Investment Corp.	15,395	100,837
Brait SE*	62,744	211,312
FS Investment Corp.	52,568	425,801
Gimv NV	4,000	244,525
Golub Capital BDC, Inc.	12,723	240,974
Hercules Capital, Inc.	17,251	231,681
IP Group plc*	146,001	296,178
Main Street Capital Corp.	11,541	465,679
New Mountain Finance Corp.	14,816	209,646
Oaktree Specialty Lending Corp.	24,454	117,868
PennantPark Investment Corp.	14,931	107,802
Prospect Capital Corp.	72,088	493,803
Ratos AB, Class B	48,310	212,724
Solar Capital Ltd.	8,562	183,056
TCP Capital Corp.	12,591	199,567
TPG Specialty Lending, Inc.	12,309	251,965
Triangle Capital Corp.	9,823	96,364
		6,863,073
Diversified Financial Services — 23.4%
Eurazeo SA	10,847	954,613
Onex Corp.	13,684	989,482
Wendel SA	2,920	491,440
		2,435,535
Internet Software & Services — 3.6%
Rocket Internet SE*(a)	15,473	368,335
Total Common Stocks (Cost $9,561,629)		9,666,943
Investments	Shares	Value
Closed End Funds — 4.9%
Capital Markets — 4.9%
Electra Private Equity plc	13,272	$166,029
HBM Healthcare Investments AG Class A*	1,288	169,028
HgCapital Trust plc	7,395	172,117
Total Closed End Funds (Cost $610,924)		507,174
Master Limited Partnerships — 1.7%
Diversified Financial Services — 1.7%
Compass Diversified Holdings (Cost $196,704)	10,757	181,793
Total Investments — 99.6% (Cost $10,369,257)		10,355,910
Other assets less liabilities — 0.4%		37,108
Net Assets — 100.0%		$10,393,018

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $368,335 or 3.54% of net assets of the Fund.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,262,482
Aggregate gross unrealized depreciation	(1,398,032)
Net unrealized depreciation	$(135,550)
Federal income tax cost	$10,491,460

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

United States	44.5%
United Kingdom	16.1%
France	14.9%
Canada	9.5%
Germany	6.6%
Belgium	2.4%
Sweden	2.0%
South Africa	2.0%
Switzerland	1.6%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 9

	Percentage of Net Assets	Shares	Value
Common Stocks — 12.2%
ALLETE, Inc. (Electric Utilities)	0.0%	117	$9,418
Aspen Technology, Inc.* (Software)	0.1%	172	11,510
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	0.0%	153	9,804
Blackbaud, Inc. (Software)	0.0%	109	10,731
Bluebird Bio, Inc.* (Biotechnology)	0.1%	104	17,971
Catalent, Inc.* (Pharmaceuticals)	0.1%	288	11,460
Chemical Financial Corp. (Banks)	0.0%	162	9,135
CNO Financial Group, Inc. (Insurance)	0.0%	386	9,731
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	101	12,544
Dana, Inc. (Auto Components)	0.0%	333	11,002
EMCOR Group, Inc. (Construction & Engineering)	0.0%	135	10,904
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.0%	325	9,847
EPAM Systems, Inc.* (IT Services)	0.1%	112	11,361
Exact Sciences Corp.* (Biotechnology)	0.1%	269	16,000
Fair Isaac Corp. (Software)	0.0%	70	10,994
Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	0.0%	346	9,868
Grand Canyon Education, Inc.* (Diversified Consumer Services)	0.0%	107	10,161
GrubHub, Inc.* (Internet Software & Services)	0.1%	197	13,309
Hancock Holding Co. (Banks)	0.0%	193	9,911
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.0%	281	9,208
HealthSouth Corp. (Health Care Providers & Services)	0.1%	225	11,239
IBERIABANK Corp. (Banks)	0.0%	116	9,019
IDACORP, Inc. (Electric Utilities)	0.1%	116	11,462
Insulet Corp.* (Health Care Equipment & Supplies)	0.0%	133	9,540
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.0%	307	9,238
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	0.1%	287	12,249
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.0%	52	10,551
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
LivaNova plc* (Health Care Equipment & Supplies)	0.0%	111	$9,677
Louisiana-Pacific Corp.* (Paper & Forest Products)	0.0%	333	9,194
Masimo Corp.* (Health Care Equipment & Supplies)	0.0%	103	9,151
MAXIMUS, Inc. (IT Services)	0.0%	147	10,155
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	0.1%	847	12,383
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	123	11,599
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.0%	91	10,770
Nektar Therapeutics* (Pharmaceuticals)	0.1%	339	18,303
ONE Gas, Inc. (Gas Utilities)	0.0%	119	9,431
Paycom Software, Inc.* (Software)	0.0%	113	9,266
Portland General Electric Co. (Electric Utilities)	0.0%	205	10,176
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.0%	112	9,225
Primerica, Inc. (Insurance)	0.0%	104	10,816
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.0%	496	10,163
Southwest Gas Holdings, Inc. (Gas Utilities)	0.0%	109	9,368
Sterling Bancorp (Banks)	0.1%	488	12,371
Texas Capital Bancshares, Inc.* (Banks)	0.0%	114	10,300
Umpqua Holdings Corp. (Banks)	0.0%	507	11,210
ViaSat, Inc.* (Communications Equipment)	0.0%	122	9,057
WGL Holdings, Inc. (Gas Utilities)	0.0%	117	9,891
Wintrust Financial Corp. (Banks)	0.0%	127	10,649
Woodward, Inc. (Machinery)	0.0%	122	9,437
Other Common Stocks (a)	10.8%	185,312	4,266,290
Total Common Stocks (Cost $4,231,182)			4,797,049
		No. of Rights
Rights — 0.0% (b)
Dyax Corp., CVR*(a)(c)	0.0%	288	320
Tobira Therapeutics, Inc., CVR*(a)(c)	0.0%	10	—
Total Rights (Cost $—)			320

See accompanying notes to the financial statements.

10 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 84.7%
Repurchase Agreements (d) — 16.1%

Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,372,942 (Cost $6,372,760)	$6,372,760	$6,372,760
U.S. Treasury Obligations — 68.6%
U.S. Treasury Bills 1.15%, due 2/1/2018 (e) (Cost $27,066,505)	27,120,000	27,070,714
Total Short-Term Investments (Cost $33,439,265)		33,443,474
Total Investments — 96.9% (Cost $37,670,447)		38,240,843
Other assets less liabilities — 3.1%		1,219,910
Net Assets — 100.0%		$39,460,753

*  Non-income producing security.

(a)  Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $378, which represents approximately 0.00% of net assets of the Fund.

(b)  Represents less than 0.05% of net assets.

(c)  Illiquid security.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)  The rate shown was the current yield as of November 30, 2017.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,886
Aggregate gross unrealized depreciation	(346,381)
Net unrealized appreciation	$460,505
Federal income tax cost	$37,713,657

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro	44	12/18/2017	USD	$3,276,075	$8,456

Cash collateral in the amount of $50,820 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(634,098)	(704,193)	1/7/2019	Credit Suisse International	(1.35)%	S&P 500® Total Return Index	(72,730)
297,595	311,487	11/13/2019	Credit Suisse International	1.24%	Russell 2000® Total Return Index	13,965
1,296,587	1,291,258	11/13/2019	Credit Suisse International	0.99%	iShares® MSCI Emerging Markets ETF	(6,045)
1,490,483	1,508,348	11/13/2019	Credit Suisse International	0.94%	iShares® MSCI EAFE ETF	17,084
2,450,567	2,406,900					(47,726)	—	—	(47,726)

See accompanying notes to the financial statements.

PROSHARES TRUSTSUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 11

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,491,572)	(2,538,539)	1/7/2019	Morgan Stanley & Co. International plc	(1.49)%	S&P 500® Total Return Index	(48,140)
17,318	17,247	11/13/2019	Morgan Stanley & Co. International plc	0.99%	iShares® MSCI Emerging Markets ETF	(81)
(2,474,254)	(2,521,292)					(48,221)	—	48,221	—
2,120	2,190	11/6/2019	Societe Generale	1.24%	Russell 2000® Total Return Index	70
1,459,206	1,476,696	11/13/2019	Societe Generale	1.94%	iShares® MSCI EAFE ETF	15,914
1,701,592	1,692,769	11/6/2019	iShares® MSCI Societe Generale	0.89%	Emerging Markets ETF	(9,963)
3,162,918 4,015	3,171,655 4,139	11/13/2019	UBS AG	1.24%	Russell 2000® Total Return Index	6,021 125	—	—	6,021
1,348,930	1,343,385	11/13/2019	UBS AG	1.04%	iShares® MSCI Emerging Markets ETF	(6,327)
1,858,400	1,880,676	11/13/2019	UBS AG	1.24%	iShares® MSCI EAFE ETF	20,991
3,211,345	3,228,200					14,789	—	—	14,789
6,350,576	6,285,463					(75,137)
					Total Appreciation	68,149
					Total Depreciation	(143,286)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

12 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Abbreviations

USD  U.S. Dollar

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	0.2%
Air Freight & Logistics	0.0%*
Airlines	0.0%*
Auto Components	0.1%
Automobiles	0.0%*
Banks	1.3%
Beverages	0.0%*
Biotechnology	0.7%
Building Products	0.2%
Capital Markets	0.2%
Chemicals	0.3%
Commercial Services & Supplies	0.3%
Communications Equipment	0.2%
Construction & Engineering	0.1%
Construction Materials	0.0%*
Consumer Finance	0.1%
Containers & Packaging	0.0%*
Distributors	0.0%*
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%*
Diversified Telecommunication Services	0.1%
Electric Utilities	0.1%
Electrical Equipment	0.1%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	0.2%
Equity Real Estate Investment Trusts (REITs)	0.8%
Food & Staples Retailing	0.1%
Food Products	0.2%
Gas Utilities	0.2%
Health Care Equipment & Supplies	0.5%
Health Care Providers & Services	0.2%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	0.4%
Household Durables	0.2%
Household Products	0.0%*
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.0%*
Insurance	0.3%
Internet & Direct Marketing Retail	0.1%
Internet Software & Services	0.4%
IT Services	0.2%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.1%
Machinery	0.5%
Marine	0.0%*
Media	0.2%
Metals & Mining	0.1%
Mortgage Real Estate Investment Trusts (REITs)	0.1%
Multiline Retail	0.0%*
Multi-Utilities	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUSTSUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 13

Oil, Gas & Consumable Fuels	0.3%
Paper & Forest Products	0.1%
Personal Products	0.0%*
Pharmaceuticals	0.3%
Professional Services	0.2%
Real Estate Management & Development	0.0%*
Road & Rail	0.1%
Semiconductors & Semiconductor Equipment	0.4%
Software	0.4%
Specialty Retail	0.3%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.1%
Thrifts & Mortgage Finance	0.3%
Tobacco	0.0%*
Trading Companies & Distributors	0.2%
Transportation Infrastructure	0.0%*
Water Utilities	0.0%*
Wireless Telecommunication Services	0.0%*
Other[1]	87.8%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 95.5%
Aerospace & Defense — 2.2%
Bombardier, Inc.
7.50%, 3/15/2025 (a)	$1,088,000	$1,093,440
KLX, Inc.
5.88%, 12/1/2022 (a)	540,000	564,300
TransDigm, Inc.
6.00%, 7/15/2022	805,000	830,156
6.50%, 7/15/2024	598,000	611,455
		3,099,351
Air Freight & Logistics — 0.3%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	412,000	430,540
Auto Components — 2.6%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	730,000	760,332
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	953,000	988,737
Icahn Enterprises LP
6.00%, 8/1/2020	1,207,000	1,243,210
5.88%, 2/1/2022	650,000	664,625
		3,656,904
Automobiles — 0.8%
Tesla, Inc. 5.30%, 8/15/2025 (a)	1,130,000	1,078,811
Banks — 0.4%
CIT Group, Inc. 3.88%, 2/19/2019	574,000	582,954
Chemicals — 3.5%
Ashland LLC
4.75%, 8/15/2022	999,000	1,041,457
Chemours Co. (The)
6.63%, 5/15/2023	836,000	884,070
Gates Global LLC
6.00%, 7/15/2022 (a)	860,000	879,608
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	219,000	227,213
NOVA Chemicals Corp.
4.88%, 6/1/2024 (a)	483,000	489,038
5.25%, 6/1/2027 (a)	713,000	720,130
Platform Specialty Products Corp.
6.50%, 2/1/2022 (a)	747,000	772,211
		5,013,727
Investments	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services & Supplies — 3.6%
ADT Corp. (The)
3.50%, 7/15/2022	$614,000	$611,698
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	1,915,000	1,971,205
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (a)	1,968,000	2,172,180
West Corp.
8.50%, 10/15/2025 (a)	400,000	390,500
		5,145,583
Communications Equipment — 0.6%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	824,000	881,680
Consumer Finance — 2.6%
Ally Financial, Inc.
5.75%, 11/20/2025	606,000	664,321
Navient Corp.
5.50%, 1/15/2019	1,193,000	1,222,229
Springleaf Finance Corp.
8.25%, 12/15/2020	1,078,000	1,192,537
6.13%, 5/15/2022	514,000	533,275
		3,612,362
Containers & Packaging — 3.1%
Ball Corp.
4.38%, 12/15/2020	405,000	421,200
5.25%, 7/1/2025	1,091,000	1,194,645
BWAY Holding Co.
5.50%, 4/15/2024 (a)	491,000	511,867
7.25%, 4/15/2025 (a)	822,000	851,798
Crown Americas LLC
4.50%, 1/15/2023	696,000	726,763
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023 (a)	600,000	622,500
		4,328,773
Diversified Telecommunication Services — 3.6%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	1,100,000	1,089,687
5.00%, 2/1/2028 (a)	784,000	768,320
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	777,000	757,575
Frontier Communications Corp.
10.50%, 9/15/2022	970,000	768,725
11.00%, 9/15/2025	2,175,000	1,669,313
		5,053,620

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 15

Investments	Principal Amount	Value
Corporate Bonds (continued)
Energy Equipment & Services — 1.1%
Ensco plc
5.75%, 10/1/2044	$1,042,000	$687,720
Transocean, Inc.
9.00%, 7/15/2023 (a)	748,000	807,840
		1,495,560
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equinix, Inc.
5.88%, 1/15/2026	603,000	654,255
5.38%, 5/15/2027	1,095,000	1,184,681
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	582,000	592,185
SBA Communications Corp.
4.88%, 9/1/2024	901,000	932,535
Uniti Group LP
8.25%, 10/15/2023	500,000	478,750
		3,842,406
Food & Staples Retailing — 1.6%
Albertsons Cos. LLC
6.63%, 6/15/2024	792,000	748,440
5.75%, 3/15/2025	412,000	366,556
Rite Aid Corp.
6.13%, 4/1/2023 (a)	1,227,000	1,134,975
		2,249,971
Food Products — 1.2%
Post Holdings, Inc. 5.00%, 8/15/2026 (a)	1,745,000	1,729,731
Health Care Equipment & Supplies — 2.2%
Avantor, Inc.
9.00%, 10/1/2025 (a)	975,000	957,938
DJO Finco, Inc.
8.13%, 6/15/2021 (a)	847,000	802,003
Hologic, Inc.
5.25%, 7/15/2022 (a)	682,000	711,837
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022 (a)	663,000	656,370
		3,128,148
Health Care Providers & Services — 8.7%
Centene Corp.
5.63%, 2/15/2021	369,000	380,993
4.75%, 1/15/2025	1,030,000	1,056,574
Community Health Systems, Inc.
6.88%, 2/1/2022	2,378,000	1,432,745
6.25%, 3/31/2023	773,000	722,755
Investments	Principal Amount	Value
Corporate Bonds (continued)
DaVita, Inc.
5.13%, 7/15/2024	$1,408,000	$1,432,640
5.00%, 5/1/2025	200,000	200,060
Envision Healthcare Corp.
5.63%, 7/15/2022	580,000	591,600
HCA, Inc.
5.38%, 2/1/2025	1,337,000	1,387,137
5.88%, 2/15/2026	872,000	927,590
LifePoint Health, Inc.
5.50%, 12/1/2021	882,000	891,922
MPH Acquisition Holdings LLC
7.13%, 6/1/2024 (a)	833,000	894,434
Tenet Healthcare Corp.
8.13%, 4/1/2022	1,255,000	1,242,450
6.75%, 6/15/2023	1,193,000	1,115,431
		12,276,331
Health Care Technology — 0.4%
Quintiles IMS, Inc. 5.00%, 10/15/2026 (a)	535,000	560,413
Hotels, Restaurants & Leisure — 7.2%
1011778 BC ULC
4.25%, 5/15/2024 (a)	1,950,000	1,952,925
CRC Escrow Issuer LLC
5.25%, 10/15/2025 (a)	1,130,000	1,131,412
Golden Nugget, Inc.
6.75%, 10/15/2024 (a)	420,000	428,925
KFC Holding Co.
5.00%, 6/1/2024 (a)	141,000	147,697
5.25%, 6/1/2026 (a)	1,092,000	1,154,790
MGM Resorts International
6.63%, 12/15/2021	516,000	574,045
6.00%, 3/15/2023	1,088,000	1,199,520
Scientific Games International, Inc.
7.00%, 1/1/2022 (a)	505,000	532,775
10.00%, 12/1/2022	1,217,000	1,340,221
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	511,000	519,943
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	1,092,000	1,127,818
		10,110,071
Household Products — 0.3%
Spectrum Brands, Inc. 5.75%, 7/15/2025	438,000	459,900
Independent Power and Renewable Electricity Producers — 2.7%
Calpine Corp.
5.38%, 1/15/2023	334,000	332,747
5.75%, 1/15/2025	855,000	822,938

See accompanying notes to the financial statements.

16 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Dynegy, Inc.
7.38%, 11/1/2022	$1,720,000	$1,838,250
NRG Energy, Inc.
6.63%, 1/15/2027	770,000	829,675
		3,823,610
Insurance — 0.2%
HUB International Ltd. 7.88%, 10/1/2021 (a)	315,000	327,600
Internet & Direct Marketing Retail — 1.4%
Netflix, Inc.
4.38%, 11/15/2026	910,000	892,937
4.88%, 4/15/2028 (a)	1,133,000	1,120,254
		2,013,191
Internet Software & Services — 1.8%
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (a)	810,000	868,725
Zayo Group LLC
6.00%, 4/1/2023	248,000	258,075
5.75%, 1/15/2027 (a)	1,340,000	1,380,200
		2,507,000
IT Services — 2.2%
First Data Corp.
7.00%, 12/1/2023 (a)	885,000	938,100
5.75%, 1/15/2024 (a)	2,044,000	2,120,650
		3,058,750
Machinery — 1.8%
BlueLine Rental Finance Corp.
9.25%, 3/15/2024 (a)	769,000	832,442
Novelis Corp.
6.25%, 8/15/2024 (a)	1,326,000	1,395,615
5.88%, 9/30/2026 (a)	286,000	296,368
		2,524,425
Media — 7.4%
Altice US Finance I Corp.
5.50%, 5/15/2026 (a)	518,000	524,475
AMC Networks, Inc.
5.00%, 4/1/2024	808,000	818,100
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	1,134,000	1,151,010
CSC Holdings LLC
5.50%, 4/15/2027 (a)	500,000	506,875
DISH DBS Corp.
5.88%, 11/15/2024	1,484,000	1,495,130
7.75%, 7/1/2026	1,209,000	1,304,209
Investments	Principal Amount	Value
Corporate Bonds (continued)
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)	$1,108,000	$1,177,250
5.00%, 8/1/2027 (a)	1,135,000	1,147,769
Tribune Media Co.
5.88%, 7/15/2022	703,000	717,060
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	1,663,000	1,619,346
		10,461,224
Metals & Mining — 2.8%
Cleveland-Cliffs, Inc.
5.75%, 3/1/2025 (a)	112,000	108,864
First Quantum Minerals Ltd.
7.00%, 2/15/2021 (a)	872,000	904,700
7.25%, 4/1/2023 (a)	561,000	593,257
7.50%, 4/1/2025 (a)	306,000	325,508
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	1,142,000	1,128,981
5.45%, 3/15/2043	885,000	838,272
		3,899,582
Multiline Retail — 0.9%
Dollar Tree, Inc. 5.75%, 3/1/2023	1,222,000	1,278,518
Oil, Gas & Consumable Fuels — 8.9%
Antero Resources Corp.
5.38%, 11/1/2021	1,175,000	1,204,375
5.13%, 12/1/2022	366,000	375,150
California Resources Corp.
8.00%, 12/15/2022 (a)	1,322,000	978,280
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	601,000	651,334
Chesapeake Energy Corp.
8.00%, 12/15/2022 (a)	1,463,000	1,561,752
Citgo Holding, Inc.
10.75%, 2/15/2020 (a)	528,000	558,360
CNX Resources Corp.
5.88%, 4/15/2022	1,290,000	1,319,025
Continental Resources, Inc.
4.50%, 4/15/2023	1,105,000	1,127,100
3.80%, 6/1/2024	300,000	295,500
Energy Transfer Equity LP
5.88%, 1/15/2024	132,000	141,570
EP Energy LLC
8.00%, 2/15/2025 (a)	728,000	478,660
Jupiter Resources, Inc.
8.50%, 10/1/2022 (a)	1,532,000	1,052,622
MEG Energy Corp.
7.00%, 3/31/2024 (a)	1,099,000	989,100

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 17

Investments	Principal Amount	Value
Corporate Bonds (continued)
Murray Energy Corp.
11.25%, 4/15/2021 (a)	$983,000	$545,565
Sanchez Energy Corp.
6.13%, 1/15/2023	671,000	566,156
Williams Cos., Inc. (The)
4.55%, 6/24/2024	718,000	744,028
		12,588,577
Pharmaceuticals — 3.0%
Endo Dac
6.00%, 7/15/2023 (a)	650,000	508,625
6.00%, 2/1/2025 (a)	1,047,000	814,043
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023 (a)	1,412,000	1,235,218
6.13%, 4/15/2025 (a)	2,035,000	1,745,012
		4,302,898
Professional Services — 0.5%
Jaguar Holding Co. II 6.38%, 8/1/2023 (a)	704,000	725,120
Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The) 5.38%, 3/15/2025 (a)	478,000	491,145
Road & Rail — 0.3%
Hertz Corp. (The) 7.63%, 6/1/2022 (a)	422,000	435,597
Software — 2.7%
BMC Software Finance, Inc.
8.13%, 7/15/2021 (a)	1,011,000	1,023,324
Change Healthcare Holdings LLC
5.75%, 3/1/2025 (a)	501,000	507,263
Infor US, Inc.
6.50%, 5/15/2022	889,000	915,670
Solera LLC
10.50%, 3/1/2024 (a)	1,159,000	1,303,875
		3,750,132
Specialty Retail — 1.4%
Beacon Escrow Corp.
4.88%, 11/1/2025 (a)	577,000	588,540
PetSmart, Inc.
7.13%, 3/15/2023 (a)	878,000	640,940
5.88%, 6/1/2025 (a)	858,000	737,880
		1,967,360
Technology Hardware, Storage & Peripherals — 2.8%
Dell International LLC
5.88%, 6/15/2021 (a)	896,000	931,844
Investments	Principal Amount	Value
Corporate Bonds (continued)
EMC Corp.
2.65%, 6/1/2020	$947,000	$936,410
Western Digital Corp.
10.50%, 4/1/2024	1,749,000	2,031,464
		3,899,718
Thrifts & Mortgage Finance — 0.8%
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	1,029,000	1,081,736
Trading Companies & Distributors — 1.5%
HD Supply, Inc.
5.75%, 4/15/2024 (a)	537,000	571,905
United Rentals North America, Inc.
5.88%, 9/15/2026	867,000	933,109
5.50%, 5/15/2027	608,000	644,480
		2,149,494
Wireless Telecommunication Services — 3.4%
Sprint Corp.
7.88%, 9/15/2023	2,149,000	2,315,547
7.13%, 6/15/2024	611,000	635,825
T-Mobile USA, Inc.
6.63%, 4/1/2023	668,000	698,895
6.50%, 1/15/2026	1,004,000	1,098,125
		4,748,392
Total Corporate Bonds (Cost $136,183,216)		134,770,905
Short-Term Investments — 0.7%
Repurchase Agreements (b) — 0.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $954,765 (Cost $954,738)	954,738	954,738
Total Investments — 96.2% (Cost $137,137,954)		135,725,643
Other assets less liabilities — 3.8%		5,380,630
Net Assets — 100.0%		$141,106,273

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at November 30, 2017 amounts to $67,586,562, which represents approximately 47.90% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

18 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,033,419
Aggregate gross unrealized depreciation	(3,945,038)
Net unrealized depreciation	$(911,619)
Federal income tax cost	$137,165,959

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury 10 Year Note	377	3/20/2018	USD	$46,765,672	$311,577
U.S. Treasury 2 Year Note	164	3/29/2018	USD	35,162,625	24,690
U.S. Treasury 5 Year Note	425	3/29/2018	USD	49,446,094	192,430
					$528,697

Cash collateral in the amount of $805,195 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Investments	Principal Amount	Value
U.S. Treasury Obligations — 88.6%
U.S. Treasury Inflation Linked Bonds 0.88%, 2/15/2047 (Cost $6,029,073)	$6,123,577	$6,129,439
Short-term Investments — 4.7%
Repurchase Agreements (a) — 4.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $328,107 (Cost $328,097)	328,097	328,097
Total Investments — 93.3% (Cost $6,357,170)		6,457,536
Other assets less liabilities — 6.7%		463,917
Net Assets — 100.0%		$6,921,453

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,507
Aggregate gross unrealized depreciation	(217,647)
Net unrealized appreciation	$225,860
Federal income tax cost	$6,357,170

Swap Agreements1

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
10,000	336,117	11/6/2018	Citibank NA	0.98%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[6]	326,043
6,615,370	6,351,651	1/7/2019	Citibank NA	0.89%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[7]	(197,613)
6,605,370	6,687,768					128,430	—	—	128,430
455,964	468,578	11/6/2018	Societe Generale	1.29%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[6]	11,650

See accompanying notes to the financial statements.

20 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
3,716,819	3,697,734	11/6/2018	Societe Generale	0.74%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[7]	(14,586)
4,172,783	4,166,312					(2,936)	—	2,936	—
10,778,153	10,854,080					125,494
					Total Appreciation	337,693
					Total Depreciation	(212,199)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

7  Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/30-Year_TIPS_November.pdf.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: INFLATION EXPECTATIONS ETF RINF :: 21

Investments	Principal Amount	Value
Corporate Bonds — 95.5%
Aerospace & Defense — 1.9%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	$1,383,000	$1,443,506
Lockheed Martin Corp.
4.07%, 12/15/2042	1,016,000	1,048,805
Northrop Grumman Corp.
3.25%, 8/1/2023	1,150,000	1,174,836
United Technologies Corp.
6.13%, 7/15/2038	1,121,000	1,466,899
5.70%, 4/15/2040	360,000	453,361
4.50%, 6/1/2042	1,833,000	2,001,894
		7,589,301
Air Freight & Logistics — 0.1%
United Parcel Service, Inc.
6.20%, 1/15/2038	239,000	323,065
Automobiles — 2.2%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,235,000	1,841,598
Ford Motor Co.
7.45%, 7/16/2031	1,447,000	1,877,117
4.75%, 1/15/2043	1,702,000	1,686,152
General Motors Co.
4.88%, 10/2/2023	968,000	1,045,395
6.25%, 10/2/2043	1,340,000	1,558,169
5.20%, 4/1/2045	773,000	791,734
		8,800,165
Banks — 23.0%
Banco Santander SA
4.25%, 4/11/2027	2,200,000	2,264,566
Bank of America Corp.
4.13%, 1/22/2024	163,000	173,089
4.00%, 4/1/2024	500,000	527,860
4.20%, 8/26/2024	1,020,000	1,071,278
4.00%, 1/22/2025	622,000	641,800
Series L, 3.95%, 4/21/2025	1,159,000	1,192,220
3.88%, 8/1/2025	320,000	335,475
4.45%, 3/3/2026	577,000	612,561
3.50%, 4/19/2026	1,181,000	1,200,282
4.25%, 10/22/2026	682,000	715,638
6.11%, 1/29/2037	548,000	689,937
7.75%, 5/14/2038	846,000	1,250,034
5.88%, 2/7/2042	650,000	835,068
5.00%, 1/21/2044	942,000	1,104,984
4.88%, 4/1/2044	651,000	756,986
Barclays plc
4.38%, 9/11/2024	446,000	453,958
4.38%, 1/12/2026	2,400,000	2,493,715
5.20%, 5/12/2026	825,000	881,233
4.95%, 1/10/2047	2,468,000	2,693,507
Investments	Principal Amount	Value
Corporate Bonds (continued)
Citigroup, Inc.
3.88%, 3/26/2025	$1,302,000	$1,326,889
4.40%, 6/10/2025	660,000	693,288
5.50%, 9/13/2025	534,000	600,862
3.70%, 1/12/2026	625,000	640,638
4.60%, 3/9/2026	1,385,000	1,470,380
3.40%, 5/1/2026	813,000	814,583
4.30%, 11/20/2026	757,000	788,135
4.45%, 9/29/2027	1,814,000	1,906,458
4.13%, 7/25/2028	100,000	102,514
5.88%, 1/30/2042	146,000	187,056
6.68%, 9/13/2043	878,000	1,195,137
4.65%, 7/30/2045	477,000	532,144
4.75%, 5/18/2046	834,000	898,111
Cooperatieve Rabobank UA
4.63%, 12/1/2023	1,309,000	1,408,101
3.75%, 7/21/2026	450,000	454,713
5.25%, 5/24/2041	3,221,000	3,949,547
5.25%, 8/4/2045	263,000	311,853
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/9/2023	963,000	994,178
3.75%, 3/26/2025	400,000	408,566
4.55%, 4/17/2026	2,000,000	2,138,771
4.88%, 5/15/2045	1,799,000	2,028,110
Discover Bank
4.20%, 8/8/2023	250,000	263,348
Fifth Third Bancorp
8.25%, 3/1/2038	1,092,000	1,644,648
HSBC Holdings plc
4.25%, 3/14/2024	627,000	652,146
3.90%, 5/25/2026	400,000	413,661
4.38%, 11/23/2026	500,000	520,935
6.50%, 5/2/2036	1,806,000	2,335,722
6.50%, 9/15/2037	1,936,000	2,528,855
6.80%, 6/1/2038	2,913,000	3,944,367
5.25%, 3/14/2044	417,000	488,179
JPMorgan Chase & Co.
3.88%, 2/1/2024	1,842,000	1,941,848
3.63%, 5/13/2024	1,002,000	1,038,403
3.88%, 9/10/2024	962,000	1,002,102
4.25%, 10/1/2027	310,000	326,656
6.40%, 5/15/2038	719,000	970,454
5.50%, 10/15/2040	472,000	583,013
5.60%, 7/15/2041	313,000	389,868
5.40%, 1/6/2042	892,000	1,090,358
5.63%, 8/16/2043	488,000	595,716
4.85%, 2/1/2044	660,000	762,578
4.95%, 6/1/2045	781,000	881,593
Lloyds Banking Group plc
4.50%, 11/4/2024	206,000	216,048
4.65%, 3/24/2026	328,000	345,839

See accompanying notes to the financial statements.

22 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	$754,000	$781,018
3.68%, 2/22/2027	1,830,000	1,873,607
National Australia Bank Ltd.
2.50%, 7/12/2026	357,000	339,340
Royal Bank of Scotland Group plc
3.88%, 9/12/2023	1,000,000	1,016,945
Santander Issuances SAU
5.18%, 11/19/2025	200,000	214,646
Santander UK plc
4.00%, 3/13/2024	1,160,000	1,222,392
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	2,190,000	2,263,865
2.63%, 7/14/2026	506,000	478,690
3.01%, 10/19/2026	200,000	194,524
3.45%, 1/11/2027	665,000	668,812
3.36%, 7/12/2027	700,000	698,089
Wells Fargo & Co.
4.13%, 8/15/2023	750,000	789,318
3.30%, 9/9/2024	1,100,000	1,115,367
3.00%, 2/19/2025	1,252,000	1,241,813
3.55%, 9/29/2025	1,003,000	1,027,644
3.00%, 4/22/2026	826,000	805,528
4.10%, 6/3/2026	1,662,000	1,728,170
3.00%, 10/23/2026	1,820,000	1,778,242
5.38%, 11/2/2043	350,000	410,618
4.65%, 11/4/2044	650,000	697,632
3.90%, 5/1/2045	748,000	756,489
4.90%, 11/17/2045	652,000	722,891
4.75%, 12/7/2046	669,000	732,113
Wells Fargo Bank NA
6.60%, 1/15/2038	250,000	344,422
Westpac Banking Corp.
2.85%, 5/13/2026	1,278,000	1,245,137
2.70%, 8/19/2026	406,000	389,433
3.35%, 3/8/2027	880,000	888,065
		90,105,372
Beverages — 2.4%
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/2024	1,627,000	1,695,937
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	200,000	224,408
3.75%, 7/15/2042	1,609,000	1,545,111
Coca-Cola Co. (The)
3.20%, 11/1/2023	1,379,000	1,427,715
2.88%, 10/27/2025	1,098,000	1,099,127
2.25%, 9/1/2026	1,617,000	1,530,039
Molson Coors Brewing Co.
5.00%, 5/1/2042	784,000	863,563
PepsiCo, Inc.
5.50%, 1/15/2040	700,000	887,785
Investments	Principal Amount	Value
Corporate Bonds (continued)
Pepsi-Cola Metropolitan Bottling Co., Inc.
Series B, 7.00%, 3/1/2029	$120,000	$161,349
		9,435,034
Biotechnology — 0.5%
AbbVie, Inc.
4.40%, 11/6/2042	1,815,000	1,890,211
Capital Markets — 8.0%
BlackRock, Inc.
3.50%, 3/18/2024	1,728,000	1,799,308
Credit Suisse AG
3.63%, 9/9/2024	1,059,000	1,094,225
Deutsche Bank AG
3.70%, 5/30/2024	1,171,000	1,179,894
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	3,684,000	3,847,958
6.13%, 2/15/2033	1,639,000	2,067,203
6.75%, 10/1/2037	1,285,000	1,694,931
6.25%, 2/1/2041	1,484,000	1,972,786
5.15%, 5/22/2045	2,213,000	2,509,634
Morgan Stanley
Series F, 3.88%, 4/29/2024	1,212,000	1,266,311
3.70%, 10/23/2024	1,386,000	1,430,923
4.00%, 7/23/2025	888,000	928,668
5.00%, 11/24/2025	2,825,000	3,086,987
3.88%, 1/27/2026	1,678,000	1,741,566
3.13%, 7/27/2026	350,000	343,526
4.35%, 9/8/2026	1,010,000	1,054,290
3.63%, 1/20/2027	1,014,000	1,029,753
4.30%, 1/27/2045	717,000	755,104
4.38%, 1/22/2047	600,000	640,310
State Street Corp.
3.70%, 11/20/2023	956,000	1,008,961
3.30%, 12/16/2024	671,000	692,578
3.55%, 8/18/2025	1,250,000	1,296,988
		31,441,904
Chemicals — 0.2%
Dow Chemical Co. (The)
7.38%, 11/1/2029	470,000	620,813
Communications Equipment — 1.4%
Cisco Systems, Inc.
3.63%, 3/4/2024	1,876,000	1,978,768
5.90%, 2/15/2039	566,000	756,672
5.50%, 1/15/2040	2,246,000	2,907,900
		5,643,340
Consumer Finance — 0.5%
American Express Co.
4.05%, 12/3/2042	1,145,000	1,179,288

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 23

Investments	Principal Amount	Value
Corporate Bonds (continued)
Ford Motor Credit Co. LLC
4.38%, 8/6/2023	$729,000	$767,463
		1,946,751
Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	1,246,000	1,396,519
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	437,000	466,125
Shell International Finance BV
3.40%, 8/12/2023	775,000	804,502
3.25%, 5/11/2025	2,087,000	2,126,779
2.88%, 5/10/2026	475,000	468,032
2.50%, 9/12/2026	898,000	859,885
4.13%, 5/11/2035	884,000	945,879
6.38%, 12/15/2038	932,000	1,264,484
5.50%, 3/25/2040	878,000	1,083,686
4.55%, 8/12/2043	1,377,000	1,515,402
4.38%, 5/11/2045	1,586,000	1,706,139
4.00%, 5/10/2046	650,000	663,083
3.75%, 9/12/2046	1,186,000	1,158,610
		14,459,125
Diversified Telecommunication Services — 5.3%
AT&T, Inc.
5.35%, 9/1/2040	1,110,000	1,160,189
5.55%, 8/15/2041	1,822,000	1,948,201
5.15%, 3/15/2042	700,000	711,443
Telefonica Emisiones SAU
4.10%, 3/8/2027	600,000	614,223
7.05%, 6/20/2036	1,625,000	2,144,133
5.21%, 3/8/2047	1,117,000	1,221,648
Verizon Communications, Inc.
5.15%, 9/15/2023	1,262,000	1,395,983
2.63%, 8/15/2026	3,355,000	3,139,294
4.50%, 8/10/2033	1,000,000	1,033,219
4.27%, 1/15/2036	1,751,000	1,722,494
4.13%, 8/15/2046	240,000	218,038
4.86%, 8/21/2046	2,912,000	2,974,668
4.52%, 9/15/2048	2,522,000	2,454,198
		20,737,731
Electric Utilities — 1.5%
Duke Energy Florida LLC
6.40%, 6/15/2038	23,000	31,848
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,360,000	1,812,974
Georgia Power Co.
4.30%, 3/15/2042	1,683,000	1,744,562
Pacific Gas & Electric Co.
6.05%, 3/1/2034	1,776,000	2,204,872
		5,794,256
Investments	Principal Amount	Value
Corporate Bonds (continued)
Energy Equipment & Services — 0.3%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	$198,000	$229,935
Halliburton Co.
7.45%, 9/15/2039	560,000	785,333
		1,015,268
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.
5.00%, 2/15/2024	300,000	328,266
Weyerhaeuser Co.
7.38%, 3/15/2032	1,213,000	1,667,949
		1,996,215
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.
5.63%, 4/15/2041	2,000,000	2,673,726
Food Products — 0.7%
JM Smucker Co. (The)
3.50%, 3/15/2025	1,148,000	1,168,880
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,274,000	1,340,096
Unilever Capital Corp.
5.90%, 11/15/2032	304,000	395,942
		2,904,918
Health Care Equipment & Supplies — 1.6%
Medtronic, Inc.
3.50%, 3/15/2025	3,834,000	3,961,632
4.38%, 3/15/2035	1,022,000	1,121,368
4.63%, 3/15/2045	1,095,000	1,248,842
		6,331,842
Health Care Providers & Services — 2.6%
HCA, Inc.
5.00%, 3/15/2024	414,000	434,700
5.25%, 4/15/2025	2,977,000	3,170,505
Howard Hughes Medical Institute
3.50%, 9/1/2023	482,000	505,862
UnitedHealth Group, Inc.
3.75%, 7/15/2025	1,877,000	1,969,088
3.10%, 3/15/2026	1,248,000	1,253,768
4.63%, 7/15/2035	716,000	817,763
6.88%, 2/15/2038	1,104,000	1,579,191
4.75%, 7/15/2045	494,000	567,288
		10,298,165

See accompanying notes to the financial statements.

24 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Household Products — 0.5%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	$821,000	$845,997
5.55%, 3/5/2037	858,000	1,132,149
		1,978,146
Industrial Conglomerates — 2.8%
General Electric Co.
6.75%, 3/15/2032	1,695,000	2,299,007
5.88%, 1/14/2038	2,352,000	2,971,896
6.88%, 1/10/2039	1,775,000	2,515,050
4.13%, 10/9/2042	1,678,000	1,712,419
4.50%, 3/11/2044	1,342,000	1,453,826
		10,952,198
Insurance — 2.1%
American International Group, Inc.
4.13%, 2/15/2024	488,000	514,888
AXA SA
8.60%, 12/15/2030	1,618,000	2,329,920
Manulife Financial Corp.
4.15%, 3/4/2026	1,614,000	1,708,356
MetLife, Inc.
3.60%, 4/10/2024	357,000	372,076
5.70%, 6/15/2035	1,323,000	1,660,625
4.05%, 3/1/2045	1,605,000	1,640,701
		8,226,566
IT Services — 1.5%
International Business Machines Corp.
3.38%, 8/1/2023	730,000	753,967
3.63%, 2/12/2024	1,702,000	1,781,552
3.45%, 2/19/2026	500,000	514,453
4.00%, 6/20/2042	1,046,000	1,085,121
Mastercard, Inc.
3.38%, 4/1/2024	1,476,000	1,533,829
		5,668,922
Machinery — 0.3%
Caterpillar, Inc.
3.80%, 8/15/2042	1,178,000	1,226,104
Media — 5.6%
21st Century Fox America, Inc.
6.40%, 12/15/2035	973,000	1,229,184
6.15%, 3/1/2037	1,169,000	1,435,364
6.65%, 11/15/2037	1,687,000	2,197,418
Comcast Corp.
3.60%, 3/1/2024	892,000	928,681
4.25%, 1/15/2033	1,119,000	1,192,745
Investments	Principal Amount	Value
Corporate Bonds (continued)
6.50%, 11/15/2035	$1,614,000	$2,156,042
4.75%, 3/1/2044	220,000	244,096
NBCUniversal Media LLC
5.95%, 4/1/2041	1,695,000	2,158,413
4.45%, 1/15/2043	180,000	190,248
Time Warner Cable LLC
7.30%, 7/1/2038	1,314,000	1,619,649
6.75%, 6/15/2039	1,500,000	1,752,698
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	802,000	1,089,745
Time Warner, Inc.
6.10%, 7/15/2040	580,000	689,847
6.25%, 3/29/2041	880,000	1,063,797
Viacom, Inc.
6.88%, 4/30/2036	1,115,000	1,235,513
4.38%, 3/15/2043	1,313,000	1,097,818
Walt Disney Co. (The)
3.00%, 2/13/2026	300,000	300,144
1.85%, 7/30/2026	1,607,000	1,466,259
		22,047,661
Metals & Mining — 2.7%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	583,000	610,408
5.00%, 9/30/2043	1,410,000	1,673,052
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	702,000	837,788
Southern Copper Corp.
6.75%, 4/16/2040	156,000	201,513
5.25%, 11/8/2042	1,246,000	1,391,135
Vale Overseas Ltd.
6.25%, 8/10/2026	970,000	1,125,093
6.88%, 11/21/2036	942,000	1,149,721
6.88%, 11/10/2039	1,257,000	1,536,305
Vale SA
5.63%, 9/11/2042	1,964,000	2,132,276
		10,657,291
Multiline Retail — 0.7%
Target Corp.
3.50%, 7/1/2024	398,000	412,395
2.50%, 4/15/2026	956,000	912,649
4.00%, 7/1/2042	680,000	686,842
3.63%, 4/15/2046	872,000	822,858
		2,834,744
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.
6.50%, 9/15/2037	893,000	1,220,874
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 25

Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 7.4%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	$923,000	$1,113,715
Apache Corp.
6.00%, 1/15/2037	1,058,000	1,235,288
BP Capital Markets plc
3.81%, 2/10/2024	701,000	737,962
3.51%, 3/17/2025	488,000	502,191
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	936,000	1,153,098
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,234,000	1,454,196
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	454,671
ConocoPhillips
6.50%, 2/1/2039	1,761,000	2,382,022
ConocoPhillips Holding Co.
6.95%, 4/15/2029	346,000	448,928
Devon Financing Co. LLC
7.88%, 9/30/2031	421,000	568,932
Ecopetrol SA
5.88%, 9/18/2023	1,075,000	1,199,969
4.13%, 1/16/2025	351,000	355,703
5.88%, 5/28/2045	941,000	950,410
Hess Corp.
5.60%, 2/15/2041	1,532,000	1,595,744
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	1,230,000	1,490,331
Kinder Morgan, Inc.
7.75%, 1/15/2032	439,000	562,536
Nexen Energy ULC
6.40%, 5/15/2037	2,680,000	3,459,738
Phillips 66
5.88%, 5/1/2042	1,052,000	1,305,447
Statoil ASA
3.70%, 3/1/2024	1,403,000	1,473,687
Suncor Energy, Inc.
6.50%, 6/15/2038	309,000	406,885
Total Capital Canada Ltd.
2.75%, 7/15/2023	2,113,000	2,132,227
Total Capital International SA
3.70%, 1/15/2024	103,000	108,742
3.75%, 4/10/2024	795,000	839,867
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	475,000	623,251
7.63%, 1/15/2039	425,000	634,402
Valero Energy Corp.
6.63%, 6/15/2037	900,000	1,155,708
Williams Partners LP
6.30%, 4/15/2040	612,000	738,689
		29,084,339
Investments	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals — 6.0%
AstraZeneca plc
3.38%, 11/16/2025	$1,142,000	$1,156,931
6.45%, 9/15/2037	1,631,000	2,177,561
4.00%, 9/18/2042	329,000	328,302
4.38%, 11/16/2045	772,000	815,981
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	751,000	1,036,821
Merck & Co., Inc.
4.15%, 5/18/2043	1,056,000	1,140,253
Novartis Capital Corp.
3.40%, 5/6/2024	1,239,000	1,287,911
4.40%, 5/6/2044	1,154,000	1,295,917
Pfizer, Inc.
3.00%, 6/15/2023	483,000	492,028
3.40%, 5/15/2024	1,478,000	1,536,580
2.75%, 6/3/2026	1,642,000	1,613,122
3.00%, 12/15/2026	1,394,000	1,400,010
4.00%, 12/15/2036	890,000	956,039
7.20%, 3/15/2039	1,070,000	1,610,718
4.13%, 12/15/2046	546,000	585,165
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/2023	674,000	596,470
3.15%, 10/1/2026	3,242,000	2,701,283
4.10%, 10/1/2046	1,740,000	1,327,505
Wyeth LLC
5.95%, 4/1/2037	1,096,000	1,452,924
		23,511,521
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.
4.80%, 10/1/2041	1,586,000	1,900,940
Software — 1.2%
Microsoft Corp.
4.50%, 10/1/2040	900,000	1,031,880
5.30%, 2/8/2041	168,000	210,334
Oracle Corp.
3.63%, 7/15/2023	944,000	991,340
6.13%, 7/8/2039	1,526,000	2,046,790
5.38%, 7/15/2040	476,000	585,468
		4,865,812
Specialty Retail — 0.6%
Home Depot, Inc. (The)
5.88%, 12/16/2036	1,688,000	2,235,442

See accompanying notes to the financial statements.

26 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.
3.45%, 5/6/2024	$2,491,000	$2,588,113
2.50%, 2/9/2025	1,044,000	1,017,265
3.20%, 5/13/2025	3,444,000	3,514,100
3.85%, 5/4/2043	1,309,000	1,331,540
4.45%, 5/6/2044	538,000	595,516
3.45%, 2/9/2045	1,432,000	1,357,849
4.38%, 5/13/2045	632,000	692,308
HP, Inc.
6.00%, 9/15/2041	825,000	874,166
		11,970,857
Thrifts & Mortgage Finance — 0.1%
BPCE SA
4.00%, 4/15/2024	500,000	528,578
Tobacco — 1.4%
Altria Group, Inc.
4.00%, 1/31/2024	735,000	782,696
5.38%, 1/31/2044	2,334,000	2,789,574
Philip Morris International, Inc.
6.38%, 5/16/2038	761,000	1,014,356
4.25%, 11/10/2044	935,000	966,029
		5,552,655
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV
6.38%, 3/1/2035	1,082,000	1,358,591
6.13%, 3/30/2040	1,526,000	1,908,691
Telefonica Europe BV
8.25%, 9/15/2030	710,000	996,693
Investments	Principal Amount	Value
Corporate Bonds (continued)
Vodafone Group plc
6.15%, 2/27/2037	$958,000	$1,173,233
4.38%, 2/19/2043	650,000	653,968
		6,091,176
Total Corporate Bonds (Cost $365,501,111)		374,561,028
Short-Term Investments — 2.1%
Repurchase Agreements (a) — 2.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $8,066,522 (Cost $8,066,293)	8,066,293	8,066,293
Total Investments — 97.6% (Cost $373,567,404)		382,627,321
Other assets less liabilities — 2.4%		9,430,795
Net Assets — 100.0%		$392,058,116

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,359,401
Aggregate gross unrealized depreciation	(1,214,649)
Net unrealized appreciation	$12,144,752
Federal income tax cost	$373,659,909

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency		Notional Amount at Value	Unrealized Appreciation
U.S. Treasury 10 Year Note	1,218	3/20/2018	USD	$	151,089,094	$1,016,129
U.S. Treasury Long Bond	1,330	3/20/2018	USD		201,785,937	1,958,944
U.S. Treasury Ultra Bond	150	3/20/2018	USD		24,731,250	202,267
						$3,177,340

Cash collateral in the amount of $5,967,390 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Investments	Principal Amount	Value
Short-Term Investments — 86.4%
Repurchase Agreements (a) — 86.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,734,924 (Cost $4,734,791)	$4,734,791	$4,734,791
Total Investments — 86.4% (Cost $4,734,791)		4,734,791
Other assets less liabilities — 13.6%		743,007
Net Assets — 100.0%		$5,477,798

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$620,494
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$620,494
Federal income tax cost	$4,734,791

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
E-Mini Crude Oil	1	12/18/2017	USD	$28,700	$3,111
WTI Crude Oil	95	12/19/2017	USD	5,453,000	617,383
					$620,494

Cash collateral in the amount of $236,363 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

28 :: OILK K-1 FREE CRUDE OIL STRATEGY ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 91.9%
AbbVie, Inc. (Biotechnology)	0.5%	36,921	$3,578,383
Adobe Systems, Inc.* (Software)	0.5%	21,100	3,829,017
Allstate Corp. (The) (Insurance)	0.4%	27,357	2,808,470
Alphabet, Inc., Class A* (Internet Software & Services)	0.7%	4,637	4,804,720
Alphabet, Inc., Class C* (Internet Software & Services)	0.7%	4,682	4,782,242
Altria Group, Inc. (Tobacco)	0.7%	70,900	4,809,147
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.2%	6,915	8,137,226
Amgen, Inc. (Biotechnology)	0.4%	17,955	3,153,975
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.5%	100,793	17,321,276
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	57,107	3,013,536
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	98,143	3,570,442
Bank of America Corp. (Banks)	0.6%	144,911	4,082,143
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.9%	32,042	6,184,426
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	60,210	3,804,670
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.0%	57,555	6,848,470
Citigroup, Inc. (Banks)	0.4%	36,788	2,777,494
Comcast Corp., Class A (Media)	0.5%	100,247	3,763,272
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.4%	62,715	3,190,939
Constellation Brands, Inc., Class A (Beverages)	0.4%	12,612	2,744,245
CVS Health Corp. (Food & Staples Retailing)	0.6%	50,236	3,848,078
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	0.4%	31,373	3,210,085
Exelon Corp. (Electric Utilities)	0.4%	67,789	2,827,479
Express Scripts Holding Co.* (Health Care Providers & Services)	0.4%	44,048	2,871,049
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	79,600	6,629,884
Facebook, Inc., Class A* (Internet Software & Services)	1.6%	62,700	11,109,186
General Dynamics Corp. (Aerospace & Defense)	0.5%	15,668	3,245,783
General Motors Co. (Automobiles)	0.4%	64,268	2,769,308
Home Depot, Inc. (The) (Specialty Retail)	0.4%	15,943	2,866,870
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	86,325	3,870,813
Intercontinental Exchange, Inc. (Capital Markets)	0.4%	39,500	2,822,275
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Johnson & Johnson (Pharmaceuticals)	0.9%	44,766	$6,237,247
JPMorgan Chase & Co. (Banks)	0.9%	58,304	6,093,934
Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.4%	23,018	2,923,286
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	68,152	2,888,963
Microsoft Corp. (Software)	1.7%	144,570	12,168,457
Monsanto Co. (Chemicals)	0.5%	26,260	3,107,609
Northrop Grumman Corp. (Aerospace & Defense)	0.4%	10,185	3,130,869
Oracle Corp. (Software)	0.7%	96,052	4,712,311
Pfizer, Inc. (Pharmaceuticals)	0.4%	77,745	2,819,034
Praxair, Inc. (Chemicals)	0.4%	19,112	2,941,719
Procter & Gamble Co. (The) (Household Products)	0.5%	35,712	3,213,723
Ross Stores, Inc. (Specialty Retail)	0.4%	38,578	2,933,085
S&P Global, Inc. (Capital Markets)	0.4%	17,370	2,874,388
Twenty-First Century Fox, Inc., Class A (Media)	0.4%	91,627	2,926,566
Union Pacific Corp. (Road & Rail)	0.6%	33,789	4,274,308
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.4%	12,100	2,760,857
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	0.4%	33,367	2,856,883
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	65,617	3,339,249
Wells Fargo & Co. (Banks)	0.5%	63,203	3,569,073
Other Common Stocks	61.3%	7,911,970	430,210,517
Total Common Stocks (Cost $575,530,504)			645,256,981
		Principal Amount
Short-Term Investments (a) — 4.4%
Repurchase Agreements (b) — 4.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $30,984,759 (Cost $30,983,881)		$30,983,881	30,983,881
Total Investments — 96.3% (Cost $606,514,385)			676,240,862
Other assets less liabilities — 3.7%			25,869,725
Net Assets — 100.0%			$702,110,587

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 29

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,461,734.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,446,389
Aggregate gross unrealized depreciation	(23,132,962)
Net unrealized appreciation	$70,313,427
Federal income tax cost	$607,652,140

Swap Agreements1

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(148,627,356)	(152,641,450)	1/7/2019	Goldman Sachs International	(1.31)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(4,143,039)	—	4,143,039	—
(13,566,540)	(13,938,694)	1/7/2019	Societe Generale	(1.04)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(384,193)
177,877,748	183,034,752	11/13/2019	Societe Generale	1.44%	Credit Suisse 130/30 Large Cap Index (long portion)[7]	5,305,345
164,311,208	169,096,058					4,921,152	(2,192,047)	—	2,729,105
(43,522,929)	(44,705,611)	11/6/2018	UBS AG	(1.34)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(1,218,844)
82,850,672	84,943,779	11/13/2019	UBS AG	1.59%	Credit Suisse 130/30 Large Cap Index (long portion)[7]	2,165,436
39,327,743	40,238,168					946,592	—	(620,000)	326,592
55,011,595	56,692,776					1,724,705
					Total Appreciation	7,470,781
					Total Depreciation	(5,746,076)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

7  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

30 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.7%
Air Freight & Logistics	0.3%
Airlines	0.5%
Auto Components	0.3%
Automobiles	0.8%
Banks	4.7%
Beverages	1.9%
Biotechnology	2.4%
Building Products	0.4%
Capital Markets	3.2%
Chemicals	2.0%
Commercial Services & Supplies	0.8%
Communications Equipment	0.8%
Construction & Engineering	0.3%
Construction Materials	0.2%
Consumer Finance	1.1%
Containers & Packaging	0.7%
Distributors	0.3%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	1.1%
Electric Utilities	2.3%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	0.9%
Equity Real Estate Investment Trusts (REITs)	4.8%
Food & Staples Retailing	1.2%
Food Products	1.5%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	3.6%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	2.7%
Household Durables	1.3%
Household Products	0.9%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	0.7%
Insurance	3.8%
Internet & Direct Marketing Retail	1.7%
Internet Software & Services	3.5%
IT Services	1.8%
Leisure Products	0.1%
Life Sciences Tools & Services	0.8%
Machinery	1.8%
Media	2.6%
Metals & Mining	0.6%
Multiline Retail	0.7%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	5.6%
Personal Products	0.4%
Pharmaceuticals	2.8%
Professional Services	0.7%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	3.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 31

Software	3.9%
Specialty Retail	2.0%
Technology Hardware, Storage & Peripherals	3.0%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.0%
Trading Companies & Distributors	0.2%
Other[1]	8.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

32 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 94.7%
Diversified Consumer Services — 4.4%
Chegg, Inc.*	32,992	$501,808
Internet & Direct Marketing Retail — 64.7%
1-800-Flowers.com, Inc., Class A*	12,690	130,072
Amazon.com, Inc.*	2,216	2,607,679
Duluth Holdings, Inc., Class B*	10,210	193,888
FTD Cos., Inc.*	9,695	65,344
Groupon, Inc.*	87,322	492,496
HSN, Inc.	12,283	499,304
JD.com, Inc., ADR*	8,516	318,924
Liberty Interactive Corp. QVC Group, Class A*	14,066	343,210
Liberty Ventures, Series A*	2,791	155,766
Netflix, Inc.*	2,547	477,766
Netshoes Cayman Ltd.*	2,608	16,326
Nutrisystem, Inc.	10,405	528,054
PetMed Express, Inc.	7,251	285,327
Shutterfly, Inc.*	11,357	501,752
Vipshop Holdings Ltd., ADR*	41,050	337,842
Wayfair, Inc., Class A*	7,226	505,748
		7,459,498
Internet Software & Services — 25.6%
Alibaba Group Holding Ltd., ADR*	9,338	1,653,573
eBay, Inc.*	13,805	478,620
Etsy, Inc.*	29,261	481,636
MercadoLibre, Inc.	1,208	332,369
		2,946,198
Total Common Stocks (Cost $10,724,992)		10,907,504
Investments	Principal Amount	Value
Short-Term Investments — 1.2%
Repurchase Agreements (a) — 1.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $142,195 (Cost $142,191)	$142,191	$142,191
Total Investments — 95.9% (Cost $10,867,183)		11,049,695
Other assets less liabilities — 4.1%		477,932
Net Assets — 100.0%		$11,527,627

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR American Depositary Receipt

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301,376
Aggregate gross unrealized depreciation	(812,484)
Net unrealized depreciation	$(511,108)
Federal income tax cost	$10,881,882

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF CLIX :: 33

Swap Agreements1

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,075,000)	(5,754,049)	11/6/2019	Societe Generale	0.76%	Solactive- ProShares Bricks and Mortar Retail Store Index	(689,088)
605,000	615,592	11/6/2019	Societe Generale	1.59%	ProShares Online Retail Index	10,167
(4,470,000)	(5,138,457)					(678,921)	—	360,000	(318,921)
(4,470,000)	(5,138,457)					(678,921)
					Total Appreciation	10,167
					Total Depreciation	(689,088)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

34 :: CLIX LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 93.6%
Repurchase Agreements (a) — 93.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,679,214 (Cost $4,679,082)	$4,679,082	$4,679,082
Total Investments — 93.6% (Cost $4,679,082)		4,679,082
Other assets less liabilities — 6.4%		321,994
Net Assets — 100.0%		$5,001,076

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,333
Aggregate gross unrealized depreciation	(33,669)
Net unrealized appreciation	$14,664
Federal income tax cost	$4,679,082

Managed Futures Strategy ETF had the following open long and short futures contracts as of November 30, 2017:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa	6	3/14/2018	USD	$122,940	$(2,436)
Copper	3	3/27/2018	USD	229,800	(3,457)
E-Mini Crude Oil	1	12/18/2017	USD	28,700	2,474
Foreign Exchange GBP/USD	4	12/18/2017	USD	338,250	7,538
Lean Hogs	6	4/13/2018	USD	177,240	(3,766)
Live Cattle	6	4/30/2018	USD	302,220	103
NY Harbor ULSD	1	1/31/2018	USD	79,758	497
RBOB Gasoline	1	12/29/2017	USD	72,660	(1,094)
Soybean	3	1/12/2018	USD	147,863	92
Sugar No. 11	7	2/28/2018	USD	118,227	3,711
WTI Crude Oil	1	12/19/2017	USD	57,400	3,028
					$6,690

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MANAGED FUTURES STRATEGY ETF FUT :: 35

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
100 oz Gold	1	2/26/2018	USD	$127,670	$918
Coffee 'C'	3	3/19/2018	USD	144,563	329
Corn	7	3/14/2018	USD	124,512	2,256
Cotton No. 2	5	3/7/2018	USD	182,025	(10,314)
E-Mini Euro	4	12/18/2017	USD	297,700	(7,144)
Foreign Exchange AUD/USD	3	12/18/2017	USD	226,950	2,728
Foreign Exchange CAD/USD	5	12/19/2017	USD	387,600	4,563
Foreign Exchange CHF/USD	2	12/18/2017	USD	254,275	(2,871)
Foreign Exchange JPY/USD	2	12/18/2017	USD	222,300	(2,486)
Gold	1	2/26/2018	USD	41,046	(101)
Natural Gas	4	12/27/2017	USD	121,000	4,501
Silver	3	3/27/2018	USD	115,318	3,967
U.S. Treasury 10 Year Note	5	3/20/2018	USD	620,234	5,431
U.S. Treasury Long Bond	2	3/20/2018	USD	303,438	3,560
Wheat	5	3/14/2018	USD	108,250	2,637
					$7,974
					$14,664

Cash collateral in the amount of $148,245 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

36 :: FUT MANAGED FUTURES STRATEGY ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 86.6%
Aerospace & Defense — 8.8%
Orbital ATK, Inc.	1,013	$133,655
Rockwell Collins, Inc.	1,017	134,559
Zodiac Aerospace	4,305	126,564
		394,778
Biotechnology — 3.0%
Advanced Accelerator Applications SA, ADR*	1,665	135,448
Chemicals — 3.0%
Calgon Carbon Corp.	6,250	135,000
Food & Staples Retailing — 3.2%
Booker Group plc	49,111	145,455
Food Products — 3.0%
Bob Evans Farms, Inc.	1,731	135,087
Gas Utilities — 3.0%
WGL Holdings, Inc.	1,618	136,786
Health Care Equipment & Supplies — 5.8%
CR Bard, Inc.	433	145,462
NxStage Medical, Inc.*	4,464	114,680
		260,142
Health Care Providers & Services — 2.9%
Almost Family, Inc.*	2,192	130,205
Hotels, Restaurants & Leisure — 3.0%
Buffalo Wild Wings, Inc.*	863	134,585
Household Durables — 3.4%
CalAtlantic Group, Inc.	2,733	153,157
Independent Power and Renewable Electricity Producers — 6.0%
Calpine Corp.*	8,870	133,227
Dynegy, Inc.*	11,298	137,045
		270,272
Internet & Direct Marketing Retail — 3.0%
HSN, Inc.	3,332	135,446
IT Services — 3.0%
Nets A/S*(a)	5,185	135,738
Marine — 3.0%
Orient Overseas International Ltd.	14,343	135,898
Investments	Shares	Value
Common Stocks (continued)
Media — 11.6%
Scripps Networks Interactive, Inc., Class A	1,518	$124,233
Sky plc*	10,822	137,063
Time, Inc.	7,255	134,943
Tribune Media Co., Class A	3,095	127,514
		523,753
Multi-Utilities — 2.9%
Avista Corp.	2,530	131,408
Pharmaceuticals — 2.9%
Akorn, Inc.*	3,956	128,768
Real Estate Management & Development — 3.1%
Global Logistic Properties Ltd.	55,162	137,025
Road & Rail — 0.0% (b)
Knight-Swift Transportation Holdings, Inc.	1	43
Semiconductors & Semiconductor Equipment — 3.0%
Cavium, Inc.*	1,598	136,598
Software — 9.0%
Barracuda Networks, Inc.*	4,853	134,186
BroadSoft, Inc.*	2,445	134,475
Gigamon, Inc.*	3,465	134,615
		403,276
Total Common Stocks (Cost $3,859,167)		3,898,868
	No. of Rights
Rights — 0.1%
Biotechnology — 0.1%
Dyax Corp., CVR (Cost $—)*(c)(d)	4,897	5,435
	Principal Amount
Short-Term Investments — 17.6%
Repurchase Agreements (e) — 17.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $789,821 (Cost $789,799)	$789,799	789,799
Total Investments — 104.3% (Cost $4,648,966)		4,694,102
Liabilities less other assets — (4.3%)		(194,101)
Net Assets — 100.0%		$4,500,001

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MERGER ETF MRGR :: 37

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $135,738 or 3.02% of net assets of the Fund.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $5,435, which represents approximately 0.12% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,538
Aggregate gross unrealized depreciation	(91,013)
Net unrealized depreciation	$(8,475)
Federal income tax cost	$4,650,996

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2017:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Hong Kong Dollar	Goldman Sachs International	02/08/18	(1,097,000)	$140,812	$140,580	$232
						$232
U.S. Dollar vs. Danish Krone	Goldman Sachs International	02/08/18	(852,000)	$133,301	$136,900	$(3,599)
U.S. Dollar vs. Euro	Goldman Sachs International	02/08/18	(107,000)	124,566	127,928	(3,362)
U.S. Dollar vs. British Pound	Goldman Sachs International	02/08/18	(123,000)	161,921	166,763	(4,842)
U.S. Dollar vs. Singapore Dollar	Goldman Sachs International	02/08/18	(185,000)	135,715	137,264	(1,549)
						$(13,352)
						$(13,120)[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized depreciation of $13,120. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

38 :: MRGR MERGER ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,905)	(5,333)	11/6/2018	Citibank NA	(0.50)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[6]	(549)
5,604	5,868	11/6/2018	Citibank NA	1.65%	S&P Merger Arbitrage Index (long exposure to Targets)[7]	260
699	535					(289)	—	—	(289)
(862,637)	(901,208)	12/6/2018	Societe Generale	(0.54)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[6]	(38,677)
15,109	15,647	12/6/2018	Societe Generale	1.69%	S&P Merger Arbitrage Index (long exposure to Targets)[7]	505
(847,528)	(885,561)					(38,172)	—	9,434	(28,738)
(846,829)	(885,026)					(38,461)
					Total Appreciation	765
					Total Depreciation	(39,226)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_November.pdf.

7  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Abbreviations

USD U.S. Dollar

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

United States	65.6%
United Kingdom	6.3%
France	5.8%
Singapore	3.0%
Hong Kong	3.0%
Denmark	3.0%
Other[1]	13.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MERGER ETF MRGR :: 39

Investments	Shares	Value
Exchange Traded Funds — 100.0%
ProShares DJ Brookfield Global Infrastructure ETF (a)	47,698	$2,061,508
ProShares Global Listed Private Equity ETF (a)	42,797	1,775,434
ProShares Hedge Replication ETF*(a)	62,306	2,814,985
ProShares Inflation Expectations ETF (a)	11,905	329,411
ProShares Managed Futures Strategy ETF*(a)	52,799	2,112,488
ProShares Merger ETF (a)	81,974	2,949,015
ProShares RAFI Long/Short (a)	30,062	1,128,527
Total Exchange Traded Funds (Cost 13,084,778)		13,171,368
	Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreements (b) — 0.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $70,773 (Cost $70,771)	$70,771	70,771
Total Investments — 100.5% (Cost $13,155,549)		13,242,139
Liabilities less other assets — (0.5%)		(66,561)
Net Assets — 100.0%		$13,175,578

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,774
Aggregate gross unrealized depreciation	(85,906)
Net unrealized appreciation	$85,868
Federal income tax cost	$13,156,271

Investment in a company which was affiliated for the period ending November 30, 2017, was as follows:

Security	Value May 31, 2017	Purchases at Cost	Sales at Cost	Shares November 30, 2017	Value November 30, 2017	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$969,736	$1,757,315	$671,137	47,698	$2,061,508	$(29,477)	$35,869	$35,364
ProShares Global Listed Private Equity ETF	2,975,411	174,534	1,297,182	42,797	1,775,434	(173,081)	120,205	95,546
ProShares Hedge Replication ETF	4,798,031	144,000	2,216,215	62,306	2,814,985	8,017	—	84,430
ProShares Inflation Expectations ETF	3,708,639	—	3,246,444	11,905	329,411	60,843	22,158	(190,477)
ProShares Managed Futures Strategy ETF	3,599,333	435,702	1,864,995	52,799	2,112,488	(90,732)	—	35,639
ProShares Merger ETF	2,166,391	1,805,505	1,027,286	81,974	2,949,015	(5,619)	7,629	11,060
ProShares RAFI Long/Short	3,320,252	304,449	2,479,733	30,062	1,128,527	74,054	12,997	(100,505)
	$21,537,793	$4,621,505	$12,802,992	329,541	$13,171,368	$(155,995)	$198,858	$(28,943)

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to the financial statements.

40 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.8%
BAE Systems plc	240,484	$1,796,932
Beverages — 1.8%
Diageo plc	50,577	1,758,486
Biotechnology — 1.9%
Shire plc	36,587	1,813,394
Chemicals — 5.3%
Croda International plc	30,332	1,754,447
FUCHS PETROLUB SE (Preference)	31,938	1,681,288
Novozymes A/S, Class B	31,484	1,706,937
		5,142,672
Commercial Services & Supplies — 1.7%
Babcock International Group plc	173,550	1,637,434
Diversified Financial Services — 3.8%
Groupe Bruxelles Lambert SA	16,594	1,787,652
Mitsubishi UFJ Lease & Finance Co. Ltd.	335,996	1,918,605
		3,706,257
Electric Utilities — 5.5%
CK Infrastructure Holdings Ltd.	200,105	1,698,671
Red Electrica Corp. SA	81,761	1,852,267
SSE plc	98,380	1,823,126
		5,374,064
Equity Real Estate Investment Trusts (REITs) — 3.6%
CapitaLand Commercial Trust	1,233,876	1,731,274
Link REIT	195,492	1,743,363
		3,474,637
Food & Staples Retailing — 3.8%
Koninklijke Ahold Delhaize NV	86,371	1,853,205
Sundrug Co. Ltd.	39,358	1,818,336
		3,671,541
Food Products — 9.0%
Associated British Foods plc	42,308	1,688,326
Chocoladefabriken Lindt & Spruengli AG, Class PC	316	1,871,317
Chocoladefabriken Lindt & Spruengli AG (Registered)	25	1,754,927
Kerry Group plc, Class A	16,817	1,764,554
Nestle SA (Registered)	20,309	1,742,485
		8,821,609
Investments	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.9%
APA Group	260,629	$1,847,980
Health Care Equipment & Supplies — 5.4%
Coloplast A/S, Class B	21,570	1,693,682
Essilor International Cie Generale d'Optique SA	13,854	1,784,858
Sysmex Corp.	23,379	1,779,984
		5,258,524
Health Care Providers & Services — 7.4%
Fresenius Medical Care AG & Co. KGaA	17,844	1,775,932
Fresenius SE & Co. KGaA	23,520	1,699,751
Ramsay Health Care Ltd.	34,397	1,822,129
Ryman Healthcare Ltd.	275,417	1,982,662
		7,280,474
Hotels, Restaurants & Leisure — 3.4%
Compass Group plc	82,303	1,670,027
Paddy Power Betfair plc	15,084	1,685,053
		3,355,080
Household Durables — 1.8%
SEB SA	9,407	1,736,304
Insurance — 3.6%
Prudential plc	69,577	1,750,860
Standard Life Aberdeen plc	309,852	1,804,393
		3,555,253
Media — 3.9%
SES SA, FDR	118,925	1,967,478
WPP plc	103,431	1,829,922
		3,797,400
Multiline Retail — 3.7%
Don Quijote Holdings Co. Ltd.	38,504	1,847,697
Next plc	29,957	1,815,481
		3,663,178
Multi-Utilities — 1.8%
AGL Energy Ltd.	93,903	1,781,449
Oil, Gas & Consumable Fuels — 1.9%
Enagas SA	62,690	1,842,922
Personal Products — 1.8%
L'Oreal SA	7,918	1,754,143

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 41

Investments	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 9.0%
Novartis AG (Registered)	20,712	$1,776,007
Novo Nordisk A/S, Class B	33,765	1,746,214
Roche Holding AG	7,066	1,786,019
Sanofi	19,515	1,782,383
Vifor Pharma AG	13,531	1,707,308
		8,797,931
Professional Services — 3.6%
Intertek Group plc	24,226	1,715,101
Wolters Kluwer NV	34,398	1,785,154
		3,500,255
Road & Rail — 1.8%
MTR Corp. Ltd.	300,823	1,769,842
Specialty Retail — 1.9%
Shimamura Co. Ltd.	14,993	1,812,746
Tobacco — 1.7%
British American Tobacco plc	26,178	1,661,587
Trading Companies & Distributors — 3.5%
Ashtead Group plc	67,636	1,738,639
Bunzl plc	59,791	1,711,798
		3,450,437
Transportation Infrastructure — 1.8%
Abertis Infraestructuras SA	80,186	1,793,639
Wireless Telecommunication Services — 1.8%
Vodafone Group plc	570,559	1,732,352
Total Common Stocks (Cost $90,262,638)		97,588,522
Investments	Principal Amount	Value
Short-Term Investment — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $117,528 (Cost $117,524)	$117,524	$117,524
Total Investments — 100.0% (Cost $90,380,162)		97,706,046
Other assets less liabilities — 0.0%		20,493
Net Assets — 100.0%		$97,726,539

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR  Fiduciary Depositary Receipt

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,847,333
Aggregate gross unrealized depreciation	(1,593,872)
Net unrealized appreciation	$7,253,461
Federal income tax cost	$90,452,585

See accompanying notes to the financial statements.

42 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

United Kingdom	30.4%
Switzerland	10.9%
Japan	9.5%
France	9.2%
Spain	5.6%
Australia	5.6%
Germany	5.3%
Denmark	5.3%
Netherlands	3.7%
Hong Kong	3.5%
Ireland	3.5%
New Zealand	2.0%
Belgium	1.8%
China	1.8%
Singapore	1.8%
Other[1]	0.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 43

Investments	Shares	Value
Common Stocks — 96.8%
Banks — 17.1%
Bancolombia SA	22,351	$214,878
Bancolombia SA, ADR	5,527	213,397
Bank Central Asia Tbk. PT	137,714	207,192
Bank Rakyat Indonesia Persero Tbk. PT	866,898	205,733
Barclays Africa Group Ltd.	20,321	233,777
Capitec Bank Holdings Ltd.	3,061	219,792
E.Sun Financial Holding Co. Ltd.	348,935	215,801
Grupo Financiero Inbursa SAB de CV, Class O	122,750	216,844
Itau Unibanco Holding SA, ADR	16,333	204,979
Nedbank Group Ltd.	14,253	240,373
OTP Bank plc	5,699	217,822
Public Bank Bhd.	43,688	212,591
		2,603,179
Chemicals — 1.4%
Asian Paints Ltd.	11,940	212,348
Commercial Services & Supplies — 1.4%
China Everbright International Ltd.	157,371	211,167
Construction & Engineering — 1.4%
Larsen & Toubro Ltd., GDR (a)	11,470	205,886
Construction Materials — 1.4%
Grupo Argos SA	31,576	214,380
Consumer Finance — 1.4%
Bajaj Finance Ltd.	7,714	206,614
Diversified Financial Services — 5.9%
FirstRand Ltd.	55,345	227,393
Grupo de Inversiones Suramericana SA	16,517	213,546
PSG Group Ltd.	11,143	235,551
RMB Holdings Ltd.	45,950	224,205
		900,695
Electronic Equipment, Instruments & Components — 2.6%
Hon Hai Precision Industry Co. Ltd.	61,902	206,381
Sunny Optical Technology Group Co. Ltd.	11,638	193,715
		400,096
Equity Real Estate Investment Trusts (REITs) — 1.5%
Resilient REIT Ltd.	20,886	222,825
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 4.3%
BIM Birlesik Magazalar A/S	11,083	$204,769
Shoprite Holdings Ltd.	13,866	230,359
SPAR Group Ltd. (The)	15,705	217,339
		652,467
Food Products — 1.5%
Tiger Brands Ltd.	7,630	232,249
Gas Utilities — 3.0%
China Gas Holdings Ltd.	73,951	227,246
China Resources Gas Group Ltd.	60,554	233,760
		461,006
Health Care Providers & Services — 4.2%
Bangkok Dusit Medical Services PCL, Class F	321,511	209,681
Netcare Ltd.	134,501	220,654
Sinopharm Group Co. Ltd., Class H	52,474	206,264
		636,599
Hotels, Restaurants & Leisure — 1.4%
Jollibee Foods Corp.	44,928	217,757
Household Products — 1.4%
Unilever Indonesia Tbk. PT	58,582	213,522
Industrial Conglomerates — 4.2%
Alfa SAB de CV, Class A	197,113	219,695
SK Holdings Co. Ltd.	790	211,973
Turkiye Sise ve Cam Fabrikalari A/S	193,004	206,514
		638,182
Insurance — 3.0%
Discovery Ltd.	18,599	223,364
Sanlam Ltd.	39,468	225,211
		448,575
Internet Software & Services — 1.3%
Tencent Holdings Ltd.	3,979	202,767
IT Services — 2.9%
Infosys Ltd., ADR	14,311	222,679
Tata Consultancy Services Ltd.	5,151	210,658
		433,337
Media — 1.3%
Naspers Ltd., Class N	753	202,468

See accompanying notes to the financial statements.

44 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 5.9%
LUKOIL PJSC	3,876	$218,298
Qatar Gas Transport Co. Ltd.	39,755	151,214
Reliance Industries Ltd.	15,123	216,138
Rosneft Oil Co. PJSC	20,729	104,106
Ultrapar Participacoes SA, ADR	9,612	205,601
		895,357
Personal Products — 4.2%
AMOREPACIFIC Group	1,549	209,950
Godrej Consumer Products Ltd.	14,544	216,874
Hengan International Group Co. Ltd.	21,991	214,415
		641,239
Real Estate Management & Development — 7.1%
Ayala Land, Inc.	246,032	209,514
China Overseas Land & Investment Ltd.	70,518	223,920
China Vanke Co. Ltd., Class H	61,557	224,233
Longfor Properties Co. Ltd.	88,615	208,088
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	147,020	218,031
		1,083,786
Semiconductors & Semiconductor Equipment — 2.9%
Phison Electronics Corp.	19,160	194,194
Vanguard International Semiconductor Corp.	106,060	252,473
		446,667
Specialty Retail — 1.5%
Foschini Group Ltd. (The)	20,184	232,524
Technology Hardware, Storage & Peripherals — 2.7%
Foxconn Technology Co. Ltd.	73,407	204,112
Micro-Star International Co. Ltd.	86,998	212,608
		416,720
Textiles, Apparel & Luxury Goods — 1.3%
Eclat Textile Co. Ltd.	22,199	198,721
Thrifts & Mortgage Finance — 2.8%
Housing Development Finance Corp. Ltd.	8,244	214,244
LIC Housing Finance Ltd.	22,996	207,421
		421,665
Tobacco — 1.4%
ITC Ltd.	53,728	213,354
Investments	Shares	Value
Common Stocks (continued)
Transportation Infrastructure — 3.0%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,508	$233,993
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,484	223,645
		457,638
Water Utilities — 1.4%
Guangdong Investment Ltd.	153,048	205,758
Total Common Stocks (Cost $13,220,762)		14,729,548
	Principal Amount
Short-Term Investments — 3.8%
Repurchase Agreements (b) — 3.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $584,253 (Cost $584,237)	$584,237	584,237
Total Investments — 100.6% (Cost $13,804,999)		15,313,785
Liabilities less other assets — (0.6%)		(93,267)
Net Assets — 100.0%		$15,220,518

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $205,886 or 1.35% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

PJSC  Public Joint Stock Company

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 45

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,616,767
Aggregate gross unrealized depreciation	(161,635)
Net unrealized appreciation	$1,455,132
Federal income tax cost	$13,858,653

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

South Africa	22.3%
China	16.9%
India	14.0%
Taiwan	9.7%
Mexico	5.9%
Colombia	5.6%
Indonesia	4.1%
Philippines	2.8%
South Korea	2.8%
Turkey	2.7%
Brazil	2.7%
Russia	2.1%
Hungary	1.4%
Malaysia	1.4%
Thailand	1.4%
Qatar	1.0%
Other[1]	3.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

46 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Aerospace & Defense — 2.4%
BAE Systems plc	23,487	$175,498
Beverages — 2.4%
Diageo plc	4,940	171,756
Biotechnology — 2.5%
Shire plc	3,573	177,092
Chemicals — 6.9%
Croda International plc	2,962	171,327
FUCHS PETROLUB SE (Preference)	3,119	164,191
Novozymes A/S, Class B	3,075	166,714
		502,232
Commercial Services & Supplies — 2.2%
Babcock International Group plc	16,950	159,922
Diversified Financial Services — 2.4%
Groupe Bruxelles Lambert SA	1,621	174,628
Electric Utilities — 5.0%
Red Electrica Corp. SA	7,985	180,898
SSE plc	9,608	178,050
		358,948
Food & Staples Retailing — 2.5%
Koninklijke Ahold Delhaize NV	8,435	180,984
Food Products — 11.9%
Associated British Foods plc	4,132	164,890
Chocoladefabriken Lindt & Spruengli AG, Class PC	36	213,188
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	140,394
Kerry Group plc, Class A	1,642	172,290
Nestle SA (Registered)	1,983	170,139
		860,901
Health Care Equipment & Supplies — 4.7%
Coloplast A/S, Class B	2,107	165,442
Essilor International Cie Generale d'Optique SA	1,353	174,312
		339,754
Health Care Providers & Services — 4.7%
Fresenius Medical Care AG & Co. KGaA	1,743	173,473
Fresenius SE & Co. KGaA	2,297	166,000
		339,473
Investments	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 4.5%
Compass Group plc	8,038	$163,101
Paddy Power Betfair plc	1,473	164,551
		327,652
Household Durables — 2.3%
SEB SA	919	169,625
Insurance — 4.8%
Prudential plc	6,795	170,992
Standard Life Aberdeen plc	30,261	176,222
		347,214
Media — 5.1%
SES SA, FDR	11,615	192,157
WPP plc	10,101	178,709
		370,866
Multiline Retail — 2.5%
Next plc	2,926	177,324
Oil, Gas & Consumable Fuels — 2.5%
Enagas SA	6,123	180,000
Personal Products — 2.4%
L'Oreal SA	773	171,249
Pharmaceuticals — 11.9%
Novartis AG (Registered)	2,023	173,468
Novo Nordisk A/S, Class B	3,298	170,562
Roche Holding AG	690	174,406
Sanofi	1,906	174,083
Vifor Pharma AG	1,321	166,680
		859,199
Professional Services — 4.7%
Intertek Group plc	2,366	167,503
Wolters Kluwer NV	3,359	174,322
		341,825
Tobacco — 2.2%
British American Tobacco plc	2,557	162,300
Trading Companies & Distributors — 4.7%
Ashtead Group plc	6,606	169,812
Bunzl plc	5,839	167,169
		336,981

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 47

Investments	Shares	Value
Common Stocks (continued)
Transportation Infrastructure — 2.4%
Abertis Infraestructuras SA	7,831	$175,168
Wireless Telecommunication Services — 2.3%
Vodafone Group plc	55,723	169,188
Total Common Stocks (Cost $6,972,041)		7,229,779
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $5,859 (Cost $5,859)	$5,859	5,859
Total Investments — 100.0% (Cost $6,977,900)		7,235,638
Liabilities less other assets — 0.0%		(1,360)
Net Assets — 100.0%		$7,234,278

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR  Fiduciary Depositary Receipt

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$537,442
Aggregate gross unrealized depreciation	(287,956)
Net unrealized appreciation	$249,486
Federal income tax cost	$6,986,152

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

United Kingdom	40.1%
Switzerland	14.3%
France	12.2%
Spain	7.4%
Germany	7.0%
Denmark	6.9%
Netherlands	4.9%
Ireland	4.7%
Belgium	2.4%
Other[1]	0.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

48 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 95.7%
3M Co. (Industrial Conglomerates)	0.4%	336	$81,695
AbbVie, Inc. (Biotechnology)	0.4%	773	74,919
Alphabet, Inc., Class A* (Internet Software & Services)	0.5%	91	94,291
Alphabet, Inc., Class C* (Internet Software & Services)	0.5%	89	90,906
American International Group, Inc. (Insurance)	0.5%	1,748	104,810
Anthem, Inc. (Health Care Providers & Services)	0.4%	357	83,881
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.3%	2,632	452,309
AT&T, Inc. (Diversified Telecommunication Services)	1.5%	8,050	292,859
Bank of America Corp. (Banks)	1.3%	9,211	259,474
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.1%	1,107	213,662
Boeing Co. (The) (Aerospace & Defense)	0.6%	408	112,934
Caterpillar, Inc. (Machinery)	0.5%	697	98,382
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.9%	3,108	369,821
Cisco Systems, Inc. (Communications Equipment)	0.6%	3,376	125,925
Citigroup, Inc. (Banks)	1.4%	3,647	275,348
Coca-Cola Co. (The) (Beverages)	0.7%	2,835	129,758
Comcast Corp., Class A (Media)	0.7%	3,414	128,162
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.6%	2,471	125,724
Costco Wholesale Corp. (Food & Staples Retailing)	0.4%	417	76,907
CVS Health Corp. (Food & Staples Retailing)	0.5%	1,321	101,189
Duke Energy Corp. (Electric Utilities)	0.4%	921	82,135
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.6%	6,112	509,068
Ford Motor Co. (Automobiles)	0.6%	8,999	112,667
General Electric Co. (Industrial Conglomerates)	0.8%	8,358	152,868
General Motors Co. (Automobiles)	0.6%	2,506	107,984
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	364	90,141
Home Depot, Inc. (The) (Specialty Retail)	0.6%	603	108,431
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.0%	4,488	$201,242
International Business Machines Corp. (IT Services)	0.6%	827	127,333
Johnson & Johnson (Pharmaceuticals)	1.2%	1,750	243,827
JPMorgan Chase & Co. (Banks)	1.9%	3,558	371,882
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	588	101,118
Merck & Co., Inc. (Pharmaceuticals)	0.6%	2,129	117,670
MetLife, Inc. (Insurance)	0.4%	1,488	79,876
Microsoft Corp. (Software)	1.6%	3,628	305,369
Oracle Corp. (Software)	0.5%	1,908	93,606
PepsiCo, Inc. (Beverages)	0.6%	962	112,092
Pfizer, Inc. (Pharmaceuticals)	1.0%	5,671	205,630
Philip Morris International, Inc. (Tobacco)	0.6%	1,115	114,566
Phillips 66 (Oil, Gas & Consumable Fuels)	0.5%	1,094	106,731
Procter & Gamble Co. (The) (Household Products)	0.9%	2,033	182,950
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	1,245	82,593
United Technologies Corp. (Aerospace & Defense)	0.4%	703	85,379
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	666	151,961
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	0.5%	1,159	99,234
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.2%	4,696	238,979
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.3%	2,697	262,229
Walt Disney Co. (The) (Media)	0.4%	822	86,162
Wells Fargo & Co. (Banks)	1.4%	4,974	280,882
Other Common Stocks	54.5%	228,555	10,740,334
Total Common Stocks (Cost $14,274,420)			18,847,895
		No. of Warrants
Warrants (b) — 0.0%
Tidewater, Inc., Series A, expiring 7/31/2023*	0.0%	127	273
Tidewater, Inc., Series B, expiring 7/31/2023*	0.0%	137	281
Total Warrants (Cost $—)			554

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: RAFI® LONG/SHORT RALS :: 49

	Principal Amount	Value
Short-Term Investment (a) — 6.5%
Repurchase Agreement (c) — 6.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,274,614 (Cost $1,274,577)	$1,274,577	$1,274,577
Total Investments — 102.2% (Cost $15,548,997)		20,123,026
Liabilities in excess of other assets — (2.2%)		(428,348)
Net Assets — 100.0%		$19,694,678

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $297,838.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,107,954
Aggregate gross unrealized depreciation	(1,027,827)
Net unrealized appreciation	$4,080,127
Federal income tax cost	$15,559,870

Swap Agreements1

RAFI® Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(400,000)	(460,314)	11/6/2018	Goldman Sachs International	(1.41)%	Russell 1000 Total Return Index	(63,344)
200,000	223,980	11/6/2018	Goldman Sachs International	1.66%	FTSE RAFI US 1000 Total Return Index	26,629
(200,000)	(236,334)					(36,715)	—	—	(36,715)
(19,176,643)	(19,624,629)	11/6/2019	Societe Generale	(0.94)%	Russell 1000 Total Return Index	(476,977)
1,096,939	1,125,839	11/6/2019	Societe Generale	1.44%	FTSE RAFI US 1000 Total Return Index	30,663
(18,079,704)	(18,498,790)					(446,314)	279,052	66,237	(101,025)
(18,279,704)	(18,735,124)					(483,029)
					Total Appreciation	57,292
					Total Depreciation	(540,321)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

50 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	2.3%
Air Freight & Logistics	0.7%
Airlines	0.1%
Auto Components	0.6%
Automobiles	1.2%
Banks	8.2%
Beverages	1.5%
Biotechnology	1.2%
Building Products	0.2%
Capital Markets	2.6%
Chemicals	2.0%
Commercial Services & Supplies	0.4%
Communications Equipment	0.9%
Construction & Engineering	0.3%
Construction Materials	0.1%
Consumer Finance	1.2%
Containers & Packaging	0.6%
Distributors	0.1%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	2.9%
Electric Utilities	3.0%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	1.0%
Energy Equipment & Services	1.0%
Equity Real Estate Investment Trusts (REITs)	2.7%
Food & Staples Retailing	3.0%
Food Products	1.5%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.4%
Health Care Providers & Services	3.7%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.7%
Household Durables	0.5%
Household Products	1.3%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	1.6%
Insurance	4.4%
Internet & Direct Marketing Retail	0.6%
Internet Software & Services	1.4%
IT Services	2.4%
Leisure Products	0.1%
Life Sciences Tools & Services	0.3%
Machinery	2.2%
Marine	0.0%*

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: RAFI® LONG/SHORT RALS :: 51

Media	2.3%
Metals & Mining	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.8%
Multi-Utilities	1.4%
Oil, Gas & Consumable Fuels	8.8%
Paper & Forest Products	0.0%*
Personal Products	0.1%
Pharmaceuticals	3.9%
Professional Services	0.2%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	2.8%
Software	2.7%
Specialty Retail	2.0%
Technology Hardware, Storage & Peripherals	3.1%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	0.1%
Tobacco	0.9%
Trading Companies & Distributors	0.4%
Transportation Infrastructure	0.0%*
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	4.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

52 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 10.6%
BancFirst Corp.	146,451	$8,318,417
Community Bank System, Inc.	142,710	7,903,280
Southside Bancshares, Inc.	223,382	8,086,428
Tompkins Financial Corp.	96,428	8,539,664
UMB Financial Corp.	109,225	8,209,351
United Bankshares, Inc.	217,838	8,179,817
		49,236,957
Capital Markets — 1.8%
Westwood Holdings Group, Inc.	122,367	8,363,785
Chemicals — 8.7%
Hawkins, Inc.	203,136	7,790,265
HB Fuller Co.	145,498	8,230,822
Quaker Chemical Corp.	52,509	8,652,433
Sensient Technologies Corp.	101,177	7,844,253
Stepan Co.	94,500	7,853,895
		40,371,668
Commercial Services & Supplies — 10.3%
ABM Industries, Inc.	165,221	7,071,459
Brady Corp., Class A	219,459	8,580,847
Healthcare Services Group, Inc.	143,404	7,446,970
Matthews International Corp., Class A	122,284	6,927,388
McGrath RentCorp	185,785	8,880,523
MSA Safety, Inc.	102,442	8,810,012
		47,717,199
Diversified Telecommunication Services — 1.5%
ATN International, Inc.	120,015	7,172,096
Electric Utilities — 3.3%
ALLETE, Inc.	95,121	7,657,241
Portland General Electric Co.	155,796	7,733,713
		15,390,954
Electronic Equipment, Instruments & Components — 1.6%
Badger Meter, Inc.	161,353	7,486,779
Equity Real Estate Investment Trusts (REITs) — 4.9%
National Health Investors, Inc.	91,543	7,140,354
Universal Health Realty Income Trust	97,241	7,279,461
Urstadt Biddle Properties, Inc., Class A	353,152	8,376,766
		22,796,581
Food & Staples Retailing — 1.6%
Andersons, Inc. (The)	231,517	7,477,999
Investments	Shares	Value
Common Stocks (continued)
Food Products — 7.0%
Calavo Growers, Inc.	108,279	$8,272,516
J&J Snack Foods Corp.	57,729	8,723,429
Lancaster Colony Corp.	62,553	8,337,064
Tootsie Roll Industries, Inc.	197,160	7,373,784
		32,706,793
Gas Utilities — 9.7%
Chesapeake Utilities Corp.	92,636	7,925,010
New Jersey Resources Corp.	169,512	7,560,235
Northwest Natural Gas Co.	110,968	7,673,437
South Jersey Industries, Inc.	203,697	6,897,180
Spire, Inc.	95,639	7,866,308
WGL Holdings, Inc.	87,264	7,377,299
		45,299,469
Health Care Equipment & Supplies — 1.7%
Atrion Corp.	11,798	7,958,931
Health Care Providers & Services — 2.8%
National HealthCare Corp.	120,942	8,024,502
Owens & Minor, Inc.	260,283	4,981,816
		13,006,318
Hotels, Restaurants & Leisure — 1.8%
International Speedway Corp., Class A	205,399	8,472,709
Insurance — 6.7%
American Equity Investment Life Holding Co.	259,459	8,232,634
AmTrust Financial Services, Inc.	592,750	5,714,110
Infinity Property & Casualty Corp.	83,368	8,987,071
RLI Corp.	137,443	8,209,470
		31,143,285
Machinery — 3.6%
Franklin Electric Co., Inc.	191,030	8,844,689
Lindsay Corp.	85,484	8,020,964
		16,865,653
Media — 2.0%
Meredith Corp.	132,982	9,062,723
Metals & Mining — 1.6%
Compass Minerals International, Inc.	108,759	7,585,940

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 53

Investments	Shares	Value
Common Stocks (continued)
Multi-Utilities — 4.6%
Avista Corp.	143,070	$7,431,056
Black Hills Corp.	104,712	6,126,699
NorthWestern Corp.	122,428	7,867,223
		21,424,978
Specialty Retail — 1.4%
Aaron's, Inc.	165,704	6,250,355
Tobacco — 3.2%
Universal Corp.	129,252	6,895,594
Vector Group Ltd.	355,324	7,991,237
		14,886,831
Trading Companies & Distributors — 1.6%
GATX Corp.	118,779	7,500,894
Water Utilities — 7.7%
California Water Service Group	197,955	9,026,748
Connecticut Water Service, Inc.	137,597	8,711,266
Middlesex Water Co.	195,956	9,037,491
SJW Group	133,874	9,120,835
		35,896,340
Total Common Stocks (Cost $431,235,018)		464,075,237
Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $561,556 (Cost $561,540)	$561,540	$561,540
Total Investments — 99.8% (Cost $431,796,558)		464,636,777
Other assets less liabilities — 0.2%		958,034
Net Assets — 100.0%		$465,594,811

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,935,275
Aggregate gross unrealized depreciation	(14,326,399)
Net unrealized appreciation	$32,608,876
Federal income tax cost	$432,027,901

See accompanying notes to the financial statements.

54 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 1.9%
General Dynamics Corp.	307,502	$63,702,114
Beverages — 5.9%
Brown-Forman Corp., Class B	1,166,447	69,753,531
Coca-Cola Co. (The)	1,412,213	64,636,989
PepsiCo, Inc.	588,862	68,614,200
		203,004,720
Biotechnology — 2.0%
AbbVie, Inc.	711,265	68,935,804
Capital Markets — 5.8%
Franklin Resources, Inc.	1,455,713	63,105,158
S&P Global, Inc.	402,814	66,657,661
T. Rowe Price Group, Inc.	675,955	69,569,289
		199,332,108
Chemicals — 7.8%
Air Products & Chemicals, Inc.	423,898	69,112,330
Ecolab, Inc.	492,937	66,999,997
PPG Industries, Inc.	555,317	64,888,791
Sherwin-Williams Co. (The)	167,695	66,980,737
		267,981,855
Commercial Services & Supplies — 2.0%
Cintas Corp.	432,318	68,064,146
Distributors — 2.0%
Genuine Parts Co.	733,506	68,194,053
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,870,797	68,059,595
Electrical Equipment — 1.8%
Emerson Electric Co.	977,164	63,339,771
Equity Real Estate Investment Trusts (REITs) — 2.0%
Federal Realty Investment Trust	522,143	69,032,526
Food & Staples Retailing — 6.2%
Sysco Corp.	1,191,379	68,778,310
Walgreens Boots Alliance, Inc.	969,176	70,517,246
Wal-Mart Stores, Inc.	741,258	72,072,515
		211,368,071
Investments	Shares	Value
Common Stocks (continued)
Food Products — 6.0%
Archer-Daniels-Midland Co.	1,491,329	$59,474,201
Hormel Foods Corp.	2,154,476	78,530,650
McCormick & Co., Inc. (Non-Voting)	657,683	67,202,049
		205,206,900
Health Care Equipment & Supplies — 7.9%
Abbott Laboratories	1,177,606	66,381,650
Becton Dickinson and Co.	309,126	70,545,645
CR Bard, Inc.	198,754	66,769,419
Medtronic plc	829,087	68,092,915
		271,789,629
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	981,583	58,099,898
Hotels, Restaurants & Leisure — 2.0%
McDonald's Corp.	397,953	68,435,977
Household Durables — 1.9%
Leggett & Platt, Inc.	1,343,276	64,799,634
Household Products — 8.0%
Clorox Co. (The)	512,658	71,408,133
Colgate-Palmolive Co.	907,801	65,770,182
Kimberly-Clark Corp.	582,073	69,709,063
Procter & Gamble Co. (The)	749,782	67,472,882
		274,360,260
Industrial Conglomerates — 2.0%
3M Co.	277,927	67,575,171
Insurance — 3.8%
Aflac, Inc.	771,243	67,591,736
Cincinnati Financial Corp.	855,179	63,907,527
		131,499,263
IT Services — 1.9%
Automatic Data Processing, Inc.	559,986	64,095,998
Machinery — 7.8%
Dover Corp.	680,116	66,454,134
Illinois Tool Works, Inc.	411,660	69,673,455
Pentair plc	924,000	65,751,840
Stanley Black & Decker, Inc.	393,489	66,747,539
		268,626,968

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: 55

Investments	Shares	Value
Common Stocks (continued)
Metals & Mining — 1.8%
Nucor Corp.	1,090,929	$62,728,418
Multiline Retail — 1.8%
Target Corp.	1,036,326	62,075,927
Multi-Utilities — 2.0%
Consolidated Edison, Inc.	760,451	67,710,557
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	546,976	65,084,674
Exxon Mobil Corp.	781,311	65,075,393
		130,160,067
Pharmaceuticals — 1.9%
Johnson & Johnson	460,431	64,151,851
Specialty Retail — 2.0%
Lowe's Cos., Inc.	803,547	66,991,713
Textiles, Apparel & Luxury Goods — 2.0%
VF Corp.	915,573	66,800,206
Trading Companies & Distributors — 2.1%
WW Grainger, Inc.	328,793	72,765,179
Total Common Stocks (Cost $2,944,428,398)		3,418,888,379
Investments	Principal Amount	Value
Short-Term Investments — 0.0% (a)
Repurchase Agreements (b) — 0.0% (a)
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $577,798 (Cost $577,782)	$577,782	$577,782
Total Investments — 99.8% (Cost $2,945,006,180)		3,419,466,161
Other assets less liabilities — 0.2%		7,764,535
Net Assets — 100.0%		$3,427,230,696

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$514,354,749
Aggregate gross unrealized depreciation	(46,047,333)
Net unrealized appreciation	$468,307,416
Federal income tax cost	$2,951,158,745

See accompanying notes to the financial statements.

56 :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
3M Co. (Industrial Conglomerates)	0.7%	193	$46,926
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	561	31,624
AbbVie, Inc. (Biotechnology)	0.7%	515	49,914
Alphabet, Inc., Class A* (Internet Software & Services)	1.4%	96	99,472
Alphabet, Inc., Class C* (Internet Software & Services)	1.4%	97	99,077
Altria Group, Inc. (Tobacco)	0.6%	620	42,055
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.2%	129	151,801
Amgen, Inc. (Biotechnology)	0.6%	236	41,456
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.1%	1,668	286,646
AT&T, Inc. (Diversified Telecommunication Services)	1.0%	1,983	72,142
Bank of America Corp. (Banks)	1.3%	3,169	89,271
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.7%	621	119,859
Boeing Co. (The) (Aerospace & Defense)	0.7%	179	49,547
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	530	33,491
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	0.5%	131	36,410
Cisco Systems, Inc. (Communications Equipment)	0.9%	1,615	60,239
Citigroup, Inc. (Banks)	1.0%	880	66,440
Coca-Cola Co. (The) (Beverages)	0.8%	1,240	56,755
Comcast Corp., Class A (Media)	0.8%	1,519	57,023
DowDuPont, Inc. (Chemicals)	0.8%	754	54,258
Facebook, Inc., Class A* (Internet Software & Services)	2.0%	765	135,543
General Electric Co. (Industrial Conglomerates)	0.7%	2,796	51,139
Gilead Sciences, Inc. (Biotechnology)	0.4%	422	31,557
Home Depot, Inc. (The) (Specialty Retail)	1.0%	381	68,511
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	246	38,366
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.0%	1,518	68,067
International Business Machines Corp. (IT Services)	0.6%	280	43,112
Johnson & Johnson (Pharmaceuticals)	1.7%	867	120,799
JPMorgan Chase & Co. (Banks)	1.7%	1,136	118,735
Mastercard, Inc., Class A (IT Services)	0.7%	302	45,442
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	262	$45,056
Medtronic plc (Health Care Equipment & Supplies)	0.5%	437	35,891
Merck & Co., Inc. (Pharmaceuticals)	0.7%	883	48,803
Microsoft Corp. (Software)	3.0%	2,487	209,331
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	194	38,938
Oracle Corp. (Software)	0.7%	975	47,833
PepsiCo, Inc. (Beverages)	0.8%	461	53,716
Pfizer, Inc. (Pharmaceuticals)	1.0%	1,927	69,873
Philip Morris International, Inc. (Tobacco)	0.7%	502	51,580
Procter & Gamble Co. (The) (Household Products)	1.1%	824	74,152
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	477	31,644
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	320	31,133
Union Pacific Corp. (Road & Rail)	0.5%	258	32,637
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	312	71,189
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.0%	1,317	67,022
Visa, Inc., Class A (IT Services)	1.0%	591	66,541
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.7%	473	45,990
Walt Disney Co. (The) (Media)	0.8%	498	52,200
Wells Fargo & Co. (Banks)	1.2%	1,443	81,486
Other Common Stocks	50.1%	47,534	3,476,161
Total Common Stocks (Cost $5,630,415)			6,896,853
		Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $23,160 (Cost $23,160)		$23,160	23,160
Total Investments — 99.8% (Cost $5,653,575)			6,920,013
Other assets less liabilities — 0.2%			12,165
Net Assets — 100.0%			$6,932,178

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 57

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,464,191
Aggregate gross unrealized depreciation	(199,650)
Net unrealized appreciation	$1,264,541
Federal income tax cost	$5,655,472

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	2.6%
Air Freight & Logistics	0.8%
Airlines	0.5%
Auto Components	0.2%
Automobiles	0.5%
Banks	6.9%
Beverages	2.1%
Biotechnology	2.9%
Building Products	0.4%
Capital Markets	3.2%
Chemicals	2.3%
Commercial Services & Supplies	0.3%
Communications Equipment	1.1%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.8%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.8%
Diversified Telecommunication Services	2.1%
Electric Utilities	2.1%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.4%
Equity Real Estate Investment Trusts (REITs)	3.0%
Food & Staples Retailing	2.0%
Food Products	1.3%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	3.0%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.0%
Household Durables	0.5%
Household Products	1.7%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	2.1%
Insurance	2.9%
Internet & Direct Marketing Retail	3.0%
Internet Software & Services	5.1%
IT Services	4.3%
Leisure Products	0.1%
Life Sciences Tools & Services	0.9%
Machinery	1.8%

See accompanying notes to the financial statements.

58 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Media	2.8%
Metals & Mining	0.3%
Multiline Retail	0.5%
Multi-Utilities	1.1%
Personal Products	0.2%
Pharmaceuticals	4.9%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	4.2%
Software	5.6%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	4.7%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	1.3%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 59

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
3M Co. (Industrial Conglomerates)	0.8%	43	$10,455
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	124	6,990
AbbVie, Inc. (Biotechnology)	0.8%	114	11,049
Accenture plc, Class A (IT Services)	0.5%	44	6,512
Alphabet, Inc., Class A* (Internet Software & Services)	1.6%	21	21,760
Alphabet, Inc., Class C* (Internet Software & Services)	1.7%	22	22,471
Altria Group, Inc. (Tobacco)	0.7%	137	9,293
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.6%	29	34,126
Amgen, Inc. (Biotechnology)	0.7%	52	9,134
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.8%	370	63,584
AT&T, Inc. (Diversified Telecommunication Services)	1.2%	440	16,007
Boeing Co. (The) (Aerospace & Defense)	0.8%	40	11,072
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	117	7,393
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	0.6%	29	8,060
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.2%	136	16,183
Cisco Systems, Inc. (Communications Equipment)	1.0%	358	13,353
Coca-Cola Co. (The) (Beverages)	0.9%	275	12,587
Comcast Corp., Class A (Media)	0.9%	337	12,651
DowDuPont, Inc. (Chemicals)	0.9%	167	12,017
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.0%	303	25,237
Facebook, Inc., Class A* (Internet Software & Services)	2.3%	170	30,121
General Electric Co. (Industrial Conglomerates)	0.8%	620	11,340
Gilead Sciences, Inc. (Biotechnology)	0.5%	94	7,029
Home Depot, Inc. (The) (Specialty Retail)	1.1%	84	15,105
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	55	8,578
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.1%	337	15,111
International Business Machines Corp. (IT Services)	0.7%	62	9,546
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Johnson & Johnson (Pharmaceuticals)	2.0%	192	$26,752
Mastercard, Inc., Class A (IT Services)	0.7%	67	10,082
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	58	9,974
Medtronic plc (Health Care Equipment & Supplies)	0.6%	97	7,967
Merck & Co., Inc. (Pharmaceuticals)	0.8%	196	10,833
Microsoft Corp. (Software)	3.5%	552	46,462
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	43	8,630
Oracle Corp. (Software)	0.8%	216	10,597
PepsiCo, Inc. (Beverages)	0.9%	102	11,885
Pfizer, Inc. (Pharmaceuticals)	1.2%	427	15,483
Philip Morris International, Inc. (Tobacco)	0.8%	111	11,405
Priceline Group, Inc. (The)* (Internet & Direct Marketing Retail)	0.5%	4	6,959
Procter & Gamble Co. (The) (Household Products)	1.2%	183	16,468
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	106	7,032
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	71	6,908
Union Pacific Corp. (Road & Rail)	0.5%	57	7,210
United Technologies Corp. (Aerospace & Defense)	0.5%	53	6,437
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.2%	69	15,744
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.1%	292	14,860
Visa, Inc., Class A (IT Services)	1.1%	131	14,749
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.8%	105	10,209
Walt Disney Co. (The) (Media)	0.9%	111	11,635
Other Common Stocks	46.3%	8,990	622,808
Total Common Stocks (Cost $1,333,664)			1,337,853

See accompanying notes to the financial statements.

60 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,715 (Cost $3,715)	$3,715	$3,715
Total Investments — 99.8% (Cost $1,337,379)		1,341,568
Other assets less liabilities — 0.2%		2,738
Net Assets — 100.0%		$1,344,306

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,716
Aggregate gross unrealized depreciation	(52,949)
Net unrealized appreciation	$767
Federal income tax cost	$1,340,801

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	3.0%
Air Freight & Logistics	0.9%
Airlines	0.6%
Auto Components	0.3%
Automobiles	0.6%
Beverages	2.4%
Biotechnology	3.4%
Building Products	0.4%
Chemicals	2.7%
Commercial Services & Supplies	0.4%
Communications Equipment	1.3%
Construction & Engineering	0.1%
Construction Materials	0.2%
Containers & Packaging	0.5%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Telecommunication Services	2.4%
Electric Utilities	2.4%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.9%
Food & Staples Retailing	2.2%
Food Products	1.5%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	3.4%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.3%
Household Durables	0.5%
Household Products	1.9%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	2.4%
Internet & Direct Marketing Retail	3.6%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 61

Internet Software & Services	5.8%
IT Services	4.9%
Leisure Products	0.1%
Life Sciences Tools & Services	1.0%
Machinery	2.1%
Media	3.3%
Metals & Mining	0.3%
Multiline Retail	0.5%
Multi-Utilities	1.3%
Oil, Gas & Consumable Fuels	6.1%
Personal Products	0.2%
Pharmaceuticals	5.6%
Professional Services	0.3%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	4.8%
Software	6.4%
Specialty Retail	2.6%
Technology Hardware, Storage & Peripherals	5.3%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

62 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
3M Co. (Industrial Conglomerates)	0.8%	42	$10,212
Accenture plc, Class A (IT Services)	0.5%	44	6,513
Adobe Systems, Inc.* (Software)	0.5%	35	6,351
Alphabet, Inc., Class A* (Internet Software & Services)	1.6%	21	21,759
Alphabet, Inc., Class C* (Internet Software & Services)	1.5%	21	21,450
Altria Group, Inc. (Tobacco)	0.7%	136	9,225
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.4%	28	32,949
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.5%	366	62,896
AT&T, Inc. (Diversified Telecommunication Services)	1.1%	435	15,825
Bank of America Corp. (Banks)	1.4%	695	19,578
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.9%	136	26,249
Boeing Co. (The) (Aerospace & Defense)	0.8%	39	10,795
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	0.6%	29	8,060
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.2%	134	15,945
Cisco Systems, Inc. (Communications Equipment)	1.0%	354	13,204
Citigroup, Inc. (Banks)	1.1%	193	14,572
Coca-Cola Co. (The) (Beverages)	0.9%	272	12,449
Comcast Corp., Class A (Media)	0.9%	333	12,501
DowDuPont, Inc. (Chemicals)	0.9%	165	11,873
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.8%	300	24,987
Facebook, Inc., Class A* (Internet Software & Services)	2.1%	168	29,766
General Electric Co. (Industrial Conglomerates)	0.8%	613	11,212
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.4%	25	6,191
Home Depot, Inc. (The) (Specialty Retail)	1.1%	83	14,925
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	54	8,422
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.1%	333	14,932
International Business Machines Corp. (IT Services)	0.7%	61	9,392
JPMorgan Chase & Co. (Banks)	1.9%	249	26,025
Mastercard, Inc., Class A (IT Services)	0.7%	66	9,931
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	57	9,802
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Microsoft Corp. (Software)	3.3%	545	$45,873
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	42	8,430
Oracle Corp. (Software)	0.8%	214	10,499
PayPal Holdings, Inc.* (IT Services)	0.4%	80	6,058
PepsiCo, Inc. (Beverages)	0.8%	101	11,769
Philip Morris International, Inc. (Tobacco)	0.8%	110	11,302
Procter & Gamble Co. (The) (Household Products)	1.2%	180	16,198
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	105	6,966
Schlumberger Ltd. (Energy Equipment & Services)	0.4%	98	6,159
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	70	6,810
Union Pacific Corp. (Road & Rail)	0.5%	57	7,210
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.4%	49	5,951
United Technologies Corp. (Aerospace & Defense)	0.5%	53	6,437
US Bancorp (Banks)	0.4%	112	6,177
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.1%	289	14,707
Visa, Inc., Class A (IT Services)	1.0%	129	14,524
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.7%	104	10,112
Walt Disney Co. (The) (Media)	0.8%	109	11,425
Wells Fargo & Co. (Banks)	1.3%	316	17,845
Other Common Stocks	47.3%	10,092	655,503
Total Common Stocks (Cost $1,360,294)			1,377,946
		Principal Amount
Short-Term Investment — 0.3%
Repurchase Agreement (a) — 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,806 (Cost $4,806)		$4,806	4,806
Total Investments — 99.8% (Cost $1,365,100)			1,382,752
Other assets less liabilities — 0.2%			2,689
Net Assets — 100.0%			$1,385,441

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 63

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,620
Aggregate gross unrealized depreciation	(39,955)
Net unrealized appreciation	$14,665
Federal income tax cost	$1,368,087

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	2.9%
Air Freight & Logistics	0.8%
Airlines	0.6%
Auto Components	0.2%
Automobiles	0.6%
Banks	7.6%
Beverages	2.3%
Building Products	0.4%
Capital Markets	3.5%
Chemicals	2.6%
Commercial Services & Supplies	0.3%
Communications Equipment	1.2%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.9%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.9%
Diversified Telecommunication Services	2.3%
Electric Utilities	2.3%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.9%
Equity Real Estate Investment Trusts (REITs)	3.4%
Food & Staples Retailing	2.1%
Food Products	1.5%
Hotels, Restaurants & Leisure	2.2%
Household Durables	0.5%
Household Products	1.9%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	2.3%
Insurance	3.2%
Internet & Direct Marketing Retail	3.3%
Internet Software & Services	5.5%
IT Services	4.7%
Leisure Products	0.1%
Machinery	2.0%
Media	3.1%
Metals & Mining	0.3%
Multiline Retail	0.5%
Multi-Utilities	1.2%

See accompanying notes to the financial statements.

64 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Oil, Gas & Consumable Fuels	5.9%
Personal Products	0.2%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	4.6%
Software	6.1%
Specialty Retail	2.5%
Technology Hardware, Storage & Peripherals	5.1%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 65

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
3M Co. (Industrial Conglomerates)	0.9%	92	$22,369
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	266	14,994
AbbVie, Inc. (Biotechnology)	0.9%	244	23,648
Altria Group, Inc. (Tobacco)	0.8%	293	19,874
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.8%	61	71,782
Amgen, Inc. (Biotechnology)	0.8%	112	19,674
Bank of America Corp. (Banks)	1.6%	1,501	42,283
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.2%	294	56,745
Boeing Co. (The) (Aerospace & Defense)	0.9%	85	23,528
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	251	15,861
Caterpillar, Inc. (Machinery)	0.5%	90	12,703
Celgene Corp.* (Biotechnology)	0.5%	120	12,100
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.3%	290	34,507
Citigroup, Inc. (Banks)	1.2%	417	31,484
Coca-Cola Co. (The) (Beverages)	1.0%	587	26,867
Comcast Corp., Class A (Media)	1.0%	719	26,991
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	67	12,357
DowDuPont, Inc. (Chemicals)	1.0%	357	25,690
Eli Lilly & Co. (Pharmaceuticals)	0.5%	148	12,527
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.1%	648	53,972
General Electric Co. (Industrial Conglomerates)	0.9%	1,324	24,216
Gilead Sciences, Inc. (Biotechnology)	0.6%	200	14,956
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	55	13,620
Home Depot, Inc. (The) (Specialty Retail)	1.3%	180	32,367
Honeywell International, Inc. (Industrial Conglomerates)	0.7%	116	18,091
Johnson & Johnson (Pharmaceuticals)	2.2%	411	57,265
JPMorgan Chase & Co. (Banks)	2.2%	539	56,336
Lockheed Martin Corp. (Aerospace & Defense)	0.5%	38	12,127
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.8%	124	21,324
Medtronic plc (Health Care Equipment & Supplies)	0.7%	207	17,001
Merck & Co., Inc. (Pharmaceuticals)	0.9%	419	23,158
Netflix, Inc.* (Internet & Direct Marketing Retail)	0.5%	66	12,380
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	201	$12,144
PepsiCo, Inc. (Beverages)	1.0%	218	25,402
Pfizer, Inc. (Pharmaceuticals)	1.3%	913	33,105
Philip Morris International, Inc. (Tobacco)	0.9%	238	24,455
Priceline Group, Inc. (The)* (Internet & Direct Marketing Retail)	0.5%	8	13,918
Procter & Gamble Co. (The) (Household Products)	1.4%	390	35,096
Schlumberger Ltd. (Energy Equipment & Services)	0.5%	212	13,324
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	221	12,778
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	62	11,951
Union Pacific Corp. (Road & Rail)	0.6%	122	15,433
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	106	12,874
United Technologies Corp. (Aerospace & Defense)	0.5%	114	13,845
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.3%	148	33,769
US Bancorp (Banks)	0.5%	243	13,401
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.8%	224	21,779
Walt Disney Co. (The) (Media)	1.0%	236	24,738
Wells Fargo & Co. (Banks)	1.5%	683	38,569
Other Common Stocks	52.4%	19,752	1,350,069
Total Common Stocks (Cost $2,369,681)			2,569,447
		Principal Amount
Short-Term Investment — 0.1%
Repurchase Agreement (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,371 (Cost $3,371)		$3,371	3,371
Total Investments — 99.8% (Cost $2,373,052)			2,572,818
Other assets less liabilities — 0.2%			5,410
Net Assets — 100.0%			$2,578,228

See accompanying notes to the financial statements.

66 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,917
Aggregate gross unrealized depreciation	(56,911)
Net unrealized appreciation	$199,006
Federal income tax cost	$2,373,812

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	3.3%
Air Freight & Logistics	1.0%
Airlines	0.7%
Auto Components	0.3%
Automobiles	0.7%
Banks	8.8%
Beverages	2.7%
Biotechnology	3.8%
Building Products	0.5%
Capital Markets	4.1%
Chemicals	3.0%
Commercial Services & Supplies	0.4%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	1.0%
Containers & Packaging	0.5%
Distributors	0.2%
Diversified Consumer Services	0.0%*
Diversified Financial Services	2.3%
Electric Utilities	2.6%
Electrical Equipment	0.7%
Energy Equipment & Services	1.0%
Equity Real Estate Investment Trusts (REITs)	3.9%
Food & Staples Retailing	2.5%
Food Products	1.7%
Health Care Equipment & Supplies	3.9%
Health Care Providers & Services	3.8%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.5%
Household Durables	0.6%
Household Products	2.2%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	2.7%
Insurance	3.7%
Internet & Direct Marketing Retail	3.9%
Leisure Products	0.1%
Life Sciences Tools & Services	1.1%
Machinery	2.3%
Media	3.6%
Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	1.4%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 67

Oil, Gas & Consumable Fuels	6.8%
Personal Products	0.2%
Pharmaceuticals	6.2%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.3%
Specialty Retail	2.9%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.7%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

68 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 11.3%
Bank of the Ozarks, Inc.	208,704	$10,063,707
Commerce Bancshares, Inc.	175,242	9,922,202
Cullen/Frost Bankers, Inc.	98,486	9,692,007
Prosperity Bancshares, Inc.	150,196	10,519,728
UMB Financial Corp.	131,005	9,846,336
		50,043,980
Capital Markets — 7.2%
Eaton Vance Corp.	188,361	10,412,596
FactSet Research Systems, Inc.	52,012	10,396,159
SEI Investments Co.	153,390	10,792,520
		31,601,275
Chemicals — 2.2%
RPM International, Inc.	186,414	9,874,349
Commercial Services & Supplies — 2.3%
MSA Safety, Inc.	119,762	10,299,532
Containers & Packaging — 6.7%
AptarGroup, Inc.	109,293	9,662,594
Bemis Co., Inc.	210,281	9,866,385
Sonoco Products Co.	186,236	9,965,488
		29,494,467
Equity Real Estate Investment Trusts (REITs) — 4.4%
National Retail Properties, Inc.	236,584	9,716,505
Tanger Factory Outlet Centers, Inc.	388,518	9,728,491
		19,444,996
Food & Staples Retailing — 2.3%
Casey's General Stores, Inc.	85,192	10,286,934
Food Products — 4.7%
Lancaster Colony Corp.	81,924	10,918,831
Tootsie Roll Industries, Inc.	267,220	9,994,028
		20,912,859
Gas Utilities — 11.3%
Atmos Energy Corp.	112,852	10,415,111
National Fuel Gas Co.	169,246	9,951,665
New Jersey Resources Corp.	224,687	10,021,040
UGI Corp.	203,301	9,963,782
WGL Holdings, Inc.	113,653	9,608,225
		49,959,823
Health Care Equipment & Supplies — 2.4%
West Pharmaceutical Services, Inc.	105,402	10,532,822
Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.5%
Owens & Minor, Inc.	335,637	$6,424,092
Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	92,218	10,602,303
Insurance — 11.1%
Brown & Brown, Inc.	196,969	10,094,661
Mercury General Corp.	174,431	9,572,773
Old Republic International Corp.	496,693	10,415,652
RenaissanceRe Holdings Ltd.	70,393	9,337,632
WR Berkley Corp.	138,906	9,601,183
		49,021,901
Leisure Products — 2.3%
Polaris Industries, Inc.	79,071	10,042,808
Machinery — 8.9%
Donaldson Co., Inc.	203,899	10,174,560
Graco, Inc.	75,389	9,920,439
Lincoln Electric Holdings, Inc.	98,996	9,022,495
Nordson Corp.	77,517	9,950,082
		39,067,576
Media — 5.3%
John Wiley & Sons, Inc., Class A	179,376	10,610,090
Meredith Corp.	184,298	12,559,909
		23,169,999
Multi-Utilities — 6.5%
Black Hills Corp.	146,887	8,594,358
MDU Resources Group, Inc.	362,223	10,124,133
Vectren Corp.	144,341	10,031,700
		28,750,191
Software — 2.3%
CDK Global, Inc.	145,398	10,045,548
Water Utilities — 2.4%
Aqua America, Inc.	276,631	10,509,212
Wireless Telecommunication Services — 2.2%
Telephone & Data Systems, Inc.	344,054	9,526,855
Total Common Stocks (Cost $413,354,318)		439,611,522

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF REGL :: 69

Investments	Principal Amount	Value
Short-Term Investment — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $455,970 (Cost $455,958)	$455,958	$455,958
Total Investments — 99.8% (Cost $413,810,276)		440,067,480
Other assets less liabilities — 0.2%		690,233
Net Assets — 100.0%		$440,757,713

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,743,377
Aggregate gross unrealized depreciation	(12,015,778)
Net unrealized appreciation	$25,727,599
Federal income tax cost	$414,339,881

See accompanying notes to the financial statements.

70 :: REGL S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Foreign Government Securities — 68.9%
Argentina Government International Bond
6.88%, 4/22/2021	$150,000	$162,825
5.63%, 1/26/2022	240,000	251,880
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	135,708
4.88%, 1/22/2021	100,000	106,125
Chile Government International Bond
3.25%, 9/14/2021	100,000	103,450
Colombia Government International Bond
11.75%, 2/25/2020	210,000	253,312
Croatia Government International Bond
6.63%, 7/14/2020 (a)	200,000	218,230
Export-Import Bank of Korea
5.13%, 6/29/2020	200,000	211,654
Export-Import Bank of Korea (The)
4.38%, 9/15/2021	200,000	210,438
Hazine Mustesarligi Varlik Kiralama A/S
4.56%, 10/10/2018 (a)	230,000	232,459
Hungary Government International Bond
6.25%, 1/29/2020	120,000	129,610
6.38%, 3/29/2021	150,000	167,475
Indonesia Government International Bond
5.88%, 3/13/2020 (a)	400,000	430,592
4.88%, 5/5/2021 (a)	200,000	213,979
Korea International Bond
7.13%, 4/16/2019	200,000	212,678
Lithuania Government International Bond
7.38%, 2/11/2020 (a)	100,000	111,150
6.13%, 3/9/2021 (a)	150,000	167,438
Mexico Government International Bond
3.50%, 1/21/2021	135,000	141,210
3.63%, 3/15/2022	164,000	171,216
Panama Government International Bond
5.20%, 1/30/2020	100,000	106,375
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022 (a)	200,000	203,400
Philippine Government International Bond
6.50%, 1/20/2020	170,000	185,585
Poland Government International Bond
6.38%, 7/15/2019	140,000	149,730
5.13%, 4/21/2021	100,000	108,900
5.00%, 3/23/2022	100,000	109,890
Investments	Principal Amount	Value
Foreign Government Securities (continued)
Provincia de Cordoba
7.13%, 6/10/2021 (a)	$150,000	$161,653
Qatar Government International Bond
5.25%, 1/20/2020 (a)	200,000	210,500
4.50%, 1/20/2022 (a)	300,000	316,328
Republic of Lebanon
8.25%, 4/12/2021 (a)	250,000	256,415
6.25%, 5/27/2022	150,000	143,943
Republic of Pakistan
7.25%, 4/15/2019 (a)	200,000	206,685
Republic of Philippines
4.00%, 1/15/2021	100,000	105,102
Romania Government International Bond
6.75%, 2/7/2022 (a)	80,000	91,920
Russian Federation
4.50%, 4/4/2022 (a)	200,000	212,520
Russian Foreign Bond
5.00%, 4/29/2020 (a)	200,000	210,700
Serbia International Bond
4.88%, 2/25/2020 (a)	200,000	208,168
South Africa Government International Bond
6.88%, 5/27/2019	200,000	211,582
5.88%, 5/30/2022	100,000	108,880
Sri Lanka Government International Bond
6.25%, 10/4/2020 (a)	200,000	211,318
Turkey Government International Bond
7.50%, 11/7/2019	200,000	214,956
7.00%, 6/5/2020	140,000	150,710
5.13%, 3/25/2022	200,000	206,242
Ukraine Government International Bond
7.75%, 9/1/2021 (a)	230,000	244,953
Total Foreign Government Securities (Cost $8,006,944)		7,967,884
Corporate Bonds — 29.5%
Banks — 9.8%
Banco do Brasil SA
5.38%, 1/15/2021 (a)	100,000	103,300
Korea Development Bank (The)
2.50%, 3/11/2020	200,000	198,860
4.63%, 11/16/2021	200,000	212,856
QNB Finance Ltd.
2.13%, 9/7/2021 (a)	200,000	190,065
Russian Agricultural Bank OJSC
7.75%, 5/29/2018 (a)	100,000	102,420
Sberbank of Russia
6.13%, 2/7/2022 (a)	200,000	218,813

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 71

Investments	Principal Amount	Value
Corporate Bonds (continued)
VTB Bank OJSC
6.55%, 10/13/2020 (a)	$100,000	$109,000
		1,135,314
Diversified Financial Services — 3.7%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/2020	200,000	210,400
Gazprom OAO
6.00%, 1/23/2021 (a)	200,000	215,219
		425,619
Electric Utilities — 1.9%
Majapahit Holding BV 8.00%, 8/7/2019 (a)	200,000	217,500
Metals & Mining — 0.9%
Corp. Nacional del Cobre de Chile 3.75%, 11/4/2020 (a)	100,000	103,290
Oil, Gas & Consumable Fuels — 12.3%
KazMunayGas National Co. JSC
6.38%, 4/9/2021 (a)	200,000	218,752
Petrobras Global Finance BV
5.75%, 1/20/2020	115,000	120,233
4.88%, 3/17/2020	160,000	164,400
5.38%, 1/27/2021	100,000	104,000
8.38%, 5/23/2021	120,000	136,383
Petroleos Mexicanos
6.00%, 3/5/2020	117,000	124,780
3.50%, 7/23/2020	80,000	81,285
6.38%, 2/4/2021 (a)	70,000	76,475
4.88%, 1/24/2022	200,000	209,098
5.38%, 3/13/2022 (a)	180,000	192,420
		1,427,826
Real Estate Management & Development — 0.9%
Qatari Diar Finance Co.
5.00%, 7/21/2020 (a)	100,000	104,881
Total Corporate Bonds (Cost $3,371,701)		3,414,430
Investments	Principal Amount	Value
Short-Term Investments — 0.7%
Repurchase Agreements (b) — 0.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $86,527 (Cost $86,525)	$86,525	$86,525
Total Investments — 99.1% (Cost $11,465,170)		11,468,839
Other assets less liabilities — 0.9%		98,687
Net Assets — 100.0%		$11,567,526

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $5,760,544 or 49.80% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

OJSC  Open Joint Stock Company

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,731
Aggregate gross unrealized depreciation	(106,062)
Net unrealized appreciation	$3,669
Federal income tax cost	$11,465,170

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2017:

Brazil	9.3%
Russia	9.2%
Indonesia	9.2%
South Korea	9.0%
Mexico	8.6%
Qatar	7.1%
Turkey	7.0%
Argentina	5.0%
Lebanon	3.5%

See accompanying notes to the financial statements.

72 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Poland	3.2%
South Africa	2.8%
Hungary	2.6%
Philippines	2.5%
Lithuania	2.4%
Colombia	2.2%
Ukraine	2.1%
Kazakhstan	1.9%
Croatia	1.9%
Sri Lanka	1.8%
Serbia	1.8%
Chile	1.8%
Pakistan	1.8%
Panama	0.9%
Romania	0.8%
Other[1]	1.6%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 73

STATEMENTS OF ASSETS AND LIABILITIES

74 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	CDS Short North American HY Credit ETF	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF	Hedge Replication ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$3,182,497	$9,829,148	$36,328,494	$16,691,137	$10,369,257	$37,670,447
Securities, at value	—	—	38,737,080	17,831,170	10,355,910	31,868,083
Repurchase Agreements, at value	3,182,497	9,829,148	52,093	45,117	—	6,372,760
Cash	—	689,910	—	—	—	922
Foreign cash	—	—	66,266 †	—	2,187 ††	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	50,820
Segregated cash balances with custodian for swap agreements	—	1,390,000	—	—	—	1,291,000
Segregated cash balance with brokers for centrally cleared swap agreements	90,924	—	—	—	—	—
Dividends and interest receivable	86	265	87,564	32,929	102,671	5,645
Receivable for investments sold	—	—	—	3,324,953	—	808
Receivable for capital shares issued	—	886,719	—	3,324,108	—	—
Receivable from Advisor	3,464	—	—	—	5,103	7,433
Reclaims receivable	—	—	4,212	—	18,568	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	68,149
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	355	—	—	—	403	935
Total Assets	3,277,326	12,796,042	38,947,215	24,558,277	10,484,842	39,666,555
LIABILITIES:
Cash overdraft	8	—	1	—	57,016	—
Payable for investments purchased	—	—	—	3,324,953	—	292
Payable for capital shares redeemed	—	—	—	3,324,108	—	—
Advisory fees payable	—	3,018	14,238	5,014	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	648	—	—	—	344	2,740
Administration fees payable	7,709	—	—	—	15,673	17,467
Trustee fees payable	37	9	245	119	66	258
Compliance services fees payable	1	2	160	44	52	134
Listing, Data and related fees payable	—	—	—	—	12,541	19,245
Professional fees payable	8,677	2	53	21	4,786	9,055
Payable for variation margin on centrally cleared swap agreements	3,651	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	10,693
Unrealized depreciation on non-exchange traded swap agreements	—	1,265,640	—	—	—	143,286
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Other liabilities	723	—	—	—	1,346	2,632
Total Liabilities	21,454	1,268,671	14,697	6,654,259	91,824	205,802
NET ASSETS	$3,255,872	$11,527,371	$38,932,518	$17,904,018	$10,393,018	$39,460,753
NET ASSETS CONSIST OF:
Paid in Capital	$4,418,787	$12,791,761	$37,357,149	$16,078,363	$10,566,052	$35,587,814
Accumulated undistributed net investment income (loss)	527,921	1,250	(541,955)	40,543	(58,784)	(259,937)
Accumulated net realized gains (losses) on investments	(1,639,384)	—	(343,740)	599,962	(104,703)	3,629,161
Net unrealized appreciation (depreciation) on:
Investments	—	—	2,460,679	1,185,150	(13,347)	570,396
Futures contracts	—	—	—	—	—	8,456
Non-exchange traded swap agreements	—	(1,265,640)	—	—	—	(75,137)
Centrally cleared swap agreements	(51,452)	—	—	—	—	—
Foreign currency transactions	—	—	385	—	3,800	—
NET ASSETS	$3,255,872	$11,527,371	$38,932,518	$17,904,018	$10,393,018	$39,460,753
Shares (unlimited number of shares authorized, no par value)	100,001	325,001	900,001	400,001	250,001	875,000
Net Asset Value	$32.56	$35.47	$43.26	$44.76	$41.57	$45.10

†  Cost of $65,981.

††  Cost of $2,140.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 75

	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(1)	Large Cap Core Plus	Long Online/ Short Stores ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$137,137,954	$6,357,170	$373,567,404	$4,734,791	$606,514,385	$10,867,183
Securities, at value	134,770,905	6,129,439	374,561,028	—	645,256,981	10,907,504
Repurchase Agreements, at value	954,738	328,097	8,066,293	4,734,791	30,983,881	142,191
Cash	32	—	21,600	500,019	36,318	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	805,195	—	5,967,390	236,363	—	—
Segregated cash balances with custodian for swap agreements	—	364,000	—	—	25,040,216	360,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2,304,172	15,737	3,760,536	128	1,334,861	4
Receivable for investments sold	4,212,311	—	6,414,299	—	—	1,306,916
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	8,787	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	311,069	—	1,152,593	9,552	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	337,693	—	—	7,470,781	10,167
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	—	1,037	—	—	—	—
Total Assets	143,358,422	7,184,790	399,943,739	5,480,853	710,123,038	12,726,782
LIABILITIES:
Cash overdraft	—	17,266	—	—	—	—
Payable for investments purchased	2,191,426	—	7,785,777	126	2,005,356	506,962
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	58,873	—	95,190	2,898	253,217	3,091
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	—	452	—	—	—	—
Administration fees payable	—	16,687	—	—	—	—
Trustee fees payable	1,035	265	2,576	19	4,310	9
Compliance services fees payable	613	246	1,565	10	2,653	3
Listing, Data and related fees payable	—	2,494	—	—	—	—
Professional fees payable	202	9,128	515	2	839	2
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	212,199	—	—	5,746,076	689,088
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Other liabilities	—	4,600	—	—	—	—
Total Liabilities	2,252,149	263,337	7,885,623	3,055	8,012,451	1,199,155
NET ASSETS	$141,106,273	$6,921,453	$392,058,116	$5,477,798	$702,110,587	$11,527,627
NET ASSETS CONSIST OF:
Paid in Capital	$167,579,741	$11,404,195	$397,788,990	$4,937,053	$537,691,880	$12,010,767
Accumulated undistributed net investment income (loss)	677,731	58,191	1,115,024	(6,025)	2,211,886	(2,715)
Accumulated net realized gains (losses) on investments	(26,267,585)	(4,766,793)	(19,083,155)	(73,724)	90,755,639	15,984
Net unrealized appreciation (depreciation) on:
Investments	(1,412,311)	100,366	9,059,917	—	69,726,477	182,512
Futures contracts	528,697	—	3,177,340	620,494	—	—
Non-exchange traded swap agreements	—	125,494	—	—	1,724,705	(678,921)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$141,106,273	$6,921,453	$392,058,116	$5,477,798	$702,110,587	$11,527,627
Shares (unlimited number of shares authorized, no par value)	2,075,001	250,001	5,100,001	250,001	10,650,000	300,001
Net Asset Value	$68.00	$27.69	$76.87	$21.91	$65.93	$38.43

(1)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

76 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Managed Futures Strategy ETF(1)	Merger ETF	Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF	MSCI Europe Dividend Growers ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$4,679,082	$4,648,966	$13,155,549	(2)	$90,380,162		$13,804,999	$6,977,900
Securities, at value	—	3,904,303	13,171,368	(3)	97,588,522		14,729,548	7,229,779
Repurchase Agreements, at value	4,679,082	789,799	70,771		117,524		584,237	5,859
Cash	167,505	18	—		—		—	—
Foreign cash	—	11,233 †	—		199,958	††	14,253 †††	11,270	††††
Segregated cash balances with brokers for futures contracts	148,245	—	—		—		—	—
Segregated cash balances with custodian for swap agreements	—	10,434	—		—		—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—		—		—	—
Dividends and interest receivable	126	3,093	2		115,051		5,500	2,817
Receivable for investments sold	—	264,584	—		12,884,894		3,885,811	896,503
Receivable for capital shares issued	—	—	—		1,916,721		1,385,754	—
Receivable from Advisor	—	7,013	6,696		—		—	—
Reclaims receivable	—	973	—		85,083		—	15,508
Other receivable	—	—	—		—		3,333	—
Receivable for variation margin on futures contracts	9,246	—	—		—		—	—
Unrealized appreciation on non-exchange traded swap agreements	—	765	—		—		—	—
Unrealized appreciation on forward foreign currency contracts	—	232	—		—		—	—
Prepaid expenses	—	337	402		—		—	—
Total Assets	5,004,204	4,992,784	13,249,239		112,907,753		20,608,436	8,161,736
LIABILITIES:
Cash overdraft	—	—	—		—		553,099	—
Payable for investments purchased	—	403,762	—		15,142,008		4,827,933	923,726
Payable for capital shares redeemed	—	—	—		—		—	—
Advisory fees payable	3,079	—	—		38,227		6,752	3,638
Management Services fees payable	—	—	—		—		—	—
Custodian fees payable	—	1,041	210		—		—	—
Administration fees payable	—	15,701	5,290		—		—	—
Trustee fees payable	30	28	99		583		78	63
Compliance services fees payable	15	3	56		297		43	23
Listing, Data and related fees payable	—	12,580	55,030		—		—	—
Professional fees payable	4	6,678	8,844		99		13	8
Payable for variation margin on centrally cleared swap agreements	—	—	—		—		—	—
Payable for variation margin on futures contracts	—	—	—		—		—	—
Unrealized depreciation on non-exchange traded swap agreements	—	39,226	—		—		—	—
Unrealized depreciation on forward foreign currency contracts	—	13,352	—		—		—	—
Other liabilities	—	412	4,132		—		—	—
Total Liabilities	3,128	492,783	73,661		15,181,214		5,387,918	927,458
NET ASSETS	$5,001,076	$4,500,001	$13,175,578		$97,726,539		$15,220,518	$7,234,278
NET ASSETS CONSIST OF:
Paid in Capital	$5,047,941	$5,086,247	$14,328,839		$92,906,854		$13,561,468	$7,188,403
Accumulated undistributed net investment income (loss)	(22,986)	(4,708)	1,333		138,676		(148,462)	6,999
Accumulated net realized gains (losses) on investments	(38,543)	(575,102)	(1,241,184)		(2,650,720)		308,093	(219,474)
Net unrealized appreciation (depreciation) on:
Investments	—	45,136	86,590		7,325,884		1,508,786	257,738
Futures contracts	14,664	—	—		—		—	—
Non-exchange traded swap agreements	—	(38,461)	—		—		—	—
Centrally cleared swap agreements	—	—	—		—		—	—
Foreign currency transactions	—	(13,111)	—		5,845		(9,367)	612
NET ASSETS	$5,001,076	$4,500,001	$13,175,578		$97,726,539		$15,220,518	$7,234,278
Shares (unlimited number of shares authorized, no par value)	125,001	125,001	340,001		2,550,001		275,001	175,001
Net Asset Value	$40.01	$36.00	$38.75		$38.32		$55.35	$41.34

(1)  Consolidated Statement of Assets and Liabilities.

(2)  Includes investments in affiliated Underlying ETFs (Cost $13,084,778).

(3)  Includes investments in affiliated Underlying ETFs (Value $13,171,368).

†  Cost of $11,195.

††  Cost of $196,214.

†††  Cost of $14,123.

††††  Cost of $11,160.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 77

	RAFI® Long/Short	Russell 2000 Dividend Growers ETF	S&P 500 Dividend Aristocrats ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$15,548,997	$431,796,558	$2,945,006,180	$5,653,575	$1,337,379	$1,365,100
Securities, at value	18,848,449	464,075,237	3,418,888,379	6,896,853	1,337,853	1,377,946
Repurchase Agreements, at value	1,274,577	561,540	577,782	23,160	3,715	4,806
Cash	—	—	—	—	—	4
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	67,236	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	50,327	1,111,138	8,729,823	13,707	3,042	2,997
Receivable for investments sold	103	—	—	—	—	—
Receivable for capital shares issued	—	—	15,741,913	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	57,292	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	969	—	—	—	—	—
Total Assets	20,298,953	465,747,915	3,443,937,897	6,933,720	1,344,610	1,385,753
LIABILITIES:
Cash overdraft	2	—	856	—	—	—
Payable for investments purchased	—	—	15,733,508	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,092	147,681	938,010	1,502	292	300
Management Services fees payable	1,610	—	—	—	—	—
Custodian fees payable	12,074	—	—	—	—	—
Administration fees payable	16,204	—	—	—	—	—
Trustee fees payable	104	2,795	19,674	28	9	8
Compliance services fees payable	79	2,020	11,403	10	2	3
Listing, Data and related fees payable	15,312	—	—	—	—	—
Professional fees payable	8,896	608	3,750	2	1	1
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	540,321	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Other liabilities	8,581	—	—	—	—	—
Total Liabilities	604,275	153,104	16,707,201	1,542	304	312
NET ASSETS	$19,694,678	$465,594,811	$3,427,230,696	$6,932,178	$1,344,306	$1,385,441
NET ASSETS CONSIST OF:
Paid in Capital	$36,129,942	$398,459,939	$2,836,350,368	$5,016,932	$1,141,477	$1,100,686
Accumulated undistributed net investment income (loss)	180,058	1,774,241	15,018,431	21,889	5,093	5,672
Accumulated net realized gains (losses) on investments	(20,706,322)	32,520,412	101,401,916	626,919	193,547	261,431
Net unrealized appreciation (depreciation) on:
Investments	4,574,029	32,840,219	474,459,981	1,266,438	4,189	17,652
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(483,029)	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$19,694,678	$465,594,811	$3,427,230,696	$6,932,178	$1,344,306	$1,385,441
Shares (unlimited number of shares authorized, no par value)	525,000	8,050,001	54,350,001	125,001	25,001	25,001
Net Asset Value	$37.51	$57.84	$63.06	$55.46	$53.77	$55.42

See accompanying notes to the financial statements.

78 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P 500® Ex-Technology ETF	S&P MidCap 400 Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$2,373,052	$413,810,276	$11,465,170
Securities, at value	2,569,447	439,611,522	11,382,314
Repurchase Agreements, at value	3,371	455,958	86,525
Cash	—	—	—
Foreign cash	—	—	—
Segregated cash balances with
brokers for futures contracts	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—
Dividends and interest receivable	5,909	836,276	148,342
Receivable for investments sold	—	1,371,852	619,001
Receivable for capital shares issued	—	—	—
Receivable from Advisor	—	—	3,984
Reclaims receivable	—	—	—
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Prepaid expenses	—	—	370
Total Assets	2,578,727	442,275,608	12,240,536
LIABILITIES:
Cash overdraft	—	—	2
Payable for investments purchased	—	—	643,390
Payable for capital shares redeemed	—	1,372,524	—
Advisory fees payable	490	140,118	—
Management Services fees payable	—	—	—
Custodian fees payable	—	—	195
Administration fees payable	—	—	17,602
Trustee fees payable	8	2,605	66
Compliance services fees payable	—	2,027	32
Listing, Data and related fees payable	—	—	1,943
Professional fees payable	1	621	8,764
Payable for variation margin on centrally cleared swap agreements	—	—	—
Payable for variation margin on futures contracts	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Other liabilities	—	—	1,016
Total Liabilities	499	1,517,895	673,010
NET ASSETS	$2,578,228	$440,757,713	$11,567,526
NET ASSETS CONSIST OF:
Paid in Capital	$2,335,590	$383,442,581	$11,877,248
Accumulated undistributed net investment income (loss)	8,344	1,315,279	12,922
Accumulated net realized gains (losses) on investments	34,528	29,742,649	(326,313)
Net unrealized appreciation (depreciation) on:
Investments	199,766	26,257,204	3,669
Futures contracts	—	—	—
Non-exchange traded swap agreements	—	—	—
Centrally cleared swap agreements	—	—	—
Foreign currency transactions	—	—	—
NET ASSETS	$2,578,228	$440,757,713	$11,567,526
Shares (unlimited number of shares authorized, no par value)	50,001	8,000,001	150,001
Net Asset Value	$51.56	$55.09	$77.12
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 79

STATEMENTS OF OPERATIONS

80 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	CDS Short North American HY Credit ETF	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF	Hedge Replication ETF
	Six Months Ended November 30, 2017	November 14, 2017* through November 30, 2017	Six Months Ended November 30, 2017	July 24, 2017* through November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$619,858	$112,943	$519,251	$35,019
Interest	19,837	4,282	854	136	17	159,172
Foreign withholding tax on income	—	—	(35,150)	—	(5,401)	(3)
Total Investment Income	19,837	4,282	585,562	113,079	513,867	194,188
EXPENSES:
Advisory fees (Note 4)	13,607	3,018	88,207	19,555	27,450	150,918
Management Services fees (Note 4)	2,093	—	—	—	5,490	20,122
Professional fees	8,681	2	103	29	8,757	9,147
Administration fees (Note 5)	15,231	—	—	—	31,195	34,673
Custodian fees (Note 6)	1,141	—	—	—	2,591	59,149
Printing and Shareholder reports	356	—	—	—	676	1,752
Listing, Data and related fees (Note 7)	1,927	—	—	—	16,968	64,802
Trustees fees (Note 8)	63	9	514	140	145	512
Compliance services fees (Note 4)	21	3	135	44	35	142
Other fees	2,060	—	—	—	2,198	2,863
Total Gross Expenses before fees waived and/or reimbursed	45,180	3,032	88,959	19,768	95,505	344,080
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,715)	—	—	—	(62,571)	(152,890)
Total Net Expenses	10,465	3,032	88,959	19,768	32,934	191,190
Net Investment Income (Loss)	9,372	1,250	496,603	93,311	480,933	2,998
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(278)	—	533,133	(8,839)	269,616	32,039
Expiration or closing of futures contracts	—	—	—	—	—	(460,924)
Expiration or closing of non-exchange traded swap agreements	26,219	—	—	—	—	3,248,292
Expiration or closing of centrally cleared swap agreements	(161,239)	—	—	—	—	—
In-kind redemptions of investments	—	—	929,484	608,801	161,441	423,122
Foreign currency transactions	—	—	5,408	—	1,645	—
Settlement of forward foreign currency contracts	—	—	—	—	—	—
Net realized gain (loss)	(135,298)	—	1,468,025	599,962	432,702	3,242,529
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	(1,082,646)	1,185,150	(621,251)	172,818
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	221,381
Non-exchange traded swap agreements	—	(1,265,640)	—	—	—	(2,672,618)
Centrally cleared swap agreements	17,067	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	—
Foreign currency translations	—	—	1,183	—	3,924	—
Change in net unrealized appreciation/depreciation	17,067	(1,265,640)	(1,081,463)	1,185,150	(617,327)	(2,278,419)
Net realized and unrealized gain (loss)	(118,231)	(1,265,640)	386,562	1,785,112	(184,625)	964,110
Change in Net Assets Resulting from Operations	$(108,859)	$(1,264,390)	$883,165	$1,878,423	$296,308	$967,108

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 81

	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(1)	Large Cap Core Plus	Long Online/ Short Stores ETF
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	November 14, 2017* through November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$6,787,321	$—
Interest	4,545,483	431,209	6,596,775	16,283	81,947	389
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	4,545,483	431,209	6,596,775	16,283	6,869,268	389
EXPENSES:
Advisory fees (Note 4)	370,733	110,303	521,408	12,258	1,489,017	3,091
Management Services fees (Note 4)	—	20,055	—	—	—	—
Professional fees	383	9,189	850	10	1,749	2
Administration fees (Note 5)	—	35,455	—	—	—	—
Custodian fees (Note 6)	—	1,569	—	—	—	—
Printing and Shareholder reports	—	4,520	—	—	—	—
Listing, Data and related fees (Note 7)	—	14,461	—	—	—	—
Trustees fees (Note 8)	1,892	564	4,203	48	8,604	8
Compliance services fees (Note 4)	500	128	1,080	14	2,285	3
Other fees	—	3,367	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	373,508	199,611	527,541	12,330	1,501,655	3,104
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(139,455)	—	—	—	—
Total Net Expenses	373,508	60,156	527,541	12,330	1,501,655	3,104
Net Investment Income (Loss)	4,171,975	371,053	6,069,234	3,953	5,367,613	(2,715)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	288,963	(34,635)	1,291,297	—	11,034,572	15,984
Expiration or closing of futures contracts	873,839	—	(1,932,699)	15,377	—	—
Expiration or closing of non-exchange traded swap agreements	—	(3,355,381)	—	—	19,854,200	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	(124,327)	466,692	—	42,415,155	—
Foreign currency transactions	—	—	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—	—	—
Net realized gain (loss)	1,162,802	(3,514,343)	(174,710)	15,377	73,303,927	15,984
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(3,222,325)	540,464	1,548,569	—	4,500,054	182,512
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	598,328	—	3,690,227	556,133	—	—
Non-exchange traded swap agreements	—	2,239,675	—	—	(10,705,929)	(678,921)
Centrally cleared swap agreements	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,623,997)	2,780,139	5,238,796	556,133	(6,205,875)	(496,409)
Net realized and unrealized gain (loss)	(1,461,195)	(734,204)	5,064,086	571,510	67,098,052	(480,425)
Change in Net Assets Resulting from Operations	$2,710,780	$(363,151)	$11,133,320	$575,463	$72,465,665	$(483,140)

*  Commencement of investment operations.

(1)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

82 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Managed Futures Strategy ETF(1)	Merger ETF	Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF	MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017		Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$22,824	$198,858	(2)	$859,793	$184,733	$95,283
Income from non-cash dividends	—	3,149	—		—	—	—
Interest	23,813	3,213	346		509	355	61
Foreign withholding tax on income	—	(531)	—		(41,317)	(19,745)	(4,463)
Total Investment Income	23,813	28,655	199,204		818,985	165,343	90,881
EXPENSES:
Advisory fees (Note 4)	19,418	14,485	5,080		199,097	35,678	24,823
Management Services fees (Note 4)	—	1,931	7,258		—	—	—
Professional fees	14	8,670	8,805		195	30	25
Administration fees (Note 5)	—	31,217	10,429		—	—	—
Custodian fees (Note 6)	—	2,059	440		—	—	—
Printing and Shareholder reports	—	219	2,245		—	—	—
Listing, Data and related fees (Note 7)	—	16,968	32,009		—	—	—
Trustees fees (Note 8)	67	51	193		961	146	120
Compliance services fees (Note 4)	19	17	53		261	40	36
Other fees	—	2,063	2,233		—	—	—
Total Gross Expenses before fees waived and/or reimbursed	19,518	77,680	68,745		200,514	35,894	25,004
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(63,195)	(53,115)		—	—	—
Total Net Expenses	19,518	14,485	15,630		200,514	35,894	25,004
Net Investment Income (Loss)	4,295	14,170	183,574		618,471	129,449	65,877
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	89,345	126,139	(223,765	)(3)	(82,515)	270,951	(104,001)
Expiration or closing of futures contracts	(147,369)	—	—		—	—	—
Expiration or closing of non-exchange traded swap agreements	—	(462,256)	—		—	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—		—	—	—
In-kind redemptions of investments	—	—	194,822	(3)	—	190,209	240,943
Foreign currency transactions	—	1,640	—		3,046	152	322
Settlement of forward foreign currency contracts	—	(9,554)	—		—	—	—
Net realized gain (loss)	(58,024)	(344,031)	(28,943)		(79,469)	461,312	137,264
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	7,803	—		3,536,226	229,994	(64,669)
Investments in Affiliated Underlying Funds	—	—	(155,995)		—	—	—
Futures contracts	(82,922)	—	—		—	—	—
Non-exchange traded swap agreements	—	374,908	—		—	—	—
Centrally cleared swap agreements	—	—	—		—	—	—
Forward foreign currency contracts	—	(7,811)	—		—	—	—
Foreign currency translations	—	(49)	—		2,495	(10,451)	330
Change in net unrealized appreciation/depreciation	(82,922)	374,851	(155,995)		3,538,721	219,543	(64,339)
Net realized and unrealized gain (loss)	(140,946)	30,820	(184,938)		3,459,252	680,855	72,925
Change in Net Assets Resulting from Operations	$(136,651)	$44,990	$(1,364)		$4,077,723	$810,304	$138,802

(1)  Consolidated Statement of Operations.

(2)  Amount represents dividend income received from affiliated Underlying ETFs of $198,858.

(3)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(28,943) and distributions of realized gain received from affiliated Underlying ETFs of $0.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 83

	RAFI® Long/Short	Russell 2000 Dividend Growers ETF	S&P 500 Dividend Aristocrats ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$256,547	$5,352,998	$39,205,742	$63,507	$13,278	$13,853
Interest	24,243	5,471	13,831	106	22	25
Foreign withholding tax on income	(6)	—	—	—	—	—
Total Investment Income	280,784	5,358,469	39,219,573	63,613	13,300	13,878
EXPENSES:
Advisory fees (Note 4)	81,965	881,454	5,476,760	8,830	1,748	1,789
Management Services fees (Note 4)	10,929	—	—	—	—	—
Professional fees	8,940	1,149	8,171	19	4	4
Administration fees (Note 5)	32,260	—	—	—	—	—
Custodian fees (Note 6)	17,446	—	—	—	—	—
Printing and Shareholder reports	4,024	—	—	—	—	—
Listing, Data and related fees (Note 7)	23,013	—	—	—	—	—
Trustees fees (Note 8)	326	5,707	40,360	92	17	17
Compliance services fees (Note 4)	87	1,434	10,919	28	6	6
Other fees	2,630	—	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	181,620	889,744	5,536,210	8,969	1,775	1,816

LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(77,802)	—	—	—	—	—

Total Net Expenses	103,818	889,744	5,536,210	8,969	1,775	1,816

Net Investment Income (Loss)	176,966	4,468,725	33,683,363	54,644	11,525	12,062

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	507,988	1,947,349	3,330,477	16,158	(227)	1,646
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(5,823,499)	—	—	—	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	1,037,480	21,784,047	88,253,135	—	217,963	248,350
Foreign currency transactions	—	—	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—	—	—

Net realized gain (loss)	(4,278,031)	23,731,396	91,583,612	16,158	217,736	249,996

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	340,344	11,964,274	199,570,926	611,435	(99,934)	(115,089)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	3,739,804	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—

Change in net unrealized appreciation/depreciation	4,080,148	11,964,274	199,570,926	611,435	(99,934)	(115,089)

Net realized and unrealized gain (loss)	(197,883)	35,695,670	291,154,538	627,593	117,802	134,907

Change in Net Assets Resulting from Operations	$(20,917)	$40,164,395	$324,837,901	$682,237	$129,327	$146,969

See accompanying notes to the financial statements.

84 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Ex-Technology ETF	S&P MidCap 400 Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$16,478	$4,592,202	$—
Interest	18	4,390	167,268
Foreign withholding tax on income	—	—	(147)
Total Investment Income	16,496	4,596,592	167,121
EXPENSES:
Advisory fees (Note 4)	1,869	844,940	24,105
Management Services fees (Note 4)	—	—	4,821
Professional fees	4	1,063	8,745
Administration fees (Note 5)	—	—	35,609
Custodian fees (Note 6)	—	—	318
Printing and Shareholder reports	—	—	598
Listing, Data and related fees (Note 7)	—	—	4,338
Trustees fees (Note 8)	17	5,302	125
Compliance services fees (Note 4)	6	1,297	35
Other fees	—	—	2,121
Total Gross Expenses before fees waived and/or reimbursed	1,896	852,602	80,815
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(56,712)
Total Net Expenses	1,896	852,602	24,103
Net Investment Income (Loss)	14,600	3,743,990	143,018
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	2,539	2,200,262	(22,562)
Expiration or closing of futures contracts	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	—	—
Expiration or closing of centrally cleared swap agreements	—	—	—
In-kind redemptions of investments	—	23,249,678	—
Foreign currency transactions	—	—	—
Settlement of forward foreign currency contracts	—	—	—
Net realized gain (loss)	2,539	25,449,940	(22,562)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	135,880	4,140,086	(120,980)
Investments in Affiliated Underlying Funds	—	—	—
Futures contracts	—	—	—
Non-exchange traded swap agreements	—	—	—
Centrally cleared swap agreements	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	—	—	—
Change in net unrealized appreciation/depreciation	135,880	4,140,086	(120,980)
Net realized and unrealized gain (loss)	138,419	29,590,026	(143,542)
Change in Net Assets Resulting from Operations	$153,019	$33,334,016	$(524)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 85

STATEMENTS OF CHANGES IN NET ASSETS

86 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	CDS Short North American HY Credit ETF		Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	November 14, 2017* through November 30, 2017 (Unaudited)	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,372	$(14,846)	$1,250	$496,603	$1,068,268
Net realized gain (loss)	(135,298)	(883,396)	—	1,468,025	(847,614)
Change in net unrealized appreciation/depreciation	17,067	15,627	(1,265,640)	(1,081,463)	4,389,217
Change in Net Assets Resulting from Operations	(108,859)	(882,615)	(1,264,390)	883,165	4,609,871
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(835,496)	(880,258)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	(835,496)	(880,258)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,654,438	164,951,323	12,791,761	1,086,699	9,942,427
Cost of shares redeemed	(1,626,064)	(164,412,931)	—	(4,261,658)	—
Change in net assets resulting from capital transactions	28,374	538,392	12,791,761	(3,174,959)	9,942,427
Change in net assets	(80,485)	(344,223)	11,527,371	(3,127,290)	13,672,040
NET ASSETS:
Beginning of period	$3,336,357	$3,680,580	$—	$42,059,808	$28,387,768
End of period	$3,255,872	$3,336,357	$11,527,371	$38,932,518	$42,059,808
Accumulated undistributed net investment income (loss) included in end of period net assets	$527,921	$518,549	$1,250	$(541,955)	$(203,062)
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	—	975,001	725,001
Issued	50,000	4,650,000	325,001	—	—
Issued in-kind	—	—	—	25,000	250,000
Redeemed	(50,000)	(4,650,000)	—	—	—
Redemption in-kind	—	—	—	(100,000)	—
Shares outstanding, end of period	100,001	100,001	325,001	900,001	975,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 87

	Equities for Rising Rates ETF	Global Listed Private Equity ETF		Hedge Replication ETF
	July 24, 2017* through November 30, 2017 (Unaudited)	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$93,311	$480,933	$858,766	$2,998	$(154,644)
Net realized gain (loss)	599,962	432,702	264,990	3,242,529	72,943
Change in net unrealized appreciation/depreciation	1,185,150	(617,327)	883,767	(2,278,419)	1,635,370
Change in Net Assets Resulting from Operations	1,878,423	296,308	2,007,523	967,108	1,553,669
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,768)	(703,503)	(329,478)	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	(129,777)	—	—
Total distributions	(52,768)	(703,503)	(459,255)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	22,620,353	—	6,691,421	10,005,545	9,769,519
Cost of shares redeemed	(6,541,990)	(1,081,595)	(5,857,004)	(11,137,583)	(8,456,042)
Change in net assets resulting from capital transactions	16,078,363	(1,081,595)	834,417	(1,132,038)	1,313,477
Change in net assets	17,904,018	(1,488,790)	2,382,685	(164,930)	2,867,146
NET ASSETS:
Beginning of period	$—	$11,881,808	$9,499,123	$39,625,683	$36,758,537
End of period	$17,904,018	$10,393,018	$11,881,808	$39,460,753	$39,625,683
Accumulated undistributed net investment income (loss) included in end of period net assets	$40,543	$(58,784)	$163,786	$(259,937)	$(262,935)
SHARE TRANSACTIONS:
Beginning of period	—	275,001	250,001	900,000	875,000
Issued	25,001	—	—	150,000	100,000
Issued in-kind	525,000	—	175,000	75,000	125,000
Redeemed	—	—	—	—	(100,000)
Redemption in-kind	(150,000)	(25,000)	(150,000)	(250,000)	(100,000)
Shares outstanding, end of period	400,001	250,001	275,001	875,000	900,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

88 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	High Yield-Interest Rate Hedged		Inflation Expectations ETF		Investment Grade-Interest Rate Hedged
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,171,975	$5,827,651	$371,053	$575,461	$6,069,234	$5,928,264
Net realized gain (loss)	1,162,802	(1,956,490)	(3,514,343)	297,488	(174,710)	(724,389)
Change in net unrealized appreciation/depreciation	(2,623,997)	7,267,041	2,780,139	(2,586,364)	5,238,796	4,386,664
Change in Net Assets Resulting from Operations	2,710,780	11,138,202	(363,151)	(1,713,415)	11,133,320	9,590,539
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,136,630)	(5,463,168)	(666,171)	(230,822)	(5,786,048)	(5,422,306)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(4,136,630)	(5,463,168)	(666,171)	(230,822)	(5,786,048)	(5,422,306)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,588,009	46,321,425	6,115,090	55,523,874	100,845,888	171,893,698
Cost of shares redeemed	(18,669,198)	—	(55,176,639)	—	(9,561,113)	—
Change in net assets resulting from capital transactions	1,918,811	46,321,425	(49,061,549)	55,523,874	91,284,775	171,893,698
Change in net assets	492,961	51,996,459	(50,090,871)	53,579,637	96,632,047	176,061,931
NET ASSETS:
Beginning of period	$140,613,312	$88,616,853	$57,012,324	$3,432,687	$295,426,069	$119,364,138
End of period	$141,106,273	$140,613,312	$6,921,453	$57,012,324	$392,058,116	$295,426,069
Accumulated undistributed net investment income (loss) included in end of period net assets	$677,731	$642,386	$58,191	$353,309	$1,115,024	$831,838
SHARE TRANSACTIONS:
Beginning of period	2,050,001	1,375,001	2,050,001	125,001	3,900,001	1,625,001
Issued	50,000	425,000	225,000	850,000	—	400,000
Issued in-kind	250,000	250,000	—	1,075,000	1,325,000	1,875,000
Redeemed	(275,000)	—	(350,000)	—	—	—
Redemption in-kind	—	—	(1,675,000)	—	(125,000)	—
Shares outstanding, end of period	2,075,001	2,050,001	250,001	2,050,001	5,100,001	3,900,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 89

	K-1 Free Crude Oil Strategy ETF(1)		Large Cap Core Plus		Long Online/ Short Stores ETF
	Six Months Ended November 30, 2017 (Unaudited)	September 26, 2016* through May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	November 14, 2017* through November 30, 2017 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,953	$(9,978)	$5,367,613	$7,831,895	$(2,715)
Net realized gain (loss)	15,377	(89,101)	73,303,927	15,891,229	15,984
Change in net unrealized appreciation/depreciation	556,133	64,361	(6,205,875)	62,139,964	(496,409)
Change in Net Assets Resulting from Operations	575,463	(34,718)	72,465,665	85,863,088	(483,140)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(5,245,128)	(6,837,654)	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	(5,245,128)	(6,837,654)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,908,075	11,456,709	194,783,732	217,613,233	12,010,767
Cost of shares redeemed	(845,724)	(8,582,007)	(206,555,715)	(40,627,335)	—
Change in net assets resulting from capital transactions	2,062,351	2,874,702	(11,771,983)	176,985,898	12,010,767
Change in net assets	2,637,814	2,839,984	55,448,554	256,011,332	11,527,627
NET ASSETS:
Beginning of period	$2,839,984	$—	$646,662,033	$390,650,701	$—
End of period	$5,477,798	$2,839,984	$702,110,587	$646,662,033	$11,527,627
Accumulated undistributed net investment income (loss) included in end of period net assets	$(6,025)	$(9,978)	$2,211,886	$2,089,401	$(2,715)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	10,850,000	7,625,000	—
Issued	150,000	550,001	2,875,000	50,000	250,001
Issued in-kind	—	—	225,000	3,925,000	50,000
Redeemed	(50,000)	(400,000)	—	—	—
Redemption in-kind	—	—	(3,300,000)	(750,000)	—
Shares outstanding, end of period	250,001	150,001	10,650,000	10,850,000	300,001

*  Commencement of investment operations.

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

90 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Managed Futures Strategy ETF(1)		Merger ETF		Morningstar Alternatives Solution ETF
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,295	$(18,365)	$14,170	$13,599	$183,574	$197,950
Net realized gain (loss)	(58,024)	110,181	(344,031)	263,289	(28,943)	(78,070)
Change in net unrealized appreciation/depreciation	(82,922)	21,609	374,851	(431,193)	(155,995)	543,589
Change in Net Assets Resulting from Operations	(136,651)	113,425	44,990	(154,305)	(1,364)	663,469
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(12,604)	(26,701)	(181,017)	(229,708)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(8,253)
Total distributions	—	—	(12,604)	(26,701)	(181,017)	(237,961)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,991,458	15,142,668	1,792,280	—	—	6,595,345
Cost of shares redeemed	(11,990,366)	(16,085,225)	—	(4,486,790)	(8,183,659)	(7,304,728)
Change in net assets resulting from capital transactions	1,092	(942,557)	1,792,280	(4,486,790)	(8,183,659)	(709,383)
Change in net assets	(135,559)	(829,132)	1,824,666	(4,667,796)	(8,366,040)	(283,875)
NET ASSETS:
Beginning of period	$5,136,635	$5,965,767	$2,675,335	$7,343,131	$21,541,618	$21,825,493
End of period	$5,001,076	$5,136,635	$4,500,001	$2,675,335	$13,175,578	$21,541,618
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,986)	$(27,281)	$(4,708)	$(6,274)	$1,333	$(1,224)
SHARE TRANSACTIONS:
Beginning of period	125,001	150,001	75,001	200,001	550,001	570,001
Issued	300,000	375,000	—	—	—	—
Issued in-kind	—	—	50,000	—	—	170,000
Redeemed	(300,000)	(400,000)	—	—	—	—
Redemption in-kind	—	—	—	(125,000)	(210,000)	(190,000)
Shares outstanding, end of period	125,001	125,001	125,001	75,001	340,001	550,001

(1)  Consolidated Statement of Changes in Net Assets

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 91

	MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$618,471	$878,861	$129,449	$134,787	$65,877	$151,670
Net realized gain (loss)	(79,469)	(1,093,658)	461,312	110,709	137,264	(249,459)
Change in net unrealized appreciation/depreciation	3,538,721	4,385,607	219,543	963,486	(64,339)	396,551
Change in Net Assets Resulting from Operations	4,077,723	4,170,810	810,304	1,208,982	138,802	298,762
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(979,496)	(878,023)	(140,481)	(190,454)	(135,803)	(140,947)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(979,496)	(878,023)	(140,481)	(190,454)	(135,803)	(140,947)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	33,366,325	34,355,485	5,480,643	4,899,823	—	4,878,628
Cost of shares redeemed	—	(6,807,233)	(1,365,875)	(3,447,372)	(2,012,320)	(2,580,082)
Change in net assets resulting from capital transactions	33,366,325	27,548,252	4,114,768	1,452,451	(2,012,320)	2,298,546
Change in net assets	36,464,552	30,841,039	4,784,591	2,470,979	(2,009,321)	2,456,361
NET ASSETS:
Beginning of period	$61,261,987	$30,420,948	$10,435,927	$7,964,948	$9,243,599	$6,787,238
End of period	$97,726,539	$61,261,987	$15,220,518	$10,435,927	$7,234,278	$9,243,599
Accumulated undistributed net investment income (loss) included in end of period net assets	$138,676	$499,701	$(148,462)	$(137,430)	$6,999	$76,925
SHARE TRANSACTIONS:
Beginning of period	1,650,001	850,001	200,001	175,001	225,001	175,001
Issued	100,000	—	50,000	—	—	—
Issued in-kind	800,000	1,000,000	50,000	100,000	—	125,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(200,000)	(25,000)	(75,000)	(50,000)	(75,000)
Shares outstanding, end of period	2,550,001	1,650,001	275,001	200,001	175,001	225,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

92 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	RAFI® Long/Short		Russell 2000 Dividend Growers ETF		S&P 500 Dividend Aristocrats ETF
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$176,966	$533,796	$4,468,725	$4,819,957	$33,683,363	$55,212,495
Net realized gain (loss)	(4,278,031)	(2,001,448)	23,731,396	14,786,301	91,583,612	36,982,210
Change in net unrealized appreciation/depreciation	4,080,148	693,099	11,964,274	16,324,829	199,570,926	162,154,046
Change in Net Assets Resulting from Operations	(20,917)	(774,553)	40,164,395	35,931,087	324,837,901	254,348,751
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(189,348)	(487,744)	(4,039,376)	(3,669,667)	(28,728,460)	(51,965,250)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(189,348)	(487,744)	(4,039,376)	(3,669,667)	(28,728,460)	(51,965,250)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,007,004	165,704,239	369,332,643	497,040,614	1,119,090,052
Cost of shares redeemed	(5,669,706)	(16,229,083)	(146,625,560)	(76,292,199)	(373,982,825)	(231,745,883)
Change in net assets resulting from capital transactions	(5,669,706)	(14,222,079)	19,078,679	293,040,444	123,057,789	887,344,169
Change in net assets	(5,879,971)	(15,484,376)	55,203,698	325,301,864	419,167,230	1,089,727,670
NET ASSETS:
Beginning of period	$25,574,649	$41,059,025	$410,391,113	$85,089,249	$3,008,063,466	$1,918,335,796
End of period	$19,694,678	$25,574,649	$465,594,811	$410,391,113	$3,427,230,696	$3,008,063,466
Accumulated undistributed net investment income (loss) included in end of period net assets	$180,058	$192,440	$1,774,241	$1,344,892	$15,018,431	$10,063,528
SHARE TRANSACTIONS:
Beginning of period	675,000	1,050,000	7,700,001	1,900,001	52,350,001	36,100,001
Issued	—	—	1,875,000	125,000	2,750,000	200,000
Issued in-kind	—	50,000	1,125,000	7,200,000	5,450,000	20,300,000
Redeemed	(25,000)	(400,000)	—	—	—	—
Redemption in-kind	(125,000)	(25,000)	(2,650,000)	(1,525,000)	(6,200,000)	(4,250,000)
Shares outstanding, end of period	525,000	675,000	8,050,001	7,700,001	54,350,001	52,350,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 93

	S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF		S&P 500® Ex-Health Care ETF
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$54,644	$151,718	$11,525	$30,669	$12,062	$31,871
Net realized gain (loss)	16,158	1,221,047	217,736	243,016	249,996	268,010
Change in net unrealized appreciation/depreciation	611,435	131,325	(99,934)	(59,818)	(115,089)	(38,138)
Change in Net Assets Resulting from Operations	682,237	1,504,090	129,327	213,867	146,969	261,743
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(55,051)	(141,356)	(10,565)	(34,217)	(10,174)	(36,023)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(55,051)	(141,356)	(10,565)	(34,217)	(10,174)	(36,023)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,432,150	1,295,144	2,223,263	1,332,377	2,223,904
Cost of shares redeemed	—	(8,154,094)	(1,307,853)	(3,332,695)	(1,344,843)	(3,363,902)
Change in net assets resulting from capital transactions	—	(3,721,944)	(12,709)	(1,109,432)	(12,466)	(1,139,998)
Change in net assets	627,186	(2,359,210)	106,053	(929,782)	124,329	(914,278)
NET ASSETS:
Beginning of period	$6,304,992	$8,664,202	$1,238,253	$2,168,035	$1,261,112	$2,175,390
End of period	$6,932,178	$6,304,992	$1,344,306	$1,238,253	$1,385,441	$1,261,112
Accumulated undistributed net investment income (loss) included in end of period net assets	$21,889	$22,296	$5,093	$4,133	$5,672	$3,784
SHARE TRANSACTIONS:
Beginning of period	125,001	200,001	25,001	50,001	25,001	50,001
Issued	—	100,000	25,000	50,000	25,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(175,000)	(25,000)	(75,000)	(25,000)	(75,000)
Shares outstanding, end of period	125,001	125,001	25,001	25,001	25,001	25,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

94 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Technology ETF		S&P MidCap 400 Dividend Aristocrats ETF		Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,600	$37,616	$3,743,990	$4,483,728	$143,018	$282,840
Net realized gain (loss)	2,539	301,182	25,449,940	8,276,400	(22,562)	34,562
Change in net unrealized appreciation/depreciation	135,880	(70,872)	4,140,086	18,222,061	(120,980)	114,377
Change in Net Assets Resulting from Operations	153,019	267,926	33,334,016	30,982,189	(524)	431,779
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,947)	(39,380)	(3,556,562)	(3,380,979)	(152,998)	(301,942)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(11,947)	(39,380)	(3,556,562)	(3,380,979)	(152,998)	(301,942)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,249,708	2,153,361	175,161,303	357,759,429	3,905,156	3,838,622
Cost of shares redeemed	—	(4,402,714)	(183,957,797)	(43,413,410)	—	—
Change in net assets resulting from capital transactions	1,249,708	(2,249,353)	(8,796,494)	314,346,019	3,905,156	3,838,622
Change in net assets	1,390,780	(2,020,807)	20,980,960	341,947,229	3,751,634	3,968,459
NET ASSETS:
Beginning of period	$1,187,448	$3,208,255	$419,776,753	$77,829,524	$7,815,892	$3,847,433
End of period	$2,578,228	$1,187,448	$440,757,713	$419,776,753	$11,567,526	$7,815,892
Accumulated undistributed net investment income (loss) included in end of period net assets	$8,344	$5,691	$1,315,279	$1,127,851	$12,922	$22,902
SHARE TRANSACTIONS:
Beginning of period	25,001	75,001	8,175,001	1,725,001	100,001	50,001
Issued	—	50,000	3,200,000	325,000	50,000	—
Issued in-kind	25,000	—	175,000	7,025,000	—	50,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(100,000)	(3,550,000)	(900,000)	—	—
Shares outstanding, end of period	50,001	25,001	8,000,001	8,175,001	150,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 95

FINANCIAL HIGHLIGHTS

96 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
CDS Short North American HY Credit ETF
Six Months ended November 30, 2017 (Unaudited)	$33.36	$0.07	$(0.88)	$0.01	$(0.80)	$—	$—	$—	$—	$32.56	(2.41)%	(2.86)%
Year ended May 31, 2017	36.81	(0.07)	(4.13)	0.75	(3.45)	—	—	—	—	33.36	(9.35)	(8.82)
Year ended May 31, 2016	38.22	(0.15)	(1.27)	0.01	(1.41)	—	—	—	—	36.81	(3.73)	(3.52)
August 5, 2014* through May 31, 2015	40.00	(0.15)	(1.65)	0.02	(1.78)	—	—	—	—	38.22	(4.42)	(4.78)
Decline of the Retail Store ETF
November 14, 2017* through November 30, 2017 (Unaudited)	40.00	— (h)	(4.53)	—	(4.53)	—	—	—	—	35.47	(11.33)	(11.28)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
CDS Short North American HY Credit ETF
Six Months ended November 30, 2017 (Unaudited)	2.16%	0.50%	(1.21)%	0.45%	$3,256	—%
Year ended May 31, 2017	1.67	0.50	(1.37)	(0.20)	3,336	—
Year ended May 31, 2016	1.83	0.50	(1.73)	(0.40)	3,681	—
August 5, 2014* through May 31, 2015	1.45	0.50	(1.42)	(0.47)	7,644	—
Decline of the Retail Store ETF
November 14, 2017* through November 30, 2017 (Unaudited)	0.66	0.66	0.27	0.27	11,527	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 97

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2017 (Unaudited)	$43.14	$0.55	$0.46		$—	$1.01	$(0.89)	$—	$—	$(0.89)	$43.26	2.39%	2.04%
Year ended May 31, 2017	39.16	1.25	3.81		—	5.06	(1.08)	—	—	(1.08)	43.14	13.19	13.97
Year ended May 31, 2016	44.05	1.01	(4.06)		—	(3.05)	(1.41)	—	(0.43)	(1.84)	39.16	(6.68)	(7.67)
Year ended May 31, 2015	43.04	0.87	1.08	(i)	—	1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94
March 25, 2014* through May 31, 2014	40.00	0.20	2.84		—	3.04	—	—	—	—	43.04	7.59	7.70
Equities for Rising Rates ETF
July 24, 2017* through November 30, 2017 (Unaudited)	40.00	0.24	4.66		—	4.90	(0.14)	—	—	(0.14)	44.76	12.27	8.49

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2017 (Unaudited)	0.45%	0.45%	2.53%	2.53%	$38,933	8%
Year ended May 31, 2017	0.79	0.45	2.75	3.09	42,060	23
Year ended May 31, 2016	1.35	0.45	1.75	2.65	28,388	22
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11
March 25, 2014* through May 31, 2014	5.91	0.45	(2.81)	2.64	4,304	—
Equities for Rising Rates ETF
July 24, 2017* through November 30, 2017 (Unaudited)	0.35	0.35	1.67	1.67	17,904	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

98 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Global Listed Private Equity ETF
Six Months ended November 30, 2017 (Unaudited)	$43.21	$1.86	$(0.84)	$—	$1.02	$(2.66)	$—	$—	$(2.66)	$41.57	2.51%	2.03%
Year ended May 31, 2017	38.00	3.04 (m)	3.87	—	6.91	(1.21)	—	(0.49)	(1.70)	43.21	18.83	18.49
Year ended May 31, 2016	42.13	2.13	(1.70)	—	0.43	(4.56)	—	—	(4.56)	38.00	1.57	2.27
Year ended May 31, 2015	44.25	1.59	(1.36)	—	0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60
Year ended May 31, 2014	40.82	1.59	6.27	—	7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—	0.82	—	—	—	—	40.82	2.05	1.90
Hedge Replication ETF
Six Months ended November 30, 2017 (Unaudited)	44.03	— (h)	1.07	—	1.07	—	—	—	—	45.10	2.43	2.83
Year ended May 31, 2017	42.01	(0.19)	2.21	—	2.02	—	—	—	—	44.03	4.81	4.63
Year ended May 31, 2016	43.34	(0.27)	(1.06)	—	(1.33)	— (h)	—	—	— (h)	42.01	(3.06)	(2.99)
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—	—	—	—	43.34	3.28	3.34
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—	—	—	—	41.96	3.49	3.22
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Global Listed Private Equity ETF
Six Months ended November 30, 2017 (Unaudited)	1.74%	0.60%	7.62%	8.76%	$10,393	16%
Year ended May 31, 2017	1.87	0.60	6.50 (m)	7.77 (m)	11,882	34
Year ended May 31, 2016	1.90	0.60	4.21	5.51	9,499	21
Year ended May 31, 2015	1.93	0.60	2.53	3.86	14,746	18
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4
Hedge Replication ETF
Six Months ended November 30, 2017 (Unaudited)	1.71	0.95	(0.74)	0.01	39,461	34
Year ended May 31, 2017	1.84	0.95	(1.33)	(0.45)	39,626	121
Year ended May 31, 2016	2.10	0.95	(1.79)	(0.64)	36,759	128
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
Year ended May 31, 2014	1.68	0.95	(1.36)	(0.63)	31,471	193
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 99

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2017 (Unaudited)	$68.59	$1.92	$(0.61)	$0.01	$1.32	$(1.91)	$—	$—	$(1.91)	$68.00	1.94%	1.42%
Year ended May 31, 2017	64.45	3.75	3.90	0.08	7.73	(3.59)	—	—	(3.59)	68.59	12.29	12.61
Year ended May 31, 2016	73.42	3.95	(9.04)	0.05	(5.04)	(3.93)	—	—	(3.93)	64.45	(6.79)	(7.08)
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10	(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)
Year ended May 31, 2014	79.27	4.15	(0.75)	0.56	3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56
Inflation Expectations ETF
Six Months ended November 30, 2017 (Unaudited)	27.81	0.25	0.09 (i)	0.01	0.35	(0.47)	—	—	(0.47)	27.69	1.28	(1.13)
Year ended May 31, 2017	27.46	0.64	0.09 (i)	0.01	0.74	(0.39)	—	—	(0.39)	27.81	2.71	2.91
Year ended May 31, 2016	30.95	0.37	(3.35)	0.01	(2.97)	(0.52)	—	—	(0.52)	27.46	(9.60)	(9.47)
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01	(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Year ended May 31, 2014	37.80	0.44	(2.09)	—	(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2017 (Unaudited)	0.50%	0.50%	5.63%	5.63%	$141,106	19%
Year ended May 31, 2017	0.61	0.50	5.49	5.59	140,613	50
Year ended May 31, 2016	0.85	0.50	5.63	5.98	88,617	51
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
Year ended May 31, 2014	0.98	0.50	4.75	5.23	147,103	36
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)
Inflation Expectations ETF
Six Months ended November 30, 2017 (Unaudited)	1.00	0.30	1.15	1.85	6,921	9
Year ended May 31, 2017	1.21	0.32	1.36	2.25	57,012	190
Year ended May 31, 2016	4.83	0.75	(2.80)	1.28	3,433	121
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Year ended May 31, 2014	4.34	0.75	(2.39)	1.20	3,581	102
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104

*  Commencement of investment operations.

See accompanying notes to the financial statements.

100 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2017 (Unaudited)	$75.75	$1.33	$1.10	$—	$2.43	$(1.31)	$—	$—	$(1.31)	$76.87	3.25%	3.11%
Year ended May 31, 2017	73.45	2.62	2.14	0.05	4.81	(2.51)	—	—	(2.51)	75.75	6.65	6.90
Year ended May 31, 2016	76.61	2.69	(3.20)	0.07	(0.44)	(2.72)	—	—	(2.72)	73.45	(0.48)	(0.76)
Year ended May 31, 2015	81.19	2.73	(4.87)	0.25	(1.89)	(2.69)	—	—	(2.69)	76.61	(2.38)	(2.74)
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33	2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04
K-1 Free Crude Oil Strategy ETF(1)
Six Months ended November 30, 2017 (Unaudited)	18.93	0.02	2.96	—	2.98	—	—	—	—	21.91	15.73	16.17
September 26, 2016* through May 31, 2017	20.00	(0.04)	(1.03)	—	(1.07)	—	—	—	—	18.93	(5.33)	(5.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2017 (Unaudited)	0.30%	0.30%	3.49%	3.49%	$392,058	14%
Year ended May 31, 2017	0.38	0.30	3.42	3.50	295,426	30
Year ended May 31, 2016	0.61	0.30	3.35	3.66	119,364	39
Year ended May 31, 2015	0.63	0.30	3.16	3.48	157,049	43
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17
K-1 Free Crude Oil Strategy ETF(1)
Six Months ended November 30, 2017 (Unaudited)	0.65	0.65	0.21	0.21	5,478	—
September 26, 2016* through May 31, 2017	0.65	0.65	(0.31)	(0.31)	2,840	—

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 101

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Six Months ended November 30, 2017 (Unaudited)	$59.60	$0.50	$6.29		$—	$6.79	$(0.46)	$—	$—	$(0.46)	$65.93	11.44%	11.45%
Year ended May 31, 2017	51.23	0.88	8.28		—	9.16	(0.79)	—	—	(0.79)	59.60	18.04	18.02
Year ended May 31, 2016	50.91	0.85	0.32	(i)	—	1.17	(0.85)	—	—	(0.85)	51.23	2.38	2.27
Year ended May 31, 2015(n)	46.85	0.76	4.03		—	4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48
Year ended May 31, 2014(n)	38.48	0.66	8.33		—	8.99	(0.62)	—	—	(0.62)	46.85	23.59	23.42
Year ended May 31, 2013(n)	29.73	0.45	8.51		—	8.96	(0.21)	—	—	(0.21)	38.48	30.22	30.25
Long Online /Short Stores ETF
November 14, 2017* through November 30, 2017 (Unaudited)	40.00	(0.01)	(1.56)		—	(1.57)	—	—	—	—	38.43	(3.93)	(3.98)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2017 (Unaudited)	0.45%	0.45%	1.62%	1.62%	$702,111	29%
Year ended May 31, 2017	0.71	0.45	1.33	1.58	646,662	51
Year ended May 31, 2016	0.97	0.45	1.21	1.74	390,651	57
Year ended May 31, 2015(n)	0.97	0.45	1.01	1.53	488,727	49
Year ended May 31, 2014(n)	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013(n)	1.09	0.75	1.00	1.33	138,523	75
Long Online /Short Stores ETF
November 14, 2017* through November 30, 2017 (Unaudited)	0.65	0.65	(0.57)	(0.57)	11,528	13

*  Commencement of investment operations.

See accompanying notes to the financial statements.

102 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2017 (Unaudited)	$41.09	$0.03	$(1.11)	$—	$(1.08)	$—	$—	$—	$—	$40.01	(2.64)%	(2.63)%
Year ended May 31, 2017	39.77	(0.16)	1.48	—	1.32	—	—	—	—	41.09	3.32	2.96
February 17, 2016* through May 31, 2016	40.00	(0.06)	(0.17)	—	(0.23)	—	—	—	—	39.77	(0.57)	(0.33)
Merger ETF
Six Months ended November 30, 2017 (Unaudited)	35.67	0.13	0.30	—	0.43	(0.10)	—	—	(0.10)	36.00	1.21	0.45
Year ended May 31, 2017	36.72	0.11	(0.89)	—	(0.78)	(0.27)	—	—	(0.27)	35.67	(2.13)	(1.54)
Year ended May 31, 2016	36.61	0.12	0.09	—	0.21	(0.10)	—	—	(0.10)	36.72	0.54	(0.71)
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2017 (Unaudited)	0.75%	0.75%	0.17%	0.17%	$5,001	—%
Year ended May 31, 2017	0.75	0.75	(0.41)	(0.41)	5,137	—
February 17, 2016* through May 31, 2016	0.76	0.76	(0.56)	(0.56)	5,966	—
Merger ETF
Six Months ended November 30, 2017 (Unaudited)	4.02	0.75	(2.54)	0.73	4,500	133
Year ended May 31, 2017	3.81	0.75	(2.77)	0.29	2,675	370
Year ended May 31, 2016	3.09	0.75	(2.01)	0.33	7,343	350
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 103

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2017 (Unaudited)	$39.17	$0.49		$(0.42)	$—	$0.07	$(0.49)	$—	$—	$(0.49)	$38.75	0.20%	0.03%
Year ended May 31, 2017	38.29	0.40		0.94	—	1.34	(0.45)	—	(0.01)	(0.46)	39.17	3.51	4.10
Year ended May 31, 2016	40.45	0.89		(2.21)	—	(1.32)	(0.84)	—	—	(0.84)	38.29	(3.25)	(3.78)
October 8, 2014* through May 31, 2015	40.00	0.21		0.44	—	0.65	(0.20)	—	—	(0.20)	40.45	1.62	1.66
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	37.13	0.29		1.40	—	1.69	(0.50)	—	—	(0.50)	38.32	4.66	4.13
Year ended May 31, 2017	35.79	0.79		1.42	—	2.21	(0.87)	—	—	(0.87)	37.13	6.38	7.43
Year ended May 31, 2016	39.36	1.42	(k)	(4.26)	—	(2.84)	(0.73)	—	—	(0.73)	35.79	(7.23)	(8.43)
August 19, 2014* through May 31, 2015	40.00	1.02		(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2017 (Unaudited)	0.95%	0.22%	1.80%	2.53%		$13,176	30%
Year ended May 31, 2017	0.81	0.21	0.43	1.03		21,542	65
Year ended May 31, 2016	0.63	0.14	1.82	2.31		21,825	74
October 8, 2014* through May 31, 2015	1.18	0.16	(0.21)	0.82		23,458	34
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	0.50	0.50	1.55	1.55		97,727	24
Year ended May 31, 2017	0.71	0.50	2.09	2.30		61,262	35
Year ended May 31, 2016	1.44	0.50	3.03 (k)	3.97	(k)	30,421	34
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40		11,808	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

104 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	$52.18	$$0.59		$3.23	$—	$3.82	$(0.65)	$—	$—	$(0.65)	$55.35	7.37%	7.47%
Year ended May 31, 2017	45.51	0.86		7.07	—	7.93	(1.26)	—	—	(1.26)	52.18	17.80	18.81
January 25, 2016* through May 31, 2016	40.00	0.29		5.33	—	5.62	(0.11)	—	—	(0.11)	45.51	14.05	13.77
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	41.08	0.30		0.56	—	0.86	(0.60)	—	—	(0.60)	41.34	2.15	1.30
Year ended May 31, 2017	38.78	0.84		2.23	—	3.07	(0.77)	—	—	(0.77)	41.08	8.13	7.81
September 9, 2015* through May 31, 2016	40.00	1.04	(l)	(1.94)	—	(0.90)	(0.32)	—	—	(0.32)	38.78	(2.22)	(1.53)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	0.60%	0.60%	2.18%	2.18%		$15,221	44%
Year ended May 31, 2017	1.11	0.60	1.27	1.78		10,436	73
January 25, 2016* through May 31, 2016	3.64	0.60	(1.18)	1.86		7,965	12
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	0.55	0.55	1.46	1.46		7,234	18
Year ended May 31, 2017	0.99	0.55	1.82	2.26		9,244	34
September 9, 2015* through May 31, 2016	3.26	0.55	1.00 (l)	3.71	(l)	6,787	25

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 105

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
RAFI® Long/Short
Six Months ended November 30, 2017 (Unaudited)	$37.89	$0.31	$(0.37)	$—	$(0.06)	$(0.32)	$—	$—	$(0.32)	$37.51	(0.16)%	(0.46)%
Year ended May 31, 2017	39.10	0.52	(1.26)	—	(0.74)	(0.47)	—	—	(0.47)	37.89	(1.94)	(1.81)
Year ended May 31, 2016	40.99	0.71	(1.82)	—	(1.11)	(0.78)	—	—	(0.78)	39.10	(2.70)	(2.53)
Year ended May 31, 2015	42.79	0.55	(1.77)	—	(1.22)	(0.58)	—	—	(0.58)	40.99	(2.86)	(3.19)
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	53.30	0.56	4.49	—	5.05	(0.51)	—	—	(0.51)	57.84	9.53	9.58
Year ended May 31, 2017	44.78	0.94	8.31	—	9.25	(0.73)	—	—	(0.73)	53.30	20.75	20.70
Year ended May 31, 2016	39.43	0.88	5.22	—	6.10	(0.75)	—	—	(0.75)	44.78	15.71	15.39
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)	—	(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
RAFI® Long/Short
Six Months ended November 30, 2017 (Unaudited)	1.66%	0.95%	0.91%	1.62%	$19,695	1%
Year ended May 31, 2017	1.45	0.95	0.84	1.34	25,575	11
Year ended May 31, 2016	1.41	0.95	1.35	1.80	41,059	69
Year ended May 31, 2015	1.17	0.95	1.09	1.31	50,218	65
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2017 (Unaudited)	0.40	0.40	2.03	2.03	465,595	11
Year ended May 31, 2017	0.46	0.40	1.77	1.82	410,391	26
Year ended May 31, 2016	0.91	0.40	1.60	2.11	85,089	14
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

106 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2017 (Unaudited)	$57.46	$0.64	$5.51	$—	$6.15	$(0.55)	$—	$—	$(0.55)	$63.06	10.77%	10.79%
Year ended May 31, 2017	53.14	1.18	4.28	—	5.46	(1.14)	—	—	(1.14)	57.46	10.41	10.43
Year ended May 31, 2016	50.38	1.11	2.65	—	3.76	(1.00)	—	—	(1.00)	53.14	7.64	7.69
Year ended May 31, 2015	45.59	1.03	4.58	—	5.61	(0.82)	—	—	(0.82)	50.38	12.39	12.29
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—	5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2017 (Unaudited)	50.44	0.44	5.02	—	5.46	(0.44)	—	—	(0.44)	55.46	10.89	10.09
Year ended May 31, 2017	43.32	0.83	7.10	—	7.93	(0.81)	—	—	(0.81)	50.44	18.49	18.78
September 22, 2015* through May 31, 2016	40.00	0.55	3.15	—	3.70	(0.38)	—	—	(0.38)	43.32	9.28	8.79

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2017 (Unaudited)	0.35%	0.35%	2.15%	2.15%	$3,427,231	7%
Year ended May 31, 2017	0.41	0.35	2.08	2.14	3,008,063	16
Year ended May 31, 2016	0.56	0.35	2.00	2.21	1,918,336	21
Year ended May 31, 2015	0.58	0.35	1.87	2.10	743,101	18
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2017 (Unaudited)	0.27	0.27	1.67	1.67	6,932	3
Year ended May 31, 2017	0.27	0.27	1.81	1.81	6,305	4
September 22, 2015* through May 31, 2016	0.27	0.27	1.93	1.93	8,664	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 107

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2017 (Unaudited)	$49.53	$0.45	$4.21	$—	$4.66	$(0.42)	$—	$—	$(0.42)	$53.77	9.48%	7.09%
Year ended May 31, 2017	43.36	0.83	6.32	—	7.15	(0.98)	—	—	(0.98)	49.53	16.71	18.15
September 22, 2015* through May 31, 2016	40.00	0.59	3.39	—	3.98	(0.62)	—	—	(0.62)	43.36	10.00	8.43
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2017 (Unaudited)	50.44	0.47	4.92	—	5.39	(0.41)	—	—	(0.41)	55.42	10.73	9.46
Year ended May 31, 2017	43.51	0.87	7.09	—	7.96	(1.03)	—	—	(1.03)	50.44	18.55	19.80
September 22, 2015* through May 31, 2016	40.00	0.62	3.54	—	4.16	(0.65)	—	—	(0.65)	43.51	10.45	8.61

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2017 (Unaudited)	0.27%	0.27%	1.78%	1.78%	$1,344	6%
Year ended May 31, 2017	0.27	0.27	1.84	1.84	1,238	8
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	2,168	4
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2017 (Unaudited)	0.27	0.27	1.82	1.82	1,385	7
Year ended May 31, 2017	0.27	0.27	1.89	1.89	1,261	9
September 22, 2015* through May 31, 2016	0.27	0.27	2.16	2.16	2,175	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

108 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2017 (Unaudited)	$47.50	$0.52	$4.02	$—	$4.54	$(0.48)	$—	$—	$(0.48)	$51.56	9.63%	9.41%
Year ended May 31, 2017	42.78	0.85	4.82	—	5.67	(0.95)	—	—	(0.95)	47.50	13.43	13.50
September 22, 2015* through May 31, 2016	40.00	0.58	2.81	—	3.39	(0.61)	—	—	(0.61)	42.78	8.54	8.70
S&P MidCap 400 Dividend Aristocrats ETF
Six Months ended November 30, 2017 (Unaudited)	51.35	0.46	3.72	—	4.18	(0.44)	—	—	(0.44)	55.09	8.22	8.20
Year ended May 31, 2017	45.12	0.83	6.06	—	6.89	(0.66)	—	—	(0.66)	51.35	15.36	15.32
Year ended May 31, 2016	40.32	0.82	4.65	—	5.47	(0.67)	—	—	(0.67)	45.12	13.81	12.88
February 3, 2015* through May 31, 2015	40.00	0.24	0.18	—	0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2017 (Unaudited)	0.27%	0.27%	2.11%	2.11%	$2,578	2%
Year ended May 31, 2017	0.27	0.27	1.91	1.91	1,187	6
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	3,208	5
S&P MidCap 400 Dividend Aristocrats ETF
Six Months ended November 30, 2017 (Unaudited)	0.40	0.40	1.77	1.77	440,758	8
Year ended May 31, 2017	0.45	0.40	1.61	1.66	419,777	25
Year ended May 31, 2016	1.03	0.40	1.35	1.98	77,830	32
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 109

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2017 (Unaudited)	$78.16	$1.16	$(1.01)	$0.13	$0.28	$(1.32)	$—	$—	$(1.32)	$77.12	0.34%	(0.21)%
Year ended May 31, 2017	76.95	2.89	1.63	—	4.52	(3.31)	—	—	(3.31)	78.16	6.03	5.08
Year ended May 31, 2016	76.69	4.90	0.56 (i)	—	5.46	(5.20)	—	—	(5.20)	76.95	7.44	8.50
Year ended May 31, 2015	81.65	3.69	(5.00)	—	(1.31)	(3.65)	—	—	(3.65)	76.69	(1.59)	(0.71)
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2017 (Unaudited)	1.68%	0.50%	1.79%	2.97%	$11,568	12%
Year ended May 31, 2017	2.09	0.50	2.13	3.72	7,816	49
Year ended May 31, 2016	2.81	0.50	4.10	6.41	3,847	52
Year ended May 31, 2015	1.77	0.50	3.45	4.71	7,669	106
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

110 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.47 and 1.32%, respectively.

(l)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.36 and 1.28%, respectively.

(m)  Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $1.81 and the net investment income (loss) net of waivers ratio would have been 4.64%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 111

NOTES TO FINANCIAL STATEMENTS

112 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 114 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than DJ Brookfield Global Infrastructure ETF, Equities for Rising Rates ETF, High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged, MSCI EAFE Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, MSCI Europe Dividend Growers ETF, Russell 2000 Dividend Growers ETF, S&P 500 Dividend Aristocrats ETF, S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, S&P MidCap 400 Dividend Aristocrats ETF and Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of CDS Short North American HY Credit ETF, High Yield — Interest Rate Hedged, Inflation Expectations ETF, Investment Grade — Interest Rate Hedged, Managed Futures Strategy ETF and Short Term USD Emerging Markets Bond ETF is generally determined at 3:00 p.m. (Eastern Time) on each business day. The NAV of K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each business day. The NAV of each of MSCI EAFE Dividend Growers ETF and MSCI Europe Dividend Growers ETF is typically determined at 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time) on days where the Bats BZX Exchange, Inc. ("BATS") is open for trading.

Hedged FTSE Europe ETF, Hedged FTSE Japan ETF, USD Covered Bond and German Sovereign/Sub-Sovereign ETF were liquidated on September 6, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in these financial statements. The Funds' compliance date for Form N-PORT is June 1, 2018, but the Funds will not be required to make their initial filing on Form N-PORT until the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending May 31, 2019. The adoption will have no effect on the Funds' net assets or results of operations.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded

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swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of November 30, 2017, based on levels assigned to securities on May 31, 2017. Transfers between Level 1 and 2 are included in the summary of the valuations below.

The following is a summary of the valuations as of November 30, 2017, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs									Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	—	—	—	—		—	—	—	—	$3,182,497	$(263,293)	—	$3,182,497	$(263,293)
Decline of the Retail Store ETF	—	—	—	—		—	—	—	—	9,829,148	(1,265,640)	—	9,829,148	(1,265,640)
DJ Brookfield Global Infrastructure ETF	$38,737,080	—	—	—		—	—	—	—	52,093	—	—	38,789,173	—
Equities for Rising Rates ETF	17,831,170	—	—	—		—	—	—	—	45,117	—	—	17,876,287	—
Global Listed Private Equity ETF	10,355,910	—	—	—		—	—	—	—	—	—	—	10,355,910	—
Hedge Replication ETF	4,796,991	—	$8,456	$58	(1)	$320	$27,070,714	—	—	6,372,760	(75,137)	—	38,240,843	(66,681)
High Yield-Interest Rate Hedged	—	—	528,697	—		—	—	$134,770,905	—	954,738	—	—	135,725,643	528,697

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	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Inflation Expectations ETF	—	—	—	—	—	$6,129,439	—	—	$328,097	$125,494	—	$6,457,536	$125,494
Investment Grade- Interest Rate Hedged	—	—	$3,177,340	—	—	—	$374,561,028	—	8,066,293	—	—	382,627,321	3,177,340
K-1 Free Crude Oil Strategy ETF	—	—	620,494	—	—	—	—	—	4,734,791	—	—	4,734,791	620,494
Large Cap Core Plus	$645,256,981	—	—	—	—	—	—	—	30,983,881	1,724,705	—	676,240,862	1,724,705
Long Online/ Short Stores ETF	10,907,504	—	—	—	—	—	—	—	142,191	(678,921)	—	11,049,695	(678,921)
Managed Futures Strategy ETF	—	—	14,664	—	—	—	—	—	4,679,082	—	—	4,679,082	14,664
Merger ETF	3,898,868	—	—	—	$5,435	—	—	—	789,799	(38,461)	$(13,120)	4,694,102	(51,581)
Morningstar Alternatives Solution ETF	—	—	—	$13,171,368	—	—	—	—	70,771	—	—	13,242,139	—
MSCI EAFE Dividend Growers ETF	97,588,522	—	—	—	—	—	—	—	117,524	—	—	97,706,046	—
MSCI Emerging Markets Dividend Growers ETF	14,729,548	—	—	—	—	—	—	—	584,237	—	—	15,313,785	—
MSCI Europe Dividend Growers ETF	7,229,779	—	—	—	—	—	—	—	5,859	—	—	7,235,638	—
RAFI® Long/ Short	18,847,895	$554	—	—	—	—	—	—	1,274,577	(483,029)	—	20,123,026	(483,029)
Russell 2000 Dividend Growers ETF	464,075,237	—	—	—	—	—	—	—	561,540	—	—	464,636,777	—
S&P 500 Dividend Aristocrats ETF	3,418,888,379	—	—	—	—	—	—	—	577,782	—	—	3,419,466,161	—
S&P 500® Ex-Energy ETF	6,896,853	—	—	—	—	—	—	—	23,160	—	—	6,920,013	—
S&P 500® Ex-Financials ETF	1,337,853	—	—	—	—	—	—	—	3,715	—	—	1,341,568	—
S&P 500® Ex-Health Care ETF	1,377,946	—	—	—	—	—	—	—	4,806	—	—	1,382,752	—
S&P 500® Ex- Technology ETF	2,569,447	—	—	—	—	—	—	—	3,371	—	—	2,572,818	—
S&P MidCap 400 Dividend Aristocrats ETF	439,611,522	—	—	—	—	—	—	—	455,958	—	—	440,067,480	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 115

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	$3,414,430	$7,967,884	$86,525	—	—	$11,468,839	—

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)  Common Stocks (Wins Finance Holdings, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ Stock Exchange trading halt imposed on June 7, 2017.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the DJ Brookfield Global Infrastructure ETF, Global Listed Private Equity ETF, Merger ETF and MSCI Emerging Markets Dividend Growers each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2017, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 0.75%, dated 11/30/2017 due 12/1/2017 (1)	BNP Paribas Securities Corp., 1.03%, dated 11/30/2017 due 12/1/2017 (2)	Credit Suisse Securities (USA) LLC, 1.03%, dated 11/30/2017 due 12/1/2017 (3)	ING Financial Markets LLC, 1.01%, dated 11/30/2017 due 12/1/2017 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.03%, dated 11/30/2017 due 12/1/2017 (5)	Total
CDS Short North American HY Credit ETF	$41,757	$918,669	$572,641	$1,043,943	$605,487	$3,182,497
Decline of the Retail Store ETF	128,969	2,837,312	1,768,602	3,224,219	1,870,046	9,829,148
DJ Brookfield Global Infrastructure ETF	684	15,037	9,373	17,088	9,911	52,093
Equities for Rising Rates ETF	592	13,024	8,117	14,800	8,584	45,117
Hedge Replication ETF	83,617	1,839,580	1,146,679	2,090,433	1,212,451	6,372,760
High Yield-Interest Rate Hedged	12,527	275,598	171,790	313,179	181,644	954,738
Inflation Expectations ETF	4,305	94,709	59,036	107,625	62,422	328,097

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Fund Name	BNP Paribas Securities Corp., 0.75%, dated 11/30/2017 due 12/1/2017 (1)	BNP Paribas Securities Corp., 1.03%, dated 11/30/2017 due 12/1/2017 (2)	Credit Suisse Securities (USA) LLC, 1.03%, dated 11/30/2017 due 12/1/2017 (3)	ING Financial Markets LLC, 1.01%, dated 11/30/2017 due 12/1/2017 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.03%, dated 11/30/2017 due 12/1/2017 (5)	Total
Investment Grade-Interest Rate Hedged	$105,838	$2,328,441	$1,451,404	$2,645,956	$1,534,654	$8,066,293
K-1 Free Crude Oil Strategy ETF	62,125	1,366,760	851,952	1,553,135	900,819	4,734,791
Large Cap Core Plus	406,541	8,943,903	5,575,066	10,163,526	5,894,845	30,983,881
Long Online/Short Stores ETF	1,866	41,045	25,585	46,642	27,053	142,191
Managed Futures Strategy ETF	61,394	1,350,679	841,928	1,534,861	890,220	4,679,082
Merger ETF	10,363	227,986	142,112	259,075	150,263	789,799
Morningstar Alternatives Solution ETF	929	20,429	12,734	23,214	13,465	70,771
MSCI EAFE Dividend Growers ETF	1,542	33,925	21,147	38,550	22,360	117,524
MSCI Emerging Markets Dividend Growers ETF	7,666	168,649	105,124	191,644	111,154	584,237
MSCI Europe Dividend Growers ETF	77	1,691	1,054	1,922	1,115	5,859
RAFI® Long/Short	16,724	367,923	229,340	418,095	242,495	1,274,577
Russell 2000 Dividend Growers ETF	7,368	162,096	101,040	184,200	106,836	561,540
S&P 500 Dividend Aristocrats ETF	7,581	166,784	103,963	189,528	109,926	577,782
S&P 500® Ex-Energy ETF	304	6,686	4,167	7,597	4,406	23,160
S&P 500® Ex-Financials ETF	49	1,072	668	1,219	707	3,715
S&P 500® Ex-Health Care ETF	63	1,387	866	1,576	914	4,806
S&P 500® Ex-Technology ETF	44	973	606	1,106	642	3,371
S&P MidCap 400 Dividend Aristocrats ETF	5,983	131,618	82,043	149,566	86,748	455,958
Short Term USD Emerging Markets Bond ETF	1,135	24,977	15,569	28,382	16,462	86,525
	$970,043	$21,340,953	$13,302,606	$24,251,081	$14,065,629	$73,930,312

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2017 as follows:

(1)  U.S. Treasury Bills, 0%, due 3/15/2018 to 7/19/2018; U.S. Treasury Bonds, 0%, due 8/15/2042 to 11/15/2045; U.S. Treasury Notes, 1.63% to 1.75%, due 6/30/2019 to 11/30/2019, which had an aggregate value at the Trust level of $51,000,080.

(2)  U.S. Treasury Bills, 0%, due 12/28/2017 to 4/19/2018; U.S. Treasury Bonds, 0% to 4.38%, due 8/15/2018 to 5/15/2046; U.S. Treasury Notes, 0.75% to 2.13%, due 1/31/2018 to 2/15/2025, which had an aggregate value at the Trust level of $1,122,000,000.

(3)  U.S. Treasury Bonds, 0.63% to 3.88%, due 1/15/2026 to 2/15/2047, which had an aggregate value at the Trust level of $699,395,204.

(4)  Federal Farm Credit Bank, 0.75% to 2.93%, due 4/18/2018 to 4/27/2029; Federal Home Loan Bank, 1.13% to 5.50%, due 6/22/2018 to 7/15/2036; Federal Home Loan Mortgage Corp., 0.88% to 3.75%, due 3/7/2018 to 8/12/2021; Federal National Mortgage Association, 1.00% to 6.63%, due 7/20/2018 to 11/15/2030, which had an aggregate value at the Trust level of $1,275,002,264.

(5)  U.S. Treasury Bonds, 0% to 3.00%, due 11/15/2035 to 5/15/2047; U.S. Treasury Notes, 2.25%, due 12/31/2023, which had an aggregate value at the Trust level of $740,831,941.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs") and Business Development Companies ("BDCs")

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

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U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, of its index, as appropriate, based upon each Fund's investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. Managed Futures Strategy ETF also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts. K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Fund listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Merger ETF	57%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that

118 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 119

amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as "marking-to-market." The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying

120 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2017 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, K-1 Free Crude Oil Strategy ETF which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets and Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by Merger ETF and for the currency futures contracts held by Hedge Replication ETF and Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF is commodity market risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2017

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		CDS Short North American HY Credit ETF	—		CDS Short North American HY Credit ETF	$51,452
		Decline of the Retail Store ETF	—		Decline of the Retail Store ETF	1,265,640
		Hedge Replication ETF	$76,605		Hedge Replication ETF	143,286
		High Yield-Interest Rate Hedged	528,697		High Yield-Interest Rate Hedged	—
		Inflation Expectations ETF	337,693		Inflation Expectations ETF	212,199
		Investment Grade-Interest Rate Hedged	3,177,340		Investment Grade-Interest Rate Hedged	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 121

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		K-1 Free Crude Oil Strategy ETF	$620,494		K-1 Free Crude Oil Strategy ETF	—
		Large Cap Core Plus	7,470,781		Large Cap Core Plus	$5,746,076
		Long Online /Short Stores ETF	10,167		Long Online /Short Stores ETF	689,088
		Managed Futures Strategy ETF	14,664		Managed Futures Strategy ETF	—
		Merger ETF	997		Merger ETF	52,578
		RAFI® Long/Short	57,292		RAFI® Long/Short	540,321

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2017

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	CDS Short North American HY Credit ETF	$(135,020)	$17,067
		Decline of the Retail Store ETF	—	(1,265,640)
		Hedge Replication ETF	2,787,368	(2,451,237)
		High Yield-Interest Rate Hedged	873,839	598,328
		Inflation Expectations ETF	(3,355,381)	2,239,675
		Investment Grade-Interest Rate Hedged	(1,932,699)	3,690,227
		K-1 Free Crude Oil Strategy ETF	15,377	556,133
		Large Cap Core Plus	19,854,200	(10,705,929)
		Long Online /Short Stores ETF	—	(678,921)

122 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Managed Futures Strategy ETF	$(147,369)	$(82,922)
		Merger ETF	(471,810)	367,097
		RAFI® Long/Short	(5,823,499)	3,739,804

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2017, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the most recent tax years ended October 31, 2017 and October 31, 2016, were as follows:

	Year Ended October 31, 2017				Year Ended October 31, 2016
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
DJ Brookfield Global Infrastructure ETF	$1,256,466	—	—	$1,256,466	$985,830	—	—	$985,830
Equities for Rising Rates ETF	52,768	—	—	52,768	—	—	—	—
Global Listed Private Equity ETF	872,425	—	—	872,425	1,146,563	—	$129,777	1,276,340
Hedge Replication ETF	—	—	—	—	304	—	—	304
High Yield-Interest Rate Hedged	6,775,420	—	—	6,775,420	5,381,860	—	—	5,381,860
Inflation Expectations ETF	862,831	—	—	862,831	57,155	—	—	57,155

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 123

	Year Ended October 31, 2017				Year Ended October 31, 2016
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Investment Grade-Interest Rate Hedged	$8,401,242	—	—	$8,401,242	$4,656,022	—	—	$4,656,022
Large Cap Core Plus	9,329,901	—	—	9,329,901	6,564,411	—	—	6,564,411
Merger ETF	28,383	—	—	28,383	26,184	—	—	26,184
Morningstar Alternatives Solution ETF	269,352	—	—	269,352	580,840	—	$8,253	589,093
MSCI EAFE Dividend Growers ETF	1,261,751	—	—	1,261,751	720,249	—	—	720,249
MSCI Emerging Markets Dividend Growers ETF	251,008	—	—	251,008	90,882	—	—	90,882
MSCI Europe Dividend Growers ETF	174,405	—	—	174,405	129,119	—	—	129,119
RAFI® Long/Short	460,654	—	—	460,654	676,787	—	—	676,787
Russell 2000 Dividend Growers ETF	6,873,181	—	—	6,873,181	1,023,317	—	—	1,023,317
S&P 500 Dividend Aristocrats ETF	59,289,367	—	—	59,289,367	33,028,196	—	—	33,028,196
S&P 500® Ex-Energy ETF	121,844	—	—	121,844	124,347	—	—	124,347
S&P 500® Ex-Financials ETF	25,202	—	—	25,202	61,805	—	—	61,805
S&P 500® Ex-Health Care ETF	25,891	—	—	25,891	64,783	—	—	64,783
S&P 500® Ex-Technology ETF	24,519	—	—	24,519	69,232	—	—	69,232
S&P MidCap 400 Dividend Aristocrats ETF	6,042,516	—	—	6,042,516	1,083,161	—	—	1,083,161
Short Term USD Emerging Markets Bond ETF	284,043	—	—	284,043	334,916	—	—	334,916

At October 31, 2017 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
CDS Short North American HY Credit ETF	—	—	$(771,958)	$(49,255)
DJ Brookfield Global Infrastructure ETF	—	—	(1,761,597)	1,845,269
Equities for Rising Rates ETF	$9,471	—	(7,829)	886,351
Global Listed Private Equity ETF	1,129,117	—	(924,324)	(520,338)
Hedge Replication ETF	—	—	(317,238)	4,005,697
High Yield-Interest Rate Hedged	693,259	—	(26,319,475)	(68,193)
Inflation Expectations ETF	23,476	—	(4,767,130)	187,587
Investment Grade-Interest Rate Hedged	1,058,664	—	(16,775,683)	10,707,086
K-1 Free Crude Oil Strategy ETF	332,054	—	—	(198,344)
Large Cap Core Plus	381,238	—	—	91,341,107
Managed Futures Strategy ETF	—	—	(4,181)	15,703
Merger ETF	1,685	—	(684,289)	29,381

124 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Morningstar Alternatives Solution ETF	—	—	$(1,503,203)	$93,237
MSCI EAFE Dividend Growers ETF	$805,498	—	(2,638,154)	5,651,425
MSCI Emerging Markets Dividend Growers ETF	144,462	—	(49,028)	1,168,291
MSCI Europe Dividend Growers ETF	46,954	—	(170,197)	509,154
RAFI® Long/Short	20,003	—	(15,892,879)	(1,651,302)
Russell 2000 Dividend Growers ETF	592,034	—	—	19,650,260
S&P 500 Dividend Aristocrats ETF	6,355,707	—	(1,857,799)	326,160,978
S&P 500® Ex-Energy ETF	6,843	—	—	1,070,601
S&P 500® Ex-Financials ETF	1,395	—	(2,739)	(34,572)
S&P 500® Ex-Health Care ETF	1,397	—	—	(23,147)
S&P 500® Ex-Technology ETF	1,129	—	—	121,094
S&P MidCap 400 Dividend Aristocrats ETF	618,708	—	—	13,516,218
Short Term USD Emerging Markets Bond ETF	31,892	—	(300,226)	63,657

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2017 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2017, (the Funds' most recent tax year end), the following Funds had available CLCFs:

	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
CDS Short North American HY Credit ETF	—	—	$652,322	$652,322
DJ Brookfield Global Infrastructure ETF	—	—	1,761,597	1,761,597
Equities for Rising Rates ETF	—	—	7,829	7,829
Global Listed Private Equity ETF	—	—	924,324	924,324
Hedge Replication ETF	—	—	270,241	270,241
High Yield-Interest Rate Hedged	—	—	26,319,475	26,319,475
Inflation Expectations ETF	—	—	4,767,130	4,767,130
Investment Grade-Interest Rate Hedged	—	—	16,775,683	16,775,683
Managed Futures Strategy ETF	—	—	3,172	3,172
Merger ETF	—	—	684,289	684,289
Morningstar Alternatives Solution ETF	—	—	1,503,203	1,503,203
MSCI EAFE Dividend Growers ETF	—	—	2,638,154	2,638,154
MSCI Emerging Markets Dividend Growers ETF	—	—	49,028	49,028
MSCI Europe Dividend Growers ETF	—	—	170,197	170,197
RAFI® Long/Short	—	$1,128,449	14,764,430	15,892,879
S&P 500 Dividend Aristocrats ETF	—	—	1,857,799	1,857,799
S&P 500® Ex-Financials ETF	—	—	2,739	2,739
Short Term USD Emerging Markets Bond ETF	—	—	300,226	300,226
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 125

At October 31, 2017 (the Funds' most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2017:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
CDS Short North American HY Credit ETF	—	$119,636
Global Listed Private Equity ETF	$39,636	—
Hedge Replication ETF	—	46,997
High Yield-Interest Rate Hedged	686,390	—
Investment Grade-Interest Rate Hedged	1,149,125	—
Large Cap Core Plus	527,026	—
Managed Futures Strategy ETF	—	1,009
Merger ETF	29,583	—
RAFI® Long/Short	1,891,863	—
S&P 500® Ex-Health Care ETF	578	—
Short Term USD Emerging Markets Bond ETF	36,187	—

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund which is subject to an expense limitation, as outlined in the table below, (the "Capped Funds") pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

The Advisor also serves as the investment adviser to each Fund which is not subject to an expense limitation as outlined in the table below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except interest expenses, taxes, brokerage and other transaction costs, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses, future distribution fees or expenses (if any), and extraordinary expenses.

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For the period ended November 30, 2017, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
CDS Short North American HY Credit ETF	0.65%	0.10%	$13,607	$2,093	$19,015	0.50%	September 30, 2018
Decline of the Retail Store ETF(1)	0.65	—	—	—	—	—	—
DJ Brookfield Global Infrastructure ETF(1)	0.45	—	—	—	—	—	—
Equities for Rising Rates ETF(1)	0.35	—	—	—	—	—	—
Global Listed Private Equity ETF(2)(3)	0.50	0.10	27,450	5,490	29,631	2.75	September 30, 2018
Hedge Replication ETF	0.75	0.10	150,918	1,972	—	0.95	September 30, 2018
High Yield-Interest Rate Hedged(1)	0.50	—	—	—	—	—	—
Inflation Expectations ETF	0.55	0.10	110,303	20,055	9,097	0.30	September 30, 2018
Investment Grade-Interest Rate Hedged(1)	0.30	—	—	—	—	—	—
K-1 Free Crude Oil Strategy ETF(1)	0.65	—	—	—	—	—	—
Large Cap Core Plus(1)	0.45	—	—	—	—	—	—
Long Online/Short Stores ETF(1)	0.65	—	—	—	—	—	—
Managed Futures Strategy ETF(1)	0.75	—	—	—	—	—	—
Merger ETF	0.75	0.10	14,485	1,931	46,779	0.75	September 30, 2018
Morningstar Alternatives Solution ETF(2)	0.07	0.10	5,080	7,258	40,777	0.95	September 30, 2018
MSCI EAFE Dividend Growers ETF(1)	0.50	—	—	—	—	—	—
MSCI Emerging Markets Dividend Growers ETF(1)	0.60	—	—	—	—	—	—
MSCI Europe Dividend Growers ETF(1)	0.55	—	—	—	—	—	—
RAFI® Long/Short	0.75	0.10	77,802	—	—	0.95	September 30, 2018
Russell 2000 Dividend Growers ETF(1)	0.40	—	—	—	—	—	—
S&P 500 Dividend Aristocrats ETF(1)	0.35	—	—	—	—	—	—
S&P 500® Ex-Energy ETF(1)	0.27	—	—	—	—	—	—
S&P 500® Ex-Financials ETF(1)	0.27	—	—	—	—	—	—
S&P 500® Ex-Health Care ETF(1)	0.27	—	—	—	—	—	—
S&P 500® Ex-Technology ETF(1)	0.27	—	—	—	—	—	—
S&P MidCap 400 Dividend Aristocrats ETF(1)	0.40	—	—	—	—	—	—
Short Term USD Emerging Markets Bond ETF	0.50	0.10	24,105	4,821	27,786	0.50	September 30, 2018

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2017. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

(1)  Unitary Fee Funds.

(2)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the ProShares Global Listed Private Equity ETF and ProShares Morningstar Alternatives Solution ETF through October 31, 2018. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitations of 2.75% and 0.95%, respectively, are inclusive of Acquired Fund Fees and Expenses ("AFFE") for these Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

(3)  On October 1, 2017, the expense limitation of ProShares Global Listed Private Equity was increased from 0.60% to 2.75%.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 127

For each Fund amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recapture. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2017, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2018	2019	2020	2021	2022	2023	Recoupment
CDS Short North American HY Credit ETF	—	$13,834	$79,669	$87,341	$80,400	$11,460	$272,704
Global Listed Private Equity ETF	$90,110	156,677	104,734	160,211	128,000	21,149	660,881
Hedge Replication ETF	204,436	234,815	464,116	461,975	259,681	61,012	1,686,035
Inflation Expectations ETF	99,580	127,976	131,780	134,109	296,029	26,188	815,662
Merger ETF	119,184	169,726	103,294	163,883	129,121	20,967	706,175
Morningstar Alternatives Solution ETF*	—	—	137,848	78,285	82,938	13,745	312,816
RAFI® Long/Short	114,748	130,506	134,193	238,712	161,767	20,822	800,748
Short Term USD Emerging Markets Bond ETF	—	115,550	110,702	136,564	109,952	19,690	492,458

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2018.

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: DJ Brookfield Global Infrastructure ETF — 5.3%; Global Listed Private Equity ETF — 17.1%; Hedge Replication ETF — 7.1%; Inflation Expectations ETF — 4.8%; Managed Futures Strategy ETF — 42.2%; Merger ETF — 65.5%; and RAFI Long/Short — 5.7%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund are reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, are reflected on the Statements of Operations as "Trustees Fees".

128 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2017	Year Ended May 31, 2017
CDS Short North American HY Credit ETF	$985	$162,697
High Yield-Interest Rate Hedged	32,444	116,708
Inflation Expectations ETF	8,481	8,743
Investment Grade-Interest Rate Hedged	—	119,190
Short Term USD Emerging Markets Bond ETF	15,536	—

11. Investment Transactions

For the period ended November 30, 2017, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
DJ Brookfield Global Infrastructure ETF	$3,009,220	$3,139,725
Equities for Rising Rates ETF	2,260,239	1,099,497
Global Listed Private Equity ETF	1,684,625	1,865,334
Hedge Replication ETF	2,447,343	1,810,999
High Yield-Interest Rate Hedged	26,237,976	40,569,191
Inflation Expectations ETF	6,000,192	2,843,736
Investment Grade-Interest Rate Hedged	46,494,962	47,582,113
Large Cap Core Plus	343,178,233	181,934,627
Long Online /Short Stores ETF	10,038,467	1,306,916
Merger ETF	4,526,841	5,008,533
Morningstar Alternatives Solution ETF	4,621,505	4,616,790
MSCI EAFE Dividend Growers ETF	23,051,601	18,785,250
MSCI Emerging Markets Dividend Growers ETF	7,972,469	5,167,613
MSCI Europe Dividend Growers ETF	1,640,735	1,729,456
RAFI® Long/Short	143,672	2,967,547
Russell 2000 Dividend Growers ETF	148,667,476	46,215,836
S&P 500 Dividend Aristocrats ETF	398,203,455	228,615,782
S&P 500® Ex-Energy ETF	172,572	176,862
S&P 500® Ex-Financials ETF	1,345,661	82,103

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 129

Fund	Purchases	Sales
S&P 500® Ex-Health Care ETF	$1,384,474	$84,428
S&P 500® Ex-Technology ETF	33,788	33,753
S&P MidCap 400 Dividend Aristocrats ETF	199,379,498	33,518,517
Short Term USD Emerging Markets Bond ETF	5,102,652	1,155,943

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2017, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
DJ Brookfield Global Infrastructure ETF	$4,239,033	$929,484
Equities for Rising Rates ETF	6,638,896	608,801
Global Listed Private Equity ETF	1,078,450	161,441
Hedge Replication ETF	1,588,278	423,122
Inflation Expectations ETF	46,039,537	(124,327)
Investment Grade-Interest Rate Hedged	9,504,375	466,692
Large Cap Core Plus	201,636,264	42,415,155
Morningstar Alternatives Solution ETF	8,186,202	194,822
MSCI Emerging Markets Dividend Growers ETF	771,409	190,209
MSCI Europe Dividend Growers ETF	1,960,593	240,943
RAFI® Long/Short	4,629,855	1,037,480
Russell 2000 Dividend Growers ETF	146,575,360	21,784,047
S&P 500 Dividend Aristocrats ETF	373,935,089	88,253,135
S&P 500® Ex-Financials ETF	1,275,629	217,963
S&P 500® Ex-Health Care ETF	1,312,839	248,350
S&P MidCap 400 Dividend Aristocrats ETF	184,012,557	23,249,678

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2017, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$1,079,456
Equities for Rising Rates ETF	21,524,212
Hedge Replication ETF	447,870
High Yield-Interest Rate Hedged	16,704,803
Investment Grade-Interest Rate Hedged	98,702,466
Large Cap Core Plus	13,679,930
Long Online /Short Stores ETF	1,977,456
Merger ETF	1,575,544
MSCI EAFE Dividend Growers ETF	28,908,525
MSCI Emerging Markets Dividend Growers ETF	1,613,085
Russell 2000 Dividend Growers ETF	63,135,214
S&P 500 Dividend Aristocrats ETF	329,692,154
S&P 500® Ex-Technology ETF	1,250,279
S&P MidCap 400 Dividend Aristocrats ETF	9,229,712

130 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights of K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF include the accounts of Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of K-1 Free Crude Oil Strategy ETF and Cayman Portfolio I, a wholly-owned subsidiary of Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

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•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2017, none of the Funds had any unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

132 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Breakeven Inflation Investing Risk

Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•  Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•  Risks Associated with the Use of Commodity Futures Contracts

K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current "spot" or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•  Active Management Risk

The performance of actively managed funds (CDS Short North American HY Credit ETF, K-1 Fee Crude Oil Strategy ETF and Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 133

Fund's investment objective. The Advisor's judgments about a Fund's investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•  Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market's expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators' and/or investor's demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•  Rolling Futures Contract Risk

K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. A Fund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and are replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•  Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

134 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At a meeting held on September 11-12, 2017, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement"), each for certain series of ProShares, between the Trust, on behalf of each of its operational series ( "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Existing Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Existing Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Existing Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index.

Also at the meeting, the Board unanimously approved the Unitary Fee Agreement with respect to two new series of the Trust, the ProShares Decline of the Retail Store ETF and the ProShares Long Online/Short Stores ETF (the "New Funds"). In addition, the Unitary Fee Agreement was renewed on behalf of ProShares Equities for Rising Rates ETF, which was initially unanimously approved by the Board at a meeting held on March 7, 2017. The Existing Funds and the New Funds are each referred to below as "Funds".

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement and the Unitary Fee Agreement for each applicable Fund were fair and reasonable and in the best interests of such Fund and its shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement and the Unitary Fee Agreement, including:

(i)  detailed information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the various Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Funds;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were proposed to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In addition, the Independent Trustees retained the services of an independent consultant, Fuse Research Network ("FUSE"), to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Existing Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 11-12, 2017, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions with respect to the renewal of any Advisory Agreement or Unitary Fee Agreement with respect to a Fund may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors they deemed relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from its relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 135

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Funds, and concluded that the services provided, and to be provided, as applicable, by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

•  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with the Existing Funds, as well as compliance activities to be performed with respect to the New Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer ("CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to the New Funds, were of high quality, (ii) the Advisor successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Existing Funds and to be provided to the New Funds.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and to be provided to the New Funds, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have investment goals, investment styles and operations substantially similar to the Funds. The Board noted that this was especially true for certain Funds which were designed to be first to market. Notwithstanding this challenge, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees.

The Board reviewed information prepared by FUSE comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain Funds are unique and therefore no ETF or mutual fund was a perfect comparison for such Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account. With respect to the New Funds, the Board reviewed peer group information prepared by FUSE comparing the contractual advisory fee rate to be paid by the New Funds to other ETFs with investment objectives most similar to the New Funds.

The Board considered and discussed the fees charged and the services provided by the Advisor as sub-advisor to certain series of the Ivy Funds, noting the differences between services provided by the Advisor to each Fund.

136 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)PROSHARES TRUST

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds, but concluded that the Funds' advisory fee rates were reasonable given the services provided (or proposed to be provided in the case of the New Funds).

Profitability

The Board considered the significant drivers of cost incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Existing Funds.

The Board recognized that it is difficult to compare the Advisor's profitability to that of other managers because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2017, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds that are Matching Funds or Geared Funds, the correlation of such Existing Fund's performance with the performance of its underlying benchmark (or relevant inverse or multiple thereof) was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, the ProShares Inflation Expectations ETF, which pays 0.55%, and the ProShares CDS Short North American HY Credit ETF, which pays 0.65%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2018. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Existing Funds. With respect to the New Funds, the Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Funds to approve the Unitary Fee Agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 137

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2017 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2017. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2017.

As of October 31, 2017, the Funds' federal tax information is as follow:

Fund	QDI	DRD	QII
DJ Brookfield Global Infrastructure ETF	95.02%	24.70%	0.00%
Equities For Rising Rates ETF	100.00	100.00	0.00
Global Listed Private Equity ETF	46.94	39.97	0.00
High Yield-Interest Rate Hedged	0.00	0.00	94.41
Inflation Expectations ETF	0.00	0.00	96.71
Investment Grade-Interest Rate Hedged	0.00	0.00	80.91
K-1 Free Crude Oil Strategy ETF	0.00	0.00	0.00
Large Cap Core Plus	100.00	100.00	0.00
Managed Futures Strategy ETF	0.00	0.00	0.00
Merger ETF	100.00	69.30	0.27
Morningstar Alternatives Solution ETF	66.49	44.91	0.00
MSCI EAFE Dividend Growers ETF	99.29	0.00	0.00
MSCI Emerging Markets Dividend Growers ETF	54.60	0.00	0.00
MSCI Europe Dividend Growers ETF	100.00	0.00	0.00
RAFI® Long/Short	100.00	100.00	0.00
Russell 2000 Dividend Growers ETF	100.00	100.00	0.00
S&P 500 Dividend Aristocrats ETF	100.00	100.00	0.00
S&P 500® Ex-Energy ETF	100.00	100.00	0.00
S&P 500® Ex-Financials ETF	100.00	100.00	0.00
S&P 500® Ex-Health Care ETF	98.46	99.08	0.00
S&P 500® Ex-Technology ETF	100.00	100.00	0.00
S&P Midcap 400 Dividend Aristocrats ETF	100.00	100.00	0.00
Short Term USD Emerging Markets Bond ETF	0.00	0.00	0.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2017, the Funds do not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.

Funds with Equalization

For the tax year ended October 31, 2017, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Funds	Long-Term
Large Cap Core Plus	$3,856,826
Russell 2000 Dividend Growers ETF	358,204
S&P 500® Ex-Energy ETF	1,527
S&P 500® Ex-Health Care ETF	714
S&P 500® Ex-Technology ETF	1,387
S&P Midcap 400 Dividend Aristocrats ETF	661,013

138 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 139

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Strategic ETFs seek returns that are either 1x or -1x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with inverse multiple and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P MidCap 400® Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500 Ex-Energy Index", "S&P 500 Ex-Financials & Real Estate Index", "S&P 500 Ex-Health Care Index", "S&P 500 Ex-Information Technology & Telecommunication Services Index"and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" is a trademark of Russell Investment Group. "MSCI EAFE Dividend Masters Index", "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model - Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG, "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. "FTSE Developed Europe All Cap Index" is a trademark of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2018 ProShare Advisors LLC. All rights reserved.   PSSSA1117

SEMIANNUAL REPORT

NOVEMBER 30, 2017

Geared

TBF  Short 20+ Year Treasury

TBX  Short 7-10 Year Treasury

SBM  Short Basic Materials

DOG  Short Dow30SM

SEF  Short Financials

YXI  Short FTSE China 50

SJB  Short High Yield

MYY  Short MidCap400

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

DDG  Short Oil & Gas

PSQ  Short QQQ®

REK  Short Real Estate

RWM  Short Russell2000

SH  Short S&P500®

SBB  Short SmallCap600

UBT  Ultra 20+ Year Treasury

UST  Ultra 7-10 Year Treasury

UYM  Ultra Basic Materials

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

DDM  Ultra Dow30SM

UYG  Ultra Financials

XPP  Ultra FTSE China 50

UPV  Ultra FTSE Europe

GDXX  Ultra Gold Miners

RXL  Ultra Health Care

UJB  Ultra High Yield

UXI  Ultra Industrials

MVV  Ultra MidCap400

UBR  Ultra MSCI Brazil Capped

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

EZJ  Ultra MSCI Japan

BIB  Ultra Nasdaq Biotechnology

DIG  Ultra Oil & Gas

QLD  Ultra QQQ®

URE  Ultra Real Estate

UWM  Ultra Russell2000

SSO  Ultra S&P500®

USD  Ultra Semiconductors

SAA  Ultra SmallCap600

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

UDOW  UltraPro Dow30SM

FINU  UltraPro Financial Select Sector

UMDD  UltraPro MidCap400

UBIO  UltraPro Nasdaq Biotechnology

TQQQ  UltraPro QQQ®

URTY  UltraPro Russell2000

UPRO  UltraPro S&P500®

TTT  UltraPro Short 20+ Year Treasury

SDOW  UltraPro Short Dow30SM

FINZ  UltraPro Short Financial Select Sector

SMDD  UltraPro Short MidCap400

ZBIO  UltraPro Short Nasdaq Biotechnology

SQQQ  UltraPro Short QQQ®

SRTY  UltraPro Short Russell2000

SPXU  UltraPro Short S&P500®

TBT  UltraShort 20+ Year Treasury

PST  UltraShort 7-10 Year Treasury

SMN  UltraShort Basic Materials

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

DXD  UltraShort Dow30SM

SKF  UltraShort Financials

FXP  UltraShort FTSE China 50

EPV  UltraShort FTSE Europe

GDXS  UltraShort Gold Miners

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

MZZ  UltraShort MidCap400

BZQ  UltraShort MSCI Brazil Capped

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EWV  UltraShort MSCI Japan

BIS  UltraShort Nasdaq Biotechnology

DUG  UltraShort Oil & Gas

QID  UltraShort QQQ®

SRS  UltraShort Real Estate

TWM  UltraShort Russell2000

SDS  UltraShort S&P500®

SSG  UltraShort Semiconductors

SDD  UltraShort SmallCap600

REW  UltraShort Technology

SDP  UltraShort Utilities

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLVI	Expense Examples
1	Schedule of Portfolio Investments
200	Statements of Assets and Liabilities
216	Statements of Operations
232	Statements of Changes in Net Assets
262	Financial Highlights
308	Notes to Financial Statements
339	Board Approval of Investment Advisory Agreement
342	Miscellaneous Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six-month period ended November 30, 2017.

Equity Markets Strong

It was a strong six months for U.S. equities markets, which shrugged off hurricanes and political tensions in Washington and abroad to rise throughout the period. Large-, mid- and small-cap stocks turned in solid results. The S&P 500® and the Dow® were up 10.9% and 17%, respectively, while the S&P MidCap 400® gained 11.2% and the Russell 2000® Index rose 13.4%. The tech-heavy NASDAQ-100 Index rose 10.57%.

All ten sectors in the Dow Jones U.S. Industry Indices saw positive returns during the six-month period. Financials was the highest performing sector, followed by basic materials and technology, up 16%, 14.5% and 14%, respectively. Consumer services, consumer goods and telecommunications brought up the rear but still gained with returns of 5.4%, 3.1% and 1.8%.

Global equities had a solid six months. Developed markets outside North America rose 7.9% according to the MSCI EAFE Index. Japanese and emerging markets stocks were particularly strong, returning 13.2% and 13%, respectively, according to the MSCI Japan and MSCI Emerging Markets Indexes. European equities lagged those in the United States, returning a modest 6% for the period, as measured by the MSCI Europe Index. Despite a U.S. dollar rally late in the period, the Bloomberg Dollar Spot Index declined 2.9%.

Bond Markets Mixed

The overall U.S. bond market returned just 0.7% during the six month period, according to the Bloomberg Barclays U.S. Aggregate Bond Index. The Fed hiked its overnight lending rate by 25 basis points at the start of the period in June, its second increase this year. A third planned increase was widely expected in December. In this environment, corporate credit rose while Treasury returns were mixed. Continued equity market tailwinds and rising oil prices mid period helped lift the high-yield bond market 1.7%, as reflected in the Markit iBoxx $ Liquid High Yield Index. Investment grade bonds rose as well, up 2% in the Markit iBoxx $ Liquid Investment Grade

Index. Long-dated Treasurys gained 2% according to the Ryan Labs Treasury 30 Year Index, but shorter-term bonds suffered. Five- and ten-year Treasurys declined 0.8% and 1%, respectively, according to the Ryan Labs Treasury 5 Year and 10 Year Indexes.

ProShares Lineup Expands

At the forefront of the ETF revolution, the company recently celebrated its 20th anniversary. ProShares offers one of the largest lineups of ETFs, with more than $29 billion in assets, and is the leader in strategies such as dividend growth, alternative and geared (leveraged and inverse).

Adding to that lineup, ProShares launched three funds during the six-month period. The ProShares Equities for Rising Rates ETF (EQRR) was launched in July. It is the first U.S. equity ETF specifically designed to outperform traditional large-cap indexes, such as the S&P 500, in a rising interest rate environment. In November, ProShares launched two Retail Disruption ETFs designed to help investors benefit from the changing retail landscape. The ProShares Decline of the Retail Store ETF (EMTY) is the first ETF specifically designed to benefit from the decline of bricks-and-mortar retailers. The ProShares Long Online/Short Stores (CLIX) is the first ETF to provide investors opportunities arising from both the potential growth of online companies and the decline of bricks-and-mortar retailers.

Thank you for investing in ProShares. Exciting times are ahead, and we appreciate your continued trust and confidence. Please visit us at ProShares.com to learn about the complete lineup of ProShares ETFs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index is market value weighted and consists of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index is market value weighted and consists of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(96%)
Futures Contracts	(5%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: III

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	84.3%
Metals & Mining	14.9%
Paper & Forest Products	0.7%
Oil, Gas & Consumable Fuels	0.1%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	22.7%
Information Technology	17.2%
Financials	16.6%
Consumer Discretionary	14.8%
Health Care	13.0%
Consumer Staples	6.6%
Energy	5.7%
Materials	2.0%
Telecommunication Services	1.4%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
Diversified Financials	26.9%
Real Estate	19.1%
Insurance	14.6%
Software & Services	6.7%

IV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	48.9%
Energy	11.0%
Information Technology	10.5%
Telecommunication Services	9.4%
Real Estate	7.8%
Consumer Discretionary	5.8%
Industrials	5.1%
Materials	1.0%
Utilities	0.5%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: V

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	17.2%
Industrials	15.7%
Consumer Discretionary	11.9%
Real Estate	9.2%
Health Care	7.6%
Materials	7.1%
Utilities	5.6%
Energy	4.0%
Consumer Staples	3.7%
Telecommunication Services	0.2%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.3%
United Kingdom	17.4%
France	10.7%
Germany	9.8%
Other	9.8%
Switzerland	8.0%
Australia	6.8%
Netherlands	3.6%
Hong Kong	3.5%
Spain	3.3%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	21.2%
Industrials	14.5%
Consumer Discretionary	12.2%
Consumer Staples	11.3%
Health Care	10.2%
Materials	8.0%
Information Technology	6.5%
Energy	5.2%
Telecommunication Services	4.1%
Real Estate	3.5%
Utilities	3.3%

VI :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	30.1%
Korea	15.6%
Taiwan	11.5%
Others	9.5%
India	8.6%
Brazil	6.9%
South Africa	6.9%
Russia	3.4%
Mexico	3.1%
Thailand	2.2%
Indonesia	2.2%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	28.3%
Financials	23.2%
Consumer Discretionary	10.5%
Materials	7.2%
Energy	6.7%
Consumer Staples	6.3%
Industrials	5.3%
Telecommunication Services	4.9%
Real Estate	2.7%
Utilities	2.5%
Health Care	2.4%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	85.7%
Energy Equipment & Services	13.5%
Electric Utilities	0.5%
Semiconductors & Semiconductor Equipment	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: VII

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(1%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	60.6%
Consumer Discretionary	21.1%
Health Care	10.3%
Consumer Staples	4.9%
Industrials	2.2%
Telecommunication Services	0.9%

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92.8%
Mortgage Real Estate Investment Trusts (REITs)	4.5%
Real Estate Management & Development	2.7%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(99%)
Futures Contracts	(1%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	18.1%
Information Technology	16.8%
Health Care	15.7%
Industrials	15.1%
Consumer Discretionary	11.9%
Real Estate	7.2%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Consumer Staples	2.7%
Telecommunication Services	0.8%

VIII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	24.0%
Financials	14.8%
Health Care	14.1%
Consumer Discretionary	12.1%
Industrials	10.1%
Consumer Staples	8.1%
Energy	5.8%
Utilities	3.1%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	2.0%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Industrials	19.3%
Financials	17.0%
Consumer Discretionary	15.4%
Information Technology	14.2%
Health Care	13.0%
Real Estate	5.7%
Materials	5.3%
Energy	3.2%
Utilities	2.9%
Consumer Staples	2.9%
Telecommunication Services	1.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: IX

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index is market value weighted and consists of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years and has $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the "Fed"). In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	73%
Swaps Agreements	124%
Futures Contracts	4%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index is market value weighted and consists of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the "Fed"). In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	80%
Swaps Agreements	116%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

X :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swaps Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
DowDuPont, Inc.	18.3%
Monsanto Co.	5.7%
Praxair, Inc.	4.8%
Air Products & Chemicals, Inc.	3.9%
Ecolab, Inc.	3.8%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	84.3%
Metals & Mining	14.9%
Paper & Forest Products	0.7%
Oil, Gas & Consumable Fuels	0.1%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swaps Agreements	117%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	8.4%
Coca-Cola Co. (The)	6.4%
PepsiCo, Inc.	6.1%
Philip Morris International, Inc.	5.8%
Altria Group, Inc.	4.8%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Food, Beverage & Tobacco	47.6%
Household & Personal Products	18.3%
Consumer Durables & Apparel	14.4%
Automobiles & Components	11.4%
Software & Services	4.0%
Capital Goods	2.2%
Retailing	1.3%
Diversified Financials	0.4%
Food & Staples Retailing	0.2%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XI

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swaps Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	10.6%
Home Depot, Inc. (The)	4.8%
Comcast Corp., Class A	4.0%
Walt Disney Co. (The)	3.7%
Wal-Mart Stores, Inc.	3.2%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	40.0%
Media	22.1%
Consumer Services	16.9%
Food & Staples Retailing	13.0%
Transportation	4.0%
Health Care Equipment & Services	2.0%
Commercial & Professional Services	1.6%
Software & Services	0.2%
Capital Goods	0.1%
Technology Hardware & Equipment	0.1%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swaps Agreements	119%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	5.7%
Goldman Sachs Group, Inc. (The)	5.1%
3M Co.	5.0%
UnitedHealth Group, Inc.	4.7%
Home Depot, Inc. (The)	3.7%

Dow Jones Industrial
Average – Composition

% of Index
Industrials	22.7%
Information Technology	17.2%
Financials	16.6%
Consumer Discretionary	14.8%
Health Care	13.0%
Consumer Staples	6.6%
Energy	5.7%
Materials	2.0%
Telecommunication Services	1.4%

XII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swaps Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.6%
JPMorgan Chase & Co.	5.5%
Bank of America Corp.	4.1%
Wells Fargo & Co.	3.8%
Visa, Inc., Class A	3.1%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	32.7%
Diversified Financials	26.9%
Real Estate	19.1%
Insurance	14.6%
Software & Services	6.7%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index"). The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	48.9%
Energy	11.0%
Information Technology	10.5%
Telecommunication Services	9.4%
Real Estate	7.8%
Consumer Discretionary	5.8%
Industrials	5.1%
Materials	1.0%
Utilities	0.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XIII

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index® (the "Index"). The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the UK.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
United Kingdom	24.4%
France	15.0%
Germany	15.0%
Switzerland	13.5%
Others	6.9%
Netherlands	6.5%
Spain	5.1%
Sweden	4.9%
Italy	3.9%
Denmark	2.8%
Belgium	2.0%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	20.5%
Industrials	14.4%
Consumer Staples	12.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Materials	8.1%
Energy	6.8%
Information Technology	5.2%
Utilities	3.6%
Telecommunication Services	3.4%
Real Estate	2.4%

ProShares Ultra Gold Miners (Ticker: GDXX)

ProShares Ultra Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining of gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	138%
Exchange Traded Fund	62%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VanEck Vectors Gold Miners ETF*	61.4%

*The most recent annual and semi-annual reports can be found at www.vaneck.com

NYSE Arca Gold Miners
Index – Composition

% of Index
Materials	100.0%

XIV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swaps Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.0%
UnitedHealth Group, Inc.	5.3%
Pfizer, Inc.	5.2%
AbbVie, Inc.	3.7%
Merck & Co., Inc.	3.6%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals	32.7%
Biotechnology	22.5%
Health Care Equipment & Supplies	21.3%
Health Care Providers & Services	18.4%
Life Sciences Tools & Services	5.0%
Commercial Services & Supplies	0.1%

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	127%
Exchange Traded Funds	73%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF*	72.5%

*The most recent annual and semi-annual reports can be found at www.ishares.com

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XV

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swaps Agreements	115%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	4.1%
Boeing Co. (The)	3.9%
3M Co.	3.7%
Honeywell International, Inc.	3.0%
Union Pacific Corp.	2.6%

Dow Jones U.S. Industrials
Index – Composition

% of Index
Capital Goods	57.4%
Software & Services	13.4%
Transportation	12.4%
Materials	6.0%
Technology Hardware & Equipment	5.0%
Commercial & Professional Services	4.2%
Pharmaceuticals, Biotechnology	1.4%
Utilities	0.2%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swaps Agreements	109%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Take-Two Interactive Software, Inc.	0.6%
NVR, Inc.	0.6%
Cognex Corp.	0.6%
SVB Financial Group	0.6%
Teleflex, Inc.	0.6%

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	17.2%
Industrials	15.7%
Consumer Discretionary	11.9%
Real Estate	9.2%
Health Care	7.6%
Materials	7.1%
Utilities	5.6%
Energy	4.0%
Consumer Staples	3.7%
Telecommunication Services	0.2%

XVI :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	36.4%
Materials	14.7%
Consumer Staples	14.4%
Energy	7.6%
Industrials	6.2%
Utilities	5.8%
Consumer Discretionary	5.8%
Telecommunication Services	2.8%
Information Technology	2.5%
Health Care	2.2%
Real Estate	1.6%

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.3%
United Kingdom	17.4%
France	10.7%
Germany	9.8%
Others	9.8%
Switzerland	8.0%
Australia	6.8%
Netherlands	3.6%
Hong Kong	3.5%
Spain	3.3%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	21.2%
Industrials	14.5%
Consumer Discretionary	12.2%
Consumer Staples	11.3%
Health Care	10.2%
Materials	8.0%
Information Technology	6.5%
Energy	5.2%
Telecommunication Services	4.1%
Real Estate	3.5%
Utilities	3.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XVII

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	30.1%
Korea	15.6%
Taiwan	11.5%
Others	9.5%
India	8.6%
Brazil	6.9%
South Africa	6.9%
Russia	3.4%
Mexico	3.1%
Thailand	2.2%
Indonesia	2.2%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	28.3%
Financials	23.2%
Consumer Discretionary	10.5%
Materials	7.2%
Energy	6.7%
Consumer Staples	6.3%
Industrials	5.3%
Telecommunication Services	4.9%
Real Estate	2.7%
Utilities	2.5%
Health Care	2.4%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swaps Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.8%
Consumer Discretionary	20.2%
Information Technology	13.0%
Financials	12.6%
Consumer Staples	7.7%
Health Care	7.0%
Materials	6.7%
Telecommunication Services	5.4%
Real Estate	3.9%
Utilities	1.7%
Energy	1.0%

XVIII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swaps Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Biogen, Inc.	7.1%
Amgen, Inc.	6.9%
Gilead Sciences, Inc.	6.2%
Celgene Corp.	5.0%
Regeneron Pharmaceuticals, Inc.	4.6%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	80.9%
Pharmaceuticals	10.3%
Life Sciences Tools & Services	8.4%
Health Care Equipment & Supplies	0.3%
Health Care Technology	0.1%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	20.6%
Chevron Corp.	13.2%
Schlumberger Ltd.	5.1%
ConocoPhillips	3.6%
EOG Resources, Inc.	3.5%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	85.7%
Energy Equipment & Services	13.5%
Electric Utilities	0.5%
Semiconductors & Semiconductor Equipment	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XIX

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swaps Agreements	117%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.5%
Microsoft Corp.	7.0%
Amazon.com, Inc.	6.1%
Facebook, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	60.6%
Consumer Discretionary	21.1%
Health Care	10.3%
Consumer Staples	4.9%
Industrials	2.2%
Telecommunication Services	0.9%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swaps Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	4.4%
Simon Property Group, Inc.	3.6%
Crown Castle International Corp.	3.2%
Equinix, Inc.	2.6%
Prologis, Inc.	2.5%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92.8%
Mortgage Real Estate Investment Trusts (REITs)	4.5%
Real Estate Management & Development	2.7%

XX :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swaps Agreements	119%
Futures Contracts	1%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	0.3%
Bluebird Bio, Inc.	0.3%
Exact Sciences Corp.	0.3%
GrubHub, Inc.	0.2%
Curtiss-Wright Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	18.1%
Information Technology	16.8%
Health Care	15.7%
Industrials	15.1%
Consumer Discretionary	11.9%
Real Estate	7.2%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Consumer Staples	2.7%
Telecommunication Services	0.8%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swaps Agreements	121%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.6%
Facebook, Inc., Class A	1.4%
Johnson & Johnson	1.3%

S&P 500 – Composition

% of Index
Information Technology	24.0%
Financials	14.8%
Health Care	14.1%
Consumer Discretionary	12.1%
Industrials	10.1%
Consumer Staples	8.1%
Energy	5.8%
Utilities	3.1%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXI

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swaps Agreements	116%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.9%
NVIDIA Corp.	10.2%
Broadcom Ltd.	9.6%
QUALCOMM, Inc.	8.3%
Texas Instruments, Inc.	8.2%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.7%
Technology Hardware & Equipment	0.3%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swaps Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	0.9%
ALLETE, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
Spire, Inc.	0.4%
Chemed Corp.	0.4%

S&P SmallCap 600 – Composition

% of Index
Industrials	19.3%
Financials	17.0%
Consumer Discretionary	15.4%
Information Technology	14.2%
Health Care	13.0%
Real Estate	5.7%
Materials	5.3%
Energy	3.2%
Utilities	2.9%
Consumer Staples	2.9%
Telecommunication Services	1.1%

XXII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index").The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swaps Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.0%
Microsoft Corp.	9.5%
Facebook, Inc., Class A	6.2%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	4.5%

Dow Jones U.S. Technology
Index – Composition

% of Index
Software & Services	53.4%
Technology Hardware & Equipment	26.3%
Semiconductors & Semiconductor Equipment	19.0%
Health Care Equipment & Services	0.9%
Telecommunication Services	0.1%
Consumer Durables & Apparel	0.1%
Capital Goods	0.1%
Commercial & Professional Services	0.1%
ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swaps Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	8.6%
AT&T, Inc.	8.1%
CenturyLink, Inc.	6.5%
T-Mobile US, Inc.	5.1%
Vonage Holdings Corp.	4.4%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Diversified Telecommunication	71.6%
Wireless Telecommunication Services	28.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXIII

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swaps Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	7.0%
Duke Energy Corp.	5.9%
Dominion Energy, Inc.	5.1%
Southern Co. (The)	4.8%
Exelon Corp.	3.8%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electric Utilities	58.0%
Multi-Utilities	30.6%
Gas Utilities	5.5%
Independent Power and Renewable Electricity Producers	3.1%
Water Utilities	2.8%

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swaps Agreements	218%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	6.0%
Goldman Sachs Group, Inc. (The)	5.4%
3M Co.	5.3%
UnitedHealth Group, Inc.	4.9%
Home Depot, Inc. (The)	3.9%

Dow Jones Industrial
Average – Composition

% of Index
Industrials	22.7%
Information Technology	17.2%
Financials	16.6%
Consumer Discretionary	14.8%
Health Care	13.0%
Consumer Staples	6.6%
Energy	5.7%
Materials	2.0%
Telecommunication Services	1.4%

XXIV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Financial Select Sector (Ticker: FINU)

ProShares UltraPro Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P Financial Select Sector Index (the "Index"). The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and real estate investment trusts.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swaps Agreements	228%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	8.1%
JPMorgan Chase & Co.	8.0%
Bank of America Corp.	6.0%
Wells Fargo & Co.	5.5%
Citigroup, Inc.	4.5%

S&P Financial Select Sector
Index – Composition

% of Index
Banks	44.3%
Capital Markets	20.7%
Insurance	18.5%
Diversified Financial Services	11.3%
Consumer Finance	5.2%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swaps Agreements	229%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Take-Two Interactive Software, Inc.	0.5%
SVB Financial Group	0.4%
Cognex Corp.	0.4%
Teleflex, Inc.	0.4%
NVR, Inc.	0.4%

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	17.2%
Industrials	15.7%
Consumer Discretionary	11.9%
Real Estate	9.2%
Health Care	7.6%
Materials	7.1%
Utilities	5.6%
Energy	4.0%
Consumer Staples	3.7%
Telecommunication Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXV

ProShares UltraPro Nasdaq Biotechnology (Ticker: UBIO)

ProShares UltraPro Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swaps Agreements	220%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Biogen, Inc.	6.9%
Amgen, Inc.	6.7%
Gilead Sciences, Inc.	6.1%
Celgene Corp.	4.9%
Regeneron Pharmaceuticals, Inc.	4.5%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	80.9%
Pharmaceuticals	10.3%
Life Sciences Tools & Services	8.4%
Health Care Equipment & Supplies	0.3%
Health Care Technology	0.1%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swaps Agreements	221%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.0%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Facebook, Inc., Class A	4.3%
Alphabet, Inc., Class C	3.6%

NASDAQ-100 Index – Composition

% of Index
Information Technology	60.6%
Consumer Discretionary	21.1%
Health Care	10.3%
Consumer Staples	4.9%
Industrials	2.2%
Telecommunication Services	0.9%

XXVI :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	218%
Futures Contracts	2%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	0.3%
Bluebird Bio, Inc.	0.3%
Exact Sciences Corp.	0.3%
GrubHub, Inc.	0.2%
Curtiss-Wright Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	18.1%
Information Technology	16.8%
Health Care	15.7%
Industrials	15.1%
Consumer Discretionary	11.9%
Real Estate	7.2%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Consumer Staples	2.7%
Telecommunication Services	0.8%

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swaps Agreements	225%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.8%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.5%
Facebook, Inc., Class A	1.3%
Johnson & Johnson	1.2%

S&P 500 – Composition

% of Index
Information Technology	24.0%
Financials	14.8%
Health Care	14.1%
Consumer Discretionary	12.1%
Industrials	10.1%
Consumer Staples	8.1%
Energy	5.8%
Utilities	3.1%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXVII

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index is market value weighted and consists of designed to measure the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299)%
Futures Contracts	(1)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299)%
Futures Contracts	(1)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	22.7%
Information Technology	17.2%
Financials	16.6%
Consumer Discretionary	14.8%
Health Care	13.0%
Consumer Staples	6.6%
Energy	5.7%
Materials	2.0%
Telecommunication Services	1.4%

XXVIII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Financial Select Sector (Ticker: FINZ)

ProShares UltraPro Short Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P Financial Select Sector Index (the "Index"). The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and real estate investment trusts.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index – Composition

% of Index
Banks	44.3%
Capital Markets	20.7%
Insurance	18.5%
Diversified Financial Services	11.3%
Consumer Finance	5.2%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(283)%
Futures Contracts	(17)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	17.2%
Industrials	15.7%
Consumer Discretionary	11.9%
Real Estate	9.2%
Health Care	7.6%
Materials	7.1%
Utilities	5.6%
Energy	4.0%
Consumer Staples	3.7%
Telecommunication Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXIX

ProShares UltraPro Short Nasdaq Biotechnology (Ticker: ZBIO)

ProShares UltraPro Short Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.9%
Pharmaceuticals	10.3%
Life Sciences Tools & Services	8.4%
Health Care Equipment & Supplies	0.3%
Health Care Technology	0.1%

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299)%
Futures Contracts	(1)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	60.6%
Consumer Discretionary	21.1%
Health Care	10.3%
Consumer Staples	4.9%
Industrials	2.2%
Telecommunication Services	0.9%

XXX :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(298)%
Futures Contracts	(2)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	18.1%
Information Technology	16.8%
Health Care	15.7%
Industrials	15.1%
Consumer Discretionary	11.9%
Real Estate	7.2%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Consumer Staples	2.7%
Telecommunication Services	0.8%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process the factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total Exposure	(300)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	24.0%
Financials	14.8%
Health Care	14.1%
Consumer Discretionary	12.1%
Industrials	10.1%
Consumer Staples	8.1%
Energy	5.8%
Utilities	3.1%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXXI

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index is market values weighted and consists of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Futures Contracts	(2)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Index is market value weighted and is designed to measure the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Futures Contracts	(2)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

XXXII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	84.3%
Metals & Mining	14.9%
Paper & Forest Products	0.7%
Oil, Gas & Consumable Fuels	0.1%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	47.6%
Household & Personal Products	18.3%
Consumer Durables & Apparel	14.4%
Automobiles & Components	11.4%
Software & Services	4.0%
Capital Goods	2.2%
Retailing	1.3%
Diversified Financials	0.4%
Food & Staples Retailing	0.2%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXXIII

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	40.0%
Media	22.1%
Consumer Services	16.9%
Food & Staples Retailing	13.0%
Transportation	4.0%
Health Care Equipment & Services	2.0%
Commercial & Professional Services	1.6%
Software & Services	0.2%
Capital Goods	0.1%
Technology Hardware & Equipment	0.1%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197)%
Futures Contracts	(3)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	22.7%
Information Technology	17.2%
Financials	16.6%
Consumer Discretionary	14.8%
Health Care	13.0%
Consumer Staples	6.6%
Energy	5.7%
Materials	2.0%
Telecommunication Services	1.4%

XXXIV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
Diversified Financials	26.9%
Real Estate	19.1%
Insurance	14.6%
Software & Services	6.7%

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	48.9%
Energy	11.0%
Information Technology	10.5%
Telecommunication Services	9.4%
Real Estate	7.8%
Consumer Discretionary	5.8%
Industrials	5.1%
Materials	1.0%
Utilities	0.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXXV

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index® (the "Index"). The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the UK.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
United Kingdom	24.4%
France	15.0%
Germany	15.0%
Switzerland	13.5%
Others	6.9%
Netherlands	6.5%
Spain	5.1%
Sweden	4.9%
Italy	3.9%
Denmark	2.8%
Belgium	2.0%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	20.5%
Industrials	14.4%
Consumer Staples	12.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Materials	8.1%
Energy	6.8%
Information Technology	5.2%
Utilities	3.6%
Telecommunication Services	3.4%
Real Estate	2.4%

ProShares UltraShort Gold Miners (Ticker: GDXS)

ProShares UltraShort Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining of gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NYSE Arca Gold Miners Index – Composition

% of Index
Materials	100.0%

XXXVI :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	32.7%
Biotechnology	22.5%
Health Care Equipment & Supplies	21.3%
Health Care Providers & Services	18.4%
Life Sciences Tools & Services	5.0%
Commercial Services & Supplies	0.1%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	57.4%
Software & Services	13.4%
Transportation	12.4%
Materials	6.0%
Technology Hardware & Equipment	5.0%
Commercial & Professional Services	4.2%
Pharmaceuticals, Biotechnology	1.4%
Utilities	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXXVII

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(190)%
Futures Contracts	(10)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	17.2%
Industrials	15.7%
Consumer Discretionary	11.9%
Real Estate	9.2%
Health Care	7.6%
Materials	7.1%
Utilities	5.6%
Energy	4.0%
Consumer Staples	3.7%
Telecommunication Services	0.2%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	36.4%
Materials	14.7%
Consumer Staples	14.4%
Energy	7.6%
Industrials	6.2%
Utilities	5.8%
Consumer Discretionary	5.8%
Telecommunication Services	2.8%
Information Technology	2.5%
Health Care	2.2%
Real Estate	1.6%

XXXVIII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.3%
United Kingdom	17.4%
France	10.7%
Germany	9.8%
Others	9.8%
Switzerland	8.0%
Australia	6.8%
Netherlands	3.6%
Hong Kong	3.5%
Spain	3.3%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	21.2%
Industrials	14.5%
Consumer Discretionary	12.2%
Consumer Staples	11.3%
Health Care	10.2%
Materials	8.0%
Information Technology	6.5%
Energy	5.2%
Telecommunication Services	4.1%
Real Estate	3.5%
Utilities	3.3%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	30.1%
Korea	15.6%
Taiwan	11.5%
Others	9.5%
India	8.6%
Brazil	6.9%
South Africa	6.9%
Russia	3.4%
Mexico	3.1%
Thailand	2.2%
Indonesia	2.2%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	28.3%
Financials	23.2%
Consumer Discretionary	10.5%
Materials	7.2%
Energy	6.7%
Consumer Staples	6.3%
Industrials	5.3%
Telecommunication Services	4.9%
Real Estate	2.7%
Utilities	2.5%
Health Care	2.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XXXIX

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.8%
Consumer Discretionary	20.2%
Information Technology	13.0%
Financials	12.6%
Consumer Staples	7.7%
Health Care	7.0%
Materials	6.7%
Telecommunication Services	5.4%
Real Estate	3.9%
Utilities	1.7%
Energy	1.0%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.9%
Pharmaceuticals	10.3%
Life Sciences Tools & Services	8.4%
Health Care Equipment & Supplies	0.3%
Health Care Technology	0.1%

XL :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	85.7%
Energy Equipment & Services	13.5%
Electric Utilities	0.5%
Semiconductors & Semiconductor Equipment	0.3%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	60.6%
Consumer Discretionary	21.1%
Health Care	10.3%
Consumer Staples	4.9%
Industrials	2.2%
Telecommunication Services	0.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XLI

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92.8%
Mortgage Real Estate Investment Trusts (REITs)	4.5%
Real Estate Management & Development	2.7%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Futures Contracts	(2)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	18.1%
Information Technology	16.8%
Health Care	15.7%
Industrials	15.1%
Consumer Discretionary	11.9%
Real Estate	7.2%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Consumer Staples	2.7%
Telecommunication Services	0.8%

XLII :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(196)%
Futures Contracts	(4)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	24.0%
Financials	14.8%
Health Care	14.1%
Consumer Discretionary	12.1%
Industrials	10.1%
Consumer Staples	8.1%
Energy	5.8%
Utilities	3.1%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	2.0%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.7%
Technology Hardware & Equipment	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XLIII

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Industrials	19.3%
Financials	17.0%
Consumer Discretionary	15.4%
Information Technology	14.2%
Health Care	13.0%
Real Estate	5.7%
Materials	5.3%
Energy	3.2%
Utilities	2.9%
Consumer Staples	2.9%
Telecommunication Services	1.1%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	53.4%
Technology Hardware & Equipment	26.3%
Semiconductors & Semiconductor Equipment	19.0%
Health Care Equipment & Services	0.9%
Telecommunication Services	0.1%
Consumer Durables & Apparel	0.1%
Capital Goods	0.1%
Commercial & Professional Services	0.1%

XLIV :: NOVEMBER 30, 2017 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/17

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	58.0%
Multi-Utilities	30.6%
Gas Utilities	5.5%
Independent Power and Renewable Electricity Producers	3.1%
Water Utilities	2.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2017 (UNAUDITED) :: XLV

EXPENSE EXAMPLES

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 20+ Year Treasury (a)
Actual	$1,000.00	$983.60	$4.53	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
Short 7-10 Year Treasury
Actual	$1,000.00	$1,009.30	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$871.60	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$859.00	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$861.70	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$854.30	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$982.90	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$899.10	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$927.80	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$884.80	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$923.40	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ®
Actual	$1,000.00	$903.90	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$944.60	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$879.80	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500® (a)
Actual	$1,000.00	$906.40	$4.25	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
Short SmallCap600
Actual	$1,000.00	$873.20	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,021.20	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$977.50	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,286.80	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,044.50	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,091.70	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,346.10	$5.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,322.10	$5.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$1,308.30	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$1,109.00	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Gold Miners
Actual	$1,000.00	$943.30	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,222.40	$5.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$1,024.90	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,252.70	$5.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,216.30	$5.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$1,186.10	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,142.90	$5.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,240.00	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,255.40	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,197.10	$5.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,133.50	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,197.00	$5.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,103.00	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,265.50	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,211.10	$4.99	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Ultra Semiconductors
Actual	$1,000.00	$1,393.00	$5.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,275.60	$5.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,270.10	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$858.40	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,132.20	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,552.50	$6.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Financial Select Sector
Actual	$1,000.00	$1,627.50	$6.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,330.50	$5.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Nasdaq Biotechnology
Actual	$1,000.00	$1,281.00	$5.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,293.20	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Russell2000
Actual	$1,000.00	$1,408.80	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,324.40	$5.36	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$938.30	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$628.70	$3.88	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Financial Select Sector
Actual	$1,000.00	$569.70	$3.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$718.20	$4.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Nasdaq Biotechnology
Actual	$1,000.00	$678.70	$4.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short QQQ®
Actual	$1,000.00	$721.70	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$666.40	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500® (a)
Actual	$1,000.00	$738.90	$3.97	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
UltraShort 20+ Year Treasury (a)
Actual	$1,000.00	$963.00	$4.43	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,019.10	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$756.00	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$942.00	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Consumer Services
Actual	$1,000.00	$899.30	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$736.00	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$740.30	$4.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$719.70	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$880.90	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Gold Miners
Actual	$1,000.00	$961.40	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$800.60	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$781.10	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$804.60	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$756.60	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$858.70	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$778.10	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$776.00	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$784.70	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Oil & Gas
Actual	$1,000.00	$848.30	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ®
Actual	$1,000.00	$810.50	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$888.80	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$768.20	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500® (a)
Actual	$1,000.00	$819.30	$4.10	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Semiconductors
Actual	$1,000.00	$666.00	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$757.70	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$754.30	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$866.40	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LIII

(a)  Effective October 1, 2017, the expense limitation of ProShares Short 20+ Year Treasury, ProShares Short S&P500®, ProShares UltraPro Short S&P500®, ProShares UltraShort 20+ Year Treasury and ProShares UltraShort S&P500® was lowered from 0.95% to 0.92%, 0.89%, 0.90%, 0.90% and 0.89%, respectively. Had this expense rate been in effect throughout the entire most recent fiscal half-year, the corresponding table above would have read as follows:

	Beginning Account Value	Ending Account Value 11/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 20+ Year Treasury
Actual	$1,000.00	$983.60	$4.57	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
Short S&P500®
Actual	$1,000.00	$906.40	$4.25	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
UltraPro Short S&P500®
Actual	$1,000.00	$738.90	$3.92	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$963.00	$4.43	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort S&P500®
Actual	$1,000.00	$819.30	$4.06	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

LIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments (a) — 98.0%
Repurchase Agreements (b) — 7.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $45,749,658 (Cost $45,748,361)	$45,748,361	$45,748,361
U.S. Treasury Obligations — 90.2%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	41,000,000	40,993,465
1.05%, 12/14/2017 (c)	36,000,000	35,987,910
1.05%, 12/21/2017 (c)	73,000,000	72,956,707
1.08%, 1/4/2018 (c)	29,000,000	28,970,009
1.08%, 1/11/2018 (c)	42,000,000	41,946,905
1.08%, 1/18/2018 (c)	22,000,000	21,967,367
1.09%, 1/25/2018 (c)	22,000,000	21,962,019
1.12%, 2/1/2018 (c)	27,000,000	26,947,571
1.16%, 2/8/2018 (c)	22,000,000	21,950,402
1.18%, 2/15/2018 (c)	22,000,000	21,944,934
1.16%, 2/22/2018 (c)	21,000,000	20,943,474
1.13%, 3/1/2018 (c)	22,000,000	21,931,663
1.12%, 3/8/2018 (c)	10,000,000	9,966,336
1.15%, 3/15/2018 (c)	10,000,000	9,963,672
1.17%, 3/22/2018 (c)	11,000,000	10,957,435
1.15%, 3/29/2018 (c)	17,000,000	16,928,954
1.20%, 4/5/2018 (c)	11,000,000	10,950,920
1.22%, 4/12/2018 (c)	11,000,000	10,947,869
1.23%, 4/19/2018 (c)	11,000,000	10,945,423
1.25%, 4/26/2018 (c)	16,000,000	15,917,267
1.27%, 5/3/2018 (c)	10,000,000	9,944,431
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$10,000,000	$9,940,222
1.38%, 5/17/2018 (c)	10,000,000	9,936,447
1.41%, 5/24/2018 (c)	16,000,000	15,892,313
1.43%, 5/31/2018 (c)	10,000,000	9,929,234
Total U.S. Treasury Obligations (Cost $530,765,042)		530,722,949
Total Short-Term Investments (Cost $576,513,403)		576,471,310
Total Investments — 98.0% (Cost $576,513,403)		576,471,310
Other assets less liabilities — 2.0%		12,025,004
Net Assets — 100.0%		$588,496,314

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,594,283.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,760,605
Aggregate gross unrealized depreciation	(45,272)
Net unrealized appreciation	$10,715,333
Federal income tax cost	$576,513,403

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury Long Bond	76	3/20/2018	USD	$11,530,625	$115,902

Cash collateral in the amount of $225,720 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

2 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(169,272,131)	(169,386,461)	11/6/2018	Citibank NA	(0.89)%	ICE U.S. Treasury 20+ Year Bond Index	235,568	—	—	235,568
(52,511,210)	(52,040,411)	3/6/2018	Goldman Sachs International	(0.89)%	ICE U.S. Treasury 20+ Year Bond Index	870,237	(756,869)	—	113,368
(89,127,846)	(87,214,287)	12/6/2017	Morgan Stanley & Co. International plc	(0.94)%	ICE U.S. Treasury 20+ Year Bond Index	2,580,664	(2,425,745)	—	154,919
(276,885,372)	(271,857,006)	3/6/2018	Societe Generale	(0.92)%	ICE U.S. Treasury 20+ Year Bond Index	6,955,055	(6,489,088)	(200,000)	265,967
(587,796,559)	(580,498,165)					10,641,524
					Total Appreciation	10,641,524

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 3

Investments	Principal Amount	Value
Short-Term Investments — 96.2%
Repurchase Agreements (a) — 38.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $13,426,383 (Cost $13,426,002)	$13,426,002	$13,426,002
U.S. Treasury Obligations — 57.5%
U.S. Treasury Bills
1.13%, 1/11/2018 (b) (Cost $19,974,261)	20,000,000	19,974,716
Total Short-Term Investments (Cost $33,400,263)		33,400,718
Total Investments — 96.2% (Cost $33,400,263)		33,400,718
Other assets less liabilities — 3.8%		1,316,325
Net Assets — 100.0%		$34,717,043

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$406,675
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$406,675
Federal income tax cost	$33,400,263

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury 10 Year Note	13	3/20/2018	USD	$1,612,609	$9,653

Cash collateral in the amount of $15,015 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(17,247,755)	(17,118,621)	12/6/2018	Bank of America NA	(0.80)%	ICE U.S. Treasury 7-10 Year Bond Index	138,382	—	—	138,382
(16,461,128)	(16,229,650)	11/6/2018	Citibank NA	(0.77)%	ICE U.S. Treasury 7-10 Year Bond Index	258,185	(254,088)	(4,097)	—
(33,708,883)	(33,348,271)					396,567
					Total Appreciation	396,567

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

4 :: TBX SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 5

Investments	Principal Amount	Value
Short-Term Investments — 91.9%
Repurchase Agreements (a) — 91.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,659,913 (Cost $1,659,866)	$1,659,866	$1,659,866
Total Investments — 91.9% (Cost $1,659,866)		1,659,866
Other assets less liabilities — 8.1%		146,170
Net Assets — 100.0%		$1,806,036

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71
Aggregate gross unrealized depreciation	(110,640)
Net unrealized depreciation	$(110,569)
Federal income tax cost	$1,659,866

Swap Agreements1

Short Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(220,005)	(219,799)	11/6/2019	Bank of America NA	(1.09)%	Dow Jones U.S. Basic MaterialsSM Index	(7)	—	7	—
(226,394)	(321,329)	1/8/2018	Credit Suisse International	(1.50)%	Dow Jones U.S. Basic MaterialsSM Index	(101,451)	—	80,000	(21,451)
(339,007)	(342,560)	11/13/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones U.S. Basic MaterialsSM Index	(3,866)	—	—	(3,866)
(292,033)	(291,657)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Basic MaterialsSM Index	71	—	—	71
(623,567)	(628,103)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. Basic MaterialsSM Index	(5,316)	—	5,316	—
(1,701,006)	(1,803,448)					(110,569)
					Total Appreciation	71
					Total Depreciation	(110,640)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

6 :: SBM SHORT BASIC MATERIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 121.0%
Repurchase Agreements (b) — 21.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $56,820,521 (Cost $56,818,911)	$56,818,911	$56,818,911
U.S. Treasury Obligations — 99.2%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	21,000,000	20,996,623
1.05%, 12/14/2017 (c)	18,000,000	17,994,109
1.03%, 12/21/2017 (c)	12,000,000	11,992,917
1.09%, 12/28/2017 (c)	13,000,000	12,989,153
1.08%, 1/4/2018 (c)	15,000,000	14,984,452
1.07%, 1/11/2018 (c)	12,000,000	11,984,796
1.08%, 1/18/2018 (c)	12,000,000	11,982,120
1.09%, 1/25/2018 (c)	12,000,000	11,979,237
1.12%, 2/1/2018 (c)	16,000,000	15,968,931
1.15%, 2/8/2018 (c)	11,000,000	10,975,122
1.17%, 2/15/2018 (c)	11,000,000	10,972,482
1.17%, 2/22/2018 (c)	11,000,000	10,970,327
1.16%, 3/1/2018 (c)	14,000,000	13,956,469
1.12%, 3/8/2018 (c)	5,000,000	4,983,210
1.15%, 3/15/2018 (c)	5,000,000	4,981,800
1.17%, 3/22/2018 (c)	6,000,000	5,976,667
1.15%, 3/29/2018 (c)	9,000,000	8,962,314
1.20%, 4/5/2018 (c)	6,000,000	5,973,229
1.22%, 4/12/2018 (c)	6,000,000	5,971,510
1.23%, 4/19/2018 (c)	6,000,000	5,970,173
1.25%, 4/26/2018 (c)	9,000,000	8,953,371
1.27%, 5/3/2018 (c)	6,000,000	5,966,595
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$5,000,000	$4,970,055
1.38%, 5/17/2018 (c)	5,000,000	4,968,137
1.41%, 5/24/2018 (c)	8,000,000	7,945,963
1.43%, 5/31/2018 (c)	5,000,000	4,964,617
Total U.S. Treasury Obligations (Cost $258,357,799)		258,334,379
Total Short-Term Investments (Cost $315,176,710)		315,153,290
Total Investments — 121.0% (Cost $315,176,710)		315,153,290
Liabilities less other assets — (21.0%)		(54,744,642)
Net Assets — 100.0%		$260,408,648

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $65,293,565.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,492
Aggregate gross unrealized depreciation	(55,314,431)
Net unrealized depreciation	$(55,312,939)
Federal income tax cost	$315,176,710

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
DJIA CBOT E-Mini Index	106	12/15/2017	USD	$12,858,860	$(460,147)

Cash collateral in the amount of $390,610 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Swap Agreements1

Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,120,066)	(7,493,843)	11/6/2018	Bank of America NA	(1.49)%	Dow Jones Industrial AverageSM	(3,618,769)	3,545,695	—	(73,074)
(1,576,581)	(3,076,741)	11/6/2018	Citibank NA	(1.53)%	Dow Jones Industrial AverageSM	(1,621,943)	1,316,364	165,000	(140,579)
(70,721,488)	(72,995,579)	11/6/2018	Credit Suisse International	(1.35)%	Dow Jones Industrial AverageSM	(2,478,759)	2,478,759	—	—
(102,929,915)	(144,694,517)	1/8/2018	Goldman Sachs International	(1.41)%	Dow Jones Industrial AverageSM	(44,831,331)	44,831,331	—	—
(14,318,699)	(14,729,168)	11/6/2019	Societe Generale	(1.44)%	Dow Jones Industrial AverageSM	(461,303)	362,227	2	(99,074)
(2,825,139)	(4,527,240)	11/6/2018	UBS AG	(1.29)%	Dow Jones Industrial AverageSM	(1,817,267)	1,817,267	—	—
(196,491,888)	(247,517,088)					(54,829,372)
					Total Depreciation	(54,829,372)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

8 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 86.6%
Repurchase Agreements (a) — 36.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $7,284,074 (Cost $7,283,868)	$7,283,868	$7,283,868
U.S. Treasury Obligations — 50.1%
U.S. Treasury Bills
1.05%, 12/21/2017 (b) (Cost $9,994,167)	10,000,000	9,994,098
Total Short-Term Investments (Cost $17,278,035)		17,277,966
Total Investments — 86.6% (Cost $17,278,035)		17,277,966
Other assets less liabilities — 13.4%		2,662,258
Net Assets — 100.0%		$19,940,224

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(498,663)
Net unrealized depreciation	$(498,663)
Federal income tax cost	$17,278,035

Swap Agreements1

Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,942,776)	(2,006,719)	11/6/2019	Bank of America NA	(1.34)%	Dow Jones U.S. FinancialsSM Index[6]	(66,483)	—	66,483	—
(2,491,267)	(2,552,304)	11/13/2019	Credit Suisse International	(1.36)%	Dow Jones U.S. FinancialsSM Index[6]	(62,018)	—	62,018	—
(5,596,385)	(5,732,768)	11/6/2019	Goldman Sachs International	(1.46)%	Dow Jones U.S. FinancialsSM Index[6]	(138,630)	—	138,630	—
(2,113,892)	(2,161,056)	11/13/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones U.S. FinancialsSM Index[6]	(48,019)	—	23,000	(25,019)
(2,107,379)	(2,167,348)	11/6/2019	Societe Generale	(1.09)%	Dow Jones U.S. FinancialsSM Index[6]	(62,670)	—	41,000	(21,670)
(5,153,699)	(5,269,731)	11/6/2019	UBS AG	(1.24)%	Dow Jones U.S. FinancialsSM Index[6]	(120,774)	—	120,774	—
(19,405,398)	(19,889,926)					(498,594)
					Total Depreciation	(498,594)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT FINANCIALS SEF :: 9

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

10 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 87.3%
Repurchase Agreements (a) — 87.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $5,162,239 (Cost $5,162,092)	$5,162,092	$5,162,092
Total Investments — 87.3% (Cost $5,162,092)		5,162,092
Other assets less liabilities — 12.7%		750,197
Net Assets — 100.0%		$5,912,289

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,678
Aggregate gross unrealized depreciation	(812,409)
Net unrealized depreciation	$(794,731)
Federal income tax cost	$5,162,092

Swap Agreements1,6

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(639,642)	(635,783)	11/6/2019	Bank of America NA	(0.24)%	iShares® China Large-Cap ETF	3,972	—	—	3,972
(1,223,081)	(1,501,765)	11/6/2018	Citibank NA	1.54%	iShares® China Large-Cap ETF	(281,378)	—	281,378	—
(501,585)	(500,390)	11/6/2019	Goldman Sachs International	0.54%	iShares® China Large-Cap ETF	989	—	—	989
(2,046,344)	(2,033,254)	11/6/2019	Societe Generale	0.26%	iShares® China Large-Cap ETF	12,717	—	—	12,717
(694,020)	(1,211,010)	11/6/2018	UBS AG	0.51%	iShares® China Large-Cap ETF	(531,031)	—	531,031	—
(5,104,672)	(5,882,202)					(794,731)
					Total Appreciation	17,678
					Total Depreciation	(812,409)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 11

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

12 :: YXI SHORT FTSE CHINA 50 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 116.0%
Repurchase Agreements (b) — 15.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $18,142,693 (Cost $18,142,179)	$18,142,179	$18,142,179
U.S. Treasury Obligations — 100.2%
U.S. Treasury Bills
0.96%, 12/7/2017 (c)	40,000,000	39,993,567
1.05%, 12/21/2017 (c)	50,000,000	49,970,486
1.13%, 1/11/2018 (c)	25,000,000	24,968,325
Total U.S. Treasury Obligations (Cost $114,932,257)		114,932,378
Total Short-Term Investments (Cost $133,074,436)		133,074,557
Total Investments — 116.0% (Cost $133,074,436)		133,074,557
Liabilities less other assets — (16.0%)		(18,351,439)
Net Assets — 100.0%		$114,723,118

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $26,085,225.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498
Aggregate gross unrealized depreciation	(43,368,069)
Net unrealized depreciation	$(43,367,571)
Federal income tax cost	$133,074,436

Swap Agreements1,6

Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(54,846,053)	(74,669,851)	2/20/2018	Citibank NA	0.11%	iShares® iBoxx $ High Yield Corporate Bond ETF	(20,588,303)	20,588,303	—	—
(10,277,823)	(20,240,761)	12/7/2017	Credit Suisse International	1.06%	iShares® iBoxx $ High Yield Corporate Bond ETF	(10,790,953)	—	10,790,953	—
(8,208,305)	(19,683,744)	12/7/2018	Goldman Sachs International	0.44%	iShares® iBoxx $ High Yield Corporate Bond ETF	(11,988,436)	—	11,988,436	—
(73,332,181)	(114,594,356)					(43,367,692)
					Total Depreciation	(43,367,692)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT HIGH YIELD SJB :: 13

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

14 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 99.7%
Repurchase Agreements (a) — 99.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $12,054,421 (Cost $12,054,079)	$12,054,079	$12,054,079
Total Investments — 99.7% (Cost $12,054,079)		12,054,079
Other assets less liabilities — 0.3%		32,253
Net Assets — 100.0%		$12,086,332

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(839,842)
Net unrealized depreciation	$(839,842)
Federal income tax cost	$12,054,079

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	12/15/2017	USD	$379,840	$(24,334)

Cash collateral in the amount of $13,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(571,142)	(985,562)	11/6/2018	Bank of America NA	(1.34)%	S&P MidCap 400®	(428,551)	—	350,000	(78,551)
(1,111,426)	(1,146,130)	11/6/2019	Citibank NA	(1.41)%	S&P MidCap 400®	(35,410)	—	30,000	(5,410)
(2,326,676)	(2,416,176)	11/6/2019	Credit Suisse International	(1.24)%	S&P MidCap 400®	(91,645)	—	91,645	—
(939,946)	(973,265)	11/6/2019	Morgan Stanley & Co. International plc	(1.04)%	S&P MidCap 400®	(34,206)	—	22,000	(12,206)
(5,951,167)	(6,171,622)	11/6/2019	Societe Generale	(1.14)%	S&P MidCap 400®	(225,696)	—	83,000	(142,696)
(10,900,357)	(11,692,755)					(815,508)
					Total Depreciation	(815,508)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 15

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

16 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 97.3%
Repurchase Agreements (b) — 29.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $7,720,639 (Cost $7,720,420)	$7,720,420	$7,720,420
U.S. Treasury Obligations — 68.1%
U.S. Treasury Bills
1.05%, 12/21/2017 (c) (Cost $17,989,500)	18,000,000	17,989,375
Total Short-Term Investments (Cost $25,709,920)		25,709,795
Total Investments — 97.3% (Cost $25,709,920)		25,709,795
Other assets less liabilities — 2.7%		718,161
Net Assets — 100.0%		$26,427,956

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $145,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,540,166)
Net unrealized depreciation	$(2,540,166)
Federal income tax cost	$25,709,920

Swap Agreements1,6

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,363,570)	(3,373,692)	11/6/2019	Citibank NA	(0.81)%	iShares® MSCI EAFE ETF	(8,170)	—	—	(8,170)
(3,708,356)	(3,718,964)	11/6/2019	Credit Suisse International	(0.94)%	iShares® MSCI EAFE ETF	(7,886)	—	7,886	—
(13,898,499)	(14,644,973)	11/6/2018	Goldman Sachs International	(1.21)%	iShares® MSCI EAFE ETF	(690,592)	—	690,592	—
(1,187,854)	(3,028,197)	11/6/2018	Societe Generale	(0.94)%	iShares® MSCI EAFE ETF	(1,812,009)	—	1,597,000	(215,009)
(1,667,872)	(1,690,453)	11/6/2019	UBS AG	(0.84)%	iShares® MSCI EAFE ETF	(21,384)	—	21,384	—
(23,826,151)	(26,456,279)					(2,540,041)
					Total Depreciation	(2,540,041)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 17

Investments	Principal Amount	Value
Short-Term Investments (a) — 88.5%
Repurchase Agreements (b) — 18.0%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $25,447,727 (Cost $25,447,006)	$25,447,006	$25,447,006
U.S. Treasury Obligations — 70.5%
U.S. Treasury Bills
1.13%, 1/11/2018 (c) (Cost $99,871,306)	100,000,000	99,873,299
Total Short-Term Investments (Cost $125,318,312)		125,320,305
Total Investments — 88.5% (Cost $125,318,312)		125,320,305
Other assets less liabilities — 11.5%		16,320,067
Net Assets — 100.0%		$141,640,372

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,821,673.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,096
Aggregate gross unrealized depreciation	(18,764,415)
Net unrealized depreciation	$(18,662,319)
Federal income tax cost	$125,318,312

Swap Agreements1,6

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(10,353,543)	(15,054,346)	11/6/2018	Bank of America NA	(0.24)%	iShares® MSCI Emerging Markets ETF	(4,777,420)	—	4,777,420	—
(56,570,395)	(65,854,149)	11/6/2018	Citibank NA	(0.66)%	iShares® MSCI Emerging Markets ETF	(8,928,989)	—	8,928,989	—
(5,560,133)	(5,537,281)	11/6/2019	Credit Suisse International	(0.04)%	iShares® MSCI Emerging Markets ETF	22,988	—	—	22,988
(6,402,579)	(7,815,823)	12/6/2017	Goldman Sachs International	0.79%	iShares® MSCI Emerging Markets ETF	(1,436,914)	—	1,436,914	—
(2,488,963)	(2,476,058)	11/6/2019	Morgan Stanley & Co. International plc	(0.79)%	iShares® MSCI Emerging Markets ETF	14,169	(8,868)	—	5,301
(22,968,143)	(26,530,990)	11/6/2018	Societe Generale	0.26%	iShares® MSCI Emerging Markets ETF	(3,621,092)	—	3,621,092	—
(17,620,419)	(17,559,207)	11/6/2019	UBS AG	(0.14)%	iShares® MSCI Emerging Markets ETF	62,946	—	—	62,946
121,964,175)	(140,827,854)					(18,664,312)
					Total Appreciation	100,103
					Total Depreciation	(18,764,415)

See accompanying notes to the financial statements.

18 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 19

Investments	Principal Amount	Value
Short-Term Investments — 85.7%
Repurchase Agreements (a) — 85.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,600,663 (Cost $2,600,590)	$2,600,590	$2,600,590
Total Investments — 85.7% (Cost $2,600,590)		2,600,590
Other assets less liabilities — 14.3%		432,175
Net Assets — 100.0%		$3,032,765

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,270
Aggregate gross unrealized depreciation	(13,934)
Net unrealized appreciation	$8,336
Federal income tax cost	$2,600,590

Swap Agreements1

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(471,530)	(466,729)	11/13/2019	Bank of America NA	(1.04)%	Dow Jones U.S. Oil & GasSM Index	2,936	—	—	2,936
(542,345)	(531,337)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. Oil & GasSM Index	9,196	—	—	9,196
(178,058)	(178,510)	11/6/2019	Goldman Sachs International	(1.36)%	Dow Jones U.S. Oil & GasSM Index	(1,073)	—	1,073	—
(559,595)	(547,479)	11/13/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones U.S. Oil & GasSM Index	10,138	—	—	10,138
(193,898)	(194,530)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Oil & GasSM Index	(1,395)	—	1,395	—
(1,104,421)	(1,111,673)	11/6/2019	UBS AG	(1.09)%	Dow Jones U.S. Oil & GasSM Index	(11,466)	—	11,466	—
(3,049,847)	(3,030,258)					8,336
					Total Appreciation	22,270
					Total Depreciation	(13,934)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

20 :: DDG SHORT OIL & GAS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT OIL & GAS DDG :: 21

Investments	Principal Amount	Value
Short-Term Investments (a) — 111.7%
Repurchase Agreements (b) — 17.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $62,514,103 (Cost $62,512,333)	$62,512,333	$62,512,333
U.S. Treasury Obligations — 94.4%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	28,000,000	27,995,497
1.05%, 12/14/2017 (c)	24,000,000	23,992,146
1.03%, 12/21/2017 (c)	16,000,000	15,990,555
1.07%, 12/28/2017 (c)	17,000,000	16,985,816
1.07%, 1/4/2018 (c)	21,000,000	20,978,233
1.06%, 1/11/2018 (c)	16,000,000	15,979,728
1.08%, 1/18/2018 (c)	16,000,000	15,976,160
1.09%, 1/25/2018 (c)	16,000,000	15,972,317
1.12%, 2/1/2018 (c)	20,000,000	19,961,164
1.15%, 2/8/2018 (c)	15,000,000	14,966,075
1.18%, 2/15/2018 (c)	15,000,000	14,962,475
1.16%, 2/22/2018 (c)	14,000,000	13,962,235
1.15%, 3/1/2018 (c)	18,000,000	17,944,031
1.12%, 3/8/2018 (c)	7,000,000	6,976,493
1.15%, 3/15/2018 (c)	7,000,000	6,974,520
1.17%, 3/22/2018 (c)	8,000,000	7,968,889
1.15%, 3/29/2018 (c)	12,000,000	11,949,752
1.20%, 4/5/2018 (c)	8,000,000	7,964,306
1.22%, 4/12/2018 (c)	8,000,000	7,962,013
1.23%, 4/19/2018 (c)	8,000,000	7,960,231
1.25%, 4/26/2018 (c)	12,000,000	11,937,828
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.27%, 5/3/2018 (c)	$7,000,000	$6,961,027
1.33%, 5/10/2018 (c)	7,000,000	6,958,078
1.38%, 5/17/2018 (c)	6,000,000	5,961,764
1.41%, 5/24/2018 (c)	10,000,000	9,932,454
1.43%, 5/31/2018 (c)	6,000,000	5,957,540
Total U.S. Treasury Obligations (Cost $341,163,439)		341,131,327
Total Short-Term Investments (Cost $403,675,772)		403,643,660
Total Investments — 111.7% (Cost $403,675,772)		403,643,660
Liabilities less other assets — (11.7%)		(42,169,416)
Net Assets — 100.0%		$361,474,244

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $48,976,371.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,919
Aggregate gross unrealized depreciation	(42,298,467)
Net unrealized depreciation	$(42,296,548)
Federal income tax cost	$403,675,772

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Index	35	12/15/2017	USD	$4,456,375	$(30,200)

Cash collateral in the amount of $173,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

22 :: PSQ SHORT QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short QQQ® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(31,050,646)	(41,695,346)	11/6/2018	Bank of America NA	(1.39)%	NASDAQ-100 Index®	(10,763,426)	10,763,425	1	—
(76,833,976)	(91,009,086)	11/6/2018	Citibank NA	(1.48)%	NASDAQ-100 Index®	(14,113,703)	14,113,703	—	—
(18,462,915)	(18,831,445)	11/6/2019	Credit Suisse International	(1.35)%	NASDAQ-100 Index®	(380,615)	380,614	1	—
(16,060,000)	(17,281,649)	11/6/2019	Deutsche Bank AG	(1.36)%	NASDAQ-100 Index®	(1,222,650)	1,222,650	—	—
(28,565)	(6,546,194)	1/8/2018	Goldman Sachs International	(1.51)%	NASDAQ-100 Index®	(6,632,033)	6,432,033	200,000	—
(55,766,049)	(60,021,699)	11/6/2019	Morgan Stanley & Co. International plc	(1.44)%	NASDAQ-100 Index®	(4,276,232)
(2,428,978)	(2,482,423)	11/6/2019	Morgan Stanley & Co. International plc	(1.24)%	PowerShares QQQ TrustSM, Series 1	(51,149)
(58,195,027)	(62,504,122)					(4,327,381)	3,825,355	—	(502,026)
(102,681,643)	(103,850,995)	11/6/2019	Societe Generale	(1.44)%	NASDAQ-100 Index®	(1,246,915)	1,145,914	101,001	—
(11,789,995)	(15,292,476)	11/6/2018	UBS AG	(1.29)%	NASDAQ-100 Index®	(3,547,513)	3,547,513	—	—
(315,102,767)	(357,011,313)					(42,234,236)
					Total Depreciation	(42,234,236)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT QQQ® PSQ :: 23

Investments	Principal Amount	Value
Short-Term Investments — 92.2%
Repurchase Agreements (a) — 92.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $13,136,312 (Cost $13,135,939)	$13,135,939	$13,135,939
Total Investments — 92.2% (Cost $13,135,939)		13,135,939
Other assets less liabilities — 7.8%		1,115,602
Net Assets — 100.0%		$14,251,541

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,009,520)
Net unrealized depreciation	$(1,009,520)
Federal income tax cost	$13,135,939

Swap Agreements1

Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,333,268)	(3,055,829)	11/6/2018	Bank of America NA	(1.47)%	Dow Jones U.S. Real EstateSM Index	(891,050)	—	800,000	(91,050)
(3,753,570)	(3,776,289)	11/13/2019	Credit Suisse International	(1.42)%	Dow Jones U.S. Real EstateSM Index	(25,870)	—	25,870	—
(4,186,105)	(4,211,443)	11/13/2019	Morgan Stanley & Co. International plc	(1.24)%	Dow Jones U.S. Real EstateSM Index	(29,339)	—	29,339	—
(927,052)	(947,904)	11/6/2019	Societe Generale	(1.04)%	Dow Jones U.S. Real EstateSM Index	(22,309)	—	17,000	(5,309)
(2,213,893)	(2,251,049)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. Real EstateSM Index	(40,952)	—	40,952	—
(13,413,888)	(14,242,514)					(1,009,520)
					Total Depreciation	(1,009,520)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

24 :: REK SHORT REAL ESTATE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 119.3%
Repurchase Agreements (b) — 16.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $51,777,101 (Cost $51,775,634)	$51,775,634	$51,775,634
U.S. Treasury Obligations — 102.7%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	25,000,000	24,995,979
1.05%, 12/14/2017 (c)	22,000,000	21,992,800
1.03%, 12/21/2017 (c)	17,000,000	16,989,965
1.09%, 12/28/2017 (c)	17,000,000	16,985,816
1.08%, 1/4/2018 (c)	20,000,000	19,979,269
1.07%, 1/11/2018 (c)	15,000,000	14,980,995
1.08%, 1/18/2018 (c)	15,000,000	14,977,650
1.09%, 1/25/2018 (c)	15,000,000	14,974,047
1.12%, 2/1/2018 (c)	19,000,000	18,963,106
1.15%, 2/8/2018 (c)	13,000,000	12,970,598
1.17%, 2/15/2018 (c)	13,000,000	12,967,478
1.16%, 2/22/2018 (c)	13,000,000	12,964,933
1.14%, 3/1/2018 (c)	17,000,000	16,947,141
1.12%, 3/8/2018 (c)	7,000,000	6,976,493
1.15%, 3/15/2018 (c)	7,000,000	6,974,520
1.17%, 3/22/2018 (c)	8,000,000	7,968,889
1.15%, 3/29/2018 (c)	12,000,000	11,949,752
1.20%, 4/5/2018 (c)	7,000,000	6,968,767
1.22%, 4/12/2018 (c)	7,000,000	6,966,762
1.23%, 4/19/2018 (c)	7,000,000	6,965,202
1.25%, 4/26/2018 (c)	11,000,000	10,943,009
1.27%, 5/3/2018 (c)	7,000,000	6,961,028
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$6,000,000	$5,964,067
1.38%, 5/17/2018 (c)	6,000,000	5,961,764
1.41%, 5/24/2018 (c)	10,000,000	9,932,454
1.43%, 5/31/2018 (c)	6,000,000	5,957,540
Total U.S. Treasury Obligations (Cost $321,210,781)		321,180,024
Total Short-Term Investments (Cost $372,986,415)		372,955,658
Total Investments — 119.3% (Cost $372,986,415)		372,955,658
Liabilities less other assets — (19.3%)		(60,368,108)
Net Assets — 100.0%		$312,587,550

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $64,830,406.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,809
Aggregate gross unrealized depreciation	(64,807,984)
Net unrealized depreciation	$(64,806,175)
Federal income tax cost	$372,986,415

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
Russell 2000 E-Mini Index	44	12/15/2017	USD	$3,397,460	$(65,233)

Cash collateral in the amount of $142,780 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 25

Swap Agreements1

Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,390,313)	(12,429,988)	11/6/2018	Bank of America NA	(0.89)%	Russell 2000® Index	(8,372,562)	8,352,562	20,000	—
(4,981,207)	(5,125,258)	11/6/2019	Citibank NA	(0.86)%	Russell 2000® Index	(146,586)	146,586	—	—
(10,064,178)	(10,384,217)	11/6/2019	Credit Suisse International	(0.69)%	Russell 2000® Index	(327,361)	327,353	8	—
(11,650,000)	(12,184,283)	11/6/2019	Deutsche Bank AG	(0.21)%	Russell 2000® Index	(543,779)	543,779	—	—
(91,435,115)	(124,915,417)	1/8/2018	Goldman Sachs International	(0.86)%	Russell 2000® Index	(34,913,438)	23,434,399	11,479,039	—
(26,940,509)	(30,754,137)	11/6/2019	Morgan Stanley & Co. International plc	(0.84)%	Russell 2000® Index	(3,931,410)
(1,159,491)	(1,198,009)	11/6/2019	Morgan Stanley & Co. International plc	(0.64)%	iShares® Russell 2000 ETF	(37,976)
(28,100,000)	(31,952,146)					(3,969,386)	3,807,859	20,000	(141,527)
(60,432,799)	(62,631,798)	11/6/2019	Societe Generale	(0.64)%	Russell 2000® Index	(2,235,343)	2,235,308	35	—
(35,774,515)	(49,538,620)	11/6/2018	UBS AG	(0.74)%	Russell 2000® Index	(14,201,730)	14,201,730	—	—
(246,828,127)	(309,161,727)					(64,710,185)
					Total Depreciation	(64,710,185)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

26 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 114.0%
Repurchase Agreements (b) — 14.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $238,224,407 (Cost $238,217,660)	$238,217,660	$238,217,660
U.S. Treasury Obligations — 99.1%
U.S. Treasury Bills
1.02%, 12/7/2017 (c)	124,000,000	123,980,057
1.05%, 12/14/2017 (c)	108,000,000	107,964,656
1.04%, 12/21/2017 (c)	81,000,000	80,952,187
1.10%, 12/28/2017 (c)	84,000,000	83,929,912
1.08%, 1/4/2018 (c)	98,000,000	97,898,420
1.07%, 1/11/2018 (c)	75,000,000	74,904,974
1.09%, 1/18/2018 (c)	75,000,000	74,888,250
1.09%, 1/25/2018 (c)	73,000,000	72,873,695
1.12%, 2/1/2018 (c)	91,000,000	90,823,295
1.15%, 2/8/2018 (c)	66,000,000	65,850,730
1.14%, 2/15/2018 (c)	54,000,000	53,864,910
1.15%, 2/22/2018 (c)	65,000,000	64,824,662
1.13%, 3/1/2018 (c)	82,000,000	81,745,031
1.12%, 3/8/2018 (c)	38,000,000	37,872,393
1.15%, 3/15/2018 (c)	36,000,000	35,868,960
1.17%, 3/22/2018 (c)	38,000,000	37,852,224
1.15%, 3/29/2018 (c)	59,000,000	58,752,946
1.20%, 4/5/2018 (c)	37,000,000	36,834,913
1.22%, 4/12/2018 (c)	36,000,000	35,829,060
1.23%, 4/19/2018 (c)	36,000,000	35,821,038
1.25%, 4/26/2018 (c)	55,000,000	54,715,047
1.27%, 5/3/2018 (c)	34,000,000	33,810,705
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$31,000,000	$30,814,344
1.38%, 5/17/2018 (c)	30,000,000	29,808,820
1.41%, 5/24/2018 (c)	48,000,000	47,675,780
1.43%, 5/31/2018 (c)	31,000,000	30,780,625
Total U.S. Treasury Obligations (Cost $1,581,097,195)		1,580,937,634
Total Short-Term Investments (Cost $1,819,314,855)		1,819,155,294
Total Investments — 114.0% (Cost $1,819,314,855)		1,819,155,294
Liabilities less other assets — (14.0%)		(224,041,935)
Net Assets — 100.0%		$1,595,113,359

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $307,642,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,624
Aggregate gross unrealized depreciation	(188,097,507)
Net unrealized depreciation	$(188,088,883)
Federal income tax cost	$1,819,314,855
Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P 500 E-Mini Index	200	12/15/2017	USD	$26,467,500	$(659,896)

Cash collateral in the amount of $990,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT S&P500® SH :: 27

Swap Agreements1

Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(187,525,535)	(246,810,560)	11/6/2018	Bank of America NA	(1.44)%	S&P 500®	(62,851,782)	62,851,782	—	—
(5,000,000)	(5,000,000)	11/6/2018	BNP Paribas SA	(1.49)%	S&P 500®	—	—	—	—
(106,365,245)	(136,499,396)	11/6/2018	Citibank NA	(1.56)%	S&P 500®	(31,610,432)	30,627,816	—	(982,616)
(228,098,740)	(233,364,374)	11/6/2019	Credit Suisse International	(1.35)%	S&P 500®	(5,569,440)	5,569,439	1	—
(40,000,000)	(41,298,644)	11/6/2019	Deutsche Bank AG	(1.41)%	S&P 500®	(1,320,669)	1,320,669	—	—
(513,297,850)	(553,140,089)	11/6/2018	Goldman Sachs International	(1.56)%	S&P 500®	(41,101,119)	41,101,119	—	—
(67,595,397)	(76,589,396)	11/6/2018	Morgan Stanley & Co. International plc	(1.49)%	S&P 500®	(9,641,796)	9,092,783	—	(549,013)
(122,168,825)	(125,523,038)	11/6/2019	Societe Generale	(1.39)%	S&P 500®	(3,535,167)	3,535,167	—	—
(120,252,926)	(150,207,862)	11/6/2018	UBS AG	(1.29)%	S&P 500®	(31,639,021)	31,638,977	44	—
(1,390,304,518)	(1,568,433,359)					(187,269,426)
					Total Depreciation	(187,269,426)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

28 :: SH SHORT S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 97.6%
Repurchase Agreements (a) — 97.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $8,948,937 (Cost $8,948,684)	$8,948,684	$8,948,684
Total Investments — 97.6% (Cost $8,948,684)		8,948,684
Other assets less liabilities — 2.4%		223,604
Net Assets — 100.0%		$9,172,288

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(541,656)
Net unrealized depreciation	$(541,656)
Federal income tax cost	$8,948,684

Swap Agreements1

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(686,806)	(737,056)	11/6/2019	Bank of America NA	(1.16)%	S&P SmallCap 600®	(50,512)	—	50,512	—
(1,407,612)	(1,470,295)	11/6/2019	Citibank NA	(1.36)%	S&P SmallCap 600®	(62,926)	—	42,000	(20,926)
(1,253,989)	(1,317,847)	11/6/2019	Credit Suisse International	(0.99)%	S&P SmallCap 600®	(64,441)	—	64,441	—
(1,230,000)	(1,294,722)	11/6/2019	Deutsche Bank AG	(0.41)%	S&P SmallCap 600®	(65,532)	—	—	(65,532)
(1,159,346)	(1,215,144)	11/6/2019	Morgan Stanley & Co. International plc	(0.69)%	S&P SmallCap 600®	(56,520)	—	—	(56,520)
(724,889)	(754,108)	11/6/2019	Societe Generale	(0.64)%	S&P SmallCap 600®	(29,852)	—	20,000	(9,852)
(2,160,000)	(2,369,337)	11/6/2018	UBS AG	(1.09)%	S&P SmallCap 600®	(211,873)	—	98,000	(113,873)
(8,622,642)	(9,158,509)					(541,656)
					Total Depreciation	(541,656)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: SHORT SMALLCAP600 SBB :: 29

Investments	Principal Amount	Value
U.S. Treasury Obligations — 72.8%
U.S. Treasury Bonds
4.38%, 2/15/2038	$168,600	$213,727
4.50%, 5/15/2038	190,300	245,205
3.50%, 2/15/2039	311,100	351,324
4.25%, 5/15/2039	288,300	360,600
4.50%, 8/15/2039	308,600	398,890
4.38%, 11/15/2039	331,800	422,112
4.63%, 2/15/2040	552,900	727,279
4.38%, 5/15/2040	465,000	592,584
3.88%, 8/15/2040	404,000	480,792
4.25%, 11/15/2040	426,000	534,497
4.75%, 2/15/2041	468,600	629,132
4.38%, 5/15/2041	363,200	464,527
3.75%, 8/15/2041	402,900	471,424
3.13%, 11/15/2041	364,100	385,974
3.13%, 2/15/2042	454,200	481,204
3.00%, 5/15/2042	382,400	396,531
2.75%, 8/15/2042	585,700	580,346
2.75%, 11/15/2042	720,800	713,648
3.13%, 2/15/2043	731,600	773,838
2.88%, 5/15/2043	1,030,000	1,041,829
3.63%, 8/15/2043	853,800	981,737
3.75%, 11/15/2043	1,029,000	1,208,110
3.63%, 2/15/2044	1,036,600	1,193,548
3.38%, 5/15/2044	1,042,100	1,151,520
3.13%, 8/15/2044	1,042,300	1,102,558
3.00%, 11/15/2044	1,043,200	1,078,571
2.50%, 2/15/2045	1,042,300	976,505
3.00%, 5/15/2045	1,042,200	1,076,886
2.88%, 8/15/2045	1,043,200	1,052,165
3.00%, 11/15/2045	1,042,100	1,076,294
2.50%, 2/15/2046	967,800	904,515
2.50%, 5/15/2046	968,000	904,173
2.25%, 8/15/2046	968,100	856,466
2.88%, 11/15/2046	967,200	974,832
3.00%, 2/15/2047	968,000	999,914
3.00%, 5/15/2047	967,900	999,810
2.75%, 8/15/2047	968,000	951,741
2.75%, 11/15/2047	368,000	362,020
Total U.S. Treasury Obligations (Cost $29,404,203)		28,116,828
Investments	Principal Amount	Value
Short-Term Investments — 15.4%
Repurchase Agreements (a) — 15.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $5,943,855 (Cost $5,943,686)	$5,943,686	$5,943,686
Total Investments — 88.2% (Cost $35,347,889)		34,060,514
Other assets less liabilities — 11.8%		4,537,801
Net Assets — 100.0%		$38,598,315

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,416
Aggregate gross unrealized depreciation	(2,370,450)
Net unrealized depreciation	$(2,294,034)
Federal income tax cost	$35,813,962

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury Long Bond	9	3/20/2018	USD	$1,365,469	$(14,076)

Cash collateral in the amount of $26,730 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

30 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
17,067,965	16,953,991	12/6/2018	Bank of America NA	0.98%	ICE U.S. Treasury 20+ Year Bond Index	(125,173)	—	125,173	—
24,714,781	24,549,243	12/6/2018	Citibank NA	1.09%	ICE U.S. Treasury 20+ Year Bond Index	(180,033)	—	180,033	—
6,581,669	6,433,960	12/6/2017	Morgan Stanley & Co. International plc	1.24%	ICE U.S. Treasury 20+ Year Bond Index	(221,304)	—	221,304	—
48,364,415	47,937,194					(526,510)
					Total Depreciation	(526,510)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 31

Investments	Principal Amount	Value
U.S. Treasury Obligations — 79.8%
U.S. Treasury Bonds
7.63%, 2/15/2025	$124,000	$167,933
6.88%, 8/15/2025	130,000	171,874
6.00%, 2/15/2026	265,000	337,109
6.75%, 8/15/2026	127,000	170,865
6.50%, 11/15/2026	170,000	226,485
6.63%, 2/15/2027	116,000	156,799
6.38%, 8/15/2027	130,000	174,759
6.13%, 11/15/2027	311,000	412,998
U.S. Treasury Notes
2.00%, 2/15/2025	2,182,000	2,134,780
2.13%, 5/15/2025	2,181,000	2,149,137
2.00%, 8/15/2025	2,179,000	2,124,525
2.25%, 11/15/2025	2,183,000	2,164,240
1.63%, 2/15/2026	2,084,000	1,966,938
1.63%, 5/15/2026	2,086,000	1,964,262
1.50%, 8/15/2026	2,090,000	1,943,210
2.00%, 11/15/2026	2,080,000	2,011,912
2.25%, 2/15/2027	2,083,000	2,053,871
2.38%, 5/15/2027	2,083,000	2,074,701
2.25%, 8/15/2027	2,083,000	2,050,779
2.25%, 11/15/2027	761,000	749,882
Total U.S. Treasury Obligations (Cost $25,583,567)		25,207,059
Investments	Principal Amount	Value
Short-Term Investments — 19.5%
Repurchase Agreements (a) — 19.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,174,662 (Cost $6,174,486)	$6,174,486	$6,174,486
Total Investments — 99.3% (Cost $31,758,053)		31,381,545
Other assets less liabilities — 0.7%		209,184
Net Assets — 100.0%		$31,590,729

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,528,653)
Net unrealized depreciation	$(1,528,653)
Federal income tax cost	$31,813,212

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note	10	3/20/2018	USD	$1,240,469	$(8,452)

Cash collateral in the amount of $11,550 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

32 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
14,025,753	13,705,419	11/6/2018	Citibank NA	1.09%	ICE U.S. Treasury 7-10 Year Bond Index	(345,676)	—	345,676	—
23,592,767	23,011,436	3/6/2018	Goldman Sachs International	0.79%	ICE U.S. Treasury 7-10 Year Bond Index	(742,858)	—	742,858	—
37,618,520	36,716,855					(1,088,534)
					Total Depreciation	(1,088,534)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 33

Investments	Shares	Value
Common Stocks (a) — 74.0%
Chemicals — 62.4%
Air Products & Chemicals, Inc.	15,946	$2,599,836
Albemarle Corp.	8,083	1,085,709
Ashland Global Holdings, Inc.	4,566	337,793
Axalta Coating Systems Ltd.*	16,012	506,940
Cabot Corp.	4,553	278,826
Celanese Corp., Series A	10,062	1,079,049
CF Industries Holdings, Inc.	17,065	639,425
Chemours Co. (The)	13,520	694,928
DowDuPont, Inc.	170,703	12,283,788
Eastman Chemical Co.	10,600	979,122
Ecolab, Inc.	19,055	2,589,956
FMC Corp.	9,813	926,347
GCP Applied Technologies, Inc.*	5,229	171,250
HB Fuller Co.	3,698	209,196
Huntsman Corp.	15,454	493,910
Ingevity Corp.*	3,080	245,137
International Flavors & Fragrances, Inc.	5,778	898,132
LyondellBasell Industries NV, Class A	23,746	2,486,206
Minerals Technologies, Inc.	2,568	186,052
Monsanto Co.	32,142	3,803,684
Mosaic Co. (The)	25,681	623,791
NewMarket Corp.	676	270,751
Olin Corp.	12,164	433,525
Platform Specialty Products Corp.*	15,733	156,543
PolyOne Corp.	5,984	276,521
PPG Industries, Inc.	18,765	2,192,690
Praxair, Inc.	20,929	3,221,392
RPM International, Inc.	9,770	517,517
Scotts Miracle-Gro Co. (The)	2,992	295,909
Sensient Technologies Corp.	3,209	248,794
Trinseo SA	3,202	236,308
Valvoline, Inc.	14,827	365,634
Westlake Chemical Corp.	2,644	258,927
WR Grace & Co.	4,992	365,963
		41,959,551
Metals & Mining — 11.0%
Alcoa Corp.*	12,543	520,660
Allegheny Technologies, Inc.*	9,210	209,712
Carpenter Technology Corp.	3,421	169,100
Commercial Metals Co.	8,471	168,065
Compass Minerals International, Inc.	2,475	172,631
Freeport-McMoRan, Inc.*	98,443	1,370,326
Newmont Mining Corp.	39,013	1,443,091
Nucor Corp.	23,370	1,343,775
Reliance Steel & Aluminum Co.	5,333	419,227
Royal Gold, Inc.	4,780	395,401
Investments	Shares	Value
Common Stocks (a) (continued)
Steel Dynamics, Inc.	17,550	$675,675
United States Steel Corp.	12,779	369,569
Worthington Industries, Inc.	3,275	136,240
		7,393,472
Oil, Gas & Consumable Fuels — 0.1%
CONSOL Energy, Inc.*	1,894	41,663
Paper & Forest Products — 0.5%
Domtar Corp.	4,579	220,799
KapStone Paper and Packaging Corp.	6,382	141,872
		362,671
Total Common Stocks (Cost $47,275,736)		49,757,357
	Principal Amount
Short-Term Investments (a) — 23.9%
Repurchase Agreements (b) — 23.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $16,103,886 (Cost $16,103,430)	$16,103,430	16,103,430
Total Investments — 97.9% (Cost $63,379,166)		65,860,787
Other assets less liabilities — 2.1%		1,423,775
Net Assets — 100.0%		$67,284,562

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,014,889.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,719,981
Aggregate gross unrealized depreciation	(2,042,826)
Net unrealized appreciation	$1,677,155
Federal income tax cost	$64,529,174

See accompanying notes to the financial statements.

34 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,959,587	4,904,786	11/6/2019	Bank of America NA	1.06%	iShares® U.S. Basic Materials ETF	(61,835)
13,276,522	13,260,725	11/6/2019	Bank of America NA	1.49%	Dow Jones U.S. Basic MaterialsSM Index	(7,622)
18,236,109	18,165,511					(69,457)	—	69,457	—
1,798,492	1,807,555	11/6/2019	Citibank NA	1.51%	Dow Jones U.S. Basic MaterialsSM Index	10,400	—	—	10,400
22,914,963	23,098,998	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. Basic MaterialsSM Index	200,439	—	—	200,439
397,777	401,333	11/6/2019	Goldman Sachs International	1.71%	Dow Jones U.S. Basic MaterialsSM Index	3,803
561,030	566,063	11/13/2019	Goldman Sachs International	1.24%	iShares® U.S. Basic Materials ETF	4,552
958,807	967,396					8,355	—	—	8,355
480,505	485,542	11/13/2019	Morgan Stanley & Co. International plc	1.79%	Dow Jones U.S. Basic MaterialsSM Index	5,336
14,959,863	15,099,155	11/13/2019	Morgan Stanley & Co. International plc	1.09%	iShares® U.S. Basic Materials ETF	127,044
15,440,368	15,584,697					132,380	—	—	132,380
5,880,870	5,873,290	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. Basic MaterialsSM Index	(4,718)	—	4,718	—
19,218,596	19,274,893	11/6/2019	UBS AG	1.59%	Dow Jones U.S. Basic MaterialsSM Index	68,143	—	—	68,143
84,448,205	84,772,340					345,542
					Total Appreciation	419,717
					Total Depreciation	(74,175)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 35

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

36 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 83.6%
Auto Components — 3.6%
Adient plc	484	$37,878
Autoliv, Inc.	449	57,436
BorgWarner, Inc.	1,026	57,128
Cooper Tire & Rubber Co.	270	9,922
Dana, Inc.	748	24,714
Delphi Automotive plc	1,380	144,445
Gentex Corp.	1,476	30,228
Goodyear Tire & Rubber Co. (The)	1,302	42,146
Lear Corp.	352	63,673
Tenneco, Inc.	275	16,338
Visteon Corp.*	161	21,202
		505,110
Automobiles — 5.9%
Ford Motor Co.	20,220	253,155
General Motors Co.	6,780	292,150
Harley-Davidson, Inc.	882	44,276
Tesla, Inc.*	682	210,636
Thor Industries, Inc.	253	38,848
		839,065
Beverages — 16.5%
Brown-Forman Corp., Class A	315	18,998
Brown-Forman Corp., Class B	1,012	60,518
Coca-Cola Co. (The)	19,846	908,351
Constellation Brands, Inc., Class A	889	193,438
Dr Pepper Snapple Group, Inc.	939	84,688
Molson Coors Brewing Co., Class B	955	74,586
Monster Beverage Corp.*	2,144	134,364
PepsiCo, Inc.	7,385	860,500
		2,335,443
Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	309	11,047
HNI Corp.	228	7,980
		19,027
Distributors — 1.1%
Genuine Parts Co.	759	70,564
LKQ Corp.*	1,597	62,954
Pool Corp.	213	26,761
		160,279
Diversified Financial Services — 0.3%
Leucadia National Corp.	1,637	43,070
Food & Staples Retailing — 0.2%
US Foods Holding Corp.*	741	21,578
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 12.7%
Archer-Daniels-Midland Co.	2,908	$115,971
B&G Foods, Inc.	344	13,313
Bunge Ltd.	727	48,644
Campbell Soup Co.	1,003	49,448
Conagra Brands, Inc.	2,149	80,222
Darling Ingredients, Inc.*	852	15,293
Dean Foods Co.	470	5,245
Flowers Foods, Inc.	952	19,021
General Mills, Inc.	2,983	168,718
Hain Celestial Group, Inc. (The)*	536	22,030
Hershey Co. (The)	731	81,090
Hormel Foods Corp.	1,394	50,811
Ingredion, Inc.	371	51,376
JM Smucker Co. (The)	587	68,485
Kellogg Co.	1,285	85,016
Kraft Heinz Co. (The)	3,086	251,108
Lamb Weston Holdings, Inc.	756	41,104
Lancaster Colony Corp.	101	13,461
McCormick & Co., Inc. (Non-Voting)	615	62,841
Mondelez International, Inc., Class A	7,794	334,674
Pinnacle Foods, Inc.	614	35,753
Post Holdings, Inc.*	342	27,172
Snyder's-Lance, Inc.	440	17,019
TreeHouse Foods, Inc.*	296	13,622
Tyson Foods, Inc., Class A	1,495	122,964
		1,794,401
Household Durables — 4.5%
CalAtlantic Group, Inc.	393	22,024
DR Horton, Inc.	1,761	89,811
Helen of Troy Ltd.*	141	12,605
Leggett & Platt, Inc.	684	32,996
Lennar Corp., Class A	1,050	65,919
Lennar Corp., Class B	73	3,746
Mohawk Industries, Inc.*	327	92,413
Newell Brands, Inc.	2,534	78,478
NVR, Inc.*	18	62,550
PulteGroup, Inc.	1,435	48,977
Tempur Sealy International, Inc.*	237	13,725
Toll Brothers, Inc.	786	39,559
Tupperware Brands Corp.	263	16,601
Whirlpool Corp.	377	63,551
		642,955
Household Products — 13.6%
Church & Dwight Co., Inc.	1,290	60,746
Clorox Co. (The)	667	92,906
Colgate-Palmolive Co.	4,554	329,937
Energizer Holdings, Inc.	320	14,698
Kimberly-Clark Corp.	1,827	218,802

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 37

Investments	Shares	Value
Common Stocks (a) (continued)
Procter & Gamble Co. (The)	13,183	$1,186,338
Spectrum Brands Holdings, Inc.	123	14,130
		1,917,557
Leisure Products — 1.1%
Brunswick Corp.	459	25,405
Hasbro, Inc.	588	54,696
Mattel, Inc.	1,772	32,339
Polaris Industries, Inc.	301	38,230
		150,670
Machinery — 1.8%
Middleby Corp. (The)*	298	38,001
Snap-on, Inc.	298	50,490
Stanley Black & Decker, Inc.	792	134,347
WABCO Holdings, Inc.*	261	39,007
		261,845
Personal Products — 1.8%
Avon Products, Inc.*	2,274	4,502
Coty, Inc., Class A	2,438	42,007
Edgewell Personal Care Co.*	295	17,107
Estee Lauder Cos., Inc. (The), Class A	1,157	144,428
Herbalife Ltd.*	320	22,445
Nu Skin Enterprises, Inc., Class A	257	17,453
		247,942
Software — 3.4%
Activision Blizzard, Inc.	3,903	243,547
Electronic Arts, Inc.*	1,596	169,735
Take-Two Interactive Software, Inc.*	590	65,814
		479,096
Textiles, Apparel & Luxury Goods — 6.4%
Carter's, Inc.	247	26,755
Deckers Outdoor Corp.*	165	12,331
Hanesbrands, Inc.	1,884	39,357
Lululemon Athletica, Inc.*	499	33,413
Michael Kors Holdings Ltd.*	784	45,817
NIKE, Inc., Class B	6,793	410,433
PVH Corp.	400	53,820
Ralph Lauren Corp.	286	27,213
Skechers U.S.A., Inc., Class A*	692	24,289
Steven Madden Ltd.*	275	11,756
Tapestry, Inc.	1,461	60,909
Under Armour, Inc., Class A*	956	12,705
Under Armour, Inc., Class C*	962	11,477
VF Corp.	1,689	123,229
Wolverine World Wide, Inc.	500	14,485
		907,989
Investments	Shares	Value
Common Stocks (a) (continued)
Tobacco — 10.6%
Altria Group, Inc.	9,919	$672,806
Philip Morris International, Inc.	8,029	824,980
		1,497,786
Total Common Stocks (Cost $12,025,930)		11,823,813
	Principal Amount
Short-Term Investments (a) — 7.4%
Repurchase Agreements (b) — 7.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,047,315 (Cost $1,047,285)	$1,047,285	1,047,285
Total Investments — 91.0% (Cost $13,073,215)		12,871,098
Other assets less liabilities — 9.0%		1,272,813
Net Assets — 100.0%		$14,143,911

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,955,536.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,543
Aggregate gross unrealized depreciation	(376,682)
Net unrealized appreciation	$512,861
Federal income tax cost	$13,094,814

See accompanying notes to the financial statements.

38 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,052,545	1,146,777	11/13/2019	Bank of America NA	1.09%	iShares® U.S. Consumer Goods ETF	92,892
4,821,465	4,965,483	11/13/2019	Bank of America NA	1.49%	Dow Jones U.S. Consumer GoodsSM Index	149,381
5,874,010	6,112,260					242,273	—	—	242,273
3,259,730	3,425,884	11/13/2019	Citibank NA	1.51%	Dow Jones U.S. Consumer GoodsSM Index	169,622	—	—	169,622
74,498	78,296	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. Consumer GoodsSM Index	3,868	—	(325)	3,543
598,022	628,505	11/13/2019	Deutsche Bank AG	1.66%	Dow Jones U.S. Consumer GoodsSM Index	31,053	—	—	31,053
647,096	675,875	11/6/2019	Goldman Sachs International	1.71%	Dow Jones U.S. Consumer GoodsSM Index	29,362	—	—	29,362
564,950	593,746	11/13/2019	Morgan Stanley & Co. International plc	1.59%	Dow Jones U.S. Consumer GoodsSM Index	29,374
2,262,021	2,380,694	11/13/2019	Morgan Stanley & Co. International plc	0.69%	iShares® U.S. Consumer Goods ETF	117,540
2,826,971	2,974,440					146,914	(37,704)	—	109,210
870,538	909,215	11/13/2019	Societe Generale	1.64%	Dow Jones U.S. Consumer GoodsSM Index	39,543	(9,910)	—	29,633
1,632,838	1,687,215	11/6/2018	UBS AG	1.59%	Dow Jones U.S. Consumer GoodsSM Index	73,942	—	—	73,942
15,783,703	16,491,690					736,577
					Total Appreciation	736,577

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 39

Investments	Shares	Value
Common Stocks (a) — 74.9%
Airlines — 2.9%
Alaska Air Group, Inc.	539	$37,283
Allegiant Travel Co.	55	8,360
American Airlines Group, Inc.	1,892	95,527
Delta Air Lines, Inc.	2,908	153,891
JetBlue Airways Corp.*	1,436	30,831
Southwest Airlines Co.	2,404	145,851
Spirit Airlines, Inc.*	303	12,917
United Continental Holdings, Inc.*	1,129	71,488
		556,148
Commercial Services & Supplies — 0.4%
Copart, Inc.*	875	37,765
KAR Auction Services, Inc.	599	30,171
Rollins, Inc.	419	19,421
		87,357
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	271	11,233
Bright Horizons Family Solutions, Inc.*	231	20,548
Graham Holdings Co., Class B	20	11,662
Grand Canyon Education, Inc.*	210	19,942
H&R Block, Inc.	913	23,902
Service Corp. International	817	30,188
ServiceMaster Global Holdings, Inc.*	582	28,448
Sotheby's*	163	8,399
		154,322
Electronic Equipment, Instruments & Components — 0.1%
Dolby Laboratories, Inc., Class A	253	15,731
Food & Staples Retailing — 9.7%
Casey's General Stores, Inc.	167	20,165
Costco Wholesale Corp.	1,914	352,999
CVS Health Corp.	4,437	339,874
Kroger Co. (The)	3,917	101,294
Rite Aid Corp.*	4,598	9,242
Sprouts Farmers Market, Inc.*	550	12,859
Sysco Corp.	2,120	122,388
United Natural Foods, Inc.*	221	10,612
Walgreens Boots Alliance, Inc.	3,790	275,760
Wal-Mart Stores, Inc.	6,389	621,203
		1,866,396
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	708	60,053
Cardinal Health, Inc.	1,381	81,741
Chemed Corp.	70	17,216
McKesson Corp.	918	135,625
		294,635
Investments	Shares	Value
Common Stocks (a) (continued)
Hotels, Restaurants & Leisure — 11.9%
Aramark	1,070	$45,582
Bloomin' Brands, Inc.	408	8,760
Brinker International, Inc.	202	7,419
Buffalo Wild Wings, Inc.*	68	10,605
Carnival Corp.	1,780	116,839
Cheesecake Factory, Inc. (The)	191	9,367
Chipotle Mexican Grill, Inc.*	110	33,483
Choice Hotels International, Inc.	158	12,403
Cracker Barrel Old Country Store, Inc.	105	16,415
Darden Restaurants, Inc.	547	46,123
Domino's Pizza, Inc.	191	35,557
Dunkin' Brands Group, Inc.	394	23,522
Extended Stay America, Inc.	840	14,675
Hilton Grand Vacations, Inc.*	281	11,232
Hilton Worldwide Holdings, Inc.	892	69,183
Hyatt Hotels Corp., Class A*	208	15,051
Jack in the Box, Inc.	128	13,249
Las Vegas Sands Corp.	1,589	110,102
Marriott International, Inc., Class A	1,366	173,482
Marriott Vacations Worldwide Corp.	105	14,096
McDonald's Corp.	3,536	608,086
MGM Resorts International	2,260	77,111
Norwegian Cruise Line Holdings Ltd.*	777	42,082
Royal Caribbean Cruises Ltd.	751	93,034
Six Flags Entertainment Corp.	347	22,701
Starbucks Corp.	6,303	364,439
Texas Roadhouse, Inc.	285	14,555
Vail Resorts, Inc.	175	39,403
Wendy's Co. (The)	797	11,867
Wyndham Worldwide Corp.	449	50,463
Wynn Resorts Ltd.	349	55,170
Yum Brands, Inc.	1,505	125,622
		2,291,678
Internet & Direct Marketing Retail — 15.4%
Amazon.com, Inc.*	1,740	2,047,545
Expedia, Inc.	533	65,292
Groupon, Inc.*	1,723	9,718
Liberty Expedia Holdings, Inc., Class A*	237	10,684
Liberty Interactive Corp. QVC Group, Class A*	1,842	44,945
Liberty Ventures, Series A*	355	19,813
Netflix, Inc.*	1,885	353,588
Priceline Group, Inc. (The)*	214	372,298
Shutterfly, Inc.*	146	6,450
TripAdvisor, Inc.*	473	16,375
Wayfair, Inc., Class A*	177	12,388
		2,959,096

See accompanying notes to the financial statements.

40 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Internet Software & Services — 0.1%
Yelp, Inc.*	329	$14,657
IT Services — 0.0% (b)
Acxiom Corp.*	348	9,483
Media — 16.6%
AMC Networks, Inc., Class A*	227	11,700
Cable One, Inc.	20	13,736
CBS Corp., Class A	33	1,883
CBS Corp. (Non-Voting), Class B	1,589	89,079
Charter Communications, Inc., Class A*	878	286,412
Cinemark Holdings, Inc.	463	16,719
Comcast Corp., Class A	20,533	770,809
Discovery Communications, Inc., Class A*	672	12,781
Discovery Communications, Inc., Class C*	887	16,037
DISH Network Corp., Class A*	994	50,346
Interpublic Group of Cos., Inc. (The)	1,717	33,962
John Wiley & Sons, Inc., Class A	195	11,534
Liberty Broadband Corp., Class A*	114	9,771
Liberty Broadband Corp., Class C*	668	58,083
Liberty Global plc, Class A*	984	31,252
Liberty Global plc, Class C*	2,600	80,158
Liberty Global plc LiLAC, Class A*	217	4,514
Liberty Global plc LiLAC, Class C*	501	10,396
Liberty Media Corp.-Liberty Formula One, Class A*	112	3,896
Liberty Media Corp.-Liberty Formula One, Class C*	879	31,996
Liberty Media Corp.-Liberty SiriusXM, Class A*	366	14,922
Liberty Media Corp.-Liberty SiriusXM, Class C*	741	30,240
Lions Gate Entertainment Corp., Class A*	280	9,159
Lions Gate Entertainment Corp., Class B*	483	14,992
Live Nation Entertainment, Inc.*	585	26,547
Madison Square Garden Co. (The), Class A*	72	15,599
Meredith Corp.	172	11,722
New York Times Co. (The), Class A	549	10,321
News Corp., Class A	1,668	26,955
News Corp., Class B	532	8,725
Nexstar Media Group, Inc., Class A	202	13,716
Omnicom Group, Inc.	1,007	71,940
Regal Entertainment Group, Class A	495	10,004
Investments	Shares	Value
Common Stocks (a) (continued)
Scripps Networks Interactive, Inc., Class A	419	$34,291
Sinclair Broadcast Group, Inc., Class A	336	11,441
Sirius XM Holdings, Inc.	6,444	35,442
TEGNA, Inc.	939	12,470
Time Warner, Inc.	3,395	310,676
Time, Inc.	435	8,091
Tribune Media Co., Class A	316	13,019
Twenty-First Century Fox, Inc., Class A	4,594	146,732
Twenty-First Century Fox, Inc., Class B	1,917	59,715
Viacom, Inc., Class A	37	1,260
Viacom, Inc., Class B	1,540	43,613
Walt Disney Co. (The)	6,737	706,172
		3,192,828
Multiline Retail — 2.4%
Big Lots, Inc.	193	11,406
Dillard's, Inc., Class A	92	5,529
Dollar General Corp.	1,137	100,147
Dollar Tree, Inc.*	1,034	106,254
JC Penney Co., Inc.*	1,356	4,488
Kohl's Corp.	736	35,306
Macy's, Inc.	1,329	31,630
Nordstrom, Inc.	508	23,089
Target Corp.	2,384	142,802
		460,651
Professional Services — 0.7%
Dun & Bradstreet Corp. (The)	161	19,821
IHS Markit Ltd.*	1,586	70,767
Nielsen Holdings plc	1,466	53,832
		144,420
Road & Rail — 0.1%
Avis Budget Group, Inc.*	317	12,078
Specialty Retail — 12.2%
Aaron's, Inc.	272	10,260
Advance Auto Parts, Inc.	322	32,522
American Eagle Outfitters, Inc.	734	11,803
AutoNation, Inc.*	259	14,341
AutoZone, Inc.*	122	83,785
Bed Bath & Beyond, Inc.	629	14,083
Best Buy Co., Inc.	1,158	69,028
Burlington Stores, Inc.*	305	32,443
CarMax, Inc.*	800	55,128
Dick's Sporting Goods, Inc.	370	10,900
Five Below, Inc.*	241	14,894
Foot Locker, Inc.	541	23,176

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 41

Investments	Shares	Value
Common Stocks (a) (continued)
GameStop Corp., Class A	442	$8,287
Gap, Inc. (The)	959	30,985
Home Depot, Inc. (The)	5,146	925,354
L Brands, Inc.	1,089	61,060
Lithia Motors, Inc., Class A	105	12,315
Lowe's Cos., Inc.	3,685	307,218
Murphy USA, Inc.*	146	11,512
Office Depot, Inc.	2,263	7,400
O'Reilly Automotive, Inc.*	384	90,705
Ross Stores, Inc.	1,699	129,175
Sally Beauty Holdings, Inc.*	573	9,770
Signet Jewelers Ltd.	264	13,805
Tiffany & Co.	446	42,147
TJX Cos., Inc. (The)	2,777	209,802
Tractor Supply Co.	553	37,737
Ulta Beauty, Inc.*	255	56,536
Urban Outfitters, Inc.*	355	11,048
Williams-Sonoma, Inc.	348	17,804
		2,355,023
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*	291	18,647
Herc Holdings, Inc.*	4	237
		18,884
Total Common Stocks (Cost $15,289,466)		14,433,387
Investments	Principal Amount	Value
Short-Term Investments (a) — 17.6%
Repurchase Agreements (c) — 17.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,389,941 (Cost $3,389,846)	$3,389,846	$3,389,846
Total Investments — 92.5% (Cost $18,679,312)		17,823,233
Other assets less liabilities — 7.5%		1,442,012
Net Assets — 100.0%		$19,265,245

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,514,308.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,910,942
Aggregate gross unrealized depreciation	(1,339,136)
Net unrealized appreciation	$571,806
Federal income tax cost	$18,743,620

See accompanying notes to the financial statements.

42 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
984,878	1,064,846	11/6/2019	Bank of America NA	1.54%	Dow Jones U.S. Consumer ServicesSM Index	80,989
4,812,977	5,099,832	11/13/2019	Bank of America NA	1.13%	iShares® U.S. Consumer Services ETF	283,039
5,797,855	6,164,678					364,028	(334,996)	—	29,032
1,984,429	2,098,538	11/6/2019	Citibank NA	1.51%	Dow Jones U.S. Consumer ServicesSM Index	114,981	—	—	114,981
9,646,750	10,201,461	11/6/2019	Credit Suisse International	1.70%	Dow Jones U.S. Consumer ServicesSM Index	557,767	—	(410,713)	147,054
724,421	766,077	11/6/2019	Deutsche Bank AG	1.61%	Dow Jones U.S. Consumer ServicesSM Index	41,912	—	—	41,912
546,836	578,281	11/6/2019	Goldman Sachs International	1.71%	Dow Jones U.S. Consumer ServicesSM Index	31,590
668,046	708,125	11/6/2019	Goldman Sachs International	1.24%	iShares® U.S. Consumer Services ETF	39,368
1,214,882	1,286,406					70,958	—	—	70,958
448,281	621,021	11/6/2018	Morgan Stanley & Co. International plc	0.69%	iShares® U.S. Consumer Services ETF	168,543
2,462,365	2,603,957	11/6/2019	Morgan Stanley & Co. International plc	1.69%	Dow Jones U.S. Consumer ServicesSM Index	142,536
2,910,646	3,224,978					311,079	(271,630)	—	39,449
168,888	182,650	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. Consumer ServicesSM Index	13,826	(9,910)	—	3,916
180,242	197,856	11/6/2019	UBS AG	1.59%	Dow Jones U.S. Consumer ServicesSM Index	17,642	—	—	17,642
22,628,113	24,122,644					1,492,193
					Total Appreciation	1,492,193

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 43

Investments	Shares	Value
Common Stocks (a) — 72.8%
Aerospace & Defense — 8.2%
Boeing Co. (The)	86,675	$23,991,640
United Technologies Corp.	86,675	10,526,679
		34,518,319
Banks — 2.2%
JPMorgan Chase & Co.	86,675	9,059,271
Beverages — 0.9%
Coca-Cola Co. (The)	86,675	3,967,115
Capital Markets — 5.1%
Goldman Sachs Group, Inc. (The)	86,675	21,464,196
Chemicals — 1.5%
DowDuPont, Inc.	86,675	6,237,133
Communications Equipment — 0.8%
Cisco Systems, Inc.	86,675	3,232,978
Consumer Finance — 2.0%
American Express Co.	86,675	8,469,014
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	86,675	4,410,891
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	86,675	8,427,410
Health Care Providers & Services — 4.7%
UnitedHealth Group, Inc.	86,675	19,776,635
Hotels, Restaurants & Leisure — 3.6%
McDonald's Corp.	86,675	14,905,500
Household Products — 1.9%
Procter & Gamble Co. (The)	86,675	7,799,883
Industrial Conglomerates — 5.4%
3M Co.	86,675	21,074,159
General Electric Co.	86,675	1,585,286
		22,659,445
Insurance — 2.8%
Travelers Cos., Inc. (The)	86,675	11,750,530
IT Services — 5.5%
International Business Machines Corp.	86,675	13,345,350
Visa, Inc., Class A	86,675	9,758,738
		23,104,088
Investments	Shares	Value
Common Stocks (a) (continued)
Machinery — 2.9%
Caterpillar, Inc.	86,675	$12,234,176
Media — 2.2%
Walt Disney Co. (The)	86,675	9,085,273
Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	86,675	10,313,458
Exxon Mobil Corp.	86,675	7,219,161
		17,532,619
Pharmaceuticals — 4.8%
Johnson & Johnson	86,675	12,076,428
Merck & Co., Inc.	86,675	4,790,527
Pfizer, Inc.	86,675	3,142,835
		20,009,790
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	86,675	3,886,507
Software — 1.7%
Microsoft Corp.	86,675	7,295,435
Specialty Retail — 3.7%
Home Depot, Inc. (The)	86,675	15,585,898
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	86,675	14,895,099
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	86,675	5,236,904
Total Common Stocks (Cost $269,017,355)		305,544,109
	Principal Amount
Short-Term Investments (a) — 14.8%
Repurchase Agreements (b) — 14.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $62,390,328 (Cost $62,388,561)	$62,388,561	62,388,561
Total Investments — 87.6% (Cost $331,405,916)		367,932,670
Other assets less liabilities — 12.4%		52,209,052
Net Assets — 100.0%		$420,141,722

See accompanying notes to the financial statements.

44 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $34,163,883.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,755,690
Aggregate gross unrealized depreciation	(4,548,517)
Net unrealized appreciation	$77,207,173
Federal income tax cost	$332,007,660

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
DJIA CBOT E-Mini Index	267	12/15/2017	USD	$32,389,770	$2,034,910

Cash collateral in the amount of $983,895 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA DOW30SM DDM :: 45

Swap Agreements1

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
76,551,269	80,104,182	11/6/2019	Bank of America NA	1.79%	Dow Jones Industrial AverageSM	3,668,410	(2,635,427)	—	1,032,983
69,365,821	80,179,679	11/6/2018	Citibank NA	1.73%	Dow Jones Industrial AverageSM	11,338,969	(9,697,670)	(1,716)	1,639,583
88,757,527	91,586,339	11/6/2019	Credit Suisse International	1.70%	Dow Jones Industrial AverageSM	3,062,734	—	(1,770,219)	1,292,515
8,180,000	8,595,478	11/6/2019	Deutsche Bank AG	1.66%	Dow Jones Industrial AverageSM	433,757	—	(250,000)	183,757
25,133,192	28,148,423	11/6/2018	Goldman Sachs International	1.71%	Dow Jones Industrial AverageSM	3,148,950
27,000,000	30,990,286	11/6/2018	Goldman Sachs International	1.56%	SPDR® Dow Jones Industrial AverageSM ETF Trust	3,793,863
52,133,192	59,138,709					6,942,813	(6,177,521)	(110,559)	654,733
104,544,068	108,308,956	11/6/2019	Morgan Stanley & Co. International plc	1.57%	SPDR® Dow Jones Industrial AverageSM ETF Trust	3,642,454	(2,223,036)	—	1,419,418
63,307,733	64,969,005	11/6/2019	Societe Generale	1.59%	Dow Jones Industrial AverageSM	1,807,029	(1,059,175)	—	747,854
1,636,015	9,481,053	11/6/2018	UBS AG	1.64%	Dow Jones Industrial AverageSM	8,351,087	(8,294,795)	—	56,292
464,475,625	502,363,401					39,247,253
					Total Appreciation	39,247,253

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

46 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 78.5%
Aflac, Inc. (Insurance)	0.5%	56,066	$4,913,624
Allstate Corp. (The) (Insurance)	0.6%	51,262	5,262,557
American Express Co. (Consumer Finance)	1.0%	104,082	10,169,852
American International Group, Inc. (Insurance)	0.8%	128,156	7,684,234
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	0.9%	60,882	8,762,746
Ameriprise Financial, Inc. (Capital Markets)	0.4%	21,271	3,472,065
Aon plc (Insurance)	0.5%	36,080	5,059,138
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	19,589	3,552,073
Bank of America Corp. (Banks)	4.1%	1,391,924	39,210,499
Bank of New York Mellon Corp. (The) (Capital Markets)	0.8%	146,562	8,022,804
BB&T Corp. (Banks)	0.6%	114,635	5,665,262
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.6%	272,959	52,683,816
BlackRock, Inc. (Capital Markets)	0.9%	17,584	8,812,925
Capital One Financial Corp. (Consumer Finance)	0.7%	68,616	6,312,672
Charles Schwab Corp. (The) (Capital Markets)	0.9%	169,070	8,248,925
Chubb Ltd. (Insurance)	1.0%	66,024	10,042,911
Citigroup, Inc. (Banks)	3.1%	386,503	29,180,976
CME Group, Inc. (Capital Markets)	0.8%	48,219	7,210,669
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	0.7%	57,632	6,512,416
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	29,026	3,387,334
Discover Financial Services (Consumer Finance)	0.4%	52,821	3,729,163
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	11,052	5,133,543
Equity Residential (Equity Real Estate Investment Trusts (REITs))	0.4%	52,106	3,481,723
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.3%	51,040	$12,639,546
Intercontinental Exchange, Inc. (Capital Markets)	0.6%	83,483	5,964,860
JPMorgan Chase & Co. (Banks)	5.5%	499,196	52,175,966
M&T Bank Corp. (Banks)	0.4%	21,553	3,641,379
Marsh & McLennan Cos., Inc. (Insurance)	0.6%	72,706	6,102,215
Mastercard, Inc., Class A (IT Services)	2.1%	132,463	19,931,708
MetLife, Inc. (Insurance)	0.9%	150,777	8,093,709
Moody's Corp. (Capital Markets)	0.4%	23,573	3,578,853
Morgan Stanley (Capital Markets)	1.1%	200,612	10,353,585
PNC Financial Services Group, Inc. (The) (Banks)	1.0%	67,980	9,555,269
Progressive Corp. (The) (Insurance)	0.5%	82,548	4,389,903
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	75,450	4,997,053
Prudential Financial, Inc. (Insurance)	0.7%	60,574	7,016,892
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.5%	21,228	4,524,111
S&P Global, Inc. (Capital Markets)	0.6%	36,458	6,033,070
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.8%	44,095	7,132,366
State Street Corp. (Capital Markets)	0.5%	53,048	5,058,127
SunTrust Banks, Inc. (Banks)	0.4%	68,083	4,195,955
Synchrony Financial (Consumer Finance)	0.4%	106,056	3,806,350
T. Rowe Price Group, Inc. (Capital Markets)	0.4%	34,096	3,509,160
Travelers Cos., Inc. (The) (Insurance)	0.6%	39,146	5,307,023
US Bancorp (Banks)	1.3%	225,433	12,432,630
Visa, Inc., Class A (IT Services)	3.1%	259,512	29,218,456
Wells Fargo & Co. (Banks)	3.8%	633,762	35,788,540
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	52,328	3,530,047

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 47

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	0.4%	106,812	$3,779,009
Other Common Stocks	23.7%	6,176,486	224,897,687
Total Common Stocks (Cost $557,894,942)			744,165,396
		Principal Amount
Short-Term Investments (a) — 14.9%
Repurchase Agreements (b) — 14.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $141,777,281 (Cost $141,773,264)		$141,773,264	141,773,264
Total Investments — 93.4% (Cost $699,668,206)			885,938,660
Other assets less liabilities — 6.6%			62,514,617
Net Assets — 100.0%			$948,453,277

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $141,491,987.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,959,172
Aggregate gross unrealized depreciation	(17,266,662)
Net unrealized appreciation	$237,692,510
Federal income tax cost	$700,419,819

Swap Agreements1

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
50,408,559	51,883,191	11/6/2019	Bank of America NA	1.36%	iShares® U.S. Financials ETF	1,414,290
301,462,198	313,777,106	11/6/2018	Bank of America NA	1.79%	Dow Jones U.S. FinancialsSM Index[6]	12,383,737
351,870,757	365,660,297					13,798,027	(12,525,112)	—	1,272,915
54,681,394	55,840,929	11/6/2019	Citibank NA	1.91%	Dow Jones U.S. FinancialsSM Index[6]	1,180,025	(918,325)	—	261,700
8,805,344	9,036,924	11/13/2019	Credit Suisse International	1.71%	Dow Jones U.S. FinancialsSM Index[6]	231,692	—	(66)	231,626
80,951,967	82,407,243	11/13/2019	Deutsche Bank AG	1.66%	Dow Jones U.S. FinancialsSM Index[6]	1,477,176	—	(1,100,000)	377,176
29,708,017	30,621,771	11/13/2019	Goldman Sachs International	1.71%	Dow Jones U.S. FinancialsSM Index[6]	920,001	(803,705)	—	116,296
31,678,111	32,384,898	11/13/2019	Morgan Stanley & Co. International plc	1.79%	Dow Jones U.S. FinancialsSM Index[6]	709,998

See accompanying notes to the financial statements.

48 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
159,043,468	184,818,138	11/6/2018	Morgan Stanley & Co. International plc	1.49%	iShares® U.S. Financials ETF	24,154,730
190,721,579	217,203,036					24,864,728	(24,864,728)	—	—
194,529,577	200,065,291	11/6/2019	Societe Generale	1.74%	Dow Jones U.S. FinancialsSM Index[6]	5,676,069	(4,866,264)	—	809,805
189,861,170	193,782,393	11/6/2019	UBS AG	1.69%	Dow Jones U.S. FinancialsSM Index[6]	4,025,951	—	—	4,025,951
1,101,129,805	1,154,617,884					52,173,669
					Total Appreciation	52,173,669

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Banks	25.3%
Capital Markets	11.8%
Consumer Finance	3.0%
Diversified Financial Services	5.7%
Equity Real Estate Investment Trusts (REITs)	14.5%
Insurance	11.4%
IT Services	5.3%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Real Estate Management & Development	0.4%
Thrifts & Mortgage Finance	0.4%
Other[1]	21.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 49

Investments	Principal Amount	Value
Short-Term Investments — 58.7%
Repurchase Agreements (a) — 58.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $33,232,447 (Cost $33,231,506)	$33,231,506	$33,231,506
Total Investments — 58.7% (Cost $33,231,506)		33,231,506
Other assets less liabilities — 41.3%		23,364,222
Net Assets — 100.0%		$56,595,728

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$736,200
Aggregate gross unrealized depreciation	(1,055,757)
Net unrealized depreciation	$(319,557)
Federal income tax cost	$33,231,506

Swap Agreements1,6

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
16,217,561	17,009,583	11/6/2018	Bank of America NA	1.34%	iShares® China Large-Cap ETF	736,200	(736,200)	—	—
32,927,998	32,729,338	11/6/2019	Credit Suisse International	0.99%	iShares® China Large-Cap ETF	(224,106)	—	224,106	—
42,076,936	41,736,120	11/6/2019	Goldman Sachs International	(0.29)%	iShares® China Large-Cap ETF	(333,935)	—	333,935	—
4,393,812	4,383,349	11/6/2019	Morgan Stanley & Co. International plc	(0.61)%	iShares® China Large-Cap ETF	(9,070)	—	9,070	—
443,586	208,018	11/6/2019	Societe Generale	0.74%	iShares® China Large-Cap ETF	(238,977)	—	238,977	—
17,480,024	17,233,415	11/6/2019	UBS AG	0.24%	iShares® China Large-Cap ETF	(249,669)	—	249,669	—
113,539,917	113,299,823					(319,557)
					Total Appreciation	736,200
					Total Depreciation	(1,055,757)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

50 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA FTSE CHINA 50 XPP :: 51

Investments	Principal Amount	Value
Short-Term Investments — 71.5%
Repurchase Agreements (a) — 71.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $9,100,568 (Cost $9,100,310)	$9,100,310	$9,100,310
Total Investments — 71.5% (Cost $9,100,310)		9,100,310
Other assets less liabilities — 28.5%		3,632,483
Net Assets — 100.0%		$12,732,793

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,740
Aggregate gross unrealized depreciation	(292,060)
Net unrealized depreciation	$(91,320)
Federal income tax cost	$9,100,310

Swap Agreements1,6

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,793,035	1,789,981	11/6/2019	Bank of America NA	1.29%	Vanguard® FTSE Europe ETF Shares	(4,731)	—	4,731	—
1,638,811	1,636,019	11/6/2019	Citibank NA	1.41%	Vanguard® FTSE Europe ETF Shares	(4,453)	—	4,453	—
9,598,000	9,693,705	11/6/2019	Credit Suisse International	1.04%	Vanguard® FTSE Europe ETF Shares	88,897	—	(989)	87,908
1,886,400	1,886,083	11/6/2019	Goldman Sachs International	1.01%	Vanguard® FTSE Europe ETF Shares	(1,736)	—	1,736	—
870,982	743,672	11/6/2019	Morgan Stanley & Co. International plc	1.52%	Vanguard® FTSE Europe ETF Shares	(130,514)	—	130,514	—
688,098	540,622	11/6/2019	Societe Generale	1.24%	Vanguard® FTSE Europe ETF Shares	(150,626)	—	80,000	(70,626)
9,050,232	9,168,677	11/6/2019	UBS AG	1.24%	Vanguard® FTSE Europe ETF Shares	111,843	—	—	111,843
25,525,558	25,458,759					(91,320)
					Total Appreciation	200,740
					Total Depreciation	(292,060)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

52 :: UPV ULTRA FTSE EUROPE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 53

Investments	Shares	Value
Exchange Traded Funds — 61.4%
VanEck Vectors Gold Miners ETF (Cost $8,779,102)	372,374	$8,367,244
	Principal Amount
Short-Term Investments — 19.2%
Repurchase Agreements (a) — 19.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,609,850 (Cost $2,609,776)	$2,609,776	2,609,776
Total Investments — 80.6% (Cost $11,388,878)		10,977,020
Other assets less liabilities — 19.4%		2,638,304
Net Assets — 100.0%		$13,615,324

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,122,148)
Net unrealized depreciation	$(1,122,148)
Federal income tax cost	$11,770,944

Swap Agreements1,6

Ultra Gold Miners had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,420,568	4,360,025	1/7/2019	Bank of America NA	1.74%	VanEck Vectors Gold Miners ETF	(68,295)	—	68,295	—
4,045,275	3,981,511	1/7/2019	Goldman Sachs International	1.76%	VanEck Vectors Gold Miners ETF	(71,253)	—	71,253	—
2,645,299	2,603,602	1/7/2019	Morgan Stanley & Co. International plc	2.14%	VanEck Vectors Gold Miners ETF	(47,676)	—	47,676	—
5,824,904	5,733,088	1/7/2019	Societe Generale	1.74%	VanEck Vectors Gold Miners ETF	(102,522)	—	102,522	—
2,192,751	2,158,187	1/7/2019	UBS AG	1.69%	VanEck Vectors Gold Miners ETF	(38,478)	—	38,478	—
19,128,797	18,836,413					(328,224)
					Total Depreciation	(328,224)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

54 :: GDXX ULTRA GOLD MINERS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 80.4%
Biotechnology — 18.1%
AbbVie, Inc.	42,797	$4,147,885
ACADIA Pharmaceuticals, Inc.*	2,596	78,529
Agios Pharmaceuticals, Inc.*	1,113	68,505
Alexion Pharmaceuticals, Inc.*	5,992	657,982
Alkermes plc*	4,125	215,696
Alnylam Pharmaceuticals, Inc.*	2,191	294,777
Amgen, Inc.	19,590	3,441,179
Biogen, Inc.*	5,676	1,828,637
BioMarin Pharmaceutical, Inc.*	4,705	403,689
Bioverativ, Inc.*	2,904	145,258
Bluebird Bio, Inc.*	1,224	211,507
Celgene Corp.*	21,004	2,117,833
Clovis Oncology, Inc.*	1,307	82,171
Exact Sciences Corp.*	3,197	190,158
Exelixis, Inc.*	7,496	202,992
Gilead Sciences, Inc.	35,060	2,621,787
Incyte Corp.*	4,584	453,770
Intercept Pharmaceuticals, Inc.*	478	29,354
Intrexon Corp.*	1,679	22,902
Ionis Pharmaceuticals, Inc.*	3,339	185,281
Juno Therapeutics, Inc.*	2,278	124,424
Ligand Pharmaceuticals, Inc.*	562	74,100
Myriad Genetics, Inc.*	1,837	63,615
Neurocrine Biosciences, Inc.*	2,365	170,020
OPKO Health, Inc.*	9,762	51,251
Portola Pharmaceuticals, Inc.*	1,701	86,326
Radius Health, Inc.*	1,063	30,094
Regeneron Pharmaceuticals, Inc.*	2,063	746,517
Seattle Genetics, Inc.*	2,573	156,773
TESARO, Inc.*	1,018	86,123
Ultragenyx Pharmaceutical, Inc.*	1,060	53,519
United Therapeutics Corp.*	1,166	151,568
Vertex Pharmaceuticals, Inc.*	6,769	976,699
		20,170,921
Commercial Services & Supplies — 0.1%
Healthcare Services Group, Inc.	1,965	102,042
Health Care Equipment & Supplies — 17.1%
Abbott Laboratories	46,640	2,629,097
ABIOMED, Inc.*	1,125	219,195
Align Technology, Inc.*	1,937	505,324
Baxter International, Inc.	13,458	881,903
Becton Dickinson and Co.	6,109	1,394,135
Boston Scientific Corp.*	36,837	968,076
Cooper Cos., Inc. (The)	1,312	316,428
CR Bard, Inc.	1,951	655,419
Danaher Corp.	16,412	1,548,636
DENTSPLY SIRONA, Inc.	6,161	412,849
Investments	Shares	Value
Common Stocks (a) (continued)
DexCom, Inc.*	2,324	$135,791
Edwards Lifesciences Corp.*	5,669	664,407
Haemonetics Corp.*	1,412	81,613
Halyard Health, Inc.*	1,256	60,966
Hill-Rom Holdings, Inc.	1,769	149,569
Hologic, Inc.*	7,530	314,151
IDEXX Laboratories, Inc.*	2,343	366,469
Integra LifeSciences Holdings Corp.*	1,698	82,557
Intuitive Surgical, Inc.*	3,003	1,200,539
Masimo Corp.*	1,283	113,982
Medtronic plc	36,367	2,986,822
NuVasive, Inc.*	1,364	78,689
ResMed, Inc.	3,818	326,057
STERIS plc	2,280	205,109
Stryker Corp.	8,636	1,347,216
Teleflex, Inc.	1,209	321,014
Varex Imaging Corp.*	1	37
Varian Medical Systems, Inc.*	2,465	275,464
West Pharmaceutical Services, Inc.	1,987	198,561
Zimmer Biomet Holdings, Inc.	5,428	635,619
		19,075,694
Health Care Providers & Services — 14.8%
Acadia Healthcare Co., Inc.*	2,193	69,803
Aetna, Inc.	8,905	1,604,503
Anthem, Inc.	7,050	1,656,468
Brookdale Senior Living, Inc.*	5,001	53,461
Centene Corp.*	4,630	472,677
Cigna Corp.	6,759	1,431,083
DaVita, Inc.*	4,107	250,773
Envision Healthcare Corp.*	3,244	103,581
Express Scripts Holding Co.*	15,505	1,010,616
HCA Healthcare, Inc.*	7,759	659,515
HealthSouth Corp.	2,651	132,417
Henry Schein, Inc.*	4,259	304,306
Humana, Inc.	3,880	1,012,137
Laboratory Corp. of America Holdings*	2,733	432,552
LifePoint Health, Inc.*	1,077	51,481
Magellan Health, Inc.*	636	53,742
MEDNAX, Inc.*	2,512	125,072
Molina Healthcare, Inc.*	1,181	92,401
Owens & Minor, Inc.	1,644	31,466
Patterson Cos., Inc.	2,211	80,812
Quest Diagnostics, Inc.	3,662	360,561
Tenet Healthcare Corp.*	2,165	30,526
UnitedHealth Group, Inc.	25,957	5,922,609
Universal Health Services, Inc., Class B	2,373	257,115
WellCare Health Plans, Inc.*	1,195	254,523
		16,454,200

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 55

Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 4.0%
Bio-Rad Laboratories, Inc., Class A*	540	$146,502
Bio-Techne Corp.	1,002	135,019
Bruker Corp.	2,763	97,202
Charles River Laboratories International, Inc.*	1,278	133,168
Illumina, Inc.*	3,920	901,718
INC Research Holdings, Inc., Class A*	1,509	57,795
IQVIA Holdings, Inc.*	4,069	415,079
PRA Health Sciences, Inc.*	1,329	109,470
Thermo Fisher Scientific, Inc.	10,744	2,071,013
Waters Corp.*	2,143	422,535
		4,489,501
Pharmaceuticals — 26.3%
Akorn, Inc.*	2,515	81,863
Allergan plc	8,975	1,560,124
Bristol-Myers Squibb Co.	44,027	2,782,066
Catalent, Inc.*	3,526	140,299
Eli Lilly & Co.	26,011	2,201,571
Endo International plc*	5,395	39,599
Horizon Pharma plc*	4,386	63,071
Impax Laboratories, Inc.*	1,995	33,217
Jazz Pharmaceuticals plc*	1,613	225,401
Johnson & Johnson	72,057	10,039,702
Mallinckrodt plc*	2,609	56,928
Medicines Co. (The)*	1,716	49,764
Merck & Co., Inc.	73,431	4,058,531
Mylan NV*	14,397	525,922
Nektar Therapeutics*	4,197	226,596
Pacira Pharmaceuticals, Inc.*	1,083	50,035
Perrigo Co. plc	3,561	310,555
Pfizer, Inc.	160,218	5,809,505
Prestige Brands Holdings, Inc.*	1,423	64,320
Zoetis, Inc.	13,176	952,493
		29,271,562
Total Common Stocks (Cost $92,235,536)		89,563,920
	No. of Rights
Rights — 0.0% (b)
Biotechnology — 0.0% (b)
Dyax Corp., CVR*(c)(d) (Cost $—)	5,189	5,760
Investments	Principal Amount	Value
Short-Term Investments (a) — 17.5%
Repurchase Agreements (e) — 17.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $19,537,272 (Cost $19,536,719)	$19,536,719	$19,536,719
Total Investments — 97.9% (Cost $111,772,255)		109,106,399
Other assets less liabilities — 2.1%		2,303,577
Net Assets — 100.0%		$111,409,976

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $7,419,630.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $5,760, which represents approximately 0.01% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,408,448
Aggregate gross unrealized depreciation	(6,702,337)
Net unrealized appreciation	$706,111
Federal income tax cost	$111,801,575

See accompanying notes to the financial statements.

56 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
105,794	108,281	11/13/2019	Bank of America NA	1.19%	iShares® U.S. Healthcare ETF	2,399
4,259,824	4,329,743	11/13/2019	Bank of America NA	1.59%	Dow Jones U.S. Health CareSM Index[6]	72,271
4,365,618	4,438,024					74,670	—	—	74,670
6,399,398	6,583,074	11/6/2018	Citibank NA	1.51%	Dow Jones U.S. Health CareSM Index[6]	188,433	—	—	188,433
8,891,315	9,102,899	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. Health CareSM Index[6]	219,285	—	(6)	219,279
176,175	180,016	11/13/2019	Goldman Sachs International	1.71%	Dow Jones U.S. Health CareSM Index[6]	3,996
10,581,168	10,902,908	11/6/2018	Goldman Sachs International	1.24%	iShares® U.S. Healthcare ETF	310,135
10,757,343	11,082,924					314,131	—	—	314,131
3,216,416	3,292,956	11/13/2019	Morgan Stanley & Co. International plc	1.94%	Dow Jones U.S. Health CareSM Index[6]	78,754
21,447,491	22,118,215	1/8/2018	Morgan Stanley & Co. International plc	1.54%	iShares® U.S. Healthcare ETF	637,720
24,663,907	25,411,171					716,474	(533,982)	—	182,492
41,210,241	42,337,336	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. Health CareSM Index[6]	1,154,414	(621,424)	—	532,990
33,720,393	34,419,644	11/13/2019	UBS AG	1.59%	Dow Jones U.S. Health CareSM Index[6]	733,880	—	(280,000)	453,880
130,008,215	133,375,072					3,401,287
					Total Appreciation	3,401,287

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 57

Investments	Shares	Value
Exchange Traded Funds — 72.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,370,425)	27,163	$2,384,368
	Principal Amount
Short-Term Investments — 10.5%
Repurchase Agreements (a) — 10.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $344,706 (Cost $344,696)	$344,696	344,696
Total Investments — 83.0% (Cost $2,715,121)		2,729,064
Other assets less liabilities — 17.0%		558,421
Net Assets — 100.0%		$3,287,485

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,357
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$108,357
Federal income tax cost	$2,715,121

Swap Agreements1,6

Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,071,019	1,083,912	11/6/2019	Citibank NA	0.99%	iShares® iBoxx $ High Yield Corporate Bond ETF	12,368	—	—	12,368
2,358,467	2,388,393	11/6/2019	Credit Suisse International	(0.51)%	iShares® iBoxx $ High Yield Corporate Bond ETF	30,523	—	—	30,523
647,615	704,357	11/2/2018	Goldman Sachs International	0.96%	iShares® iBoxx $ High Yield Corporate Bond ETF	51,523	—	—	51,523
4,077,101	4,176,662					94,414
					Total Appreciation	94,414

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

58 :: UJB ULTRA HIGH YIELD :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 85.3%
3M Co. (Industrial Conglomerates)	3.7%	4,319	$1,050,122
Accenture plc, Class A (IT Services)	2.3%	4,473	662,049
Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.6%	2,326	161,052
AMETEK, Inc. (Electrical Equipment)	0.4%	1,670	121,392
Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.7%	2,211	200,294
Automatic Data Processing, Inc. (IT Services)	1.3%	3,216	368,103
Boeing Co. (The) (Aerospace & Defense)	3.9%	4,022	1,113,290
Caterpillar, Inc. (Machinery)	2.1%	4,277	603,699
CSX Corp. (Road & Rail)	1.3%	6,611	368,563
Cummins, Inc. (Machinery)	0.7%	1,140	190,836
Deere & Co. (Machinery)	1.2%	2,315	346,926
Dover Corp. (Machinery)	0.4%	1,127	110,119
Eaton Corp. plc (Electrical Equipment)	0.9%	3,219	250,374
Emerson Electric Co. (Electrical Equipment)	1.1%	4,632	300,246
Fastenal Co. (Trading Companies & Distributors)	0.4%	2,084	109,181
FedEx Corp. (Air Freight & Logistics)	1.5%	1,786	413,388
Fidelity National Information Services, Inc. (IT Services)	0.8%	2,406	226,958
Fiserv, Inc.* (IT Services)	0.7%	1,523	200,198
FleetCor Technologies, Inc.* (IT Services)	0.4%	668	121,489
Fortive Corp. (Machinery)	0.6%	2,208	164,827
General Dynamics Corp. (Aerospace & Defense)	1.5%	2,016	417,635
General Electric Co. (Industrial Conglomerates)	4.1%	62,666	1,146,161
Global Payments, Inc. (IT Services)	0.4%	1,104	111,018
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Honeywell International, Inc. (Industrial Conglomerates)	3.0%	5,518	$860,587
Illinois Tool Works, Inc. (Machinery)	1.4%	2,242	379,459
Ingersoll-Rand plc (Machinery)	0.6%	1,836	160,870
International Paper Co. (Containers & Packaging)	0.6%	2,989	169,207
Johnson Controls International plc (Building Products)	0.9%	6,749	254,032
L3 Technologies, Inc. (Aerospace & Defense)	0.4%	566	112,402
Lockheed Martin Corp. (Aerospace & Defense)	2.0%	1,813	578,564
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	0.4%	186	117,033
Norfolk Southern Corp. (Road & Rail)	1.0%	2,086	289,182
Northrop Grumman Corp. (Aerospace & Defense)	1.4%	1,260	387,324
PACCAR, Inc. (Machinery)	0.6%	2,543	178,849
Parker-Hannifin Corp. (Machinery)	0.6%	964	180,740
Paychex, Inc. (IT Services)	0.6%	2,315	155,823
PayPal Holdings, Inc.* (IT Services)	2.2%	8,181	619,547
Raytheon Co. (Aerospace & Defense)	1.4%	2,101	401,606
Rockwell Automation, Inc. (Electrical Equipment)	0.6%	929	179,371
Rockwell Collins, Inc. (Aerospace & Defense)	0.5%	1,176	155,597
Roper Technologies, Inc. (Industrial Conglomerates)	0.7%	740	197,736
Sherwin-Williams Co. (The) (Chemicals)	0.8%	595	237,655
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.9%	2,558	241,578

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 59

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Union Pacific Corp. (Road & Rail)	2.6%	5,793	$732,814
United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.1%	4,985	605,428
United Technologies Corp. (Aerospace & Defense)	2.3%	5,377	653,037
Vulcan Materials Co. (Construction Materials)	0.4%	957	120,247
Waste Management, Inc. (Commercial Services & Supplies)	0.8%	2,930	240,992
WestRock Co. (Containers & Packaging)	0.4%	1,838	114,710
Other Common Stocks	25.1%	114,502	7,125,075
Total Common Stocks (Cost $23,730,235)			24,207,385
		Principal Amount
Short-Term Investments (a) — 2.2%
Repurchase Agreements (b) — 2.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $613,877 (Cost $613,860)		$613,860	613,860
Total Investments — 87.5% (Cost $24,344,095)			24,821,245
Other assets less liabilities — 12.5%			3,555,330
Net Assets — 100.0%			$28,376,575

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,568,883.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,980,529
Aggregate gross unrealized depreciation	(812,741)
Net unrealized appreciation	$3,167,788
Federal income tax cost	$24,367,701

Swap Agreements1

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,222,967	3,223,701	11/6/2018	Bank of America NA	1.13%	iShares® U.S. Industrials ETF	962,618
12,096,885	12,463,034	11/13/2019	Bank of America NA	1.54%	Dow Jones U.S. IndustrialsSM Index	372,519
14,319,852	15,686,735					1,335,137	(946,630)	—	388,507
484,037	647,008	11/6/2018	Citibank NA	1.51%	Dow Jones U.S. IndustrialsSM Index	169,851	—	—	169,851

See accompanying notes to the financial statements.

60 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,702,092	1,746,627	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. IndustrialsSM Index	46,370	—	(588)	45,782
4,392,218	4,485,045	11/6/2019	Goldman Sachs International	1.71%	Dow Jones U.S. IndustrialsSM Index	103,764	—	—	103,764
1,815,545	1,863,754	11/13/2019	Morgan Stanley & Co. International plc	1.84%	Dow Jones U.S. IndustrialsSM Index	49,889
3,394,349	4,363,874	11/6/2018	Morgan Stanley & Co. International plc	1.49%	iShares® U.S. Industrials ETF	928,298
5,209,894	6,227,628					978,187	(842,176)	—	136,011
2,454,441	2,495,732	11/13/2019	Societe Generale	1.64%	Dow Jones U.S. IndustrialsSM Index	45,418	—	—	45,418
1,270,815	1,305,034	11/6/2019	UBS AG	1.59%	Dow Jones U.S. IndustrialsSM Index	35,517	—	—	35,517
29,833,349	32,593,809					2,714,244
					Total Appreciation	2,714,244

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra Industrials invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	16.1%
Air Freight & Logistics	4.4%
Building Products	2.6%
Chemicals	0.8%
Commercial Services & Supplies	2.2%
Construction & Engineering	1.1%
Construction Materials	1.0%
Containers & Packaging	3.2%
Electrical Equipment	3.8%
Electronic Equipment, Instruments & Components	4.2%
Industrial Conglomerates	11.7%
Internet Software & Services	0.3%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 61

IT Services	11.2%
Life Sciences Tools & Services	1.2%
Machinery	11.8%
Marine	0.1%
Multi-Utilities	0.1%
Paper & Forest Products	0.1%
Professional Services	1.4%
Road & Rail	6.0%
Trading Companies & Distributors	1.9%
Transportation Infrastructure	0.1%
Other[1]	14.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

62 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 86.4%
ABIOMED, Inc.* (Health Care Equipment & Supplies)	0.4%	3,068	$597,769
Alleghany Corp.* (Insurance)	0.4%	1,130	660,824
Atmos Energy Corp. (Gas Utilities)	0.5%	7,766	716,724
Broadridge Financial Solutions, Inc. (IT Services)	0.5%	8,528	769,737
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.4%	6,767	617,692
CDK Global, Inc. (Software)	0.4%	9,644	666,304
Chemours Co. (The) (Chemicals)	0.4%	13,531	695,493
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.6%	6,339	878,395
Copart, Inc.* (Commercial Services & Supplies)	0.4%	14,672	633,244
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.4%	3,202	596,084
East West Bancorp, Inc. (Banks)	0.4%	10,579	651,032
FactSet Research Systems, Inc. (Capital Markets)	0.4%	2,872	574,055
Graco, Inc. (Machinery)	0.4%	4,100	539,519
Great Plains Energy, Inc. (Electric Utilities)	0.4%	15,790	541,755
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	0.4%	12,980	577,350
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	0.5%	3,325	803,553
IDEX Corp. (Machinery)	0.5%	5,596	758,650
Ingredion, Inc. (Food Products)	0.5%	5,248	726,743
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	0.4%	2,759	631,756
Jack Henry & Associates, Inc. (IT Services)	0.4%	5,670	653,864
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	13,573	590,426
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	7,202	$542,887
Lamb Weston Holdings, Inc. (Food Products)	0.4%	10,703	581,922
Leidos Holdings, Inc. (IT Services)	0.4%	10,407	661,573
Lennox International, Inc. (Building Products)	0.4%	2,780	583,077
ManpowerGroup, Inc. (Professional Services)	0.4%	4,886	629,805
MarketAxess Holdings, Inc. (Capital Markets)	0.4%	2,752	537,383
MSCI, Inc. (Capital Markets)	0.5%	6,594	848,648
NVR, Inc.* (Household Durables)	0.6%	255	886,125
Old Dominion Freight Line, Inc. (Road & Rail)	0.4%	5,007	647,105
Orbital ATK, Inc. (Aerospace & Defense)	0.4%	4,218	556,523
Polaris Industries, Inc. (Leisure Products)	0.4%	4,260	541,063
PTC, Inc.* (Software)	0.4%	8,465	539,051
Reinsurance Group of America, Inc. (Insurance)	0.5%	4,722	765,200
SEI Investments Co. (Capital Markets)	0.4%	9,609	676,089
Signature Bank* (Banks)	0.4%	4,025	552,552
Steel Dynamics, Inc. (Metals & Mining)	0.4%	17,564	676,214
STERIS plc (Health Care Equipment & Supplies)	0.4%	6,219	559,461
SVB Financial Group* (Banks)	0.6%	3,858	878,235
Take-Two Interactive Software, Inc.* (Software)	0.6%	8,351	931,555
Teleflex, Inc. (Health Care Equipment & Supplies)	0.6%	3,298	875,685
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	14,485	586,208
Thor Industries, Inc. (Automobiles)	0.4%	3,581	549,863
Toll Brothers, Inc. (Household Durables)	0.4%	11,139	560,626
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.5%	18,536	778,326
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 63

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
UGI Corp. (Gas Utilities)	0.4%	12,694	$622,133
WellCare Health Plans, Inc.* (Health Care Providers & Services)	0.4%	3,259	694,134
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.4%	5,418	541,421
Westar Energy, Inc. (Electric Utilities)	0.4%	10,401	595,041
Other Common Stocks	65.0%	2,599,023	97,814,153
Total Common Stocks (Cost $124,488,436)			130,093,027
		Principal Amount
Short-Term Investments (a) — 2.9%
Repurchase Agreements (b) — 2.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,414,982 (Cost $4,414,857)		$4,414,857	4,414,857
Total Investments — 89.3% (Cost $128,903,293)			134,507,884
Other assets less liabilities — 10.7%			16,065,532
Net Assets — 100.0%			$150,573,416

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,085,852.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,241,736
Aggregate gross unrealized depreciation	(6,933,724)
Net unrealized appreciation	$11,308,012
Federal income tax cost	$131,977,248

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	40	12/15/2017	USD	$7,596,800	$433,831

Cash collateral in the amount of $264,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
32,175,470	33,587,982	11/6/2018	Bank of America NA	1.49%	S&P MidCap 400®	1,422,424	(1,112,748)	—	309,676
3,000,000	3,029,824	11/6/2018	BNP Paribas SA	1.64%	S&P MidCap 400®	30,665	—	—	30,665

See accompanying notes to the financial statements.

64 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
8,939,391	9,077,461	11/6/2019	Citibank NA	1.61%	S&P MidCap 400®	143,733	—	—	143,733
12,464,487	12,777,987	11/6/2019	Credit Suisse International	1.54%	S&P MidCap 400®	319,281	—	(260,000)	59,281
5,575,855	5,744,701	11/6/2019	Goldman Sachs International	1.66%	S&P MidCap 400®	171,289
25,465,885	28,409,760	11/6/2018	Goldman Sachs International	1.41%	SPDR® S&P MidCap 400® ETF Trust	2,569,515
31,041,740	34,154,461					2,740,804	(2,379,648)	(64,000)	297,156
52,141,256	53,924,172	11/6/2019	Morgan Stanley & Co. International plc	1.44%	S&P MidCap 400®	1,816,319	(1,571,718)	—	244,601
13,060,150	13,569,809	11/6/2019	Societe Generale	1.54%	S&P MidCap 400®	518,974	(390,014)	—	128,960
1,974,984	3,295,643	11/6/2018	UBS AG	1.69%	S&P MidCap 400®	1,351,345	(1,154,393)	—	196,952
154,797,478	163,417,339					8,343,545
					Total Appreciation	8,343,545

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.7%
Airlines	0.3%
Auto Components	0.6%
Automobiles	0.4%
Banks	7.4%
Beverages	0.1%
Biotechnology	0.5%
Building Products	0.4%
Capital Markets	2.9%
Chemicals	2.6%
Commercial Services & Supplies	1.6%
Communications Equipment	1.0%
Construction & Engineering	1.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 65

Construction Materials	0.3%
Consumer Finance	0.2%
Containers & Packaging	1.1%
Distributors	0.3%
Diversified Consumer Services	0.7%
Diversified Telecommunication Services	0.0%*
Electric Utilities	1.7%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	4.7%
Energy Equipment & Services	1.2%
Equity Real Estate Investment Trusts (REITs)	7.6%
Food & Staples Retailing	0.5%
Food Products	2.2%
Gas Utilities	1.9%
Health Care Equipment & Supplies	2.8%
Health Care Providers & Services	1.4%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	2.3%
Household Durables	1.8%
Household Products	0.1%
Industrial Conglomerates	0.4%
Insurance	3.8%
Internet & Direct Marketing Retail	0.1%
Internet Software & Services	0.6%
IT Services	3.0%
Leisure Products	0.6%
Life Sciences Tools & Services	0.9%
Machinery	4.4%
Marine	0.2%
Media	1.3%
Metals & Mining	1.8%
Multiline Retail	0.2%
Multi-Utilities	0.9%
Oil, Gas & Consumable Fuels	2.2%
Paper & Forest Products	0.3%
Personal Products	0.4%
Pharmaceuticals	0.7%
Professional Services	0.6%
Real Estate Management & Development	0.3%
Road & Rail	1.6%
Semiconductors & Semiconductor Equipment	2.7%
Software	3.2%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	0.5%
Trading Companies & Distributors	0.6%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[1]	13.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

66 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 76.7%
Repurchase Agreements (a) — 76.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $8,980,230 (Cost $8,979,976)	$8,979,976	$8,979,976
Total Investments — 76.7% (Cost $8,979,976)		8,979,976
Other assets less liabilities — 23.3%		2,721,665
Net Assets — 100.0%		$11,701,641

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,697,888)
Net unrealized depreciation	$(1,697,888)
Federal income tax cost	$8,979,976

Swap Agreements1,6

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,334,892	4,156,588	11/6/2019	Bank of America NA	0.74%	iShares® MSCI Brazil Capped ETF	(180,634)	—	180,634	—
12,234,572	11,271,375	11/6/2018	Credit Suisse International	0.74%	iShares® MSCI Brazil Capped ETF	(1,041,384)	—	1,041,384	—
1,275,356	1,255,557	11/6/2019	Morgan Stanley & Co. International plc	1.49%	iShares® MSCI Brazil Capped ETF	(21,223)	—	21,223	—
2,811,336	2,726,762	11/6/2019	Societe Generale	1.49%	iShares® MSCI Brazil Capped ETF	(87,839)	—	80,000	(7,839)
4,338,191	4,086,123	11/6/2018	UBS AG	1.24%	iShares® MSCI Brazil Capped ETF	(366,808)	—	366,808	—
24,994,347	23,496,405					(1,697,888)
					Total Depreciation	(1,697,888)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED UBR :: 67

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

68 :: UBR ULTRA MSCI BRAZIL CAPPED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 70.5%
Repurchase Agreements (a) — 70.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $11,397,122 (Cost $11,396,799)	$11,396,799	$11,396,799
Total Investments — 70.5% (Cost $11,396,799)		11,396,799
Other assets less liabilities — 29.5%		4,763,186
Net Assets — 100.0%		$16,159,985

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$391,337
Aggregate gross unrealized depreciation	(183,299)
Net unrealized appreciation	$208,038
Federal income tax cost	$11,396,799

Swap Agreements1,6

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
500,210	465,348	11/6/2019	Bank of America NA	1.39%	iShares® MSCI EAFE ETF	(35,868)	—	35,868	—
1,867,432	1,873,052	11/6/2019	Citibank NA	1.61%	iShares® MSCI EAFE ETF	3,457	—	—	3,457
5,274,142	5,337,360	11/6/2019	Credit Suisse International	0.94%	iShares® MSCI EAFE ETF	60,451	—	—	60,451
13,376,902	13,603,174	11/6/2019	Goldman Sachs International	1.76%	iShares® MSCI EAFE ETF	212,773	(212,773)	—	—
8,050,024	8,168,918	11/6/2019	Morgan Stanley & Co. International plc	1.59%	iShares® MSCI EAFE ETF	111,962	(111,962)	—	—
1,997,017	2,002,730	11/6/2019	Societe Generale	1.94%	iShares® MSCI EAFE ETF	2,694	—	—	2,694
1,047,487	904,074	11/6/2019	UBS AG	1.44%	iShares® MSCI EAFE ETF	(147,431)	—	121,000	(26,431)
32,113,214	32,354,656					208,038
					Total Appreciation	391,337
					Total Depreciation	(183,299)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA MSCI EAFE EFO :: 69

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

70 :: EFO ULTRA MSCI EAFE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 78.0%
Repurchase Agreements (a) — 43.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $19,138,594 (Cost $19,138,052)	$19,138,052	$19,138,052
U.S. Treasury Obligations — 34.2%
U.S. Treasury Bills 0.96%, 12/7/2017 (b) (Cost $14,997,599)	15,000,000	14,997,588
Total Short-Term Investments (Cost $34,135,651)		34,135,640
Total Investments — 78.0% (Cost $34,135,651)		34,135,640
Other assets less liabilities — 22.0%		9,600,863
Net Assets — 100.0%		$43,736,503

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,977,851
Aggregate gross unrealized depreciation	(425,346)
Net unrealized appreciation	$2,552,505
Federal income tax cost	$34,135,651

Swap Agreements1,6

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
9,068,777	10,224,705	11/6/2018	Bank of America NA	1.54%	iShares® MSCI Emerging Markets ETF	1,073,626	(1,073,626)	—	—
83,426	53,437	11/6/2019	Citibank NA	1.36%	iShares® MSCI Emerging Markets ETF	(32,364)	—	32,364	—
21,554,940	21,331,039	11/6/2019	Credit Suisse International	1.04%	iShares® MSCI Emerging Markets ETF	(241,350)	—	241,350	—
2,171,901	2,373,892	11/6/2018	Goldman Sachs International	1.11%	iShares® MSCI Emerging Markets ETF	193,494	(193,494)	—	—
16,322,536	16,255,452	11/6/2019	Morgan Stanley & Co. International plc	1.09%	iShares® MSCI Emerging Markets ETF	(77,007)	—	77,007	—
30,714,824	32,504,219	11/6/2018	Societe Generale	0.89%	iShares® MSCI Emerging Markets ETF	1,710,731	(1,710,731)	—	—
4,927,581	4,855,660	11/6/2019	UBS AG	1.04%	iShares® MSCI Emerging Markets ETF	(74,614)	—	74,614	—
84,843,985	87,598,404					2,552,516
					Total Appreciation	2,977,851
					Total Depreciation	(425,335)

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 71

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

72 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 67.4%
Repurchase Agreements (a) — 67.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $8,691,302 (Cost $8,691,056)	$8,691,056	$8,691,056
Total Investments — 67.4% (Cost $8,691,056)		8,691,056
Other assets less liabilities — 32.6%		4,203,293
Net Assets — 100.0%		$12,894,349

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$615,776
Aggregate gross unrealized depreciation	(137,914)
Net unrealized appreciation	$477,862
Federal income tax cost	$8,691,056

Swap Agreements1,6

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,367,103	1,386,301	11/6/2019	Bank of America NA	1.59%	iShares® MSCI Japan ETF	17,987	—	(1)	17,986
10,000	10,843	12/6/2018	Citibank NA	1.71%	iShares® MSCI Japan ETF	808	—	—	808
1,006,071	940,076	11/6/2019	Credit Suisse International	1.44%	iShares® MSCI Japan ETF	(70,402)	—	70,402	—
9,910,000	10,258,427	11/6/2018	Goldman Sachs International	1.66%	iShares® MSCI Japan ETF	334,418	(327,851)	—	6,567
2,588,748	2,625,102	11/6/2019	Morgan Stanley & Co. International plc	1.49%	iShares® MSCI Japan ETF	34,205	(2,838)	—	31,367
239,853	173,199	11/6/2019	Societe Generale	1.64%	iShares® MSCI Japan ETF	(67,512)	—	67,512	—
10,231,803	10,466,486	12/7/2018	UBS AG	1.24%	iShares® MSCI Japan ETF	228,358	—	(228,358)	—
25,353,578	25,860,434					477,862
					Total Appreciation	615,776
					Total Depreciation	(137,914)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 73

Investments	Shares	Value
Common Stocks (a) — 81.6%
Biotechnology — 66.0%
ACADIA Pharmaceuticals, Inc.*	70,636	$2,136,739
Acceleron Pharma, Inc.*	25,444	928,452
Achillion Pharmaceuticals, Inc.*	78,923	246,240
Acorda Therapeutics, Inc.*	26,922	546,517
Adamas Pharmaceuticals, Inc.*	12,993	482,690
Aduro Biotech, Inc.*	43,058	409,051
Agios Pharmaceuticals, Inc.*	27,926	1,718,845
Aimmune Therapeutics, Inc.*	29,163	1,114,027
Akebia Therapeutics, Inc.*	27,210	423,388
Alder Biopharmaceuticals, Inc.*	39,077	429,847
Alexion Pharmaceuticals, Inc.*	110,573	12,142,021
Alkermes plc*	88,673	4,636,711
Alnylam Pharmaceuticals, Inc.*	52,938	7,122,279
AMAG Pharmaceuticals, Inc.*	20,364	284,078
Amarin Corp. plc, ADR*	152,283	497,965
Amgen, Inc.	177,157	31,119,399
Amicus Therapeutics, Inc.*	94,969	1,321,968
Aquinox Pharmaceuticals, Inc.*	13,541	142,993
Ardelyx, Inc.*	27,380	182,077
Arena Pharmaceuticals, Inc.*	22,633	701,400
Array BioPharma, Inc.*	113,159	1,273,039
Arrowhead Pharmaceuticals, Inc.*	43,150	154,045
Atara Biotherapeutics, Inc.*	17,635	254,826
Audentes Therapeutics, Inc.*	16,034	462,741
Avexis, Inc.*	18,424	1,746,779
BeiGene Ltd., ADR*	14,965	1,197,200
Bellicum Pharmaceuticals, Inc.*	19,175	192,325
BioCryst Pharmaceuticals, Inc.*	56,745	288,265
Biogen, Inc.*	99,486	32,051,405
BioMarin Pharmaceutical, Inc.*	101,145	8,678,241
Bluebird Bio, Inc.*	26,309	4,546,195
Blueprint Medicines Corp.*	22,577	1,694,630
Celgene Corp.*	226,684	22,856,548
Celldex Therapeutics, Inc.*	74,064	222,192
ChemoCentryx, Inc.*	28,108	182,702
China Biologic Products Holdings, Inc.*	15,719	1,313,951
Clovis Oncology, Inc.*	28,208	1,773,437
Coherus Biosciences, Inc.*	33,422	299,127
Curis, Inc.*	94,633	75,262
Cytokinetics, Inc.*	30,970	266,342
DBV Technologies SA, ADR*	13,342	304,731
Eagle Pharmaceuticals, Inc.*	8,754	517,011
Editas Medicine, Inc.*	24,023	693,544
Enanta Pharmaceuticals, Inc.*	11,017	547,104
Epizyme, Inc.*	39,913	478,956
Esperion Therapeutics, Inc.*	14,827	912,009
Exelixis, Inc.*	169,609	4,593,012
FibroGen, Inc.*	46,911	2,228,272
Five Prime Therapeutics, Inc.*	16,679	439,492
Flexion Therapeutics, Inc.*	21,664	561,314
Investments	Shares	Value
Common Stocks (a) (continued)
Foundation Medicine, Inc.*	20,788	$1,105,922
Genomic Health, Inc.*	19,993	605,588
Geron Corp.*	91,880	182,841
Gilead Sciences, Inc.	376,219	28,133,657
Global Blood Therapeutics, Inc.*	25,256	996,349
Grifols SA, ADR	82,535	1,877,671
Halozyme Therapeutics, Inc.*	81,897	1,529,017
Immunomedics, Inc.*	87,305	948,132
Incyte Corp.*	114,596	11,343,858
Inovio Pharmaceuticals, Inc.*	52,069	238,997
Insmed, Inc.*	44,148	1,376,976
Insys Therapeutics, Inc.*	41,952	222,346
Intellia Therapeutics, Inc.*	24,431	550,186
Intercept Pharmaceuticals, Inc.*	14,485	889,524
Ionis Pharmaceuticals, Inc.*	71,763	3,982,129
Iovance Biotherapeutics, Inc.*	41,281	373,593
Ironwood Pharmaceuticals, Inc.*	77,946	1,346,127
Juno Therapeutics, Inc.*	61,355	3,351,210
Karyopharm Therapeutics, Inc.*	27,203	304,402
Lexicon Pharmaceuticals, Inc.*	60,930	622,705
Ligand Pharmaceuticals, Inc.*	12,150	1,601,977
Loxo Oncology, Inc.*	17,228	1,322,249
MacroGenics, Inc.*	21,236	410,280
MediciNova, Inc.*	20,238	141,261
Merrimack Pharmaceuticals, Inc.	7,663	88,584
Minerva Neurosciences, Inc.*	24,531	141,053
Momenta Pharmaceuticals, Inc.*	43,992	607,090
Myriad Genetics, Inc.*	39,495	1,367,712
NantKwest, Inc.*	45,844	224,636
Neurocrine Biosciences, Inc.*	50,912	3,660,064
NewLink Genetics Corp.*	19,864	174,207
Novavax, Inc.*	169,769	230,886
OncoMed Pharmaceuticals, Inc.*	21,716	107,711
Ophthotech Corp.*	20,742	65,130
OPKO Health, Inc.*	322,825	1,694,831
Organovo Holdings, Inc.*	61,242	92,475
Otonomy, Inc.*	17,488	93,561
PDL BioPharma, Inc.*	88,918	258,751
Portola Pharmaceuticals, Inc.*	37,490	1,902,617
Progenics Pharmaceuticals, Inc.*	40,552	234,391
Prothena Corp. plc*	22,088	1,026,871
PTC Therapeutics, Inc.*	23,885	380,966
Radius Health, Inc.*	25,106	710,751
Regeneron Pharmaceuticals, Inc.*	57,771	20,905,014
REGENXBIO, Inc.*	17,829	500,995
Repligen Corp.*	25,141	891,248
Retrophin, Inc.*	22,152	499,306
Rigel Pharmaceuticals, Inc.*	82,231	342,081
Sage Therapeutics, Inc.*	24,018	2,219,503
Sangamo Therapeutics, Inc.*	48,251	781,666
Sarepta Therapeutics, Inc.*	37,125	2,066,749

See accompanying notes to the financial statements.

74 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Seattle Genetics, Inc.*	82,539	$5,029,101
Seres Therapeutics, Inc.*	23,379	245,479
Shire plc, ADR	42,063	6,256,871
Spark Therapeutics, Inc.*	21,073	1,543,176
Spectrum Pharmaceuticals, Inc.*	53,954	1,057,498
Synergy Pharmaceuticals, Inc.*	129,819	270,024
TESARO, Inc.*	31,267	2,645,188
Trevena, Inc.*	34,450	57,187
Ultragenyx Pharmaceutical, Inc.*	24,502	1,237,106
United Therapeutics Corp.*	25,070	3,258,849
Vanda Pharmaceuticals, Inc.*	25,887	363,712
Versartis, Inc.*	20,561	40,094
Vertex Pharmaceuticals, Inc.*	98,085	14,152,685
XBiotech, Inc.*	20,440	86,257
Xencor, Inc.*	27,081	587,928
		298,948,385
Health Care Equipment & Supplies — 0.3%
Cerus Corp.*	62,982	248,779
Novocure Ltd.*	51,362	988,718
		1,237,497
Health Care Technology — 0.0% (b)
NantHealth, Inc.*	62,516	201,927
Life Sciences Tools & Services — 6.9%
Bio-Techne Corp.	21,545	2,903,189
Compugen Ltd.*	29,507	72,292
Illumina, Inc.*	77,016	17,715,991
INC Research Holdings, Inc., Class A*	59,752	2,288,502
Luminex Corp.	25,433	543,249
NanoString Technologies, Inc.*	14,545	111,269
Pacific Biosciences of California, Inc.*	66,706	212,792
PRA Health Sciences, Inc.*	36,155	2,978,087
QIAGEN NV*	131,707	4,201,453
		31,026,824
Pharmaceuticals — 8.4%
Aerie Pharmaceuticals, Inc.*	20,972	1,347,451
Amphastar Pharmaceuticals, Inc.*	26,659	522,250
ANI Pharmaceuticals, Inc.*	6,716	477,575
Aralez Pharmaceuticals, Inc.*	38,578	58,252
Aratana Therapeutics, Inc.*	24,816	145,174
Avadel Pharmaceuticals plc, ADR*	23,392	211,698
Clearside Biomedical, Inc.*	14,621	104,101
Collegium Pharmaceutical, Inc.*	18,791	324,333
Depomed, Inc.*	36,350	249,361
Dermira, Inc.*	24,002	614,451
Endo International plc*	128,859	945,825
Foamix Pharmaceuticals Ltd.*	21,598	122,893
GW Pharmaceuticals plc, ADR*	13,550	1,686,839
Investments	Shares	Value
Common Stocks (a) (continued)
Horizon Pharma plc*	94,270	$1,355,603
Impax Laboratories, Inc.*	42,885	714,035
Innoviva, Inc.*	63,111	828,016
Intra-Cellular Therapies, Inc.*	30,644	474,982
Jazz Pharmaceuticals plc*	34,663	4,843,808
Medicines Co. (The)*	41,919	1,215,651
Melinta Therapeutics, Inc.*	6,060	103,020
Mylan NV*	309,481	11,305,341
Nektar Therapeutics*	90,215	4,870,708
Omeros Corp.*	27,611	572,928
Pacira Pharmaceuticals, Inc.*	23,281	1,075,582
Paratek Pharmaceuticals, Inc.*	16,021	301,996
Revance Therapeutics, Inc.*	17,785	493,534
Sucampo Pharmaceuticals, Inc., Class A*	26,865	341,185
Supernus Pharmaceuticals, Inc.*	29,258	1,105,952
Teligent, Inc.*	30,812	123,864
Theravance Biopharma, Inc.*	31,064	883,771
Zogenix, Inc.*	18,202	707,148
		38,127,327
Total Common Stocks (Cost $401,877,442)		369,541,960
	Principal Amount
Short-Term Investments (a) — 20.2%
Repurchase Agreements (c) — 20.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $91,573,652 (Cost $91,571,059)	$91,571,059	91,571,059
Total Investments — 101.8% (Cost $493,448,501)		461,113,019
Liabilities less other assets — (1.8%)		(7,978,664)
Net Assets — 100.0%		$453,134,355

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $93,990,898.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 75

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,308,023
Aggregate gross unrealized depreciation	(80,882,884)
Net unrealized depreciation	$(39,574,861)
Federal income tax cost	$496,763,277

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
89,030,466	80,462,866	11/6/2018	Bank of America NA	0.84%	iShares® Nasdaq Biotechnology ETF	(8,688,587)
144,692,078	146,047,184	11/6/2019	Bank of America NA	1.31%	NASDAQ Biotechnology Index®	1,270,104
233,722,544	226,510,050					(7,418,483)	7,373,343	45,140	—
23,246,042	23,522,092	11/6/2019	Citibank NA	1.36%	NASDAQ Biotechnology Index®	264,993	—	—	264,993
67,508,555	67,575,767	11/13/2019	Credit Suisse International	1.59%	NASDAQ Biotechnology Index®	29,719	—	(10,000)	19,719
44,119,566	44,643,412	11/6/2019	Deutsche Bank AG	1.41%	NASDAQ Biotechnology Index®	507,697	—	—	507,697
4,842,301	4,868,957	11/13/2019	Goldman Sachs International	1.71%	NASDAQ Biotechnology Index®	23,707	—	—	23,707
13,287,066	13,230,629	11/6/2018	Morgan Stanley & Co. International plc	1.64%	NASDAQ Biotechnology Index®	(95,383)
12,453,604	13,719,285	11/6/2018	Morgan Stanley & Co. International plc	0.84%	iShares® Nasdaq Biotechnology ETF	1,181,428
25,740,670	26,949,914					1,086,045	(657,028)	—	429,017
102,958,517	104,179,247	11/6/2019	Societe Generale	1.49%	NASDAQ Biotechnology Index®	1,147,814	(9,306)	—	1,138,508

See accompanying notes to the financial statements.

76 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
37,779,882	38,228,521	11/6/2019	UBS AG	1.24%	NASDAQ Biotechnology Index®	433,905	—	—	433,905
539,918,077	536,477,960					(3,924,603)
					Total Appreciation	4,859,367
					Total Depreciation	(8,783,970)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 77

Investments	Shares	Value
Common Stocks (a) — 85.8%
Electric Utilities — 0.4%
OGE Energy Corp.	15,251	$545,376
Energy Equipment & Services — 11.6%
Baker Hughes a GE Co.	32,688	971,814
Core Laboratories NV	3,369	339,427
Dril-Quip, Inc.*	2,890	138,576
Ensco plc, Class A	33,049	177,473
Halliburton Co.	66,278	2,769,095
Helmerich & Payne, Inc.	8,292	485,745
Nabors Industries Ltd.	21,826	131,829
National Oilwell Varco, Inc.	29,023	973,722
Oceaneering International, Inc.	7,505	146,648
Patterson-UTI Energy, Inc.	16,293	351,766
Rowan Cos. plc, Class A*	8,677	125,556
Schlumberger Ltd.	106,112	6,669,139
Superior Energy Services, Inc.*	11,672	112,635
TechnipFMC plc	33,540	960,586
Transocean Ltd.*	29,874	302,922
US Silica Holdings, Inc.	6,202	205,720
Weatherford International plc*	75,280	248,424
		15,111,077
Oil, Gas & Consumable Fuels — 73.5%
Anadarko Petroleum Corp.	42,792	2,057,867
Andeavor	11,024	1,162,701
Antero Resources Corp.*	16,383	311,277
Apache Corp.	29,091	1,216,876
Cabot Oil & Gas Corp.	35,320	1,022,514
Cheniere Energy, Inc.*	15,438	745,964
Chesapeake Energy Corp.*	69,348	282,246
Chevron Corp.	144,718	17,219,995
Cimarex Energy Co.	7,276	844,816
CNX Resources Corp.*	15,775	220,061
Concho Resources, Inc.*	11,357	1,588,390
ConocoPhillips	92,936	4,728,584
Continental Resources, Inc.*	6,590	311,905
Devon Energy Corp.	40,147	1,546,864
Diamondback Energy, Inc.*	7,494	819,169
Energen Corp.*	7,423	419,103
EOG Resources, Inc.	44,099	4,512,210
EQT Corp.	18,313	1,091,455
Investments	Shares	Value
Common Stocks (a) (continued)
Exxon Mobil Corp.	323,593	$26,952,060
Gulfport Energy Corp.*	12,567	160,858
Hess Corp.	20,637	946,826
HollyFrontier Corp.	13,539	602,215
Kinder Morgan, Inc.	146,620	2,526,263
Marathon Oil Corp.	64,913	963,309
Marathon Petroleum Corp.	38,662	2,421,401
Murphy Oil Corp.	12,388	346,245
Newfield Exploration Co.*	15,212	470,507
Noble Energy, Inc.	37,157	977,229
Oasis Petroleum, Inc.*	18,132	185,490
Occidental Petroleum Corp.	58,390	4,116,495
ONEOK, Inc.	29,012	1,505,723
Parsley Energy, Inc., Class A*	17,778	477,517
PBF Energy, Inc., Class A	8,377	271,163
PDC Energy, Inc.*	5,031	231,174
Phillips 66	32,813	3,201,236
Pioneer Natural Resources Co.	12,990	2,026,960
QEP Resources, Inc.*	18,367	177,425
Range Resources Corp.	17,244	310,737
RSP Permian, Inc.*	9,568	351,433
SemGroup Corp., Class A	5,046	121,104
SM Energy Co.	7,817	161,343
Southwestern Energy Co.*	38,884	247,302
Targa Resources Corp.	16,456	714,190
Valero Energy Corp.	33,729	2,887,877
Whiting Petroleum Corp.*	6,925	172,779
Williams Cos., Inc. (The)	63,130	1,833,926
World Fuel Services Corp.	5,231	146,834
WPX Energy, Inc.*	30,383	384,953
		95,994,571
Semiconductors & Semiconductor Equipment — 0.3%
First Solar, Inc.*	6,220	386,262
Total Common Stocks (Cost $132,627,601)		112,037,286

See accompanying notes to the financial statements.

78 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 5.7%
Repurchase Agreements (b) — 5.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $7,432,185 (Cost $7,431,976)	$7,431,976	$7,431,976
Total Investments — 91.5% (Cost $140,059,577)		119,469,262
Other assets less liabilities — 8.5%		11,107,179
Net Assets — 100.0%		$130,576,441

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,457,633.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,708,466
Aggregate gross unrealized depreciation	(25,742,147)
Net unrealized depreciation	$(22,033,681)
Federal income tax cost	$140,340,990

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 79

Swap Agreements1

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
20,485,630	20,337,229	11/6/2019	Bank of America NA	1.06%	iShares® U.S. Energy ETF	(171,640)
44,151,779	44,378,692	11/6/2019	Bank of America NA	1.49%	Dow Jones U.S. Oil & GasSM Index	354,160
64,637,409	64,715,921					182,520	—	—	182,520
203,270	204,564	11/6/2019	Citibank NA	1.51%	Dow Jones U.S. Oil & GasSM Index	2,033	—	—	2,033
16,250,062	15,920,226	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. Oil & GasSM Index	(277,883)	17,913	259,970	—
298,510	300,653	11/6/2019	Goldman Sachs International	1.24%	iShares® U.S. Energy ETF	1,867
1,524,519	1,528,382	11/6/2019	Goldman Sachs International	1.71%	Dow Jones U.S. Oil & GasSM Index	8,782
1,823,029	1,829,035					10,649	—	—	10,649
2,415,363	2,546,101	11/6/2018	Morgan Stanley & Co. International plc	1.49%	iShares® U.S. Energy ETF	111,075
50,211,968	48,743,065	11/13/2019	Morgan Stanley & Co. International plc	1.79%	Dow Jones U.S. Oil & GasSM Index	(1,284,916)
52,627,331	51,289,166					(1,173,841)	—	1,173,841	—
9,336,835	9,367,304	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. Oil & GasSM Index	61,956	—	—	61,956
5,997,268	6,005,691	11/6/2019	UBS AG	1.74%	Dow Jones U.S. Oil & GasSM Index	32,613	—	—	32,613
150,875,204	149,331,907					(1,161,953)
					Total Appreciation	572,486
					Total Depreciation	(1,734,439)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

80 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 78.4%
Airlines — 0.3%
American Airlines Group, Inc.	78,487	$3,962,809
Automobiles — 0.5%
Tesla, Inc.*	26,896	8,306,830
Beverages — 0.4%
Monster Beverage Corp.*	91,567	5,738,504
Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.*	35,969	3,949,756
Amgen, Inc.	117,595	20,656,738
Biogen, Inc.*	34,075	10,977,943
BioMarin Pharmaceutical, Inc.*	28,246	2,423,507
Celgene Corp.*	126,084	12,713,050
Gilead Sciences, Inc.	210,464	15,738,498
Incyte Corp.*	33,152	3,281,716
Regeneron Pharmaceuticals, Inc.*	16,961	6,137,507
Shire plc, ADR	11,747	1,747,366
Vertex Pharmaceuticals, Inc.*	40,632	5,862,791
		83,488,872
Commercial Services & Supplies — 0.2%
Cintas Corp.	16,992	2,675,220
Communications Equipment — 2.0%
Cisco Systems, Inc.	805,813	30,056,825
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	70,684	13,036,250
Walgreens Boots Alliance, Inc.	172,458	12,548,044
		25,584,294
Food Products — 1.8%
Kraft Heinz Co. (The)	196,334	15,975,697
Mondelez International, Inc., Class A	242,973	10,433,261
		26,408,958
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.*	12,917	3,369,787
DENTSPLY SIRONA, Inc.	36,987	2,478,499
Hologic, Inc.*	45,201	1,885,786
IDEXX Laboratories, Inc.*	14,065	2,199,906
Intuitive Surgical, Inc.*	18,026	7,206,434
		17,140,412
Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Providers & Services — 0.5%
Express Scripts Holding Co.*	93,078	$6,066,824
Henry Schein, Inc.*	25,481	1,820,618
		7,887,442
Health Care Technology — 0.2%
Cerner Corp.*	53,438	3,777,532
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	60,020	7,622,540
Norwegian Cruise Line Holdings Ltd.*	36,771	1,991,517
Starbucks Corp.	232,700	13,454,714
Wynn Resorts Ltd.	16,530	2,613,063
		25,681,834
Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc.*	77,418	91,101,632
Ctrip.com International Ltd., ADR*	73,825	3,401,856
Expedia, Inc.	22,375	2,740,937
JD.com, Inc., ADR*	147,938	5,540,278
Liberty Interactive Corp. QVC Group, Class A*	68,002	1,659,249
Liberty Ventures, Series A*	13,105	731,390
Netflix, Inc.*	69,581	13,052,004
Priceline Group, Inc. (The)*	7,906	13,754,147
		131,981,493
Internet Software & Services — 13.3%
Akamai Technologies, Inc.*	27,627	1,541,034
Alphabet, Inc., Class A*	48,033	49,770,354
Alphabet, Inc., Class C*	56,041	57,240,838
Baidu, Inc., ADR*	44,403	10,593,668
eBay, Inc.*	172,493	5,980,332
Facebook, Inc., Class A*	382,005	67,683,646
MercadoLibre, Inc.	7,116	1,957,896
NetEase, Inc., ADR	12,226	4,018,808
		198,786,576
IT Services — 2.5%
Automatic Data Processing, Inc.	71,616	8,197,167
Cognizant Technology Solutions Corp., Class A	95,185	6,879,972
Fiserv, Inc.*	33,919	4,458,653
Paychex, Inc.	57,921	3,898,662
PayPal Holdings, Inc.*	193,779	14,674,884
		38,109,338
Leisure Products — 0.1%
Hasbro, Inc.	20,158	1,875,097

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA QQQ® QLD :: 81

Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.4%
Illumina, Inc.*	23,529	$5,412,376
Machinery — 0.3%
PACCAR, Inc.	56,628	3,982,647
Media — 4.3%
Charter Communications, Inc., Class A*	41,561	13,557,614
Comcast Corp., Class A	758,089	28,458,661
Discovery Communications, Inc., Class A*	24,808	471,848
Discovery Communications, Inc., Class C*	35,217	636,723
DISH Network Corp., Class A*	36,693	1,858,501
Liberty Global plc, Class A*	36,340	1,154,159
Liberty Global plc, Class C*	95,981	2,959,094
Liberty Global plc LiLAC, Class A*	7,843	163,134
Liberty Global plc LiLAC, Class C*	19,464	403,878
Sirius XM Holdings, Inc.	743,438	4,088,909
Twenty-First Century Fox, Inc., Class A	169,628	5,417,918
Twenty-First Century Fox, Inc., Class B	128,690	4,008,694
Viacom, Inc., Class B	56,844	1,609,822
		64,788,955
Multiline Retail — 0.3%
Dollar Tree, Inc.*	38,170	3,922,349
Pharmaceuticals — 0.2%
Mylan NV*	86,427	3,157,178
Professional Services — 0.2%
Verisk Analytics, Inc.*	26,520	2,557,058
Road & Rail — 0.7%
CSX Corp.	147,190	8,205,843
JB Hunt Transport Services, Inc.	17,637	1,960,176
		10,166,019
Semiconductors & Semiconductor Equipment — 9.6%
Analog Devices, Inc.	59,254	5,102,362
Applied Materials, Inc.	171,876	9,069,897
Broadcom Ltd.	65,527	18,212,574
Intel Corp.	757,295	33,957,108
KLA-Tencor Corp.	25,277	2,584,320
Lam Research Corp.	26,181	5,035,392
Maxim Integrated Products, Inc.	45,458	2,378,817
Microchip Technology, Inc.	37,507	3,262,734
Micron Technology, Inc.*	179,544	7,610,870
NVIDIA Corp.	96,697	19,408,055
Investments	Shares	Value
Common Stocks (a) (continued)
QUALCOMM, Inc.	237,884	$15,781,225
Skyworks Solutions, Inc.	29,612	3,101,561
Texas Instruments, Inc.	159,556	15,523,203
Xilinx, Inc.	40,065	2,784,918
		143,813,036
Software — 10.1%
Activision Blizzard, Inc.	121,664	7,591,834
Adobe Systems, Inc.*	79,518	14,430,132
Autodesk, Inc.*	35,325	3,875,153
CA, Inc.	67,892	2,245,188
Check Point Software Technologies Ltd.*	26,341	2,747,103
Citrix Systems, Inc.*	24,418	2,139,749
Electronic Arts, Inc.*	49,755	5,291,444
Intuit, Inc.	41,292	6,491,928
Microsoft Corp.	1,241,301	104,480,305
Symantec Corp.	99,040	2,869,189
		152,162,025
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.*	14,185	3,350,639
Ross Stores, Inc.	62,721	4,768,678
Tractor Supply Co.	20,418	1,393,324
Ulta Beauty, Inc.*	9,900	2,194,929
		11,707,570
Technology Hardware, Storage & Peripherals — 9.9%
Apple, Inc.	832,433	143,053,611
Seagate Technology plc	46,387	1,788,683
Western Digital Corp.	47,522	3,747,585
		148,589,879
Trading Companies & Distributors — 0.2%
Fastenal Co.	46,411	2,431,472
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	133,933	8,179,288
Vodafone Group plc, ADR	74,887	2,305,022
		10,484,310
Total Common Stocks (Cost $1,073,438,833)		1,174,636,910
See accompanying notes to the financial statements.

82 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 17.1%
Repurchase Agreements (b) — 17.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $256,621,110 (Cost $256,613,841)	$256,613,841	$256,613,841
Total Investments — 95.5% (Cost $1,330,052,674)		1,431,250,751
Other assets less liabilities — 4.5%		66,961,266
Net Assets — 100.0%		$1,498,212,017

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $111,062,684.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,991,237
Aggregate gross unrealized depreciation	(31,990,360)
Net unrealized appreciation	$187,000,877
Federal income tax cost	$1,330,821,048

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Index	572	12/15/2017	USD	$72,829,900	$(52,673)

Cash collateral in the amount of $2,831,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

Ultra QQQ® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
254,272,471	256,357,129	11/6/2019	Bank of America NA	1.59%	NASDAQ-100 Index®	2,232,803	(112,787)	—	2,120,016
33,930,772	34,267,978	11/6/2019	Citibank NA	1.73%	NASDAQ-100 Index®	354,937	(354,937)	—	—
69,280,546	94,230,440	11/6/2018	Credit Suisse International	1.70%	NASDAQ-100 Index®	24,813,124	—	(24,021,755)	791,369
328,250,000	348,267,472	11/6/2019	Deutsche Bank AG	1.61%	NASDAQ-100 Index®	19,949,822	—	(16,950,000)	2,999,822
50,543,854	51,323,115	11/6/2019	Goldman Sachs International	1.76%	NASDAQ-100 Index®	817,578
133,836,517	135,689,535	11/6/2019	Goldman Sachs International	1.51%	PowerShares QQQ TrustSM, Series 1	1,627,758
184,380,371	187,012,650					2,445,336	(975,124)	—	1,470,212

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA QQQ® QLD :: 83

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
25,513,083	26,159,142	11/6/2019	Morgan Stanley & Co. International plc	1.79%	NASDAQ-100 Index®	665,120
225,059,827	230,011,795	11/6/2019	Morgan Stanley & Co. International plc	1.59%	PowerShares QQQ TrustSM, Series 1	4,671,767
250,572,910	256,170,937					5,336,887	(3,447,690)	—	1,889,197
501,516,862	507,052,784	11/6/2019	Societe Generale	1.59%	NASDAQ-100 Index®	5,875,079	(1,831,187)	—	4,043,892
39,875,014	65,546,772	11/6/2018	UBS AG	1.64%	NASDAQ-100 Index®	25,615,859	(25,476,260)	—	139,599
1,662,078,946	1,748,906,162					86,623,847
					Total Appreciation	86,623,847

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

84 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 74.0%
Equity Real Estate Investment Trusts (REITs) — 68.7%
Acadia Realty Trust	9,896	$277,385
Alexander & Baldwin, Inc.	5,466	158,842
Alexandria Real Estate Equities, Inc.	11,075	1,407,189
American Campus Communities, Inc.	16,138	683,928
American Homes 4 Rent, Class A	29,782	639,717
American Tower Corp.	50,768	7,307,038
Apartment Investment & Management Co., Class A	18,574	818,928
Apple Hospitality REIT, Inc.	24,802	483,143
AvalonBay Communities, Inc.	16,334	2,961,844
Boston Properties, Inc.	18,254	2,288,687
Brandywine Realty Trust	20,747	357,471
Brixmor Property Group, Inc.	36,066	651,713
Camden Property Trust	10,932	997,873
CBL & Associates Properties, Inc.	20,239	113,946
Colony NorthStar, Inc., Class A	65,214	794,959
Columbia Property Trust, Inc.	14,341	326,545
CoreCivic, Inc.	13,979	328,646
CoreSite Realty Corp.	4,045	459,027
Corporate Office Properties Trust	11,766	356,980
Cousins Properties, Inc.	49,681	445,639
Crown Castle International Corp.	48,058	5,430,554
CubeSmart	21,313	608,273
CyrusOne, Inc.	10,799	656,147
DCT Industrial Trust, Inc.	11,010	662,141
DDR Corp.	36,111	275,527
DiamondRock Hospitality Co.	23,694	265,136
Digital Realty Trust, Inc.	24,204	2,824,607
Douglas Emmett, Inc.	18,111	730,054
Duke Realty Corp.	42,080	1,183,710
EastGroup Properties, Inc.	4,058	381,777
Education Realty Trust, Inc.	8,658	316,623
EPR Properties	7,581	514,143
Equinix, Inc.	9,216	4,280,740
Equity Commonwealth*	14,679	441,251
Equity LifeStyle Properties, Inc.	10,292	929,471
Equity Residential	43,450	2,903,329
Essex Property Trust, Inc.	7,806	1,928,004
Extra Space Storage, Inc.	14,894	1,271,352
Federal Realty Investment Trust	8,547	1,129,999
First Industrial Realty Trust, Inc.	14,177	461,461
Forest City Realty Trust, Inc., Class A	31,553	755,694
Four Corners Property Trust, Inc.	7,239	188,938
Gaming and Leisure Properties, Inc.	23,627	858,133
GEO Group, Inc. (The)	14,673	389,421
GGP, Inc.	73,854	1,735,569
Gramercy Property Trust	19,006	542,051
HCP, Inc.	55,474	1,466,733
Healthcare Realty Trust, Inc.	14,644	479,884
Investments	Shares	Value
Common Stocks (a) (continued)
Healthcare Trust of America, Inc., Class A	23,735	$726,054
Highwoods Properties, Inc.	12,212	620,247
Hospitality Properties Trust	19,431	582,736
Host Hotels & Resorts, Inc.	87,541	1,732,436
Hudson Pacific Properties, Inc.	18,371	654,559
Iron Mountain, Inc.	31,275	1,278,209
JBG SMITH Properties	11,046	367,942
Kilroy Realty Corp.	11,636	877,122
Kimco Realty Corp.	50,351	932,501
Kite Realty Group Trust	9,888	190,146
Lamar Advertising Co., Class A	9,891	744,100
LaSalle Hotel Properties	13,393	380,897
Lexington Realty Trust	25,617	267,954
Liberty Property Trust	17,426	782,079
Life Storage, Inc.	5,508	494,673
Macerich Co. (The)	12,881	834,045
Mack-Cali Realty Corp.	10,628	235,198
Medical Properties Trust, Inc.	43,068	589,601
Mid-America Apartment Communities, Inc.	13,439	1,376,691
National Health Investors, Inc.	4,848	378,144
National Retail Properties, Inc.	17,653	725,009
Omega Healthcare Investors, Inc.	23,332	626,464
Outfront Media, Inc.	16,398	384,697
Paramount Group, Inc.	24,008	388,209
Park Hotels & Resorts, Inc.	17,023	497,072
Pebblebrook Hotel Trust	8,156	313,761
Physicians Realty Trust	21,039	375,967
Piedmont Office Realty Trust, Inc., Class A	17,210	343,167
Potlatch Corp.	4,804	247,886
Prologis, Inc.	62,914	4,166,794
Public Storage	17,701	3,772,437
Quality Care Properties, Inc.*	11,097	163,015
Rayonier, Inc.	15,248	481,074
Realty Income Corp.	32,421	1,792,881
Regency Centers Corp.	17,502	1,186,811
Retail Properties of America, Inc., Class A	27,318	356,773
RLJ Lodging Trust	20,674	448,212
Ryman Hospitality Properties, Inc.	6,055	420,701
Sabra Health Care REIT, Inc.	20,801	400,211
SBA Communications Corp.*	14,237	2,416,731
Senior Housing Properties Trust	28,099	538,096
Simon Property Group, Inc.	36,769	5,947,387
SL Green Realty Corp.	11,707	1,196,807
Spirit Realty Capital, Inc.	54,225	463,081
STORE Capital Corp.	19,553	504,858
Sun Communities, Inc.	9,345	869,646
Sunstone Hotel Investors, Inc.	26,656	445,422
Tanger Factory Outlet Centers, Inc.	11,233	281,274
Taubman Centers, Inc.	7,181	421,453
UDR, Inc.	31,651	1,244,834

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 85

Investments	Shares	Value
Common Stocks (a) (continued)
Uniti Group, Inc.	19,509	$314,095
Urban Edge Properties	12,521	319,912
Ventas, Inc.	42,129	2,696,677
VEREIT, Inc.	115,236	898,841
Vornado Realty Trust	20,395	1,583,060
Washington Prime Group, Inc.	21,974	156,235
Washington REIT	9,100	294,112
Weingarten Realty Investors	14,127	465,485
Welltower, Inc.	43,635	2,943,617
Weyerhaeuser Co.	89,066	3,151,155
WP Carey, Inc.	12,644	900,000
Xenia Hotels & Resorts, Inc.	12,625	277,624
		114,937,099
Mortgage Real Estate Investment Trusts (REITs) — 3.3%
AGNC Investment Corp.	45,852	912,455
Annaly Capital Management, Inc.	136,399	1,591,776
Blackstone Mortgage Trust, Inc., Class A	11,216	366,987
Chimera Investment Corp.	22,212	406,480
Granite Point Mortgage Trust, Inc.	1	18
Invesco Mortgage Capital, Inc.	13,200	233,112
MFA Financial, Inc.	46,881	375,048
New Residential Investment Corp.	36,355	643,120
Starwood Property Trust, Inc.	30,822	668,221
Two Harbors Investment Corp.	20,640	330,240
		5,527,457
Real Estate Management & Development — 2.0%
CBRE Group, Inc., Class A*	35,577	1,542,619
Howard Hughes Corp. (The)*	4,598	570,152
Jones Lang LaSalle, Inc.	5,363	817,804
Realogy Holdings Corp.	16,126	450,076
		3,380,651
Total Common Stocks (Cost $135,494,773)		123,845,207
Investments	Principal Amount	Value
Short-Term Investments (a) — 15.6%
Repurchase Agreements (b) — 15.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $26,022,960 (Cost $26,022,223)	$26,022,223	$26,022,223
Total Investments — 89.6% (Cost $161,516,996)		149,867,430
Other assets less liabilities — 10.4%		17,436,399
Net Assets — 100.0%		$167,303,829

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $29,926,633.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,375,078
Aggregate gross unrealized depreciation	(13,077,773)
Net unrealized appreciation	$1,297,305
Federal income tax cost	$161,632,134

See accompanying notes to the financial statements.

86 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
5,676,504	6,476,237	11/6/2018	Bank of America NA	1.44%	iShares® U.S. Real Estate ETF	669,195
54,409,409	55,709,415	11/6/2019	Bank of America NA	1.87%	Dow Jones U.S. Real EstateSM Index	1,347,117
60,085,913	62,185,652					2,016,312	(2,016,312)	—	—
10,386,404	11,620,841	11/6/2018	Citibank NA	1.91%	Dow Jones U.S. Real EstateSM Index	1,521,868	(1,521,868)	—	—
1,285,009	1,282,793	11/13/2019	Credit Suisse International	1.72%	Dow Jones U.S. Real EstateSM Index	(1,379)	—	1,379	—
10,395,316	10,560,176	11/6/2019	Deutsche Bank AG	1.66%	Dow Jones U.S. Real EstateSM Index	176,784	—	(99,924)	76,860
824,513	1,624,389	11/6/2018	Goldman Sachs International	1.71%	Dow Jones U.S. Real EstateSM Index	1,055,275
5,576,317	5,578,348	11/13/2019	Goldman Sachs International	1.24%	iShares® U.S. Real Estate ETF	(2,747)
6,400,830	7,202,737					1,052,528	(1,052,528)	—	—
31,573,141	31,764,244	11/13/2019	Morgan Stanley & Co. International plc	1.54%	Dow Jones U.S. Real EstateSM Index	214,098
43,359,380	43,684,379	11/13/2019	Morgan Stanley & Co. International plc	1.44%	iShares® U.S. Real Estate ETF	281,459
74,932,521	75,448,623					495,557	(495,557)	—	—
22,750,326	28,752,880	11/6/2018	Societe Generale	1.69%	Dow Jones U.S. Real EstateSM Index	7,557,617	(7,557,617)	—	—
13,269,445	13,495,433	11/6/2019	UBS AG	1.59%	Dow Jones U.S. Real EstateSM Index	242,722	(242,722)	—	—
199,505,764	210,549,135					13,062,009
					Total Appreciation	13,066,135
					Total Depreciation	(4,126)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 87

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

88 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 80.0%
ALLETE, Inc. (Electric Utilities)	0.1%	3,976	$320,068
Aspen Technology, Inc.* (Software)	0.2%	5,833	390,344
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	0.2%	5,187	332,383
Blackbaud, Inc. (Software)	0.2%	3,705	364,757
Bluebird Bio, Inc.* (Biotechnology)	0.3%	3,548	613,093
Catalent, Inc.* (Pharmaceuticals)	0.2%	9,774	388,907
Chemical Financial Corp. (Banks)	0.1%	5,507	310,540
CNO Financial Group, Inc. (Insurance)	0.2%	13,120	330,755
Curtiss-Wright Corp. (Aerospace & Defense)	0.2%	3,435	426,627
Dana, Inc. (Auto Components)	0.2%	11,298	373,286
EMCOR Group, Inc. (Construction & Engineering)	0.2%	4,580	369,927
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	11,038	334,451
EPAM Systems, Inc.* (IT Services)	0.2%	3,819	387,399
Exact Sciences Corp.* (Biotechnology)	0.3%	9,135	543,350
Fair Isaac Corp. (Software)	0.2%	2,367	371,761
Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	11,755	335,253
Grand Canyon Education, Inc.* (Diversified Consumer Services)	0.2%	3,645	346,129
GrubHub, Inc.* (Internet Software & Services)	0.2%	6,674	450,895
Hancock Holding Co. (Banks)	0.2%	6,549	336,291
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	9,532	312,364
HealthSouth Corp. (Health Care Providers & Services)	0.2%	7,651	382,167
IDACORP, Inc. (Electric Utilities)	0.2%	3,926	387,928
Insulet Corp.* (Health Care Equipment & Supplies)	0.2%	4,516	323,933
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	10,410	313,237
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	0.2%	9,749	$416,087
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.2%	1,749	354,872
LivaNova plc* (Health Care Equipment & Supplies)	0.2%	3,771	328,756
Louisiana-Pacific Corp.* (Paper & Forest Products)	0.1%	11,301	312,021
Masimo Corp.* (Health Care Equipment & Supplies)	0.1%	3,484	309,519
MAXIMUS, Inc. (IT Services)	0.2%	4,990	344,709
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	0.2%	28,769	420,603
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	4,188	394,928
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	3,102	367,122
Nektar Therapeutics* (Pharmaceuticals)	0.3%	11,512	621,534
ONE Gas, Inc. (Gas Utilities)	0.2%	4,057	321,517
Paycom Software, Inc.* (Software)	0.1%	3,830	314,060
Portland General Electric Co. (Electric Utilities)	0.2%	6,951	345,048
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.1%	3,796	312,676
Primerica, Inc. (Insurance)	0.2%	3,540	368,160
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.2%	16,836	344,970
Southwest Gas Holdings, Inc. (Gas Utilities)	0.1%	3,690	317,119
Sterling Bancorp (Banks)	0.2%	16,565	419,923
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	2,254	306,995
Texas Capital Bancshares, Inc.* (Banks)	0.2%	3,871	349,745

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 89

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Umpqua Holdings Corp. (Banks)	0.2%	17,210	$380,513
ViaSat, Inc.* (Communications Equipment)	0.1%	4,137	307,131
WGL Holdings, Inc. (Gas Utilities)	0.2%	3,981	336,554
Wintrust Financial Corp. (Banks)	0.2%	4,310	361,394
Woodward, Inc. (Machinery)	0.1%	4,139	320,152
Other Common Stocks (b)	71.1%	6,296,852	144,937,433
Total Common Stocks (Cost $162,553,105)			162,959,386
		No. of Rights
Rights — 0.0% (c)
ANI Pharmaceuticals, Inc., CVR*(b)(d)	0.0%	2	—
Dyax Corp., CVR*(b)(d)	0.0%	11,283	12,524
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(b)(d)	0.0%	3,327	—
Tobira Therapeutics, Inc., CVR*(b)(d)	0.0%	756	—
Total Rights (Cost $—)			12,524
	Principal Amount	Value
Short-Term Investments (a) — 20.9%
Repurchase Agreements (e) — 20.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $42,579,734 (Cost $42,578,527)	$42,578,527	$42,578,527
Total Investments — 100.9% (Cost $205,131,632)		205,550,437
Liabilities in excess of other assets — (0.9%)		(1,831,679)
Net Assets — 100.0%		$203,718,758

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $11,546,612.

(b)  Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $13,955, which represents approximately 0.01% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,346,710
Aggregate gross unrealized depreciation	(8,156,465)
Net unrealized appreciation	$6,190,245
Federal income tax cost	$206,645,463

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	25	12/15/2017	USD	$1,930,375	$77,847

Cash collateral in the amount of $81,125 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

90 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
40,449,923	41,458,464	11/6/2018	Bank of America NA	1.34%	Russell 2000® Index	994,766	(809,111)	—	185,655
103,400,210	106,454,461	11/6/2019	Citibank NA	1.36%	Russell 2000® Index	3,069,539	(2,993,562)	—	75,977
13,981,673	14,426,288	11/6/2019	Credit Suisse International	1.24%	Russell 2000® Index	448,806	—	(380,000)	68,806
3,950,000	4,145,666	11/6/2019	Deutsche Bank AG	1.01%	Russell 2000® Index	196,628	—	—	196,628
6,362,150	6,705,921	11/6/2019	Goldman Sachs International	1.36%	Russell 2000® Index	344,340	(309,117)	—	35,223
3,224,814	3,331,943	11/6/2019	Morgan Stanley & Co. International plc	1.04%	iShares® Russell 2000 ETF	104,618
28,158,270	29,182,634	11/6/2019	Morgan Stanley & Co. International plc	1.24%	Russell 2000® Index	1,033,100
31,383,084	32,514,577					1,137,718	(1,006,520)	—	131,198
3,625,321	3,726,226	11/6/2019	Societe Generale	1.34%	Russell 2000® Index	101,265	—	—	101,265
32,219,500	33,127,132	11/6/2019	UBS AG	1.24%	Russell 2000® Index	914,362	—	(750,000)	164,362
235,371,861	242,558,735					7,207,424
					Total Appreciation	7,207,424

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 91

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.1%
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	1.0%
Automobiles	0.1%
Banks	8.5%
Beverages	0.2%
Biotechnology	4.6%
Building Products	1.1%
Capital Markets	1.1%
Chemicals	1.8%
Commercial Services & Supplies	1.9%
Communications Equipment	1.3%
Construction & Engineering	1.0%
Construction Materials	0.2%
Consumer Finance	0.5%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.7%
Diversified Financial Services	0.0%*
Diversified Telecommunication Services	0.5%
Electric Utilities	0.9%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	2.3%
Energy Equipment & Services	1.1%
Equity Real Estate Investment Trusts (REITs)	5.1%
Food & Staples Retailing	0.4%
Food Products	1.1%
Gas Utilities	1.0%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	1.6%
Health Care Technology	0.6%
Hotels, Restaurants & Leisure	2.6%
Household Durables	1.2%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	0.1%
Insurance	2.0%
Internet & Direct Marketing Retail	0.4%
Internet Software & Services	2.4%
IT Services	1.5%
Leisure Products	0.3%
Life Sciences Tools & Services	0.4%
Machinery	3.1%
Marine	0.1%
Media	1.1%
Metals & Mining	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Multiline Retail	0.3%
Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	1.8%
Paper & Forest Products	0.5%
Personal Products	0.1%

See accompanying notes to the financial statements.

92 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Pharmaceuticals	1.8%
Professional Services	1.0%
Real Estate Management & Development	0.3%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.6%
Software	2.9%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	0.4%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	1.9%
Tobacco	0.1%
Trading Companies & Distributors	1.1%
Transportation Infrastructure	0.0%*
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[1]	20.0%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 93

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 76.4%
3M Co. (Industrial Conglomerates)	0.5%	44,027	$10,704,725
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	128,182	7,225,619
AbbVie, Inc. (Biotechnology)	0.5%	117,607	11,398,470
Alphabet, Inc., Class A* (Internet Software & Services)	1.0%	21,989	22,784,342
Alphabet, Inc., Class C* (Internet Software & Services)	1.0%	22,270	22,746,801
Altria Group, Inc. (Tobacco)	0.4%	141,545	9,600,997
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.6%	29,416	34,615,278
Amgen, Inc. (Biotechnology)	0.4%	53,833	9,456,305
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.0%	381,072	65,487,223
AT&T, Inc. (Diversified Telecommunication Services)	0.8%	452,987	16,479,667
Bank of America Corp. (Banks)	0.9%	723,897	20,392,178
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.3%	141,957	27,399,121
Boeing Co. (The) (Aerospace & Defense)	0.5%	40,992	11,346,586
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	120,988	7,645,232
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	0.4%	29,997	8,337,366
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.8%	139,807	16,635,635
Cisco Systems, Inc. (Communications Equipment)	0.6%	368,886	13,759,448
Citigroup, Inc. (Banks)	0.7%	201,008	15,176,104
Coca-Cola Co. (The) (Beverages)	0.6%	283,211	12,962,567
Comcast Corp., Class A (Media)	0.6%	347,039	13,027,844
DowDuPont, Inc. (Chemicals)	0.6%	172,138	12,387,050
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.2%	312,610	26,037,287
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Facebook, Inc., Class A* (Internet Software & Services)	1.4%	174,875	$30,984,353
General Electric Co. (Industrial Conglomerates)	0.5%	638,752	11,682,774
Home Depot, Inc. (The) (Specialty Retail)	0.7%	86,969	15,638,766
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	56,243	8,771,658
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	346,675	15,544,907
International Business Machines Corp. (IT Services)	0.5%	63,942	9,845,150
Johnson & Johnson (Pharmaceuticals)	1.3%	198,016	27,589,569
JPMorgan Chase & Co. (Banks)	1.2%	259,617	27,135,169
Mastercard, Inc., Class A (IT Services)	0.5%	68,890	10,365,878
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	59,759	10,276,755
Medtronic plc (Health Care Equipment & Supplies)	0.4%	99,937	8,207,826
Merck & Co., Inc. (Pharmaceuticals)	0.5%	201,791	11,152,989
Microsoft Corp. (Software)	2.2%	568,244	47,829,097
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	44,266	8,884,629
Oracle Corp. (Software)	0.5%	222,788	10,929,979
PepsiCo, Inc. (Beverages)	0.6%	105,390	12,280,043
Pfizer, Inc. (Pharmaceuticals)	0.7%	440,286	15,964,770
Philip Morris International, Inc. (Tobacco)	0.5%	114,585	11,773,609
Procter & Gamble Co. (The) (Household Products)	0.8%	188,131	16,929,909
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	109,000	7,231,060
Union Pacific Corp. (Road & Rail)	0.4%	59,050	7,469,825

See accompanying notes to the financial statements.

94 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	71,331	$16,275,594
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	300,961	15,315,906
Visa, Inc., Class A (IT Services)	0.7%	134,964	15,195,597
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.5%	107,989	10,499,770
Walt Disney Co. (The) (Media)	0.5%	113,873	11,936,168
Wells Fargo & Co. (Banks)	0.9%	329,600	18,612,512
Other Common Stocks	39.4%	12,232,169	863,364,615
Total Common Stocks (Cost $1,631,015,818)			1,673,294,722
		Principal Amount
Short-Term Investments (a) — 17.0%
Repurchase Agreements (b) — 17.0%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $373,132,162 (Cost $373,121,592)		$373,121,592	373,121,592
Total Investments — 93.4% (Cost $2,004,137,410)			2,046,416,314
Other assets less liabilities — 6.6%			144,123,622
Net Assets — 100.0%			$2,190,539,936

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $141,249,427.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,092,098
Aggregate gross unrealized depreciation	(82,689,051)
Net unrealized appreciation	$110,403,047
Federal income tax cost	$2,008,322,309

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P 500 E-Mini Index	470	12/15/2017	USD	$62,198,625	$826,271

Cash collateral in the amount of $2,326,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA S&P500® SSO :: 95

Swap Agreements1

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
271,876,324	277,633,782	11/6/2019	Bank of America NA	1.64%	S&P 500®	6,061,998	(3,961,649)	—	2,100,349
416,000,000	431,588,198	11/6/2018	BNP Paribas SA	1.79%	S&P 500®	15,894,547	—	—	15,894,547
102,029,633	103,890,718	11/6/2019	Citibank NA	1.71%	S&P 500®	1,955,470	—	—	1,955,470
266,785,708	272,944,427	11/6/2019	Credit Suisse International	1.70%	S&P 500®	6,444,021	—	(4,240,000)	2,204,021
179,040,000	185,249,462	11/6/2019	Deutsche Bank AG	1.56%	S&P 500®	6,394,368	—	(4,900,000)	1,494,368
94,012,702	96,060,849	11/6/2019	Goldman Sachs International	1.76%	S&P 500®	2,138,726
589,149,494	605,152,578	11/6/2019	Goldman Sachs International	1.51%	SPDR® S&P 500® ETF Trust	15,296,093
683,162,196	701,213,427					17,434,819	(11,843,317)	—	5,591,502
119,859,397	122,639,126	11/6/2019	Morgan Stanley & Co. International plc	1.69%	S&P 500®	2,907,546	(2,107,070)	—	800,476
464,142,205	476,312,342	11/6/2019	Societe Generale	1.54%	S&P 500®	12,738,520	(9,531,268)	—	3,207,252
72,544,178	74,120,015	11/6/2019	UBS AG	1.64%	S&P 500®	1,651,482	(1,071,890)	—	579,592
2,575,439,641	2,645,591,497					71,482,771
					Total Appreciation	71,482,771

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.9%
Air Freight & Logistics	0.6%
Airlines	0.4%
Auto Components	0.2%
Automobiles	0.4%
Banks	5.0%
Beverages	1.5%

See accompanying notes to the financial statements.

96 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Biotechnology	2.1%
Building Products	0.3%
Capital Markets	2.3%
Chemicals	1.7%
Commercial Services & Supplies	0.2%
Communications Equipment	0.8%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.3%
Diversified Telecommunication Services	1.5%
Electric Utilities	1.5%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	0.6%
Equity Real Estate Investment Trusts (REITs)	2.2%
Food & Staples Retailing	1.4%
Food Products	1.0%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	2.2%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.4%
Household Durables	0.3%
Household Products	1.2%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.5%
Insurance	2.1%
Internet & Direct Marketing Retail	2.2%
Internet Software & Services	3.7%
IT Services	3.1%
Leisure Products	0.1%
Life Sciences Tools & Services	0.6%
Machinery	1.3%
Media	2.1%
Metals & Mining	0.2%
Multiline Retail	0.3%
Multi-Utilities	0.8%
Oil, Gas & Consumable Fuels	3.9%
Personal Products	0.1%
Pharmaceuticals	3.5%
Professional Services	0.2%
Real Estate Management & Development	0.0%*
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	3.0%
Software	4.0%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	3.4%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	1.0%
Trading Companies & Distributors	0.1%
Water Utilities	0.1%
Other[1]	23.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA S&P500® SSO :: 97

Investments	Shares	Value
Common Stocks (a) — 84.1%
Communications Equipment — 0.2%
InterDigital, Inc.	2,487	$189,261
Semiconductors & Semiconductor Equipment — 83.9%
Advanced Micro Devices, Inc.*	57,652	627,830
Analog Devices, Inc.	26,339	2,268,051
Applied Materials, Inc.	76,402	4,031,734
Broadcom Ltd.	29,128	8,095,836
Cavium, Inc.*	4,926	421,075
Cirrus Logic, Inc.*	4,571	252,502
Cree, Inc.*	6,998	248,709
Cypress Semiconductor Corp.	23,819	381,342
Entegris, Inc.	10,158	307,787
Integrated Device Technology, Inc.*	9,560	287,660
Intel Corp.	336,632	15,094,579
KLA-Tencor Corp.	11,236	1,148,769
Lam Research Corp.	11,638	2,238,337
Marvell Technology Group Ltd.	31,267	698,505
Maxim Integrated Products, Inc.	20,207	1,057,432
Microchip Technology, Inc.	16,672	1,450,297
Micron Technology, Inc.*	79,811	3,383,188
Microsemi Corp.*	8,273	437,228
MKS Instruments, Inc.	3,888	366,638
Monolithic Power Systems, Inc.	2,728	322,859
NVIDIA Corp.	42,983	8,627,118
ON Semiconductor Corp.*	30,200	606,416
Qorvo, Inc.*	9,117	698,180
QUALCOMM, Inc.	105,842	7,021,558
Semtech Corp.*	4,742	161,465
Silicon Laboratories, Inc.*	3,048	277,673
Skyworks Solutions, Inc.	13,163	1,378,693
Synaptics, Inc.*	2,414	91,104
Teradyne, Inc.	14,172	573,541
Texas Instruments, Inc.	70,925	6,900,293
Versum Materials, Inc.	7,794	299,290
Xilinx, Inc.	17,810	1,237,973
		70,993,662
Total Common Stocks (Cost $66,476,299)		71,182,923
Investments	Principal Amount	Value
Short-Term Investments (a) — 17.0%
Repurchase Agreements (b) — 17.0%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $14,340,263 (Cost $14,339,857)	$14,339,857	$14,339,857
Total Investments — 101.1% (Cost $80,816,156)		85,522,780
Liabilities less other assets — (1.1%)		(971,193)
Net Assets — 100.0%		$84,551,587

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $8,201,016.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,857,955
Aggregate gross unrealized depreciation	(2,281,766)
Net unrealized appreciation	$4,576,189
Federal income tax cost	$81,175,648

See accompanying notes to the financial statements.

98 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
13,873,237	13,382,894	11/6/2019	Bank of America NA	1.54%	Dow Jones U.S. SemiconductorsSM Index[6]	(479,075)	450,846	28,229	—
7,152,182	6,947,612	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. SemiconductorsSM Index[6]	(201,592)	200,878	714	—
15,327,501	17,476,250	11/6/2018	Morgan Stanley & Co. International plc	1.44%	Dow Jones U.S. SemiconductorsSM Index[6]	2,236,008	(2,155,491)	—	80,517
26,024,658	25,118,413	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. SemiconductorsSM Index[6]	(885,928)	821,021	64,907	—
35,491,251	35,008,269	11/6/2019	UBS AG	1.69%	Dow Jones U.S. SemiconductorsSM Index[6]	(440,356)	278,487	161,869	—
97,868,829	97,933,438					229,057
					Total Appreciation	2,236,008
					Total Depreciation	(2,006,951)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 99

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 81.5%
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	1,146	$85,916
ALLETE, Inc. (Electric Utilities)	0.4%	1,460	117,530
American Equity Investment Life Holding Co. (Insurance)	0.3%	2,552	80,975
Avista Corp. (Multi-Utilities)	0.3%	1,848	95,985
Balchem Corp. (Chemicals)	0.3%	917	80,027
Barnes Group, Inc. (Machinery)	0.3%	1,421	94,170
CACI International, Inc., Class A* (IT Services)	0.3%	702	92,629
Cantel Medical Corp. (Health Care Equipment & Supplies)	0.4%	1,018	108,397
Chemed Corp. (Health Care Providers & Services)	0.4%	459	112,886
Columbia Banking System, Inc. (Banks)	0.4%	2,096	96,616
Community Bank System, Inc. (Banks)	0.3%	1,451	80,356
Darling Ingredients, Inc.* (Food Products)	0.3%	4,727	84,850
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	985	92,669
Evercore, Inc., Class A (Capital Markets)	0.4%	1,126	97,793
First Financial Bankshares, Inc. (Banks)	0.3%	1,899	90,108
FirstCash, Inc. (Consumer Finance)	0.3%	1,369	92,270
Five Below, Inc.* (Specialty Retail)	0.4%	1,584	97,891
Glacier Bancorp, Inc. (Banks)	0.3%	2,238	89,632
Green Dot Corp., Class A* (Consumer Finance)	0.3%	1,303	80,525
Haemonetics Corp.* (Health Care Equipment & Supplies)	0.3%	1,510	87,278
HB Fuller Co. (Chemicals)	0.3%	1,450	82,026
Healthcare Services Group, Inc. (Commercial Services & Supplies)	0.4%	2,100	109,053
Hillenbrand, Inc. (Machinery)	0.3%	1,809	82,400
ICU Medical, Inc.* (Health Care Equipment & Supplies)	0.3%	430	91,762
Ingevity Corp.* (Chemicals)	0.4%	1,208	96,145
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	0.3%	1,815	88,245
Interactive Brokers Group, Inc., Class A (Capital Markets)	0.4%	2,051	117,030
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
John Bean Technologies Corp. (Machinery)	0.4%	908	$108,733
LCI Industries (Auto Components)	0.3%	715	93,594
Ligand Pharmaceuticals, Inc.* (Biotechnology)	0.3%	600	79,110
Lithia Motors, Inc., Class A (Specialty Retail)	0.3%	689	80,813
Lumentum Holdings, Inc.* (Communications Equipment)	0.4%	1,764	95,344
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.3%	690	92,633
Moog, Inc., Class A* (Aerospace & Defense)	0.3%	927	77,970
Nektar Therapeutics* (Pharmaceuticals)	0.9%	4,486	242,199
Neogen Corp.* (Health Care Equipment & Supplies)	0.3%	1,096	91,954
On Assignment, Inc.* (Professional Services)	0.3%	1,424	91,079
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	0.3%	1,891	86,891
ProAssurance Corp. (Insurance)	0.3%	1,532	94,754
Rogers Corp.* (Electronic Equipment, Instruments & Components)	0.3%	522	84,094
Scientific Games Corp., Class A* (Hotels, Restaurants & Leisure)	0.3%	1,514	79,712
Selective Insurance Group, Inc. (Insurance)	0.4%	1,675	102,510
SkyWest, Inc. (Airlines)	0.3%	1,488	77,450
South Jersey Industries, Inc. (Gas Utilities)	0.3%	2,281	77,235
Spire, Inc. (Gas Utilities)	0.4%	1,385	113,916
Tetra Tech, Inc. (Commercial Services & Supplies)	0.3%	1,623	81,150
Trex Co., Inc.* (Building Products)	0.4%	844	99,389
US Silica Holdings, Inc. (Energy Equipment & Services)	0.3%	2,331	77,319
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	0.3%	2,773	80,334
Other Common Stocks	64.8%	694,316	17,981,245
Total Common Stocks (Cost $23,574,611)			22,614,592
See accompanying notes to the financial statements.

100 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments (a) — 10.0%
Repurchase Agreements (b) — 10.0%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,774,135 (Cost $2,774,056)	$2,774,056	$2,774,056
Total Investments — 91.5% (Cost $26,348,667)		25,388,648
Other assets less liabilities — 8.5%		2,353,157
Net Assets — 100.0%		$27,741,805

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,353,232.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,190,546
Aggregate gross unrealized depreciation	(1,780,167)
Net unrealized appreciation	$1,410,379
Federal income tax cost	$26,396,482

Swap Agreements1

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
3,745,861	3,909,265	11/6/2019	Bank of America NA	1.51%	S&P SmallCap 600®	163,532	—	—	163,532
922,005	963,063	11/6/2019	Citibank NA	1.56%	S&P SmallCap 600®	41,084	—	—	41,084
3,299,063	3,451,574	11/6/2019	Credit Suisse International	1.24%	S&P SmallCap 600®	153,369	—	(153,369)	—
3,180,000	3,339,698	11/6/2019	Deutsche Bank AG	1.01%	S&P SmallCap 600®	160,713	—	—	160,713
7,619,658	7,970,390	11/6/2019	Morgan Stanley & Co. International plc	1.39%	S&P SmallCap 600®	351,543	(328,655)	—	22,888
4,916,009	5,090,817	11/6/2019	Societe Generale	1.64%	S&P SmallCap 600®	174,265	—	—	174,265
6,764,701	8,143,729	11/6/2019	UBS AG	1.54%	S&P SmallCap 600®	1,373,707	(1,265,941)	—	107,766
30,447,297	32,868,536					2,418,213
					Total
					Appreciation	2,418,213

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 101

Abbreviations

USD  U.S. Dollar

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.6%
Air Freight & Logistics	0.6%
Airlines	0.7%
Auto Components	1.4%
Automobiles	0.2%
Banks	6.3%
Beverages	0.1%
Biotechnology	1.6%
Building Products	1.9%
Capital Markets	1.7%
Chemicals	2.6%
Commercial Services & Supplies	2.5%
Communications Equipment	1.3%
Construction & Engineering	0.3%
Construction Materials	0.1%
Consumer Finance	1.1%
Containers & Packaging	0.0%*
Distributors	0.2%
Diversified Consumer Services	0.4%
Diversified Telecommunication Services	0.9%
Electric Utilities	0.7%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	3.4%
Energy Equipment & Services	1.5%
Equity Real Estate Investment Trusts (REITs)	4.4%
Food & Staples Retailing	0.3%
Food Products	1.3%
Gas Utilities	0.9%
Health Care Equipment & Supplies	3.7%
Health Care Providers & Services	2.6%
Health Care Technology	0.5%
Hotels, Restaurants & Leisure	2.4%
Household Durables	1.7%
Household Products	0.4%
Industrial Conglomerates	0.1%
Insurance	2.7%
Internet & Direct Marketing Retail	0.4%
Internet Software & Services	0.8%
IT Services	1.3%
Leisure Products	0.4%
Life Sciences Tools & Services	0.3%
Machinery	4.6%
Marine	0.1%
Media	0.7%
Metals & Mining	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Multiline Retail	0.4%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	1.1%

See accompanying notes to the financial statements.

102 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Paper & Forest Products	0.9%
Personal Products	0.2%
Pharmaceuticals	1.9%
Professional Services	1.9%
Real Estate Management & Development	0.3%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	2.8%
Software	1.7%
Specialty Retail	3.3%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	1.0%
Thrifts & Mortgage Finance	1.5%
Tobacco	0.1%
Trading Companies & Distributors	0.5%
Water Utilities	0.4%
Wireless Telecommunication Services	0.0%*
Other[1]	18.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 103

Investments	Shares	Value
Common Stocks (a) — 75.2%
Commercial Services & Supplies — 0.0% (b)
Pitney Bowes, Inc.	7,692	$82,074
Communications Equipment — 4.4%
Arista Networks, Inc.*	1,916	446,658
ARRIS International plc*	7,277	218,092
Ciena Corp.*	5,844	127,107
Cisco Systems, Inc.	206,071	7,686,448
CommScope Holding Co., Inc.*	7,952	286,192
EchoStar Corp., Class A*	1,977	118,323
F5 Networks, Inc.*	2,618	351,336
Finisar Corp.*	4,691	93,867
Harris Corp.	4,940	713,830
InterDigital, Inc.	1,432	108,975
Juniper Networks, Inc.	15,671	435,027
Lumentum Holdings, Inc.*	2,533	136,909
Motorola Solutions, Inc.	6,706	631,102
NetScout Systems, Inc.*	3,692	114,637
Palo Alto Networks, Inc.*	3,786	551,809
Plantronics, Inc.	1,383	72,358
ViaSat, Inc.*	2,221	164,887
Viavi Solutions, Inc.*	9,375	87,844
		12,345,401
Construction & Engineering — 0.1%
Dycom Industries, Inc.*	1,278	137,219
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	40,042	584,213
Zayo Group Holdings, Inc.*	7,594	268,372
		852,585
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	6,381	446,734
Corning, Inc.	37,220	1,205,556
SYNNEX Corp.	1,200	163,440
Tech Data Corp.*	1,432	138,474
		1,954,204
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	7,445	106,463
athenahealth, Inc.*	1,650	219,269
Cerner Corp.*	12,982	917,698
Medidata Solutions, Inc.*	2,408	160,469
Veeva Systems, Inc., Class A*	4,720	284,191
		1,688,090
Investments	Shares	Value
Common Stocks (a) (continued)
Household Durables — 0.1%
Garmin Ltd.	4,570	$283,705
Internet & Direct Marketing Retail — 0.0% (b)
Expedia, Inc.	1	122
Internet Software & Services — 16.7%
Akamai Technologies, Inc.*	7,066	394,141
Alphabet, Inc., Class A*	12,280	12,724,168
Alphabet, Inc., Class C*	12,443	12,709,405
Cars.com, Inc.*	2,953	71,581
eBay, Inc.*	41,024	1,422,302
Facebook, Inc., Class A*	97,692	17,309,068
GrubHub, Inc.*	3,559	240,446
IAC/InterActiveCorp*	3,052	388,428
j2 Global, Inc.	1,993	150,392
LogMeIn, Inc.	2,172	258,468
Pandora Media, Inc.*	10,001	50,005
Twitter, Inc.*	26,459	544,526
VeriSign, Inc.*	3,539	407,339
Zillow Group, Inc., Class A*	1,929	79,205
Zillow Group, Inc., Class C*	4,325	177,498
		46,926,972
IT Services — 4.0%
Amdocs Ltd.	6,037	394,156
CACI International, Inc., Class A*	1,006	132,742
Cognizant Technology Solutions Corp., Class A	24,339	1,759,223
CSRA, Inc.	6,734	194,815
DST Systems, Inc.	2,498	156,325
DXC Technology Co.	11,729	1,127,626
EPAM Systems, Inc.*	2,052	208,155
Gartner, Inc.*	3,731	451,040
International Business Machines Corp.	35,717	5,499,346
Leidos Holdings, Inc.	5,860	372,520
Science Applications International Corp.	1,802	133,708
Teradata Corp.*	5,194	197,424
Vantiv, Inc., Class A*	6,699	502,425
		11,129,505
Semiconductors & Semiconductor Equipment — 14.6%
Advanced Micro Devices, Inc.*	33,171	361,232
Analog Devices, Inc.	15,153	1,304,825
Applied Materials, Inc.	43,955	2,319,505
Broadcom Ltd.	16,758	4,657,719
Cavium, Inc.*	2,835	242,336
Cirrus Logic, Inc.*	2,629	145,226

See accompanying notes to the financial statements.

104 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Cree, Inc.*	4,024	$143,013
Cypress Semiconductor Corp.	13,700	219,337
Entegris, Inc.	5,845	177,104
Integrated Device Technology, Inc.*	5,503	165,585
Intel Corp.	193,664	8,683,895
KLA-Tencor Corp.	6,462	660,675
Lam Research Corp.	6,697	1,288,034
Marvell Technology Group Ltd.	17,989	401,874
Maxim Integrated Products, Inc.	11,621	608,127
Microchip Technology, Inc.	9,591	834,321
Micron Technology, Inc.*	45,914	1,946,295
Microsemi Corp.*	4,756	251,355
MKS Instruments, Inc.	2,235	210,761
Monolithic Power Systems, Inc.	1,567	185,454
NVIDIA Corp.	24,727	4,962,956
ON Semiconductor Corp.*	17,371	348,810
Qorvo, Inc.*	5,243	401,509
QUALCOMM, Inc.	60,892	4,039,575
Semtech Corp.*	2,728	92,888
Silicon Laboratories, Inc.*	1,751	159,516
Skyworks Solutions, Inc.	7,576	793,510
Synaptics, Inc.*	1,387	52,345
Teradyne, Inc.	8,151	329,871
Texas Instruments, Inc.	40,800	3,969,432
Versum Materials, Inc.	4,481	172,070
Xilinx, Inc.	10,245	712,130
		40,841,285
Software — 18.9%
ACI Worldwide, Inc.*	4,863	111,265
Adobe Systems, Inc.*	20,336	3,690,374
ANSYS, Inc.*	3,494	517,776
Aspen Technology, Inc.*	3,013	201,630
Autodesk, Inc.*	9,034	991,030
Blackbaud, Inc.	1,981	195,030
CA, Inc.	13,025	430,737
Cadence Design Systems, Inc.*	11,546	506,985
CDK Global, Inc.	5,426	374,882
Citrix Systems, Inc.*	5,932	519,821
CommVault Systems, Inc.*	1,741	93,840
Dell Technologies, Inc., Class V*	8,372	655,025
Ellie Mae, Inc.*	1,417	125,249
Fair Isaac Corp.	1,266	198,838
FireEye, Inc.*	7,131	100,832
Fortinet, Inc.*	6,231	262,076
Guidewire Software, Inc.*	3,062	227,782
Intuit, Inc.	10,029	1,576,759
Manhattan Associates, Inc.*	2,842	126,043
Micro Focus International plc, ADR*	2	67
Microsoft Corp.	317,442	26,719,093
Nuance Communications, Inc.*	10,945	170,085
Investments	Shares	Value
Common Stocks (a) (continued)
Oracle Corp.	124,461	$6,106,057
Paycom Software, Inc.*	2,017	165,394
Proofpoint, Inc.*	1,835	165,242
PTC, Inc.*	4,762	303,244
Red Hat, Inc.*	7,312	926,869
salesforce.com, Inc.*	28,140	2,935,565
ServiceNow, Inc.*	7,005	861,615
Splunk, Inc.*	5,700	456,513
SS&C Technologies Holdings, Inc.	7,108	293,489
Symantec Corp.	25,329	733,781
Synopsys, Inc.*	6,190	559,452
Tableau Software, Inc., Class A*	2,589	182,007
Tyler Technologies, Inc.*	1,431	261,759
Ultimate Software Group, Inc. (The)*	1,171	247,116
Verint Systems, Inc.*	2,587	113,181
VMware, Inc., Class A*	2,980	357,928
Workday, Inc., Class A*	5,407	556,921
		53,021,352
Technology Hardware, Storage & Peripherals — 14.8%
3D Systems Corp.*	4,689	41,404
Apple, Inc.	212,881	36,583,600
Diebold Nixdorf, Inc.	3,113	59,769
Electronics For Imaging, Inc.*	1,918	58,998
Hewlett Packard Enterprise Co.	67,703	944,457
HP, Inc.	68,842	1,476,661
NCR Corp.*	5,009	156,732
NetApp, Inc.	11,119	628,335
Seagate Technology plc	11,863	457,437
Western Digital Corp.	12,154	958,464
Xerox Corp.	8,802	261,067
		41,626,924
Total Common Stocks (Cost $201,213,250)		210,889,438
	Principal Amount
Short-Term Investments (a) — 22.4%
Repurchase Agreements (c) — 22.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $62,770,969 (Cost $62,769,191)	$62,769,191	62,769,191
Total Investments — 97.6% (Cost $263,982,441)		273,658,629
Other assets less liabilities — 2.4%		6,678,634
Net Assets — 100.0%		$280,337,263

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 105

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $70,498,304.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,721,326
Aggregate gross unrealized depreciation	(4,214,284)
Net unrealized appreciation	$12,507,042
Federal income tax cost	$264,231,164

Swap Agreements1

Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
17,304,058	17,699,488	11/6/2019	Bank of America NA	1.14%	iShares® U.S. Technology ETF	358,521
85,170,498	84,615,065	11/13/2019	Bank of America NA	1.54%	Dow Jones U.S. TechnologySM Index[6]	(470,203)
102,474,556	102,314,553					(111,682)	—	111,682	—
2,322,572	2,307,498	11/13/2019	Citibank NA	1.51%	Dow Jones U.S. TechnologySM Index[6]	(12,732)	6,775	5,957	—
8,162,323	8,109,345	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. TechnologySM Index[6]	(45,702)	—	45,702	—
30,050,871	29,642,864	11/13/2019	Deutsche Bank AG	1.41%	Dow Jones U.S. TechnologySM Index[6]	(396,960)	395,721	1,239	—
(957,595)	856,016	11/6/2018	Goldman Sachs International	1.71%	Dow Jones U.S. TechnologySM Index[6]	1,826,912
59,665,506	59,370,450	11/13/2019	Goldman Sachs International	1.24%	iShares® U.S. Technology ETF	(346,165)
58,707,911	60,226,466					1,480,747	(1,093,821)	—	386,926
4,064,278	5,790,449	11/6/2018	Morgan Stanley & Co. International plc	1.49%	iShares® U.S. Technology ETF	1,671,719
35,221,725	34,993,119	11/13/2019	Morgan Stanley & Co. International plc	1.84%	Dow Jones U.S. TechnologySM Index[6]	(201,123)
39,286,003	40,783,568					1,470,596	(1,270,987)	—	199,609
15,054,069	14,956,361	11/13/2019	Societe Generale	1.64%	Dow Jones U.S. TechnologySM Index[6]	(83,997)	—	24,147	(59,850)
90,869,148	91,548,821	11/6/2019	UBS AG	1.59%	Dow Jones U.S. TechnologySM Index[6]	779,307	(75,951)	—	703,356
346,927,453	349,889,476					3,079,577
					Total Appreciation	4,636,459
					Total Depreciation	(1,556,882)

See accompanying notes to the financial statements.

106 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 107

Investments	Shares	Value
Common Stocks (a) — 76.1%
Diversified Telecommunication Services — 54.4%
AT&T, Inc.	4,977	$181,063
ATN International, Inc.	1,155	69,023
CenturyLink, Inc.	10,053	146,673
Cincinnati Bell, Inc.*	3,437	74,583
Consolidated Communications Holdings, Inc.	4,126	58,342
Frontier Communications Corp.	5,279	44,872
General Communication, Inc., Class A*	1,720	68,645
Globalstar, Inc.*	37,993	60,029
Iridium Communications, Inc.*	6,883	85,005
ORBCOMM, Inc.*	6,236	67,099
Verizon Communications, Inc.	3,776	192,161
Vonage Holdings Corp.*	9,803	99,795
Windstream Holdings, Inc.	28,331	74,511
		1,221,801
Wireless Telecommunication Services — 21.7%
Shenandoah Telecommunications Co.	2,188	83,910
Spok Holdings, Inc.	3,772	66,010
Sprint Corp.*	11,925	71,430
Telephone & Data Systems, Inc.	3,033	83,984
T-Mobile US, Inc.*	1,868	114,079
United States Cellular Corp.*	1,753	66,333
		485,746
Total Common Stocks (Cost $2,068,922)		1,707,547
Investments	Principal Amount	Value
Short-Term Investments (a) — 22.7%
Repurchase Agreements (b) — 22.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $510,436 (Cost $510,421)	$510,421	$510,421
Total Investments — 98.8% (Cost $2,579,343)		2,217,968
Other assets less liabilities — 1.2%		27,843
Net Assets — 100.0%		$2,245,811

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $622,960.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,425
Aggregate gross unrealized depreciation	(524,638)
Net unrealized depreciation	$(222,213)
Federal income tax cost	$2,660,952

See accompanying notes to the financial statements.

108 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
289,037	378,109	11/6/2018	Bank of America NA	0.93%	iShares® U.S. Telecommunications ETF	86,367
363,950	404,129	11/6/2019	Bank of America NA	1.29%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	41,340
652,987	782,238					127,707	—	—	127,707
253,075	270,386	11/13/2019	Citibank NA	1.51%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	17,974	—	—	17,974
67,170	71,764	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	4,763	—	—	4,763
381,466	407,558	11/13/2019	Deutsche Bank AG	1.21%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	27,173	—	—	27,173
63,534	63,898	11/6/2018	Goldman Sachs International	1.71%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	1,527	—	—	1,527
265,399	282,634	11/13/2019	Morgan Stanley & Co. International plc	0.54%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	18,085
266,770	292,486	11/13/2019	Morgan Stanley & Co. International plc	1.09%	iShares® U.S. Telecommunications ETF	25,411
532,169	575,120					43,496	(1)	—	43,495
95,646	74,912	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(20,652)	—	—	(20,652)
					Dow Jones U.S. Select TelecommunicationsSM
528,670	546,378	11/6/2019	UBS AG	1.59%	Index[6]	18,783	—	—	18,783
2,574,717	2,792,254					220,771
					Total Appreciation	241,423
					Total Depreciation	(20,652)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 109

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

110 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 78.4%
Electric Utilities — 45.5%
ALLETE, Inc.	1,226	$98,693
Alliant Energy Corp.	5,568	251,172
American Electric Power Co., Inc.	11,852	920,071
Duke Energy Corp.	16,865	1,504,022
Edison International	7,851	638,051
El Paso Electric Co.	978	59,560
Entergy Corp.	4,326	374,112
Eversource Energy	7,636	495,195
Exelon Corp.	23,135	964,961
FirstEnergy Corp.	10,706	365,503
Great Plains Energy, Inc.	5,197	178,309
Hawaiian Electric Industries, Inc.	2,621	100,515
IDACORP, Inc.	1,214	119,955
NextEra Energy, Inc.	11,281	1,782,849
PG&E Corp.	12,358	670,298
Pinnacle West Capital Corp.	2,690	246,969
PNM Resources, Inc.	1,919	87,315
Portland General Electric Co.	2,146	106,527
PPL Corp.	16,463	603,698
Southern Co. (The)	24,084	1,233,101
Westar Energy, Inc.	3,423	195,830
Xcel Energy, Inc.	12,236	631,500
		11,628,206
Gas Utilities — 4.3%
Atmos Energy Corp.	2,556	235,893
National Fuel Gas Co.	2,060	121,128
New Jersey Resources Corp.	2,085	92,991
ONE Gas, Inc.	1,260	99,855
South Jersey Industries, Inc.	1,915	64,842
Southwest Gas Holdings, Inc.	1,147	98,573
Spire, Inc.	1,163	95,657
UGI Corp.	4,178	204,764
WGL Holdings, Inc.	1,234	104,322
		1,118,025
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.	15,910	168,328
Calpine Corp.*	8,691	130,539
NRG Energy, Inc.	7,245	200,324
Vistra Energy Corp.	6,800	128,520
		627,711
Multi-Utilities — 24.0%
Ameren Corp.	5,847	373,974
Avista Corp.	1,552	80,611
Black Hills Corp.	1,289	75,419
CenterPoint Energy, Inc.	10,386	311,684
CMS Energy Corp.	6,796	339,120
Consolidated Edison, Inc.	7,466	664,773
Investments	Shares	Value
Common Stocks (a) (continued)
Dominion Energy, Inc.	15,484	$1,302,669
DTE Energy Co.	4,323	499,609
NiSource, Inc.	7,853	216,193
NorthWestern Corp.	1,168	75,056
Public Service Enterprise Group, Inc.	12,190	646,801
SCANA Corp.	3,444	148,678
Sempra Energy	6,050	731,990
Vectren Corp.	2,000	139,000
WEC Energy Group, Inc.	7,605	528,471
		6,134,048
Water Utilities — 2.2%
American Water Works Co., Inc.	4,296	393,342
Aqua America, Inc.	4,281	162,635
		555,977
Total Common Stocks (Cost $18,934,697)		20,063,967
	Principal Amount
Short-Term Investments (a) — 11.2%
Repurchase Agreements (b) — 11.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,857,403 (Cost $2,857,321)	$2,857,321	2,857,321
Total Investments — 89.6% (Cost $21,792,018)		22,921,288
Other assets less liabilities — 10.4%		2,649,677
Net Assets — 100.0%		$25,570,965

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,422,869.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,290,884
Aggregate gross unrealized depreciation	(279,207)
Net unrealized appreciation	$3,011,677
Federal income tax cost	$21,799,382

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRA UTILITIES UPW :: 111

Swap Agreements1

Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
3,358,932	3,460,635	11/6/2018	Bank of America NA	1.08%	iShares® U.S. Utilities ETF	92,811
11,097,934	11,242,628	11/13/2019	Bank of America NA	1.44%	Dow Jones U.S. UtilitiesSM Index[6]	184,627
14,456,866	14,703,263					277,438	(62,927)	—	214,511
548,229	562,409	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. UtilitiesSM Index[6]	16,116	—	(51)	16,065
642,531	659,151	11/13/2019	Morgan Stanley & Co. International plc	1.59%	Dow Jones U.S. UtilitiesSM Index[6]	18,924
2,789,486	3,247,929	11/6/2018	Morgan Stanley & Co. International plc	1.09%	iShares® U.S. Utilities ETF	435,214
3,432,017	3,907,080					454,138	(396,056)	—	58,082
2,025,766	2,085,048	11/6/2019	Societe Generale	1.64%	Dow Jones U.S. UtilitiesSM Index[6]	66,750	—	(10,000)	56,750
8,881,568	9,812,038	11/6/2018	UBS AG	1.59%	Dow Jones U.S. UtilitiesSM Index[6]	1,075,329	(936,125)	—	139,204
29,344,446	31,069,838					1,889,771
					Total Appreciation	1,889,771

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

112 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 76.1%
Aerospace & Defense — 8.6%
Boeing Co. (The)	76,118	$21,069,463
United Technologies Corp.	76,118	9,244,531
		30,313,994
Banks — 2.3%
JPMorgan Chase & Co.	76,118	7,955,853
Beverages — 1.0%
Coca-Cola Co. (The)	76,118	3,483,921
Capital Markets — 5.3%
Goldman Sachs Group, Inc. (The)	76,118	18,849,862
Chemicals — 1.6%
DowDuPont, Inc.	76,118	5,477,451
Communications Equipment — 0.8%
Cisco Systems, Inc.	76,118	2,839,201
Consumer Finance — 2.1%
American Express Co.	76,118	7,437,490
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	76,118	3,873,645
Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	76,118	7,400,953
Health Care Providers & Services — 4.9%
UnitedHealth Group, Inc.	76,118	17,367,844
Hotels, Restaurants & Leisure — 3.7%
McDonald's Corp.	76,118	13,090,012
Household Products — 1.9%
Procter & Gamble Co. (The)	76,118	6,849,859
Industrial Conglomerates — 5.6%
3M Co.	76,118	18,507,331
General Electric Co.	76,118	1,392,198
		19,899,529
Insurance — 2.9%
Travelers Cos., Inc. (The)	76,118	10,319,317
IT Services — 5.8%
International Business Machines Corp.	76,118	11,719,888
Visa, Inc., Class A	76,118	8,570,126
		20,290,014
Investments	Shares	Value
Common Stocks (a) (continued)
Machinery — 3.0%
Caterpillar, Inc.	76,118	$10,744,056
Media — 2.3%
Walt Disney Co. (The)	76,118	7,978,689
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	76,118	9,057,281
Exxon Mobil Corp.	76,118	6,339,868
		15,397,149
Pharmaceuticals — 5.0%
Johnson & Johnson	76,118	10,605,521
Merck & Co., Inc.	76,118	4,207,042
Pfizer, Inc.	76,118	2,760,038
		17,572,601
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	76,118	3,413,131
Software — 1.8%
Microsoft Corp.	76,118	6,406,852
Specialty Retail — 3.9%
Home Depot, Inc. (The)	76,118	13,687,539
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	76,118	13,080,878
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	76,118	4,599,050
Total Common Stocks (Cost $261,409,974)		268,328,890
	Principal Amount
Short-Term Investments (a) — 14.5%
Repurchase Agreements (b) — 14.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $50,923,880 (Cost $50,922,437)	$50,922,437	50,922,437
Total Investments — 90.6% (Cost $312,332,411)		319,251,327
Other assets less liabilities — 9.4%		33,044,086
Net Assets — 100.0%		$352,295,413

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 113

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $89,464,338.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,275,427
Aggregate gross unrealized depreciation	(1,274,546)
Net unrealized appreciation	$44,000,881
Federal income tax cost	$312,580,040

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
DJIA CBOT E-Mini Index	178	12/15/2017	USD	$21,593,180	$392,164

Cash collateral in the amount of $655,930 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
20,785,694	21,405,428	11/6/2019	Bank of America NA	1.79%	Dow Jones Industrial AverageSM	676,397	(290,100)	—	386,297
61,642,973	78,321,975	11/6/2018	Citibank NA	1.73%	Dow Jones Industrial AverageSM	17,062,458	(16,332,861)	(6,465)	723,132
71,873,506	80,824,869	11/6/2018	Credit Suisse International	1.70%	Dow Jones Industrial AverageSM	9,491,064	—	(8,350,000)	1,141,064
2,026,272	2,095,231	11/6/2019	Deutsche Bank AG	1.51%	SPDR® Dow Jones Industrial AverageSM ETF Trust	66,758
470,434,427	476,951,743	11/6/2019	Deutsche Bank AG	1.66%	Dow Jones Industrial AverageSM	6,740,623
472,460,699	479,046,974					6,807,381	—	(6,807,381)	—
16,539,479	17,055,989	11/6/2019	Goldman Sachs International	1.71%	Dow Jones Industrial AverageSM	563,213	(341,902)	—	221,311
6,994	7,246	11/6/2019	Morgan Stanley & Co. International plc	1.57%	SPDR® Dow Jones Industrial AverageSM ETF Trust	244
29,897,383	30,858,637	11/6/2019	Morgan Stanley & Co. International plc	1.74%	Dow Jones Industrial AverageSM	1,039,642
29,904,377	30,865,883					1,039,886	(684,443)	—	355,443
27,690,441	28,021,957	11/6/2019	Societe Generale	1.59%	Dow Jones Industrial AverageSM	381,044	—	—	381,044
30,547,940	31,392,153	11/6/2019	UBS AG	1.64%	Dow Jones Industrial AverageSM	915,987	(362,957)	—	553,030
731,445,109	766,935,228					36,937,430
					Total Appreciation	36,937,430

See accompanying notes to the financial statements.

114 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 115

Investments	Shares	Value
Common Stocks (a) — 72.8%
Banks — 32.2%
Bank of America Corp.	74,891	$2,109,679
BB&T Corp.	6,168	304,823
Citigroup, Inc.	20,796	1,570,098
Citizens Financial Group, Inc.	3,821	155,515
Comerica, Inc.	1,343	111,885
Fifth Third Bancorp	5,624	171,588
Huntington Bancshares, Inc.	8,320	119,808
JPMorgan Chase & Co.	26,859	2,807,303
KeyCorp	8,301	157,553
M&T Bank Corp.	1,160	195,982
People's United Financial, Inc.	2,628	49,985
PNC Financial Services Group, Inc. (The)	3,657	514,028
Regions Financial Corp.	9,121	151,317
SunTrust Banks, Inc.	3,664	225,812
US Bancorp	12,129	668,914
Wells Fargo & Co.	34,099	1,925,571
Zions Bancorp	1,543	76,456
		11,316,317
Capital Markets — 15.1%
Affiliated Managers Group, Inc.	428	85,031
Ameriprise Financial, Inc.	1,144	186,735
Bank of New York Mellon Corp. (The)	7,886	431,679
BlackRock, Inc.	946	474,126
Cboe Global Markets, Inc.	860	106,150
Charles Schwab Corp. (The)	9,097	443,842
CME Group, Inc.	2,594	387,907
E*TRADE Financial Corp.*	2,099	101,046
Franklin Resources, Inc.	2,511	108,852
Goldman Sachs Group, Inc. (The)	2,747	680,267
Intercontinental Exchange, Inc.	4,491	320,882
Invesco Ltd.	3,106	112,344
Moody's Corp.	1,268	192,508
Morgan Stanley	10,794	557,078
Nasdaq, Inc.	892	70,611
Northern Trust Corp.	1,639	160,261
Raymond James Financial, Inc.	979	86,446
S&P Global, Inc.	1,962	324,672
State Street Corp.	2,854	272,129
T. Rowe Price Group, Inc.	1,835	188,858
		5,291,424
Consumer Finance — 3.8%
American Express Co.	5,600	547,176
Capital One Financial Corp.	3,692	339,664
Discover Financial Services	2,842	200,645
Navient Corp.	2,092	26,380
Synchrony Financial	5,706	204,789
		1,318,654
Investments	Shares	Value
Common Stocks (a) (continued)
Diversified Financial Services — 8.3%
Berkshire Hathaway, Inc., Class B*	14,686	$2,834,545
Leucadia National Corp.	2,417	63,591
		2,898,136
Insurance — 13.4%
Aflac, Inc.	3,016	264,322
Allstate Corp. (The)	2,758	283,136
American International Group, Inc.	6,895	413,424
Aon plc	1,942	272,307
Arthur J Gallagher & Co.	1,376	90,582
Assurant, Inc.	411	41,458
Brighthouse Financial, Inc.*	730	42,917
Chubb Ltd.	3,552	540,295
Cincinnati Financial Corp.	1,139	85,118
Everest Re Group Ltd.	314	68,954
Hartford Financial Services Group, Inc. (The)	2,780	159,683
Lincoln National Corp.	1,691	129,446
Loews Corp.	2,107	105,940
Marsh & McLennan Cos., Inc.	3,912	328,334
MetLife, Inc.	8,112	435,452
Principal Financial Group, Inc.	2,051	145,190
Progressive Corp. (The)	4,441	236,172
Prudential Financial, Inc.	3,259	377,523
Torchmark Corp.	826	73,390
Travelers Cos., Inc. (The)	2,107	285,646
Unum Group	1,723	97,556
Willis Towers Watson plc	1,025	164,820
XL Group Ltd.	1,969	76,437
		4,718,102
Mortgage Real Estate Investment Trusts (REITs) — 0.0% (b)
ARMOUR Residential REIT, Inc.	3	76
Total Common Stocks (Cost $24,635,349)		25,542,709
	Principal Amount
Short-Term Investments (a) — 17.8%
Repurchase Agreements (c) — 17.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,257,019 (Cost $6,256,841)	$6,256,841	6,256,841
Total Investments — 90.6% (Cost $30,892,190)		31,799,550
Other assets less liabilities — 9.4%		3,310,736
Net Assets — 100.0%		$35,110,286

See accompanying notes to the financial statements.

116 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,263,398.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,508,586
Aggregate gross unrealized depreciation	(52,055)
Net unrealized appreciation	$4,456,531
Federal income tax cost	$30,903,279

Swap Agreements1

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,023,266	2,087,423	11/6/2019	Bank of America NA	1.49%	S&P Financial Select Sector Index[6]	66,011	—	—	66,011
14,767,265	15,561,837	11/13/2019	Credit Suisse International	1.72%	S&P Financial Select Sector Index[6]	794,068	—	(710,000)	84,068
2,450,069	2,502,910	11/6/2019	Deutsche Bank AG	1.36%	S&P Financial Select Sector Index[6]	53,782	—	—	53,782
23,007,002	24,254,738	11/6/2018	Goldman Sachs International	1.71%	S&P Financial Select Sector Index[6]	1,262,552	—	—	1,262,552
15,071,153	15,639,063	11/13/2019	Morgan Stanley & Co. International plc	1.89%	S&P Financial Select Sector Index[6]	566,264	—	(489,000)	77,264
3,058,258	3,096,230	11/6/2019	Societe Generale	1.74%	S&P Financial Select Sector Index[6]	39,338	—	—	39,338
16,013,258	16,785,852	11/13/2019	UBS AG	1.59%	S&P Financial Select Sector Index[6]	778,245	(315,116)	(350,000)	113,129
76,390,271	79,928,053					3,560,260
					Total Appreciation	3,560,260

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO FINANCIAL SELECT SECTOR FINU :: 117

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 65.4%
ABIOMED, Inc.* (Health Care Equipment & Supplies)	0.3%	577	$112,423
Alleghany Corp.* (Insurance)	0.3%	213	124,562
Atmos Energy Corp. (Gas Utilities)	0.4%	1,460	134,743
Broadridge Financial Solutions, Inc. (IT Services)	0.4%	1,604	144,777
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	1,273	116,199
CDK Global, Inc. (Software)	0.3%	1,813	125,260
Chemours Co. (The) (Chemicals)	0.4%	2,544	130,762
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.4%	1,192	165,175
Copart, Inc.* (Commercial Services & Supplies)	0.3%	2,759	119,078
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.3%	602	112,068
East West Bancorp, Inc. (Banks)	0.3%	1,990	122,465
FactSet Research Systems, Inc. (Capital Markets)	0.3%	540	107,935
Graco, Inc. (Machinery)	0.3%	770	101,324
Great Plains Energy, Inc. (Electric Utilities)	0.3%	2,969	101,866
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	0.3%	2,441	108,576
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	0.4%	625	151,044
IDEX Corp. (Machinery)	0.4%	1,053	142,755
Ingredion, Inc. (Food Products)	0.4%	986	136,541
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	0.3%	519	118,841
Jack Henry & Associates, Inc. (IT Services)	0.3%	1,066	122,931
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.3%	2,552	111,012
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	1,355	102,140
Lamb Weston Holdings, Inc. (Food Products)	0.3%	2,012	109,392
Leidos Holdings, Inc. (IT Services)	0.3%	1,958	124,470
Lennox International, Inc. (Building Products)	0.3%	523	109,694
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
ManpowerGroup, Inc. (Professional Services)	0.3%	918	$118,330
MarketAxess Holdings, Inc. (Capital Markets)	0.3%	517	100,955
MSCI, Inc. (Capital Markets)	0.4%	1,240	159,588
NVR, Inc.* (Household Durables)	0.4%	47	163,325
Old Dominion Freight Line, Inc. (Road & Rail)	0.3%	942	121,744
Orbital ATK, Inc. (Aerospace & Defense)	0.3%	794	104,760
Polaris Industries, Inc. (Leisure Products)	0.2%	801	101,735
PTC, Inc.* (Software)	0.3%	1,592	101,379
Reinsurance Group of America, Inc. (Insurance)	0.4%	888	143,900
SEI Investments Co. (Capital Markets)	0.3%	1,807	127,141
Signature Bank* (Banks)	0.3%	757	103,921
Steel Dynamics, Inc. (Metals & Mining)	0.3%	3,303	127,165
STERIS plc (Health Care Equipment & Supplies)	0.3%	1,169	105,163
SVB Financial Group* (Banks)	0.4%	726	165,267
Take-Two Interactive Software, Inc.* (Software)	0.5%	1,571	175,245
Teleflex, Inc. (Health Care Equipment & Supplies)	0.4%	621	164,888
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,724	110,240
Thor Industries, Inc. (Automobiles)	0.3%	674	103,493
Toll Brothers, Inc. (Household Durables)	0.3%	2,095	105,442
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	3,486	146,377
UGI Corp. (Gas Utilities)	0.3%	2,387	116,987
WellCare Health Plans, Inc.* (Health Care Providers & Services)	0.4%	613	130,563
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.3%	1,020	101,929
Westar Energy, Inc. (Electric Utilities)	0.3%	1,956	111,903
Other Common Stocks	49.2%	488,692	18,390,602
Total Common Stocks (Cost $24,821,254)			24,458,075
See accompanying notes to the financial statements.

118 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments (a) — 2.7%
Repurchase Agreements (b) — 2.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $996,515 (Cost $996,488)	$996,488	$996,488
Total Investments — 68.1% (Cost $25,817,742)		25,454,563
Other assets less liabilities — 31.9%		11,927,104
Net Assets — 100.0%		$37,381,667

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,859,373.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,252,688
Aggregate gross unrealized depreciation	(920,516)
Net unrealized appreciation	$1,332,172
Federal income tax cost	$25,844,786

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	12	12/15/2017	USD	$2,279,040	$53,829

Cash collateral in the amount of $79,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,551,087	2,617,916	11/6/2019	Bank of America NA	1.49%	S&P MidCap 400®	67,922	—	—	67,922
7,000,000	7,069,589	11/6/2019	BNP Paribas SA	1.64%	S&P MidCap 400®	71,552	—	—	71,552
4,858,188	5,038,186	11/6/2019	Citibank NA	1.61%	S&P MidCap 400®	182,123	—	—	182,123
37,958,545	38,189,192	12/10/2019	Credit Suisse International	1.54%	S&P MidCap 400®	237,523	—	(237,523)	—
1,204,676	1,241,155	11/6/2019	Goldman Sachs International	1.66%	S&P MidCap 400®	37,007
3,529,277	3,642,159	11/6/2019	Goldman Sachs International	1.41%	SPDR® S&P MidCap 400® ETF Trust	109,305
4,733,953	4,883,314					146,312	—	—	146,312
16,269,783	16,827,893	11/6/2019	Morgan Stanley & Co. International plc	1.44%	S&P MidCap 400®	568,516	(410,885)	—	157,631
3,397,914	3,523,787	11/6/2019	Societe Generale	1.54%	S&P MidCap 400®	127,808	—	—	127,808
7,003,822	7,268,192	11/6/2019	UBS AG	1.69%	S&P MidCap 400®	266,810	—	—	266,810
83,773,292	85,418,069					1,668,566
					Total Appreciation	1,668,566

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 119

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.3%
Airlines	0.3%
Auto Components	0.5%
Automobiles	0.3%
Banks	5.6%
Beverages	0.1%
Biotechnology	0.4%
Building Products	0.3%
Capital Markets	2.2%
Chemicals	2.0%
Commercial Services & Supplies	1.2%
Communications Equipment	0.7%
Construction & Engineering	0.9%
Construction Materials	0.2%
Consumer Finance	0.2%
Containers & Packaging	0.8%
Distributors	0.2%
Diversified Consumer Services	0.5%
Diversified Telecommunication Services	0.0%*
Electric Utilities	1.3%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	3.5%
Energy Equipment & Services	0.9%
Equity Real Estate Investment Trusts (REITs)	5.7%
Food & Staples Retailing	0.4%
Food Products	1.6%
Gas Utilities	1.5%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	1.1%
Health Care Technology	0.2%
Hotels, Restaurants & Leisure	1.7%
Household Durables	1.4%
Household Products	0.1%
Industrial Conglomerates	0.3%
Insurance	2.9%
Internet & Direct Marketing Retail	0.0%*
Internet Software & Services	0.4%
IT Services	2.3%

See accompanying notes to the financial statements.

120 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Leisure Products	0.4%
Life Sciences Tools & Services	0.6%
Machinery	3.4%
Marine	0.1%
Media	1.0%
Metals & Mining	1.4%
Multiline Retail	0.1%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	1.7%
Paper & Forest Products	0.3%
Personal Products	0.3%
Pharmaceuticals	0.5%
Professional Services	0.5%
Real Estate Management & Development	0.3%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	2.0%
Software	2.4%
Specialty Retail	1.2%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.4%
Thrifts & Mortgage Finance	0.4%
Trading Companies & Distributors	0.5%
Water Utilities	0.2%
Wireless Telecommunication Services	0.1%
Other[1]	34.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 121

Investments	Shares	Value
Common Stocks (a) — 80.0%
Biotechnology — 64.7%
ACADIA Pharmaceuticals, Inc.*	7,682	$232,380
Acceleron Pharma, Inc.*	2,767	100,968
Achillion Pharmaceuticals, Inc.*	8,583	26,779
Acorda Therapeutics, Inc.*	2,928	59,438
Adamas Pharmaceuticals, Inc.*	1,413	52,493
Aduro Biotech, Inc.*	4,683	44,488
Agios Pharmaceuticals, Inc.*	3,037	186,927
Aimmune Therapeutics, Inc.*	3,172	121,170
Akebia Therapeutics, Inc.*	2,959	46,042
Alder Biopharmaceuticals, Inc.*	4,250	46,750
Alexion Pharmaceuticals, Inc.*	12,025	1,320,465
Alkermes plc*	9,644	504,285
Alnylam Pharmaceuticals, Inc.*	5,757	774,547
AMAG Pharmaceuticals, Inc.*	2,215	30,899
Amarin Corp. plc, ADR*	16,562	54,158
Amgen, Inc.	19,267	3,384,441
Amicus Therapeutics, Inc.*	10,328	143,766
Aquinox Pharmaceuticals, Inc.*	1,473	15,555
Ardelyx, Inc.*	2,978	19,804
Arena Pharmaceuticals, Inc.*	2,461	76,266
Array BioPharma, Inc.*	12,307	138,454
Arrowhead Pharmaceuticals, Inc.*	4,693	16,754
Atara Biotherapeutics, Inc.*	1,918	27,715
Audentes Therapeutics, Inc.*	1,744	50,332
Avexis, Inc.*	2,004	189,999
BeiGene Ltd., ADR*	1,628	130,240
Bellicum Pharmaceuticals, Inc.*	2,085	20,913
BioCryst Pharmaceuticals, Inc.*	6,171	31,349
Biogen, Inc.*	10,820	3,485,880
BioMarin Pharmaceutical, Inc.*	11,000	943,800
Bioverativ, Inc.*	2	100
Bluebird Bio, Inc.*	2,861	494,381
Blueprint Medicines Corp.*	2,455	184,272
Cascadian Therapeutics, Inc.*	3	13
Celgene Corp.*	24,653	2,485,762
Celldex Therapeutics, Inc.*	8,055	24,165
ChemoCentryx, Inc.*	3,057	19,870
China Biologic Products Holdings, Inc.*	1,710	142,939
Clovis Oncology, Inc.*	3,068	192,885
Coherus Biosciences, Inc.*	3,635	32,533
Curis, Inc.*	10,292	8,185
Cytokinetics, Inc.*	3,368	28,965
DBV Technologies SA, ADR*	1,451	33,141
Eagle Pharmaceuticals, Inc.*	952	56,225
Editas Medicine, Inc.*	2,613	75,437
Enanta Pharmaceuticals, Inc.*	1,198	59,493
Epizyme, Inc.*	4,341	52,092
Esperion Therapeutics, Inc.*	1,613	99,216
Exelixis, Inc.*	18,446	499,518
FibroGen, Inc.*	5,102	242,345
Five Prime Therapeutics, Inc.*	1,814	47,799
Flexion Therapeutics, Inc.*	2,356	61,044
Investments	Shares	Value
Common Stocks (a) (continued)
Foundation Medicine, Inc.*	2,261	$120,285
Genomic Health, Inc.*	2,174	65,850
Geron Corp.*	9,992	19,884
Gilead Sciences, Inc.	40,916	3,059,698
Global Blood Therapeutics, Inc.*	2,747	108,369
Grifols SA, ADR	8,976	204,204
Halozyme Therapeutics, Inc.*	8,907	166,294
Immunomedics, Inc.*	9,495	103,116
Incyte Corp.*	12,463	1,233,712
Inovio Pharmaceuticals, Inc.*	5,663	25,993
Insmed, Inc.*	4,801	149,743
Insys Therapeutics, Inc.*	4,563	24,184
Intellia Therapeutics, Inc.*	2,657	59,836
Intercept Pharmaceuticals, Inc.*	1,575	96,721
Ionis Pharmaceuticals, Inc.*	7,805	433,099
Iovance Biotherapeutics, Inc.*	4,489	40,625
Ironwood Pharmaceuticals, Inc.*	8,477	146,398
Juno Therapeutics, Inc.*	6,673	364,479
Karyopharm Therapeutics, Inc.*	2,958	33,100
Lexicon Pharmaceuticals, Inc.*	6,626	67,718
Ligand Pharmaceuticals, Inc.*	1,321	174,174
Loxo Oncology, Inc.*	1,874	143,830
MacroGenics, Inc.*	2,310	44,629
MediciNova, Inc.*	2,201	15,363
Merrimack Pharmaceuticals, Inc.	834	9,641
Minerva Neurosciences, Inc.*	2,668	15,341
Momenta Pharmaceuticals, Inc.*	4,784	66,019
Myriad Genetics, Inc.*	4,295	148,736
NantKwest, Inc.*	4,986	24,431
Neurocrine Biosciences, Inc.*	5,537	398,055
NewLink Genetics Corp.*	2,160	18,943
Novavax, Inc.*	18,463	25,110
OncoMed Pharmaceuticals, Inc.*	2,362	11,716
Ophthotech Corp.*	2,256	7,084
OPKO Health, Inc.*	35,109	184,322
Organovo Holdings, Inc.*	6,660	10,057
Otonomy, Inc.*	1,902	10,176
PDL BioPharma, Inc.*	9,670	28,140
Portola Pharmaceuticals, Inc.*	4,077	206,908
Progenics Pharmaceuticals, Inc.*	4,410	25,490
Prothena Corp. plc*	2,402	111,669
PTC Therapeutics, Inc.*	2,598	41,438
Radius Health, Inc.*	2,730	77,286
Regeneron Pharmaceuticals, Inc.*	6,283	2,273,566
REGENXBIO, Inc.*	1,939	54,486
Repligen Corp.*	2,734	96,920
Retrophin, Inc.*	2,409	54,299
Rigel Pharmaceuticals, Inc.*	8,943	37,203
Sage Therapeutics, Inc.*	2,612	241,375
Sangamo Therapeutics, Inc.*	5,248	85,018
Sarepta Therapeutics, Inc.*	4,038	224,795
Seattle Genetics, Inc.*	8,977	546,969
Seres Therapeutics, Inc.*	2,543	26,702

See accompanying notes to the financial statements.

122 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Shire plc, ADR	4,575	$680,531
Spark Therapeutics, Inc.*	2,292	167,843
Spectrum Pharmaceuticals, Inc.*	5,868	115,013
Synergy Pharmaceuticals, Inc.*	14,118	29,365
TESARO, Inc.*	3,400	287,640
Trevena, Inc.*	3,747	6,220
Ultragenyx Pharmaceutical, Inc.*	2,665	134,556
United Therapeutics Corp.*	2,727	354,483
Vanda Pharmaceuticals, Inc.*	2,815	39,551
Versartis, Inc.*	2,236	4,360
Vertex Pharmaceuticals, Inc.*	10,667	1,539,141
XBiotech, Inc.*	2,223	9,381
Xencor, Inc.*	2,945	63,936
		32,512,656
Health Care Equipment & Supplies — 0.3%
Cerus Corp.*	6,850	27,057
Novocure Ltd.*	5,586	107,531
		134,588
Health Care Technology — 0.0% (b)
NantHealth, Inc.*	6,799	21,961
Life Sciences Tools & Services — 6.7%
Bio-Techne Corp.	2,343	315,719
Compugen Ltd.*	3,209	7,862
Illumina, Inc.*	8,376	1,926,731
INC Research Holdings, Inc., Class A*	6,498	248,874
Luminex Corp.	2,766	59,082
NanoString Technologies, Inc.*	1,582	12,102
Pacific Biosciences of California, Inc.*	7,255	23,144
PRA Health Sciences, Inc.*	3,932	323,879
QIAGEN NV*	14,326	456,999
		3,374,392
Pharmaceuticals — 8.3%
Aerie Pharmaceuticals, Inc.*	2,281	146,554
Amphastar Pharmaceuticals, Inc.*	2,899	56,791
ANI Pharmaceuticals, Inc.*	730	51,910
Aralez Pharmaceuticals, Inc.*	4,196	6,336
Aratana Therapeutics, Inc.*	2,699	15,789
Avadel Pharmaceuticals plc, ADR*	2,544	23,023
Clearside Biomedical, Inc.*	1,590	11,321
Collegium Pharmaceutical, Inc.*	2,044	35,279
Depomed, Inc.*	3,953	27,118
Dermira, Inc.*	2,610	66,816
Endo International plc*	14,014	102,863
Foamix Pharmaceuticals Ltd.*	2,349	13,366
GW Pharmaceuticals plc, ADR*	1,474	183,498
Horizon Pharma plc*	10,252	147,424
Impax Laboratories, Inc.*	4,664	77,656
Innoviva, Inc.*	6,864	90,056
Intra-Cellular Therapies, Inc.*	3,333	51,661
Investments	Shares	Value
Common Stocks (a) (continued)
Jazz Pharmaceuticals plc*	3,770	$526,820
Medicines Co. (The)*	4,559	132,211
Melinta Therapeutics, Inc.*	660	11,227
Mylan NV*	33,658	1,229,527
Nektar Therapeutics*	9,811	529,696
Omeros Corp.*	3,003	62,312
Pacira Pharmaceuticals, Inc.*	2,532	116,978
Paratek Pharmaceuticals, Inc.*	1,742	32,837
Revance Therapeutics, Inc.*	1,934	53,669
Sucampo Pharmaceuticals, Inc., Class A*	2,922	37,109
Supernus Pharmaceuticals, Inc.*	3,182	120,280
Teligent, Inc.*	3,351	13,471
Theravance Biopharma, Inc.*	3,378	96,104
Zogenix, Inc.*	1,980	76,923
		4,146,625
Total Common Stocks (Cost $41,457,535)		40,190,222
	Principal Amount
Short-Term Investments (a) — 27.4%
Repurchase Agreements (c) — 27.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $13,779,830 (Cost $13,779,439)	$13,779,439	13,779,439
Total Investments — 107.4% (Cost $55,236,974)		53,969,661
Liabilities less other assets — (7.4%)		(3,728,908)
Net Assets — 100.0%		$50,240,753

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $8,412,312.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,159,732
Aggregate gross unrealized depreciation	(7,973,073)
Net unrealized depreciation	$(3,813,341)
Federal income tax cost	$56,093,901

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 123

Swap Agreements1

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
23,632,280	22,650,337	11/6/2018	Bank of America NA	1.31%	NASDAQ Biotechnology Index®	(1,010,290)	1,009,301	989	—
1,964,419	1,853,769	11/6/2018	Goldman Sachs International	1.71%	NASDAQ Biotechnology Index®	(115,838)	115,811	27	—
38,489,729	38,946,083	11/6/2019	Societe Generale	1.49%	NASDAQ Biotechnology Index®	429,096	—	—	429,096
48,001,205	47,126,218	11/6/2018	UBS AG	1.24%	NASDAQ Biotechnology Index®	(992,069)	958,551	33,518	—
112,087,633	110,576,407					(1,689,101)
					Total Appreciation	429,096
					Total Depreciation	(2,118,197)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

124 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 74.0%
Airlines — 0.2%
American Airlines Group, Inc.	119,495	$6,033,302
Automobiles — 0.5%
Tesla, Inc.*	40,948	12,646,790
Beverages — 0.4%
Monster Beverage Corp.*	139,409	8,736,762
Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc.*	54,762	6,013,415
Amgen, Inc.	179,037	31,449,640
Biogen, Inc.*	51,878	16,713,535
BioMarin Pharmaceutical, Inc.*	43,005	3,689,829
Celgene Corp.*	191,962	19,355,529
Gilead Sciences, Inc.	320,430	23,961,755
Incyte Corp.*	50,473	4,996,322
Regeneron Pharmaceuticals, Inc.*	25,822	9,343,949
Shire plc, ADR	17,884	2,660,245
Vertex Pharmaceuticals, Inc.*	61,861	8,925,924
		127,110,143
Commercial Services & Supplies — 0.2%
Cintas Corp.	25,870	4,072,973
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,226,843	45,761,244
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	107,616	19,847,619
Walgreens Boots Alliance, Inc.	262,565	19,104,229
		38,951,848
Food Products — 1.7%
Kraft Heinz Co. (The)	298,917	24,322,876
Mondelez International, Inc., Class A	369,923	15,884,494
		40,207,370
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.*	19,666	5,130,466
DENTSPLY SIRONA, Inc.	56,312	3,773,467
Hologic, Inc.*	68,819	2,871,129
IDEXX Laboratories, Inc.*	21,415	3,349,520
Intuitive Surgical, Inc.*	27,445	10,971,962
		26,096,544
Health Care Providers & Services — 0.5%
Express Scripts Holding Co.*	141,711	9,236,723
Henry Schein, Inc.*	38,795	2,771,903
		12,008,626
Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Technology — 0.2%
Cerner Corp.*	81,359	$5,751,268
Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc., Class A	91,379	11,605,133
Norwegian Cruise Line Holdings Ltd.*	55,983	3,032,039
Starbucks Corp.	354,284	20,484,701
Wynn Resorts Ltd.	25,166	3,978,241
		39,100,114
Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.*	117,869	138,702,346
Ctrip.com International Ltd., ADR*	112,397	5,179,254
Expedia, Inc.	34,066	4,173,085
JD.com, Inc., ADR*	225,235	8,435,051
Liberty Interactive Corp. QVC Group, Class A*	103,532	2,526,181
Liberty Ventures, Series A*	19,953	1,113,577
Netflix, Inc.*	105,937	19,871,662
Priceline Group, Inc. (The)*	12,037	20,940,889
		200,942,045
Internet Software & Services — 12.5%
Akamai Technologies, Inc.*	42,061	2,346,162
Alphabet, Inc., Class A*	73,130	75,775,112
Alphabet, Inc., Class C*	85,322	87,148,744
Baidu, Inc., ADR*	67,603	16,128,724
eBay, Inc.*	262,619	9,105,001
Facebook, Inc., Class A*	581,599	103,047,711
MercadoLibre, Inc.	10,835	2,981,142
NetEase, Inc., ADR	18,614	6,118,608
		302,651,204
IT Services — 2.4%
Automatic Data Processing, Inc.	109,034	12,480,032
Cognizant Technology Solutions Corp., Class A	144,919	10,474,745
Fiserv, Inc.*	51,641	6,788,209
Paychex, Inc.	88,183	5,935,598
PayPal Holdings, Inc.*	295,027	22,342,395
		58,020,979
Leisure Products — 0.1%
Hasbro, Inc.	30,691	2,854,877
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	35,823	8,240,365
Machinery — 0.2%
PACCAR, Inc.	86,216	6,063,571

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO QQQ® TQQQ :: 125

Investments	Shares	Value
Common Stocks (a) (continued)
Media — 4.1%
Charter Communications, Inc., Class A*	63,276	$20,641,264
Comcast Corp., Class A	1,154,183	43,328,030
Discovery Communications, Inc., Class A*	37,770	718,385
Discovery Communications, Inc., Class C*	53,618	969,413
DISH Network Corp., Class A*	55,864	2,829,512
Liberty Global plc, Class A*	55,327	1,757,186
Liberty Global plc, Class C*	146,131	4,505,219
Liberty Global plc LiLAC, Class A*	11,940	248,352
Liberty Global plc LiLAC, Class C*	29,633	614,885
Sirius XM Holdings, Inc.	1,131,876	6,225,318
Twenty-First Century Fox, Inc., Class A	258,257	8,248,729
Twenty-First Century Fox, Inc., Class B	195,930	6,103,219
Viacom, Inc., Class B	86,545	2,450,954
		98,640,466
Multiline Retail — 0.2%
Dollar Tree, Inc.*	58,114	5,971,795
Pharmaceuticals — 0.2%
Mylan NV*	131,585	4,806,800
Professional Services — 0.2%
Verisk Analytics, Inc.*	40,376	3,893,054
Road & Rail — 0.6%
CSX Corp.	224,096	12,493,352
JB Hunt Transport Services, Inc.	26,852	2,984,331
		15,477,683
Semiconductors & Semiconductor Equipment — 9.1%
Analog Devices, Inc.	90,213	7,768,242
Applied Materials, Inc.	261,680	13,808,854
Broadcom Ltd.	99,764	27,728,406
Intel Corp.	1,152,974	51,699,354
KLA-Tencor Corp.	38,483	3,934,502
Lam Research Corp.	39,861	7,666,466
Maxim Integrated Products, Inc.	69,209	3,621,707
Microchip Technology, Inc.	57,104	4,967,477
Micron Technology, Inc.*	273,354	11,587,476
NVIDIA Corp.	147,220	29,548,526
QUALCOMM, Inc.	362,176	24,026,756
Skyworks Solutions, Inc.	45,084	4,722,098
Texas Instruments, Inc.	242,922	23,633,881
Xilinx, Inc.	60,998	4,239,971
		218,953,716
Investments	Shares	Value
Common Stocks (a) (continued)
Software — 9.6%
Activision Blizzard, Inc.	185,232	$11,558,477
Adobe Systems, Inc.*	121,065	21,969,665
Autodesk, Inc.*	53,782	5,899,885
CA, Inc.	103,365	3,418,280
Check Point Software Technologies Ltd.*	40,103	4,182,342
Citrix Systems, Inc.*	37,176	3,257,733
Electronic Arts, Inc.*	75,751	8,056,119
Intuit, Inc.	62,867	9,883,950
Microsoft Corp.	1,889,868	159,070,190
Symantec Corp.	150,787	4,368,299
		231,664,940
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.*	21,596	5,101,191
Ross Stores, Inc.	95,492	7,260,256
Tractor Supply Co.	31,087	2,121,377
Ulta Beauty, Inc.*	15,073	3,341,835
		17,824,659
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	1,267,371	217,797,706
Seagate Technology plc	70,624	2,723,261
Western Digital Corp.	72,352	5,705,679
		226,226,646
Trading Companies & Distributors — 0.2%
Fastenal Co.	70,660	3,701,877
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	203,911	12,452,845
Vodafone Group plc, ADR	114,014	3,509,351
		15,962,196
Total Common Stocks (Cost $1,778,299,319)		1,788,373,857
	Principal Amount
Short-Term Investments (a) — 22.1%
Repurchase Agreements (b) — 22.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $532,947,977 (Cost $532,932,880)	$532,932,880	532,932,880
Total Investments — 96.1% (Cost $2,311,232,199)		2,321,306,737
Other assets less liabilities — 3.9%		93,953,622
Net Assets — 100.0%		$2,415,260,359

See accompanying notes to the financial statements.

126 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $557,348,594.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,501,230
Aggregate gross unrealized depreciation	(34,242,608)
Net unrealized appreciation	$144,258,622
Federal income tax cost	$2,313,023,365

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Index	962	12/15/2017	USD	$122,486,650	$572,201

Cash collateral in the amount of $4,761,900 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro QQQ® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
644,875,758	650,325,919	11/6/2019	Bank of America NA	1.59%	NASDAQ-100 Index®	5,861,809	(409,354)	—	5,452,455
146,730,651	147,911,846	11/6/2019	Citibank NA	1.73%	NASDAQ-100 Index®	1,267,495	(51,406)	—	1,216,089
419,511,466	421,721,539	11/6/2019	Credit Suisse International	1.70%	NASDAQ-100 Index®	2,479,295	—	(43)	2,479,252
1,588,640,000	1,693,106,090	11/6/2019	Deutsche Bank AG	1.61%	NASDAQ-100 Index®	103,456,735	—	(89,200,000)	14,256,735
364,236	688,828	11/6/2018	Goldman Sachs International	1.51%	PowerShares QQQ TrustSM, Series 1	314,678
627,566,328	631,761,839	11/6/2019	Goldman Sachs International	1.76%	NASDAQ-100 Index®	4,557,644
627,930,564	632,450,667					4,872,322	—	—	4,872,322
42,186,123	43,114,340	11/6/2019	Morgan Stanley & Co. International plc	1.59%	PowerShares QQQ TrustSM, Series 1	875,695
178,660,352	182,243,195	11/6/2019	Morgan Stanley & Co. International plc	1.79%	NASDAQ-100 Index®	3,668,093
220,846,475	225,357,535					4,543,788	(3,105,831)	—	1,437,957
398,650,714	402,612,106	11/6/2019	Societe Generale	1.59%	NASDAQ-100 Index®	4,121,811	(1,048,460)	—	3,073,351
1,153,334,832	1,161,505,712	11/6/2019	UBS AG	1.64%	NASDAQ-100 Index®	8,799,794	(8,799,794)	—	—
5,200,520,460	5,334,991,414					135,403,049
					Total Appreciation	135,403,049

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO QQQ® TQQQ :: 127

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

128 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 79.5%
ALLETE, Inc. (Electric Utilities)	0.1%	2,772	$223,146
Aspen Technology, Inc.* (Software)	0.2%	4,065	272,030
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	0.2%	3,618	231,842
Blackbaud, Inc. (Software)	0.2%	2,584	254,395
Bluebird Bio, Inc.* (Biotechnology)	0.3%	2,474	427,507
Catalent, Inc.* (Pharmaceuticals)	0.2%	6,814	271,129
Chemical Financial Corp. (Banks)	0.1%	3,836	216,313
CNO Financial Group, Inc. (Insurance)	0.2%	9,146	230,571
Curtiss-Wright Corp. (Aerospace & Defense)	0.2%	2,396	297,583
Dana, Inc. (Auto Components)	0.2%	7,878	260,289
EMCOR Group, Inc. (Construction & Engineering)	0.2%	3,191	257,737
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	7,692	233,068
EPAM Systems, Inc.* (IT Services)	0.2%	2,663	270,135
Exact Sciences Corp.* (Biotechnology)	0.3%	6,366	378,650
Fair Isaac Corp. (Software)	0.2%	1,649	258,992
Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	8,194	233,693
Grand Canyon Education, Inc.* (Diversified Consumer Services)	0.2%	2,538	241,009
GrubHub, Inc.* (Internet Software & Services)	0.2%	4,649	314,087
Hancock Holding Co. (Banks)	0.2%	4,567	234,515
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	6,644	217,724
HealthSouth Corp. (Health Care Providers & Services)	0.2%	5,331	266,283
IDACORP, Inc. (Electric Utilities)	0.2%	2,736	270,344
Insulet Corp.* (Health Care Equipment & Supplies)	0.2%	3,148	225,806
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	7,253	218,243
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	0.2%	6,793	289,925
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.2%	1,219	247,335
LivaNova plc* (Health Care Equipment & Supplies)	0.2%	2,628	229,109
Louisiana-Pacific Corp.* (Paper & Forest Products)	0.1%	7,880	217,567
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Masimo Corp.* (Health Care Equipment & Supplies)	0.1%	2,426	$215,526
MAXIMUS, Inc. (IT Services)	0.2%	3,479	240,329
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	0.2%	20,056	293,219
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	2,917	275,073
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	2,160	255,636
Nektar Therapeutics* (Pharmaceuticals)	0.3%	8,024	433,216
ONE Gas, Inc. (Gas Utilities)	0.1%	2,830	224,277
Paycom Software, Inc.* (Software)	0.1%	2,672	219,104
Portland General Electric Co. (Electric Utilities)	0.2%	4,843	240,407
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.1%	2,643	217,704
Primerica, Inc. (Insurance)	0.2%	2,467	256,568
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.2%	11,734	240,430
Southwest Gas Holdings, Inc. (Gas Utilities)	0.1%	2,571	220,952
Sterling Bancorp (Banks)	0.2%	11,545	292,666
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	1,570	213,834
Texas Capital Bancshares, Inc.* (Banks)	0.2%	2,701	244,035
Umpqua Holdings Corp. (Banks)	0.2%	11,998	265,276
ViaSat, Inc.* (Communications Equipment)	0.1%	2,886	214,257
WGL Holdings, Inc. (Gas Utilities)	0.2%	2,777	234,768
Wintrust Financial Corp. (Banks)	0.2%	3,003	251,802
Woodward, Inc. (Machinery)	0.1%	2,887	223,309
Other Common Stocks (b)	70.7%	4,389,217	101,028,380
Total Common Stocks (Cost $117,760,993)			113,589,795
		No. of Rights
Rights — 0.0% (c)
Dyax Corp., CVR*(b)(d)	0.0%	4,673	5,187
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(b)(d)	0.0%	363	—
Tobira Therapeutics, Inc., CVR*(b)(d)	0.0%	218	—
Total Rights (Cost $—)			5,187

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 129

	Principal Amount	Value
Short-Term Investments (a) — 10.6%
Repurchase Agreements (e) — 10.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $15,169,803 (Cost $15,169,373)	$15,169,373	$15,169,373
Total Investments — 90.1% (Cost $132,930,366)		128,764,355
Other assets less liabilities — 9.9%		14,100,040
Net Assets — 100.0%		$142,864,395

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $13,917,503.

(b)  Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $5,787, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,948,795
Aggregate gross unrealized depreciation	(6,294,835)
Net unrealized appreciation	$14,653,960
Federal income tax cost	$133,020,288

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	49	12/15/2017	USD	$3,783,535	$78,055

Cash collateral in the amount of $159,005 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
10,676,853	10,948,001	11/6/2019	Bank of America NA	1.34%	Russell 2000® Index	272,374	(270,248)	—	2,126
88,334,145	94,812,083	11/6/2018	Citibank NA	1.36%	Russell 2000® Index	6,572,409	(6,572,409)	—	—
26,109,024	26,939,285	11/6/2019	Credit Suisse International	1.24%	Russell 2000® Index	838,089	—	(700,000)	138,089
1,000,000	1,041,995	11/6/2019	Deutsche Bank AG	1.01%	Russell 2000® Index	42,371	—	—	42,371
454,894	470,322	11/6/2019	Goldman Sachs International	1.01%	iShares® Russell 2000 ETF	15,085
13,954,872	14,449,660	11/6/2019	Goldman Sachs International	1.36%	Russell 2000® Index	496,280
14,409,766	14,919,982					511,365	(266,965)	—	244,400

See accompanying notes to the financial statements.

130 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,321,935	1,736,703	11/6/2018	Morgan Stanley & Co. International plc	1.04%	iShares® Russell 2000 ETF	407,590
10,930,013	11,594,383	11/6/2019	Morgan Stanley & Co. International plc	1.24%	Russell 2000® Index	670,064
12,251,948	13,331,086					1,077,654	(1,025,084)	—	52,570
92,281,690	93,877,735	11/6/2019	Societe Generale	1.34%	Russell 2000® Index	1,610,921	(1,599,574)	—	11,347
47,804,615	55,340,000	11/6/2018	UBS AG	1.24%	Russell 2000® Index	7,906,655	(7,906,655)	—	—
292,868,041	311,210,167					18,831,838
					Total Appreciation	18,831,838

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.1%
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	1.0%
Automobiles	0.1%
Banks	8.4%
Beverages	0.2%
Biotechnology	4.5%
Building Products	1.1%
Capital Markets	1.1%
Chemicals	1.8%
Commercial Services & Supplies	1.9%
Communications Equipment	1.3%
Construction & Engineering	1.0%
Construction Materials	0.2%
Consumer Finance	0.5%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.7%
Diversified Financial Services	0.0%*
Diversified Telecommunication Services	0.5%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 131

Electric Utilities	0.9%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	2.3%
Energy Equipment & Services	1.1%
Equity Real Estate Investment Trusts (REITs)	5.1%
Food & Staples Retailing	0.4%
Food Products	1.1%
Gas Utilities	1.0%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	1.6%
Health Care Technology	0.6%
Hotels, Restaurants & Leisure	2.5%
Household Durables	1.2%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	0.1%
Insurance	2.0%
Internet & Direct Marketing Retail	0.4%
Internet Software & Services	2.4%
IT Services	1.5%
Leisure Products	0.3%
Life Sciences Tools & Services	0.4%
Machinery	3.1%
Marine	0.1%
Media	1.1%
Metals & Mining	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Multiline Retail	0.3%
Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	1.8%
Paper & Forest Products	0.5%
Personal Products	0.1%
Pharmaceuticals	1.8%
Professional Services	1.0%
Real Estate Management & Development	0.3%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.5%
Software	2.9%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	0.4%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	1.8%
Tobacco	0.1%
Trading Companies & Distributors	1.1%
Transportation Infrastructure	0.0%*
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[1]	20.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

132 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 70.7%
3M Co. (Industrial Conglomerates)	0.5%	21,078	$5,124,905
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	61,366	3,459,201
AbbVie, Inc. (Biotechnology)	0.5%	56,303	5,456,887
Alphabet, Inc., Class A* (Internet Software & Services)	1.0%	10,527	10,907,762
Alphabet, Inc., Class C* (Internet Software & Services)	1.0%	10,662	10,890,273
Altria Group, Inc. (Tobacco)	0.4%	67,763	4,596,364
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.5%	14,083	16,572,170
Amgen, Inc. (Biotechnology)	0.4%	25,772	4,527,109
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.8%	182,434	31,351,282
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	216,863	7,889,476
Bank of America Corp. (Banks)	0.9%	346,558	9,762,539
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.2%	67,961	13,117,153
Boeing Co. (The) (Aerospace & Defense)	0.5%	19,624	5,431,923
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	57,922	3,660,091
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	0.3%	14,361	3,991,496
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	66,931	7,964,120
Cisco Systems, Inc. (Communications Equipment)	0.6%	176,601	6,587,217
Citigroup, Inc. (Banks)	0.6%	96,231	7,265,440
Coca-Cola Co. (The) (Beverages)	0.5%	135,584	6,205,680
Comcast Corp., Class A (Media)	0.5%	166,141	6,236,933
DowDuPont, Inc. (Chemicals)	0.5%	82,409	5,930,152
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	149,659	12,465,098
Facebook, Inc., Class A* (Internet Software & Services)	1.3%	83,719	14,833,332
General Electric Co. (Industrial Conglomerates)	0.5%	305,796	5,593,009
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) (Specialty Retail)	0.7%	41,636	$7,486,986
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	26,926	4,199,379
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	165,967	7,441,960
International Business Machines Corp. (IT Services)	0.4%	30,612	4,713,330
Johnson & Johnson (Pharmaceuticals)	1.2%	94,798	13,208,205
JPMorgan Chase & Co. (Banks)	1.1%	124,289	12,990,686
Mastercard, Inc., Class A (IT Services)	0.4%	32,980	4,962,501
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	28,609	4,919,890
Medtronic plc (Health Care Equipment & Supplies)	0.3%	47,844	3,929,428
Merck & Co., Inc. (Pharmaceuticals)	0.5%	96,605	5,339,358
Microsoft Corp. (Software)	2.0%	272,041	22,897,691
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	21,192	4,253,446
Oracle Corp. (Software)	0.5%	106,658	5,232,642
PepsiCo, Inc. (Beverages)	0.5%	50,454	5,878,900
Pfizer, Inc. (Pharmaceuticals)	0.7%	210,783	7,642,991
Philip Morris International, Inc. (Tobacco)	0.5%	54,857	5,636,557
Procter & Gamble Co. (The) (Household Products)	0.7%	90,066	8,105,040
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	52,183	3,461,820
Union Pacific Corp. (Road & Rail)	0.3%	28,269	3,576,029
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	34,149	7,791,777
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	144,082	7,332,333
Visa, Inc., Class A (IT Services)	0.6%	64,613	7,274,778
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	51,698	5,026,597
Walt Disney Co. (The) (Media)	0.5%	54,515	5,714,262
Wells Fargo & Co. (Banks)	0.8%	157,793	8,910,571
Other Common Stocks	36.5%	5,856,035	413,328,832
Total Common Stocks (Cost $793,852,581)			801,075,601

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 133

	Principal Amount	Value
Short-Term Investments (a) — 29.7%
Repurchase Agreements (b) — 29.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $335,987,492 (Cost $335,977,974)	$335,977,974	$335,977,974
Total Investments — 100.4% (Cost $1,129,830,555)		1,137,053,575
Liabilities in excess of other assets — (0.4%)		(4,879,407)
Net Assets — 100.0%		$1,132,174,168

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $194,123,139.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,052,159
Aggregate gross unrealized depreciation	(11,990,534)
Net unrealized appreciation	$43,061,625
Federal income tax cost	$1,134,512,003

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P 500 E-Mini Index	379	12/15/2017	USD	$50,155,913	$1,089,553

Cash collateral in the amount of $1,876,050 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
13,810,158	14,138,848	11/6/2019	Bank of America NA	1.54%	SPDR® S&P 500® ETF Trust	313,287
86,933,908	88,832,549	11/6/2019	Bank of America NA	1.64%	S&P 500®	1,991,195
100,744,066	102,971,397					2,304,482	(1,533,911)	—	770,571
100,000,000	102,625,347	11/6/2019	BNP Paribas SA	1.79%	S&P 500®	2,728,224	—	—	2,728,224
1,459,806,386	1,472,238,002	12/10/2019	Citibank NA	1.71%	S&P 500®	12,774,268	(12,750,724)	(23,544)	—
411,016,952	420,505,233	11/6/2019	Credit Suisse International	1.70%	S&P 500®	9,927,825	—	(6,530,000)	3,397,825
88,607,367	90,580,261	11/6/2019	Deutsche Bank AG	1.56%	S&P 500®	2,068,506	—	(1,350,000)	718,506
10,359,107	10,605,660	11/6/2019	Goldman Sachs International	1.51%	SPDR® S&P 500® ETF Trust	235,304
61,972,597	64,410,016	11/6/2019	Goldman Sachs International	1.76%	S&P 500®	2,547,301
72,331,704	75,015,676					2,782,605	(1,820,045)	—	962,560
5,637,276	5,780,374	11/6/2019	Morgan Stanley & Co. International plc	1.59%	SPDR® S&P 500® ETF Trust	136,383
See accompanying notes to the financial statements.

134 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
102,295,057	104,656,528	11/6/2019	Morgan Stanley & Co. International plc	1.69%	S&P 500®	2,470,581
107,932,333	110,436,902					2,606,964	(1,769,678)	—	837,286
100,838,429	103,448,377	11/6/2019	Societe Generale	1.54%	S&P 500®	2,732,408	(2,034,881)	—	697,527
66,088,711	67,523,159	11/6/2019	UBS AG	1.64%	S&P 500®	1,505,218	(975,473)	—	529,745
2,507,365,948	2,545,344,354					39,430,500
					Total Appreciation	39,430,500

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2017:

Aerospace & Defense	1.8%
Air Freight & Logistics	0.5%
Airlines	0.4%
Auto Components	0.1%
Automobiles	0.4%
Banks	4.6%
Beverages	1.4%
Biotechnology	2.0%
Building Products	0.2%
Capital Markets	2.2%
Chemicals	1.6%
Commercial Services & Supplies	0.2%
Communications Equipment	0.7%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.2%
Diversified Telecommunication Services	1.4%
Electric Utilities	1.4%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.3%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 135

Energy Equipment & Services	0.5%
Equity Real Estate Investment Trusts (REITs)	2.0%
Food & Staples Retailing	1.3%
Food Products	0.9%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	2.0%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.3%
Household Durables	0.3%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.4%
Insurance	1.9%
Internet & Direct Marketing Retail	2.0%
Internet Software & Services	3.4%
IT Services	2.9%
Leisure Products	0.1%
Life Sciences Tools & Services	0.6%
Machinery	1.2%
Media	1.9%
Metals & Mining	0.2%
Multiline Retail	0.3%
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	3.6%
Personal Products	0.1%
Pharmaceuticals	3.3%
Professional Services	0.2%
Real Estate Management & Development	0.0%*
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.8%
Software	3.7%
Specialty Retail	1.6%
Technology Hardware, Storage & Peripherals	3.1%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	0.9%
Trading Companies & Distributors	0.1%
Water Utilities	0.1%
Other[1]	29.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

136 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 94.3%
Repurchase Agreements (a) — 94.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $73,465,440 (Cost $73,463,359)	$73,463,359	$73,463,359
Total Investments — 94.3% (Cost $73,463,359)		73,463,359
Other assets less liabilities — 5.7%		4,401,840
Net Assets — 100.0%		$77,865,199

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$948,882
Aggregate gross unrealized depreciation	(3,378,271)
Net unrealized depreciation	$(2,429,389)
Federal income tax cost	$73,463,359

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury Long Bond	7	3/20/2018	USD	$1,062,031	$10,675

Cash collateral in the amount of $20,790 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(36,333,550)	(36,090,927)	12/6/2018	Bank of America NA	(0.95)%	ICE U.S. Treasury 20+ Year Bond Index	265,736	—	—	265,736
(46,569,447)	(47,067,552)	11/6/2018	Citibank NA	(0.89)%	ICE U.S. Treasury 20+ Year Bond Index	(424,541)	—	424,541	—
(33,651,458)	(34,812,596)	3/6/2018	Goldman Sachs International	(0.89)%	ICE U.S. Treasury 20+ Year Bond Index	(846,872)	—	846,872	—
(95,812,326)	(95,172,526)	12/6/2018	Morgan Stanley & Co. International plc	(0.94)%	ICE U.S. Treasury 20+ Year Bond Index	672,471	—	—	672,471

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 137

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(17,321,953)	(19,655,904)	3/6/2018	Societe Generale	(0.92)%	ICE U.S. Treasury 20+ Year Bond Index	(2,106,858)	—	2,106,858	—
(229,688,734)	(232,799,505)					(2,440,064)
					Total Appreciation	938,207
					Total Depreciation	(3,378,271)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

138 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 132.2%
Repurchase Agreements (b) — 18.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $29,302,137 (Cost $29,301,307)	$29,301,307	$29,301,307
U.S. Treasury Obligations — 113.3%
U.S. Treasury Bills
1.05%, 12/7/2017 (c)	12,000,000	11,998,070
1.05%, 12/14/2017 (c)	9,000,000	8,997,055
1.04%, 12/21/2017 (c)	11,000,000	10,993,507
1.10%, 12/28/2017 (c)	11,000,000	10,990,822
1.08%, 1/4/2018 (c)	13,000,000	12,986,525
1.07%, 1/11/2018 (c)	10,000,000	9,987,330
1.08%, 1/18/2018 (c)	10,000,000	9,985,100
1.09%, 1/25/2018 (c)	10,000,000	9,982,698
1.13%, 2/1/2018 (c)	13,000,000	12,974,756
1.11%, 2/8/2018 (c)	4,000,000	3,990,953
1.08%, 2/15/2018 (c)	4,000,000	3,989,993
1.10%, 2/22/2018 (c)	4,000,000	3,989,210
1.06%, 3/1/2018 (c)	6,000,000	5,981,344
1.12%, 3/8/2018 (c)	4,000,000	3,986,568
1.15%, 3/15/2018 (c)	4,000,000	3,985,440
1.17%, 3/22/2018 (c)	5,000,000	4,980,556
1.15%, 3/29/2018 (c)	8,000,000	7,966,501
1.20%, 4/5/2018 (c)	5,000,000	4,977,691
1.22%, 4/12/2018 (c)	5,000,000	4,976,258
1.23%, 4/19/2018 (c)	5,000,000	4,975,144
1.25%, 4/26/2018 (c)	7,000,000	6,963,733
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.27%, 5/3/2018 (c)	$5,000,000	$4,972,163
1.38%, 5/17/2018 (c)	3,000,000	2,980,882
1.41%, 5/24/2018 (c)	5,000,000	4,966,227
1.43%, 5/31/2018 (c)	3,000,000	2,978,770
Total U.S. Treasury Obligations (Cost $175,578,057)		175,557,296
Total Short-Term Investments (Cost $204,879,364)		204,858,603
Total Investments — 132.2% (Cost $204,879,364)		204,858,603
Liabilities less other assets — (32.2%)		(49,876,825)
Net Assets — 100.0%		$154,981,778

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $51,346,721.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$810
Aggregate gross unrealized depreciation	(53,861,587)
Net unrealized depreciation	$(53,860,777)
Federal income tax cost	$204,879,364

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
DJIA CBOT E-Mini Index	8	12/15/2017	USD	$970,480	$(30,788)

Cash collateral in the amount of $29,480 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 139

Swap Agreements1

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(7,513,699)	(15,184,848)	11/6/2018	Bank of America NA	(1.49)%	Dow Jones Industrial AverageSM	(8,217,913)	8,217,913	—	—
3,765,470	(6,010,038)	11/6/2018	Citibank NA	(1.53)%	Dow Jones Industrial AverageSM	(10,522,581)	10,522,581	—	—
(5,974,676)	(6,106,576)	11/6/2019	Credit Suisse International	(1.35)%	Dow Jones Industrial AverageSM	(156,063)	156,063	—	—
(6,090,400)	(6,303,837)	11/6/2019	Goldman Sachs International	(1.26)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(207,711)
(372,374)	(417,692)	11/6/2019	Goldman Sachs International	(1.41)%	Dow Jones Industrial AverageSM	(51,060)
(6,462,774)	(6,721,529)					(258,771)	258,771	—	—
(149,933,543)	(168,181,212)	11/6/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones Industrial AverageSM	(19,337,960)	16,574,924	259,000	(2,504,036)
(249,060,930)	(256,763,318)	11/6/2019	Societe Generale	(1.44)%	Dow Jones Industrial AverageSM	(8,438,441)	7,362,483	—	(1,075,958)
1,337,182	(5,033,021)	11/6/2018	UBS AG	(1.29)%	Dow Jones Industrial AverageSM	(6,877,499)	6,252,548	595,001	(29,950)
(413,842,970)	(464,000,542)					(53,809,228)
					Total Depreciation	(53,809,228)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

140 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 121.5%
Repurchase Agreements (a) — 121.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,529,621 (Cost $1,529,578)	$1,529,578	$1,529,578
Total Investments — 121.5% (Cost $1,529,578)		1,529,578
Liabilities less other assets — (21.5%)		(270,382)
Net Assets — 100.0%		$1,259,196

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,102,669)
Net unrealized depreciation	$(1,102,669)
Federal income tax cost	$1,529,578

Swap Agreements1

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(337,511)	(349,788)	11/6/2019	Bank of America NA	(1.04)%	S&P Financial Select Sector Index[6]	(12,462)	—	12,462	—
(1,471,196)	(1,513,712)	11/6/2019	Morgan Stanley & Co. International plc	(1.49)%	S&P Financial Select Sector Index[6]	(42,722)	—	—	(42,722)
(1,077,024)	(1,479,912)	11/6/2018	Societe Generale	(1.09)%	S&P Financial Select Sector Index[6]	(418,208)	—	300,000	(118,208)
156,572	(439,143)	1/8/2018	UBS AG	(0.99)%	S&P Financial Select Sector Index[6]	(629,277)	—	465,550	(163,727)
(2,729,159)	(3,782,555)					(1,102,669)
					Total Depreciation	(1,102,669)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT FINANCIAL SELECT SECTOR FINZ :: 141

Investments	Principal Amount	Value
Short-Term Investments — 88.7%
Repurchase Agreements (a) — 88.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,010,954 (Cost $2,010,896)	$2,010,896	$2,010,896
Total Investments — 88.7% (Cost $2,010,896)		2,010,896
Other assets less liabilities — 11.3%		256,342
Net Assets — 100.0%		$2,267,238

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,568,450)
Net unrealized depreciation	$(1,568,450)
Federal income tax cost	$2,010,896

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	12/15/2017	USD	$379,840	$(28,757)

Cash collateral in the amount of $13,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(453,753)	(462,501)	11/6/2019	Bank of America NA	(1.34)%	S&P MidCap 400®	(9,572)	—	9,572	—
(1,033,439)	(1,072,727)	11/6/2019	Citibank NA	(1.41)%	S&P MidCap 400®	(40,191)	—	40,191	—
(70,782)	(72,631)	11/6/2019	Credit Suisse International	(1.24)%	S&P MidCap 400®	(1,914)	—	—	(1,914)
(171,074)	(176,545)	11/6/2019	Goldman Sachs International	(0.96)%	SPDR® S&P MidCap 400® ETF Trust	(5,354)	—	5,354	—
(2,708,575)	(4,115,748)	11/6/2018	Morgan Stanley & Co. International plc	(1.04)%	S&P MidCap 400®	(1,463,506)	—	1,446,795	(16,711)
(505,113)	(523,825)	11/6/2019	Societe Generale	(1.14)%	S&P MidCap 400®	(19,156)	—	19,156	—
(4,942,736)	(6,423,977)					(1,539,693)
					Total Depreciation	(1,539,693)

See accompanying notes to the financial statements.

142 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 143

Investments	Principal Amount	Value
Short-Term Investments — 65.3%
Repurchase Agreements (a) — 65.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,538,366 (Cost $3,538,266)	$3,538,266	$3,538,266
Total Investments — 65.3% (Cost $3,538,266)		3,538,266
Other assets less liabilities — 34.7%		1,878,482
Net Assets — 100.0%		$5,416,748

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,743,900)
Net unrealized depreciation	$(2,743,900)
Federal income tax cost	$3,538,266

Swap Agreements1

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,595,450)	(5,821,171)	1/8/2018	Bank of America NA	(0.91)%	NASDAQ Biotechnology Index®	(227,497)	—	227,497	—
(6,636,096)	(7,878,740)	1/8/2018	Goldman Sachs International	(0.76)%	NASDAQ Biotechnology Index®	(1,248,679)	—	1,248,679	—
(832,076)	(836,658)	11/13/2019	Societe Generale	(1.09)%	NASDAQ Biotechnology Index®	(4,425)	—	4,425	—
(472,074)	(1,710,664)	1/8/2018	UBS AG	(0.24)%	NASDAQ Biotechnology Index®	(1,263,299)	—	1,263,299	—
(13,535,696)	(16,247,233)					(2,743,900)
					Total Depreciation	(2,743,900)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

144 :: ZBIO ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 160.1%
Repurchase Agreements (b) — 14.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $73,355,599 (Cost $73,353,521)	$73,353,521	$73,353,521
U.S. Treasury Obligations — 145.6%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	58,000,000	57,990,672
1.04%, 12/14/2017 (c)	38,000,000	37,987,564
1.03%, 12/21/2017 (c)	41,000,000	40,975,799
1.08%, 12/28/2017 (c)	42,000,000	41,964,956
1.07%, 1/4/2018 (c)	48,000,000	47,950,247
1.06%, 1/11/2018 (c)	39,000,000	38,950,587
1.08%, 1/18/2018 (c)	39,000,000	38,941,890
1.09%, 1/25/2018 (c)	39,000,000	38,932,522
1.12%, 2/1/2018 (c)	50,000,000	49,902,909
1.11%, 2/8/2018 (c)	18,000,000	17,959,290
1.08%, 2/15/2018 (c)	15,000,000	14,962,475
1.16%, 2/22/2018 (c)	29,000,000	28,921,772
1.14%, 3/1/2018 (c)	37,000,000	36,884,953
1.12%, 3/8/2018 (c)	17,000,000	16,942,912
1.15%, 3/15/2018 (c)	17,000,000	16,938,120
1.17%, 3/22/2018 (c)	19,000,000	18,926,112
1.15%, 3/29/2018 (c)	29,000,000	28,878,567
1.20%, 4/5/2018 (c)	18,000,000	17,919,687
1.22%, 4/12/2018 (c)	18,000,000	17,914,530
1.23%, 4/19/2018 (c)	18,000,000	17,910,519
1.25%, 4/26/2018 (c)	29,000,000	28,849,752
1.27%, 5/3/2018 (c)	19,000,000	18,894,217
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$14,000,000	$13,916,156
1.38%, 5/17/2018 (c)	13,000,000	12,917,155
1.41%, 5/24/2018 (c)	22,000,000	21,851,399
1.43%, 5/31/2018 (c)	14,000,000	13,900,928
Total U.S. Treasury Obligations (Cost $738,165,781)		738,085,690
Total Short-Term Investments (Cost $811,519,302)		811,439,211
Total Investments — 160.1% (Cost $811,519,302)		811,439,211
Liabilities less other assets — (60.1%)		(304,598,369)
Net Assets — 100.0%		$506,840,842

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $335,672,786.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,973
Aggregate gross unrealized depreciation	(293,062,143)
Net unrealized depreciation	$(293,039,170)
Federal income tax cost	$811,519,302

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Index	34	12/15/2017	USD	$4,329,050	$19,492

Cash collateral in the amount of $168,300 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT QQQ® SQQQ :: 145

Swap Agreements1

UltraPro Short QQQ® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
7,721,891	(16,368,403)	11/6/2018	Bank of America NA	(1.39)%	NASDAQ-100 Index®	(24,210,734)	24,210,734	—	—
(342,216,143)	(410,307,879)	11/6/2018	Citibank NA	(1.48)%	NASDAQ-100 Index®	(67,750,779)	67,750,779	—	—
(24,777,782)	(25,267,694)	11/6/2019	Credit Suisse International	(1.35)%	NASDAQ-100 Index®	(504,917)	504,917	—	—
(155,710,000)	(165,564,623)	11/6/2019	Deutsche Bank AG	(1.36)%	NASDAQ-100 Index®	(9,895,353)	9,895,353	—	—
(49,232,669)	(206,625,434)	1/8/2018	Goldman Sachs International	(1.51)%	NASDAQ-100 Index®	(159,278,182)
(75,424)	(101,582)	11/6/2018	Goldman Sachs International	(1.26)%	PowerShares QQQ TrustSM, Series 1	(25,331)
(49,308,093)	(206,727,016)					(159,303,513)	144,886,513	14,417,000	—
(25,455,476)	(27,398,048)	11/6/2019	Morgan Stanley & Co. International plc	(1.44)%	NASDAQ-100 Index®	(1,951,968)
(1,633,688)	(1,669,634)	11/6/2019	Morgan Stanley & Co. International plc	(1.24)%	PowerShares QQQ TrustSM, Series 1	(34,402)
(27,089,164)	(29,067,682)					(1,986,370)	671,370	1,315,000	—
(620,922,392)	(627,748,020)	11/6/2019	Societe Generale	(1.44)%	NASDAQ-100 Index®	(7,293,071)	7,293,071	—	—
(13,412,897)	(35,061,562)	11/6/2018	UBS AG	(1.29)%	NASDAQ-100 Index®	(22,033,834)	22,033,834	—	—
(1,225,714,580)	(1,516,112,879)					(292,978,571)
					Total Depreciation	(292,978,571)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

146 :: SQQQ ULTRAPRO SHORT QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 115.5%
Repurchase Agreements (b) — 31.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $29,873,987 (Cost $29,873,140)	$29,873,140	$29,873,140
U.S. Treasury Obligations — 84.1%
U.S. Treasury Bills
0.96%, 12/7/2017 (c)	50,000,000	49,991,957
1.05%, 12/21/2017 (c)	30,000,000	29,982,292
Total U.S. Treasury Obligations (Cost $79,974,495)		79,974,249
Total Short-Term Investments (Cost $109,847,635)		109,847,389
Total Investments — 115.5% (Cost $109,847,635)		109,847,389
Liabilities less other assets — (15.5%)		(14,736,375)
Net Assets — 100.0%		$95,111,014

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $23,756,388.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,613
Aggregate gross unrealized depreciation	(26,642,283)
Net unrealized depreciation	$(26,563,670)
Federal income tax cost	$109,847,635

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
Russell 2000 E-Mini Index	23	12/15/2017	USD	$1,775,945	$(32,263)

Cash collateral in the amount of $74,635 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 147

Swap Agreements1

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,923,280)	(9,577,891)	11/6/2018	Bank of America NA	(0.89)%	Russell 2000® Index	(6,989,835)	1,595,835	5,394,000	—
(4,001,590)	(4,123,758)	11/6/2019	Citibank NA	(0.86)%	Russell 2000® Index	(123,937)	—	—	(123,937)
(3,007,188)	(3,102,816)	11/6/2019	Credit Suisse International	(0.69)%	Russell 2000® Index	(97,816)	97,816	—	—
(1,000,000)	(916,986)	11/6/2019	Deutsche Bank AG	(0.21)%	Russell 2000® Index	78,613	—	—	78,613
(2,557,311)	(2,641,528)	11/6/2019	Goldman Sachs International	(0.86)%	Russell 2000® Index	(85,456)	85,456	—	—
(59,951,855)	(67,527,969)	11/6/2019	Morgan Stanley & Co. International plc	(0.84)%	Russell 2000® Index	(7,794,052)
(535,998)	(553,804)	11/6/2019	Morgan Stanley & Co. International plc	(0.64)%	iShares® Russell 2000 ETF	(17,556)
(60,487,853)	(68,081,773)					(7,811,608)	7,768,875	7,000	(35,733)
(186,260,908)	(192,014,163)	11/6/2019	Societe Generale	(0.64)%	Russell 2000® Index	(5,861,635)	5,861,635	—	—
2,330,184	(3,080,462)	11/6/2018	UBS AG	(0.74)%	Russell 2000® Index	(5,639,487)	5,639,487	—	—
(257,907,946)	(283,539,377)					(26,531,161)
					Total Appreciation	78,613
					Total Depreciation	(26,609,774)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

148 ::SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 136.1%
Repurchase Agreements (b) — 14.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $79,462,884 (Cost $79,460,633)	$79,460,633	$79,460,633
U.S. Treasury Obligations — 122.0%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	55,000,000	54,991,155
1.05%, 12/14/2017 (c)	47,000,000	46,984,619
1.04%, 12/21/2017 (c)	38,000,000	37,977,569
1.09%, 12/28/2017 (c)	40,000,000	39,966,625
1.08%, 1/4/2018 (c)	47,000,000	46,951,283
1.07%, 1/11/2018 (c)	36,000,000	35,954,388
1.09%, 1/18/2018 (c)	36,000,000	35,946,360
1.09%, 1/25/2018 (c)	36,000,000	35,937,712
1.09%, 2/1/2018 (c)	44,000,000	43,914,560
1.11%, 2/8/2018 (c)	17,000,000	16,961,552
1.08%, 2/15/2018 (c)	14,000,000	13,964,977
1.16%, 2/22/2018 (c)	27,000,000	26,927,168
1.06%, 3/1/2018 (c)	21,000,000	20,934,703
1.12%, 3/8/2018 (c)	15,000,000	14,949,629
1.15%, 3/15/2018 (c)	16,000,000	15,941,760
1.17%, 3/22/2018 (c)	18,000,000	17,930,001
1.15%, 3/29/2018 (c)	28,000,000	27,882,754
1.20%, 4/5/2018 (c)	17,000,000	16,924,149
1.22%, 4/12/2018 (c)	17,000,000	16,919,278
1.23%, 4/19/2018 (c)	17,000,000	16,915,490
1.25%, 4/26/2018 (c)	27,000,000	26,860,114
1.27%, 5/3/2018 (c)	17,000,000	16,905,352
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$14,000,000	$13,916,156
1.38%, 5/17/2018 (c)	13,000,000	12,917,155
1.41%, 5/24/2018 (c)	20,000,000	19,864,908
1.43%, 5/31/2018 (c)	13,000,000	12,908,004
Total U.S. Treasury Obligations (Cost $688,323,281)		688,247,421
Total Short-Term Investments (Cost $767,783,914)		767,708,054
Total Investments — 136.1% (Cost $767,783,914)		767,708,054
Liabilities less other assets — (36.1%)		(203,644,826)
Net Assets — 100.0%		$564,063,228

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $343,113,325.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,918
Aggregate gross unrealized depreciation	(204,896,011)
Net unrealized depreciation	$(204,892,093)
Federal income tax cost	$767,783,914

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P 500 E-Mini Index	203	12/15/2017	USD	$26,864,513	$(671,378)

Cash collateral in the amount of $1,004,850 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 149

Swap Agreements1

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(64,440,305)	(100,514,209)	11/6/2018	Bank of America NA	(1.44)%	S&P 500®	(37,848,037)	37,848,037	—	—
(5,000,000)	(5,000,000)	11/6/2018	BNP Paribas SA	(1.49)%	S&P 500®	—	—	—	—
(356,238,902)	(415,680,808)	11/6/2018	Citibank NA	(1.56)%	S&P 500®	(61,982,273)	61,982,267	6	—
(98,060,150)	(100,323,858)	11/6/2019	Credit Suisse International	(1.35)%	S&P 500®	(2,394,314)	2,394,314	—	—
(53,110,000)	(54,801,384)	11/6/2019	Deutsche Bank AG	(1.41)%	S&P 500®	(1,728,041)	1,728,041	—	—
(587,081,105)	(638,387,543)	11/6/2018	Goldman Sachs International	(1.56)%	S&P 500®	(52,918,790)
(724,083)	(918,473)	11/6/2018	Goldman Sachs International	(1.31)%	SPDR® S&P 500® ETF Trust	(186,067)
(587,805,188)	(639,306,016)					(53,104,857)	53,104,857	—	—
(96,675,847)	(108,776,927)	11/6/2018	Morgan Stanley & Co. International plc	(1.49)%	S&P 500®	(12,732,437)	10,663,437	2,069,000	—
(145,633,751)	(149,534,810)	11/6/2019	Societe Generale	(1.39)%	S&P 500®	(4,106,401)	4,106,401	—	—
(62,816,699)	(91,283,647)	11/6/2018	UBS AG	(1.29)%	S&P 500®	(30,248,495)	30,248,495	—	—
(1,469,780,842)	(1,665,221,659)					(204,144,855)
					Total Depreciation	(204,144,855)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

150 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 106.3%
Repurchase Agreements (b) — 10.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $231,918,149 (Cost $231,911,581)	$231,911,581	$231,911,581
U.S. Treasury Obligations — 95.5%
U.S. Treasury Bills
1.03%, 12/7/2017 (c)	158,000,000	157,974,818
1.05%, 12/14/2017 (c)	136,000,000	135,954,327
1.05%, 12/21/2017 (c)	239,000,000	238,858,259
1.09%, 12/28/2017 (c)	90,000,000	89,925,075
1.08%, 1/4/2018 (c)	108,000,000	107,888,310
1.06%, 1/11/2018 (c)	112,000,000	111,858,413
1.08%, 1/18/2018 (c)	87,000,000	86,870,950
1.09%, 1/25/2018 (c)	85,000,000	84,853,257
1.13%, 2/1/2018 (c)	107,000,000	106,792,226
1.16%, 2/8/2018 (c)	83,000,000	82,812,878
1.18%, 2/15/2018 (c)	83,000,000	82,792,252
1.16%, 2/22/2018 (c)	82,000,000	81,779,277
1.16%, 3/1/2018 (c)	104,000,000	103,676,950
1.12%, 3/8/2018 (c)	39,000,000	38,868,709
1.15%, 3/15/2018 (c)	39,000,000	38,858,322
1.17%, 3/22/2018 (c)	41,000,000	40,841,347
1.15%, 3/29/2018 (c)	63,000,000	62,736,712
1.20%, 4/5/2018 (c)	41,000,000	40,817,066
1.22%, 4/12/2018 (c)	41,000,000	40,805,694
1.23%, 4/19/2018 (c)	41,000,000	40,796,577
1.25%, 4/26/2018 (c)	63,000,000	62,674,238
1.27%, 5/3/2018 (c)	40,000,000	39,777,725
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$40,000,000	$39,760,889
1.38%, 5/17/2018 (c)	38,000,000	37,758,499
1.41%, 5/24/2018 (c)	61,000,000	60,589,444
1.43%, 5/31/2018 (c)	39,000,000	38,724,013
Total U.S. Treasury Obligations (Cost $2,055,208,343)		2,055,046,227
Total Short-Term Investments (Cost $2,287,119,924)		2,286,957,808
Total Investments — 106.3% (Cost $2,287,119,924)		2,286,957,808
Liabilities less other assets — (6.3%)		(135,693,329)
Net Assets — 100.0%		$2,151,264,479

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $200,749,006.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,040,573
Aggregate gross unrealized depreciation	(164,621,643)
Net unrealized depreciation	$(136,581,070)
Federal income tax cost	$2,287,119,924

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury Long Bond	192	3/20/2018	USD	$29,130,000	$258,168

Cash collateral in the amount of $570,240 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 151

Swap Agreements1

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(883,770,290)	(877,868,787)	12/6/2018	Bank of America NA	(0.95)%	ICE U.S. Treasury 20+ Year Bond Index	6,463,722	(4,183,438)	—	2,280,284
(997,972,979)	(996,811,750)	11/6/2018	Citibank NA	(0.89)%	ICE U.S. Treasury 20+ Year Bond Index	2,939,792	—	—	2,939,792
(1,032,775,624)	(1,124,616,446)	3/6/2018	Goldman Sachs International	(0.89)%	ICE U.S. Treasury 20+ Year Bond Index	(85,056,494)	85,056,494	—	—
(311,801,736)	(297,017,004)	12/6/2017	Morgan Stanley & Co. International plc	(0.94)%	ICE U.S. Treasury 20+ Year Bond Index	18,367,173	(18,202,260)	—	164,913
(905,297,090)	(990,955,626)	3/6/2018	Societe Generale	(0.92)%	ICE U.S. Treasury 20+ Year Bond Index	(79,391,315)	77,988,622	—	(1,402,693)
(4,131,617,719)	(4,287,269,613)					(136,677,122)
					Total Appreciation	27,770,687
					Total Depreciation	(164,447,809)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

152 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 97.6%
Repurchase Agreements (b) — 24.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $31,828,580 (Cost $31,827,678)	$31,827,678	$31,827,678
U.S. Treasury Obligations — 73.1%
U.S. Treasury Bills
1.05%, 12/21/2017 (c)	40,000,000	39,976,277
1.13%, 1/11/2018 (c)	55,000,000	54,930,471
Total U.S. Treasury Obligations (Cost $94,905,884)		94,906,748
Total Short-Term Investments (Cost $126,733,562)		126,734,426
Total Investments — 97.6% (Cost $126,733,562)		126,734,426
Other assets less liabilities — 2.4%		3,104,771
Net Assets — 100.0%		$129,839,197

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $389,503.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$792,054
Aggregate gross unrealized depreciation	(389)
Net unrealized appreciation	$791,665
Federal income tax cost	$126,733,562

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury 10 Year Note	16	3/20/2018	USD	$1,984,750	$12,133

Cash collateral in the amount of $18,480 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(25,163,196)	(24,988,269)	11/6/2018	Citibank NA	(0.77)%	ICE U.S. Treasury 7-10 Year Bond Index	208,065	(208,065)	—	—
(234,083,267)	(233,608,820)	11/6/2018	Societe Generale	(0.92)%	ICE U.S. Treasury 7-10 Year Bond Index	570,603	—	—	570,603
(259,246,463)	(258,597,089)					778,668
					Total Appreciation	778,668

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 153

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

154 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 76.6%
Repurchase Agreements (a) — 76.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,166,737 (Cost $4,166,620)	$4,166,620	$4,166,620
Total Investments — 76.6% (Cost $4,166,620)		4,166,620
Other assets less liabilities — 23.4%		1,272,289
Net Assets — 100.0%		$5,438,909

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247
Aggregate gross unrealized depreciation	(2,830,629)
Net unrealized depreciation	$(2,830,382)
Federal income tax cost	$4,166,620

Swap Agreements1

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,877,003)	(3,661,291)	11/6/2018	Bank of America NA	(1.09)%	Dow Jones U.S. Basic MaterialsSM Index	(828,653)	—	828,653	—
(1,889,655)	(3,769,217)	11/6/2018	Credit Suisse International	(1.50)%	Dow Jones U.S. Basic MaterialsSM Index	(1,966,322)	—	1,966,322	—
(1,495,464)	(1,511,141)	11/13/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones U.S. Basic MaterialsSM Index	(17,054)	—	17,054	—
(1,019,845)	(1,018,530)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Basic MaterialsSM Index	247	—	—	247
(905,616)	(922,495)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. Basic MaterialsSM Index	(18,600)	—	18,600	—
(8,187,583)	(10,882,674)					(2,830,382)
					Total Appreciation	247
					Total Depreciation	(2,830,629)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT BASIC MATERIALS SMN :: 155

Investments	Principal Amount	Value
Short-Term Investments — 98.6%
Repurchase Agreements (a) — 98.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,292,628 (Cost $2,292,563)	$2,292,563	$2,292,563
Total Investments — 98.6% (Cost $2,292,563)		2,292,563
Other assets less liabilities — 1.4%		33,231
Net Assets — 100.0%		$2,325,794

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(197,385)
Net unrealized depreciation	$(197,385)
Federal income tax cost	$2,292,563

Swap Agreements1

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(577,312)	(612,983)	11/6/2019	Bank of America NA	(1.09)%	Dow Jones U.S. Consumer GoodsSM Index	(36,678)
(15,098)	(15,611)	11/6/2019	Bank of America NA	(0.69)%	iShares® U.S. Consumer Goods ETF	(504)
(592,410)	(628,594)					(37,182)	—	37,182	—
(9,045)	(9,506)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. Consumer GoodsSM Index	(471)	—	—	(471)
(93,837)	(98,620)	11/13/2019	Morgan Stanley & Co. International plc	(1.34)%	Dow Jones U.S. Consumer GoodsSM Index	(4,896)
(17,522)	(18,441)	11/13/2019	Morgan Stanley & Co. International plc	(0.39)%	iShares® U.S. Consumer Goods ETF	(914)
(111,359)	(117,061)					(5,810)	—	—	(5,810)
(1,170,627)	(1,209,198)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Consumer GoodsSM Index	(40,105)	—	22,361	(17,744)
(2,578,939)	(2,689,141)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. Consumer GoodsSM Index	(113,817)	—	113,817	—
(4,462,380)	(4,653,500)					(197,385)
					Total Depreciation	(197,385)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

See accompanying notes to the financial statements.

156 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 157

Investments	Principal Amount	Value
Short-Term Investments — 106.6%
Repurchase Agreements (a) — 106.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,702,623 (Cost $1,702,575)	$1,702,575	$1,702,575
Total Investments — 106.6% (Cost $1,702,575)		1,702,575
Liabilities less other assets — (6.6%)		(105,187)
Net Assets — 100.0%		$1,597,388

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(192,936)
Net unrealized depreciation	$(192,936)
Federal income tax cost	$1,702,575

Swap Agreements1

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(48,095)	(59,695)	11/6/2019	Bank of America NA	(1.14)%	Dow Jones U.S. Consumer ServicesSM Index	(11,689)
(20,108)	(21,315)	11/6/2019	Bank of America NA	(0.73)%	iShares® U.S. Consumer Services ETF	(1,194)
(68,203)	(81,010)					(12,883)	—	12,883	—
(123,644)	(130,083)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. Consumer ServicesSM Index	(6,520)	—	—	(6,520)
(766,345)	(806,248)	11/13/2019	Morgan Stanley & Co. International plc	(1.34)%	Dow Jones U.S. Consumer ServicesSM Index	(40,504)
(9,895)	(10,427)	11/13/2019	Morgan Stanley & Co. International plc	(0.24)%	iShares® U.S. Consumer Services ETF	(531)
(776,240)	(816,675)					(41,035)	—	—	(41,035)
(1,622,430)	(1,719,775)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Consumer ServicesSM Index	(98,821)	—	26,000	(72,821)
(411,812)	(444,999)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. Consumer ServicesSM Index	(33,677)	—	17,000	(16,677)
(3,002,329)	(3,192,542)					(192,936)
					Total Depreciation	(192,936)

See accompanying notes to the financial statements.

158 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 159

Investments	Principal Amount	Value
Short-Term Investments (a) — 152.6%
Repurchase Agreements (b) — 18.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $31,623,211 (Cost $31,622,315)	$31,622,315	$31,622,315
U.S. Treasury Obligations — 134.3%
U.S. Treasury Bills
1.05%, 12/7/2017 (c)	15,000,000	14,997,588
1.05%, 12/14/2017 (c)	16,000,000	15,994,764
1.03%, 12/21/2017 (c)	12,000,000	11,992,917
1.09%, 12/28/2017 (c)	13,000,000	12,989,153
1.08%, 1/4/2018 (c)	15,000,000	14,984,452
1.07%, 1/11/2018 (c)	12,000,000	11,984,796
1.08%, 1/18/2018 (c)	12,000,000	11,982,120
1.09%, 1/25/2018 (c)	12,000,000	11,979,237
1.13%, 2/1/2018 (c)	15,000,000	14,970,873
1.14%, 2/8/2018 (c)	9,000,000	8,979,645
1.15%, 2/15/2018 (c)	9,000,000	8,977,485
1.16%, 2/22/2018 (c)	9,000,000	8,975,722
1.14%, 3/1/2018 (c)	12,000,000	11,962,687
1.12%, 3/8/2018 (c)	5,000,000	4,983,210
1.15%, 3/15/2018 (c)	5,000,000	4,981,800
1.17%, 3/22/2018 (c)	6,000,000	5,976,667
1.15%, 3/29/2018 (c)	9,000,000	8,962,314
1.20%, 4/5/2018 (c)	6,000,000	5,973,229
1.22%, 4/12/2018 (c)	6,000,000	5,971,510
1.23%, 4/19/2018 (c)	6,000,000	5,970,173
1.25%, 4/26/2018 (c)	9,000,000	8,953,371
1.27%, 5/3/2018 (c)	5,000,000	4,972,162
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.38%, 5/17/2018 (c)	$4,000,000	$3,974,509
1.41%, 5/24/2018 (c)	7,000,000	6,952,718
1.43%, 5/31/2018 (c)	4,000,000	3,971,694
Total U.S. Treasury Obligations (Cost $232,438,173)		232,414,796
Total Short-Term Investments (Cost $264,060,488)		264,037,111
Total Investments — 152.6% (Cost $264,060,488)		264,037,111
Liabilities less other assets — (52.6%)		(90,968,509)
Net Assets — 100.0%		$173,068,602

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $89,529,748.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,252
Aggregate gross unrealized depreciation	(91,898,072)
Net unrealized depreciation	$(91,896,820)
Federal income tax cost	$264,060,488

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
DJIA CBOT E-Mini Index	43	12/15/2017	USD	$5,216,330	$(172,310)

Cash collateral in the amount of $158,455 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

160 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(26,119,454)	(39,290,104)	11/6/2018	Bank of America NA	(1.49)%	Dow Jones Industrial AverageSM	(14,092,575)	13,510,554	582,021	—
(5,198,575)	(13,239,130)	11/6/2018	Citibank NA	(1.53)%	Dow Jones Industrial AverageSM	(8,600,262)	6,992,110	61,000	(1,547,152)
(29,652,161)	(30,628,960)	11/6/2019	Credit Suisse International	(1.35)%	Dow Jones Industrial AverageSM	(1,062,019)	1,061,992	27	—
(121,114,994)	(174,723,107)	1/8/2018	Goldman Sachs International	(1.41)%	Dow Jones Industrial AverageSM	(57,577,477)
(3,323,514)	(4,107,755)	11/6/2018	Goldman Sachs International	(1.26)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(757,828)
(124,438,508)	(178,830,862)					(58,335,305)	53,168,305	5,167,000	—
(65,991,915)	(68,012,030)	11/6/2019	Societe Generale	(1.44)%	Dow Jones Industrial AverageSM	(2,223,706)	1,607,177	—	(616,529)
(4,055,655)	(10,889,609)	11/6/2018	UBS AG	(1.29)%	Dow Jones Industrial AverageSM	(7,387,266)	7,387,244	22	—
(255,456,268)	(340,890,695)					(91,701,133)
					Total Depreciation	(91,701,133)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 161

Investments	Principal Amount	Value
Short-Term Investments (a) — 76.7%
Repurchase Agreements (b) — 34.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $12,111,541 (Cost $12,111,199)	$12,111,199	$12,111,199
U.S. Treasury Obligations — 42.4%
U.S. Treasury Bills
1.05%, 12/21/2017 (c) (Cost $14,991,250)	15,000,000	14,991,146
Total Short-Term Investments (Cost $27,102,449)		27,102,345
Total Investments — 76.7% (Cost $27,102,449)		27,102,345
Other assets less liabilities — 23.3%		8,245,619
Net Assets — 100.0%		$35,347,964

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $924,449.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(18,582,480)
Net unrealized depreciation	$(18,582,480)
Federal income tax cost	$27,102,449

Swap Agreements1

UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(6,416,640)	(6,663,312)	11/6/2019	Bank of America NA	(1.34)%	Dow Jones U.S. FinancialsSM Index[6]	(254,284)	—	206,000	(48,284)
(10,189,505)	(10,446,514)	11/13/2019	Credit Suisse International	(1.36)%	Dow Jones U.S. FinancialsSM Index[6]	(260,976)	—	260,976	—
(28,237,231)	(45,001,054)	1/8/2018	Goldman Sachs International	(1.46)%	Dow Jones U.S. FinancialsSM Index[6]	(17,844,813)	—	17,844,813	—
(3,203,060)	(3,274,526)	11/13/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones U.S. FinancialsSM Index[6]	(72,760)	—	72,760	—
(2,250,334)	(2,314,371)	11/6/2019	Societe Generale	(1.09)%	Dow Jones U.S. FinancialsSM Index[6]	(66,921)	—	41,000	(25,921)
(2,867,467)	(2,946,364)	11/6/2019	UBS AG	(1.24)%	Dow Jones U.S. FinancialsSM Index[6]	(82,622)	—	82,622	—
(53,164,237)	(70,646,141)					(18,582,376)
					Total Depreciation	(18,582,376)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

162 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 163

Investments	Principal Amount	Value
Short-Term Investments (a) — 84.8%
Repurchase Agreements (b) — 19.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,010,022 (Cost $6,009,851)	$6,009,851	$6,009,851
U.S. Treasury Obligations — 65.2%
U.S. Treasury Bills
1.13%, 1/11/2018 (c) (Cost $19,974,261)	20,000,000	19,974,660
Total Short-Term Investments (Cost $25,984,112)		25,984,511
Total Investments — 84.8% (Cost $25,984,112)		25,984,511
Other assets less liabilities — 15.2%		4,639,779
Net Assets — 100.0%		$30,624,290

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,344,283.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,746
Aggregate gross unrealized depreciation	(10,673,920)
Net unrealized depreciation	$(10,653,174)
Federal income tax cost	$25,984,112

Swap Agreements1,6

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(6,880,475)	(10,271,008)	11/6/2018	Bank of America NA	(0.24)%	iShares® China Large-Cap ETF	(3,381,929)	—	3,381,929	—
(10,002,637)	(15,030,168)	11/6/2018	Citibank NA	1.54%	iShares® China Large-Cap ETF	(5,053,039)	—	5,053,039	—
(3,375,304)	(3,354,940)	11/6/2019	Credit Suisse International	0.01%	iShares® China Large-Cap ETF	20,347	—	—	20,347
(292,788)	(1,727,171)	12/6/2017	Goldman Sachs International	0.54%	iShares® China Large-Cap ETF	(1,458,996)	—	1,413,000	(45,996)
(2,874,780)	(3,553,285)	11/6/2018	Morgan Stanley & Co. International plc	0.91%	iShares® China Large-Cap ETF	(682,892)	—	682,892	—
(18,670,910)	(18,722,589)	11/6/2019	Societe Generale	0.26%	iShares® China Large-Cap ETF	(55,431)	—	55,431	—
(8,243,288)	(8,282,657)	11/6/2019	UBS AG	0.51%	iShares® China Large-Cap ETF	(41,633)	—	41,633	—
(50,340,182)	(60,941,818)					(10,653,573)
					Total Appreciation	20,347
					Total Depreciation	(10,673,920)

See accompanying notes to the financial statements.

164 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 165

Investments	Principal Amount	Value
Short-Term Investments — 84.5%
Repurchase Agreements (a) — 26.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,980,578 (Cost $6,980,380)	$6,980,380	$6,980,380
U.S. Treasury Obligations — 57.7%
U.S. Treasury Bills
1.05%, 12/21/2017 (b) (Cost $14,991,250)	15,000,000	14,991,146
Total Short-Term Investments (Cost $21,971,630)		21,971,526
Total Investments — 84.5% (Cost $21,971,630)		21,971,526
Other assets less liabilities — 15.5%		4,039,314
Net Assets — 100.0%		$26,010,840

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,403
Aggregate gross unrealized depreciation	(10,553,984)
Net unrealized depreciation	$(10,545,581)
Federal income tax cost	$21,971,630

Swap Agreements1,6

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(24,513,189)	(26,362,082)	11/6/2018	Citibank NA	(0.41)%	Vanguard® FTSE Europe ETF Shares	(1,791,676)	—	1,791,676	—
(7,989,075)	(7,985,414)	11/6/2019	Credit Suisse International	(0.49)%	Vanguard® FTSE Europe ETF Shares	6,671	—	—	6,671
(3,682,155)	(3,681,538)	11/6/2019	Goldman Sachs International	(0.41)%	Vanguard® FTSE Europe ETF Shares	1,732	—	—	1,732
(2,016,436)	(2,490,750)	11/6/2018	Morgan Stanley & Co. International plc	(1.22)%	Vanguard® FTSE Europe ETF Shares	(502,991)	—	392,000	(110,991)
(3,191,734)	(7,401,181)	11/6/2018	Societe Generale	(0.24)%	Vanguard® FTSE Europe ETF Shares	(4,234,069)	—	4,222,000	(12,069)
(40,391)	(4,099,885)	11/6/2018	UBS AG	(0.74)%	Vanguard® FTSE Europe ETF Shares	(4,025,144)	—	4,025,144	—
(41,432,980)	(52,020,850)					(10,545,477)
					Total Appreciation	8,403
					Total Depreciation	(10,553,880)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

See accompanying notes to the financial statements.

166 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 167

Investments	Principal Amount	Value
Short-Term Investments — 64.6%
Repurchase Agreements (a) — 64.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,100,902 (Cost $2,100,843)	$2,100,843	$2,100,843
Total Investments — 64.6% (Cost $2,100,843)		2,100,843
Other assets less liabilities — 35.4%		1,152,543
Net Assets — 100.0%		$3,253,386

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,034
Aggregate gross unrealized depreciation	(801,819)
Net unrealized depreciation	$(779,785)
Federal income tax cost	$2,100,843

Swap Agreements1,6

UltraShort Gold Miners had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,729,685)	(2,775,342)	1/8/2018	Bank of America NA	(0.84)%	VanEck Vectors Gold Miners ETF	(27,006)	—	27,006	—
(632,110)	(633,241)	11/6/2019	Goldman Sachs International	(1.01)%	VanEck Vectors Gold Miners ETF	(656)	—	656	—
(481,893)	(460,776)	1/7/2019	Morgan Stanley & Co. International plc	(0.94)%	VanEck Vectors Gold Miners ETF	22,034	—	—	22,034
(1,784,894)	(1,890,488)	3/6/2018	Societe Generale	(0.74)%	VanEck Vectors Gold Miners ETF	(96,296)	—	96,296	—
(74,166)	(754,502)	1/8/2018	UBS AG	(0.99)%	VanEck Vectors Gold Miners ETF	(677,861)	—	566,000	(111,861)
(5,702,748)	(6,514,349)					(779,785)
					Total Appreciation	22,034
					Total Depreciation	(801,819)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

168 :: GDXS ULTRASHORT GOLD MINERS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT GOLD MINERS GDXS :: 169

Investments	Principal Amount	Value
Short-Term Investments — 97.1%
Repurchase Agreements (a) — 97.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,048,954 (Cost $1,048,924)	$1,048,924	$1,048,924
Total Investments — 97.1% (Cost $1,048,924)		1,048,924
Other assets less liabilities — 2.9%		31,032
Net Assets — 100.0%		$1,079,956

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,947
Aggregate gross unrealized depreciation	(190,265)
Net unrealized depreciation	$(185,318)
Federal income tax cost	$1,048,924

Swap Agreements1

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,085,807)	(1,262,687)	11/6/2018	Bank of America NA	(1.19)%	Dow Jones U.S. Health CareSM Index[6]	(181,985)
(9,232)	(9,497)	11/6/2019	Bank of America NA	(0.79)%	iShares® U.S. Healthcare ETF	(259)
(1,095,039)	(1,272,184)					(182,244)	—	90,000	(92,244)
(22,929)	(23,475)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. Health CareSM Index[6]	(569)	—	—	(569)
(101,381)	(103,793)	11/13/2019	Morgan Stanley & Co. International plc	(1.54)%	Dow Jones U.S. Health CareSM Index[6]	(2,513)
(11,679)	(11,972)	11/13/2019	Morgan Stanley & Co. International plc	(0.44)%	iShares® U.S. Healthcare ETF	(289)
(113,060)	(115,765)					(2,802)	—	—	(2,802)
(162,734)	(167,185)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Health CareSM Index[6]	(4,650)	—	4,650	—
(589,293)	(584,259)	11/6/2018	UBS AG	(0.99)%	Dow Jones U.S. Health CareSM Index[6]	4,947	—	—	4,947
(1,983,055)	(2,162,868)					(185,318)
					Total Appreciation	4,947
					Total Depreciation	(190,265)

See accompanying notes to the financial statements.

170 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 171

Investments	Principal Amount	Value
Short-Term Investments — 106.4%
Repurchase Agreements (a) — 106.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,954,488 (Cost $2,954,405)	$2,954,405	$2,954,405
Total Investments — 106.4% (Cost $2,954,405)		2,954,405
Liabilities less other assets — (6.4%)		(177,644)
Net Assets — 100.0%		$2,776,761

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(343,570)
Net unrealized depreciation	$(343,570)
Federal income tax cost	$2,954,405

Swap Agreements1

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,236,274)	(3,507,984)	1/8/2018	Bank of America NA	(1.14)%	Dow Jones U.S. IndustrialsSM Index	(286,244)
(8,580)	(8,860)	11/6/2019	Bank of America NA	(0.73)%	iShares® U.S. Industrials ETF	(275)
(3,244,854)	(3,516,844)					(286,519)	—	20,000	(266,519)
(12,911)	(13,253)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. IndustrialsSM Index	(358)	—	—	(358)
(24,977)	(25,641)	11/13/2019	Morgan Stanley & Co. International plc	(1.44)%	Dow Jones U.S. IndustrialsSM Index	(694)
(8,125)	(8,355)	11/13/2019	Morgan Stanley & Co. International plc	(0.99)%	iShares® U.S. Industrials ETF	(223)
(33,102)	(33,996)					(917)	—	917	—
(1,285,464)	(1,316,707)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. IndustrialsSM Index	(35,128)	—	35,128	—
(651,404)	(671,205)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. IndustrialsSM Index	(20,648)	—	20,648	—
(5,227,735)	(5,552,005)					(343,570)
					Total Depreciation	(343,570)

See accompanying notes to the financial statements.

172 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 173

Investments	Principal Amount	Value
Short-Term Investments — 102.3%
Repurchase Agreements (a) — 102.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,941,923 (Cost $3,941,812)	$3,941,812	$3,941,812
Total Investments — 102.3% (Cost $3,941,812)		3,941,812
Liabilities less other assets — (2.3%)		(90,214)
Net Assets — 100.0%		$3,851,598

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(775,436)
Net unrealized depreciation	$(775,436)
Federal income tax cost	$3,941,812

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	12/15/2017	USD	$379,840	$(16,574)

Cash collateral in the amount of $13,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements1

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(472,764)	(991,398)	11/6/2018	Bank of America NA	(1.34)%	S&P MidCap 400®	(537,906)	—	354,000	(183,906)
(1,980,879)	(2,041,428)	11/6/2019	Citibank NA	(1.41)%	S&P MidCap 400®	(61,792)	—	51,000	(10,792)
(1,269,914)	(1,321,132)	11/6/2019	Credit Suisse International	(1.24)%	S&P MidCap 400®	(52,506)	—	52,506	—
(1,246,945)	(1,290,874)	11/6/2019	Morgan Stanley & Co. International plc	(1.04)%	S&P MidCap 400®	(45,108)	—	5,000	(40,108)
(1,622,938)	(1,683,058)	11/6/2019	Societe Generale	(1.14)%	S&P MidCap 400®	(61,550)	—	22,000	(39,550)
(6,593,440)	(7,327,890)					(758,862)
					Total Depreciation	(758,862)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

174 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 175

Investments	Principal Amount	Value
Short-Term Investments (a) — 90.5%
Repurchase Agreements (b) — 34.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $9,084,766 (Cost $9,084,509)	$9,084,509	$9,084,509
U.S. Treasury Obligations — 56.3%
U.S. Treasury Bills 1.13%, 1/11/2018 (c) (Cost $14,980,696)	15,000,000	14,980,995
Total Short-Term Investments (Cost $24,065,205)		24,065,504
Total Investments — 90.5% (Cost $24,065,205)		24,065,504
Other assets less liabilities — 9.5%		2,522,071
Net Assets — 100.0%		$26,587,575

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $190,756.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,243,208
Aggregate gross unrealized depreciation	(6,564,079)
Net unrealized depreciation	$(5,320,871)
Federal income tax cost	$24,065,205

Swap Agreements1,6

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,641,956)	(1,574,418)	11/6/2019	Bank of America NA	0.26%	iShares® MSCI Brazil Capped ETF	67,234	—	—	67,234
(2,926,963)	(2,917,146)	11/6/2019	Credit Suisse International	0.06%	iShares® MSCI Brazil Capped ETF	9,727	—	(9,727)	—
(1,771,975)	(1,961,391)	11/6/2018	Morgan Stanley & Co. International plc	(1.19)%	iShares® MSCI Brazil Capped ETF	(181,060)	—	181,060	—
(37,099,725)	(35,954,551)	11/6/2019	Societe Generale	(0.74)%	iShares® MSCI Brazil Capped ETF	1,165,948	(277,167)	—	888,781
(4,136,901)	(10,526,790)	12/6/2017	UBS AG	(0.49)%	iShares® MSCI Brazil Capped ETF	(6,383,019)	—	6,383,019	—
(47,577,520)	(52,934,296)					(5,321,170)
					Total Appreciation	1,242,909
					Total Depreciation	(6,564,079)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

176 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 177

Investments	Principal Amount	Value
Short-Term Investments — 79.5%
Repurchase Agreements (a) — 79.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,629,445 (Cost $1,629,400)	$1,629,400	$1,629,400
Total Investments — 79.5% (Cost $1,629,400)		1,629,400
Other assets less liabilities — 20.5%		421,332
Net Assets — 100.0%		$2,050,732

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,560
Aggregate gross unrealized depreciation	(257,206)
Net unrealized depreciation	$(247,646)
Federal income tax cost	$1,629,400

Swap Agreements1,6

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(165,568)	(166,066)	11/6/2019	Citibank NA	(0.81)%	iShares® MSCI EAFE ETF	(402)	—	—	(402)
(1,395,952)	(1,399,945)	11/6/2019	Credit Suisse International	(0.94)%	iShares® MSCI EAFE ETF	(2,969)	—	2,969	—
(1,505,388)	(1,498,111)	11/6/2019	Societe Generale	(0.94)%	iShares® MSCI EAFE ETF	9,560	—	—	9,560
(789,055)	(1,049,392)	1/8/2018	UBS AG	(0.84)%	iShares® MSCI EAFE ETF	(253,835)	—	253,835	—
(3,855,963)	(4,113,514)					(247,646)
					Total Appreciation	9,560
					Total Depreciation	(257,206)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

178 :: EFU ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 81.2%
Repurchase Agreements (b) — 19.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,224,664 (Cost $6,224,488)	$6,224,488	$6,224,488
U.S. Treasury Obligations — 61.9%
U.S. Treasury Bills
1.13%, 1/11/2018 (c) (Cost $19,974,261)	20,000,000	19,974,660
Total Short-Term Investments (Cost $26,198,749)		26,199,148
Total Investments — 81.2% (Cost $26,198,749)		26,199,148
Other assets less liabilities — 18.8%		6,053,557
Net Assets — 100.0%		$32,252,705

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $671,143.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,600
Aggregate gross unrealized depreciation	(9,687,929)
Net unrealized depreciation	$(9,627,329)
Federal income tax cost	$26,198,749

Swap Agreements1,6

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(26,170,392)	(31,056,924)	11/6/2018	Citibank NA	(0.66)%	iShares® MSCI Emerging Markets ETF	(4,700,274)	—	4,700,274	—
(4,978,511)	(4,930,244)	11/6/2019	Credit Suisse International	(0.04)%	iShares® MSCI Emerging Markets ETF	48,438	—	—	48,438
(4,616,487)	(4,603,161)	11/6/2019	Goldman Sachs International	0.79%	iShares® MSCI Emerging Markets ETF	11,763	—	—	11,763
(10,175,235)	(11,216,669)	11/6/2018	Societe Generale	0.26%	iShares® MSCI Emerging Markets ETF	(1,053,984)	—	1,053,984	—
(8,544,962)	(12,466,575)	1/8/2018	UBS AG	(0.14)%	iShares® MSCI Emerging Markets ETF	(3,933,671)	—	3,933,671	—
(54,485,587)	(64,273,573)					(9,627,728)
					Total Appreciation	60,201
					Total Depreciation	(9,687,929)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 179

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

180 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 71.5%
Repurchase Agreements (a) — 71.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,233,933 (Cost $6,233,757)	$6,233,757	$6,233,757
Total Investments — 71.5% (Cost $6,233,757)		6,233,757
Other assets less liabilities — 28.5%		2,483,781
Net Assets — 100.0%		$8,717,538

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(257,177)
Net unrealized depreciation	$(257,177)
Federal income tax cost	$6,233,757

Swap Agreements1,6

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,579,993)	(1,599,474)	11/6/2019	Bank of America NA	(0.79)%	iShares® MSCI Japan ETF	(18,575)	—	—	(18,575)
(7,864,749)	(7,985,064)	11/6/2019	Credit Suisse International	(1.14)%	iShares® MSCI Japan ETF	(113,275)	—	113,275	—
(1,841,568)	(1,863,956)	11/6/2019	Morgan Stanley & Co. International plc	(1.19)%	iShares® MSCI Japan ETF	(21,038)	—	21,038	—
(2,486,032)	(2,522,236)	11/6/2019	Societe Generale	(0.64)%	iShares® MSCI Japan ETF	(34,960)	—	34,960	—
(3,338,330)	(3,409,220)	11/6/2019	UBS AG	(0.59)%	iShares® MSCI Japan ETF	(69,329)	—	69,329	—
(17,110,672)	(17,379,950)					(257,177)
					Total Depreciation	(257,177)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT MSCI JAPAN EWV :: 181

Investments	Principal Amount	Value
Short-Term Investments — 99.6%
Repurchase Agreements (a) — 39.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $16,660,267 (Cost $16,659,794)	$16,659,794	$16,659,794
U.S. Treasury Obligations — 59.7%
U.S. Treasury Bills
1.05%, 12/21/2017 (b) (Cost $24,985,416)	25,000,000	24,985,243
Total Short-Term Investments (Cost $41,645,210)		41,645,037
Total Investments — 99.6% (Cost $41,645,210)		41,645,037
Other assets less liabilities — 0.4%		149,564
Net Assets — 100.0%		$41,794,601

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(14,716,517)
Net unrealized depreciation	$(14,716,517)
Federal income tax cost	$41,645,210

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(16,670,788)	(17,058,774)	11/6/2019	Bank of America NA	(0.91)%	NASDAQ Biotechnology Index®	(386,383)
(2,337,372)	(2,364,101)	11/6/2019	Bank of America NA	(0.44)%	iShares® Nasdaq Biotechnology ETF	(25,837)
(19,008,160)	(19,422,875)					(412,220)	—	412,220	—
(31,017)	(31,385)	11/6/2019	Citibank NA	(0.21)%	NASDAQ Biotechnology Index®	(381)	—	381	—
(119,602)	(119,721)	11/13/2019	Credit Suisse International	(0.69)%	NASDAQ Biotechnology Index®	(131)	—	131	—
(132,061)	(132,191)	11/13/2019	Morgan Stanley & Co. International plc	(1.24)%	NASDAQ Biotechnology Index®	(93)
(59,460)	(59,492)	11/13/2019	Morgan Stanley & Co. International plc	0.26%	iShares® Nasdaq Biotechnology ETF	(43)
(191,521)	(191,683)					(136)	—	136	—

See accompanying notes to the financial statements.

182 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(48,642,477)	(62,838,532)	1/8/2018	Societe Generale	(1.09)%	NASDAQ Biotechnology Index®	(14,291,032)	—	13,722,000	(569,032)
(1,014,772)	(1,026,823)	11/6/2019	UBS AG	(0.24)%	NASDAQ Biotechnology Index®	(12,444)	—	12,444	—
(69,007,549)	(83,631,019)					(14,716,344)
					Total Depreciation	(14,716,344)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 183

Investments	Principal Amount	Value
Short-Term Investments — 89.3%
Repurchase Agreements (a) — 89.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $18,968,969 (Cost $18,968,431)	$18,968,431	$18,968,431
Total Investments — 89.3% (Cost $18,968,431)		18,968,431
Other assets less liabilities — 10.7%		2,263,201
Net Assets — 100.0%		$21,231,632

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$828,865
Aggregate gross unrealized depreciation	(86,797)
Net unrealized appreciation	$742,068
Federal income tax cost	$18,968,431

Swap Agreements1

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,171,712)	(4,860,329)	11/6/2018	Bank of America NA	(1.04)%	Dow Jones U.S. Oil & GasSM Index	175,039
(2,626,813)	(2,654,095)	11/6/2019	Bank of America NA	(0.61)%	iShares® U.S. Energy ETF	(25,880)
(7,798,525)	(7,514,424)					149,159	(149,159)	—	—
(2,902,325)	(2,843,415)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. Oil & GasSM Index	49,212	—	(10,000)	39,212
			Goldman		Dow Jones
			Sachs		U.S. Oil & GasSM
(559,868)	(561,287)	11/6/2019	International	(1.36)%	Index	(3,372)	—	3,372	—
(26,352,592)	(25,641,509)	11/13/2019	Morgan Stanley & Co. International plc	(1.39)%	Dow Jones U.S. Oil & GasSM Index	604,614
(14,076)	(14,424)	11/6/2018	Morgan Stanley & Co. International plc	(0.99)%	iShares® U.S. Energy ETF	(236)
(26,366,668)	(25,655,933)					604,378	(604,378)	—	—
(2,193,896)	(2,201,055)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. Oil & GasSM Index	(15,786)	—	15,786	—
(3,656,122)	(3,686,401)	11/6/2019	UBS AG	(1.09)%	Dow Jones U.S. Oil & GasSM Index	(41,523)	—	41,523	—
(43,477,404)	(42,462,515)					742,068
					Total Appreciation	828,865
					Total Depreciation	(86,797)

See accompanying notes to the financial statements.

184 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 185

Investments	Principal Amount	Value
Short-Term Investments (a) — 127.9%
Repurchase Agreements (b) — 17.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $54,538,095 (Cost $54,536,550)	$54,536,550	$54,536,550
U.S. Treasury Obligations — 110.8%
U.S. Treasury Bills
1.04%, 12/7/2017 (c)	28,000,000	27,995,496
1.05%, 12/14/2017 (c)	24,000,000	23,992,146
1.03%, 12/21/2017 (c)	18,000,000	17,989,375
1.08%, 12/28/2017 (c)	19,000,000	18,984,147
1.07%, 1/4/2018 (c)	23,000,000	22,976,160
1.06%, 1/11/2018 (c)	18,000,000	17,977,194
1.08%, 1/18/2018 (c)	18,000,000	17,973,180
1.09%, 1/25/2018 (c)	18,000,000	17,968,856
1.12%, 2/1/2018 (c)	23,000,000	22,955,338
1.16%, 2/8/2018 (c)	15,000,000	14,966,075
1.17%, 2/15/2018 (c)	15,000,000	14,962,475
1.16%, 2/22/2018 (c)	14,000,000	13,962,235
1.14%, 3/1/2018 (c)	18,000,000	17,944,031
1.12%, 3/8/2018 (c)	8,000,000	7,973,135
1.15%, 3/15/2018 (c)	8,000,000	7,970,880
1.17%, 3/22/2018 (c)	9,000,000	8,965,000
1.15%, 3/29/2018 (c)	3,000,000	2,987,438
1.20%, 4/5/2018 (c)	8,000,000	7,964,306
1.22%, 4/12/2018 (c)	8,000,000	7,962,013
1.23%, 4/19/2018 (c)	8,000,000	7,960,231
1.25%, 4/26/2018 (c)	13,000,000	12,932,647
1.27%, 5/3/2018 (c)	8,000,000	7,955,460
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.33%, 5/10/2018 (c)	$7,000,000	$6,958,078
1.38%, 5/17/2018 (c)	6,000,000	5,961,764
1.41%, 5/24/2018 (c)	10,000,000	9,932,454
1.43%, 5/31/2018 (c)	7,000,000	6,950,464
Total U.S. Treasury Obligations (Cost $353,151,015)		353,120,578
Total Short-Term Investments (Cost $407,687,565)		407,657,128
Total Investments — 127.9% (Cost $407,687,565)		407,657,128
Liabilities less other assets — (27.9%)		(88,877,389)
Net Assets — 100.0%		$318,779,739

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $101,614,448.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,107
Aggregate gross unrealized depreciation	(88,675,843)
Net unrealized depreciation	$(88,667,736)
Federal income tax cost	$407,687,565

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Index	9	12/15/2017	USD	$1,145,925	$6,110

Cash collateral in the amount of $44,550 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

186 :: QID ULTRASHORT QQQ® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort QQQ® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(44,258,658)	(59,965,622)	11/6/2018	Bank of America NA	(1.39)%	NASDAQ-100 Index®	(15,847,273)	15,775,270	72,003	—
(116,773,242)	(140,942,660)	11/6/2018	Citibank NA	(1.48)%	NASDAQ-100 Index®	(24,053,767)	24,053,767	—	—
(30,956,372)	(31,560,757)	11/6/2019	Credit Suisse International	(1.35)%	NASDAQ-100 Index®	(621,136)	621,132	4	—
(70,119,999)	(74,131,984)	11/6/2019	Deutsche Bank AG	(1.36)%	NASDAQ-100 Index®	(4,034,529)	4,034,529	—	—
22,159,537	(1,644,437)	1/8/2018	Goldman Sachs International	(1.51)%	NASDAQ-100 Index®	(24,261,322)
(527,215)	(533,683)	11/6/2019	Goldman Sachs International	(1.26)%	PowerShares QQQ TrustSM, Series 1	(5,972)
21,632,322	(2,178,120)					(24,267,294)	24,267,293	1	—
(73,063,654)	(78,639,328)	11/6/2019	Morgan Stanley & Co. International plc	(1.44)%	NASDAQ-100 Index®	(5,602,641)
(546,210)	(558,228)	11/6/2019	Morgan Stanley & Co. International plc	(1.24)%	PowerShares TrustSM, QQQ Series 1	(11,502)
(73,609,864)	(79,197,556)					(5,614,143)	4,976,069	—	(638,074)
(244,198,088)	(247,141,471)	11/6/2019	Societe Generale	(1.44)%	NASDAQ-100 Index®	(3,129,821)	3,129,820	1	—
9,640,330	(1,270,722)	11/6/2018	UBS AG	(1.29)%	NASDAQ-100 Index®	(11,075,446)	11,075,443	3	—
(548,643,571)	(636,388,892)					(88,643,409)
					Total Depreciation	(88,643,409)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT QQQ® QID :: 187

Investments	Principal Amount	Value
Short-Term Investments — 97.5%
Repurchase Agreements (a) — 50.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $16,203,011 (Cost $16,202,553)	$16,202,553	$16,202,553
U.S. Treasury Obligations — 46.9%
U.S. Treasury Bills
1.05%, 12/21/2017 (b) (Cost $14,991,250)	15,000,000	14,991,146
Total Short-Term Investments (Cost $31,193,803)		31,193,699
Total Investments — 97.5% (Cost $31,193,803)		31,193,699
Other assets less liabilities — 2.5%		809,749
Net Assets — 100.0%		$32,003,448

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,333,891)
Net unrealized depreciation	$(4,333,891)
Federal income tax cost	$31,193,803

Swap Agreements1

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(15,667,216)	(18,726,669)	11/6/2018	Bank of America NA	(1.47)%	Dow Jones U.S. Real EstateSM Index	(3,568,968)
(447,876)	(450,354)	11/6/2019	Bank of America NA	(1.04)%	iShares® U.S. Real Estate ETF	(2,267)
(16,115,092)	(19,177,023)					(3,571,235)	—	3,571,235	—
(662,445)	(666,454)	11/13/2019	Credit Suisse International	(1.42)%	Dow Jones U.S. Real EstateSM Index	(4,566)	—	4,566	—
(355,761)	(362,038)	11/6/2019	Goldman Sachs International	(1.36)%	Dow Jones U.S. Real EstateSM Index	(6,688)	—	6,688	—
(12,467,814)	(12,543,278)	11/13/2019	Morgan Stanley & Co. International plc	(1.24)%	Dow Jones U.S. Real EstateSM Index	(87,385)
(76,175)	(76,746)	11/13/2019	Morgan Stanley & Co. International plc	(1.04)%	iShares® U.S. Real Estate ETF	(517)
(12,543,989)	(12,620,024)					(87,902)	—	87,902	—
(17,284,398)	(17,673,173)	11/6/2019	Societe Generale	(1.04)%	Dow Jones U.S. Real EstateSM Index	(415,937)	—	415,937	—
(13,310,228)	(13,534,817)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. Real EstateSM Index	(247,459)	—	247,459	—
(60,271,913)	(64,033,529)					(4,333,787)
					Total Depreciation	(4,333,787)

See accompanying notes to the financial statements.

188 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 189

Investments	Principal Amount	Value
Short-Term Investments (a) — 115.8%
Repurchase Agreements (b) — 10.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $14,951,597 (Cost $14,951,174)	$14,951,174	$14,951,174
U.S. Treasury Obligations — 104.9%
U.S. Treasury Bills
0.96%, 12/7/2017 (c)	50,000,000	49,991,958
1.05%, 12/21/2017 (c)	30,000,000	29,982,292
1.13%, 1/11/2018 (c)	64,000,000	63,918,911
Total U.S. Treasury Obligations (Cost $143,892,131)		143,893,161
Total Short-Term Investments (Cost $158,843,305)		158,844,335
Total Investments — 115.8% (Cost $158,843,305)		158,844,335
Liabilities less other assets — (15.8%)		(21,617,197)
Net Assets — 100.0%		$137,227,138

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $27,439,720.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,276
Aggregate gross unrealized depreciation	(29,520,155)
Net unrealized depreciation	$(29,518,879)
Federal income tax cost	$158,843,305

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
Russell 2000 E-Mini Index	34	12/15/2017	USD	$2,625,310	$(46,679)

Cash collateral in the amount of $110,330 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

190 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(24,221,956)	(30,943,415)	11/6/2018	Bank of America NA	(0.89)%	Russell 2000® Index	(7,055,414)	4,202,414	2,853,000	—
(3,056,657)	(3,139,589)	11/6/2019	Citibank NA	(0.86)%	Russell 2000® Index	(85,268)	85,268	—	—
(12,322,837)	(12,714,701)	11/6/2019	Credit Suisse International	(0.69)%	Russell 2000® Index	(400,829)	400,827	2	—
(12,300,000)	(12,772,275)	11/6/2019	Deutsche Bank AG	(0.21)%	Russell 2000® Index	(484,737)	484,737	—	—
(1,138,866)	(1,268,413)	11/6/2019	Goldman Sachs International	(0.86)%	Russell 2000® Index	(130,978)	—	130,978	—
(55,422,521)	(62,085,197)	11/6/2019	Morgan Stanley & Co. International plc	(0.84)%	Russell 2000® Index	(6,858,665)
(1,339,517)	(1,384,016)	11/6/2019	Morgan Stanley & Co. International plc	(0.64)%	iShares® Russell 2000 ETF	(43,873)
(56,762,038)	(63,469,213)					(6,902,538)	6,852,227	10,000	(40,311)
(120,882,164)	(124,730,437)	11/6/2019	Societe Generale	(0.64)%	Russell 2000® Index	(3,928,639)	2,597,639	1,331,000	—
(12,681,000)	(22,775,994)	11/6/2018	UBS AG	(0.74)%	Russell 2000® Index	(10,484,827)	9,114,825	1,370,002	—
(243,365,518)	(271,814,037)					(29,473,230)
					Total Depreciation	(29,473,230)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 191

Investments	Principal Amount	Value
Short-Term Investments (a) — 125.2%
Repurchase Agreements (b) — 16.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $184,497,631 (Cost $184,492,405)	$184,492,405	$184,492,405
U.S. Treasury Obligations — 108.9%
U.S. Treasury Bills
1.05%, 12/7/2017 (c)	82,000,000	81,986,812
1.05%, 12/14/2017 (c)	83,000,000	82,972,837
1.04%, 12/21/2017 (c)	68,000,000	67,959,861
1.09%, 12/28/2017 (c)	71,000,000	70,940,759
1.08%, 1/4/2018 (c)	87,000,000	86,909,822
1.04%, 1/11/2018 (c)	65,000,000	64,917,644
1.09%, 1/18/2018 (c)	65,000,000	64,903,150
1.09%, 1/25/2018 (c)	63,000,000	62,890,997
1.12%, 2/1/2018 (c)	78,000,000	77,848,539
1.12%, 2/8/2018 (c)	32,000,000	31,927,627
1.08%, 2/15/2018 (c)	27,000,000	26,932,455
1.15%, 2/22/2018 (c)	50,000,000	49,865,125
1.13%, 3/1/2018 (c)	64,000,000	63,801,000
1.12%, 3/8/2018 (c)	29,000,000	28,902,615
1.15%, 3/15/2018 (c)	30,000,000	29,890,800
1.17%, 3/22/2018 (c)	32,000,000	31,875,557
1.15%, 3/29/2018 (c)	51,000,000	50,786,445
1.20%, 4/5/2018 (c)	33,000,000	32,852,760
1.22%, 4/12/2018 (c)	31,000,000	30,852,802
1.23%, 4/19/2018 (c)	31,000,000	30,845,893
1.25%, 4/26/2018 (c)	47,000,000	46,756,494
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
1.27%, 5/3/2018 (c)	$29,000,000	$28,838,542
1.38%, 5/17/2018 (c)	23,000,000	22,853,429
1.41%, 5/24/2018 (c)	37,000,000	36,750,080
1.43%, 5/31/2018 (c)	24,000,000	23,830,162
Total U.S. Treasury Obligations (Cost $1,229,027,818)		1,228,892,207
Total Short-Term Investments (Cost $1,413,520,223)		1,413,384,612
Total Investments — 125.2% (Cost $1,413,520,223)		1,413,384,612
Liabilities less other assets — (25.2%)		(284,567,255)
Net Assets — 100.0%		$1,128,817,357

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $392,601,891.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  The rate shown was the current yield as of November 30, 2017.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,821
Aggregate gross unrealized depreciation	(286,955,999)
Net unrealized depreciation	$(286,949,178)
Federal income tax cost	$1,413,520,223

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P 500 E-Mini Index	370	12/15/2017	USD	$48,964,875	$(1,248,675)

Cash collateral in the amount of $1,831,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

192 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(135,443,901)	(221,352,132)	11/6/2018	Bank of America NA	(1.44)%	S&P 500®	(90,990,772)	90,990,771	1	—
(5,000,000)	(5,000,000)	11/6/2018	BNP Paribas SA	(1.49)%	S&P 500®	—	—	—	—
(458,226,392)	(535,060,333)	11/6/2018	Citibank NA	(1.56)%	S&P 500®	(80,491,530)	79,406,436	14	(1,085,080)
(52,081,765)	(53,284,067)	11/6/2019	Credit Suisse International	(1.35)%	S&P 500®	(1,271,670)	1,271,670	—	—
(100,000,000)	(103,147,939)	11/6/2019	Deutsche Bank AG	(1.41)%	S&P 500®	(3,225,241)	3,225,241	—	—
(687,745,619)	(745,353,925)	11/6/2018	Goldman Sachs International	(1.56)%	S&P 500®	(59,393,404)
(533,115)	(676,237)	11/6/2018	Goldman Sachs International	(1.31)%	SPDR® S&P 500® ETF Trust	(136,994)
(688,278,734)	(746,030,162)					(59,530,398)	56,761,397	2,769,001	—
(125,613,358)	(136,147,695)	11/6/2019	Morgan Stanley & Co. International plc	(1.49)%	S&P 500®	(10,967,785)	9,906,005	—	(1,061,780)
(306,788,457)	(315,072,322)	11/6/2019	Societe Generale	(1.39)%	S&P 500®	(8,709,478)	8,709,478	—	—
(64,824,149)	(93,451,832)	11/6/2018	UBS AG	(1.29)%	S&P 500®	(30,378,018)	30,378,017	1	—
(1,936,256,756)	(2,208,546,482)					(285,564,892)
					Total Depreciation	(285,564,892)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 193

Investments	Principal Amount	Value
Short-Term Investments — 97.9%
Repurchase Agreements (a) — 97.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,026,935 (Cost $3,026,849)	$3,026,849	$3,026,849
Total Investments — 97.9% (Cost $3,026,849)		3,026,849
Other assets less liabilities — 2.1%		63,476
Net Assets — 100.0%		$3,090,325

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,983
Aggregate gross unrealized depreciation	(33,374)
Net unrealized depreciation	$(10,391)
Federal income tax cost	$3,026,849

Swap Agreements1

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,351,335)	(1,358,227)	11/6/2019	Bank of America NA	(1.14)%	Dow Jones U.S. SemiconductorsSM Index[6]	(9,774)	—	—	(9,774)
(39,767)	(38,629)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. SemiconductorsSM Index[6]	1,115	—	—	1,115
(2,323,144)	(2,300,262)	11/13/2019	Morgan Stanley & Co. International plc	(1.14)%	Dow Jones U.S. SemiconductorsSM Index[6]	21,868	—	—	21,868
(1,272,480)	(1,271,234)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. SemiconductorsSM Index[6]	(1,137)	—	1,137	—
(1,194,831)	(1,214,177)	11/6/2019	UBS AG	(1.24)%	Dow Jones U.S. SemiconductorsSM Index[6]	(22,463)	—	22,463	—
(6,181,557)	(6,182,529)					(10,391)
					Total Appreciation	22,983
					Total Depreciation	(33,374)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

194 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 195

Investments	Principal Amount	Value
Short-Term Investments — 94.8%
Repurchase Agreements (a) — 94.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,564,739 (Cost $2,564,666)	$2,564,666	$2,564,666
Total Investments — 94.8% (Cost $2,564,666)		2,564,666
Other assets less liabilities — 5.2%		139,840
Net Assets — 100.0%		$2,704,506

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(306,102)
Net unrealized depreciation	$(306,102)
Federal income tax cost	$2,564,666

Swap Agreements1

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,318,758)	(1,395,405)	11/6/2019	Bank of America NA	(1.16)%	S&P SmallCap 600®	(77,094)	—	77,094	—
(619,082)	(652,803)	11/6/2019	Credit Suisse International	(0.99)%	S&P SmallCap 600®	(34,022)	—	—	(34,022)
(310,000)	(325,142)	11/6/2019	Deutsche Bank AG	(0.41)%	S&P SmallCap 600®	(15,396)	—	—	(15,396)
(1,415,626)	(1,483,483)	11/6/2019	Morgan Stanley & Co. International plc	(0.69)%	S&P SmallCap 600®	(68,739)	—	18,000	(50,739)
(908,506)	(945,101)	11/6/2019	Societe Generale	(0.64)%	S&P SmallCap 600®	(37,353)	—	20,000	(17,353)
(530,000)	(602,654)	11/6/2018	UBS AG	(1.09)%	S&P SmallCap 600®	(73,498)	—	10,000	(63,498)
(5,101,972)	(5,404,588)					(306,102)
					Total Depreciation	(306,102)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

196 :: SDD ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 87.8%
Repurchase Agreements (a) — 87.8%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,325,376 (Cost $3,325,282)	$3,325,282	$3,325,282
Total Investments — 87.8% (Cost $3,325,282)		3,325,282
Other assets less liabilities — 12.2%		463,110
Net Assets — 100.0%		$3,788,392

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$712
Aggregate gross unrealized depreciation	(64,570)
Net unrealized depreciation	$(63,858)
Federal income tax cost	$3,325,282

Swap Agreements1

UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Appreciation/ Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,542,409)	(2,555,660)	11/6/2019	Bank of America NA	(1.14)%	Dow Jones U.S. TechnologySM Index[6]	(15,727)
(441,365)	(443,737)	11/6/2019	Bank of America NA	(0.74)%	iShares® U.S. Technology ETF	(2,173)
(2,983,774)	(2,999,397)					(17,900)	—	17,900	—
(44,989)	(44,732)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. TechnologySM Index[6]	213	—	—	213
(88,912)	(88,403)	11/13/2019	Morgan Stanley & Co. International plc	(1.49)%	Dow Jones U.S. TechnologySM Index[6]	419
(15,270)	(15,201)	11/13/2019	Morgan Stanley & Co. International plc	(0.99)%	iShares® U.S. Technology ETF	80
(104,182)	(103,604)					499	—	—	499
(3,380,941)	(3,409,167)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. TechnologySM Index[6]	(33,240)	—	33,240	—
(1,006,168)	(1,017,990)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. TechnologySM Index[6]	(13,430)	—	13,430	—
(7,520,054)	(7,574,890)					(63,858)
					Total Appreciation	712
					Total Depreciation	(64,570)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 197

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

198 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2017 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 78.2%
Repurchase Agreements (a) — 78.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $5,481,999 (Cost $5,481,845)	$5,481,845	$5,481,845
Total Investments — 78.2% (Cost $5,481,845)		5,481,845
Other assets less liabilities — 21.8%		1,531,233
Net Assets — 100.0%		$7,013,078

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(444,567)
Net unrealized depreciation	$(444,567)
Federal income tax cost	$5,481,845

Swap Agreements1

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(566,556)	(619,684)	11/6/2019	Bank of America NA	(1.04)%	Dow Jones U.S. UtilitiesSM Index[6]	(57,559)	—	57,559	—
(9,897,651)	(10,153,665)	11/13/2019	Credit Suisse International	(1.50)%	Dow Jones U.S. UtilitiesSM Index[6]	(292,388)	—	292,388	—
(136,002)	(139,520)	11/13/2019	Morgan Stanley & Co. International plc	(1.24)%	Dow Jones U.S. UtilitiesSM Index[6]	(4,042)	—	4,042	—
(306,921)	(315,903)	11/6/2019	Societe Generale	(0.99)%	Dow Jones U.S. UtilitiesSM Index[6]	(10,285)	—	10,285	—
(2,729,346)	(2,798,202)	11/6/2019	UBS AG	(0.99)%	Dow Jones U.S. UtilitiesSM Index[6]	(80,293)	—	80,293	—
(13,636,476)	(14,026,974)					(444,567)
					Total Depreciation	(444,567)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty.

3  Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: ULTRASHORT UTILITIES SDP :: 199

STATEMENTS OF ASSETS AND LIABILITIES

200 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 20+ Year Treasury	Short 7-10 Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$576,513,403	$33,400,263	$1,659,866	$315,176,710	$17,278,035	$5,162,092
Securities, at value	530,722,949	19,974,716	—	258,334,379	9,994,098	—
Repurchase Agreements, at value	45,748,361	13,426,002	1,659,866	56,818,911	7,283,868	5,162,092
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	225,720	15,015	—	390,610	—	—
Segregated cash balances with custodian for swap agreements	584,000	941,000	270,000	168,357	3,196,000	1,562,000
Dividends and interest receivable	1,232	362	45	1,531	196	139
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	1,112,469	—	—	—	—	—
Receivable from Advisor	—	—	3,613	—	—	1,097
Receivable for variation margin on futures contracts	35,625	5,484	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	10,641,524	396,567	71	—	—	17,678
Prepaid expenses	5,446	971	757	2,163	873	802
Total Assets	589,077,326	34,760,117	1,934,352	315,715,951	20,475,035	6,743,808
LIABILITIES:
Cash overdraft	972	43	15	614	—	3
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	375,040	17,357	—	161,314	7,974	—
Management Services fees payable	50,005	2,745	—	22,173	1,708	—
Custodian fees payable	10,822	1,013	37	4,076	443	163
Administration fees payable	34,043	7,636	7,665	22,817	7,685	7,666
Trustee fees payable	3,499	240	12	1,644	166	28
Compliance services fees payable	2,204	162	—	719	61	18
Listing, Data and related fees payable	46,079	2,491	259	33,007	3,296	955
Professional fees payable	15,198	9,071	8,658	11,267	8,896	8,708
Payable for variation margin on futures contracts	—	—	—	182,321	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	110,640	54,829,372	498,594	812,409
Other liabilities	43,150	2,316	1,030	37,979	5,988	1,569
Total Liabilities	581,012	43,074	128,316	55,307,303	534,811	831,519
NET ASSETS	$588,496,314	$34,717,043	$1,806,036	$260,408,648	$19,940,224	$5,912,289
NET ASSETS CONSIST OF:
Paid in Capital	$1,347,047,408	$45,091,749	$9,760,384	$687,027,954	$183,213,937	$18,462,958
Accumulated undistributed net investment income (loss)	(5,248,946)	(270,462)	(71,389)	(2,269,779)	(311,596)	(105,810)
Accumulated net realized gains (losses) on investments	(764,017,481)	(10,510,919)	(7,772,390)	(369,036,588)	(162,463,454)	(11,650,128)
Net unrealized appreciation (depreciation) on:
Investments	(42,093)	455	—	(23,420)	(69)	—
Futures contracts	115,902	9,653	—	(460,147)	—	—
Non-exchange traded swap agreements	10,641,524	396,567	(110,569)	(54,829,372)	(498,594)	(794,731)
NET ASSETS	$588,496,314	$34,717,043	$1,806,036	$260,408,648	$19,940,224	$5,912,289
Shares (unlimited number of shares authorized, no par value)	26,450,000	1,225,000	100,000	17,100,000	1,700,000	300,000
Net Asset Value	$22.25	$28.34	$18.06	$15.23	$11.73	$19.71

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 201

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ®
ASSETS:
Securities and Repurchase Agreements, at cost	$133,074,436	$12,054,079	$25,709,920	$125,318,312	$2,600,590	$403,675,772
Securities, at value	114,932,378	—	17,989,375	99,873,299	—	341,131,327
Repurchase Agreements, at value	18,142,179	12,054,079	7,720,420	25,447,006	2,600,590	62,512,333
Cash	—	—	—	940,000	—	—
Segregated cash balances with brokers for futures contracts	—	13,200	—	—	—	173,250
Segregated cash balances with custodian for swap agreements	25,148,000	852,000	3,299,000	31,389,004	438,227	301,037
Dividends and interest receivable	489	325	208	685	70	1,684
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	6,131	—	—	—	—
Receivable for capital shares issued	—	—	—	2,795,547	—	—
Receivable from Advisor	—	—	—	—	2,750	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	100,103	22,270	—
Prepaid expenses	1,294	2,370	897	1,601	772	2,155
Total Assets	158,224,340	12,928,105	29,009,900	160,547,245	3,064,679	404,121,786
LIABILITIES:
Cash overdraft	204	22	59	—	1	770
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	69,016	2,949	11,270	82,003	—	206,470
Management Services fees payable	9,825	1,025	2,189	11,349	—	30,129
Custodian fees payable	1,736	799	751	2,659	72	4,070
Administration fees payable	15,223	7,666	7,680	16,276	7,665	27,186
Trustee fees payable	725	81	141	769	15	2,421
Compliance services fees payable	78	23	—	308	1	952
Listing, Data and related fees payable	13,088	—	797	3,296	433	62,805
Professional fees payable	9,582	8,770	8,822	9,963	8,667	12,082
Payable for variation margin on futures contracts	—	2,119	—	—	—	42,525
Unrealized depreciation on non-exchange traded swap agreements	43,367,692	815,508	2,540,041	18,764,415	13,934	42,234,236
Other liabilities	14,053	2,811	10,194	15,835	1,126	23,896
Total Liabilities	43,501,222	841,773	2,581,944	18,906,873	31,914	42,647,542
NET ASSETS	$114,723,118	$12,086,332	$26,427,956	$141,640,372	$3,032,765	$361,474,244
NET ASSETS CONSIST OF:
Paid in Capital	$167,626,464	$83,874,335	$193,383,688	$452,380,212	$12,749,873	$894,268,943
Accumulated undistributed net investment income (loss)	(1,523,259)	(223,918)	(653,414)	(2,255,857)	(68,733)	(2,632,378)
Accumulated net realized gains (losses) on investments	(8,012,516)	(70,724,243)	(163,762,152)	(289,821,664)	(9,656,711)	(487,865,773)
Net unrealized appreciation (depreciation) on:
Investments	121	—	(125)	1,993	—	(32,112)
Futures contracts	—	(24,334)	—	—	—	(30,200)
Non-exchange traded swap agreements	(43,367,692)	(815,508)	(2,540,041)	(18,664,312)	8,336	(42,234,236)
NET ASSETS	$114,723,118	$12,086,332	$26,427,956	$141,640,372	$3,032,765	$361,474,244
Shares (unlimited number of shares authorized, no par value)	4,950,000	1,075,000	1,025,000	7,600,000	125,000	10,112,500
Net Asset Value	$23.18	$11.24	$25.78	$18.64	$24.26	$35.75

See accompanying notes to the financial statements.

202 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 20+ Year Treasury	Ultra 7-10 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$13,135,939	$372,986,415	$1,819,314,855	$8,948,684	$35,347,889	$31,758,053
Securities, at value	—	321,180,024	1,580,937,634	—	28,116,828	25,207,059
Repurchase Agreements, at value	13,135,939	51,775,634	238,217,660	8,948,684	5,943,686	6,174,486
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	142,780	990,000	—	26,730	11,550
Segregated cash balances with custodian for swap agreements	2,151,650	11,519,312	1,244	784,092	1,229,589	1,242,025
Dividends and interest receivable	354	1,395	6,417	241	142,359	97,886
Receivable for investments sold	—	—	—	—	—	2,254,187
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	4,085,166	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Prepaid expenses	829	2,516	11,529	1,223	994	1,021
Total Assets	15,288,772	384,621,661	1,820,164,484	9,734,240	39,545,352	34,988,214
LIABILITIES:
Cash overdraft	6	767	5,199	58	—	326
Payable for investments purchased	—	6,980,384	—	—	362,078	2,254,640
Payable for capital shares redeemed	—	—	36,149,698	—	—	—
Advisory fees payable	4,003	179,883	1,026,915	888	17,974	11,456
Management Services fees payable	1,172	26,362	136,921	748	3,165	2,217
Custodian fees payable	249	5,518	29,714	228	1,273	1,331
Administration fees payable	7,666	24,773	52,578	7,661	16,059	17,363
Trustee fees payable	88	2,491	12,865	37	318	433
Compliance services fees payable	37	1,134	5,213	53	123	281
Listing, Data and related fees payable	2,008	50,953	1,324	—	2,886	3,140
Professional fees payable	8,786	12,242	28,063	8,770	9,140	9,354
Payable for variation margin on futures contracts	—	6,810	216,491	—	4,219	4,219
Unrealized depreciation on non-exchange traded swap agreements	1,009,520	64,710,185	187,269,426	541,656	526,510	1,088,534
Other liabilities	3,696	32,609	116,718	1,853	3,292	4,191
Total Liabilities	1,037,231	72,034,111	225,051,125	561,952	947,037	3,397,485
NET ASSETS	$14,251,541	$312,587,550	$1,595,113,359	$9,172,288	$38,598,315	$31,590,729
NET ASSETS CONSIST OF:
Paid in Capital	$45,231,245	$983,602,111	$4,762,622,152	$65,598,721	$45,477,807	$163,339,174
Accumulated undistributed net investment income (loss)	(196,231)	(2,996,182)	(14,967,636)	(119,746)	102,837	65,048
Accumulated net realized gains (losses) on investments	(29,773,953)	(603,212,204)	(2,964,452,274)	(55,765,031)	(5,154,368)	(130,339,999)
Net unrealized appreciation (depreciation) on:
Investments	—	(30,757)	(159,561)	—	(1,287,375)	(376,508)
Futures contracts	—	(65,233)	(659,896)	—	(14,076)	(8,452)
Non-exchange traded swap agreements	(1,009,520)	(64,710,185)	(187,269,426)	(541,656)	(526,510)	(1,088,534)
NET ASSETS	$14,251,541	$312,587,550	$1,595,113,359	$9,172,288	$38,598,315	$31,590,729
Shares (unlimited number of shares authorized, no par value)	900,000	7,416,642	52,230,826	268,681	475,000	550,000
Net Asset Value	$15.84	$42.15	$30.54	$34.14	$81.26	$57.44
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 203

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$63,379,166	$13,073,215	$18,679,312	$331,405,916	$699,668,206	$33,231,506
Securities, at value	49,757,357	11,823,813	14,433,387	305,544,109	744,165,396	—
Repurchase Agreements, at value	16,103,430	1,047,285	3,389,846	62,388,561	141,773,264	33,231,506
Cash	995	3	—	983,302	—	270,000
Segregated cash balances with brokers for futures contracts	—	—	—	983,895	—	—
Segregated cash balances with custodian for swap agreements	737,916	639,125	521,708	19,985,268	10,132,165	23,478,206
Dividends and interest receivable	81,895	24,967	22,199	1,086,404	1,226,432	895
Receivable for investments sold	1,980,510	—	—	—	6,166,901	—
Due from broker	—	—	—	—	—	—
Due from counterparty	130,816	3,041	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	367,467	—	—
Unrealized appreciation on non-exchange traded swap agreements	419,717	736,577	1,492,193	39,247,253	52,173,669	736,200
Prepaid expenses	1,096	817	865	2,517	5,156	1,010
Total Assets	69,213,732	14,275,628	19,860,198	430,588,776	955,642,983	57,717,817
LIABILITIES:
Cash overdraft	—	—	3,328	—	25,041	—
Payable for investments purchased	—	100,885	552,698	10,046,258	—	—
Payable for capital shares redeemed	1,770,650	—	—	—	6,265,178	—
Advisory fees payable	32,813	601	3,420	245,646	563,051	28,543
Management Services fees payable	5,384	—	1,492	33,046	74,076	4,772
Custodian fees payable	1,761	2,043	4,274	4,911	13,879	384
Administration fees payable	19,562	15,665	15,739	37,482	52,161	10,448
Trustee fees payable	351	100	136	2,073	4,994	355
Compliance services fees payable	201	47	66	1,358	2,891	169
Listing, Data and related fees payable	8,535	1,980	2,765	46,926	120,882	8,895
Professional fees payable	9,278	8,798	8,869	12,409	17,436	9,176
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	74,175	—	—	—	—	1,055,757
Other liabilities	6,460	1,598	2,166	16,945	50,117	3,590
Total Liabilities	1,929,170	131,717	594,953	10,447,054	7,189,706	1,122,089
NET ASSETS	$67,284,562	$14,143,911	$19,265,245	$420,141,722	$948,453,277	$56,595,728
NET ASSETS CONSIST OF:
Paid in Capital	$39,427,058	$9,802,178	$11,139,391	$334,353,730	$1,957,224,658	$44,838,228
Accumulated undistributed net investment income (loss)	138,235	72,292	19,014	742,374	3,029,384	(397,793)
Accumulated net realized gains (losses) on investments	24,892,106	3,734,981	7,470,726	7,236,701	(1,250,244,888)	12,474,850
Net unrealized appreciation (depreciation) on:
Investments	2,481,621	(202,117)	(856,079)	36,526,754	186,270,454	—
Futures contracts	—	—	—	2,034,910	—	—
Non-exchange traded swap agreements	345,542	736,577	1,492,193	39,247,253	52,173,669	(319,557)
NET ASSETS	$67,284,562	$14,143,911	$19,265,245	$420,141,722	$948,453,277	$56,595,728
Shares (unlimited number of shares authorized, no par value)	950,000	300,000	250,000	3,300,000	7,569,250	700,000
Net Asset Value	$70.83	$47.15	$77.06	$127.32	$125.30	$80.85

See accompanying notes to the financial statements.

204 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra FTSE Europe	Ultra Gold Miners	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$9,100,310	$11,388,878	$111,772,255	$2,715,121	$24,344,095	$128,903,293
Securities, at value	—	8,367,244	89,569,680	2,384,368	24,207,385	130,093,027
Repurchase Agreements, at value	9,100,310	2,609,776	19,536,719	344,696	613,860	4,414,857
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	264,000
Segregated cash balances with custodian for swap agreements	3,747,705	2,995,665	624,343	492,000	1,600,806	7,305,821
Dividends and interest receivable	245	70	167,944	9	44,362	219,631
Receivable for investments sold	—	—	—	—	—	43,949
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	9,367	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	42,402
Unrealized appreciation on non-exchange traded swap agreements	200,740	—	3,401,287	94,414	2,714,244	8,343,545
Prepaid expenses	805	823	1,203	770	875	3,080
Total Assets	13,049,805	13,973,578	113,301,176	3,325,624	29,181,532	150,730,312
LIABILITIES:
Cash overdraft	1	1	1,062	10	420	139
Payable for investments purchased	—	—	1,765,096	—	760,201	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	3,687	1,259	56,654	—	7,926	78,177
Management Services fees payable	1,100	1,143	8,746	—	2,214	12,674
Custodian fees payable	108	181	893	33	3,721	14,581
Administration fees payable	7,666	15,577	24,867	15,589	15,742	27,288
Trustee fees payable	95	103	750	20	146	687
Compliance services fees payable	48	53	355	14	87	334
Listing, Data and related fees payable	1,775	959	15,143	13,197	3,426	—
Professional fees payable	8,794	8,803	9,799	8,680	8,900	9,507
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	292,060	328,224	—	—	—	—
Other liabilities	1,678	1,951	7,835	596	2,174	13,509
Total Liabilities	317,012	358,254	1,891,200	38,139	804,957	156,896
NET ASSETS	$12,732,793	$13,615,324	$111,409,976	$3,287,485	$28,376,575	$150,573,416
NET ASSETS CONSIST OF:
Paid in Capital	$10,215,374	$17,995,281	$62,990,246	$3,185,773	$14,955,351	$271,654,683
Accumulated undistributed net investment income (loss)	(144,628)	(161,546)	(728,232)	13,934	79,004	144,880
Accumulated net realized gains (losses) on investments	2,753,367	(3,478,329)	48,412,531	(20,579)	10,150,826	(135,608,114)
Net unrealized appreciation (depreciation) on:
Investments	—	(411,858)	(2,665,856)	13,943	477,150	5,604,591
Futures contracts	—	—	—	—	—	433,831
Non-exchange traded swap agreements	(91,320)	(328,224)	3,401,287	94,414	2,714,244	8,343,545
NET ASSETS	$12,732,793	$13,615,324	$111,409,976	$3,287,485	$28,376,575	$150,573,416
Shares (unlimited number of shares authorized, no par value)	225,000	349,969	1,250,000	50,000	400,000	1,225,000
Net Asset Value	$56.59	$38.90	$89.13	$65.75	$70.94	$122.92

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 205

	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$8,979,976	$11,396,799	$34,135,651	$8,691,056	$493,448,501	$140,059,577
Securities, at value	—	—	14,997,588	—	369,541,960	112,037,286
Repurchase Agreements, at value	8,979,976	11,396,799	19,138,052	8,691,056	91,571,059	7,431,976
Cash	—	1,021	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,442,000	4,577,000	9,285,094	3,746,770	1,294,069	12,060,085
Dividends and interest receivable	242	307	516	234	201,976	504,876
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	152,175
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	391,337	2,977,851	615,776	4,859,367	572,486
Prepaid expenses	932	807	1,067	816	2,067	1,539
Total Assets	13,423,150	16,367,271	46,400,168	13,054,652	467,470,498	132,760,423
LIABILITIES:
Cash overdraft	32	—	—	3	22	70,559
Payable for investments purchased	—	—	—	—	5,077,575	212,988
Payable for capital shares redeemed	—	—	2,186,855	—	—	—
Advisory fees payable	2,897	4,649	25,240	3,530	239,041	72,707
Management Services fees payable	1,032	1,257	3,876	1,056	36,124	10,744
Custodian fees payable	297	132	296	141	19,931	5,849
Administration fees payable	7,667	7,626	8,909	7,665	42,221	26,534
Trustee fees payable	110	100	263	57	2,964	726
Compliance services fees payable	31	—	109	24	1,245	402
Listing, Data and related fees payable	—	—	—	—	79,143	17,492
Professional fees payable	8,820	8,745	9,031	8,740	13,231	9,962
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,697,888	183,299	425,335	137,914	8,783,970	1,734,439
Other liabilities	2,735	1,478	3,751	1,173	40,676	21,580
Total Liabilities	1,721,509	207,286	2,663,665	160,303	14,336,143	2,183,982
NET ASSETS	$11,701,641	$16,159,985	$43,736,503	$12,894,349	$453,134,355	$130,576,441
NET ASSETS CONSIST OF:
Paid in Capital	$20,706,692	$22,145,361	$42,673,880	$5,170,825	$526,614,032	$192,164,356
Accumulated undistributed net investment income (loss)	(222,981)	(309,111)	(304,654)	(146,702)	(3,958,619)	915,204
Accumulated net realized gains (losses) on investments	(7,084,182)	(5,884,303)	(1,185,228)	7,392,364	(33,260,973)	(40,750,851)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(11)	—	(32,335,482)	(20,590,315)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(1,697,888)	208,038	2,552,516	477,862	(3,924,603)	(1,161,953)
NET ASSETS	$11,701,641	$16,159,985	$43,736,503	$12,894,349	$453,134,355	$130,576,441
Shares (unlimited number of shares authorized, no par value)	166,557	125,000	500,000	100,000	8,300,000	3,625,000
Net Asset Value	$70.26	$129.28	$87.47	$128.94	$54.59	$36.02

See accompanying notes to the financial statements.

206 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra QQQ®	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$1,330,052,674	$161,516,996	$205,131,632	$2,004,137,410	$80,816,156	$26,348,667
Securities, at value	1,174,636,910	123,845,207	162,971,910	1,673,294,722	71,182,923	22,614,592
Repurchase Agreements, at value	256,613,841	26,022,223	42,578,527	373,121,592	14,339,857	2,774,056
Cash	—	—	18,988	15,491,483	—	—
Segregated cash balances with brokers for futures contracts	2,831,400	—	81,125	2,326,500	—	—
Segregated cash balances with custodian for swap agreements	2,461,462	4,333,501	818,911	103,728,275	318,839	264,859
Dividends and interest receivable	1,498,991	230,351	179,966	3,269,315	185,037	17,923
Receivable for investments sold	—	—	35,981	—	—	4,391
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	3,885	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	86,623,847	13,066,135	7,207,424	71,482,771	2,236,008	2,418,213
Prepaid expenses	6,636	1,680	1,749	12,291	959	1,263
Total Assets	1,524,673,087	167,499,097	213,898,466	2,242,726,949	88,263,623	28,095,297
LIABILITIES:
Cash overdraft	2,021	127	—	—	24	4,707
Payable for investments purchased	24,569,191	—	9,993,345	49,987,095	1,613,676	307,566
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	867,924	94,152	76,440	1,268,825	43,034	2,746
Management Services fees payable	122,090	13,849	16,271	169,175	6,698	2,160
Custodian fees payable	16,740	4,796	4,684	70,178	1,098	9,290
Administration fees payable	60,994	29,032	31,117	68,580	18,852	16,024
Trustee fees payable	8,767	1,027	771	12,460	272	123
Compliance services fees payable	4,779	507	359	7,245	163	75
Listing, Data and related fees payable	240,069	23,345	31,380	—	7,633	—
Professional fees payable	23,276	10,405	10,103	29,748	9,127	8,891
Payable for variation margin on futures contracts	506,315	—	—	509,695	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	4,126	—	—	2,006,951	—
Other liabilities	38,904	13,902	15,238	64,012	4,508	1,910
Total Liabilities	26,461,070	195,268	10,179,708	52,187,013	3,712,036	353,492
NET ASSETS	$1,498,212,017	$167,303,829	$203,718,758	$2,190,539,936	$84,551,587	$27,741,805
NET ASSETS CONSIST OF:
Paid in Capital	$794,420,735	$73,444,965	$333,059,155	$1,291,857,936	$50,996,478	$14,462,021
Accumulated undistributed net investment income (loss)	545,914	4,405,090	1,097,667	7,342,667	253,822	16,493
Accumulated net realized gains (losses) on investments	515,476,117	88,041,331	(138,142,140)	776,751,387	28,365,606	11,805,097
Net unrealized appreciation (depreciation) on:
Investments	101,198,077	(11,649,566)	418,805	42,278,904	4,706,624	(960,019)
Futures contracts	(52,673)	—	77,847	826,271	—	—
Non-exchange traded swap agreements	86,623,847	13,062,009	7,207,424	71,482,771	229,057	2,418,213
NET ASSETS	$1,498,212,017	$167,303,829	$203,718,758	$2,190,539,936	$84,551,587	$27,741,805
Shares (unlimited number of shares authorized, no par value)	20,600,000	2,508,744	2,850,000	20,450,000	675,000	275,000
Net Asset Value	$72.73	$66.69	$71.48	$107.12	$125.26	$100.88

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 207

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro Financial Select Sector	UltraPro MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$263,982,441	$2,579,343	$21,792,018	$312,332,411	$30,892,190	$25,817,742
Securities, at value	210,889,438	1,707,547	20,063,967	268,328,890	25,542,709	24,458,075
Repurchase Agreements, at value	62,769,191	510,421	2,857,321	50,922,437	6,256,841	996,488
Cash	—	—	—	7,953	81	—
Segregated cash balances with brokers for futures contracts	—	—	—	655,930	—	79,200
Segregated cash balances with custodian for swap agreements	1,130,579	24,221	1,052,534	30,585,785	1,322,379	4,282,200
Dividends and interest receivable	326,157	5,341	94,047	648,602	40,322	42,275
Receivable for investments sold	17,930,120	—	—	—	2,477,449	5,654,903
Due from broker	—	—	—	—	—	5,954,814
Due from counterparty	—	—	5,975	—	—	—
Receivable for capital shares issued	2,173,407	—	—	13,010,453	—	—
Receivable from Advisor	—	5,845	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	208,987	—	5,368
Unrealized appreciation on non-exchange traded swap agreements	4,636,459	241,423	1,889,771	36,937,430	3,560,260	1,668,566
Prepaid expenses	1,590	793	820	1,931	963	1,446
Total Assets	299,856,941	2,495,591	25,964,435	401,308,398	39,201,004	43,143,335
LIABILITIES:
Cash overdraft	20,403	44	—	—	—	10,349
Payable for investments purchased	—	201,279	351,421	48,705,831	1,526,870	—
Payable for capital shares redeemed	17,659,105	—	—	—	2,507,874	5,703,292
Advisory fees payable	162,044	—	8,654	190,586	11,866	17,211
Management Services fees payable	23,011	—	2,025	25,347	2,623	3,063
Custodian fees payable	5,695	584	1,855	3,908	1,169	116
Administration fees payable	34,031	15,604	15,609	33,394	15,608	15,890
Trustee fees payable	1,585	5	101	1,244	147	203
Compliance services fees payable	822	10	46	958	121	141
Listing, Data and related fees payable	36,158	341	2,498	29,952	13,941	—
Professional fees payable	11,167	8,673	8,812	11,052	8,940	9,049
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,556,882	20,652	—	—	—	—
Other liabilities	8,775	2,588	2,449	10,713	1,559	2,354
Total Liabilities	19,519,678	249,780	393,470	49,012,985	4,090,718	5,761,668
NET ASSETS	$280,337,263	$2,245,811	$25,570,965	$352,295,413	$35,110,286	$37,381,667
NET ASSETS CONSIST OF:
Paid in Capital	$127,299,832	$2,640,019	$23,368,853	$132,515,349	$15,774,424	$6,700,857
Accumulated undistributed net investment income (loss)	157,388	99,882	110,941	258,475	45,891	(54,798)
Accumulated net realized gains (losses) on investments	140,124,278	(353,486)	(927,870)	175,273,079	14,822,351	29,376,392
Net unrealized appreciation (depreciation) on:
Investments	9,676,188	(361,375)	1,129,270	6,918,916	907,360	(363,179)
Futures contracts	—	—	—	392,164	—	53,829
Non-exchange traded swap agreements	3,079,577	220,771	1,889,771	36,937,430	3,560,260	1,668,566
NET ASSETS	$280,337,263	$2,245,811	$25,570,965	$352,295,413	$35,110,286	$37,381,667
Shares (unlimited number of shares authorized, no par value)	3,175,000	50,000	475,000	3,950,000	350,004	325,000
Net Asset Value	$88.30	$44.92	$53.83	$89.19	$100.31	$115.02

See accompanying notes to the financial statements.

208 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Nasdaq Biotechnology	UltraPro QQQ®	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$55,236,974	$2,311,232,199	$132,930,366	$1,129,830,555	$73,463,359	$204,879,364
Securities, at value	40,190,222	1,788,373,857	113,594,982	801,075,601	—	175,557,296
Repurchase Agreements, at value	13,779,439	532,932,880	15,169,373	335,977,974	73,463,359	29,301,307
Cash	102	711,982	17,111	110,579,460	—	—
Segregated cash balances with brokers for futures contracts	—	4,761,900	159,005	1,876,050	20,790	29,480
Segregated cash balances with custodian for swap agreements	35,861	10,862,218	653,680	43,967,748	6,887,539	854,001
Dividends and interest receivable	21,410	1,683,315	118,026	1,082,062	1,979	789
Receivable for investments sold	—	—	25,153,584	13,280,148	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	168,124,981	—	—	—	3,105,335
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	90,745	117,415	410,274	16,982	112,417
Unrealized appreciation on non-exchange traded swap agreements	429,096	135,403,049	18,831,838	39,430,500	938,207	—
Prepaid expenses	202	7,111	1,501	6,667	1,287	2,945
Total Assets	54,456,332	2,642,952,038	173,816,515	1,347,686,484	81,330,143	208,963,570
LIABILITIES:
Cash overdraft	—	—	—	—	23	521
Payable for investments purchased	2,031,367	225,663,428	5,527,251	201,233,414	—	—
Payable for capital shares redeemed	—	—	25,212,593	13,391,855	—	—
Advisory fees payable	17,408	1,305,850	40,092	653,002	45,331	94,534
Management Services fees payable	3,801	182,548	10,850	87,066	6,362	13,973
Custodian fees payable	4,824	22,318	96,792	35,525	1,778	3,508
Administration fees payable	17,038	69,200	27,142	55,717	12,282	18,488
Trustee fees payable	276	13,250	622	6,105	415	1,160
Compliance services fees payable	134	6,953	411	3,577	290	653
Listing, Data and related fees payable	7,924	352,932	20,439	—	5,918	22,006
Professional fees payable	9,095	29,470	9,866	19,106	9,462	10,647
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	2,118,197	—	—	—	3,378,271	53,809,228
Other liabilities	5,515	45,730	6,062	26,949	4,812	7,074
Total Liabilities	4,215,579	227,691,679	30,952,120	215,512,316	3,464,944	53,981,792
NET ASSETS	$50,240,753	$2,415,260,359	$142,864,395	$1,132,174,168	$77,865,199	$154,981,778
NET ASSETS CONSIST OF:
Paid in Capital	$78,386,712	$589,453,139	$24,051,221	$321,833,998	$187,605,497	$583,201,594
Accumulated undistributed net investment income (loss)	(367,719)	(6,081,228)	(244,755)	(1,629,819)	(757,856)	(980,052)
Accumulated net realized gains (losses) on investments	(24,821,826)	1,685,838,660	104,314,047	764,226,916	(106,553,053)	(373,378,987)
Net unrealized appreciation (depreciation) on:
Investments	(1,267,313)	10,074,538	(4,166,011)	7,223,020	—	(20,761)
Futures contracts	—	572,201	78,055	1,089,553	10,675	(30,788)
Non-exchange traded swap agreements	(1,689,101)	135,403,049	18,831,838	39,430,500	(2,440,064)	(53,809,228)
NET ASSETS	$50,240,753	$2,415,260,359	$142,864,395	$1,132,174,168	$77,865,199	$154,981,778
Shares (unlimited number of shares authorized, no par value)	1,549,915	17,600,000	1,700,000	8,350,000	3,024,917	7,486,276
Net Asset Value	$32.42	$137.23	$84.04	$135.59	$25.74	$20.70

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 209

	UltraPro Short Financial Select Sector	UltraPro Short MidCap400	UltraPro Short Nasdaq Biotechnology	UltraPro Short QQQ®	UltraPro Short Russell2000	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$1,529,578	$2,010,896	$3,538,266	$811,519,302	$109,847,635	$767,783,914
Securities, at value	—	—	—	738,085,690	79,974,249	688,247,421
Repurchase Agreements, at value	1,529,578	2,010,896	3,538,266	73,353,521	29,873,140	79,460,633
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	13,200	—	168,300	74,635	1,004,850
Segregated cash balances with custodian for swap agreements	845,553	1,798,445	4,641,066	15,732,001	5,401,000	2,069,008
Dividends and interest receivable	41	54	95	1,976	805	2,141
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	6,419,761	—
Receivable from Advisor	4,067	3,305	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	78,613	—
Prepaid expenses	762	1,255	306	5,429	1,894	7,636
Total Assets	2,380,001	3,827,155	8,179,733	827,346,917	121,824,097	770,791,689
LIABILITIES:
Cash overdraft	—	19	—	—	10	745
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	26,920,773	—	1,813,874
Advisory fees payable	—	—	234	314,991	47,083	388,157
Management Services fees payable	—	—	—	45,881	7,866	51,754
Custodian fees payable	36	630	127	7,465	2,036	10,029
Administration fees payable	7,665	7,665	7,685	34,320	13,512	36,199
Trustee fees payable	11	24	29	4,072	649	4,520
Compliance services fees payable	8	17	14	1,975	380	2,010
Listing, Data and related fees payable	971	—	929	107,124	15,469	—
Professional fees payable	8,664	8,685	8,697	14,710	9,719	15,749
Payable for variation margin on futures contracts	—	2,119	—	41,310	3,557	219,738
Unrealized depreciation on non-exchange traded swap agreements	1,102,669	1,539,693	2,743,900	292,978,571	26,609,774	204,144,855
Other liabilities	781	1,065	1,370	34,883	3,028	40,831
Total Liabilities	1,120,805	1,559,917	2,762,985	320,506,075	26,713,083	206,728,461
NET ASSETS	$1,259,196	$2,267,238	$5,416,748	$506,840,842	$95,111,014	$564,063,228
NET ASSETS CONSIST OF:
Paid in Capital	$8,969,680	$30,180,574	$7,361,766	$1,771,365,530	$378,828,763	$2,672,312,649
Accumulated undistributed net investment income (loss)	(23,105)	(38,161)	(47,184)	(1,868,982)	(466,552)	(3,588,659)
Accumulated net realized gains (losses) on investments	(6,584,710)	(26,306,725)	846,066	(969,616,536)	(256,687,527)	(1,899,768,669)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	(80,091)	(246)	(75,860)
Futures contracts	—	(28,757)	—	19,492	(32,263)	(671,378)
Non-exchange traded swap agreements	(1,102,669)	(1,539,693)	(2,743,900)	(292,978,571)	(26,531,161)	(204,144,855)
NET ASSETS	$1,259,196	$2,267,238	$5,416,748	$506,840,842	$95,111,014	$564,063,228
Shares (unlimited number of shares authorized, no par value)	143,723	218,686	450,001	23,135,293	2,963,142	47,855,827
Net Asset Value	$8.76	$10.37	$12.04	$21.91	$32.10	$11.79

See accompanying notes to the financial statements.

210 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort 20+ Year Treasury	UltraShort 7-10 Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$2,287,119,924	$126,733,562	$4,166,620	$2,292,563	$1,702,575	$264,060,488
Securities, at value	2,055,046,227	94,906,748	—	—	—	232,414,796
Repurchase Agreements, at value	231,911,581	31,827,678	4,166,620	2,292,563	1,702,575	31,622,315
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	570,240	18,480	—	—	—	158,455
Segregated cash balances with custodian for swap agreements	3,506,032	2,436,766	4,138,160	244,713	103,007	5,818,960
Dividends and interest receivable	6,247	857	112	62	46	852
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	1,090	3,060	3,799	—
Receivable for variation margin on futures contracts	521,578	6,750	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	27,770,687	778,668	247	—	—	—
Prepaid expenses	12,892	1,436	780	761	763	2,073
Total Assets	2,319,345,484	129,977,383	8,307,009	2,541,159	1,810,190	270,017,451
LIABILITIES:
Cash overdraft	4,698	2,156	32	—	8	600
Payable for investments purchased	—	—	—	—	—	4,985,988
Payable for capital shares redeemed	1,750,223	—	—	—	—	—
Advisory fees payable	1,310,018	79,181	—	—	—	111,598
Management Services fees payable	174,668	10,612	—	—	—	15,780
Custodian fees payable	28,228	2,302	121	54	35	3,734
Administration fees payable	57,423	15,512	7,666	7,665	7,665	19,429
Trustee fees payable	12,010	701	50	7	11	1,328
Compliance services fees payable	6,680	359	19	2	6	789
Listing, Data and related fees payable	144,973	9,006	921	267	242	25,264
Professional fees payable	30,203	9,874	8,718	8,656	8,661	10,924
Payable for variation margin on futures contracts	—	—	—	—	—	30,587
Unrealized depreciation on non-exchange traded swap agreements	164,447,809	—	2,830,629	197,385	192,936	91,701,133
Other liabilities	114,072	8,483	19,944	1,329	3,238	41,695
Total Liabilities	168,081,005	138,186	2,868,100	215,365	212,802	96,948,849
NET ASSETS	$2,151,264,479	$129,839,197	$5,438,909	$2,325,794	$1,597,388	$173,068,602
NET ASSETS CONSIST OF:
Paid in Capital	$8,554,041,440	$441,723,159	$298,351,851	$27,186,807	$101,632,838	$1,296,672,405
Accumulated undistributed net investment income (loss)	(13,814,203)	(1,275,131)	(132,437)	(21,205)	(19,518)	(1,323,424)
Accumulated net realized gains (losses) on investments	(6,252,381,688)	(311,400,496)	(289,950,123)	(24,642,423)	(99,822,996)	(1,030,383,559)
Net unrealized appreciation (depreciation) on:
Investments	(162,116)	864	—	—	—	(23,377)
Futures contracts	258,168	12,133	—	—	—	(172,310)
Non-exchange traded swap agreements	(136,677,122)	778,668	(2,830,382)	(197,385)	(192,936)	(91,701,133)
NET ASSETS	$2,151,264,479	$129,839,197	$5,438,909	$2,325,794	$1,597,388	$173,068,602
Shares (unlimited number of shares authorized, no par value)	61,456,929	6,000,000	390,969	162,457	62,317	19,123,767
Net Asset Value	$35.00	$21.64	$13.91	$14.32	$25.63	$9.05
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 211

	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Gold Miners	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$27,102,449	$25,984,112	$21,971,630	$2,100,843	$1,048,924	$2,954,405
Securities, at value	14,991,146	19,974,660	14,991,146	—	—	—
Repurchase Agreements, at value	12,111,199	6,009,851	6,980,380	2,100,843	1,048,924	2,954,405
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	26,883,668	15,339,999	14,627,000	1,946,000	228,092	183,256
Dividends and interest receivable	326	162	188	57	28	80
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	772	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	2,746	4,056	2,616
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	20,347	8,403	22,034	4,947	—
Prepaid expenses	990	982	1,004	772	762	769
Total Assets	53,987,329	41,346,001	36,608,121	4,072,452	1,287,581	3,141,126
LIABILITIES:
Cash overdraft	4	2	2	1	1	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	18,140	11,888	11,509	—	—	—
Management Services fees payable	3,116	2,451	2,173	—	—	—
Custodian fees payable	712	653	658	109	101	54
Administration fees payable	8,308	7,682	7,635	7,657	7,665	7,665
Trustee fees payable	277	207	155	27	6	17
Compliance services fees payable	138	107	56	9	3	8
Listing, Data and related fees payable	5,550	5,035	3,579	238	156	392
Professional fees payable	9,101	9,019	8,905	8,687	8,652	8,671
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	18,582,376	10,673,920	10,553,880	801,819	190,265	343,570
Other liabilities	11,643	10,747	8,729	519	776	3,988
Total Liabilities	18,639,365	10,721,711	10,597,281	819,066	207,625	364,365
NET ASSETS	$35,347,964	$30,624,290	$26,010,840	$3,253,386	$1,079,956	$2,776,761
NET ASSETS CONSIST OF:
Paid in Capital	$1,631,746,449	$828,452,437	$274,859,466	$3,109,485	$23,242,532	$58,402,061
Accumulated undistributed net investment income (loss)	(416,710)	(525,955)	(442,613)	(30,359)	(30,211)	(33,003)
Accumulated net realized gains (losses) on investments	(1,577,399,295)	(786,649,018)	(237,860,432)	954,045	(21,947,047)	(55,248,727)
Net unrealized appreciation (depreciation) on:
Investments	(104)	399	(104)	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(18,582,376)	(10,653,573)	(10,545,477)	(779,785)	(185,318)	(343,570)
NET ASSETS	$35,347,964	$30,624,290	$26,010,840	$3,253,386	$1,079,956	$2,776,761
Shares (unlimited number of shares authorized, no par value)	1,644,832	1,710,525	812,119	212,436	35,905	160,842
Net Asset Value	$21.49	$17.90	$32.03	$15.31	$30.08	$17.26

See accompanying notes to the financial statements.

212 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$3,941,812	$24,065,205	$1,629,400	$26,198,749	$6,233,757	$41,645,210
Securities, at value	—	14,980,995	—	19,974,660	—	24,985,243
Repurchase Agreements, at value	3,941,812	9,084,509	1,629,400	6,224,488	6,233,757	16,659,794
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	13,200	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	673,304	8,396,000	683,000	15,723,000	2,760,006	14,924,000
Dividends and interest receivable	106	245	44	168	168	449
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	1,290,722	—	—	—	—
Receivable from Advisor	2,338	—	2,898	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	1,242,909	9,560	60,201	—	—
Prepaid expenses	2,308	1,050	772	927	809	262
Total Assets	4,633,068	34,996,430	2,325,674	41,983,444	8,994,740	56,569,748
LIABILITIES:
Cash overdraft	97	145	—	18	3	17
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	1,807,011	—	—	—	—
Advisory fees payable	—	11,142	—	14,831	503	23,056
Management Services fees payable	—	2,117	—	2,584	708	3,592
Custodian fees payable	674	577	75	609	160	964
Administration fees payable	7,666	7,834	7,665	7,791	7,667	8,926
Trustee fees payable	38	156	21	204	59	257
Compliance services fees payable	6	91	5	89	31	120
Listing, Data and related fees payable	—	223	27	254	103	7,323
Professional fees payable	8,688	8,931	8,674	8,967	8,741	9,081
Payable for variation margin on futures contracts	2,119	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	758,862	6,564,079	257,206	9,687,929	257,177	14,716,344
Other liabilities	3,320	6,549	1,269	7,463	2,050	5,467
Total Liabilities	781,470	8,408,855	274,942	9,730,739	277,202	14,775,147
NET ASSETS	$3,851,598	$26,587,575	$2,050,732	$32,252,705	$8,717,538	$41,794,601
NET ASSETS CONSIST OF:
Paid in Capital	$144,208,095	$87,580,749	$99,861,620	$778,152,662	$46,562,898	$93,678,671
Accumulated undistributed net investment income (loss)	(70,062)	(330,709)	(61,414)	(395,569)	(144,401)	(712,983)
Accumulated net realized gains (losses) on investments	(139,510,999)	(55,341,594)	(97,501,828)	(735,877,059)	(37,443,782)	(36,454,570)
Net unrealized appreciation (depreciation) on:
Investments	—	299	—	399	—	(173)
Futures contracts	(16,574)	—	—	—	—	—
Non-exchange traded swap agreements	(758,862)	(5,321,170)	(247,646)	(9,627,728)	(257,177)	(14,716,344)
NET ASSETS	$3,851,598	$26,587,575	$2,050,732	$32,252,705	$8,717,538	$41,794,601
Shares (unlimited number of shares authorized, no par value)	204,498	2,574,902	87,428	3,569,744	324,913	1,834,998
Net Asset Value	$18.83	$10.33	$23.46	$9.04	$26.83	$22.78

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 213

	UltraShort Oil & Gas	UltraShort QQQ®	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$18,968,431	$407,687,565	$31,193,803	$158,843,305	$1,413,520,223	$3,026,849
Securities, at value	—	353,120,578	14,991,146	143,893,161	1,228,892,207	—
Repurchase Agreements, at value	18,968,431	54,536,550	16,202,553	14,951,174	184,492,405	3,026,849
Cash	—	—	—	310,000	—	—
Segregated cash balances with brokers for futures contracts	—	44,550	—	110,330	1,831,500	—
Segregated cash balances with custodian for swap agreements	1,576,460	78,148	5,202,271	5,874,594	2,787,451	89,078
Dividends and interest receivable	511	1,469	436	403	4,970	82
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	1,734,986	2,102,389	—
Receivable from Advisor	—	—	—	—	—	3,099
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	828,865	—	—	—	—	22,983
Prepaid expenses	938	2,259	947	1,668	10,435	785
Total Assets	21,375,205	407,783,554	36,397,353	166,876,316	1,420,121,357	3,142,876
LIABILITIES:
Cash overdraft	8	812	6	—	3,962	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	4,276,826	—
Advisory fees payable	9,654	182,992	13,955	78,429	739,658	—
Management Services fees payable	1,938	27,086	2,636	12,217	98,620	—
Custodian fees payable	588	4,344	523	3,039	22,069	155
Administration fees payable	7,548	25,740	7,793	16,773	47,966	7,667
Trustee fees payable	134	2,177	168	1,109	7,766	50
Compliance services fees payable	60	885	97	658	2,658	22
Listing, Data and related fees payable	3,340	56,638	4,069	23,900	—	630
Professional fees payable	8,910	11,878	8,948	10,413	21,090	8,702
Payable for variation margin on futures contracts	—	10,933	—	11,587	400,517	—
Unrealized depreciation on non-exchange traded swap agreements	86,797	88,643,409	4,333,787	29,473,230	285,564,892	33,374
Other liabilities	24,596	36,921	21,923	17,823	117,976	1,951
Total Liabilities	143,573	89,003,815	4,393,905	29,649,178	291,304,000	52,551
NET ASSETS	$21,231,632	$318,779,739	$32,003,448	$137,227,138	$1,128,817,357	$3,090,325
NET ASSETS CONSIST OF:
Paid in Capital	$322,178,242	$2,593,497,599	$3,439,620,928	$1,413,592,036	$8,190,060,412	$86,788,190
Accumulated undistributed net investment income (loss)	(372,020)	(2,152,202)	(294,625)	(1,055,265)	(10,444,569)	(36,492)
Accumulated net realized gains (losses) on investments	(301,316,658)	(2,183,897,922)	(3,402,988,964)	(1,245,790,754)	(6,763,849,308)	(83,650,982)
Net unrealized appreciation (depreciation) on:
Investments	—	(30,437)	(104)	1,030	(135,611)	—
Futures contracts	—	6,110	—	(46,679)	(1,248,675)	—
Non-exchange traded swap agreements	742,068	(88,643,409)	(4,333,787)	(29,473,230)	(285,564,892)	(10,391)
NET ASSETS	$21,231,632	$318,779,739	$32,003,448	$137,227,138	$1,128,817,357	$3,090,325
Shares (unlimited number of shares authorized, no par value)	517,108	23,537,763	1,095,837	7,909,437	26,846,068	300,984
Net Asset Value	$41.06	$13.54	$29.20	$17.35	$42.05	$10.27

See accompanying notes to the financial statements.

214 :: NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$2,564,666	$3,325,282	$5,481,845
Securities, at value	—	—	—
Repurchase Agreements, at value	2,564,666	3,325,282	5,481,845
Cash	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—
Segregated cash balances with custodian for swap agreements	459,382	545,392	1,995,796
Dividends and interest receivable	69	90	148
Receivable for investments sold	—	—	—
Due from broker	—	—	—
Due from counterparty	—	—	—
Receivable for capital shares issued	—	—	—
Receivable from Advisor	3,015	2,605	—
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	712	—
Prepaid expenses	1,143	769	803
Total Assets	3,028,275	3,874,850	7,478,592
LIABILITIES:
Cash overdraft	1	4	3
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	—	—
Advisory fees payable	—	—	220
Management Services fees payable	—	—	—
Custodian fees payable	52	46	122
Administration fees payable	7,665	7,665	7,666
Trustee fees payable	17	20	45
Compliance services fees payable	7	5	25
Listing, Data and related fees payable	—	479	1,053
Professional fees payable	8,670	8,672	8,718
Payable for variation margin on futures contracts	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	306,102	64,570	444,567
Other liabilities	1,255	4,997	3,095
Total Liabilities	323,769	86,458	465,514
NET ASSETS	$2,704,506	$3,788,392	$7,013,078
NET ASSETS CONSIST OF:
Paid in Capital	$59,028,346	$82,908,693	$29,507,458
Accumulated undistributed net investment income (loss)	(32,480)	(39,935)	(70,687)
Accumulated net realized gains (losses) on investments	(55,985,258)	(79,016,508)	(21,979,126)
Net unrealized appreciation (depreciation) on:
Futures contracts	—	—	—
Non-exchange traded swap agreements	(306,102)	(63,858)	(444,567)
NET ASSETS	$2,704,506	$3,788,392	$7,013,078
Shares (unlimited number of shares authorized, no par value)	173,326	228,079	312,490
Net Asset Value	$15.60	$16.61	$22.44

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2017 (UNAUDITED) :: 215

STATEMENTS OF OPERATIONS

216 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short 20+ Year Treasury	Short 7-10 Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,028,117	160,595	9,567	1,568,939	112,767	30,626
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	3,028,117	160,595	9,567	1,568,939	112,767	30,626
EXPENSES:
Advisory fees (Note 4)	2,306,646	135,237	7,290	982,377	92,153	25,723
Management Services fees (Note 4)	307,551	18,031	972	130,983	12,287	3,430
Professional fees	17,140	9,091	8,643	12,216	8,956	8,713
Administration fees (Note 5)	69,128	15,494	15,230	46,311	15,231	15,230
Custodian fees (Note 6)	18,699	1,986	53	7,765	763	247
Printing and Shareholder reports	33,127	1,462	320	26,043	4,455	1,132
Listing, Data and related fees (Note 7)	28,756	5,787	4,823	58,329	9,497	7,692
Trustees fees (Note 8)	8,312	462	29	3,476	331	97
Compliance services fees (Note 4)	2,241	118	10	1,003	99	27
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	19,593	2,854	1,910	8,611	2,494	2,066
Total Gross Expenses before fees waived and/or reimbursed	2,811,193	190,522	39,280	1,277,114	146,266	64,357
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(19,216)	(30,053)	(33,695)	(29,632)	(31,801)
Total Net Expenses	2,811,193	171,306	9,227	1,243,419	116,634	32,556
Net Investment Income (Loss)	216,924	(10,711)	340	325,520	(3,867)	(1,930)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	(320,610)	4,752	—	(998,807)	—	—
Expiration or closing of non-exchange traded swap agreements	(22,305,483)	(389,311)	(1,069,048)	(34,329,855)	(12,459,916)	(759,369)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(22,626,093)	(384,559)	(1,069,048)	(35,328,662)	(12,459,916)	(759,369)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	13,911	7,145	—	2,463	(69)	—
Futures contracts	136,240	10,223	—	(253,141)	—	—
Non-exchange traded swap agreements	11,372,974	701,109	802,701	(4,211,456)	8,794,874	(223,554)
Change in net unrealized appreciation/depreciation	11,523,125	718,477	802,701	(4,462,134)	8,794,805	(223,554)
Net realized and unrealized gain (loss)	(11,102,968)	333,918	(266,347)	(39,790,796)	(3,665,111)	(982,923)
Change in Net Assets Resulting from Operations	$(10,886,044)	$323,207	$(266,007)	$(39,465,276)	$(3,668,978)	$(984,853)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 217

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ®
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	602,227	64,943	123,764	672,424	13,037	1,986,402
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	602,227	64,943	123,764	672,424	13,037	1,986,402
EXPENSES:
Advisory fees (Note 4)	449,019	51,856	97,208	550,350	12,091	1,314,516
Management Services fees (Note 4)	59,869	6,914	12,961	73,379	1,612	175,268
Professional fees	10,329	8,814	9,048	10,740	8,663	13,416
Administration fees (Note 5)	29,853	15,230	15,231	28,255	15,230	52,967
Custodian fees (Note 6)	3,057	1,460	858	4,311	99	8,734
Printing and Shareholder reports	9,661	1,837	6,435	9,475	562	16,518
Listing, Data and related fees (Note 7)	30,756	5,688	10,296	35,678	5,099	179,702
Trustees fees (Note 8)	1,634	195	424	2,076	47	4,575
Compliance services fees (Note 4)	542	60	158	618	16	1,326
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,833	2,249	2,586	5,801	1,961	10,057
Total Gross Expenses before fees waived and/or reimbursed	599,553	94,303	155,205	720,683	45,380	1,777,079
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,856)	(28,653)	(32,127)	(24,083)	(30,070)	(112,939)
Total Net Expenses	568,697	65,650	123,078	696,600	15,310	1,664,140
Net Investment Income (Loss)	33,530	(707)	686	(24,176)	(2,273)	322,262
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	(24,831)	—	—	—	(3,802,983)
Expiration or closing of non-exchange traded swap agreements	—	(5,839,852)	(17,008,951)	(11,083,839)	(1,519,955)	(46,468,270)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	—	(5,864,683)	(17,008,951)	(11,083,839)	(1,519,955)	(50,271,253)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(715)	—	(125)	2,776	—	(10,323)
Futures contracts	—	(32,203)	—	—	—	395,896
Non-exchange traded swap agreements	(2,402,898)	4,494,415	14,999,505	(7,062,531)	1,270,749	11,279,292
Change in net unrealized appreciation/depreciation	(2,403,613)	4,462,212	14,999,380	(7,059,755)	1,270,749	11,664,865
Net realized and unrealized gain (loss)	(2,403,613)	(1,402,471)	(2,009,571)	(18,143,594)	(249,206)	(38,606,388)
Change in Net Assets Resulting from Operations	$(2,370,083)	$(1,403,178)	$(2,008,885)	$(18,167,770)	$(251,479)	$(38,284,126)

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 20+ Year Treasury	Ultra 7-10 Year Treasury
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	67,681	2,017,718	10,362,191	45,513	473,788	419,215
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	67,681	2,017,718	10,362,191	45,513	473,788	419,215
EXPENSES:
Advisory fees (Note 4)	54,876	1,261,976	6,938,049	37,355	159,793	162,566
Management Services fees (Note 4)	7,317	168,262	925,066	4,981	21,306	21,675
Professional fees	8,821	13,188	33,961	8,754	9,211	9,189
Administration fees (Note 5)	15,231	51,059	109,739	15,247	32,532	31,150
Custodian fees (Note 6)	406	10,090	51,552	376	2,468	3,171
Printing and Shareholder reports	2,600	25,203	81,506	1,219	2,396	2,928
Listing, Data and related fees (Note 7)	7,428	164,282	8,195	5,688	6,032	6,060
Trustees fees (Note 8)	199	4,420	24,580	141	572	559
Compliance services fees (Note 4)	59	1,239	7,167	33	168	130
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,248	10,436	51,405	2,216	2,987	3,030
Total Gross Expenses before fees waived and/or reimbursed	99,185	1,710,155	8,231,220	76,010	237,465	240,458
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(29,696)	(112,768)	—	(28,734)	(35,041)	(34,595)
Total Net Expenses	69,489	1,597,387	8,231,220	47,276	202,424	205,863
Net Investment Income (Loss)	(1,808)	420,331	2,130,971	(1,763)	271,364	213,352
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	(119)	—	(1,380,433)	(289,935)
Expiration or closing of futures contracts	—	(1,288,867)	(9,192,880)	—	19,102	(12,353)
Expiration or closing of non-exchange traded swap agreements	(2,784,992)	(52,890,598)	(250,054,950)	(3,577,035)	(553,855)	1,083,587
In-kind redemptions of investments	—	—	—	—	91,371	221,681
Net realized gain (loss)	(2,784,992)	(54,179,465)	(259,247,949)	(3,577,035)	(1,823,815)	1,002,980
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(1,441)	(68)	—	1,476,296	(903,172)
Futures contracts	—	(276,650)	2,114,821	—	(20,617)	(9,934)
Non-exchange traded swap agreements	1,950,562	10,592,201	78,077,325	2,078,660	925,696	(2,303,774)
Change in net unrealized appreciation/depreciation	1,950,562	10,314,110	80,192,078	2,078,660	2,381,375	(3,216,880)
Net realized and unrealized gain (loss)	(834,430)	(43,865,355)	(179,055,871)	(1,498,375)	557,560	(2,213,900)
Change in Net Assets Resulting from Operations	$(836,238)	$(43,445,024)	$(176,924,900)	$(1,500,138)	$828,924	$(2,000,548)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 219

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$401,097	$139,623	$100,730	$2,994,836	$7,186,947	$—
Interest	15,959	4,909	5,284	221,675	207,732	126,293
Foreign withholding tax on income	—	—	—	—	(722)	—
Total Investment Income	417,056	144,532	106,014	3,216,511	7,393,957	126,293
EXPENSES:
Advisory fees (Note 4)	224,444	52,717	76,461	1,307,923	3,192,044	188,071
Management Services fees (Note 4)	29,926	7,029	10,195	174,388	425,009	25,076
Professional fees	9,434	8,818	8,908	13,215	20,192	9,273
Administration fees (Note 5)	38,540	31,182	31,334	74,750	103,979	19,637
Custodian fees (Note 6)	3,686	2,995	7,706	10,804	31,792	1,089
Printing and Shareholder reports	4,483	1,030	1,274	10,956	36,114	3,639
Listing, Data and related fees (Note 7)	16,405	7,246	8,512	74,191	174,441	28,256
Trustees fees (Note 8)	789	194	282	4,425	11,132	616
Compliance services fees (Note 4)	215	55	79	1,161	3,044	172
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	22,062	—
Other fees	3,432	2,233	2,408	10,501	23,718	2,984
Total Gross Expenses before fees waived and/or reimbursed	331,354	113,499	147,159	1,682,314	4,043,527	278,813
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(46,667)	(46,723)	(50,283)	(23,168)	—	(40,229)
Total Net Expenses	284,687	66,776	96,876	1,659,146	4,043,527	238,584
Net Investment Income (Loss)	132,369	77,756	9,138	1,557,365	3,350,430	(112,291)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	759,163	14,583	(158,384)	1,112,284	1,168,712	—
Expiration or closing of futures contracts	—	—	—	894,997	—	—
Expiration or closing of non-exchange traded swap agreements	23,910,053	2,514,101	5,123,451	70,728,762	176,602,277	17,280,182
In-kind redemptions of investments	1,912,725	603,419	1,224,402	19,546,624	14,571,058	—
Net realized gain (loss)	26,581,941	3,132,103	6,189,469	92,282,667	192,342,047	17,280,182
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	2,284,561	(619,199)	(623,428)	15,569,554	78,937,982	—
Futures contracts	—	—	—	1,807,948	—	—
Non-exchange traded swap agreements	(13,725,601)	(2,394,245)	(4,264,939)	(4,429,917)	(36,818,010)	(4,489,118)
Change in net unrealized appreciation/depreciation	(11,441,040)	(3,013,444)	(4,888,367)	12,947,585	42,119,972	(4,489,118)
Net realized and unrealized gain (loss)	15,140,901	118,659	1,301,102	105,230,252	234,462,019	12,791,064
Change in Net Assets Resulting from Operations	$15,273,270	$196,415	$1,310,240	$106,787,617	$237,812,449	$12,678,773

See accompanying notes to the financial statements.

220 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra FTSE Europe	Ultra Gold Miners	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$601,816	$60,389	$156,675	$903,341
Interest	43,558	21,856	25,669	557	6,239	29,280
Foreign withholding tax on income	—	—	—	—	(5)	(500)
Total Investment Income	43,558	21,856	627,485	60,946	162,909	932,121
EXPENSES:
Advisory fees (Note 4)	52,792	51,381	385,860	12,314	88,645	521,452
Management Services fees (Note 4)	7,039	6,851	51,448	1,642	11,819	69,526
Professional fees	8,806	8,813	10,044	8,660	8,935	22,990
Administration fees (Note 5)	15,231	31,026	48,635	31,028	31,329	55,767
Custodian fees (Note 6)	307	375	7,990	79	12,322	25,379
Printing and Shareholder reports	1,139	1,338	5,217	195	1,388	7,278
Listing, Data and related fees (Note 7)	6,546	7,174	25,014	30,756	9,162	5,688
Trustees fees (Note 8)	182	189	1,357	42	306	1,840
Compliance services fees (Note 4)	51	52	379	11	83	528
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,190	2,240	4,388	1,948	2,461	5,477
Total Gross Expenses before fees waived and/or reimbursed	94,283	109,439	540,332	86,675	166,450	715,925
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(27,377)	(44,364)	(51,140)	(71,077)	(54,041)	(54,773)
Total Net Expenses	66,906	65,075	489,192	15,598	112,409	661,152
Net Investment Income (Loss)	(23,348)	(43,219)	138,293	45,348	50,500	270,969
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(957,419)	(98,477)	—	(36,718)	(276,655)
Expiration or closing of futures contracts	—	—	—	—	—	(37,119)
Expiration or closing of non-exchange traded swap agreements	4,470,909	(2,660,570)	27,503,220	241,135	6,159,582	26,186,994
In-kind redemptions of investments	—	—	7,494,399	—	1,878,461	4,682,483
Net realized gain (loss)	4,470,909	(3,617,989)	34,899,142	241,135	8,001,325	30,555,703
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	655,586	(577,931)	(23,632)	135,830	6,329,400
Futures contracts	—	—	—	—	—	395,120
Non-exchange traded swap agreements	(3,008,015)	2,656,394	(15,899,400)	(182,824)	(2,575,683)	(11,043,764)
Change in net unrealized appreciation/depreciation	(3,008,015)	3,311,980	(16,477,331)	(206,456)	(2,439,853)	(4,319,244)
Net realized and unrealized gain (loss)	1,462,894	(306,009)	18,421,811	34,679	5,561,472	26,236,459
Change in Net Assets Resulting from Operations	$1,439,546	$(349,228)	$18,560,104	$80,027	$5,611,972	$26,507,428
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 221

	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$764,526	$2,205,016
Interest	46,674	30,092	105,772	26,914	463,616	64,558
Foreign withholding tax on income	—	—	—	—	—	(595)
Total Investment Income	46,674	30,092	105,772	26,914	1,228,142	2,268,979
EXPENSES:
Advisory fees (Note 4)	61,259	47,146	142,537	43,301	1,661,760	489,460
Management Services fees (Note 4)	8,168	6,286	19,005	5,773	221,566	65,261
Professional fees	8,870	8,781	9,120	8,759	14,850	10,459
Administration fees (Note 5)	15,231	16,332	16,544	15,230	84,985	52,440
Custodian fees (Note 6)	500	304	764	443	32,739	6,459
Printing and Shareholder reports	1,774	798	2,781	605	27,803	15,586
Listing, Data and related fees (Note 7)	7,701	6,784	11,620	6,580	224,553	30,539
Trustees fees (Note 8)	244	169	475	138	5,949	1,787
Compliance services fees (Note 4)	76	59	137	41	1,709	496
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,347	2,156	2,709	2,129	12,851	5,368
Total Gross Expenses before fees waived and/or reimbursed	106,170	88,815	205,692	82,999	2,288,765	677,855
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(28,477)	(29,055)	(24,922)	(28,083)	(182,511)	(57,549)
Total Net Expenses	77,693	59,760	180,770	54,916	2,106,254	620,306
Net Investment Income (Loss)	(31,019)	(29,668)	(74,998)	(28,002)	(878,112)	1,648,673
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	935,342	(8,483,011)
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	2,365,384	4,354,164	8,400,447	3,880,816	(6,466,811)	7,409,103
In-kind redemptions of investments	—	—	—	—	3,741,316	1,145,070
Net realized gain (loss)	2,365,384	4,354,164	8,400,447	3,880,816	(1,790,153)	71,162
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	(11)	—	23,952,058	13,456,135
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	844,926	(2,717,167)	(800,079)	(1,185,495)	44,033,566	3,066,356
Change in net unrealized appreciation/depreciation	844,926	(2,717,167)	(800,090)	(1,185,495)	67,985,624	16,522,491
Net realized and unrealized gain (loss)	3,210,310	1,636,997	7,600,357	2,695,321	66,195,471	16,593,653
Change in Net Assets Resulting from Operations	$3,179,291	$1,607,329	$7,525,359	$2,667,319	$65,317,359	$18,242,326

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra QQQ®	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$5,435,456	$1,999,709	$767,208	$14,292,766	$394,919	$88,803
Interest	472,790	35,832	169,768	829,538	18,753	13,555
Foreign withholding tax on income	—	—	(70)	—	—	(10)
Total Investment Income	5,908,246	2,035,541	936,906	15,122,304	413,672	102,348
EXPENSES:
Advisory fees (Note 4)	5,020,568	649,605	652,267	7,345,454	189,552	90,240
Management Services fees (Note 4)	669,404	86,613	86,968	979,387	25,273	12,032
Professional fees	26,584	10,983	11,076	34,884	9,216	8,946
Administration fees (Note 5)	119,750	57,857	61,889	135,529	34,925	31,906
Custodian fees (Note 6)	38,786	17,076	192,111	159,099	2,741	27,870
Printing and Shareholder reports	25,618	9,243	10,230	45,739	2,643	1,056
Listing, Data and related fees (Note 7)	673,838	39,080	87,054	5,688	14,544	5,688
Trustees fees (Note 8)	17,133	2,305	2,368	25,226	572	319
Compliance services fees (Note 4)	4,704	651	692	6,815	156	88
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	34,524	6,319	6,439	51,760	2,956	2,485
Total Gross Expenses before fees waived and/or reimbursed	6,630,909	879,732	1,111,094	8,789,581	282,578	180,630
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(265,615)	(56,443)	(283,864)	—	(42,137)	(66,165)
Total Net Expenses	6,365,294	823,289	827,230	8,789,581	240,441	114,465
Net Investment Income (Loss)	(457,048)	1,212,252	109,676	6,332,723	173,231	(12,117)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(528,621)	324,802	(249,514)	(2,197,592)	(94,110)	(26,833)
Expiration or closing of futures contracts	5,085,037	—	359,111	4,929,030	—	—
Expiration or closing of non-exchange traded swap agreements	332,113,243	43,533,635	41,156,337	534,423,670	18,941,408	8,645,309
In-kind redemptions of investments	117,731,935	4,991,085	12,381,248	92,964,055	6,214,832	1,544,074
Net realized gain (loss)	454,401,594	48,849,522	53,647,182	630,119,163	25,062,130	10,162,550
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(21,393,638)	(77,123)	728,548	40,350,774	(1,499,812)	585,272
Futures contracts	(4,219,504)	—	65,074	(627,710)	—	—
Non-exchange traded swap agreements	(176,772,505)	(31,781,286)	(14,691,323)	(293,421,190)	(9,146,964)	(4,544,840)
Change in net unrealized appreciation/depreciation	(202,385,647)	(31,858,409)	(13,897,701)	(253,698,126)	(10,646,776)	(3,959,568)
Net realized and unrealized gain (loss)	252,015,947	16,991,113	39,749,481	376,421,037	14,415,354	6,202,982
Change in Net Assets Resulting from Operations	$251,558,899	$18,203,365	$39,859,157	$382,753,760	$14,588,585	$6,190,865

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 223

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro Financial Select Sector	UltraPro MidCap400
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$1,165,974	$52,511	$224,714	$1,158,971	$154,824	$140,761
Interest	48,927	2,377	4,537	130,351	7,002	6,535
Foreign withholding tax on income	—	—	—	—	—	(63)
Total Investment Income	1,214,901	54,888	229,251	1,289,322	161,826	147,233
EXPENSES:
Advisory fees (Note 4)	913,670	14,207	64,595	811,048	100,642	136,466
Management Services fees (Note 4)	121,822	1,894	8,613	108,139	13,419	18,195
Professional fees	11,766	8,676	8,835	11,247	8,961	9,113
Administration fees (Note 5)	66,424	31,058	31,067	58,694	31,066	31,555
Custodian fees (Note 6)	19,230	613	1,535	8,713	2,626	4,191
Printing and Shareholder reports	11,586	716	1,802	7,491	1,487	1,517
Listing, Data and related fees (Note 7)	53,164	5,138	7,879	46,453	16,106	5,688
Trustees fees (Note 8)	2,977	73	209	2,550	333	482
Compliance services fees (Note 4)	829	16	61	622	81	128
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	7,397	1,989	2,245	7,060	2,618	2,837
Total Gross Expenses before fees waived and/or reimbursed	1,208,865	64,380	126,841	1,062,017	177,339	210,172
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(50,127)	(46,401)	(44,970)	(32,399)	(49,532)	(37,054)
Total Net Expenses	1,158,738	17,979	81,871	1,029,618	127,807	173,118
Net Investment Income (Loss)	56,163	36,909	147,380	259,704	34,019	(25,885)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	139,460	2,322	(27,434)	(12,346)	21,746	140,341
Expiration or closing of futures contracts	—	—	—	942,923	—	75,767
Expiration or closing of non-exchange traded swap agreements	97,646,739	54,488	2,063,349	151,066,414	11,323,094	24,889,365
In-kind redemptions of investments	22,400,798	68,897	87,296	5,360,441	1,961,695	2,971,569
Net realized gain (loss)	120,186,997	125,707	2,123,211	157,357,432	13,306,535	28,077,042
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(2,526,471)	(358,449)	732,825	8,017,299	877,620	(1,226,892)
Futures contracts	—	—	—	330,771	—	27,102
Non-exchange traded swap agreements	(58,565,084)	(444,739)	(671,625)	(63,716,147)	(1,002,985)	(16,147,507)
Change in net unrealized appreciation/depreciation	(61,091,555)	(803,188)	61,200	(55,368,077)	(125,365)	(17,347,297)
Net realized and unrealized gain (loss)	59,095,442	(677,481)	2,184,411	101,989,355	13,181,170	10,729,745
Change in Net Assets Resulting from Operations	$59,151,605	$(640,572)	$2,331,791	$102,249,059	$13,215,189	$10,703,860

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Nasdaq Biotechnology	UltraPro QQQ®	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$76,137	$5,392,056	$413,119	$3,342,083	$—	$—
Interest	31,500	797,313	63,938	487,853	353,728	1,334,544
Foreign withholding tax on income	—	—	(40)	—	—	—
Total Investment Income	107,637	6,189,369	477,017	3,829,936	353,728	1,334,544
EXPENSES:
Advisory fees (Note 4)	165,098	7,445,008	445,202	3,604,948	296,170	701,966
Management Services fees (Note 4)	22,013	992,660	59,360	480,656	39,489	93,595
Professional fees	9,214	34,240	10,273	21,209	9,713	11,211
Administration fees (Note 5)	36,583	135,918	54,176	103,989	24,471	40,924
Custodian fees (Note 6)	7,930	65,650	257,335	92,266	3,242	6,465
Printing and Shareholder reports	3,634	33,323	3,959	19,552	3,511	16,244
Listing, Data and related fees (Note 7)	24,117	995,455	60,826	5,688	7,396	41,873
Trustees fees (Note 8)	574	24,311	1,607	12,082	1,067	2,526
Compliance services fees (Note 4)	161	6,735	430	3,254	285	688
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	54,723	—	—
Other fees	2,930	46,929	5,100	25,412	4,109	7,420
Total Gross Expenses before fees waived and/or reimbursed	272,254	9,780,229	898,268	4,423,779	389,453	922,912
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(62,914)	(336,441)	(333,266)	—	(14,454)	(35,744)
Total Net Expenses	209,340	9,443,788	565,002	4,423,779	374,999	887,168
Net Investment Income (Loss)	(101,703)	(3,254,419)	(87,985)	(593,843)	(21,271)	447,376
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(473,810)	(485,047)	(682,626)	(104,850)	—	(40)
Expiration or closing of futures contracts	—	7,215,308	(41,701)	2,943,857	(88,424)	(1,199,037)
Expiration or closing of non-exchange traded swap agreements	1,531,500	1,235,425,604	55,464,600	711,899,952	(2,865,684)	(120,499,060)
In-kind redemptions of investments	1,255,529	144,894,411	6,230,873	28,387,114	—	—
Net realized gain (loss)	2,313,219	1,387,050,276	60,971,146	743,126,073	(2,954,108)	(121,698,137)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	2,671,974	(44,230,683)	2,454,565	6,020,926	—	(5,719)
Futures contracts	—	(6,532,709)	75,553	(106,468)	15,251	(16,569)
Non-exchange traded swap agreements	5,611,839	(758,051,939)	(21,318,520)	(471,235,620)	(2,158,716)	37,960,822
Change in net unrealized appreciation/depreciation	8,283,813	(808,815,331)	(18,788,402)	(465,321,162)	(2,143,465)	37,938,534
Net realized and unrealized gain (loss)	10,597,032	578,234,945	42,182,744	277,804,911	(5,097,573)	(83,759,603)
Change in Net Assets Resulting from Operations	$10,495,329	$574,980,526	$42,094,759	$277,211,068	$(5,118,844)	$(83,312,227)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 225

	UltraPro Short Financial Select Sector	UltraPro Short MidCap400	UltraPro Short Nasdaq Biotechnology	UltraPro Short QQQ®	UltraPro Short Russell2000	UltraPro Short S&P500®
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	7,515	13,227	10,848	4,640,581	592,883	4,554,618
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	7,515	13,227	10,848	4,640,581	592,883	4,554,618
EXPENSES:
Advisory fees (Note 4)	6,086	11,375	21,101	2,166,226	365,617	2,590,046
Management Services fees (Note 4)	811	1,517	2,814	288,828	48,749	345,337
Professional fees	8,637	8,657	8,694	16,493	9,920	18,218
Administration fees (Note 5)	15,230	15,230	14,401	72,740	28,697	77,971
Custodian fees (Note 6)	59	1,157	186	14,917	3,997	19,115
Printing and Shareholder reports	446	574	772	25,946	6,086	31,410
Listing, Data and related fees (Note 7)	5,297	5,688	4,772	295,707	50,745	6,941
Trustees fees (Note 8)	20	41	77	7,529	1,265	9,260
Compliance services fees (Note 4)	6	9	22	2,067	335	2,647
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,975	1,952	2,024	17,251	4,651	20,510
Total Gross Expenses before fees waived and/or reimbursed	38,567	46,200	54,863	2,907,704	520,062	3,121,455
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,883)	(31,815)	(28,183)	(168,228)	(57,942)	—
Total Net Expenses	7,684	14,385	26,680	2,739,476	462,120	3,121,455
Net Investment Income (Loss)	(169)	(1,158)	(15,832)	1,901,105	130,763	1,433,163
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	(173)	(179)	(214)
Expiration or closing of futures contracts	—	(14,902)	—	(6,403,439)	(740,158)	(5,072,698)
Expiration or closing of non-exchange traded swap agreements	(976,057)	(1,254,887)	1,239,772	(220,868,747)	(64,607,825)	(272,800,809)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(976,057)	(1,269,789)	1,239,772	(227,272,359)	(65,348,162)	(277,873,721)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	(49,127)	19,209	213
Futures contracts	—	(30,433)	—	312,356	(152,654)	(337,458)
Non-exchange traded swap agreements	3,873	370,079	(3,332,724)	42,098,033	26,698,693	74,564,949
Change in net unrealized appreciation/depreciation	3,873	339,646	(3,332,724)	42,361,262	26,565,248	74,227,704
Net realized and unrealized gain (loss)	(972,184)	(930,143)	(2,092,952)	(184,911,097)	(38,782,914)	(203,646,017)
Change in Net Assets Resulting from Operations	$(972,353)	$(931,301)	$(2,108,784)	$(183,009,992)	$(38,652,151)	$(202,212,854)

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort 20+ Year Treasury	UltraShort 7-10 Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	11,153,046	569,469	25,402	10,092	10,402	1,471,797
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	11,153,046	569,469	25,402	10,092	10,402	1,471,797
EXPENSES:
Advisory fees (Note 4)	7,791,130	477,524	25,775	7,232	6,788	789,683
Management Services fees (Note 4)	1,038,810	63,669	3,437	964	905	105,290
Professional fees	37,284	10,394	8,713	8,642	8,641	11,537
Administration fees (Note 5)	115,426	30,722	15,231	15,230	15,230	40,104
Custodian fees (Note 6)	54,538	4,235	222	52	48	7,042
Printing and Shareholder reports	86,473	6,012	2,273	544	953	26,456
Listing, Data and related fees (Note 7)	84,860	9,210	5,852	4,844	4,796	46,551
Trustees fees (Note 8)	27,699	1,721	95	24	25	2,840
Compliance services fees (Note 4)	7,697	489	28	8	7	761
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	57,276	5,158	2,039	1,916	1,918	7,862
Total Gross Expenses before fees waived and/or reimbursed	9,301,193	609,134	63,665	39,456	39,311	1,038,126
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(4,229)	(31,068)	(30,299)	(30,717)	(39,357)
Total Net Expenses	9,301,193	604,905	32,597	9,157	8,594	998,769
Net Investment Income (Loss)	1,851,853	(35,436)	(7,195)	935	1,808	473,028
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	(16)
Expiration or closing of futures contracts	(2,333,110)	18,486	—	—	—	(1,162,547)
Expiration or closing of non-exchange traded swap agreements	(85,811,782)	5,334,824	(1,402,560)	(698,103)	(664,975)	(50,897,499)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(88,144,892)	5,353,310	(1,402,560)	(698,103)	(664,975)	(52,060,062)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(8,335)	1,610	—	—	—	4,496
Futures contracts	324,776	14,269	—	—	—	(136,284)
Non-exchange traded swap agreements	13,575,179	(2,947,165)	(611,725)	564,211	484,204	(10,929,618)
Change in net unrealized appreciation/depreciation	13,891,620	(2,931,286)	(611,725)	564,211	484,204	(11,061,406)
Net realized and unrealized gain (loss)	(74,253,272)	2,422,024	(2,014,285)	(133,892)	(180,771)	(63,121,468)
Change in Net Assets Resulting from Operations	$(72,401,419)	$2,386,588	$(2,021,480)	$(132,957)	$(178,963)	$(62,648,440)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 227

	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Gold Miners	UltraShort Health Care	UltraShort Industrials
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	217,687	151,068	121,982	14,816	5,129	15,540
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	217,687	151,068	121,982	14,816	5,129	15,540
EXPENSES:
Advisory fees (Note 4)	158,783	137,220	108,519	13,364	4,720	10,783
Management Services fees (Note 4)	21,171	18,296	14,469	1,782	629	1,438
Professional fees	9,196	9,132	9,031	8,669	8,633	8,654
Administration fees (Note 5)	17,422	16,097	15,231	15,230	15,230	15,230
Custodian fees (Note 6)	1,262	1,133	929	167	127	78
Printing and Shareholder reports	9,428	8,460	7,164	447	309	710
Listing, Data and related fees (Note 7)	12,903	21,815	8,775	5,147	4,705	5,022
Trustees fees (Note 8)	566	508	408	51	18	38
Compliance services fees (Note 4)	159	146	122	15	5	11
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,017	2,897	2,694	2,025	1,910	1,943
Total Gross Expenses before fees waived and/or reimbursed	233,907	215,704	167,342	46,897	36,286	43,907
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,106)	(42,224)	(29,977)	(29,968)	(30,313)	(30,264)
Total Net Expenses	200,801	173,480	137,365	16,929	5,973	13,643
Net Investment Income (Loss)	16,886	(22,412)	(15,383)	(2,113)	(844)	1,897
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(21,556,534)	(9,928,816)	(7,619,152)	(431,910)	232,069	(2,050,899)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(21,556,534)	(9,928,816)	(7,619,152)	(431,910)	232,069	(2,050,899)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	7,186	399	(104)	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	8,734,584	(2,198,093)	3,953,002	441,490	(474,848)	1,384,455
Change in net unrealized appreciation/depreciation	8,741,770	(2,197,694)	3,952,898	441,490	(474,848)	1,384,455
Net realized and unrealized gain (loss)	(12,814,764)	(12,126,510)	(3,666,254)	9,580	(242,779)	(666,444)
Change in Net Assets Resulting from Operations	$(12,797,878)	$(12,148,922)	$(3,681,637)	$7,467	$(243,623)	$(664,547)

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	23,881	124,218	16,284	181,561	33,354	185,630
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	23,881	124,218	16,284	181,561	33,354	185,630
EXPENSES:
Advisory fees (Note 4)	19,127	102,557	12,925	126,816	35,581	170,400
Management Services fees (Note 4)	2,550	13,674	1,723	16,909	4,744	22,720
Professional fees	8,691	8,989	8,667	9,093	8,748	9,250
Administration fees (Note 5)	15,231	15,232	15,230	15,303	15,232	14,411
Custodian fees (Note 6)	1,176	969	101	1,028	265	1,403
Printing and Shareholder reports	1,181	4,874	730	5,378	1,300	3,815
Listing, Data and related fees (Note 7)	5,688	9,904	5,123	11,198	6,332	24,833
Trustees fees (Note 8)	72	367	49	462	130	621
Compliance services fees (Note 4)	23	99	16	134	36	181
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,002	2,667	1,957	2,735	2,117	3,080
Total Gross Expenses before fees waived and/or reimbursed	55,741	159,332	46,521	189,056	74,485	250,714
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(31,537)	(29,617)	(30,163)	(28,658)	(29,477)	(35,142)
Total Net Expenses	24,204	129,715	16,358	160,398	45,008	215,572
Net Investment Income (Loss)	(323)	(5,497)	(74)	21,163	(11,654)	(29,942)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	(25,185)	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(4,455,899)	(22,308,787)	(1,471,512)	(7,874,533)	(7,350,259)	(7,898,784)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(4,481,084)	(22,308,787)	(1,471,512)	(7,874,533)	(7,350,259)	(7,898,784)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(119)	—	7,689	—	(173)
Futures contracts	(17,762)	—	—	—	—	—
Non-exchange traded swap agreements	3,528,607	16,226,936	959,314	(581,907)	5,014,093	(3,737,061)
Change in net unrealized appreciation/depreciation	3,510,845	16,226,817	959,314	(574,218)	5,014,093	(3,737,234)
Net realized and unrealized gain (loss)	(970,239)	(6,081,970)	(512,198)	(8,448,751)	(2,336,166)	(11,636,018)
Change in Net Assets Resulting from Operations	$(970,562)	$(6,087,467)	$(512,272)	$(8,427,588)	$(2,347,820)	$(11,665,960)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 229

	UltraShort Oil & Gas	UltraShort QQQ®	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	113,987	2,205,361	144,621	1,013,886	8,443,079	21,104
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	113,987	2,205,361	144,621	1,013,886	8,443,079	21,104
EXPENSES:
Advisory fees (Note 4)	102,397	1,221,216	115,315	594,225	5,036,259	15,816
Management Services fees (Note 4)	13,653	162,828	15,375	79,229	671,496	2,109
Professional fees	9,004	13,133	9,014	10,736	27,911	8,672
Administration fees (Note 5)	15,233	50,996	15,233	36,830	98,851	15,232
Custodian fees (Note 6)	950	8,748	932	5,538	37,627	205
Printing and Shareholder reports	5,439	23,835	13,867	14,381	74,696	1,161
Listing, Data and related fees (Note 7)	9,895	167,262	10,584	79,702	10,702	5,356
Trustees fees (Note 8)	385	4,325	388	2,067	18,733	54
Compliance services fees (Note 4)	113	1,253	109	541	5,622	13
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,647	10,008	2,695	6,089	38,003	2,004
Total Gross Expenses before fees waived and/or reimbursed	159,716	1,663,604	183,512	829,338	6,019,900	50,622
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,090)	(118,403)	(37,547)	(77,676)	—	(30,643)
Total Net Expenses	129,626	1,545,201	145,965	751,662	6,019,900	19,979
Net Investment Income (Loss)	(15,639)	660,160	(1,344)	262,224	2,423,179	1,125
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	(160)	(96)	—
Expiration or closing of futures contracts	—	(3,031,925)	—	(731,644)	(6,955,967)	—
Expiration or closing of non-exchange traded swap agreements	(5,082,981)	(108,107,641)	(6,706,493)	(77,725,508)	(390,262,253)	(5,304,353)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(5,082,981)	(111,139,566)	(6,706,493)	(78,457,312)	(397,218,316)	(5,304,353)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(522)	7,333	(626)	27,922	30,021	—
Futures contracts	—	69,310	—	(132,693)	(719,081)	—
Non-exchange traded swap agreements	1,429,135	40,491,742	2,800,712	38,599,285	135,787,525	3,145,605
Change in net unrealized appreciation/depreciation	1,428,613	40,568,385	2,800,086	38,494,514	135,098,465	3,145,605
Net realized and unrealized gain (loss)	(3,654,368)	(70,571,181)	(3,906,407)	(39,962,798)	(262,119,851)	(2,158,748)
Change in Net Assets Resulting from Operations	$(3,670,007)	$(69,911,021)	$(3,907,751)	$(39,700,574)	$(259,696,672)	$(2,157,623)
See accompanying notes to the financial statements.

230 :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017	Six Months Ended November 30, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—
Interest	12,387	16,276	31,131
Foreign withholding tax on income	—	—	—
Total Investment Income	12,387	16,276	31,131
EXPENSES:
Advisory fees (Note 4)	9,732	12,411	29,342
Management Services fees (Note 4)	1,297	1,655	3,912
Professional fees	8,652	8,665	8,726
Administration fees (Note 5)	15,230	15,230	15,231
Custodian fees (Note 6)	66	85	211
Printing and Shareholder reports	737	1,096	1,275
Listing, Data and related fees (Note 7)	5,688	5,111	6,037
Trustees fees (Note 8)	34	47	106
Compliance services fees (Note 4)	10	14	30
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—
Other fees	1,934	1,955	2,102
Total Gross Expenses before fees waived and/or reimbursed	43,380	46,269	66,972
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(31,073)	(30,575)	(29,832)
Total Net Expenses	12,307	15,694	37,140
Net Investment Income (Loss)	80	582	(6,009)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—
Expiration or closing of futures contracts	—	—	—
Expiration or closing of non-exchange traded swap agreements	(1,769,303)	(3,275,841)	(4,055,707)
In-kind redemptions of investments	—	—	—
Net realized gain (loss)	(1,769,303)	(3,275,841)	(4,055,707)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—
Futures contracts	—	—	—
Non-exchange traded swap agreements	1,033,178	2,175,686	2,983,074
Change in net unrealized appreciation/depreciation	1,033,178	2,175,686	2,983,074
Net realized and unrealized gain (loss)	(736,125)	(1,100,155)	(1,072,633)
Change in Net Assets Resulting from Operations	$(736,045)	$(1,099,573)	$(1,078,642)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2017 (UNAUDITED) :: 231

STATEMENTS OF CHANGES IN NET ASSETS

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short 20+ Year Treasury		Short 7-10 Year Treasury		Short Basic Materials
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$216,924	$(3,599,889)	$(10,711)	$(170,866)	$340	$(28,277)
Net realized gain (loss)	(22,626,093)	(64,809,647)	(384,559)	(1,572,178)	(1,069,048)	(2,958,172)
Change in net unrealized appreciation/depreciation	11,523,125	76,364,411	718,477	1,350,231	802,701	1,928,211
Change in Net Assets Resulting from Operations	(10,886,044)	7,954,875	323,207	(392,813)	(266,007)	(1,058,238)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	53,413,943	375,745,135	1,410,537	18,660,112	—	—
Cost of shares redeemed	(129,282,048)	(343,407,663)	(7,028,877)	(7,091,109)	—	(10,571,457)
Change in net assets resulting from capital transactions	(75,868,105)	32,337,472	(5,618,340)	11,569,003	—	(10,571,457)
Change in net assets	(86,754,149)	40,292,347	(5,295,133)	11,176,190	(266,007)	(11,629,695)
NET ASSETS:
Beginning of period	$675,250,463	$634,958,116	$40,012,176	$28,835,986	$2,072,043	$13,701,738
End of period	$588,496,314	$675,250,463	$34,717,043	$40,012,176	$1,806,036	$2,072,043
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,248,946)	$(5,465,870)	$(270,462)	$(259,751)	$(71,389)	$(71,729)
SHARE TRANSACTIONS:
Beginning of period	29,850,000	28,200,000	1,425,000	1,025,000	100,000	550,000
Issued	2,400,000	16,900,000	50,000	650,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,800,000)	(15,250,000)	(250,000)	(250,000)	—	(450,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	26,450,000	29,850,000	1,225,000	1,425,000	100,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 233

	Short Dow30SM		Short Financials		Short FTSE China 50
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$325,520	$(1,564,426)	$(3,867)	$(192,659)	$(1,930)	$(63,828)
Net realized gain (loss)	(35,328,662)	(28,653,324)	(12,459,916)	(110,344)	(759,369)	(3,455,628)
Change in net unrealized appreciation/depreciation	(4,462,134)	(27,576,303)	8,794,805	(6,057,636)	(223,554)	882,259
Change in Net Assets Resulting from Operations	(39,465,276)	(57,794,053)	(3,668,978)	(6,360,639)	(984,853)	(2,637,197)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	63,014,068	107,861,258	—	13,933,158	—	2,556,590
Cost of shares redeemed	(21,080,223)	(138,206,524)	(5,656,568)	(20,247,911)	(2,330,840)	(3,939,583)
Change in net assets resulting from capital transactions	41,933,845	(30,345,266)	(5,656,568)	(6,314,753)	(2,330,840)	(1,382,993)
Change in net assets	2,468,569	(88,139,319)	(9,325,546)	(12,675,392)	(3,315,693)	(4,020,190)
NET ASSETS:
Beginning of period	$257,940,079	$346,079,398	$29,265,770	$41,941,162	$9,227,982	$13,248,172
End of period	$260,408,648	$257,940,079	$19,940,224	$29,265,770	$5,912,289	$9,227,982
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,269,779)	$(2,595,299)	$(311,596)	$(307,729)	$(105,810)	$(103,880)
SHARE TRANSACTIONS:
Beginning of period	14,550,000	16,000,000	2,150,000	2,550,000	400,000	450,000
Issued	3,800,000	5,400,000	—	950,000	—	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,250,000)	(6,850,000)	(450,000)	(1,350,000)	(100,000)	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	17,100,000	14,550,000	1,700,000	2,150,000	300,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

234 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short High Yield		Short MidCap400		Short MSCI EAFE
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$33,530	$(907,562)	$(707)	$(125,801)	$686	$(392,991)
Net realized gain (loss)	—	(3,723)	(5,864,683)	(1,686,888)	(17,008,951)	(2,194,159)
Change in net unrealized appreciation/depreciation	(2,403,613)	(21,657,039)	4,462,212	(2,059,434)	14,999,380	(7,259,295)
Change in Net Assets Resulting from Operations	(2,370,083)	(22,568,324)	(1,403,178)	(3,872,123)	(2,008,885)	(9,846,445)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	47,061,783	483,927,053	—	1,369,054	12,035,943	47,422,419
Cost of shares redeemed	(52,586,813)	(534,263,886)	(1,203,466)	(12,985,752)	(16,253,618)	(105,358,176)
Change in net assets resulting from capital transactions	(5,525,030)	(50,336,833)	(1,203,466)	(11,616,698)	(4,217,675)	(57,935,757)
Change in net assets	(7,895,113)	(72,905,157)	(2,606,644)	(15,488,821)	(6,226,560)	(67,782,202)
NET ASSETS:
Beginning of period	$122,618,231	$195,523,388	$14,692,976	$30,181,797	$32,654,516	$100,436,718
End of period	$114,723,118	$122,618,231	$12,086,332	$14,692,976	$26,427,956	$32,654,516
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,523,259)	$(1,556,789)	$(223,918)	$(223,211)	$(653,414)	$(654,100)
SHARE TRANSACTIONS:
Beginning of period	5,200,000	7,300,000	1,175,000	2,025,000	1,175,000	3,025,000
Issued	2,000,000	19,150,000	—	100,000	450,000	1,450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,250,000)	(21,250,000)	(100,000)	(950,000)	(600,000)	(3,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,950,000	5,200,000	1,075,000	1,175,000	1,025,000	1,175,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 235

	Short MSCI Emerging Markets		Short Oil & Gas		Short QQQ®
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,176)	$(1,159,197)	$(2,273)	$(32,969)	$322,262	$(1,753,760)
Net realized gain (loss)	(11,083,839)	(79,129,405)	(1,519,955)	1,360,386	(50,271,253)	(61,645,238)
Change in net unrealized appreciation/depreciation	(7,059,755)	17,461,034	1,270,749	(1,738,488)	11,664,865	(18,292,355)
Change in Net Assets Resulting from Operations	(18,167,770)	(62,827,568)	(251,479)	(411,071)	(38,284,126)	(81,691,353)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	41,250,266	130,572,854	—	—	187,737,263	256,044,701
Cost of shares redeemed	(40,462,462)	(209,994,163)	—	(3,671,690)	(69,263,292)	(357,420,620)
Change in net assets resulting from capital transactions	787,804	(79,421,309)	—	(3,671,690)	118,473,971	(101,375,919)
Change in net assets	(17,379,966)	(142,248,877)	(251,479)	(4,082,761)	80,189,845	(183,067,272)
NET ASSETS:
Beginning of period	$159,020,338	$301,269,215	$3,284,244	$7,367,005	$281,284,399	$464,351,671
End of period	$141,640,372	$159,020,338	$3,032,765	$3,284,244	$361,474,244	$281,284,399
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,255,857)	$(2,231,681)	$(68,733)	$(66,460)	$(2,632,378)	$(2,954,640)
SHARE TRANSACTIONS:
Beginning of period	7,550,000	10,850,000	125,000	275,000	7,112,500	8,962,500
Issued	2,150,000	5,300,000	—	—	4,850,000	5,300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,100,000)	(8,600,000)	—	(150,000)	(1,850,000)	(7,150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,600,000	7,550,000	125,000	125,000	10,112,500	7,112,500

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

236 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate		Short Russell2000		Short S&P500®
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,808)	$(109,756)	$420,331	$(1,946,871)	$2,130,971	$(10,603,991)
Net realized gain (loss)	(2,784,992)	(5,310,335)	(54,179,465)	(67,727,734)	(259,247,949)	(262,451,131)
Change in net unrealized appreciation/depreciation	1,950,562	3,171,567	10,314,110	(22,921,152)	80,192,078	(78,892,019)
Change in Net Assets Resulting from Operations	(836,238)	(2,248,524)	(43,445,024)	(92,595,757)	(176,924,900)	(351,947,141)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	9,523,156	64,691,439	324,062,252	373,786,600	1,233,493,319
Cost of shares redeemed	—	(21,037,556)	(54,388,924)	(438,610,172)	(615,217,441)	(1,880,891,275)
Change in net assets resulting from capital transactions	—	(11,514,400)	10,302,515	(114,547,920)	(241,430,841)	(647,397,956)
Change in net assets	(836,238)	(13,762,924)	(33,142,509)	(207,143,677)	(418,355,741)	(999,345,097)
NET ASSETS:
Beginning of period	$15,087,779	$28,850,703	$345,730,059	$552,873,736	$2,013,469,100	$3,012,814,197
End of period	$14,251,541	$15,087,779	$312,587,550	$345,730,059	$1,595,113,359	$2,013,469,100
Accumulated undistributed net investment income (loss) included in end of period net assets	$(196,231)	$(194,423)	$(2,996,182)	$(3,416,513)	$(14,967,636)	$(17,098,607)
SHARE TRANSACTIONS:
Beginning of period	900,000	1,600,000	7,216,642	9,316,642	59,755,826	75,562,500
Issued	—	550,000	1,400,000	6,150,000	11,525,000	33,475,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(1,250,000)	(1,200,000)	(8,250,000)	(19,050,000)	(49,281,674)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	900,000	900,000	7,416,642	7,216,642	52,230,826	59,755,826

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 237

	Short SmallCap600		Ultra 20+ Year Treasury		Ultra 7-10 Year Treasury
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,763)	$(75,335)	$271,364	$584,548	$213,352	$290,458
Net realized gain (loss)	(3,577,035)	(195,746)	(1,823,815)	3,946,567	1,002,980	(5,084,022)
Change in net unrealized appreciation/depreciation	2,078,660	(1,959,938)	2,381,375	(8,043,491)	(3,216,880)	4,488,438
Change in Net Assets Resulting from Operations	(1,500,138)	(2,231,019)	828,924	(3,512,376)	(2,000,548)	(305,126)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(287,597)	(392,212)	(263,478)	(228,242)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(287,597)	(392,212)	(263,478)	(228,242)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,583,732	7,859,991	30,644,384	114,487,680	83,159,480	136,042,874
Cost of shares redeemed	(11,257,012)	—	(40,621,939)	(112,341,966)	(90,615,724)	(161,184,419)
Change in net assets resulting from capital transactions	(6,673,280)	7,859,991	(9,977,555)	2,145,714	(7,456,244)	(25,141,545)
Change in net assets	(8,173,418)	5,628,972	(9,436,228)	(1,758,874)	(9,720,270)	(25,674,913)
NET ASSETS:
Beginning of period	$17,345,706	$11,716,734	$48,034,543	$49,793,417	$41,310,999	$66,985,912
End of period	$9,172,288	$17,345,706	$38,598,315	$48,034,543	$31,590,729	$41,310,999
Accumulated undistributed net investment income (loss) included in end of period net assets	$(119,746)	$(117,983)	$102,837	$119,070	$65,048	$115,174
SHARE TRANSACTIONS:
Beginning of period	443,681	243,681	600,000	575,000	700,000	1,100,000
Issued	125,000	200,000	375,000	500,000	1,400,000	2,100,000
Issued in-kind	—	—	—	750,000	—	200,000
Redeemed	(300,000)	—	(475,000)	(225,000)	(900,000)	(2,000,000)
Redemption in-kind	—	—	(25,000)	(1,000,000)	(650,000)	(700,000)
Shares outstanding, end of period	268,681	443,681	475,000	600,000	550,000	700,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

238 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$132,369	$326,818	$77,756	$127,874	$9,138	$43,214
Net realized gain (loss)	26,581,941	(679,766)	3,132,103	1,187,782	6,189,469	1,015,089
Change in net unrealized appreciation/depreciation	(11,441,040)	16,099,062	(3,013,444)	1,762,099	(4,888,367)	5,304,231
Change in Net Assets Resulting from Operations	15,273,270	15,746,114	196,415	3,077,755	1,310,240	6,362,534
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,911)	(293,794)	(42,831)	(89,377)	(8,271)	(34,244)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(141,911)	(293,794)	(42,831)	(89,377)	(8,271)	(34,244)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,406,797	2,705,348	41,505,076	6,545,850	25,888,675	11,638,403
Cost of shares redeemed	(11,429,834)	(16,404,699)	(41,100,316)	(12,775,649)	(29,109,413)	(20,602,052)
Change in net assets resulting from capital transactions	(3,023,037)	(13,699,351)	404,760	(6,229,799)	(3,220,738)	(8,963,649)
Change in net assets	12,108,322	1,752,969	558,344	(3,241,421)	(1,918,769)	(2,635,359)
NET ASSETS:
Beginning of period	$55,176,240	$53,423,271	$13,585,567	$16,826,988	$21,184,014	$23,819,373
End of period	$67,284,562	$55,176,240	$14,143,911	$13,585,567	$19,265,245	$21,184,014
Accumulated undistributed net investment income (loss) included in end of period net assets	$138,235	$147,777	$72,292	$37,367	$19,014	$18,147
SHARE TRANSACTIONS:
Beginning of period	1,000,000	1,275,000	300,000	450,000	300,000	450,000
Issued	50,000	—	850,000	50,000	375,000	200,000
Issued in-kind	75,000	50,000	75,000	125,000	—	—
Redeemed	—	—	—	(125,000)	—	—
Redemption in-kind	(175,000)	(325,000)	(925,000)	(200,000)	(425,000)	(350,000)
Shares outstanding, end of period	950,000	1,000,000	300,000	300,000	250,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 239

	Ultra Dow30SM		Ultra Financials		Ultra FTSE China 50
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,557,365	$2,900,279	$3,350,430	$5,728,003	$(112,291)	$(221,118)
Net realized gain (loss)	92,282,667	28,459,608	192,342,047	56,255,143	17,280,182	794,362
Change in net unrealized appreciation/depreciation	12,947,585	63,222,120	42,119,972	157,921,399	(4,489,118)	9,055,073
Change in Net Assets Resulting from Operations	106,787,617	94,582,007	237,812,449	219,904,545	12,678,773	9,628,317
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,348,058)	(2,998,179)	(2,150,998)	(5,388,277)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,348,058)	(2,998,179)	(2,150,998)	(5,388,277)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	104,694,774	149,593,068	5,912,821	8,265,005	11,521,767	32,825,656
Cost of shares redeemed	(103,383,247)	(173,417,408)	(64,585,670)	(142,506,589)	(10,863,683)	(18,300,397)
Change in net assets resulting from capital transactions	1,311,527	(23,824,340)	(58,672,849)	(134,241,584)	658,084	14,525,259
Change in net assets	106,751,086	67,759,488	176,988,602	80,274,684	13,336,857	24,153,576
NET ASSETS:
Beginning of period	$313,390,636	$245,631,148	$771,464,675	$691,189,991	$43,258,871	$19,105,295
End of period	$420,141,722	$313,390,636	$948,453,277	$771,464,675	$56,595,728	$43,258,871
Accumulated undistributed net investment income (loss) included in end of period net assets	$742,374	$533,067	$3,029,384	$1,829,952	$(397,793)	$(285,502)
SHARE TRANSACTIONS:
Beginning of period	3,300,000	3,650,000	8,119,250	9,769,250	700,000	450,000
Issued	700,000	650,000	—	100,000	150,000	600,000
Issued in-kind	250,000	1,250,000	50,000	—	—	—
Redeemed	(150,000)	(900,000)	(200,000)	(300,000)	(150,000)	(350,000)
Redemption in-kind	(800,000)	(1,350,000)	(400,000)	(1,450,000)	—	—
Shares outstanding, end of period	3,300,000	3,300,000	7,569,250	8,119,250	700,000	700,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

240 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE Europe		Ultra Gold Miners		Ultra Health Care
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(23,348)	$(66,314)	$(43,219)	$(99,394)	$138,293	$125,192
Net realized gain (loss)	4,470,909	(861,211)	(3,617,989)	1,242,522	34,899,142	18,890,619
Change in net unrealized appreciation/depreciation	(3,008,015)	4,154,419	3,311,980	(6,024,864)	(16,477,331)	(5,625,200)
Change in Net Assets Resulting from Operations	1,439,546	3,226,894	(349,228)	(4,881,736)	18,560,104	13,390,611
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	(36,264)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	(36,264)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,417,997	757,847	14,598,786	19,138,229	141,157,086	126,639,322
Cost of shares redeemed	(6,882,320)	(1,960,076)	(13,006,217)	(9,324,924)	(130,336,779)	(145,037,055)
Change in net assets resulting from capital transactions	(1,464,323)	(1,202,229)	1,592,569	9,813,305	10,820,307	(18,397,733)
Change in net assets	(24,777)	2,024,665	1,243,341	4,931,569	29,380,411	(5,043,386)
NET ASSETS:
Beginning of period	$12,757,570	$10,732,905	$12,371,983	$7,440,414	$82,029,565	$87,072,951
End of period	$12,732,793	$12,757,570	$13,615,324	$12,371,983	$111,409,976	$82,029,565
Accumulated undistributed net investment income (loss) included in end of period net assets	$(144,628)	$(121,280)	$(161,546)	$(118,327)	$(728,232)	$(866,525)
SHARE TRANSACTIONS:
Beginning of period	250,000	275,000	299,969	149,969	1,125,000	1,375,000
Issued	100,000	25,000	250,000	350,000	1,525,000	1,600,000
Issued in-kind	—	—	100,000	—	175,000	325,000
Redeemed	(125,000)	(50,000)	(300,000)	(50,000)	—	(50,000)
Redemption in-kind	—	—	—	(150,000)	(1,575,000)	(2,125,000)
Shares outstanding, end of period	225,000	250,000	349,969	299,969	1,250,000	1,125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241

	Ultra High Yield		Ultra Industrials		Ultra MidCap400
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$45,348	$61,618	$50,500	$97,982	$270,969	$458,637
Net realized gain (loss)	241,135	(3,721)	8,001,325	2,541,506	30,555,703	19,628,656
Change in net unrealized appreciation/depreciation	(206,456)	423,153	(2,439,853)	4,607,474	(4,319,244)	16,717,267
Change in Net Assets Resulting from Operations	80,027	481,050	5,611,972	7,246,962	26,507,428	36,804,560
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(45,452)	(52,764)	(5,791)	(70,852)	(40,585)	(603,215)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(45,452)	(52,764)	(5,791)	(70,852)	(40,585)	(603,215)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,469,814	27,271,446	20,226,405	80,634,202	78,567,488
Cost of shares redeemed	—	—	(25,742,557)	(24,113,228)	(70,255,479)	(144,676,226)
Change in net assets resulting from capital transactions	—	1,469,814	1,528,889	(3,886,823)	10,378,723	(66,108,738)
Change in net assets	34,575	1,898,100	7,135,070	3,289,287	36,845,566	(29,907,393)
NET ASSETS:
Beginning of period	$3,252,910	$1,354,810	$21,241,505	$17,952,218	$113,727,850	$143,635,243
End of period	$3,287,485	$3,252,910	$28,376,575	$21,241,505	$150,573,416	$113,727,850
Accumulated undistributed net investment income (loss) included in end of period net assets	$13,934	$14,038	$79,004	$34,295	$144,880	$(85,504)
SHARE TRANSACTIONS:
Beginning of period	50,000	25,000	375,000	450,000	1,125,000	1,875,000
Issued	—	—	425,000	425,000	550,000	600,000
Issued in-kind	—	25,000	25,000	25,000	200,000	250,000
Redeemed	—	—	—	—	(350,000)	(450,000)
Redemption in-kind	—	—	(425,000)	(525,000)	(300,000)	(1,150,000)
Shares outstanding, end of period	50,000	50,000	400,000	375,000	1,225,000	1,125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Brazil Capped		Ultra MSCI EAFE		Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(31,019)	$(165,832)	$(29,668)	$(172,954)	$(74,998)	$(175,068)
Net realized gain (loss)	2,365,384	9,301,221	4,354,164	(3,941,995)	8,400,447	852,307
Change in net unrealized appreciation/depreciation	844,926	2,282,686	(2,717,167)	8,922,388	(800,090)	9,223,927
Change in Net Assets Resulting from Operations	3,179,291	11,418,075	1,607,329	4,807,439	7,525,359	9,901,166
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,798,477	15,041,560	9,324,025	10,484,641	10,219,717	11,798,832
Cost of shares redeemed	(21,026,993)	(22,195,862)	(6,083,110)	(97,104,805)	(3,990,738)	(18,252,132)
Change in net assets resulting from capital transactions	(10,228,516)	(7,154,302)	3,240,915	(86,620,164)	6,228,979	(6,453,300)
Change in net assets	(7,049,225)	4,263,773	4,848,244	(81,812,725)	13,754,338	3,447,866
NET ASSETS:
Beginning of period	$18,750,866	$14,487,093	$11,311,741	$93,124,466	$29,982,165	$26,534,299
End of period	$11,701,641	$18,750,866	$16,159,985	$11,311,741	$43,736,503	$29,982,165
Accumulated undistributed net investment income (loss) included in end of period net assets	$(222,981)	$(191,962)	$(309,111)	$(279,443)	$(304,654)	$(229,656)
SHARE TRANSACTIONS:
Beginning of period	316,557	416,557	100,000	1,075,000	425,000	575,000
Issued	150,000	300,000	75,000	125,000	125,000	200,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	(400,000)	(50,000)	(1,100,000)	(50,000)	(350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	166,557	316,557	125,000	100,000	500,000	425,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243

	Ultra MSCI Japan		Ultra Nasdaq Biotechnology		Ultra Oil & Gas
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,002)	$(81,108)	$(878,112)	$(1,935,704)	$1,648,673	$1,713,653
Net realized gain (loss)	3,880,816	3,511,550	(1,790,153)	37,194,723	71,162	15,293,962
Change in net unrealized appreciation/depreciation	(1,185,495)	(388,781)	67,985,624	(28,290,391)	16,522,491	(27,457,027)
Change in Net Assets Resulting from Operations	2,667,319	3,041,661	65,317,359	6,968,628	18,242,326	(10,449,412)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(1,747,223)	(1,840,911)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(1,747,223)	(1,840,911)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,853,918	21,313,784	108,707,833	127,262,613	16,993,033	76,061,866
Cost of shares redeemed	(35,897,603)	(24,098,175)	(62,930,906)	(275,925,088)	(30,827,192)	(84,460,674)
Change in net assets resulting from capital transactions	(43,685)	(2,784,391)	45,776,927	(148,662,475)	(13,834,159)	(8,398,808)
Change in net assets	2,623,634	257,270	111,094,286	(141,693,847)	2,660,944	(20,689,131)
NET ASSETS:
Beginning of period	$10,270,715	$10,013,445	$342,040,069	$483,733,916	$127,915,497	$148,604,628
End of period	$12,894,349	$10,270,715	$453,134,355	$342,040,069	$130,576,441	$127,915,497
Accumulated undistributed net investment income (loss) included in end of period net assets	$(146,702)	$(118,700)	$(3,958,619)	$(3,080,507)	$915,204	$1,013,754
SHARE TRANSACTIONS:
Beginning of period	100,000	125,000	7,500,000	10,450,000	3,975,000	4,175,000
Issued	325,000	225,000	1,000,000	750,000	100,000	700,000
Issued in-kind	—	—	950,000	2,300,000	450,000	1,300,000
Redeemed	(325,000)	(250,000)	(600,000)	(250,000)	(300,000)	(200,000)
Redemption in-kind	—	—	(550,000)	(5,750,000)	(600,000)	(2,000,000)
Shares outstanding, end of period	100,000	100,000	8,300,000	7,500,000	3,625,000	3,975,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra QQQ®				Ultra Real Estate				Ultra Russell2000
	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(457,048)		$496,610		$1,212,252		$1,840,286		$109,676		$376,744
Net realized gain (loss)	454,401,594		113,949,311		48,849,522		48,460,388		53,647,182		38,249,102
Change in net unrealized appreciation/depreciation	(202,385,647)		369,654,863		(31,858,409)		(34,414,247)		(13,897,701)		22,192,829
Change in Net Assets Resulting from Operations	251,558,899		484,100,784		18,203,365		15,886,427		39,859,157		60,818,675
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(74,620)		(1,286,503)		(496,896)		(1,339,650)		—		(550,208)
Net realized gains on investments	—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—
Total distributions	(74,620)		(1,286,503)		(496,896)		(1,339,650)		—		(550,208)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	445,040,942		328,519,918		245,396,730		237,821,350		193,782,437		339,935,231
Cost of shares redeemed	(456,065,163)		(427,712,161)		(263,057,376)		(288,252,684)		(188,080,096)		(408,450,846)
Change in net assets resulting from capital transactions	(11,024,221)		(99,192,243)		(17,660,646)		(50,431,334)		5,702,341		(68,515,615)
Change in net assets	240,460,058		383,622,038		45,823		(35,884,557)		45,561,498		(8,247,148)
NET ASSETS:
Beginning of period	$1,257,751,959		$874,129,921		$167,258,006		$203,142,563		$158,157,260		$166,404,408
End of period	$1,498,212,017		$1,257,751,959		$167,303,829		$167,258,006		$203,718,758		$158,157,260
Accumulated undistributed net investment income (loss) included in end of period net assets	$545,914		$1,077,582		$4,405,090		$3,689,734		$1,097,667		$987,991
SHARE TRANSACTIONS:
Beginning of period	20,700,000	(c)	23,300,000	(c)	2,758,744	(c)	3,558,744	(c)	2,800,000	(c)	4,100,000	(c)
Issued	2,600,000	(c)	3,700,000	(c)	3,400,000	(c)	3,200,000	(c)	1,500,000	(c)	2,800,000	(c)
Issued in-kind	4,350,000	(c)	3,700,000	(c)	450,000	(c)	600,000	(c)	1,600,000	(c)	3,700,000	(c)
Redeemed	—	(c)	—	(c)	—	(c)	—	(c)	(300,000	)(c)	(4,400,000	)(c)
Redemption in-kind	(7,050,000	)(c)	(10,000,000	)(c)	(4,100,000	)(c)	(4,600,000	)(c)	(2,750,000	)(c)	(3,400,000	)(c)
Shares outstanding, end of period	20,600,000	(c)	20,700,000	(c)	2,508,744	(c)	2,758,744	(c)	2,850,000	(c)	2,800,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245

	Ultra S&P500®		Ultra Semiconductors		Ultra SmallCap600
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,332,723	$10,285,880	$173,231	$202,859	$(12,117)	$(5,297)
Net realized gain (loss)	630,119,163	185,627,244	25,062,130	7,096,003	10,162,550	1,974,299
Change in net unrealized appreciation/depreciation	(253,698,126)	305,258,606	(10,646,776)	14,800,652	(3,959,568)	5,086,107
Change in Net Assets Resulting from Operations	382,753,760	501,171,730	14,588,585	22,099,514	6,190,865	7,055,109
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,455,696)	(7,241,678)	(41,381)	(161,118)	—	(17,036)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,455,696)	(7,241,678)	(41,381)	(161,118)	—	(17,036)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	723,311,151	1,175,433,152	51,366,437	7,700,774	13,855,557	25,494,527
Cost of shares redeemed	(772,901,447)	(1,308,001,491)	(26,365,131)	(8,786,588)	(16,029,080)	(27,564,474)
Change in net assets resulting from capital transactions	(49,590,296)	(132,568,339)	25,001,306	(1,085,814)	(2,173,523)	(2,069,947)
Change in net assets	329,707,768	361,361,713	39,548,510	20,852,582	4,017,342	4,968,126
NET ASSETS:
Beginning of period	$1,860,832,168	$1,499,470,455	$45,003,077	$24,150,495	$23,724,463	$18,756,337
End of period	$2,190,539,936	$1,860,832,168	$84,551,587	$45,003,077	$27,741,805	$23,724,463
Accumulated undistributed net investment income (loss) included in end of period net assets	$7,342,667	$4,465,640	$253,822	$121,972	$16,493	$28,610
SHARE TRANSACTIONS:
Beginning of period	21,000,000	22,600,000	500,000	550,000	300,000	325,000
Issued	3,300,000	12,650,000	350,000	25,000	150,000	350,000
Issued in-kind	4,250,000	3,150,000	125,000	75,000	—	25,000
Redeemed	—	(100,000)	—	—	—	—
Redemption in-kind	(8,100,000)	(17,300,000)	(300,000)	(150,000)	(175,000)	(400,000)
Shares outstanding, end of period	20,450,000	21,000,000	675,000	500,000	275,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Technology				Ultra Telecommunications		Ultra Utilities
	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$56,163		$12,647		$36,909	$63,487	$147,380	$236,466
Net realized gain (loss)	120,186,997		22,603,347		125,707	172,946	2,123,211	(164,129)
Change in net unrealized appreciation/depreciation	(61,091,555)		56,372,999		(803,188)	(539,728)	61,200	2,900,658
Change in Net Assets Resulting from Operations	59,151,605		78,988,993		(640,572)	(303,295)	2,331,791	2,972,995
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(133,437)		(26,909)	(67,568)	(117,899)	(231,725)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		(133,437)		(26,909)	(67,568)	(117,899)	(231,725)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	166,239,108		166,319,165		944,406	22,754,439	10,030,726	5,078,355
Cost of shares redeemed	(174,455,944)		(118,257,304)		(3,300,372)	(22,123,952)	(2,235,748)	(9,958,370)
Change in net assets resulting from capital transactions	(8,216,836)		48,061,861		(2,355,966)	630,487	7,794,978	(4,880,015)
Change in net assets	50,934,769		126,917,417		(3,023,447)	259,624	10,008,870	(2,138,745)
NET ASSETS:
Beginning of period	$229,402,494		$102,485,077		$5,269,258	$5,009,634	$15,562,095	$17,700,840
End of period	$280,337,263		$229,402,494		$2,245,811	$5,269,258	$25,570,965	$15,562,095
Accumulated undistributed net investment income (loss) included in end of period net assets	$157,388		$101,225		$99,882	$89,882	$110,941	$81,460
SHARE TRANSACTIONS:
Beginning of period	3,300,000	(c)	2,600,000	(c)	100,000	100,000	325,000	450,000
Issued	1,925,000	(c)	1,650,000	(c)	25,000	300,000	150,000	75,000
Issued in-kind	300,000	(c)	1,750,000	(c)	—	125,000	50,000	50,000
Redeemed	—	(c)	—	(c)	—	(100,000)	(25,000)	—
Redemption in-kind	(2,350,000	)(c)	(2,700,000	)(c)	(75,000)	(325,000)	(25,000)	(250,000)
Shares outstanding, end of period	3,175,000	(c)	3,300,000	(c)	50,000	100,000	475,000	325,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247

	UltraPro Dow30SM				UltraPro Financial Select Sector		UltraPro MidCap400
	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$259,704		$139,269		$34,019	$30,351	$(25,885)	$(51,776)
Net realized gain (loss)	157,357,432		15,518,673		13,306,535	1,508,814	28,077,042	757,982
Change in net unrealized appreciation/depreciation	(55,368,077)		63,440,693		(125,365)	2,128,919	(17,347,297)	11,379,709
Change in Net Assets Resulting from Operations	102,249,059		79,098,635		13,215,189	3,668,084	10,703,860	12,085,915
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(346,032)		(14,572)	(12,720)	—	(4,590)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		(346,032)		(14,572)	(12,720)	—	(4,590)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	569,614,974		217,917,028		19,586,641	15,284,695	25,685,483	4,076,914
Cost of shares redeemed	(486,174,965)		(270,386,627)		(19,262,557)	(6,580,268)	(35,747,139)	(7,060,008)
Change in net assets resulting from capital transactions	83,440,009		(52,469,599)		324,084	8,704,427	(10,061,656)	(2,983,094)
Change in net assets	185,689,068		26,283,004		13,524,701	12,359,791	642,204	9,098,231
NET ASSETS:
Beginning of period	$166,606,345		$140,323,341		$21,585,585	$9,225,794	$36,739,463	$27,641,232
End of period	$352,295,413		$166,606,345		$35,110,286	$21,585,585	$37,381,667	$36,739,463
Accumulated undistributed net investment income (loss) included in end of period net assets	$258,475		$(1,229)		$45,891	$26,444	$(54,798)	$(28,913)
SHARE TRANSACTIONS:
Beginning of period	2,900,000	(c)	4,100,000	(c)	350,004	250,004	425,000	475,000
Issued	7,600,000	(c)	4,100,000	(c)	150,000	—	275,000	—
Issued in-kind	500,000	(c)	800,000	(c)	75,000	225,000	—	50,000
Redeemed	—	(c)	(100,000	)(c)	—	(25,000)	—	—
Redemption in-kind	(7,050,000	)(c)	(6,000,000	)(c)	(225,000)	(100,000)	(375,000)	(100,000)
Shares outstanding, end of period	3,950,000	(c)	2,900,000	(c)	350,004	350,004	325,000	425,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

See accompanying notes to the financial statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Nasdaq Biotechnology		UltraPro QQQ®		UltraPro Russell2000
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(101,703)	$(180,354)	$(3,254,419)	$(4,099,114)	$(87,985)		$(254,133)
Net realized gain (loss)	2,313,219	1,467,520	1,387,050,276	334,224,409	60,971,146		49,841,377
Change in net unrealized appreciation/depreciation	8,283,813	1,331,050	(808,815,331)	591,993,438	(18,788,402)		3,429
Change in Net Assets Resulting from Operations	10,495,329	2,618,216	574,980,526	922,118,733	42,094,759		49,590,673
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		(37,781)
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		(37,781)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	34,200,242	35,311,537	1,940,013,391	1,400,136,328	157,364,000		339,171,401
Cost of shares redeemed	(28,613,230)	(47,097,494)	(1,871,921,679)	(1,702,555,496)	(169,938,611)		(369,200,335)
Change in net assets resulting from capital transactions	5,587,012	(11,785,957)	68,091,712	(302,419,168)	(12,574,611)		(30,028,934)
Change in net assets	16,082,341	(9,167,741)	643,072,238	619,699,565	29,520,148		19,523,958
NET ASSETS:
Beginning of period	$34,158,412	$43,326,153	$1,772,188,121	$1,152,488,556	$113,344,247		$93,820,289
End of period	$50,240,753	$34,158,412	$2,415,260,359	$1,772,188,121	$142,864,395		$113,344,247
Accumulated undistributed net investment income (loss) included in end of period net assets	$(367,719)	$(266,016)	$(6,081,228)	$(2,826,809)	$(244,755)		$(156,770)
SHARE TRANSACTIONS:
Beginning of period	1,349,915	1,549,915	16,700,000	22,000,000	1,900,000	(c)	2,500,000	(c)
Issued	600,000	650,000	17,200,000	16,500,000	1,000,000	(c)	2,100,000	(c)
Issued in-kind	400,000	900,000	—	5,700,000	1,200,000	(c)	4,100,000	(c)
Redeemed	(600,000)	(100,000)	—	(1,800,000)	—	(c)	—	(c)
Redemption in-kind	(200,000)	(1,650,000)	(16,300,000)	(25,700,000)	(2,400,000	)(c)	(6,800,000	)(c)
Shares outstanding, end of period	1,549,915	1,349,915	17,600,000	16,700,000	1,700,000	(c)	1,900,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249

	UltraPro S&P500®		UltraPro Short 20+ Year Treasury		UltraPro Short Dow30SM
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(593,843)	$(1,550,587)	$(21,271)	$(491,077)	$447,376	$(953,978)
Net realized gain (loss)	743,126,073	8,421,253	(2,954,108)	(11,873,094)	(121,698,137)	(63,719,096)
Change in net unrealized appreciation/depreciation	(465,321,162)	327,965,076	(2,143,465)	12,369,978	37,938,534	(63,764,336)
Change in Net Assets Resulting from Operations	277,211,068	334,835,742	(5,118,844)	5,807	(83,312,227)	(128,437,410)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(974,770)	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(974,770)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,366,888,459	683,320,685	7,744,056	33,680,910	85,041,735	252,330,377
Cost of shares redeemed	(1,392,387,093)	(826,227,599)	(9,118,890)	(24,201,777)	(48,800,072)	(110,559,519)
Change in net assets resulting from capital transactions	(25,498,634)	(142,906,914)	(1,374,834)	9,479,133	36,241,663	141,770,858
Change in net assets	251,712,434	190,954,058	(6,493,678)	9,484,940	(47,070,564)	13,333,448
NET ASSETS:
Beginning of period	$880,461,734	$689,507,676	$84,358,877	$74,873,937	$202,052,342	$188,718,894
End of period	$1,132,174,168	$880,461,734	$77,865,199	$84,358,877	$154,981,778	$202,052,342
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,629,819)	$(1,035,976)	$(757,856)	$(736,585)	$(980,052)	$(1,427,428)
SHARE TRANSACTIONS:
Beginning of period	8,600,000	10,300,000	3,074,917	2,674,917	6,136,276	3,099,917
Issued	11,850,000	5,200,000	300,000	1,200,000	3,200,000	5,462,500
Issued in-kind	250,000	3,600,000	—	—	—	—
Redeemed	—	(1,750,000)	(350,000)	(800,000)	(1,850,000)	(2,426,141)
Redemption in-kind	(12,350,000)	(8,750,000)	—	—	—	—
Shares outstanding, end of period	8,350,000	8,600,000	3,024,917	3,074,917	7,486,276	6,136,276

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Financial Select Sector		UltraPro Short MidCap400		UltraPro Short Nasdaq Biotechnology
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(169)	$(12,488)	$(1,158)	$(22,354)	$(15,832)	$(58,409)
Net realized gain (loss)	(976,057)	438,572	(1,269,789)	(1,412,526)	1,239,772	(973,316)
Change in net unrealized appreciation/depreciation	3,873	(1,667,316)	339,646	(531,524)	(3,332,724)	805,650
Change in Net Assets Resulting from Operations	(972,353)	(1,241,232)	(931,301)	(1,966,404)	(2,108,784)	(226,075)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	632,942	1,151,937	1,271,855	8,055,549	3,578,605	17,762,108
Cost of shares redeemed	(611,692)	—	(1,230,187)	(7,231,737)	(3,147,131)	(15,790,619)
Change in net assets resulting from capital transactions	21,250	1,151,937	41,668	823,812	431,474	1,971,489
Change in net assets	(951,103)	(89,295)	(889,633)	(1,142,592)	(1,677,310)	1,745,414
NET ASSETS:
Beginning of period	$2,210,299	$2,299,594	$3,156,871	$4,299,463	$7,094,058	$5,348,644
End of period	$1,259,196	$2,210,299	$2,267,238	$3,156,871	$5,416,748	$7,094,058
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,105)	$(22,936)	$(38,161)	$(37,003)	$(47,184)	$(31,352)
SHARE TRANSACTIONS:
Beginning of period	143,723	68,747	218,686	168,686	400,001	200,001
Issued	50,000	74,976	100,000	500,000	300,000	800,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	—	(100,000)	(450,000)	(250,000)	(600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	143,723	143,723	218,686	218,686	450,001	400,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251

	UltraPro Short QQQ®		UltraPro Short Russell2000		UltraPro Short S&P500®
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,901,105	$(2,476,570)	$130,763	$(378,454)	$1,433,163	$(3,223,218)
Net realized gain (loss)	(227,272,359)	(172,361,842)	(65,348,162)	(39,344,887)	(277,873,721)	(208,792,449)
Change in net unrealized appreciation/depreciation	42,361,262	(250,495,814)	26,565,248	(20,932,394)	74,227,704	(146,846,768)
Change in Net Assets Resulting from Operations	(183,009,992)	(425,334,226)	(38,652,151)	(60,655,735)	(202,212,854)	(358,862,435)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	482,186,177	907,509,367	101,901,238	235,342,496	359,273,625	942,885,458
Cost of shares redeemed	(288,221,705)	(533,095,412)	(79,563,019)	(148,714,511)	(290,961,148)	(706,542,910)
Change in net assets resulting from capital transactions	193,964,472	374,413,955	22,338,219	86,627,985	68,312,477	236,342,548
Change in net assets	10,954,480	(50,920,271)	(16,313,932)	25,972,250	(133,900,377)	(122,519,887)
NET ASSETS:
Beginning of period	$495,886,362	$546,806,633	$111,424,946	$85,452,696	$697,963,605	$820,483,492
End of period	$506,840,842	$495,886,362	$95,111,014	$111,424,946	$564,063,228	$697,963,605
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,868,982)	$(3,770,087)	$(466,552)	$(597,315)	$(3,588,659)	$(5,021,822)
SHARE TRANSACTIONS:
Beginning of period	16,335,293	7,799,757	2,313,142	876,165	43,755,827	30,505,827
Issued	17,550,000	17,725,000	2,600,000	4,150,000	24,700,000	44,000,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(10,750,000)	(9,189,464)	(1,950,000)	(2,713,023)	(20,600,000)	(30,750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	23,135,293	16,335,293	2,963,142	2,313,142	47,855,827	43,755,827

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 20+ Year Treasury		UltraShort 7-10 Year Treasury		UltraShort Basic Materials
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,851,853	$(9,738,817)	$(35,436)	$(770,440)	$(7,195)	$(66,077)
Net realized gain (loss)	(88,144,892)	(305,433,216)	5,353,310	(20,575,415)	(1,402,560)	(7,200,707)
Change in net unrealized appreciation/depreciation	13,891,620	361,880,325	(2,931,286)	21,231,794	(611,725)	3,536,575
Change in Net Assets Resulting from Operations	(72,401,419)	46,708,292	2,386,588	(114,061)	(2,021,480)	(3,730,209)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	397,649,527	1,059,468,636	8,453,063	25,056,391	1,719,229	3,097,033
Cost of shares redeemed	(227,921,991)	(1,169,175,292)	(6,279,335)	(55,513,330)	(2,373,056)	(5,841,914)
Change in net assets resulting from capital transactions	169,727,536	(109,706,656)	2,173,728	(30,456,939)	(653,827)	(2,744,881)
Change in net assets	97,326,117	(62,998,364)	4,560,316	(30,571,000)	(2,675,307)	(6,475,090)
NET ASSETS:
Beginning of period	$2,053,938,362	$2,116,936,726	$125,278,881	$155,849,881	$8,114,216	$14,589,306
End of period	$2,151,264,479	$2,053,938,362	$129,839,197	$125,278,881	$5,438,909	$8,114,216
Accumulated undistributed net investment income (loss) included in end of period net assets	$(13,814,203)	$(15,666,056)	$(1,275,131)	$(1,239,695)	$(132,437)	$(125,242)
SHARE TRANSACTIONS:
Beginning of period	56,506,929	58,206,929	5,900,000	7,350,000	440,969	540,969
Issued	11,350,000	29,150,000	400,000	1,150,000	100,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,400,000)	(30,850,000)	(300,000)	(2,600,000)	(150,000)	(250,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	61,456,929	56,506,929	6,000,000	5,900,000	390,969	440,969

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Dow30SM
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$935	$(15,260)	$1,808	$(11,450)	$473,028	$(1,090,413)
Net realized gain (loss)	(698,103)	(3,244)	(664,975)	(39,322)	(52,060,062)	(51,637,325)
Change in net unrealized appreciation/depreciation	564,211	(556,187)	484,204	(685,090)	(11,061,406)	(39,014,930)
Change in Net Assets Resulting from Operations	(132,957)	(574,691)	(178,963)	(735,862)	(62,648,440)	(91,742,668)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,493,850	4,693,520	—	—	56,906,252	164,257,980
Cost of shares redeemed	(744,250)	(4,620,301)	—	—	(50,201,303)	(59,813,694)
Change in net assets resulting from capital transactions	749,600	73,219	—	—	6,704,949	104,444,286
Change in net assets	616,643	(501,472)	(178,963)	(735,862)	(55,943,491)	12,701,618
NET ASSETS:
Beginning of period	$1,709,151	$2,210,623	$1,776,351	$2,512,213	$229,012,093	$216,310,475
End of period	$2,325,794	$1,709,151	$1,597,388	$1,776,351	$173,068,602	$229,012,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,205)	$(22,140)	$(19,518)	$(21,326)	$(1,323,424)	$(1,796,452)
SHARE TRANSACTIONS:
Beginning of period	112,457	112,457	62,317	62,317	18,623,767	11,773,767
Issued	100,000	250,000	—	—	5,150,000	10,850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(250,000)	—	—	(4,650,000)	(4,000,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	162,457	112,457	62,317	62,317	19,123,767	18,623,767

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Financials		UltraShort FTSE China 50		UltraShort FTSE Europe
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,886	$(243,446)	$(22,412)	$(285,249)	$(15,383)	$(275,748)
Net realized gain (loss)	(21,556,534)	(634,304)	(9,928,816)	(18,055,811)	(7,619,152)	(4,537,185)
Change in net unrealized appreciation/depreciation	8,741,770	(18,795,314)	(2,197,694)	(7,681,692)	3,952,898	(13,789,631)
Change in Net Assets Resulting from Operations	(12,797,878)	(19,673,064)	(12,148,922)	(26,022,752)	(3,681,637)	(18,602,564)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,192,394	26,309,749	—	10,515,814	—	37,280,248
Cost of shares redeemed	(4,970,697)	(12,083,142)	(1,024,928)	(3,375,520)	(2,561,195)	(28,761,328)
Change in net assets resulting from capital transactions	(1,778,303)	14,226,607	(1,024,928)	7,140,294	(2,561,195)	8,518,920
Change in net assets	(14,576,181)	(5,446,457)	(13,173,850)	(18,882,458)	(6,242,832)	(10,083,644)
NET ASSETS:
Beginning of period	$49,924,145	$55,370,602	$43,798,140	$62,680,598	$32,253,672	$42,337,316
End of period	$35,347,964	$49,924,145	$30,624,290	$43,798,140	$26,010,840	$32,253,672
Accumulated undistributed net investment income (loss) included in end of period net assets	$(416,710)	$(433,596)	$(525,955)	$(503,543)	$(442,613)	$(427,230)
SHARE TRANSACTIONS:
Beginning of period	1,719,832	1,294,832	1,760,525	1,510,525	887,119	762,119
Issued	125,000	775,000	—	350,000	—	675,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(200,000)	(350,000)	(50,000)	(100,000)	(75,000)	(550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,644,832	1,719,832	1,710,525	1,760,525	812,119	887,119

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255

	UltraShort Gold Miners		UltraShort Health Care		UltraShort Industrials
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,113)	$(23,014)	$(844)	$(17,698)	$1,897	$(20,434)
Net realized gain (loss)	(431,910)	1,559,293	232,069	(633,138)	(2,050,899)	(439,956)
Change in net unrealized appreciation/depreciation	441,490	(706,025)	(474,848)	512,482	1,384,455	(1,093,218)
Change in Net Assets Resulting from Operations	7,467	830,254	(243,623)	(138,354)	(664,547)	(1,553,608)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,296,049	10,207,143	760,467	3,221,244	1,827,865	761,252
Cost of shares redeemed	(3,637,608)	(11,503,694)	(785,887)	(4,578,554)	(1,389,005)	(820,635)
Change in net assets resulting from capital transactions	658,441	(1,296,551)	(25,420)	(1,357,310)	438,860	(59,383)
Change in net assets	665,908	(466,297)	(269,043)	(1,495,664)	(225,687)	(1,612,991)
NET ASSETS:
Beginning of period	$2,587,478	$3,053,775	$1,348,999	$2,844,663	$3,002,448	$4,615,439
End of period	$3,253,386	$2,587,478	$1,079,956	$1,348,999	$2,776,761	$3,002,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$(30,359)	$(28,246)	$(30,211)	$(29,367)	$(33,003)	$(34,900)
SHARE TRANSACTIONS:
Beginning of period	162,436	112,500	35,905	60,905	135,842	135,842
Issued	300,000	650,000	25,000	75,000	100,000	25,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(600,064)	(25,000)	(100,000)	(75,000)	(25,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	212,436	162,436	35,905	35,905	160,842	135,842

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MidCap400		UltraShort MSCI Brazil Capped		UltraShort MSCI EAFE
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(323)	$(42,381)	$(5,497)	$(207,359)	$(74)	$(37,949)
Net realized gain (loss)	(4,481,084)	(748,431)	(22,308,787)	(28,362,951)	(1,471,512)	(889,709)
Change in net unrealized appreciation/depreciation	3,510,845	(3,036,648)	16,226,817	(16,763,361)	959,314	(885,260)
Change in Net Assets Resulting from Operations	(970,562)	(3,827,460)	(6,087,467)	(45,333,671)	(512,272)	(1,812,918)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,226,321	14,157,840	19,268,635	89,679,587	—	—
Cost of shares redeemed	(2,191,348)	(12,432,506)	(17,300,192)	(74,670,319)	(1,190,931)	(1,872,506)
Change in net assets resulting from capital transactions	34,973	1,725,334	1,968,443	15,009,268	(1,190,931)	(1,872,506)
Change in net assets	(935,589)	(2,102,126)	(4,119,024)	(30,324,403)	(1,703,203)	(3,685,424)
NET ASSETS:
Beginning of period	$4,787,187	$6,889,313	$30,706,599	$61,031,002	$3,753,935	$7,439,359
End of period	$3,851,598	$4,787,187	$26,587,575	$30,706,599	$2,050,732	$3,753,935
Accumulated undistributed net investment income (loss) included in end of period net assets	$(70,062)	$(69,739)	$(330,709)	$(325,212)	$(61,414)	$(61,340)
SHARE TRANSACTIONS:
Beginning of period	204,498	204,498	2,249,902	1,524,902	137,428	187,428
Issued	100,000	450,000	1,925,000	5,250,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(450,000)	(1,600,000)	(4,525,000)	(50,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	204,498	204,498	2,574,902	2,249,902	87,428	137,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257

	UltraShort MSCI Emerging Markets		UltraShort MSCI Japan		UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,163	$(213,747)	$(11,654)	$(81,116)	$(29,942)	$(339,652)
Net realized gain (loss)	(7,874,533)	(29,906,775)	(7,350,259)	634,101	(7,898,784)	(1,622,782)
Change in net unrealized appreciation/depreciation	(574,218)	5,693,902	5,014,093	(4,523,880)	(3,737,234)	(5,296,815)
Change in Net Assets Resulting from Operations	(8,427,588)	(24,426,620)	(2,347,820)	(3,970,895)	(11,665,960)	(7,259,249)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	17,182,039	72,785,438	696,369	1,043,908	8,925,730	87,454,024
Cost of shares redeemed	(8,662,691)	(73,647,797)	—	(4,759,354)	(10,178,853)	(93,563,380)
Change in net assets resulting from capital transactions	8,519,348	(862,359)	696,369	(3,715,446)	(1,253,123)	(6,109,356)
Change in net assets	91,760	(25,288,979)	(1,651,451)	(7,686,341)	(12,919,083)	(13,368,605)
NET ASSETS:
Beginning of period	$32,160,945	$57,449,924	$10,368,989	$18,055,330	$54,713,684	$68,082,289
End of period	$32,252,705	$32,160,945	$8,717,538	$10,368,989	$41,794,601	$54,713,684
Accumulated undistributed net investment income (loss) included in end of period net assets	$(395,569)	$(416,732)	$(144,401)	$(132,747)	$(712,983)	$(683,041)
SHARE TRANSACTIONS:
Beginning of period	2,769,744	2,769,744	299,913	374,913	1,884,998	1,884,998
Issued	1,700,000	4,550,000	25,000	25,000	400,000	2,750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(900,000)	(4,550,000)	—	(100,000)	(450,000)	(2,750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,569,744	2,769,744	324,913	299,913	1,834,998	1,884,998

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Oil & Gas		UltraShort QQQ®		UltraShort Real Estate
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,639)	$(221,326)	$660,160	$(1,676,559)	$(1,344)	$(187,658)
Net realized gain (loss)	(5,082,981)	(19,291,206)	(111,139,566)	(95,704,497)	(6,706,493)	(8,978,500)
Change in net unrealized appreciation/depreciation	1,428,613	16,307,601	40,568,385	(78,622,458)	2,800,086	2,613,014
Change in Net Assets Resulting from Operations	(3,670,007)	(3,204,931)	(69,911,021)	(176,003,514)	(3,907,751)	(6,553,144)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,195,112	49,908,450	139,848,511	247,974,224	12,103,698	38,655,276
Cost of shares redeemed	(12,001,530)	(67,130,769)	(32,515,304)	(180,349,291)	(10,556,910)	(36,037,087)
Change in net assets resulting from capital transactions	(9,806,418)	(17,222,319)	107,333,207	67,624,933	1,546,788	2,618,189
Change in net assets	(13,476,425)	(20,427,250)	37,422,186	(108,378,581)	(2,360,963)	(3,934,955)
NET ASSETS:
Beginning of period	$34,708,057	$55,135,307	$281,357,553	$389,736,134	$34,364,411	$38,299,366
End of period	$21,231,632	$34,708,057	$318,779,739	$281,357,553	$32,003,448	$34,364,411
Accumulated undistributed net investment income (loss) included in end of period net assets	$(372,020)	$(356,381)	$(2,152,202)	$(2,812,362)	$(294,625)	$(293,281)
SHARE TRANSACTIONS:
Beginning of period	717,108	1,067,108	16,837,763	13,487,763	1,045,837	995,837
Issued	50,000	1,150,000	8,950,000	10,200,000	400,000	1,050,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(1,500,000)	(2,250,000)	(6,850,000)	(350,000)	(1,000,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	517,108	717,108	23,537,763	16,837,763	1,095,837	1,045,837

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259

	UltraShort Russell2000		UltraShort S&P500®				UltraShort Semiconductors
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$262,224	$(694,033)	$2,423,179		$(8,027,378)		$1,125	$(26,214)
Net realized gain (loss)	(78,457,312)	(21,951,452)	(397,218,316)		(362,239,203)		(5,304,353)	(439,911)
Change in net unrealized appreciation/depreciation	38,494,514	(47,134,535)	135,098,465		(185,474,162)		3,145,605	(2,841,297)
Change in Net Assets Resulting from Operations	(39,700,574)	(69,780,020)	(259,696,672)		(555,740,743)		(2,157,623)	(3,307,422)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	48,707,962	216,871,931	483,554,914		1,127,255,168		5,836,718	19,819,220
Cost of shares redeemed	(45,900,517)	(190,665,330)	(513,216,233)		(1,320,959,541)		(4,843,533)	(15,048,780)
Change in net assets resulting from capital transactions	2,807,445	26,206,601	(29,661,319)		(193,704,373)		993,185	4,770,440
Change in net assets	(36,893,129)	(43,573,419)	(289,357,991)		(749,445,116)		(1,164,438)	1,463,018
NET ASSETS:
Beginning of period	$174,120,267	$217,693,686	$1,418,175,348		$2,167,620,464		$4,254,763	$2,791,745
End of period	$137,227,138	$174,120,267	$1,128,817,357		$1,418,175,348		$3,090,325	$4,254,763
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,055,265)	$(1,317,489)	$(10,444,569)		$(12,867,748)		$(36,492)	$(37,617)
SHARE TRANSACTIONS:
Beginning of period	7,709,437	6,159,437	27,633,568	(b)	30,033,568	(b)	275,984	75,984
Issued	2,450,000	8,400,000	10,225,000	(b)	17,287,500	(b)	375,000	850,000
Issued in-kind	—	—	—	(b)	—	(b)	—	—
Redeemed	(2,250,000)	(6,850,000)	(11,012,500	)(b)	(19,687,500	)(b)	(350,000)	(650,000)
Redemption in-kind	—	—	—	(b)	—	(b)	—	—
Shares outstanding, end of period	7,909,437	7,709,437	26,846,068	(b)	27,633,568	(b)	300,984	275,984

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

See accompanying notes to the financial statements.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort SmallCap600		UltraShort Technology		UltraShort Utilities
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$80	$(17,676)	$582	$(23,100)	$(6,009)	$(54,270)
Net realized gain (loss)	(1,769,303)	(602,052)	(3,275,841)	16,464	(4,055,707)	(59,692)
Change in net unrealized appreciation/depreciation	1,033,178	(760,961)	2,175,686	(2,429,704)	2,983,074	(2,424,324)
Change in Net Assets Resulting from Operations	(736,045)	(1,380,689)	(1,099,573)	(2,436,340)	(1,078,642)	(2,538,286)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	900,786	—	3,467,631	991,437	644,458	8,357,786
Cost of shares redeemed	—	—	(849,617)	(637,627)	—	(2,328,632)
Change in net assets resulting from capital transactions	900,786	—	2,618,014	353,810	644,458	6,029,154
Change in net assets	164,741	(1,380,689)	1,518,441	(2,082,530)	(434,184)	3,490,868
NET ASSETS:
Beginning of period	$2,539,765	$3,920,454	$2,269,951	$4,352,481	$7,447,262	$3,956,394
End of period	$2,704,506	$2,539,765	$3,788,392	$2,269,951	$7,013,078	$7,447,262
Accumulated undistributed net investment income (loss) included in end of period net assets	$(32,480)	$(32,560)	$(39,935)	$(40,517)	$(70,687)	$(64,678)
SHARE TRANSACTIONS:
Beginning of period	123,326	123,326	103,079	103,079	287,490	112,490
Issued	50,000	—	175,000	25,000	25,000	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(50,000)	(25,000)	—	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	173,326	123,326	228,079	103,079	312,490	287,490

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261

FINANCIAL HIGHLIGHTS

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 20+ Year Treasury
Six Months ended November 30, 2017 (Unaudited)	$22.62	$0.01	$(0.38)	$—		$(0.37)	$—	$—	$—	$—	$22.25	(1.64)%	(1.81)%	0.91%	0.91%	0.07%	0.07%	$588,496	—%
Year ended May 31, 2017	22.52	(0.11)	0.21	—		0.10	—	—	—	—	22.62	0.46	0.49	0.92	0.92	(0.51)	(0.51)	675,250	—
Year ended May 31, 2016	25.15	(0.20)	(2.43)	—		(2.63)	—	—	—	—	22.52	(10.46)	(10.76)	0.95	0.95	(0.83)	(0.83)	634,958	—
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)	0.95	0.95	(0.90)	(0.90)	1,051,151	—
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)	0.94	0.94	(0.92)	(0.92)	1,503,146	—
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Short 7-10 Year Treasury
Six Months ended November 30, 2017 (Unaudited)	28.08	(0.01)	0.27	—		0.26	—	—	—	—	28.34	0.93	1.13	1.06	0.95	(0.17)	(0.06)	34,717	—
Year ended May 31, 2017	28.13	(0.15)	0.10 (i)	—		(0.05)	—	—	—	—	28.08	(0.19)	(0.43)	1.11	0.95	(0.69)	(0.53)	40,012	—
Year ended May 31, 2016	29.77	(0.24)	(1.40)	—		(1.64)	—	—	—	—	28.13	(5.49)	(5.60)	1.18	0.95	(1.05)	(0.82)	28,836	—
Year ended May 31, 2015	31.80	(0.28)	(1.75)	—	(h)	(2.03)	—	—	—	—	29.77	(6.39)	(6.40)	1.08	0.95	(1.05)	(0.92)	39,439	—
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)	1.40	0.95	(1.32)	(0.87)	31,834	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2017 (Unaudited)	$20.72	$— (h)	$(2.66)	$—	$(2.66)	$—	$—	$—	$—	$18.06	(12.84)%	(11.43)%	4.04%	0.95%	(3.06)%	0.04%	$1,806	—%
Year ended May 31, 2017	24.91	(0.15)	(4.04)	—	(4.19)	—	—	—	—	20.72	(16.83)	(16.11)	2.67	0.95	(2.36)	(0.64)	2,072	—
Year ended May 31, 2016	24.54	(0.20)	0.57 (i)	—	0.37	—	—	—	—	24.91	1.53	1.35	2.20	0.95	(1.99)	(0.74)	13,702	—
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—	(0.80)	—	—	—	—	24.54	(3.19)	(3.96)	8.08	0.95	(8.03)	(0.90)	1,227	—
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—	(6.58)	—	—	—	—	25.34	(20.59)	(18.84)	4.33	0.95	(4.32)	(0.94)	1,267	—
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—	(7.33)	—	—	—	—	31.92	(18.69)	(19.98)	2.05	0.95	(1.97)	(0.86)	4,787	—
Short Dow30SM
Six Months ended November 30, 2017 (Unaudited)	17.73	0.02	(2.52)	—	(2.50)	—	—	—	—	15.23	(14.10)	(14.00)	0.98	0.95	0.22	0.25	260,409	—
Year ended May 31, 2017	21.63	(0.10)	(3.80)	—	(3.90)	—	—	—	—	17.73	(18.04)	(18.08)	0.98	0.95	(0.55)	(0.52)	257,940	—
Year ended May 31, 2016	22.61	(0.19)	(0.79)	—	(0.98)	—	—	—	—	21.63	(4.33)	(4.29)	0.97	0.95	(0.85)	(0.82)	346,079	—
Year ended May 31, 2015	25.42	(0.22)	(2.59)	—	(2.81)	—	—	—	—	22.61	(11.08)	(11.13)	1.00	0.95	(0.95)	(0.91)	253,213	—
Year ended May 31, 2014	29.31	(0.25)	(3.64)	—	(3.89)	—	—	—	—	25.42	(13.25)	(13.21)	0.98	0.95	(0.95)	(0.92)	286,026	—
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—	(8.18)	—	—	—	—	29.31	(21.83)	(21.85)	0.99	0.95	(0.90)	(0.86)	276,981	—

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2017 (Unaudited)	$13.61	$— (h)	$(1.88)	$—		$(1.88)	$—	$—	$—	$—	$11.73	(13.83)%	(14.08)%	1.19%	0.95%	(0.27)%	(0.03)%	$19,940	—%
Year ended May 31, 2017	16.45	(0.09)	(2.75)	—		(2.84)	—	—	—	—	13.61	(17.24)	(16.93)	1.15	0.95	(0.80)	(0.60)	29,266	—
Year ended May 31, 2016	17.24	(0.14)	(0.65)	—		(0.79)	—	—	—	—	16.45	(4.60)	(4.70)	1.25	0.95	(1.10)	(0.80)	41,941	—
Year ended May 31, 2015	19.95	(0.17)	(2.54)	—		(2.71)	—	—	—	—	17.24	(13.60)	(13.76)	1.35	0.95	(1.31)	(0.91)	18,102	—
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)	1.08	0.95	(0.99)	(0.86)	38,705	—
Short FTSE China 50
Six Months ended November 30, 2017 (Unaudited)	23.07	(0.01)	(3.35)	—		(3.36)	—	—	—	—	19.71	(14.57)	(14.68)	1.88	0.95	(0.98)	(0.06)	5,912	—
Year ended May 31, 2017	29.44	(0.15)	(6.22)	—		(6.37)	—	—	—	—	23.07	(21.64)	(21.62)	1.62	0.95	(1.26)	(0.59)	9,228	—
Year ended May 31, 2016	23.30	(0.24)	6.38	—		6.14	—	—	—	—	29.44	26.37	23.01	1.70	0.95	(1.58)	(0.83)	13,248	—
Year ended May 31, 2015	33.93	(0.28)	(10.35)	—		(10.63)	—	—	—	—	23.30	(31.35)	(29.39)	2.17	0.95	(2.14)	(0.92)	3,494	—
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02		(4.63)	—	—	—	—	33.93	(12.00)	(12.15)	2.18	0.95	(2.17)	(0.94)	35,630	—
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)	2.00	0.95	(1.90)	(0.85)	3,856	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2017 (Unaudited)	$23.58	$0.01	$(0.41)	$—		$(0.40)	$—	$—	$—	$—	$23.18	(1.71)%	(1.82)%	1.00%	0.95%	—	%(k)	0.06%	$114,723	—%
Year ended May 31, 2017	26.78	(0.14)	(3.06)	—		(3.20)	—	—	—	—	23.58	(11.96)	(11.91)	0.99	0.95	(0.60)		(0.56)	122,618	—
Year ended May 31, 2016	26.85	(0.22)	0.15 (i)	—		(0.07)	—	—	—	—	26.78	(0.26)	(0.33)	0.98	0.95	(0.83)		(0.80)	195,523	—
Year ended May 31, 2015	27.86	(0.25)	(0.76)	—	(h)	(1.01)	—	—	—	—	26.85	(3.60)	(3.62)	1.10	0.95	(1.06)		(0.91)	55,047	—
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)	1.11	0.95	(1.09)		(0.93)	43,177	—
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)	1.19	0.95	(1.11)		(0.87)	46,874	—
Short MidCap400
Six Months ended November 30, 2017 (Unaudited)	12.50	— (h)	(1.26)	—		(1.26)	—	—	—	—	11.24	(10.09)	(10.22)	1.36	0.95	(0.42)		(0.01)	12,086	—
Year ended May 31, 2017	14.90	(0.08)	(2.32)	—		(2.40)	—	—	—	—	12.50	(16.11)	(15.97)	1.22	0.95	(0.85)		(0.58)	14,693	—
Year ended May 31, 2016	15.39	(0.13)	(0.36)	—		(0.49)	—	—	—	—	14.90	(3.15)	(3.31)	1.24	0.95	(1.09)		(0.80)	30,182	—
Year ended May 31, 2015	17.70	(0.16)	(2.15)	—		(2.31)	—	—	—	—	15.39	(13.05)	(12.89)	1.08	0.95	(1.06)		(0.93)	22,699	—
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—		(3.76)	—	—	—	—	17.70	(17.50)	(17.49)	1.13	0.95	(1.11)		(0.94)	107,529	—
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)	1.24	0.95	(1.16)		(0.86)	33,792	—

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Six Months ended November 30, 2017 (Unaudited)	$27.79	$— (h)	$(2.01)		$—		$(2.01)	$—	$—	$—	$—	$25.78	(7.22)%	(7.24)%	1.20%	0.95%	(0.24)%	0.01%	$26,428	—%
Year ended May 31, 2017	33.20	(0.18)	(5.23)		—		(5.41)	—	—	—	—	27.79	(16.30)	(16.24)	1.06	0.95	(0.69)	(0.57)	32,655	—
Year ended May 31, 2016	31.11	(0.27)	2.36	(i)	—		2.09	—	—	—	—	33.20	6.73	6.64	1.07	0.95	(0.91)	(0.79)	100,437	—
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)	1.00	0.95	(0.98)	(0.93)	31,885	—
Year ended May 31, 2014	38.87	(0.33)	(6.82)		0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)	1.02	0.95	(1.00)	(0.93)	169,050	—
Year ended May 31, 2013	52.42	(0.37)	(13.19)		0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)	1.03	0.95	(0.93)	(0.85)	157,429	—
Short MSCI Emerging Markets
Six Months ended November 30, 2017 (Unaudited)	21.06	— (h)	(2.42)		—		(2.42)	—	—	—	—	18.64	(11.52)	(11.54)	0.98	0.95	(0.07)	(0.03)	141,640	—
Year ended May 31, 2017	27.77	(0.13)	(6.58)		—		(6.71)	—	—	—	—	21.06	(24.15)	(24.16)	0.98	0.95	(0.56)	(0.53)	159,020	—
Year ended May 31, 2016	24.70	(0.23)	3.30		—		3.07	—	—	—	—	27.77	12.44	12.34	0.96	0.95	(0.83)	(0.81)	301,269	—
Year ended May 31, 2015	25.38	(0.23)	(0.45)		—	(h)	(0.68)	—	—	—	—	24.70	(2.70)	(2.56)	0.99	0.95	(0.94)	(0.90)	259,300	—
Year ended May 31, 2014	28.33	(0.26)	(2.70)		0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	32.88	(0.25)	(4.30)		—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)	0.99	0.95	(0.90)	(0.86)	233,703	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2017 (Unaudited)	$26.27	$(0.02)	$(1.99)	$—	$(2.01)	$—	$—	$—	$—	$24.26	(7.66)%	(5.28)%	2.82%	0.95%	(2.01)%	(0.14)%	$3,033	—%
Year ended May 31, 2017	26.79	(0.16)	(0.36)	—	(0.52)	—	—	—	—	26.27	(1.93)	(1.74)	2.31	0.95	(2.00)	(0.64)	3,284	—
Year ended May 31, 2016	25.62	(0.25)	1.42	—	1.17	—	—	—	—	26.79	4.58	5.24	1.79	0.95	(1.68)	(0.84)	7,367	—
Year ended May 31, 2015	22.63	(0.23)	3.22	—	2.99	—	—	—	—	25.62	13.19	12.12	4.32	0.95	(4.30)	(0.93)	4,483	—
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—	(5.41)	—	—	—	—	22.63	(19.30)	(17.88)	3.89	0.95	(3.88)	(0.94)	1,697	—
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—	(9.15)	—	—	—	—	28.04	(24.59)	(25.48)	2.59	0.95	(2.50)	(0.86)	4,207	—
Short QQQ®
Six Months ended November 30, 2017 (Unaudited)	39.55	0.04	(3.84)	—	(3.80)	—	—	—	—	35.75	(9.61)	(9.63)	1.01	0.95	0.12	0.18	361,474	—
Year ended May 31, 2017	51.81	(0.24)	(12.02)	—	(12.26)	—	—	—	—	39.55	(23.67)	(23.66)	1.03	0.95	(0.60)	(0.52)	281,284	—
Year ended May 31, 2016	55.03	(0.43)	(2.79)	—	(3.22)	—	—	—	—	51.81	(5.86)	(5.78)	1.03	0.95	(0.86)	(0.79)	464,352	—
Year ended May 31, 2015(r)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)	1.06	0.95	(1.02)	(0.92)	182,293	—
Year ended May 31, 2014(r)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013(r)	110.94	(0.86)	(20.32)	—	(21.18)	—	—	—	—	89.76	(19.09)	(19.16)	1.04	0.95	(0.95)	(0.86)	193,538	—

See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2017 (Unaudited)	$16.76	$— (h)	$(0.92)	$—	$(0.92)	$—	$—	$—	$—	$15.84	(5.54)%	(5.76)%	1.36%	0.95%	(0.43)%	(0.02)%	$14,252	—%
Year ended May 31, 2017	18.03	(0.10)	(1.17)	—	(1.27)	—	—	—	—	16.76	(7.03)	(7.01)	1.30	0.95	(0.93)	(0.58)	15,088	—
Year ended May 31, 2016	20.41	(0.17)	(2.21)	—	(2.38)	—	—	—	—	18.03	(11.65)	(11.62)	1.17	0.95	(1.06)	(0.84)	28,851	—
Year ended May 31, 2015	22.90	(0.19)	(2.30)	—	(2.49)	—	—	—	—	20.41	(10.88)	(10.64)	1.23	0.95	(1.21)	(0.93)	55,105	—
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—	(2.92)	—	—	—	—	22.90	(11.28)	(11.58)	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—	(5.22)	—	—	—	—	25.82	(16.84)	(16.87)	1.32	0.95	(1.23)	(0.86)	18,071	—
Short Russell2000
Six Months ended November 30, 2017 (Unaudited)	47.91	0.06	(5.82)	—	(5.76)	—	—	—	—	42.15	(12.02)	(12.00)	1.02	0.95	0.18	0.25	312,588	—
Year ended May 31, 2017	59.34	(0.26)	(11.17)	—	(11.43)	—	—	—	—	47.91	(19.27)	(19.30)	1.02	0.95	(0.56)	(0.49)	345,730	—
Year ended May 31, 2016	58.62	(0.50)	1.22 (i)	—	0.72	—	—	—	—	59.34	1.23	1.19	1.02	0.95	(0.88)	(0.81)	552,874	—
Year ended May 31, 2015(t)	67.69	(0.59)	(8.48)	—	(9.07)	—	—	—	—	58.62	(13.40)	(13.31)	1.02	0.95	(1.00)	(0.92)	399,734	—
Year ended May 31, 2014(t)	82.09	(0.66)	(13.74)	—	(14.40)	—	—	—	—	67.69	(17.54)	(17.58)	1.02	0.95	(0.99)	(0.92)	699,357	—
Year ended May 31, 2013(t)	112.36	(0.84)	(29.43)	—	(30.27)	—	—	—	—	82.09	(26.94)	(27.02)	1.03	0.95	(0.94)	(0.86)	377,110	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2017 (Unaudited)	$33.69	$0.04	$(3.19)	$—	$(3.15)	$—	$—	$—	$—	$30.54	(9.36)%	(9.35)%	0.89%	0.89%	0.23%	0.23%	$1,595,113	—%
Year ended May 31, 2017(y)	39.87	(0.17)	(6.01)	—	(6.18)	—	—	—	—	33.69	(15.49)	(15.45)	0.89	0.89	(0.47)	(0.47)	2,013,469	—
Year ended May 31, 2016(y)	41.87	(0.31)	(1.69)	—	(2.00)	—	—	—	—	39.87	(4.78)	(4.78)	0.89	0.89	(0.74)	(0.74)	3,012,814	—
Year ended May 31, 2015(y)	47.73	(0.38)	(5.48)	—	(5.86)	—	—	—	—	41.87	(12.28)	(12.32)	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Year ended May 31, 2014(y)	58.52	(0.46)	(10.33)	—	(10.79)	—	—	—	—	47.73	(18.43)	(18.45)	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013(y)	76.19	(0.54)	(17.13)	—	(17.67)	—	—	—	—	58.52	(23.19)	(23.20)	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Short SmallCap600
Six Months ended November 30, 2017 (Unaudited)	39.09	(0.01)	(4.94)	—	(4.95)	—	—	—	—	34.14	(12.68)	(12.85)	1.53	0.95	(0.61)	(0.04)	9,172	—
Year ended May 31, 2017	48.08	(0.22)	(8.77)	—	(8.99)	—	—	—	—	39.09	(18.69)	(18.40)	1.39	0.95	(0.98)	(0.54)	17,346	—
Year ended May 31, 2016	50.40	(0.44)	(1.88)	—	(2.32)	—	—	—	—	48.08	(4.61)	(4.17)	1.53	0.95	(1.43)	(0.85)	11,717	—
Year ended May 31, 2015	57.57	(0.49)	(6.68)	—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)	1.63	0.95	(1.59)	(0.91)	16,062	—
Year ended May 31, 2014(p)	71.31	(0.61)	(13.13)	—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(p)	96.62	(0.70)	(24.61)	—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)	1.16	0.95	(1.10)	(0.90)	147,067	—

See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 20+ Year Treasury
Six Months ended November 30, 2017 (Unaudited)	$80.06	$0.52		$1.18	$—	$1.70	$(0.50)	$—	$—	$(0.50)	$81.26	2.12%	2.46%	1.11%	0.95%	1.11%	1.27%		$38,598	36%
Year ended May 31, 2017	86.60	0.97		(6.83)	—	(5.86)	(0.68)	—	—	(0.68)	80.06	(6.79)	(6.88)	1.12	0.95	0.97	1.14		48,035	48
Year ended May 31, 2016	77.32	1.03		9.43	—	10.46	(1.18)	—	—	(1.18)	86.60	13.77	14.50	1.18	0.95	1.09	1.32		49,793	18
Year ended May 31, 2015	64.98	0.93		12.22	—	13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64	1.15	0.95	0.99	1.19		57,991	48
Year ended May 31, 2014	62.23	0.14		2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46	1.51	0.95	(0.32)	0.25		29,243	146
Year ended May 31, 2013	74.98	0.36		(13.13)	0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)	1.65	0.95	(0.18)	0.52		18,669	163
Ultra 7-10 Year Treasury
Six Months ended November 30, 2017 (Unaudited)	59.02	0.29		(1.61)	—	(1.32)	(0.26)	—	—	(0.26)	57.44	(2.25)	(2.15)	1.11	0.95	0.82	0.98		31,591	109
Year ended May 31, 2017	60.90	0.37		(1.92)	—	(1.55)	(0.33)	—	—	(0.33)	59.02	(2.54)	(2.61)	1.12	0.95	0.44	0.61		41,311	188
Year ended May 31, 2016	57.01	0.30		3.95	—	4.25	(0.36)	—	—	(0.36)	60.90	7.51	7.86	1.15	0.95	0.32	0.52		66,986	140
Year ended May 31, 2015	54.34	0.42		4.27 (i)	0.08	4.77	(2.10)	—	—	(2.10)	57.01	9.07	8.95	1.02	0.95	0.69	0.77		62,710	349
Year ended May 31, 2014	54.78	0.20		(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02	0.96	0.95	0.38	0.38		1,931,642	739
Year ended May 31, 2013	56.91	—	(h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)	0.99	0.95	(0.04)	—	(k)	1,133,980	289

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2017 (Unaudited)	$55.18	$0.14	$15.66	$—	$15.80	$(0.15)	$—	$—	$(0.15)	$70.83	28.68%	29.37%	1.11%	0.95%	0.29%	0.44%	$67,285	14%
Year ended May 31, 2017	41.90	0.28	13.25	—	13.53	(0.25)	—	—	(0.25)	55.18	32.38	31.67	1.12	0.95	0.41	0.58	55,176	5
Year ended May 31, 2016	51.81	0.35	(10.11)	—	(9.76)	(0.15)	—	—	(0.15)	41.90	(18.79)	(18.78)	1.19	0.95	0.67	0.92	53,423	39
Year ended May 31, 2015	54.10	0.29	(2.35)	—	(2.06)	(0.23)	—	—	(0.23)	51.81	(3.81)	(3.60)	1.09	0.95	0.41	0.55	76,413	9
Year ended May 31, 2014	39.31	0.22	16.59	—	16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65	1.07	0.95	0.38	0.50	117,660	100
Year ended May 31, 2013	30.02	0.32	9.16	—	9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84	1.04	0.95	0.82	0.91	123,811	13
Ultra Consumer Goods
Six Months ended November 30, 2017 (Unaudited)	45.29	0.25	1.76	—	2.01	(0.15)	—	—	(0.15)	47.15	4.45	3.66	1.61	0.95	0.44	1.11	14,144	6
Year ended May 31, 2017(aa)	37.39	0.38	7.78	—	8.16	(0.26)	—	—	(0.26)	45.29	21.90	23.43	1.76	0.95	0.15	0.96	13,586	40
Year ended May 31, 2016(aa)	33.28	0.36	4.00	—	4.36	(0.25)	—	—	(0.25)	37.39	13.15	11.59	1.65	0.95	0.35	1.05	16,827	38
Year ended May 31, 2015(aa)	28.38	0.29	4.81	—	5.10	(0.20)	—	—	(0.20)	33.28	18.00	18.88	1.55	0.95	0.34	0.94	19,968	34
Year ended May 31, 2014(o)(aa)	21.71	0.18	6.66	—	6.84	(0.17)	—	—	(0.17)	28.38	31.64	31.15	2.01	0.95	(0.36)	0.70	19,159	8
Year ended May 31, 2013(o)(aa)	14.23	0.11	7.46	—	7.57	(0.09)	—	—	(0.09)	21.71	53.43	52.91	1.76	0.95	(0.16)	0.65	19,543	36

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2017 (Unaudited)	$70.61	$0.03	$6.45	$—	$6.48	$(0.03)	$—	$—	$(0.03)	$77.06	9.17%	9.78%	1.44%	0.95%	(0.40)%	0.09%	$19,265	3%
Year ended May 31, 2017(dd)	52.93	0.12	17.66	—	17.78	(0.10)	—	—	(0.10)	70.61	33.62	32.44	1.45	0.95	(0.29)	0.20	21,184	5
Year ended May 31, 2016(dd)	53.30	0.08	(0.37)	—	(0.29)	(0.08)	—	—	(0.08)	52.93	(0.53)	(1.67)	1.48	0.95	(0.37)	0.16	23,819	11
Year ended May 31, 2015(dd)	38.50	0.08	14.81	—	14.89	(0.09)	—	—	(0.09)	53.30	38.70	40.95	1.40	0.95	(0.27)	0.18	37,308	54
Year ended May 31, 2014(o)(dd)	27.22	0.03	11.28	—	11.31	(0.03)	—	—	(0.03)	38.50	41.55	39.21	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(o)(dd)	16.02	0.07	11.22	—	11.29	(0.09)	—	—	(0.09)	27.22	70.57	71.68	1.99	0.95	(0.70)	0.34	24,500	20
Ultra Dow30SM
Six Months ended November 30, 2017 (Unaudited)	94.97	0.48	32.29	—	32.77	(0.42)	—	—	(0.42)	127.32	34.61	34.27	0.96	0.95	0.88	0.89	420,142	7
Year ended May 31, 2017	67.30	0.88	27.69	—	28.57	(0.90)	—	—	(0.90)	94.97	42.77	42.95	0.98	0.95	1.06	1.09	313,391	9
Year ended May 31, 2016	69.15	0.83	(1.83)	—	(1.00)	(0.85)	—	—	(0.85)	67.30	(1.36)	(1.46)	1.00	0.95	1.25	1.30	245,631	6
Year ended May 31, 2015(u)	59.03	0.65	10.10	—	10.75	(0.63)	—	—	(0.63)	69.15	18.30	18.37	0.98	0.95	0.97	1.01	318,072	9
Year ended May 31, 2014(u)	47.54	0.32	11.45	—	11.77	(0.28)	—	—	(0.28)	59.03	24.86	24.66	0.99	0.95	0.57	0.61	301,040	15
Year ended May 31, 2013(u)	31.23	0.15	16.27	—	16.42	(0.11)	—	—	(0.11)	47.54	52.69	52.78	1.01	0.95	0.34	0.40	256,699	4

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2017 (Unaudited)	$95.02	$0.43	$30.13	$—		$30.56	$(0.28)	$—	$—	$(0.28)	$125.30	32.21%	32.41%	0.95%	0.95%	0.79%	0.79%	$948,453	2%
Year ended May 31, 2017	70.75	0.65	24.23	—		24.88	(0.61)	—	—	(0.61)	95.02	35.28	35.23	0.95	0.95	0.77	0.77	771,465	3
Year ended May 31, 2016	74.75	0.60	(4.00)	—		(3.40)	(0.60)	—	—	(0.60)	70.75	(4.52)	(4.57)	0.97	0.95	0.85	0.87	691,190	15
Year ended May 31, 2015(u)	60.69	0.43	14.04	—		14.47	(0.41)	—	—	(0.41)	74.75	23.89	23.98	0.96	0.95	0.61	0.62	823,692	7
Year ended May 31, 2014(u)	48.11	0.26	12.57	—		12.83	(0.25)	—	—	(0.25)	60.69	26.73	26.68	0.97	0.95	0.47	0.48	805,284	3
Year ended May 31, 2013(u)	25.58	0.22	22.53	—		22.75	(0.22)	—	—	(0.22)	48.11	89.38	89.35	0.97	0.95	0.63	0.65	789,907	11
Ultra FTSE China 50
Six Months ended November 30, 2017 (Unaudited)	61.80	(0.16)	19.21	—		19.05	—	—	—	—	80.85	30.83	30.61	1.11	0.95	(0.61)	(0.45)	56,596	—
Year ended May 31, 2017	42.46	(0.36)	19.70	—		19.34	—	—	—	—	61.80	45.55	46.39	1.18	0.95	(0.93)	(0.70)	43,259	—
Year ended May 31, 2016	92.53	(0.47)	(49.60)	—		(50.07)	—	—	—	—	42.46	(54.12)	(54.26)	1.30	0.95	(1.22)	(0.87)	19,105	—
Year ended May 31, 2015	52.45	(0.65)	40.72	0.01		40.08	—	—	—	—	92.53	76.43	77.23	1.16	0.95	(1.13)	(0.92)	74,026	—
Year ended May 31, 2014	49.01	(0.47)	3.91	—	(h)	3.44	—	—	—	—	52.45	7.03	6.76	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	41.13	(0.44)	8.32	—	(h)	7.88	—	—	—	—	49.01	19.16	18.81	1.22	0.95	(1.13)	(0.86)	39,205	—

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2017 (Unaudited)	$51.03	$(0.09)	$5.65	$—	$5.56	$—	$—	$—	$—	$56.59	10.90%	11.13%	1.34%	0.95%	(0.72)%	(0.33)%	$12,733	—%
Year ended May 31, 2017	39.03	(0.26)	12.26	—	12.00	—	—	—	—	51.03	30.75	30.10	1.58	0.95	(1.28)	(0.65)	12,758	—
Year ended May 31, 2016	50.16	(0.37)	(10.76)	—	(11.13)	—	—	—	—	39.03	(22.20)	(21.86)	1.29	0.95	(1.23)	(0.89)	10,733	—
Year ended May 31, 2015	56.07	(0.46)	(5.47)	0.02	(5.91)	—	—	—	—	50.16	(10.53)	(10.87)	1.25	0.95	(1.24)	(0.93)	42,639	—
Year ended May 31, 2014	37.32	(0.45)	19.16	0.04	18.75	—	—	—	—	56.07	50.25	50.35	1.34	0.95	(1.34)	(0.95)	28,035	—
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01	16.02	—	—	—	—	37.32	75.17	75.23	2.39	0.95	(2.33)	(0.89)	9,330	—
Ultra Gold Miners
Six Months ended November 30, 2017 (Unaudited)	41.24	(0.13)	(2.21)	—	(2.34)	—	—	—	—	38.90	(5.67)	(6.76)	1.60	0.95	(1.28)	(0.63)	13,615	58
Year ended May 31, 2017	49.61	(0.37)	(8.00)	—	(8.37)	—	—	—	—	41.24	(16.87)	(16.74)	1.66	0.95	(1.43)	(0.72)	12,372	7
Year ended May 31, 2016(w)	49.39	(0.25)	0.47	—	0.22	—	—	—	—	49.61	0.45	0.65	2.85	0.95	(2.59)	(0.69)	7,440	92
February 12, 2015* through May 31, 2015(w)	60.00	(0.14)	(10.47)	—	(10.61)	—	—	—	—	49.39	(17.68)	(17.90)	4.40	0.95	(4.39)	(0.94)	1,646	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2017 (Unaudited)	$72.92	$0.11	$16.10	$—		$16.21	$—	$—	$—	$—	$89.13	22.24%	22.86%	1.05%	0.95%	0.17%	0.27%	$111,410	2%
Year ended May 31, 2017	63.33	0.10	9.52	—		9.62	(0.03)	—	—	(0.03)	72.92	15.19	14.65	1.09	0.95	0.02	0.16	82,030	5
Year ended May 31, 2016	74.54	0.08	(10.66)	—		(10.58)	(0.63)	—	—	(0.63)	63.33	(14.22)	(14.64)	1.06	0.95	— (k)	0.11	87,073	19
Year ended May 31, 2015(u)	46.63	0.09	27.94	—		28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20	1.03	0.95	0.06	0.14	231,069	22
Year ended May 31, 2014(o)(u)	30.68	0.08	15.97	—		16.05	(0.10)	—	—	(0.10)	46.63	52.43	52.08	1.11	0.95	0.06	0.22	97,928	7
Year ended May 31, 2013(o)(u)	16.91	0.12	13.76	—		13.88	(0.11)	—	—	(0.11)	30.68	82.39	81.10	1.18	0.95	0.30	0.53	73,641	5
Ultra High Yield
Six Months ended November 30, 2017 (Unaudited)	65.06	0.91	0.69	—		1.60	(0.91)	—	—	(0.91)	65.75	2.49	3.38	5.28	0.95	(1.57)	2.76	3,287	—
Year ended May 31, 2017	54.19	1.64	10.63	—		12.27	(1.40)	—	—	(1.40)	65.06	22.94	12.81	7.46	0.95	(3.81)	2.70	3,253	—
Year ended May 31, 2016	60.00	1.75	(5.89)	—		(4.14)	(1.67)	—	—	(1.67)	54.19	(6.75)	0.34	8.37	0.95	(4.13)	3.29	1,355	12
Year ended May 31, 2015	60.36	0.82	(0.68)	—		0.14	(0.50)	—	—	(0.50)	60.00	0.25	0.61	5.91	0.95	(3.58)	1.38	3,000	387
Year ended May 31, 2014	51.92	(0.18)	8.61	0.01		8.44	—	—	—	—	60.36	16.25	14.75	6.25	0.95	(5.63)	(0.33)	3,018	47
Year ended May 31, 2013	41.27	(0.43)	11.08	—	(h)	10.65	—	—	—	—	51.92	25.83	25.39	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
See accompanying notes to the financial statements.

276 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Industrials
Six Months ended November 30, 2017 (Unaudited)	$56.64	$0.13	$14.19		$—	$14.32	$(0.02)	$—	$—	$(0.02)	$70.94	25.27%	22.76%	1.41%	0.95%	(0.03)%	0.43%	$28,377	2%
Year ended May 31, 2017(aa)	39.89	0.23	16.69		—	16.92	(0.17)	—	—	(0.17)	56.64	42.48	42.80	1.51	0.95	(0.06)	0.50	21,242	6
Year ended May 31, 2016(aa)	39.54	0.21	0.31	(i)	—	0.52	(0.17)	—	—	(0.17)	39.89	1.34	1.44	1.63	0.95	(0.09)	0.58	17,952	34
Year ended May 31, 2015(aa)	35.81	0.24	3.65		—	3.89	(0.16)	—	—	(0.16)	39.54	10.90	10.89	1.32	0.95	0.26	0.64	35,589	23
Year ended May 31, 2014(aa)	24.30	0.11	11.47		—	11.58	(0.07)	—	—	(0.07)	35.81	47.71	46.54	1.47	0.95	(0.15)	0.37	32,230	27
Year ended May 31, 2013(aa)	14.76	0.05	9.53		—	9.58	(0.04)	—	—	(0.04)	24.30	65.01	66.00	1.62	0.95	(0.39)	0.28	21,867	141
Ultra MidCap400
Six Months ended November 30, 2017 (Unaudited)	101.09	0.21	21.65		—	21.86	(0.03)	—	—	(0.03)	122.92	21.63	21.75	1.03	0.95	0.31	0.39	150,573	23
Year ended May 31, 2017	76.61	0.30	24.53		—	24.83	(0.35)	—	—	(0.35)	101.09	32.49	32.44	1.02	0.95	0.26	0.33	113,728	40
Year ended May 31, 2016	81.05	0.32	(4.56)		—	(4.24)	(0.20)	—	—	(0.20)	76.61	(5.21)	(5.06)	1.06	0.95	0.33	0.44	143,635	38
Year ended May 31, 2015	66.35	0.15	14.55	(i)	—	14.70	—	—	—	—	81.05	22.16	22.09	0.96	0.95	0.20	0.21	143,864	56
Year ended May 31, 2014(q)	49.62	(0.03)	16.76	(i)	—	16.73	—	—	—	—	66.35	33.70	33.71	0.95	0.95	(0.05)	(0.05)	159,236	358
Year ended May 31, 2013(q)	30.62	(0.03)	19.05		—	19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04	0.95	0.95	(0.07)	(0.07)	104,212	45

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2017 (Unaudited)	$59.23	$(0.14)	$11.17		$—	$11.03	$—	$—	$—	$—	$70.26	18.61%	18.53%	1.30%	0.95%	(0.73)%	(0.38)%	$11,702	—%
Year ended May 31, 2017	34.78	(0.44)	24.89		—	24.45	—	—	—	—	59.23	70.32	70.47	1.22	0.95	(1.00)	(0.73)	18,751	—
Year ended May 31, 2016(w)	63.69	(0.31)	(28.60)		—	(28.91)	—	—	—	—	34.78	(45.40)	(45.47)	2.36	0.95	(2.23)	(0.82)	14,487	—
Year ended May 31, 2015(w)	142.15	(0.93)	(77.53)		—	(78.46)	—	—	—	—	63.69	(55.19)	(56.87)	2.03	0.95	(2.00)	(0.92)	7,430	—
Year ended May 31, 2014(w)	171.26	(1.27)	(27.86)		0.02	(29.11)	—	—	—	—	142.15	(17.00)	(13.81)	2.30	0.95	(2.29)	(0.94)	7,105	—
Year ended May 31, 2013(m)(w)	178.69	(1.70)	(5.75	)(i)	0.02	(7.43)	—	—	—	—	171.26	(4.16)	(4.57)	1.87	0.95	(1.78)	(0.86)	8,560	—
Ultra MSCI EAFE
Six Months ended November 30, 2017 (Unaudited)	113.12	(0.29)	16.45		—	16.16	—	—	—	—	129.28	14.29	14.20	1.41	0.95	(0.93)	(0.47)	16,160	—
Year ended May 31, 2017	86.63	(0.58)	27.07		—	26.49	—	—	—	—	113.12	30.58	30.53	1.19	0.95	(0.91)	(0.67)	11,312	—
Year ended May 31, 2016	112.77	(0.70)	(25.44)		—	(26.14)	—	—	—	—	86.63	(23.18)	(25.17)	1.25	0.95	(1.08)	(0.78)	93,124	—
Year ended May 31, 2015	118.73	(1.02)	(4.94)		—	(5.96)	—	—	—	—	112.77	(5.02)	(2.72)	1.23	0.95	(1.21)	(0.93)	16,915	—
Year ended May 31, 2014	87.25	(1.00)	32.42		0.06	31.48	—	—	—	—	118.73	36.09	31.08	1.47	0.95	(1.46)	(0.94)	47,493	—
Year ended May 31, 2013	53.57	(0.66)	34.33		0.01	33.68	—	—	—	—	87.25	62.86	71.65	1.88	0.95	(1.82)	(0.88)	8,725	—

See accompanying notes to the financial statements.

278 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2017 (Unaudited)	$70.55	$(0.16)	$17.08	$—		$16.92	$—	$—	$—	$—	$87.47	24.00%	24.68%	1.08%	0.95%	(0.53)%	(0.39)%	$43,737	—%
Year ended May 31, 2017	46.15	(0.39)	24.79	—		24.40	—	—	—	—	70.55	52.87	52.93	1.19	0.95	(0.92)	(0.68)	29,982	—
Year ended May 31, 2016	72.71	(0.42)	(26.14)	—		(26.56)	—	—	—	—	46.15	(36.53)	(36.83)	1.35	0.95	(1.23)	(0.83)	26,534	—
Year ended May 31, 2015	77.41	(0.71)	(3.99)	—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)	1.20	0.95	(1.17)	(0.92)	47,259	—
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01		4.39	—	—	—	—	77.41	6.01	6.37	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59	1.18	0.95	(1.10)	(0.87)	36,511	—
Ultra MSCI Japan
Six Months ended November 30, 2017 (Unaudited)	102.71	(0.27)	26.50	—		26.23	—	—	—	—	128.94	25.54	25.84	1.44	0.95	(0.97)	(0.48)	12,894	—
Year ended May 31, 2017	80.11	(0.67)	23.27	—		22.60	—	—	—	—	102.71	28.21	27.40	1.52	0.95	(1.31)	(0.74)	10,271	—
Year ended May 31, 2016	102.43	(0.77)	(21.55)	—		(22.32)	—	—	—	—	80.11	(21.80)	(21.40)	1.46	0.95	(1.39)	(0.88)	10,013	—
Year ended May 31, 2015	81.40	(0.81)	21.84	—		21.03	—	—	—	—	102.43	25.84	26.03	1.27	0.95	(1.25)	(0.93)	25,607	—
Year ended May 31, 2014	73.36	(0.76)	8.74	0.06		8.04	—	—	—	—	81.40	10.96	10.41	1.22	0.95	(1.20)	(0.93)	28,489	—
Year ended May 31, 2013	49.29	(0.56)	24.60	0.03		24.07	—	—	—	—	73.36	48.83	50.13	1.52	0.95	(1.47)	(0.90)	44,016	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2017 (Unaudited)	$45.61	$(0.11)	$9.09		$—	$8.98	$—	$—	$—	$—	$54.59	19.71%	19.75%	1.03%	0.95%	(0.48)%	(0.40)%	$453,134	8%
Year ended May 31, 2017	46.29	(0.20)	(0.48	)(i)	—	(0.68)	—	—	—	—	45.61	(1.48)	(1.62)	1.04	0.95	(0.54)	(0.45)	342,040	28
Year ended May 31, 2016	88.62	(0.44)	(41.89)		—	(42.33)	—	—	—	—	46.29	(47.77)	(47.74)	1.04	0.95	(0.77)	(0.68)	483,734	59
Year ended May 31, 2015(u)	40.37	(0.47)	48.72		—	48.25	—	—	—	—	88.62	119.54	119.46	1.04	0.95	(0.81)	(0.72)	979,243	41
Year ended May 31, 2014(q)(u)	24.35	(0.27)	16.29		—	16.02	—	—	—	—	40.37	65.81	65.58	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(l)(q)(u)	11.89	(0.11)	12.57		—	12.46	—	—	—	—	24.35	104.80	104.41	1.32	0.95	(1.01)	(0.65)	111,992	13
Ultra Oil & Gas
Six Months ended November 30, 2017 (Unaudited)	32.18	0.41	3.85		—	4.26	(0.42)	—	—	(0.42)	36.02	13.35	13.44	1.04	0.95	2.44	2.52	130,576	7
Year ended May 31, 2017	35.59	0.43	(3.38)		—	(2.95)	(0.46)	—	—	(0.46)	32.18	(8.49)	(8.54)	1.04	0.95	1.03	1.12	127,915	5
Year ended May 31, 2016	52.04	0.62	(16.65)		—	(16.03)	(0.42)	—	—	(0.42)	35.59	(30.79)	(30.78)	1.08	0.95	1.69	1.82	148,605	15
Year ended May 31, 2015	79.94	0.71	(28.06)		—	(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)	1.06	0.95	1.04	1.14	165,228	15
Year ended May 31, 2014	56.94	0.32	22.94		—	23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	36.87	0.31	19.98		—	20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23	1.03	0.95	0.58	0.66	145,196	45

See accompanying notes to the financial statements.

280 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2017(ff) (Unaudited)	$60.76	$(0.02)	$11.99	$—	$11.97	$— (h)	$—	$—	$— (h)	$72.73	19.70%	19.57%	0.99%	0.95%	(0.11)%		(0.07)%	$1,498,212	1%
Year ended May 31, 2017(ff)	37.52	0.02	23.28	—	23.30	(0.06)	—	—	(0.06)	60.76	62.19	62.47	1.00	0.95	—	(k)	0.05	1,257,752	4
Year ended May 31, 2016(ff)	38.50	0.07	(0.98)	—	(0.91)	(0.07)	—	—	(0.07)	37.52	(2.40)	(2.63)	1.01	0.95	0.12		0.18	874,130	10
Year ended May 31, 2015(u)(ff)	26.81	0.02	11.75	—	11.77	(0.08)	—	—	(0.08)	38.50	44.02	44.22	1.01	0.95	—	(k)	0.06	1,028,076	8
Year ended May 31, 2014(u)(ff)	17.18	0.04	9.59	—	9.63	—	—	—	—	26.81	56.05	55.78	1.02	0.95	0.11		0.19	723,842	9
Year ended May 31, 2013(u)(ff)	12.45	0.05	4.73	—	4.78	(0.05)	—	—	(0.05)	17.18	38.47	38.51	1.03	0.95	0.29		0.37	489,630	11
Ultra Real Estate
Six Months ended November 30, 2017(ff) (Unaudited)	60.63	0.45	5.79	—	6.24	(0.18)	—	—	(0.18)	66.69	10.30	10.41	1.02	0.95	1.33		1.40	167,304	3
Year ended May 31, 2017(ff)	57.08	0.56	3.39	—	3.95	(0.40)	—	—	(0.40)	60.63	6.97	6.90	1.01	0.95	0.88		0.94	167,258	5
Year ended May 31, 2016(ff)	50.82	0.74	6.09	—	6.83	(0.57)	—	—	(0.57)	57.08	13.58	13.61	1.02	0.95	1.41		1.48	203,143	16
Year ended May 31, 2015(ff)	44.36	0.57	6.38	—	6.95	(0.49)	—	—	(0.49)	50.82	15.69	15.70	1.00	0.95	1.09		1.13	252,012	14
Year ended May 31, 2014(ff)	39.27	0.55	5.05	—	5.60	(0.51)	—	—	(0.51)	44.36	14.58	14.42	1.00	0.95	1.44		1.49	308,713	84
Year ended May 31, 2013(ff)	29.67	0.31	9.48	—	9.79	(0.19)	—	—	(0.19)	39.27	33.08	33.36	0.99	0.95	0.83		0.87	367,516	48

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2017(ff) (Unaudited)	$56.48	$0.04	$14.96	$—	$15.00	$—	$—	$—	$—	$71.48	26.55%	26.64%	1.28%	0.95%	(0.20)%	0.13%	$203,719	13%
Year ended May 31, 2017(ff)	40.59	0.10	15.93	—	16.03	(0.14)	—	—	(0.14)	56.48	39.55	39.58	1.29	0.95	(0.14)	0.21	158,157	62
Year ended May 31, 2016(ff)	48.22	0.10	(7.63)	—	(7.53)	(0.10)	—	—	(0.10)	40.59	(15.63)	(15.51)	1.18	0.95	0.02	0.25	166,404	37
Year ended May 31, 2015(ff)	40.24	0.06	7.98 (i)	—	8.04	(0.06)	—	—	(0.06)	48.22	20.00	19.79	1.09	0.95	0.01	0.14	207,359	179
Year ended May 31, 2014(ff)	30.51	(0.05)	9.78	—	9.73	—	—	—	—	40.24	31.90	32.11	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013(ff)	18.38	(0.06)	12.19	—	12.13	—	—	—	—	30.51	65.98	66.27	1.06	0.95	(0.37)	(0.26)	146,454	164
Ultra S&P500®
Six Months ended November 30, 2017 (Unaudited)	88.61	0.31	18.37	—	18.68	(0.17)	—	—	(0.17)	107.12	21.11	21.04	0.90	0.90	0.65	0.65	2,190,540	2
Year ended May 31, 2017	66.35	0.48	22.11	—	22.59	(0.33)	—	—	(0.33)	88.61	34.15	34.37	0.90	0.90	0.63	0.63	1,860,832	4
Year ended May 31, 2016	67.38	0.58	(1.20)	—	(0.62)	(0.41)	—	—	(0.41)	66.35	(0.89)	(1.02)	0.90	0.90	0.94	0.94	1,499,470	7
Year ended May 31, 2015(u)	55.70	0.53	11.47	—	12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64	0.89	0.89	0.86	0.86	1,923,779	31
Year ended May 31, 2014(u)	39.60	0.24	15.99	—	16.23	(0.13)	—	—	(0.13)	55.70	41.09	40.86	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013(u)	25.33	0.14	14.29	—	14.43	(0.16)	—	—	(0.16)	39.60	57.15	56.56	0.90	0.90	0.43	0.43	2,429,261	8

See accompanying notes to the financial statements.

282 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Six Months ended November 30, 2017 (Unaudited)	$90.01	$0.35	$34.98	$—	$35.33	$(0.08)	$—	$—	$(0.08)	$125.26	39.30%	39.50%	1.12%	0.95%	0.52%	0.68%	$84,552	16%
Year ended May 31, 2017(dd)	43.91	0.42	46.01	—	46.43	(0.33)	—	—	(0.33)	90.01	106.03	105.09	1.25	0.95	0.36	0.66	45,003	24
Year ended May 31, 2016(dd)	51.62	0.29	(7.80)	—	(7.51)	(0.20)	—	—	(0.20)	43.91	(14.53)	(14.28)	1.47	0.95	0.23	0.75	24,150	54
Year ended May 31, 2015(dd)	32.42	0.28	19.33	—	19.61	(0.41)	—	—	(0.41)	51.62	60.68	61.09	1.26	0.95	0.35	0.67	38,713	50
Year ended May 31, 2014(dd)	21.17	0.16	11.29	—	11.45	(0.20)	—	—	(0.20)	32.42	54.33	53.24	1.36	0.95	0.25	0.65	29,174	31
Year ended May 31, 2013(dd)	16.77	0.13	4.39	—	4.52	(0.12)	—	—	(0.12)	21.17	27.07	27.26	1.29	0.95	0.42	0.76	34,927	47
Ultra SmallCap600
Six Months ended November 30, 2017 (Unaudited)	79.08	(0.04)	21.84	—	21.80	—	—	—	—	100.88	27.56	22.84	1.50	0.95	(0.65)	(0.10)	27,742	7
Year ended May 31, 2017	57.71	(0.02)	21.45	—	21.43	(0.06)	—	—	(0.06)	79.08	37.12	37.54	1.48	0.95	(0.55)	(0.02)	23,724	20
Year ended May 31, 2016	60.00	0.07	(2.31)	—	(2.24)	(0.05)	—	—	(0.05)	57.71	(3.71)	(4.16)	1.81	0.95	(0.72)	0.13	18,756	26
Year ended May 31, 2015(u)	50.67	0.03	9.30	—	9.33	—	—	—	—	60.00	18.40	18.93	1.44	0.95	(0.44)	0.05	20,999	17
Year ended May 31, 2014(u)	36.61	(0.19)	14.25	—	14.06	—	—	—	—	50.67	38.43	37.53	1.79	0.95	(1.26)	(0.42)	22,803	16
Year ended May 31, 2013(u)	22.23	(0.08)	14.46	—	14.38	—	—	—	—	36.61	64.73	65.70	1.58	0.95	(0.91)	(0.28)	27,454	39

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2017(ff) (Unaudited)	$69.52	$0.02		$18.76	$—	$18.78	$—	$—	$—	$—	$88.30	27.01%	26.82%	0.99%	0.95%	—	%(k)	0.05%	$280,337	3%
Year ended May 31, 2017(ff)	39.42	—	(h)	30.15	—	30.15	(0.05)	—	—	(0.05)	69.52	76.56	76.97	1.04	0.95	(0.08)		0.01	229,402	16
Year ended May 31, 2016(ff)	41.68	0.10		(2.27)	—	(2.17)	(0.09)	—	—	(0.09)	39.42	(5.23)	(5.31)	1.08	0.95	0.12		0.25	102,485	8
Year ended May 31, 2015(u)(ff)	31.03	0.07		10.67	—	10.74	(0.09)	—	—	(0.09)	41.68	34.66	34.51	1.04	0.95	0.10		0.19	166,731	14
Year ended May 31, 2014(u)(ff)	20.64	0.05		10.36	—	10.41	(0.02)	—	—	(0.02)	31.03	50.41	50.34	1.07	0.95	0.07		0.18	148,937	44
Year ended May 31, 2013(u)(ff)	17.32	0.02		3.31	—	3.33	(0.01)	—	—	(0.01)	20.64	19.20	19.27	1.12	0.95	(0.08)		0.08	123,865	65
Ultra Telecommunications
Six Months ended November 30, 2017 (Unaudited)	52.69	0.48		(7.91)	—	(7.43)	(0.34)	—	—	(0.34)	44.92	(14.16)	(14.02)	3.40	0.95	(0.50)		1.95	2,246	27
Year ended May 31, 2017(dd)	50.10	0.48		2.65 (i)	—	3.13	(0.54)	—	—	(0.54)	52.69	6.29	7.03	2.35	0.95	(0.53)		0.86	5,269	157
Year ended May 31, 2016(dd)	46.36	0.34		3.94	—	4.28	(0.40)	—	(0.14)	(0.54)	50.10	9.40	9.32	3.51	0.95	(1.77)		0.79	5,010	30
Year ended May 31, 2015(dd)	46.28	0.57		(0.01)	—	0.56	(0.48)	—	—	(0.48)	46.36	1.19	4.28	2.78	0.95	(0.60)		1.23	6,954	158
Year ended May 31, 2014(dd)	34.54	0.41		11.75	—	12.16	(0.42)	—	—	(0.42)	46.28	35.51	28.00	2.96	0.95	(1.01)		1.00	6,942	—
Year ended May 31, 2013(dd)	22.16	0.16		12.32	—	12.48	(0.09)	—	(0.01)	(0.10)	34.54	56.40	59.22	3.72	0.95	(2.24)		0.52	5,180	27

See accompanying notes to the financial statements.

284 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Six Months ended November 30, 2017 (Unaudited)	$47.88	$0.42	$5.87		$—	$6.29	$(0.34)	$—	$—	$(0.34)	$53.83	13.22%	10.93%	1.47%	0.95%	1.19%	1.71%	$25,571	1%
Year ended May 31, 2017(aa)	39.34	0.65	8.51		—	9.16	(0.62)	—	—	(0.62)	47.88	23.56	25.81	1.65	0.95	0.89	1.58	15,562	6
Year ended May 31, 2016(aa)	31.51	0.59	7.90		—	8.49	(0.66)	—	—	(0.66)	39.34	27.56	26.45	1.60	0.95	1.22	1.86	17,701	10
Year ended May 31, 2015(aa)	28.96	0.63	2.62	(i)	—	3.25	(0.70)	—	—	(0.70)	31.51	11.22	12.38	1.33	0.95	1.61	1.99	33,081	7
Year ended May 31, 2014(aa)	21.76	0.56	7.12		—	7.68	(0.48)	—	—	(0.48)	28.96	35.94	33.73	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013(aa)	18.28	0.35	3.52		—	3.87	(0.39)	—	—	(0.39)	21.76	21.38	22.05	1.65	0.95	1.03	1.74	14,688	4
UltraPro Dow30SM
Six Months ended November 30, 2017(ff) (Unaudited)	57.45	0.08	31.66		—	31.74	—	—	—	—	89.19	55.25	55.10	0.98	0.95	0.21	0.24	352,295	2
Year ended May 31, 2017(ff)	34.23	0.04	23.27		—	23.31	(0.09)	—	—	(0.09)	57.45	68.22	68.49	1.02	0.95	0.02	0.09	166,606	3
Year ended May 31, 2016(ff)	36.49	0.31	(2.44	)(i)	—	(2.13)	(0.13)	—	—	(0.13)	34.23	(5.83)	(6.04)	1.03	0.95	0.92	1.00	140,323	5
Year ended May 31, 2015(u)(ff)	29.13	0.20	7.29		—	7.49	(0.13)	—	—	(0.13)	36.49	25.77	25.92	1.03	0.95	0.53	0.61	109,474	24
Year ended May 31, 2014(u)(ff)	21.34	0.16	7.75		—	7.91	(0.12)	—	—	(0.12)	29.13	37.17	37.57	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013(u)(ff)	11.51	0.04	9.81		—	9.85	(0.02)	—	—	(0.02)	21.34	85.66	85.05	1.19	0.95	0.04	0.28	68,294	4
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Financial Select Sector
Six Months ended November 30, 2017 (Unaudited)	$61.67	$0.10	$38.58	$—	$38.68	$(0.04)	$—	$—	$(0.04)	$100.31	62.75%	65.16%	1.32%	0.95%	(0.12)%	0.25%	$35,110	3%
Year ended May 31, 2017(dd)	36.90	0.11	24.69	—	24.80	(0.03)	—	—	(0.03)	61.67	67.21	66.20	1.75	0.95	(0.60)	0.19	21,586	30
Year ended May 31, 2016(dd)	43.43	0.21	(6.62)	—	(6.41)	(0.12)	—	—	(0.12)	36.90	(14.79)	(14.88)	2.33	0.95	(0.83)	0.55	9,226	116
Year ended May 31, 2015(dd)	32.37	0.14	11.07	—	11.21	(0.15)	—	—	(0.15)	43.43	34.67	35.99	2.01	0.95	(0.68)	0.38	13,030	18
Year ended May 31, 2014(q)(dd)	23.36	0.17	8.93	—	9.10	(0.09)	—	—	(0.09)	32.37	38.96	35.79	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(q)(dd)	10.00	0.01	13.37	—	13.38	(0.02)	—	—	(0.02)	23.36	133.94	137.86	3.00	0.95	(1.98)	0.07	9,343	2
UltraPro MidCap400
Six Months ended November 30, 2017 (Unaudited)	86.45	(0.07)	28.64	—	28.57	—	—	—	—	115.02	33.05	33.04	1.15	0.95	(0.35)	(0.14)	37,382	9
Year ended May 31, 2017	58.19	(0.12)	28.39	—	28.27	(0.01)	—	—	(0.01)	86.45	48.57	48.78	1.26	0.95	(0.47)	(0.16)	36,739	61
Year ended May 31, 2016	65.87	0.08	(7.73)	—	(7.65)	(0.03)	—	—	(0.03)	58.19	(11.61)	(11.44)	1.41	0.95	(0.31)	0.14	27,641	59
Year ended May 31, 2015(u)	49.74	0.06	16.13	—	16.19	(0.06)	—	—	(0.06)	65.87	32.55	32.42	1.16	0.95	(0.10)	0.11	49,403	17
Year ended May 31, 2014(o)(u)	32.66	0.01	17.07	—	17.08	—	—	—	—	49.74	52.31	52.28	1.43	0.95	(0.45)	0.02	44,770	11
Year ended May 31, 2013(o)(u)	16.25	(0.06)	16.47	—	16.41	—	—	—	—	32.66	101.00	101.22	1.43	0.95	(0.74)	(0.26)	26,129	45

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Nasdaq Biotechnology
Six Months ended November 30, 2017 (Unaudited)	$25.30	$(0.08)	$7.20		$—	$7.12	$—	$—	$—	$—	$32.42	28.10%	27.80%	1.24%	0.95%	(0.75)%	(0.46)%	$50,241	28%
Year ended May 31, 2017	27.95	(0.12)	(2.53	)(i)	—	(2.65)	—	—	—	—	25.30	(9.48)	(9.86)	1.32	0.95	(0.83)	(0.46)	34,158	45
June 22, 2015* through May 31, 2016(x)	100.00	(0.22)	(71.83)		—	(72.05)	—	—	—	—	27.95	(72.05)	(71.91)	1.36	0.95	(1.02)	(0.61)	43,326	128
UltraPro QQQ®
Six Months ended November 30, 2017 (Unaudited)	106.12	(0.19)	31.30		—	31.11	—	—	—	—	137.23	29.32	29.06	0.98	0.95	(0.36)	(0.33)	2,415,260	1
Year ended May 31, 2017(dd)	52.39	(0.25)	53.98		—	53.73	—	—	—	—	106.12	102.57	103.31	1.00	0.95	(0.41)	(0.36)	1,772,188	16
Year ended May 31, 2016(dd)	57.51	(0.04)	(5.08	)(i)	—	(5.12)	—	—	—	—	52.39	(8.92)	(9.27)	1.01	0.95	(0.13)	(0.07)	1,152,489	35
Year ended May 31, 2015(dd)	34.20	(0.07)	23.40		—	23.33	(0.02)	—	—	(0.02)	57.51	68.23	68.63	1.01	0.95	(0.20)	(0.14)	1,035,208	9
Year ended May 31, 2014(q)(dd)	18.00	0.07	16.13		—	16.20	—	—	—	—	34.20	90.05	89.36	1.04	0.95	0.17	0.26	584,860	11
Year ended May 31, 2013(q)(dd)	11.38	(0.04)	6.66		—	6.62	—	—	—	—	18.00	58.15	58.48	1.06	0.95	(0.37)	(0.26)	212,363	65

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Russell2000
Six Months ended November 30, 2017(ff) (Unaudited)	$59.65	$(0.05)	$24.44		$—	$24.39	$—	$—	$—	$—	$84.04	40.88%	41.30%	1.51%	0.95%	(0.71)%	(0.15)%	$142,864	12%
Year ended May 31, 2017(ff)	37.53	(0.12)	22.26		—	22.14	(0.02)	—	—	(0.02)	59.65	59.00	59.15	1.58	0.95	(0.86)	(0.23)	113,344	24
Year ended May 31, 2016(ff)	51.11	(0.08)	(13.50)		—	(13.58)	—	—	—	—	37.53	(26.57)	(26.51)	1.47	0.95	(0.73)	(0.20)	93,820	138
Year ended May 31, 2015(ff)	40.07	(0.04)	11.08		—	11.04	—	—	—	—	51.11	27.55	27.25	1.24	0.95	(0.37)	(0.08)	107,327	38
Year ended May 31, 2014(o)(ff)	27.32	(0.12)	12.87		—	12.75	—	—	—	—	40.07	46.67	46.68	1.27	0.95	(0.62)	(0.30)	188,317	62
Year ended May 31, 2013(o)(ff)	13.19	(0.06)	14.20		—	14.14	(0.01)	—	—	(0.01)	27.32	107.19	107.94	1.35	0.95	(0.75)	(0.35)	114,747	27
UltraPro S&P500®
Six Months ended November 30, 2017 (Unaudited)	102.38	(0.07)	33.28		—	33.21	—	—	—	—	135.59	32.44	32.40	0.92	0.92	(0.12)	(0.12)	1,132,174	4
Year ended May 31, 2017	66.94	(0.17)	35.71		—	35.54	(0.10)	—	—	(0.10)	102.38	53.16	53.44	0.95	0.95	(0.21)	(0.21)	880,462	93
Year ended May 31, 2016	70.85	0.35	(4.11	)(i)	—	(3.76)	(0.15)	—	—	(0.15)	66.94	(5.30)	(5.47)	0.95	0.95	0.57	0.57	689,508	18
Year ended May 31, 2015(u)	54.18	0.29	16.59		—	16.88	(0.21)	—	—	(0.21)	70.85	31.19	31.31	0.95	0.95	0.46	0.46	800,588	6
Year ended May 31, 2014(o)(u)	32.91	0.07	21.23		—	21.30	(0.03)	—	—	(0.03)	54.18	64.77	64.26	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(o)(u)	17.11	0.03	15.78		—	15.81	(0.01)	—	—	(0.01)	32.91	92.52	92.88	0.99	0.95	0.08	0.11	355,479	73

See accompanying notes to the financial statements.

288 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2017 (Unaudited)	$27.43	$(0.01)	$(1.68)		$—	$(1.69)	$—	$—	$—	$—	$25.74	(6.17)%	(6.53)%	0.99%	0.95%	(0.09)%	(0.05)%	$77,865	—%
Year ended May 31, 2017	27.99	(0.16)	(0.40	)(i)	—	(0.56)	—	—	—	—	27.43	(1.99)	(2.05)	0.99	0.95	(0.63)	(0.59)	84,359	—
Year ended May 31, 2016	40.84	(0.30)	(12.55)		—	(12.85)	—	—	—	—	27.99	(31.46)	(32.21)	1.03	0.95	(0.92)	(0.85)	74,874	—
Year ended May 31, 2015	62.98	(0.45)	(21.69)		—	(22.14)	—	—	—	—	40.84	(35.15)	(34.35)	1.02	0.95	(1.01)	(0.94)	105,155	—
Year ended May 31, 2014(n)	77.04	(0.78)	(13.31)		0.03	(14.06)	—	—	—	—	62.98	(18.25)	(17.38)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(n)	68.12	(0.61)	9.47		0.06	8.92	—	—	—	—	77.04	13.09	13.43	1.13	0.95	(1.06)	(0.88)	63,558	—
UltraPro Short Dow30SM
Six Months ended November 30, 2017 (Unaudited)	32.93	0.07	(12.30)		—	(12.23)	—	—	—	—	20.70	(37.13)	(36.93)	0.99	0.95	0.44	0.48	154,982	—
Year ended May 31, 2017(cc)	60.88	(0.19)	(27.76)		—	(27.95)	—	—	—	—	32.93	(45.92)	(46.03)	0.97	0.95	(0.45)	(0.43)	202,052	—
Year ended May 31, 2016(cc)	74.16	(0.58)	(12.70)		—	(13.28)	—	—	—	—	60.88	(17.91)	(17.71)	1.01	0.95	(0.85)	(0.80)	188,719	—
Year ended May 31, 2015(cc)	108.13	(0.79)	(33.18)		—	(33.97)	—	—	—	—	74.16	(31.42)	(31.53)	1.04	0.95	(0.98)	(0.90)	142,744	—
Year ended May 31, 2014(cc)	168.40	(1.27)	(59.00)		—	(60.27)	—	—	—	—	108.13	(35.79)	(35.63)	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(m)(cc)	361.16	(2.03)	(190.73)		—	(192.76)	—	—	—	—	168.40	(53.37)	(53.48)	1.05	0.95	(0.96)	(0.86)	122,079	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financial Select Sector
Six Months ended November 30, 2017 (Unaudited)	$15.38	$— (h)	$(6.62)		$—	$(6.62)	$—	$—	$—	$—	$8.76	(43.03)%	(44.24)%	4.77%	0.95%	(3.84)%	(0.02)%	$1,259	—%
Year ended May 31, 2017(bb)	33.45	(0.13)	(17.94)		—	(18.07)	—	—	—	—	15.38	(54.02)	(53.80)	4.99	0.95	(4.67)	(0.63)	2,210	—
Year ended May 31, 2016(bb)	41.86	(0.36)	(8.05	)(i)	—	(8.41)	—	—	—	—	33.45	(20.09)	(22.76)	3.19	0.95	(3.12)	(0.88)	2,300	—
Year ended May 31, 2015(bb)	67.08	(0.48)	(24.74)		—	(25.22)	—	—	—	—	41.86	(37.60)	(35.05)	3.14	0.95	(3.13)	(0.94)	3,924	—
Year ended May 31, 2014(n)(bb)	113.62	(0.78)	(45.76)		—	(46.54)	—	—	—	—	67.08	(40.96)	(40.36)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(n)(bb)	320.00	(1.51)	(204.87)		—	(206.38)	—	—	—	—	113.62	(64.49)	(65.05)	3.24	0.95	(3.14)	(0.85)	2,130	—
UltraPro Short MidCap400
Six Months ended November 30, 2017 (Unaudited)	14.44	— (h)	(4.07)		—	(4.07)	—	—	—	—	10.37	(28.18)	(26.46)	3.05	0.95	(2.18)	(0.08)	2,267	—
Year ended May 31, 2017	25.49	(0.10)	(10.95)		—	(11.05)	—	—	—	—	14.44	(43.36)	(44.34)	2.77	0.95	(2.40)	(0.58)	3,157	—
Year ended May 31, 2016	30.22	(0.27)	(4.46)		—	(4.73)	—	—	—	—	25.49	(15.66)	(15.56)	2.73	0.95	(2.60)	(0.82)	4,299	—
Year ended May 31, 2015	47.43	(0.36)	(16.85)		—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)	2.19	0.95	(2.17)	(0.93)	5,097	—
Year ended May 31, 2014(p)	88.02	(0.57)	(40.02)		—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)	2.27	0.95	(2.26)	(0.94)	8,001	—
Year ended May 31, 2013(p)	222.43	(1.29)	(133.12)		—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)	2.05	0.95	(1.96)	(0.86)	6,050	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Nasdaq Biotechnology
Six Months ended November 30, 2017 (Unaudited)	$17.74	$(0.03)	$(5.67)	$—	$(5.70)	$—	$—	$—	$—	$12.04	(32.13)%	(32.66)%	1.95%	0.95%	(1.57)%	(0.56)%	$5,417	—%
Year ended May 31, 2017	26.74	(0.16)	(8.84)	—	(9.00)	—	—	—	—	17.74	(33.68)	(33.11)	1.77	0.95	(1.59)	(0.77)	7,094	—
June 22, 2015* through May 31, 2016	20.00	(0.23)	6.97	—	6.74	—	—	—	—	26.74	33.72	33.65	1.54	0.95	(1.46)	(0.87)	5,349	—
UltraPro Short QQQ®
Six Months ended November 30, 2017 (Unaudited)	30.36	0.09	(8.54)	—	(8.45)	—	—	—	—	21.91	(27.83)	(27.65)	1.01	0.95	0.60	0.66	506,841	—
Year ended May 31, 2017(cc)	70.11	(0.21)	(39.54)	—	(39.75)	—	—	—	—	30.36	(56.70)	(56.83)	1.01	0.95	(0.49)	(0.43)	495,886	—
Year ended May 31, 2016(cc)	93.02	(0.68)	(22.23)	—	(22.91)	—	—	—	—	70.11	(24.63)	(24.37)	1.03	0.95	(0.89)	(0.82)	546,807	—
Year ended May 31, 2015(cc)	189.39	(1.17)	(95.20)	—	(96.37)	—	—	—	—	93.02	(50.89)	(50.98)	1.05	0.95	(1.02)	(0.91)	345,302	—
Year ended May 31, 2014(p)(cc)	433.92	(2.47)	(242.06)	—	(244.53)	—	—	—	—	189.39	(56.35)	(56.31)	1.06	0.95	(1.03)	(0.92)	359,802	—
Year ended May 31, 2013(p)(cc)	861.78	(5.04)	(422.82)	—	(427.86)	—	—	—	—	433.92	(49.65)	(49.58)	1.07	0.95	(0.98)	(0.85)	212,880	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Russell2000
Six Months ended November 30, 2017 (Unaudited)	$48.17	$0.05	$(16.12)	$—	$(16.07)	$—	$—	$—	$—	$32.10	(33.36)%	(33.29)%	1.07%	0.95%	0.15%	0.27%	$95,111	—%
Year ended May 31, 2017(cc)	97.53	(0.23)	(49.13)	—	(49.36)	—	—	—	—	48.17	(50.61)	(50.78)	1.06	0.95	(0.49)	(0.38)	111,425	—
Year ended May 31, 2016(cc)	103.55	(0.93)	(5.09)	—	(6.02)	—	—	—	—	97.53	(5.80)	(5.70)	1.12	0.95	(0.97)	(0.81)	85,453	—
Year ended May 31, 2015(cc)	167.81	(1.20)	(63.06)	—	(64.26)	—	—	—	—	103.55	(38.30)	(38.05)	1.12	0.95	(1.08)	(0.91)	76,486	—
Year ended May 31, 2014(p)(cc)	318.04	(1.91)	(148.32)	—	(150.23)	—	—	—	—	167.81	(47.23)	(47.37)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(p)(cc)	868.90	(4.37)	(546.49)	—	(550.86)	—	—	—	—	318.04	(63.40)	(63.49)	1.14	0.95	(1.04)	(0.85)	74,936	—
UltraPro Short S&P500®
Six Months ended November 30, 2017 (Unaudited)	15.95	0.03	(4.19)	—	(4.16)	—	—	—	—	11.79	(26.11)	(26.02)	0.91	0.91	0.42	0.42	564,063	—
Year ended May 31, 2017	26.90	(0.09)	(10.86)	—	(10.95)	—	—	—	—	15.95	(40.70)	(40.88)	0.90	0.90	(0.41)	(0.41)	697,964	—
Year ended May 31, 2016	33.36	(0.25)	(6.21)	—	(6.46)	—	—	—	—	26.90	(19.37)	(19.05)	0.91	0.91	(0.76)	(0.76)	820,483	—
Year ended May 31, 2015	50.65	(0.36)	(16.93)	—	(17.29)	—	—	—	—	33.36	(34.15)	(34.27)	0.93	0.93	(0.88)	(0.88)	517,208	—
Year ended May 31, 2014(p)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(p)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)	0.93	0.93	(0.85)	(0.85)	582,305	—

See accompanying notes to the financial statements.

292 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2017 (Unaudited)	$36.35	$0.03	$(1.38)	$—		$(1.35)	$—	$—	$—	$—	$35.00	(3.70)%	(3.92)%	0.90%	0.90%	0.18%	0.18%	$2,151,264	—%
Year ended May 31, 2017	36.37	(0.17)	0.15	—		(0.02)	—	—	—	—	36.35	(0.06)	(0.03)	0.90	0.90	(0.47)	(0.47)	2,053,938	—
Year ended May 31, 2016	45.92	(0.35)	(9.20)	—		(9.55)	—	—	—	—	36.37	(20.79)	(21.48)	0.93	0.93	(0.82)	(0.82)	2,116,937	—
Year ended May 31, 2015	60.47	(0.46)	(14.09)	—	(h)	(14.55)	—	—	—	—	45.92	(24.07)	(23.43)	0.93	0.93	(0.89)	(0.89)	3,016,996	—
Year ended May 31, 2014	68.37	(0.65)	(7.26)	0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)	0.92	0.92	(0.90)	(0.90)	4,179,158	—
Year ended May 31, 2013(m)	62.25	(0.52)	6.63	0.01		6.12	—	—	—	—	68.37	9.83	10.23	0.93	0.93	(0.82)	(0.82)	3,863,432	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2017 (Unaudited)	21.23	(0.01)	0.42	—		0.41	—	—	—	—	21.64	1.91	1.79	0.96	0.95	(0.06)	(0.06)	129,839	—
Year ended May 31, 2017	21.20	(0.12)	0.15	—		0.03	—	—	—	—	21.23	0.14	0.09	0.97	0.95	(0.57)	(0.55)	125,279	—
Year ended May 31, 2016	23.68	(0.18)	(2.30)	—		(2.48)	—	—	—	—	21.20	(10.44)	(10.65)	0.98	0.95	(0.83)	(0.80)	155,850	—
Year ended May 31, 2015	26.89	(0.23)	(2.98)	—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)	0.98	0.95	(0.93)	(0.90)	250,964	—
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18	0.97	0.95	(0.87)	(0.85)	308,723	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Six Months ended November 30, 2017 (Unaudited)	$18.40	$(0.02)	$(4.47)	$—	$(4.49)	$—	$—	$—	$—	$13.91	(24.40)%	(25.56)%	1.86%	0.95%	(1.12)%	(0.21)%	$5,439	—%
Year ended May 31, 2017	26.97	(0.15)	(8.42)	—	(8.57)	—	—	—	—	18.40	(31.77)	(30.96)	1.70	0.95	(1.43)	(0.68)	8,114	—
Year ended May 31, 2016	27.25	(0.29)	0.01 (i)	—	(0.28)	—	—	—	—	26.97	(1.02)	0.22	1.43	0.95	(1.34)	(0.85)	14,589	—
Year ended May 31, 2015	29.45	(0.26)	(1.94)	—	(2.20)	—	—	—	—	27.25	(7.49)	(8.56)	1.61	0.95	(1.56)	(0.90)	12,015	—
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(m)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)	1.11	0.95	(1.03)	(0.87)	30,339	—
UltraShort Consumer Goods
Six Months ended November 30, 2017 (Unaudited)	15.20	0.01	(0.89)	—	(0.88)	—	—	—	—	14.32	(5.80)	(5.61)	4.09	0.95	(3.05)	0.10	2,326	—
Year ended May 31, 2017	19.66	(0.10)	(4.36)	—	(4.46)	—	—	—	—	15.20	(22.68)	(22.90)	3.67	0.95	(3.30)	(0.58)	1,709	—
Year ended May 31, 2016	24.90	(0.19)	(5.05)	—	(5.24)	—	—	—	—	19.66	(21.05)	(20.77)	4.88	0.95	(4.77)	(0.84)	2,211	—
Year ended May 31, 2015	31.56	(0.26)	(6.40)	—	(6.66)	—	—	—	—	24.90	(21.11)	(21.41)	4.05	0.95	(4.04)	(0.94)	4,045	—
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(m)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)	3.99	0.95	(3.91)	(0.87)	5,037	—
See accompanying notes to the financial statements.

294 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2017 (Unaudited)	$28.51	$0.03	$(2.91)	$—	$(2.88)	$—	$—	$—	$—	$25.63	(10.07)%	(15.49)%	4.35%	0.95%	(3.20)%	0.20%	$1,597	—%
Year ended May 31, 2017	40.31	(0.18)	(11.62)	—	(11.80)	—	—	—	—	28.51	(29.29)	(26.49)	4.24	0.95	(3.81)	(0.52)	1,776	—
Year ended May 31, 2016	46.04	(0.35)	(5.38)	—	(5.73)	—	—	—	—	40.31	(12.43)	(10.02)	3.56	0.95	(3.40)	(0.79)	2,512	—
Year ended May 31, 2015(t)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)	2.41	0.95	(2.37)	(0.91)	4,027	—
Year ended May 31, 2014(t)	108.47	(0.78)	(37.89)	—	(38.67)	—	—	—	—	69.80	(35.65)	(33.57)	2.47	0.95	(2.46)	(0.94)	7,850	—
Year ended May 31, 2013(t)	203.13	(1.30)	(93.36)	—	(94.66)	—	—	—	—	108.47	(46.60)	(47.81)	2.13	0.95	(2.04)	(0.86)	6,098	—
UltraShort Dow30SM
Six Months ended November 30, 2017 (Unaudited)	12.30	0.02	(3.27)	—	(3.25)	—	—	—	—	9.05	(26.40)	(26.34)	0.99	0.95	0.41	0.45	173,069	—
Year ended May 31, 2017	18.37	(0.07)	(6.00)	—	(6.07)	—	—	—	—	12.30	(33.07)	(33.08)	0.98	0.95	(0.50)	(0.46)	229,012	—
Year ended May 31, 2016	20.44	(0.17)	(1.90)	—	(2.07)	—	—	—	—	18.37	(10.10)	(10.08)	0.99	0.95	(0.87)	(0.83)	216,310	—
Year ended May 31, 2015	25.98	(0.21)	(5.33)	—	(5.54)	—	—	—	—	20.44	(21.33)	(21.29)	1.01	0.95	(0.97)	(0.90)	226,294	—
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)	0.99	0.95	(0.89)	(0.85)	277,973	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Financials
Six Months ended November 30, 2017 (Unaudited)	$29.03	$0.01	$(7.55)	$—		$(7.54)	$—	$—	$—	$—	$21.49	(25.97)%	(26.04)%	1.11%	0.95%	(0.08)%	0.08%	$35,348	—%
Year ended May 31, 2017	42.76	(0.17)	(13.56)	—		(13.73)	—	—	—	—	29.03	(32.12)	(31.82)	1.10	0.95	(0.64)	(0.49)	49,924	—
Year ended May 31, 2016	48.25	(0.40)	(5.09)	—		(5.49)	—	—	—	—	42.76	(11.38)	(11.55)	1.10	0.95	(0.97)	(0.82)	55,371	—
Year ended May 31, 2015(r)	65.00	(0.50)	(16.25)	—		(16.75)	—	—	—	—	48.25	(25.76)	(25.83)	1.13	0.95	(1.08)	(0.90)	56,449	—
Year ended May 31, 2014(r)	90.90	(0.72)	(25.18)	—		(25.90)	—	—	—	—	65.00	(28.49)	(28.54)	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013(r)	193.50	(1.19)	(101.41)	—		(102.60)	—	—	—	—	90.90	(53.02)	(53.01)	1.01	0.95	(0.92)	(0.86)	122,245	—
UltraShort FTSE China 50
Six Months ended November 30, 2017 (Unaudited)	24.88	(0.01)	(6.97)	—		(6.98)	—	—	—	—	17.90	(28.03)	(28.24)	1.18	0.95	(0.35)	(0.12)	30,624	—
Year ended May 31, 2017	41.50	(0.18)	(16.44)	—		(16.62)	—	—	—	—	24.88	(40.05)	(40.27)	1.15	0.95	(0.77)	(0.57)	43,798	—
Year ended May 31, 2016	28.22	(0.35)	13.63	—		13.28	—	—	—	—	41.50	47.05	47.77	1.13	0.95	(1.01)	(0.83)	62,681	—
Year ended May 31, 2015	62.15	(0.40)	(33.53)	—	(h)	(33.93)	—	—	—	—	28.22	(54.60)	(54.61)	1.18	0.95	(1.13)	(0.90)	46,855	—
Year ended May 31, 2014(p)	83.15	(0.67)	(20.33)	—	(h)	(21.00)	—	—	—	—	62.15	(25.25)	(25.48)	1.06	0.95	(1.03)	(0.93)	103,209	—
Year ended May 31, 2013(p)	120.54	(0.78)	(36.62)	0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)	1.05	0.95	(0.96)	(0.86)	131,885	—

See accompanying notes to the financial statements.

296 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2017 (Unaudited)	$36.36	$(0.02)	$(4.31)		$—		$(4.33)	$—	$—	$—	$—	$32.03	(11.91)%	(11.91)%	1.16%	0.95%	(0.31)%	(0.11)%	$26,011	—%
Year ended May 31, 2017	55.55	(0.30)	(18.89)		—		(19.19)	—	—	—	—	36.36	(34.56)	(34.56)	1.09	0.95	(0.74)	(0.60)	32,254	—
Year ended May 31, 2016	51.12	(0.49)	4.92	(i)	—		4.43	—	—	—	—	55.55	8.67	8.63	1.13	0.95	(1.02)	(0.84)	42,337	—
Year ended May 31, 2015	52.38	(0.53)	(0.73)		—	(h)	(1.26)	—	—	—	—	51.12	(2.40)	(2.33)	1.21	0.95	(1.18)	(0.92)	26,178	—
Year ended May 31, 2014(p)	88.66	(0.65)	(35.64)		0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(p)	187.47	(1.02)	(97.85)		0.06		(98.81)	—	—	—	—	88.66	(52.71)	(52.79)	1.09	0.95	(0.96)	(0.82)	82,007	—
UltraShort Gold Miners
Six Months ended November 30, 2017 (Unaudited)	15.93	(0.01)	(0.61	)(i)	—		(0.62)	—	—	—	—	15.31	(3.86)	(3.65)	2.63	0.95	(1.80)	(0.12)	3,253	—
Year ended May 31, 2017(z)	27.14	(0.11)	(11.10	)(i)	—		(11.21)	—	—	—	—	15.93	(41.32)	(40.81)	2.77	0.95	(2.46)	(0.64)	2,587	—
Year ended May 31, 2016(z)	83.94	(0.56)	(56.24)		—		(56.80)	—	—	—	—	27.14	(67.66)	(68.02)	3.57	0.95	(3.51)	(0.89)	3,054	—
February 12, 2015* through May 31, 2015(z)	80.00	(0.24)	4.18	(i)	—		3.94	—	—	—	—	83.94	4.93	5.05	3.61	0.95	(3.59)	(0.93)	2,099	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2017 (Unaudited)	$37.57	$(0.02)	$(7.47)	$—	$(7.49)	$—	$—	$—	$—	$30.08	(19.94)%	(21.87)%	5.77%	0.95%	(4.96)%	(0.13)%	$1,080	—%
Year ended May 31, 2017	46.71	(0.28)	(8.86)	—	(9.14)	—	—	—	—	37.57	(19.56)	(17.22)	3.49	0.95	(3.17)	(0.64)	1,349	—
Year ended May 31, 2016	48.12	(0.41)	(1.00)	—	(1.41)	—	—	—	—	46.71	(2.95)	(3.54)	3.52	0.95	(3.37)	(0.81)	2,845	—
Year ended May 31, 2015(t)	86.03	(0.56)	(37.35)	—	(37.91)	—	—	—	—	48.12	(44.07)	(44.43)	4.39	0.95	(4.33)	(0.90)	1,729	—
Year ended May 31, 2014(t)	145.45	(1.04)	(58.38)	—	(59.42)	—	—	—	—	86.03	(40.85)	(40.15)	4.02	0.95	(4.01)	(0.94)	3,629	—
Year ended May 31, 2013(m)(t)	289.49	(1.76)	(142.28)	—	(144.04)	—	—	—	—	145.45	(49.76)	(48.86)	2.78	0.95	(2.68)	(0.85)	3,408	—
UltraShort Industrials
Six Months ended November 30, 2017 (Unaudited)	22.10	0.01	(4.85)	—	(4.84)	—	—	—	—	17.26	(21.89)	(21.92)	3.06	0.95	(1.98)	0.13	2,777	—
Year ended May 31, 2017	33.98	(0.15)	(11.73)	—	(11.88)	—	—	—	—	22.10	(34.95)	(34.83)	2.81	0.95	(2.41)	(0.55)	3,002	—
Year ended May 31, 2016	39.83	(0.34)	(5.51)	—	(5.85)	—	—	—	—	33.98	(14.70)	(14.24)	2.57	0.95	(2.45)	(0.83)	4,615	—
Year ended May 31, 2015	48.83	(0.40)	(8.60)	—	(9.00)	—	—	—	—	39.83	(18.43)	(19.15)	3.05	0.95	(3.00)	(0.90)	4,415	—
Year ended May 31, 2014(p)	79.71	(0.56)	(30.32)	—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(p)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)	2.29	0.95	(2.19)	(0.85)	4,856	—

See accompanying notes to the financial statements.

298 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2017 (Unaudited)	$23.41	$— (h)	$(4.58)		$—		$(4.58)	$—	$—	$—	$—	$18.83	(19.54)%	(19.45)%	2.19%	0.95%	(1.25)%	(0.01)%	$3,852	—%
Year ended May 31, 2017	33.69	(0.17)	(10.11)		—		(10.28)	—	—	—	—	23.41	(30.51)	(30.63)	1.93	0.95	(1.57)	(0.60)	4,787	—
Year ended May 31, 2016	36.71	(0.33)	(2.69)		—		(3.02)	—	—	—	—	33.69	(8.22)	(8.20)	2.02	0.95	(1.90)	(0.83)	6,889	—
Year ended May 31, 2015	48.84	(0.40)	(11.73)		—		(12.13)	—	—	—	—	36.71	(24.85)	(24.83)	1.83	0.95	(1.80)	(0.92)	5,671	—
Year ended May 31, 2014(p)	72.42	(0.55)	(23.03)		—		(23.58)	—	—	—	—	48.84	(32.56)	(32.37)	1.56	0.95	(1.54)	(0.94)	11,209	—
Year ended May 31, 2013(p)	131.86	(0.88)	(58.56)		—		(59.44)	—	—	—	—	72.42	(45.08)	(45.23)	1.19	0.95	(1.10)	(0.86)	16,632	—
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2017 (Unaudited)	13.65	— (h)	(3.32)		—		(3.32)	—	—	—	—	10.33	(24.34)	(24.63)	1.17	0.95	(0.26)	(0.04)	26,588	—
Year ended May 31, 2017	40.02	(0.09)	(26.28)		—		(26.37)	—	—	—	—	13.65	(65.90)	(65.93)	1.12	0.95	(0.69)	(0.52)	30,707	—
Year ended May 31, 2016(v)	45.98	(0.45)	(5.51	)(i)	—		(5.96)	—	—	—	—	40.02	(12.97)	(12.86)	1.20	0.95	(1.10)	(0.85)	61,031	—
Year ended May 31, 2015(v)	34.11	(0.33)	12.20		—	(h)	11.87	—	—	—	—	45.98	34.81	34.68	1.35	0.95	(1.32)	(0.92)	29,885	—
Year ended May 31, 2014(v)	36.84	(0.38)	(2.37)		0.02		(2.73)	—	—	—	—	34.11	(7.41)	(7.31)	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013(v)	42.70	(0.30)	(5.57)		0.01		(5.86)	—	—	—	—	36.84	(13.73)	(13.73)	1.59	0.95	(1.49)	(0.85)	16,575	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2017 (Unaudited)	$27.32	$— (h)	$(3.86)	$—		$(3.86)	$—	$—	$—	$—	$23.46	(14.13)%	(13.98)%	2.70%	0.95%	(1.76)%	—	%(k)	$2,051	—%
Year ended May 31, 2017	39.69	(0.23)	(12.14)	—		(12.37)	—	—	—	—	27.32	(31.18)	(31.29)	2.11	0.95	(1.82)	(0.66)		3,754	—
Year ended May 31, 2016	35.96	(0.36)	4.09 (i)	—		3.73	—	—	—	—	39.69	10.38	10.35	2.34	0.95	(2.25)	(0.86)		7,439	—
Year ended May 31, 2015	37.99	(0.37)	(1.66)	—	(h)	(2.03)	—	—	—	—	35.96	(5.34)	(5.32)	2.62	0.95	(2.58)	(0.92)		3,144	—
Year ended May 31, 2014(n)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)	2.28	0.95	(2.27)	(0.94)		7,120	—
Year ended May 31, 2013(n)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)	1.56	0.95	(1.44)	(0.83)		6,474	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2017 (Unaudited)	11.61	0.01	(2.58)	—		(2.57)	—	—	—	—	9.04	(22.19)	(22.29)	1.12	0.95	(0.04)	0.13		32,253	—
Year ended May 31, 2017	20.74	(0.08)	(9.05)	—		(9.13)	—	—	—	—	11.61	(44.02)	(44.03)	1.12	0.95	(0.69)	(0.52)		32,161	—
Year ended May 31, 2016	17.23	(0.18)	3.69	—		3.51	—	—	—	—	20.74	20.41	20.42	1.06	0.95	(0.92)	(0.81)		57,450	—
Year ended May 31, 2015	18.56	(0.16)	(1.17)	—	(h)	(1.33)	—	—	—	—	17.23	(7.17)	(7.06)	1.20	0.95	(1.15)	(0.90)		36,514	—
Year ended May 31, 2014	23.83	(0.21)	(5.07)	0.01		(5.27)	—	—	—	—	18.56	(22.11)	(22.29)	1.05	0.95	(1.03)	(0.93)		49,544	—
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)	1.09	0.95	(0.99)	(0.85)		51,100	—

See accompanying notes to the financial statements.

300 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2017 (Unaudited)	$34.57	$(0.04)	$(7.70)	$—	$(7.74)	$—	$—	$—	$—	$26.83	(22.40)%	(23.20)%	1.57%	0.95%	(0.87)%	(0.25)%	$8,718	—%
Year ended May 31, 2017	48.16	(0.27)	(13.32)	—	(13.59)	—	—	—	—	34.57	(28.22)	(27.90)	1.48	0.95	(1.18)	(0.66)	10,369	—
Year ended May 31, 2016	46.92	(0.42)	1.66 (i)	—	1.24	—	—	—	—	48.16	2.64	2.36	1.48	0.95	(1.35)	(0.83)	18,055	—
Year ended May 31, 2015	66.57	(0.55)	(19.11)	0.01	(19.65)	—	—	—	—	46.92	(29.51)	(29.61)	1.76	0.95	(1.74)	(0.93)	9,380	—
Year ended May 31, 2014(p)	89.26	(0.67)	(22.05)	0.03	(22.69)	—	—	—	—	66.57	(25.42)	(24.91)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(p)	154.11	(1.00)	(63.89)	0.04	(64.85)	—	—	—	—	89.26	(42.08)	(42.14)	2.04	0.95	(1.95)	(0.86)	10,041	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2017 (Unaudited)	29.03	(0.02)	(6.23)	—	(6.25)	—	—	—	—	22.78	(21.53)	(21.43)	1.11	0.95	(0.29)	(0.13)	41,795	—
Year ended May 31, 2017	36.12	(0.17)	(6.92)	—	(7.09)	—	—	—	—	29.03	(19.64)	(19.61)	1.11	0.95	(0.70)	(0.54)	54,714	—
Year ended May 31, 2016	29.71	(0.29)	6.70	—	6.41	—	—	—	—	36.12	21.55	21.26	1.08	0.95	(0.97)	(0.84)	68,082	—
Year ended May 31, 2015(s)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)	1.15	0.95	(1.12)	(0.92)	112,465	—
Year ended May 31, 2014(s)	183.06	(0.90)	(99.88)	—	(100.78)	—	—	—	—	82.28	(55.06)	(55.19)	1.45	0.95	(1.45)	(0.95)	60,474	—
Year ended May 31, 2013(m)(s)	447.25	(2.48)	(261.71)	—	(264.19)	—	—	—	—	183.06	(59.07)	(58.96)	2.91	0.95	(2.81)	(0.85)	4,576	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 301

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2017 (Unaudited)	$48.40	$(0.03)	$(7.31)	$—	$(7.34)	$—	$—	$—	$—	$41.06	(15.17)%	(15.18)%	1.17%	0.95%	(0.34)%	(0.11)%	$21,232	—%
Year ended May 31, 2017	51.67	(0.23)	(3.04)	—	(3.27)	—	—	—	—	48.40	(6.33)	(6.41)	1.11	0.95	(0.68)	(0.52)	34,708	—
Year ended May 31, 2016	50.95	(0.50)	1.22 (i)	—	0.72	—	—	—	—	51.67	1.41	1.49	1.12	0.95	(0.96)	(0.79)	55,135	—
Year ended May 31, 2015	41.23	(0.43)	10.15	—	9.72	—	—	—	—	50.95	23.57	23.60	1.14	0.95	(1.10)	(0.91)	44,177	—
Year ended May 31, 2014(n)	63.86	(0.50)	(22.13)	—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)	1.07	0.95	(1.05)	(0.94)	46,060	—
Year ended May 31, 2013(n)	115.24	(0.69)	(50.69)	—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)	1.09	0.95	(1.01)	(0.87)	77,348	—
UltraShort QQQ®
Six Months ended November 30, 2017 (Unaudited)	16.71	0.03	(3.20)	—	(3.17)	—	—	—	—	13.54	(18.95)	(18.75)	1.02	0.95	0.33	0.41	318,780	—
Year ended May 31, 2017	28.90	(0.11)	(12.08)	—	(12.19)	—	—	—	—	16.71	(42.17)	(42.27)	1.03	0.95	(0.56)	(0.48)	281,358	—
Year ended May 31, 2016	33.64	(0.27)	(4.47)	—	(4.74)	—	—	—	—	28.90	(14.09)	(14.04)	1.03	0.95	(0.91)	(0.83)	389,736	—
Year ended May 31, 2015	53.18	(0.37)	(19.17)	—	(19.54)	—	—	—	—	33.64	(36.75)	(36.82)	1.04	0.95	(1.00)	(0.90)	337,622	—
Year ended May 31, 2014(p)	91.05	(0.63)	(37.24)	—	(37.87)	—	—	—	—	53.18	(41.59)	(41.51)	1.02	0.95	(0.99)	(0.92)	379,610	—
Year ended May 31, 2013(p)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)	1.03	0.95	(0.94)	(0.86)	434,951	—

See accompanying notes to the financial statements.

302 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2017 (Unaudited)	$32.86	$— (h)	$(3.66)	$—	$(3.66)	$—	$—	$—	$—	$29.20	(11.12)%	(11.22)%	1.19%	0.95%	(0.25)%	(0.01)%	$32,003	—%
Year ended May 31, 2017	38.46	(0.19)	(5.41)	—	(5.60)	—	—	—	—	32.86	(14.57)	(14.50)	1.19	0.95	(0.78)	(0.53)	34,364	—
Year ended May 31, 2016	50.39	(0.38)	(11.55)	—	(11.93)	—	—	—	—	38.46	(23.67)	(23.68)	1.24	0.95	(1.09)	(0.80)	38,299	—
Year ended May 31, 2015(t)	64.01	(0.49)	(13.13)	—	(13.62)	—	—	—	—	50.39	(21.28)	(21.32)	1.32	0.95	(1.26)	(0.89)	32,645	—
Year ended May 31, 2014(t)	82.53	(0.75)	(17.77)	—	(18.52)	—	—	—	—	64.01	(22.44)	(21.78)	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013(t)	119.82	(0.82)	(36.47)	—	(37.29)	—	—	—	—	82.53	(31.12)	(31.55)	1.06	0.95	(0.96)	(0.85)	63,270	—
UltraShort Russell2000
Six Months ended November 30, 2017 (Unaudited)	22.59	0.03	(5.27)	—	(5.24)	—	—	—	—	17.35	(23.18)	(23.16)	1.05	0.95	0.23	0.33	137,227	—
Year ended May 31, 2017	35.34	(0.11)	(12.64)	—	(12.75)	—	—	—	—	22.59	(36.10)	(36.12)	1.05	0.95	(0.51)	(0.41)	174,120	—
Year ended May 31, 2016	35.51	(0.32)	0.15	—	(0.17)	—	—	—	—	35.34	(0.48)	(0.62)	1.04	0.95	(0.91)	(0.82)	217,694	—
Year ended May 31, 2015	47.93	(0.38)	(12.04)	—	(12.42)	—	—	—	—	35.51	(25.91)	(25.74)	1.05	0.95	(1.01)	(0.91)	193,873	—
Year ended May 31, 2014(p)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(p)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)	1.05	0.95	(0.95)	(0.85)	350,071	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 303

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2017(ee) (Unaudited)	$51.32	$0.09	$(9.36)		$—	$(9.27)	$—	$—	$—	$—	$42.05	(18.07)%	(18.02)%	0.90%	0.90%	0.36%	0.36%	$1,128,817	—%
Year ended May 31, 2017(ee)	72.17	(0.27)	(20.58)		—	(20.85)	—	—	—	—	51.32	(28.89)	(29.00)	0.89	0.89	(0.44)	(0.44)	1,418,175	—
Year ended May 31, 2016(ee)	81.21	(0.62)	(8.42)		—	(9.04)	—	—	—	—	72.17	(11.13)	(10.94)	0.90	0.90	(0.76)	(0.76)	2,167,620	—
Year ended May 31, 2015(ee)	106.07	(0.79)	(24.07)		—	(24.86)	—	—	—	—	81.21	(23.44)	(23.58)	0.91	0.91	(0.86)	(0.86)	1,376,227	—
Year ended May 31, 2014(ee)	160.35	(1.14)	(53.14)		—	(54.28)	—	—	—	—	106.07	(33.84)	(33.69)	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(m)(ee)	273.60	(1.70)	(111.55)		—	(113.25)	—	—	—	—	160.35	(41.39)	(41.46)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
UltraShort Semiconductors
Six Months ended November 30, 2017 (Unaudited)	15.42	— (h)	(5.15)		—	(5.15)	—	—	—	—	10.27	(33.40)	(33.15)	2.41	0.95	(1.40)	0.05	3,090	—
Year ended May 31, 2017	36.74	(0.12)	(21.20)		—	(21.32)	—	—	—	—	15.42	(58.04)	(58.54)	2.33	0.95	(1.90)	(0.52)	4,255	—
Year ended May 31, 2016	40.36	(0.39)	(3.23	)(i)	—	(3.62)	—	—	—	—	36.74	(8.98)	(7.47)	3.31	0.95	(3.21)	(0.84)	2,792	—
Year ended May 31, 2015(s)	78.93	(0.48)	(38.09)		—	(38.57)	—	—	—	—	40.36	(48.86)	(49.39)	3.07	0.95	(3.01)	(0.89)	3,067	—
Year ended May 31, 2014(s)	138.93	(1.09)	(58.91)		—	(60.00)	—	—	—	—	78.93	(43.19)	(42.49)	2.01	0.95	(2.01)	(0.94)	4,024	—
Year ended May 31, 2013(s)	214.88	(1.67)	(74.28)		—	(75.95)	—	—	—	—	138.93	(35.34)	(35.65)	1.65	0.95	(1.58)	(0.87)	13,335	—

See accompanying notes to the financial statements.

304 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2017 (Unaudited)	$20.59	$— (h)	$(4.99)	$—	$(4.99)	$—	$—	$—	$—	$15.60	(24.23)%	(25.05)%	3.35%	0.95%	(2.39)%	0.01%	$2,705	—%
Year ended May 31, 2017	31.79	(0.14)	(11.06)	—	(11.20)	—	—	—	—	20.59	(35.22)	(34.72)	3.22	0.95	(2.86)	(0.59)	2,540	—
Year ended May 31, 2016	35.85	(0.31)	(3.75)	—	(4.06)	—	—	—	—	31.79	(11.34)	(10.55)	2.89	0.95	(2.78)	(0.83)	3,920	—
Year ended May 31, 2015	47.35	(0.39)	(11.11)	—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)	2.44	0.95	(2.41)	(0.93)	4,422	—
Year ended May 31, 2014(p)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)	2.33	0.95	(2.32)	(0.94)	8,206	—
Year ended May 31, 2013(p)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)	1.64	0.95	(1.56)	(0.86)	7,267	—
UltraShort Technology
Six Months ended November 30, 2017 (Unaudited)	22.02	— (h)	(5.41)	—	(5.41)	—	—	—	—	16.61	(24.57)	(24.48)	2.80	0.95	(1.82)	0.04	3,788	—
Year ended May 31, 2017	42.22	(0.19)	(20.01)	—	(20.20)	—	—	—	—	22.02	(47.85)	(47.52)	2.78	0.95	(2.43)	(0.59)	2,270	—
Year ended May 31, 2016	48.28	(0.42)	(5.64)	—	(6.06)	—	—	—	—	42.22	(12.55)	(12.30)	2.22	0.95	(2.12)	(0.85)	4,352	—
Year ended May 31, 2015(r)	72.76	(0.51)	(23.97)	—	(24.48)	—	—	—	—	48.28	(33.64)	(34.12)	2.60	0.95	(2.54)	(0.90)	7,391	—
Year ended May 31, 2014(r)	120.72	(0.92)	(47.04)	—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013(r)	164.74	(1.25)	(42.77)	—	(44.02)	—	—	—	—	120.72	(26.72)	(27.47)	1.75	0.95	(1.67)	(0.87)	7,917	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 305

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2017 (Unaudited)	$25.90	$(0.02)	$(3.44)	$—	$(3.46)	$—	$—	$—	$—	$22.44	(13.36)%	(12.70)%	1.71%	0.95%	(0.92)%	(0.15)%	$7,013	—%
Year ended May 31, 2017	35.17	(0.20)	(9.07)	—	(9.27)	—	—	—	—	25.90	(26.35)	(26.83)	1.72	0.95	(1.39)	(0.62)	7,447	—
Year ended May 31, 2016	50.80	(0.41)	(15.22)	—	(15.63)	—	—	—	—	35.17	(30.77)	(30.06)	2.63	0.95	(2.53)	(0.85)	3,956	—
Year ended May 31, 2015(r)	63.73	(0.49)	(12.44)	—	(12.93)	—	—	—	—	50.80	(20.28)	(21.04)	2.66	0.95	(2.62)	(0.92)	8,255	—
Year ended May 31, 2014(r)	94.72	(0.75)	(30.24)	—	(30.99)	—	—	—	—	63.73	(32.71)	(32.43)	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013(r)	123.56	(0.91)	(27.93)	—	(28.84)	—	—	—	—	94.72	(23.34)	(24.32)	4.02	0.95	(3.93)	(0.85)	4,143	—

See accompanying notes to the financial statements.

306 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.005%.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 12, 2017.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 307

NOTES TO FINANCIAL STATEMENTS

308 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 114 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of Short 20+ Year Treasury, Short 7-10 Year Treasury, Ultra 20+ Year Treasury, Ultra 7-10 Year Treasury, UltraPro Short 20+ Year Treasury, UltraShort 20+ Year Treasury and UltraShort 7-10 Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each business day.

Short S&P Regional Banking, UltraShort Oil & Gas Exploration & Production, UltraShort MSCI Mexico Capped IMI, UltraShort 3-7 Year Treasury, UltraShort TIPS, Ultra Junior Miners, Ultra Oil & Gas Exploration & Production, Ultra S&P Regional Banking and Ultra MSCI Mexico Capped IMI were liquidated on September 6, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in these financial statements. The Funds' compliance date for Form N-PORT is June 1, 2018, but the Funds will not be required to make their initial filing on Form N-PORT until the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending May 31, 2019. The adoption will have no effect on the Funds' net assets or results of operations.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 309

and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of November 30, 2017, based on levels assigned to securities on May 31, 2017. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of November 30, 2017, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short 20+ Year Treasury	—	—	$115,902	—	—	$530,722,949	$45,748,361	$10,641,524	$576,471,310	$10,757,426
Short 7-10 Year Treasury	—	—	9,653	—	—	19,974,716	13,426,002	396,567	33,400,718	406,220
Short Basic Materials	—	—	—	—	—	—	1,659,866	(110,569)	1,659,866	(110,569)
Short Dow30SM	—	—	(460,147)	—	—	258,334,379	56,818,911	(54,829,372)	315,153,290	(55,289,519)
Short Financials	—	—	—	—	—	9,994,098	7,283,868	(498,594)	17,277,966	(498,594)
Short FTSE China 50	—	—	—	—	—	—	5,162,092	(794,731)	5,162,092	(794,731)
Short High Yield	—	—	—	—	—	114,932,378	18,142,179	(43,367,692)	133,074,557	(43,367,692)
Short MidCap400	—	—	(24,334)	—	—	—	12,054,079	(815,508)	12,054,079	(839,842)
Short MSCI EAFE	—	—	—	—	—	17,989,375	7,720,420	(2,540,041)	25,709,795	(2,540,041)
Short MSCI Emerging Markets	—	—	—	—	—	99,873,299	25,447,006	(18,664,312)	125,320,305	(18,664,312)
Short Oil & Gas	—	—	—	—	—	—	2,600,590	8,336	2,600,590	8,336
Short QQQ®	—	—	(30,200)	—	—	341,131,327	62,512,333	(42,234,236)	403,643,660	(42,264,436)
Short Real Estate	—	—	—	—	—	—	13,135,939	(1,009,520)	13,135,939	(1,009,520)
Short Russell2000	—	—	(65,233)	—	—	321,180,024	51,775,634	(64,710,185)	372,955,658	(64,775,418)
Short S&P500®	—	—	(659,896)	—	—	1,580,937,634	238,217,660	(187,269,426)	1,819,155,294	(187,929,322)
Short SmallCap600	—	—	—	—	—	—	8,948,684	(541,656)	8,948,684	(541,656)
Ultra 20+ Year Treasury	—	—	(14,076)	—	—	28,116,828	5,943,686	(526,510)	34,060,514	(540,586)
Ultra 7-10 Year Treasury	—	—	(8,452)	—	—	25,207,059	6,174,486	(1,088,534)	31,381,545	(1,096,986)
Ultra Basic Materials	$49,757,357	—	—	—	—	—	16,103,430	345,542	65,860,787	345,542
Ultra Consumer Goods	11,823,813	—	—	—	—	—	1,047,285	736,577	12,871,098	736,577
Ultra Consumer Services	14,433,387	—	—	—	—	—	3,389,846	1,492,193	17,823,233	1,492,193
Ultra Dow30SM	305,544,109	—	2,034,910	—	—	—	62,388,561	39,247,253	367,932,670	41,282,163
Ultra Financials	744,165,396	—	—	—	—	—	141,773,264	52,173,669	885,938,660	52,173,669
Ultra FTSE China 50	—	—	—	—	—	—	33,231,506	(319,557)	33,231,506	(319,557)
Ultra FTSE Europe	—	—	—	—	—	—	9,100,310	(91,320)	9,100,310	(91,320)
Ultra Gold Miners	8,367,244	—	—	—	—	—	2,609,776	(328,224)	10,977,020	(328,224)
Ultra Health Care	89,563,920	—	—	—	$5,760	—	19,536,719	3,401,287	109,106,399	3,401,287
Ultra High Yield	2,384,368	—	—	—	—	—	344,696	94,414	2,729,064	94,414
Ultra Industrials	24,207,385	—	—	—	—	—	613,860	2,714,244	24,821,245	2,714,244
Ultra MidCap400	130,093,027	—	433,831	—	—	—	4,414,857	8,343,545	134,507,884	8,777,376
Ultra MSCI Brazil Capped	—	—	—	—	—	—	8,979,976	(1,697,888)	8,979,976	(1,697,888)

310 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI EAFE	—	—	—	—		—	—	$11,396,799	$208,038	$11,396,799	$208,038
Ultra MSCI Emerging Markets	—	—	—	—		—	$14,997,588	19,138,052	2,552,516	34,135,640	2,552,516
Ultra MSCI Japan	—	—	—	—		—	—	8,691,056	477,862	8,691,056	477,862
Ultra Nasdaq Biotechnology	$369,541,960	—	—	—		—	—	91,571,059	(3,924,603)	461,113,019	(3,924,603)
Ultra Oil & Gas	112,037,286	—	—	—		—	—	7,431,976	(1,161,953)	119,469,262	(1,161,953)
Ultra QQQ®	1,174,636,910	—	$(52,673)	—		—	—	256,613,841	86,623,847	1,431,250,751	86,571,174
Ultra Real Estate	123,845,207	—	—	—		—	—	26,022,223	13,062,009	149,867,430	13,062,009
Ultra Russell2000	162,957,955	—	77,847	$1,431	(1)	$12,524	—	42,578,527	7,207,424	205,550,437	7,285,271
Ultra S&P500®	1,673,294,722	—	826,271	—		—	—	373,121,592	71,482,771	2,046,416,314	72,309,042
Ultra Semiconductors	71,182,923	—	—	—		—	—	14,339,857	229,057	85,522,780	229,057
Ultra SmallCap600	22,614,592	—	—	—		—	—	2,774,056	2,418,213	25,388,648	2,418,213
Ultra Technology	210,889,438	—	—	—		—	—	62,769,191	3,079,577	273,658,629	3,079,577
Ultra Telecommunications	1,707,547	—	—	—		—	—	510,421	220,771	2,217,968	220,771
Ultra Utilities	20,063,967	—	—	—		—	—	2,857,321	1,889,771	22,921,288	1,889,771
UltraPro Dow30SM	268,328,890	—	392,164	—		—	—	50,922,437	36,937,430	319,251,327	37,329,594
UltraPro Financial Select Sector	25,542,709	—	—	—		—	—	6,256,841	3,560,260	31,799,550	3,560,260
UltraPro MidCap400	24,458,075	—	53,829	—		—	—	996,488	1,668,566	25,454,563	1,722,395
UltraPro Nasdaq Biotechnology	40,190,222	—	—	—		—	—	13,779,439	(1,689,101)	53,969,661	(1,689,101)
UltraPro QQQ®	1,788,373,857	—	572,201	—		—	—	532,932,880	135,403,049	2,321,306,737	135,975,250
UltraPro Russell2000	113,589,195	—	78,055	600	(1)	5,187	—	15,169,373	18,831,838	128,764,355	18,909,893
UltraPro S&P500®	801,075,601	—	1,089,553	—		—	—	335,977,974	39,430,500	1,137,053,575	40,520,053
UltraPro Short 20+ Year Treasury	—	—	10,675	—		—	—	73,463,359	(2,440,064)	73,463,359	(2,429,389)
UltraPro Short Dow30SM	—	—	(30,788)	—		—	175,557,296	29,301,307	(53,809,228)	204,858,603	(53,840,016)
UltraPro Short Financial Select Sector	—	—	—	—		—	—	1,529,578	(1,102,669)	1,529,578	(1,102,669)
UltraPro Short MidCap400	—	—	(28,757)	—		—	—	2,010,896	(1,539,693)	2,010,896	(1,568,450)
UltraPro Short Nasdaq Biotechnology	—	—	—	—		—	—	3,538,266	(2,743,900)	3,538,266	(2,743,900)
UltraPro Short QQQ®	—	—	19,492	—		—	738,085,690	73,353,521	(292,978,571)	811,439,211	(292,959,079)
UltraPro Short Russell2000	—	—	(32,263)	—		—	79,974,249	29,873,140	(26,531,161)	109,847,389	(26,563,424)
UltraPro Short S&P500®	—	—	(671,378)	—		—	688,247,421	79,460,633	(204,144,855)	767,708,054	(204,816,233)
UltraShort 20+ Year Treasury	—	—	258,168	—		—	2,055,046,227	231,911,581	(136,677,122)	2,286,957,808	(136,418,954)
UltraShort 7-10 Year Treasury	—	—	12,133	—		—	94,906,748	31,827,678	778,668	126,734,426	790,801
UltraShort Basic Materials	—	—	—	—		—	—	4,166,620	(2,830,382)	4,166,620	(2,830,382)
UltraShort Consumer Goods	—	—	—	—		—	—	2,292,563	(197,385)	2,292,563	(197,385)
UltraShort Consumer Services	—	—	—	—		—	—	1,702,575	(192,936)	1,702,575	(192,936)
UltraShort Dow30SM	—	—	(172,310)	—		—	232,414,796	31,622,315	(91,701,133)	264,037,111	(91,873,443)
UltraShort Financials	—	—	—	—		—	14,991,146	12,111,199	(18,582,376)	27,102,345	(18,582,376)
UltraShort FTSE China 50	—	—	—	—		—	19,974,660	6,009,851	(10,653,573)	25,984,511	(10,653,573)
UltraShort FTSE Europe	—	—	—	—		—	14,991,146	6,980,380	(10,545,477)	21,971,526	(10,545,477)
UltraShort Gold Miners	—	—	—	—		—	—	2,100,843	(779,785)	2,100,843	(779,785)
UltraShort Health Care	—	—	—	—		—	—	1,048,924	(185,318)	1,048,924	(185,318)
UltraShort Industrials	—	—	—	—		—	—	2,954,405	(343,570)	2,954,405	(343,570)
UltraShort MidCap400	—	—	(16,574)	—		—	—	3,941,812	(758,862)	3,941,812	(775,436)
UltraShort MSCI Brazil Capped	—	—	—	—		—	14,980,995	9,084,509	(5,321,170)	24,065,504	(5,321,170)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 311

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort MSCI EAFE	—	—	—	—	—	—	$1,629,400	$(247,646)	$1,629,400	$(247,646)
UltraShort MSCI Emerging Markets	—	—	—	—	—	$19,974,660	6,224,488	(9,627,728)	26,199,148	(9,627,728)
UltraShort MSCI Japan	—	—	—	—	—	—	6,233,757	(257,177)	6,233,757	(257,177)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	24,985,243	16,659,794	(14,716,344)	41,645,037	(14,716,344)
UltraShort Oil & Gas	—	—	—	—	—	—	18,968,431	742,068	18,968,431	742,068
UltraShort QQQ®	—	—	$6,110	—	—	353,120,578	54,536,550	(88,643,409)	407,657,128	(88,637,299)
UltraShort Real Estate	—	—	—	—	—	14,991,146	16,202,553	(4,333,787)	31,193,699	(4,333,787)
UltraShort Russell2000	—	—	(46,679)	—	—	143,893,161	14,951,174	(29,473,230)	158,844,335	(29,519,909)
UltraShort S&P500®	—	—	(1,248,675)	—	—	1,228,892,207	184,492,405	(285,564,892)	1,413,384,612	(286,813,567)
UltraShort Semiconductors	—	—	—	—	—	—	3,026,849	(10,391)	3,026,849	(10,391)
UltraShort SmallCap600	—	—	—	—	—	—	2,564,666	(306,102)	2,564,666	(306,102)
UltraShort Technology	—	—	—	—	—	—	3,325,282	(63,858)	3,325,282	(63,858)
UltraShort Utilities	—	—	—	—	—	—	5,481,845	(444,567)	5,481,845	(444,567)

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)  Common Stocks (Wins Finance Holdings, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ Stock Exchange trading halt imposed on June 7, 2017.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

312 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

On November 30, 2017, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 0.75%, dated 11/30/2017 due 12/1/2017 (1)	BNP Paribas Securities Corp., 1.03%, dated 11/30/2017 due 12/1/2017 (2)	Credit Suisse Securities (USA) LLC, 1.03%, dated 11/30/2017 due 12/1/2017 (3)	ING Financial Markets LLC, 1.01%, dated 11/30/2017 due 12/1/2017 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.03%, dated 11/30/2017 due 12/1/2017 (5)	Total
Short 20+ Year Treasury	$600,267	$13,205,863	$8,231,704	$15,006,663	$8,703,864	$45,748,361
Short 7-10 Year Treasury	176,163	3,875,591	2,415,800	4,404,081	2,554,367	13,426,002
Short Basic Materials	21,779	479,142	298,667	544,480	315,798	1,659,866
Short Dow30SM	745,523	16,401,523	10,223,677	18,638,094	10,810,094	56,818,911
Short Financials	95,572	2,102,584	1,310,618	2,389,300	1,385,794	7,283,868
Short FTSE China 50	67,732	1,490,105	928,838	1,693,302	982,115	5,162,092
Short High Yield	238,044	5,236,978	3,264,402	5,951,111	3,451,644	18,142,179
Short MidCap400	158,162	3,479,569	2,168,943	3,954,054	2,293,351	12,054,079
Short MSCI EAFE	101,300	2,228,600	1,389,169	2,532,501	1,468,850	7,720,420
Short MSCI Emerging Markets	333,891	7,345,611	4,578,792	8,347,286	4,841,426	25,447,006
Short Oil & Gas	34,122	750,694	467,936	853,062	494,776	2,600,590
Short QQQ®	820,228	18,045,003	11,248,119	20,505,685	11,893,298	62,512,333
Short Real Estate	172,357	3,791,861	2,363,607	4,308,933	2,499,181	13,135,939
Short Russell2000	679,351	14,945,715	9,316,218	16,983,767	9,850,583	51,775,634
Short S&P500®	3,125,666	68,764,646	42,863,551	78,141,644	45,322,153	238,217,660
Short SmallCap600	117,416	2,583,155	1,610,176	2,935,403	1,702,534	8,948,684
Ultra 20+ Year Treasury	77,987	1,715,723	1,069,474	1,949,685	1,130,817	5,943,686
Ultra 7-10 Year Treasury	81,016	1,782,346	1,111,002	2,025,394	1,174,728	6,174,486
Ultra Basic Materials	211,294	4,648,465	2,897,561	5,282,348	3,063,762	16,103,430
Ultra Consumer Goods	13,741	302,313	188,443	343,537	199,251	1,047,285
Ultra Consumer Services	44,478	978,523	609,951	1,111,958	644,936	3,389,846
Ultra Dow30SM	818,603	18,009,275	11,225,849	20,465,085	11,869,749	62,388,561
Ultra Financials	1,860,214	40,924,709	25,509,886	46,505,351	26,973,104	141,773,264
Ultra FTSE China 50	436,032	9,592,709	5,979,492	10,900,806	6,322,467	33,231,506
Ultra FTSE Europe	119,406	2,626,924	1,637,459	2,985,141	1,731,380	9,100,310
Ultra Gold Miners	34,243	753,346	469,589	856,074	496,524	2,609,776
Ultra Health Care	256,342	5,639,530	3,515,328	6,408,556	3,716,963	19,536,719
Ultra High Yield	4,523	99,501	62,023	113,069	65,580	344,696
Ultra Industrials	8,054	177,199	110,455	201,362	116,790	613,860
Ultra MidCap400	57,928	1,274,405	794,385	1,448,189	839,950	4,414,857
Ultra MSCI Brazil Capped	117,827	2,592,188	1,615,807	2,945,667	1,708,487	8,979,976
Ultra MSCI EAFE	149,538	3,289,835	2,050,676	3,738,449	2,168,301	11,396,799
Ultra MSCI Emerging Markets	251,111	5,524,450	3,443,594	6,277,783	3,641,114	19,138,052
Ultra MSCI Japan	114,036	2,508,787	1,563,820	2,850,894	1,653,519	8,691,056
Ultra Nasdaq Biotechnology	1,201,509	26,433,185	16,476,783	30,037,710	17,421,872	91,571,059
Ultra Oil & Gas	97,515	2,145,337	1,337,268	2,437,884	1,413,972	7,431,976
Ultra QQQ®	3,367,043	74,074,945	46,173,656	84,176,074	48,822,123	256,613,841
Ultra Real Estate	341,439	7,511,655	4,682,293	8,535,972	4,950,864	26,022,223
Ultra Russell2000	558,675	12,290,849	7,661,342	13,966,874	8,100,787	42,578,527
Ultra S&P500®	4,895,747	107,706,433	67,137,408	122,393,673	70,988,331	373,121,592
Ultra Semiconductors	188,154	4,139,387	2,580,233	4,703,849	2,728,234	14,339,857
Ultra SmallCap600	36,398	800,768	499,148	909,963	527,779	2,774,056
Ultra Technology	823,598	18,119,149	11,294,337	20,589,941	11,942,166	62,769,191
Ultra Telecommunications	6,697	147,340	91,842	167,432	97,110	510,421
Ultra Utilities	37,491	824,803	514,130	937,277	543,620	2,857,321
UltraPro Dow30SM	668,156	14,699,428	9,162,698	16,703,895	9,688,260	50,922,437
UltraPro Financial Select Sector	82,096	1,806,119	1,125,821	2,052,408	1,190,397	6,256,841
UltraPro MidCap400	13,076	287,649	179,302	326,874	189,587	996,488

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 313

Fund Name	BNP Paribas Securities Corp., 0.75%, dated 11/30/2017 due 12/1/2017 (1)	BNP Paribas Securities Corp., 1.03%, dated 11/30/2017 due 12/1/2017 (2)	Credit Suisse Securities (USA) LLC, 1.03%, dated 11/30/2017 due 12/1/2017 (3)	ING Financial Markets LLC, 1.01%, dated 11/30/2017 due 12/1/2017 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.03%, dated 11/30/2017 due 12/1/2017 (5)	Total
UltraPro Nasdaq Biotechnology	$180,801	$3,977,615	$2,479,395	$4,520,018	$2,621,610	$13,779,439
UltraPro QQQ®	6,992,639	153,838,053	95,892,957	174,815,969	101,393,262	532,932,880
UltraPro Russell2000	199,038	4,378,838	2,729,492	4,975,953	2,886,052	15,169,373
UltraPro S&P500®	4,408,384	96,984,441	60,453,994	110,209,592	63,921,563	335,977,974
UltraPro Short 20+ Year Treasury	963,916	21,206,160	13,218,585	24,097,909	13,976,789	73,463,359
UltraPro Short Dow30SM	384,464	8,458,206	5,272,312	9,611,598	5,574,727	29,301,307
UltraPro Short Financial Select Sector	20,069	441,533	275,224	501,742	291,010	1,529,578
UltraPro Short MidCap400	26,385	580,472	361,828	659,627	382,584	2,010,896
UltraPro Short Nasdaq Biotechnology	46,426	1,021,367	636,655	1,160,644	673,174	3,538,266
UltraPro Short QQQ®	962,475	21,174,454	13,198,822	24,061,880	13,955,890	73,353,521
UltraPro Short Russell2000	391,967	8,623,273	5,375,205	9,799,174	5,683,521	29,873,140
UltraPro Short S&P500®	1,042,607	22,937,352	14,297,701	26,065,173	15,117,800	79,460,633
UltraShort 20+ Year Treasury	3,042,923	66,944,314	41,728,871	76,073,084	44,122,389	231,911,581
UltraShort 7-10 Year Treasury	417,613	9,187,476	5,726,894	10,440,313	6,055,382	31,827,678
UltraShort Basic Materials	54,670	1,202,749	749,718	1,366,761	792,722	4,166,620
UltraShort Consumer Goods	30,081	661,778	412,511	752,021	436,172	2,292,563
UltraShort Consumer Services	22,340	491,471	306,352	558,488	323,924	1,702,575
UltraShort Dow30SM	414,918	9,128,195	5,689,943	10,372,949	6,016,310	31,622,315
UltraShort Financials	158,912	3,496,056	2,179,221	3,972,791	2,304,219	12,111,199
UltraShort FTSE China 50	78,856	1,734,822	1,081,379	1,971,389	1,143,405	6,009,851
UltraShort FTSE Europe	91,590	2,014,978	1,256,010	2,289,748	1,328,054	6,980,380
UltraShort Gold Miners	27,565	606,436	378,014	689,132	399,696	2,100,843
UltraShort Health Care	13,764	302,786	188,737	344,074	199,563	1,048,924
UltraShort Industrials	38,764	852,828	531,599	969,123	562,091	2,954,405
UltraShort MidCap400	51,721	1,137,856	709,268	1,293,017	749,950	3,941,812
UltraShort MSCI Brazil Capped	119,198	2,622,362	1,634,617	2,979,957	1,728,375	9,084,509
UltraShort MSCI EAFE	21,379	470,348	293,185	534,486	310,002	1,629,400
UltraShort MSCI Emerging Markets	81,672	1,796,780	1,120,000	2,041,795	1,184,241	6,224,488
UltraShort MSCI Japan	81,793	1,799,456	1,121,667	2,044,836	1,186,005	6,233,757
UltraShort Nasdaq Biotechnology	218,594	4,809,068	2,997,670	5,464,850	3,169,612	16,659,794
UltraShort Oil & Gas	248,886	5,475,486	3,413,073	6,222,143	3,608,843	18,968,431
UltraShort QQQ®	715,577	15,742,689	9,813,001	17,889,420	10,375,863	54,536,550
UltraShort Real Estate	212,595	4,677,078	2,915,397	5,314,863	3,082,620	16,202,553
UltraShort Russell2000	196,176	4,315,852	2,690,230	4,904,377	2,844,539	14,951,174
UltraShort S&P500®	2,420,734	53,256,148	33,196,530	60,518,350	35,100,643	184,492,405
UltraShort Semiconductors	39,715	873,740	544,634	992,886	575,874	3,026,849
UltraShort SmallCap600	33,651	740,324	461,472	841,278	487,941	2,564,666
UltraShort Technology	43,631	959,886	598,333	1,090,780	632,652	3,325,282
UltraShort Utilities	71,928	1,582,406	986,372	1,798,189	1,042,950	5,481,845
	$49,029,957	$1,078,659,047	$672,368,140	$1,225,748,919	$710,934,371	$3,736,740,434

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2017 as follows:

(1)  U.S. Treasury Bills, 0%, due 3/15/2018 to 7/19/2018; U.S. Treasury Bonds, 0%, due 8/15/2042 to 11/15/2045; U.S. Treasury Notes, 1.63% to 1.75%, due 6/30/2019 to 11/30/2019, which had an aggregate value at the Trust level of $51,000,080.

(2)  U.S. Treasury Bills, 0%, due 12/28/2017 to 4/19/2018; U.S. Treasury Bonds, 0% to 4.38%, due 8/15/2018 to 5/15/2046; U.S. Treasury Notes, 0.75% to 2.13%, due 1/31/2018 to 2/15/2025, which had an aggregate value at the Trust level of $1,122,000,000.

(3)  U.S. Treasury Bonds, 0.63% to 3.88%, due 1/15/2026 to 2/15/2047, which had an aggregate value at the Trust level of $699,395,204.

(4)  Federal Farm Credit Bank, 0.75% to 2.93%, due 4/18/2018 to 4/27/2029; Federal Home Loan Bank, 1.13% to 5.50%, due 6/22/2018 to 7/15/2036; Federal Home Loan Mortgage Corp., 0.88% to 3.75%, due 3/7/2018 to 8/12/2021; Federal National Mortgage Association, 1.00% to 6.63%, due 7/20/2018 to 11/15/2030, which had an aggregate value at the Trust level of $1,275,002,264.

(5)  U.S. Treasury Bonds, 0% to 3.00%, due 11/15/2035 to 5/15/2047; U.S. Treasury Notes, 2.25%, due 12/31/2023, which had an aggregate value at the Trust level of $740,831,941.
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Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (UltraPro Dow30SM, UltraPro Financial Select Sector, UltraPro MidCap400, UltraPro Nasdaq Biotechnology, UltraPro QQQ, UltraPro Russell2000, UltraPro S&P500®, UltraPro Short NASDAQ Biotechnology, UltraPro Short QQQ®, UltraPro Short S&P500®, UltraShort Basic Materials, UltraShort Dow30SM, UltraShort Financials, UltraShort MidCap40, UltraShort QQQ®, UltraShort S&P500®, UltraShort SmallCap600 and UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Consumer Goods	128%
Ultra Industrials	128%
Ultra Semiconductors	126%
Ultra SmallCap600	134%
UltraPro Dow30SM	257%
UltraPro Financial Select Sector	241%
UltraPro MidCap400	249%
UltraPro QQQ®	245%
UltraPro Russell2000	242%
UltraPro S&P500®	262%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 315

futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement

316 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

(the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2017 contractually terminate within 25 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 317

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2017

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 20+ Year Treasury	$10,757,426		Short 20+ Year Treasury	—
		Short 7-10 Year Treasury	406,220		Short 7-10 Year Treasury	—
		Short Basic Materials	71		Short Basic Materials	$110,640
		Short Dow30SM	—		Short Dow30SM	55,289,519
		Short Financials	—		Short Financials	498,594
		Short FTSE China 50	17,678		Short FTSE China 50	812,409
		Short High Yield	—		Short High Yield	43,367,692
		Short MidCap400	—		Short MidCap400	839,842
		Short MSCI EAFE	—		Short MSCI EAFE	2,540,041
		Short MSCI Emerging Markets	100,103		Short MSCI Emerging Markets	18,764,415
		Short Oil & Gas	22,270		Short Oil & Gas	13,934
		Short QQQ®	—		Short QQQ®	42,264,436
		Short Real Estate	—		Short Real Estate	1,009,520
		Short Russell2000	—		Short Russell2000	64,775,418
		Short S&P500®	—		Short S&P500®	187,929,322
		Short SmallCap600	—		Short SmallCap600	541,656
		Ultra 20+ Year Treasury	—		Ultra 20+ Year Treasury	540,586
		Ultra 7-10 Year Treasury	—		Ultra 7-10 Year Treasury	1,096,986
		Ultra Basic Materials	419,717		Ultra Basic Materials	74,175
		Ultra Consumer Goods	736,577		Ultra Consumer Goods	—
		Ultra Consumer Services	1,492,193		Ultra Consumer Services	—
		Ultra Dow30SM	41,282,163		Ultra Dow30SM	—
		Ultra Financials	52,173,669		Ultra Financials	—
		Ultra FTSE China 50	736,200		Ultra FTSE China 50	1,055,757
		Ultra FTSE Europe	200,740		Ultra FTSE Europe	292,060
		Ultra Gold Miners	—		Ultra Gold Miners	328,224
		Ultra Health Care	3,401,287		Ultra Health Care	—
		Ultra High Yield	94,414		Ultra High Yield	—
		Ultra Industrials	2,714,244		Ultra Industrials	—
		Ultra MidCap400	8,777,376		Ultra MidCap400	—
		Ultra MSCI Brazil Capped	—		Ultra MSCI Brazil Capped	1,697,888
		Ultra MSCI EAFE	391,337		Ultra MSCI EAFE	183,299
		Ultra MSCI Emerging Markets	2,977,851		Ultra MSCI Emerging Markets	425,335
		Ultra MSCI Japan	615,776		Ultra MSCI Japan	137,914

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Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Ultra Nasdaq Biotechnology	$4,859,367		Ultra Nasdaq Biotechnology	$8,783,970
		Ultra Oil & Gas	572,486		Ultra Oil & Gas	1,734,439
		Ultra QQQ®	86,623,847		Ultra QQQ®	52,673
		Ultra Real Estate	13,066,135		Ultra Real Estate	4,126
		Ultra Russell2000	7,285,271		Ultra Russell2000	—
		Ultra S&P500®	72,309,042		Ultra S&P500®	—
		Ultra Semiconductors	2,236,008		Ultra Semiconductors	2,006,951
		Ultra SmallCap600	2,418,213		Ultra SmallCap600	—
		Ultra Technology	4,636,459		Ultra Technology	1,556,882
		Ultra Telecommunications	241,423		Ultra Telecommunications	20,652
		Ultra Utilities	1,889,771		Ultra Utilities	—
		UltraPro Dow30SM	37,329,594		UltraPro Dow30SM	—
		UltraPro Financial Select Sector	3,560,260		UltraPro Financial Select Sector	—
		UltraPro MidCap400	1,722,395		UltraPro MidCap400	—
		UltraPro Nasdaq Biotechnology	429,096		UltraPro Nasdaq Biotechnology	2,118,197
		UltraPro QQQ®	135,975,250		UltraPro QQQ®	—
		UltraPro Russell2000	18,909,893		UltraPro Russell2000	—
		UltraPro S&P500®	40,520,053		UltraPro S&P500®	—
		UltraPro Short 20+ Year Treasury	948,882		UltraPro Short 20+ Year Treasury	3,378,271
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	53,840,016
		UltraPro Short Financial Select Sector	—		UltraPro Short Financial Select Sector	1,102,669
		UltraPro Short MidCap400	—		UltraPro Short MidCap400	1,568,450
		UltraPro Short Nasdaq Biotechnology	—		UltraPro Short Nasdaq Biotechnology	2,743,900
		UltraPro Short QQQ®	19,492		UltraPro Short QQQ®	292,978,571
		UltraPro Short Russell2000	78,613		UltraPro Short Russell2000	26,642,037
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	204,816,233
		UltraShort 20+ Year Treasury	28,028,855		UltraShort 20+ Year Treasury	164,447,809
		UltraShort 7-10 Year Treasury	790,801		UltraShort 7-10 Year Treasury	—
		UltraShort Basic Materials	247		UltraShort Basic Materials	2,830,629
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	197,385
		UltraShort Consumer Services	—		UltraShort Consumer Services	192,936
		UltraShort Dow30SM	—		UltraShort Dow30SM	91,873,443
		UltraShort Financials	—		UltraShort Financials	18,582,376

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 319

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraShort FTSE China 50	$20,347		UltraShort FTSE China 50	$10,673,920
		UltraShort FTSE Europe	8,403		UltraShort FTSE Europe	10,553,880
		UltraShort Gold Miners	22,034		UltraShort Gold Miners	801,819
		UltraShort Health Care	4,947		UltraShort Health Care	190,265
		UltraShort Industrials	—		UltraShort Industrials	343,570
		UltraShort MidCap400	—		UltraShort MidCap400	775,436
		UltraShort MSCI Brazil Capped	1,242,909		UltraShort MSCI Brazil Capped	6,564,079
		UltraShort MSCI EAFE	9,560		UltraShort MSCI EAFE	257,206
		UltraShort MSCI Emerging Markets	60,201		UltraShort MSCI Emerging Markets	9,687,929
		UltraShort MSCI Japan	—		UltraShort MSCI Japan	257,177
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	14,716,344
		UltraShort Oil & Gas	828,865		UltraShort Oil & Gas	86,797
		UltraShort QQQ®	6,110		UltraShort QQQ®	88,643,409
		UltraShort Real Estate	—		UltraShort Real Estate	4,333,787
		UltraShort Russell2000	—		UltraShort Russell2000	29,519,909
		UltraShort S&P500®	—		UltraShort S&P500®	286,813,567
		UltraShort Semiconductors	22,983		UltraShort Semiconductors	33,374
		UltraShort SmallCap600	—		UltraShort SmallCap600	306,102
		UltraShort Technology	712		UltraShort Technology	64,570
		UltraShort Utilities	—		UltraShort Utilities	444,567

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended November 30, 2017

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on: Futures contracts and Non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short 20+ Year Treasury	$(22,626,093)	$11,509,214
		Short 7-10 Year Treasury	(384,559)	711,332
		Short Basic Materials	(1,069,048)	802,701

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Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on: Futures contracts and Non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short Dow30SM	$(35,328,662)	$(4,464,597)
		Short Financials	(12,459,916)	8,794,874
		Short FTSE China 50	(759,369)	(223,554)
		Short High Yield	—	(2,402,898)
		Short MidCap400	(5,864,683)	4,462,212
		Short MSCI EAFE	(17,008,951)	14,999,505
		Short MSCI Emerging Markets	(11,083,839)	(7,062,531)
		Short Oil & Gas	(1,519,955)	1,270,749
		Short QQQ®	(50,271,253)	11,675,188
		Short Real Estate	(2,784,992)	1,950,562
		Short Russell2000	(54,179,465)	10,315,551
		Short S&P500®	(259,247,830)	80,192,146
		Short SmallCap600	(3,577,035)	2,078,660
		Ultra 20+ Year Treasury	(534,753)	905,079
		Ultra 7-10 Year Treasury	1,071,234	(2,313,708)
		Ultra Basic Materials	23,910,053	(13,725,601)
		Ultra Consumer Goods	2,514,101	(2,394,245)
		Ultra Consumer Services	5,123,451	(4,264,939)
		Ultra Dow30SM	71,623,759	(2,621,969)
		Ultra Financials	176,602,277	(36,818,010)
		Ultra FTSE China 50	17,280,182	(4,489,118)
		Ultra FTSE Europe	4,470,909	(3,008,015)
		Ultra Gold Miners	(2,660,570)	2,656,394
		Ultra Health Care	27,503,220	(15,899,400)
		Ultra High Yield	241,135	(182,824)
		Ultra Industrials	6,159,582	(2,575,683)
		Ultra MidCap400	26,149,875	(10,648,644)
		Ultra MSCI Brazil Capped	2,365,384	844,926
		Ultra MSCI EAFE	4,354,164	(2,717,167)
		Ultra MSCI Emerging Markets	8,400,447	(800,079)
		Ultra MSCI Japan	3,880,816	(1,185,495)
		Ultra Nasdaq Biotechnology	(6,466,811)	44,033,566
		Ultra Oil & Gas	7,409,103	3,066,356
		Ultra QQQ®	337,198,280	(180,992,009)
		Ultra Real Estate	43,533,635	(31,781,286)
		Ultra Russell2000	41,515,448	(14,626,249)
		Ultra S&P500®	539,352,700	(294,048,900)
		Ultra Semiconductors	18,941,408	(9,146,964)
		Ultra SmallCap600	8,645,309	(4,544,840)
		Ultra Technology	97,646,739	(58,565,084)
		Ultra Telecommunications	54,488	(444,739)
		Ultra Utilities	2,063,349	(671,625)
		UltraPro Dow30SM	152,009,337	(63,385,376)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 321

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on: Futures contracts and Non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	UltraPro Financial Select Sector	$11,323,094	$(1,002,985)
		UltraPro MidCap400	24,965,132	(16,120,405)
		UltraPro Nasdaq Biotechnology	1,531,500	5,611,839
		UltraPro QQQ®	1,242,640,912	(764,584,648)
		UltraPro Russell2000	55,422,899	(21,242,967)
		UltraPro S&P500®	714,843,809	(471,342,088)
		UltraPro Short 20+ Year Treasury	(2,954,108)	(2,143,465)
		UltraPro Short Dow30SM	(121,698,097)	37,944,253
		UltraPro Short Financial Select Sector	(976,057)	3,873
		UltraPro Short MidCap400	(1,269,789)	339,646
		UltraPro Short Nasdaq Biotechnology	1,239,772	(3,332,724)
		UltraPro Short QQQ®	(227,272,186)	42,410,389
		UltraPro Short Russell2000	(65,347,983)	26,546,039
		UltraPro Short S&P500®	(277,873,507)	74,227,491
		UltraShort 20+ Year Treasury	(88,144,892)	13,899,955
		UltraShort 7-10 Year Treasury	5,353,310	(2,932,896)
		UltraShort Basic Materials	(1,402,560)	(611,725)
		UltraShort Consumer Goods	(698,103)	564,211
		UltraShort Consumer Services	(664,975)	484,204
		UltraShort Dow30SM	(52,060,046)	(11,065,902)
		UltraShort Financials	(21,556,534)	8,734,584
		UltraShort FTSE China 50	(9,928,816)	(2,198,093)
		UltraShort FTSE Europe	(7,619,152)	3,953,002
		UltraShort Gold Miners	(431,910)	441,490
		UltraShort Health Care	232,069	(474,848)
		UltraShort Industrials	(2,050,899)	1,384,455
		UltraShort MidCap400	(4,481,084)	3,510,845
		UltraShort MSCI Brazil Capped	(22,308,787)	16,226,936
		UltraShort MSCI EAFE	(1,471,512)	959,314
		UltraShort MSCI Emerging Markets	(7,874,533)	(581,907)
		UltraShort MSCI Japan	(7,350,259)	5,014,093
		UltraShort Nasdaq Biotechnology	(7,898,784)	(3,737,061)
		UltraShort Oil & Gas	(5,082,981)	1,429,135
		UltraShort QQQ®	(111,139,566)	40,561,052
		UltraShort Real Estate	(6,706,493)	2,800,712
		UltraShort Russell2000	(78,457,152)	38,466,592
		UltraShort S&P500®	(397,218,220)	135,068,444
		UltraShort Semiconductors	(5,304,353)	3,145,605
		UltraShort SmallCap600	(1,769,303)	1,033,178
		UltraShort Technology	(3,275,841)	2,175,686
		UltraShort Utilities	(4,055,707)	2,983,074

322 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2017, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the most recent tax years ended October 31, 2017 and October 31, 2016, were as follows:

	Year Ended October 31, 2017				Year Ended October 31, 2016
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra 20+ Year Treasury	$474,179	—	—	$474,179	$513,658	—	—	$513,658
Ultra 7-10 Year Treasury	369,228	—	—	369,228	298,597	—	—	298,597
Ultra Basic Materials	271,501	—	—	271,501	366,384	—	—	366,384
Ultra Consumer Goods	85,757	—	—	85,757	137,100	—	—	137,100
Ultra Consumer Services	33,816	—	—	33,816	40,895	—	—	40,895
Ultra Dow30SM	2,972,385	—	—	2,972,385	3,006,346	—	—	3,006,346
Ultra Financials	5,377,051	—	—	5,377,051	6,359,934	—	—	6,359,934
Ultra Health Care	—	—	—	—	1,313,489	—	—	1,313,489
Ultra High Yield	81,036	—	—	81,036	52,855	—	—	52,855
Ultra Industrials	64,518	—	—	64,518	81,827	—	—	81,827
Ultra MidCap400	348,415	—	—	348,415	651,953	—	—	651,953
Ultra Oil & Gas	2,681,516	—	—	2,681,516	2,122,721	—	—	2,122,721
Ultra QQQ®	896,995	—	—	896,995	2,165,217	—	—	2,165,217
Ultra Real Estate	1,472,861	—	—	1,472,861	2,079,749	$247,552	—	2,327,301
Ultra Russell2000	333,876	—	—	333,876	544,495	—	—	544,495
Ultra S&P500®	7,489,312	—	—	7,489,312	12,988,283	—	—	12,988,283
Ultra Semiconductors	169,827	—	—	169,827	153,238	—	—	153,238
Ultra SmallCap600	17,036	—	—	17,036	17,828	—	—	17,828
Ultra Technology	59,699	—	—	59,699	329,604	—	—	329,604
Ultra Telecommunications	72,909	—	—	72,909	49,719	—	—	49,719
Ultra Utilities	223,352	—	—	223,352	303,718	—	—	303,718
UltraPro Dow30SM	161,837	—	—	161,837	909,216	—	—	909,216

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 323

	Year Ended October 31, 2017				Year Ended October 31, 2016
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraPro Financial Select Sector	$27,292	—	—	$27,292	$24,801	—	—	$24,801
UltraPro MidCap400	4,590	—	—	4,590	18,759	—	—	18,759
UltraPro Russell2000	37,781	—	—	37,781	—	—	—	—
UltraPro S&P500®	—	—	—	—	3,344,361	—	—	3,344,361

At October 31, 2017 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short 20+ Year Treasury	—	—	$(764,514,506)	$15,387,394
Short 7-10 Year Treasury	—	—	(10,909,421)	614,324
Short Basic Materials	—	—	(6,705,930)	(1,165,387)
Short Dow30SM	—	—	(307,015,101)	(78,822,028)
Short Financials	—	—	(103,838,015)	(12,318,866)
Short FTSE China 50	—	—	(10,910,238)	(1,506,341)
Short High Yield	—	—	(8,171,185)	(43,614,644)
Short MidCap400	—	—	(50,828,583)	(6,231,928)
Short MSCI EAFE	—	—	(126,763,740)	(6,689,699)
Short MSCI Emerging Markets	—	—	(239,881,744)	(30,061,440)
Short Oil & Gas	—	—	(6,561,341)	(1,447,593)
Short QQQ®	—	—	(407,580,116)	(68,866,316)
Short Real Estate	—	—	(27,015,499)	(3,435,921)
Short Russell2000	—	—	(530,912,693)	(97,079,422)
Short S&P500®	—	—	(2,536,027,037)	(292,201,875)
Short SmallCap600	—	—	(41,307,291)	(3,775,334)
Ultra 20+ Year Treasury	$57,018	—	(4,152,876)	(3,444,287)
Ultra 7-10 Year Treasury	45,094	—	(130,168,984)	(1,297,015)
Ultra Basic Materials	—	—	(965,695)	24,946,770
Ultra Consumer Goods	—	—	—	2,208,021
Ultra Consumer Services	—	—	—	3,596,171
Ultra Dow30SM	—	—	—	116,103,009
Ultra Financials	383,722	—	(48,453,600)	248,758,195
Ultra FTSE China 50	—	—	(4,981,262)	16,637,707
Ultra FTSE Europe	—	—	(1,762,685)	4,454,902
Ultra Gold Miners	—	—	(2,678,815)	(1,632,344)
Ultra Health Care	—	—	—	22,558,075
Ultra High Yield	6,394	—	(261,713)	385,012
Ultra Industrials	—	—	—	8,051,698
Ultra MidCap400	—	—	(163,250,450)	23,190,882
Ultra MSCI Brazil Capped	—	—	(9,522,218)	1,743,478
Ultra MSCI EAFE	—	—	(10,289,470)	4,396,157
Ultra MSCI Emerging Markets	—	—	(9,709,660)	11,496,840
Ultra MSCI Japan	—	—	(23,045)	3,878,658
Ultra Nasdaq Biotechnology	—	—	(27,182,065)	(58,841,495)
Ultra Oil & Gas	—	—	(50,089,955)	(18,757,494)
Ultra QQQ®	—	—	(823,830)	468,929,607
Ultra Real Estate	—	—	—	37,875,931

324 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Russell2000	—	—	$(207,735,610)	$32,639,233
Ultra S&P500®	—	—	—	529,452,244
Ultra Semiconductors	—	—	—	24,269,561
Ultra SmallCap600	—	—	(37,523)	8,848,926
Ultra Technology	—	—	—	109,734,657
Ultra Telecommunications	$5,897	—	(292,352)	(219,328)
Ultra Utilities	—	—	(531,343)	3,488,867
UltraPro Dow30SM	—	—	—	126,839,774
UltraPro Financial Select Sector	—	—	—	14,089,232
UltraPro MidCap400	—	—	(97,749)	23,298,612
UltraPro Nasdaq Biotechnology	—	—	(27,987,534)	(3,467,613)
UltraPro QQQ®	—	—	(5,588,062)	1,266,803,611
UltraPro Russell2000	—	—	(346,519)	61,099,737
UltraPro S&P500®	—	—	(2,450,942)	588,377,946
UltraPro Short 20+ Year Treasury	—	—	(108,827,685)	1,594,223
UltraPro Short Dow30SM	—	—	(300,096,134)	(107,077,616)
UltraPro Short Financial Select Sector	—	—	(5,612,119)	(1,932,692)
UltraPro Short MidCap400	—	—	(25,075,240)	(19,554,513)
UltraPro Short Nasdaq Biotechnology	—	—	(428,674)	(1,298,598)
UltraPro Short QQQ®	—	—	(759,329,385)	(468,883,862)
UltraPro Short Russell2000	—	—	(209,298,146)	(66,025,994)
UltraPro Short S&P500®	—	—	(1,729,216,156)	(299,999,237)
UltraShort 20+ Year Treasury	—	—	(6,230,480,308)	(126,172,047)
UltraShort 7-10 Year Treasury	—	—	(317,617,732)	6,063,402
UltraShort Basic Materials	—	—	(189,470,052)	(4,146,953)
UltraShort Consumer Goods	—	—	(23,265,797)	(722,103)
UltraShort Consumer Services	—	—	(61,351,613)	(657,060)
UltraShort Dow30SM	—	—	(767,764,631)	(127,728,975)
UltraShort Financials	—	—	(671,020,280)	(37,812,489)
UltraShort FTSE China 50	—	—	(345,673,130)	(20,002,514)
UltraShort FTSE Europe	—	—	(226,526,593)	(18,166,305)
UltraShort Gold Miners	—	—	(6,697)	(796,869)
UltraShort Health Care	—	—	(11,891,162)	(163,477)
UltraShort Industrials	—	—	(36,138,928)	(2,232,869)
UltraShort MidCap400	—	—	(73,004,404)	(4,949,457)
UltraShort MSCI Brazil Capped	—	—	(40,849,912)	(21,520,774)
UltraShort MSCI EAFE	—	—	(28,611,078)	(1,693,027)
UltraShort MSCI Emerging Markets	—	—	(207,209,721)	(17,612,478)
UltraShort MSCI Japan	—	—	(26,281,565)	(7,222,495)
UltraShort Nasdaq Biotechnology	—	—	(28,675,615)	(22,075,896)
UltraShort Oil & Gas	—	—	(223,713,688)	(3,379,679)
UltraShort QQQ®	—	—	(1,754,241,960)	(160,617,159)
UltraShort Real Estate	—	—	(798,528,739)	(9,389,172)
UltraShort Russell2000	—	—	(986,733,782)	(83,145,973)
UltraShort S&P500®	—	—	(5,577,850,559)	(448,609,639)
UltraShort Semiconductors	—	—	(49,582,121)	(5,239,069)
UltraShort SmallCap600	—	—	(43,801,030)	(1,875,324)
UltraShort Technology	—	—	(36,877,857)	(3,275,345)
UltraShort Utilities	—	—	(10,461,206)	(4,097,402)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 325

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2017 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2017, (the Funds' most recent tax year end), the following Funds had available CLCFs:

	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
Short 20+ Year Treasury	$56,583,949	$84,404,610	$622,589,127	$763,577,686
Short 7-10 Year Treasury	—	—	10,843,224	10,843,224
Short Basic Materials	429,630	—	6,273,711	6,703,341
Short Dow30SM	74,285,143	36,036,617	196,615,416	306,937,176
Short Financials	34,680,899	—	69,114,982	103,795,881
Short FTSE China 50	1,040,187	—	9,850,572	10,890,759
Short High Yield	—	—	8,012,517	8,012,517
Short MidCap400	16,663,813	4,855,600	29,282,822	50,802,235
Short MSCI EAFE	18,597,569	312,450	107,786,384	126,696,403
Short MSCI Emerging Markets	71,205,636	17,217,308	151,173,629	239,596,573
Short Oil & Gas	2,720,603	2,060,582	1,771,239	6,552,424
Short QQQ®	59,184,627	61,405,117	286,879,363	407,469,107
Short Real Estate	3,968,005	433,111	22,587,842	26,988,958
Short Russell2000	85,827,210	47,621,957	397,451,294	530,900,461
Short S&P500®	396,002,468	299,866,646	1,840,079,634	2,535,948,748
Short SmallCap600	9,744,816	2,717,874	28,814,996	41,277,686
Ultra 20+ Year Treasury	—	—	4,152,876	4,152,876
Ultra 7-10 Year Treasury	—	—	130,168,984	130,168,984
Ultra Basic Materials	—	—	965,695	965,695
Ultra Financials	—	48,453,600	—	48,453,600
Ultra FTSE China 50	173,812	—	4,631,519	4,805,331
Ultra FTSE Europe	—	—	1,717,540	1,717,540
Ultra Gold Miners	—	—	2,605,147	2,605,147
Ultra High Yield	—	—	261,713	261,713
Ultra MidCap400	—	—	163,250,450	163,250,450
Ultra MSCI Brazil Capped	542,934	628,038	8,278,592	9,449,564
Ultra MSCI EAFE	—	—	10,238,468	10,238,468
Ultra MSCI Emerging Markets	—	—	9,585,671	9,585,671
Ultra Nasdaq Biotechnology	—	—	25,874,641	25,874,641
Ultra Oil & Gas	—	—	50,089,955	50,089,955
Ultra Russell2000	—	—	207,676,401	207,676,401
Ultra Telecommunications	—	—	292,352	292,352
Ultra Utilities	—	—	531,343	531,343
UltraPro Nasdaq Biotechnology	—	—	27,831,354	27,831,354
UltraPro Short 20+ Year Treasury	—	—	108,631,089	108,631,089
UltraPro Short Dow30SM	9,009,922	4,829,732	286,256,480	300,096,134
UltraPro Short Financial Select Sector	—	—	5,608,656	5,608,656
UltraPro Short MidCap400	2,821,723	1,324,062	20,921,671	25,067,456
UltraPro Short Nasdaq Biotechnology	—	—	393,707	393,707
UltraPro Short QQQ®	13,723,268	33,201,124	712,404,993	759,329,385
UltraPro Short Russell2000	13,054,940	5,215,974	191,027,232	209,298,146

326 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
UltraPro Short S&P500®	$80,591,829	$146,815,109	$1,501,809,218	$1,729,216,156
UltraShort 20+ Year Treasury	664,186,865	665,676,662	4,899,184,151	6,229,047,678
UltraShort 7-10 Year Treasury	28,917,167	143,647,522	144,779,671	317,344,360
UltraShort Basic Materials	110,459,179	3,390,037	75,598,341	189,447,557
UltraShort Consumer Goods	14,284,380	2,851,138	6,128,137	23,263,655
UltraShort Consumer Services	34,794,753	9,718,804	16,837,877	61,351,434
UltraShort Dow30SM	278,053,840	125,976,993	363,733,798	767,764,631
UltraShort Financials	249,724,456	—	421,266,370	670,990,826
UltraShort FTSE China 50	131,146,062	—	214,428,836	345,574,898
UltraShort FTSE Europe	34,453,744	9,069,132	182,922,974	226,445,850
UltraShort Health Care	2,787,142	767,590	8,331,053	11,885,785
UltraShort Industrials	21,300,428	—	14,836,323	36,136,751
UltraShort MidCap400	19,240,979	11,668,164	42,087,867	72,997,010
UltraShort MSCI Brazil Capped	3,153,137	—	37,620,377	40,773,514
UltraShort MSCI EAFE	7,928,513	3,521,302	17,154,048	28,603,863
UltraShort MSCI Emerging Markets	59,526,996	9,114,905	138,527,336	207,169,237
UltraShort MSCI Japan	6,349,708	5,554,931	14,344,593	26,249,232
UltraShort Nasdaq Biotechnology	416,580	—	28,139,206	28,555,786
UltraShort Oil & Gas	103,023,193	31,249,573	89,372,133	223,644,899
UltraShort QQQ®	546,154,861	344,692,522	863,394,577	1,754,241,960
UltraShort Real Estate	530,523,856	76,086,424	191,864,970	798,475,250
UltraShort Russell2000	371,431,305	109,741,367	505,561,110	986,733,782
UltraShort S&P500®	1,614,347,476	880,883,563	3,082,619,520	5,577,850,559
UltraShort Semiconductors	21,740,228	7,733,357	20,105,557	49,579,142
UltraShort SmallCap600	18,395,839	6,372,373	19,029,145	43,797,357
UltraShort Technology	17,058,910	4,601,521	15,213,725	36,874,156
UltraShort Utilities	3,786,581	1,225,902	5,426,781	10,439,264

At October 31, 2017, (the Funds' most recent tax year end), the following Funds utilized CLCFs, had CLCFs expire un-utilized and/or elected to defer late-year ordinary losses to November 1, 2017:

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Short 20+ Year Treasury	$3,396,127	$228,972	$936,820
Short 7-10 Year Treasury	9,191	—	66,197
Short Basic Materials	—	—	2,589
Short Dow30SM	—	27,666,267	77,925
Short Financials	—	46,207,656	42,134
Short FTSE China 50	—	—	19,479
Short High Yield	—	—	158,668
Short MidCap400	—	14,091,075	26,348
Short MSCI EAFE	—	32,745,434	67,337
Short MSCI Emerging Markets	—	39,141,253	285,171
Short Oil & Gas	—	1,584,332	8,917
Short QQQ®	—	45,413,351	111,009
Short Real Estate	—	—	26,541
Short Russell2000	—	30,602,995	12,232
Short S&P500®	—	275,479,255	78,289
Short SmallCap600	—	10,910,309	29,605
Ultra Basic Materials	1,488,450	—	—
Ultra Dow30SM	20,353,292	79,869,318	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 327

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Ultra Financials	$109,673,812	$1,297,589,203	—
Ultra FTSE China 50	596,166	—	$175,931
Ultra FTSE Europe	—	—	45,145
Ultra Gold Miners	—	—	73,668
Ultra MidCap400	15,283,016	—	—
Ultra MSCI Brazil Capped	8,754,260	—	72,654
Ultra MSCI EAFE	—	—	51,002
Ultra MSCI Emerging Markets	—	—	123,989
Ultra MSCI Japan	—	—	23,045
Ultra Nasdaq Biotechnology	—	—	1,307,424
Ultra QQQ®	2,811,232	—	823,830
Ultra Russell2000	7,921,804	5,956,450	59,209
Ultra Semiconductors	741,407	—	—
Ultra SmallCap600	—	—	37,523
Ultra Utilities	—	2,266,830	—
UltraPro Financial Select Sector	442,178	—	—
UltraPro MidCap400	—	—	97,749
UltraPro Nasdaq Biotechnology	—	—	156,180
UltraPro QQQ®	—	—	5,588,062
UltraPro Russell2000	—	—	346,519
UltraPro S&P500®	—	—	2,450,942
UltraPro Short 20+ Year Treasury	1,433,757	—	196,596
UltraPro Short Financial Select Sector	507,837	—	3,463
UltraPro Short MidCap400	—	—	7,784
UltraPro Short Nasdaq Biotechnology	—	—	34,967
UltraPro Short S&P500®	—	21,450,893	—
UltraShort 20+ Year Treasury	245,054,196	—	1,432,630
UltraShort 7-10 Year Treasury	599,858	249,611	273,372
UltraShort Basic Materials	—	99,100,007	22,495
UltraShort Consumer Goods	—	680,668	2,142
UltraShort Consumer Services	—	37,806,587	179
UltraShort Dow30SM	—	211,568,661	—
UltraShort Financials	—	884,851,934	29,454
UltraShort FTSE China 50	—	431,145,308	98,232
UltraShort FTSE Europe	47,348	3,795,429	80,743
UltraShort Gold Miners	130,508	—	6,697
UltraShort Health Care	—	10,002,522	5,377
UltraShort Industrials	—	17,061,076	2,177
UltraShort MidCap400	—	62,058,079	7,394
UltraShort MSCI Brazil Capped	—	—	76,398
UltraShort MSCI EAFE	—	67,426,453	7,215
UltraShort MSCI Emerging Markets	—	520,833,289	40,484
UltraShort MSCI Japan	—	3,844,289	32,333
UltraShort Nasdaq Biotechnology	203	—	119,829
UltraShort Oil & Gas	—	72,588,775	68,789
UltraShort QQQ®	—	344,027,075	—
UltraShort Real Estate	—	2,597,807,224	53,489
UltraShort Russell2000	—	197,617,837	—
UltraShort S&P500®	—	954,224,900	—
UltraShort Semiconductors	105	28,767,489	2,979

328 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
UltraShort SmallCap600	—	$10,418,599	$3,673
UltraShort Technology	—	38,866,512	3,701
UltraShort Utilities	—	7,484,152	21,942

3. Investment Transactions, Income and Expenses Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2017, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 20+ Year Treasury(1)	0.75%	0.10%	—	—	—	0.92%	September 30, 2018
Short 7-10 Year Treasury	0.75	0.10	$19,216	—	—	0.95	September 30, 2018
Short Basic Materials	0.75	0.10	7,290	$972	$21,791	0.95	September 30, 2018
Short Dow30SM	0.75	0.10	33,695	—	—	0.95	September 30, 2018
Short Financials	0.75	0.10	29,632	—	—	0.95	September 30, 2018
Short FTSE China 50	0.75	0.10	25,723	3,430	2,648	0.95	September 30, 2018
Short High Yield	0.75	0.10	30,856	—	—	0.95	September 30, 2018
Short MidCap400	0.75	0.10	28,653	—	—	0.95	September 30, 2018
Short MSCI EAFE	0.75	0.10	32,127	—	—	0.95	September 30, 2018
Short MSCI Emerging Markets	0.75	0.10	24,083	—	—	0.95	September 30, 2018
Short Oil & Gas	0.75	0.10	12,091	1,612	16,367	0.95	September 30, 2018
Short QQQ®	0.75	0.10	112,939	—	—	0.95	September 30, 2018
Short Real Estate	0.75	0.10	29,696	—	—	0.95	September 30, 2018
Short Russell2000	0.75	0.10	112,768	—	—	0.95	September 30, 2018
Short S&P500®(1)	0.75	0.10	—	—	—	0.89	September 30, 2018
Short SmallCap600	0.75	0.10	28,734	—	—	0.95	September 30, 2018
Ultra 20+ Year Treasury	0.75	0.10	35,041	—	—	0.95	September 30, 2018
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 329

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra 7-10 Year Treasury	0.75%	0.10%	$34,595	—	—	0.95%	September 30, 2018
Ultra Basic Materials	0.75	0.10	46,667	—	—	0.95	September 30, 2018
Ultra Consumer Goods	0.75	0.10	46,723	—	—	0.95	September 30, 2018
Ultra Consumer Services	0.75	0.10	50,283	—	—	0.95	September 30, 2018
Ultra Dow30SM	0.75	0.10	23,168	—	—	0.95	September 30, 2018
Ultra Financials	0.75	0.10	—	—	—	0.95	September 30, 2018
Ultra FTSE China 50	0.75	0.10	40,229	—	—	0.95	September 30, 2018
Ultra FTSE Europe	0.75	0.10	27,377	—	—	0.95	September 30, 2018
Ultra Gold Miners(2)(3)	0.75	0.10	44,364	—	—	1.21	September 30, 2018
Ultra Health Care	0.75	0.10	51,140	—	—	0.95	September 30, 2018
Ultra High Yield(2)(3)	0.75	0.10	12,314	$1,642	$57,121	1.30	September 30, 2018
Ultra Industrials	0.75	0.10	54,041	—	—	0.95	September 30, 2018
Ultra MidCap400	0.75	0.10	54,773	—	—	0.95	September 30, 2018
Ultra MSCI Brazil Capped	0.75	0.10	28,477	—	—	0.95	September 30, 2018
Ultra MSCI EAFE	0.75	0.10	29,055	—	—	0.95	September 30, 2018
Ultra MSCI Emerging Markets	0.75	0.10	24,922	—	—	0.95	September 30, 2018
Ultra MSCI Japan	0.75	0.10	28,083	—	—	0.95	September 30, 2018
Ultra Nasdaq Biotechnology	0.75	0.10	182,511	—	—	0.95	September 30, 2018
Ultra Oil & Gas	0.75	0.10	57,549	—	—	0.95	September 30, 2018
Ultra QQQ®	0.75	0.10	265,615	—	—	0.95	September 30, 2018
Ultra Real Estate	0.75	0.10	56,443	—	—	0.95	September 30, 2018
Ultra Russell2000	0.75	0.10	283,864	—	—	0.95	September 30, 2018
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2018
Ultra Semiconductors	0.75	0.10	42,137	—	—	0.95	September 30, 2018
Ultra SmallCap600	0.75	0.10	66,165	—	—	0.95	September 30, 2018
Ultra Technology	0.75	0.10	50,127	—	—	0.95	September 30, 2018
Ultra Telecommunications	0.75	0.10	14,207	1,894	30,300	0.95	September 30, 2018
Ultra Utilities	0.75	0.10	44,970	—	—	0.95	September 30, 2018
UltraPro Dow30SM	0.75	0.10	32,399	—	—	0.95	September 30, 2018
UltraPro Financial Select Sector	0.75	0.10	49,532	—	—	0.95	September 30, 2018
UltraPro MidCap400	0.75	0.10	37,054	—	—	0.95	September 30, 2018
UltraPro Nasdaq Biotechnology	0.75	0.10	62,914	—	—	0.95	September 30, 2018
UltraPro QQQ®	0.75	0.10	336,441	—	—	0.95	September 30, 2018
UltraPro Russell2000	0.75	0.10	333,266	—	—	0.95	September 30, 2018
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2018
UltraPro Short 20+ Year Treasury	0.75	0.10	14,454	—	—	0.95	September 30, 2018
UltraPro Short Dow30SM	0.75	0.10	35,744	—	—	0.95	September 30, 2018
UltraPro Short Financial Select Sector	0.75	0.10	6,086	811	23,986	0.95	September 30, 2018
UltraPro Short MidCap400	0.75	0.10	11,375	1,517	18,923	0.95	September 30, 2018
UltraPro Short Nasdaq Biotechnology	0.75	0.10	21,101	2,814	4,268	0.95	September 30, 2018
UltraPro Short QQQ®	0.75	0.10	168,228	—	—	0.95	September 30, 2018
UltraPro Short Russell2000	0.75	0.10	57,942	—	—	0.95	September 30, 2018
UltraPro Short S&P500®(1)	0.75	0.10	—	—	—	0.90	September 30, 2018
UltraShort 20+ Year Treasury(1)	0.75	0.10	—	—	—	0.90	September 30, 2018
UltraShort 7-10 Year Treasury	0.75	0.10	4,229	—	—	0.95	September 30, 2018
UltraShort Basic Materials	0.75	0.10	25,775	3,437	1,856	0.95	September 30, 2018
UltraShort Consumer Goods	0.75	0.10	7,232	964	22,103	0.95	September 30, 2018
UltraShort Consumer Services	0.75	0.10	6,788	905	23,024	0.95	September 30, 2018
UltraShort Dow30SM	0.75	0.10	39,357	—	—	0.95	September 30, 2018

330 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Financials	0.75%	0.10%	$33,106	—	—	0.95%	September 30, 2018
UltraShort FTSE China 50	0.75	0.10	42,224	—	—	0.95	September 30, 2018
UltraShort FTSE Europe	0.75	0.10	29,977	—	—	0.95	September 30, 2018
UltraShort Gold Miners	0.75	0.10	13,364	$1,782	$14,822	0.95	September 30, 2018
UltraShort Health Care	0.75	0.10	4,720	629	24,964	0.95	September 30, 2018
UltraShort Industrials	0.75	0.10	10,783	1,438	18,043	0.95	September 30, 2018
UltraShort MidCap400	0.75	0.10	19,127	2,550	9,860	0.95	September 30, 2018
UltraShort MSCI Brazil Capped	0.75	0.10	29,617	—	—	0.95	September 30, 2018
UltraShort MSCI EAFE	0.75	0.10	12,925	1,723	15,515	0.95	September 30, 2018
UltraShort MSCI Emerging Markets	0.75	0.10	28,658	—	—	0.95	September 30, 2018
UltraShort MSCI Japan	0.75	0.10	29,477	—	—	0.95	September 30, 2018
UltraShort Nasdaq Biotechnology	0.75	0.10	35,142	—	—	0.95	September 30, 2018
UltraShort Oil & Gas	0.75	0.10	30,090	—	—	0.95	September 30, 2018
UltraShort QQQ®	0.75	0.10	118,403	—	—	0.95	September 30, 2018
UltraShort Real Estate	0.75	0.10	37,547	—	—	0.95	September 30, 2018
UltraShort Russell2000	0.75	0.10	77,676	—	—	0.95	September 30, 2018
UltraShort S&P500®(1)	0.75	0.10	—	—	—	0.89	September 30, 2018
UltraShort Semiconductors	0.75	0.10	15,816	2,109	12,718	0.95	September 30, 2018
UltraShort SmallCap600	0.75	0.10	9,732	1,297	20,044	0.95	September 30, 2018
UltraShort Technology	0.75	0.10	12,411	1,655	16,509	0.95	September 30, 2018
UltraShort Utilities	0.75	0.10	29,342	490	—	0.95	September 30, 2018

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2017. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

(1)  On October 1, 2017, the expense limitation of ProShares Short 20+ Year Treasury, ProShares Short S&P500®, ProShares UltraPro Short S&P500®, ProShares UltraShort 20+ Year Treasury and ProShares UltraShort S&P500® was lowered from 0.95% to 0.92%, 0.89%, 0.90%, 0.90% and 0.89%, respectively.

(2)  On October 1, 2017, the expense limitation of ProShares Ultra Gold Miners and ProShares Ultra High Yield was increased from 0.95% to 1.21% and 1.30%, respectively.

(3)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the ProShares Ultra Gold Miners and ProShares Ultra High Yield through October 31, 2018. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitations of 1.21% and 1.30%, respectively, are inclusive of Acquired Fund Fees and Expenses ("AFFE") for these Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recapture. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2017, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2018	2019	2020	2021	2022	2023	Recoupment
Short 7-10 Year Treasury	$84,362	$71,478	$84,790	$77,466	$37,209	$6,542	$361,847
Short Basic Materials	92,961	84,361	89,314	83,218	68,669	9,950	428,473
Short Dow30SM	105,984	85,730	122,796	75,022	80,629	9,782	479,943
Short Financials	94,714	78,620	89,064	78,621	60,938	9,787	411,744
Short FTSE China 50	95,238	86,890	105,803	87,428	63,961	10,524	449,844
Short High Yield	96,544	90,021	87,689	32,137	74,384	9,525	390,300
Short MidCap400	75,404	46,552	101,429	68,728	54,461	9,590	356,164
Short MSCI EAFE	107,096	38,609	109,596	81,321	75,099	9,672	421,393
Short MSCI Emerging Markets	52,054	46,344	47,858	81,480	53,542	6,987	288,265

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 331

	Expires September 30,						Total Amount Eligible for
Fund	2018	2019	2020	2021	2022	2023	Recoupment
Short Oil & Gas	$85,594	$83,999	$90,741	$84,209	$62,887	$9,955	$417,385
Short QQQ®	199,842	183,455	233,406	274,650	239,709	38,937	1,169,999
Short Real Estate	92,032	81,400	90,383	80,148	59,167	9,722	412,852
Short Russell2000	323,363	343,588	399,196	311,512	249,456	36,306	1,663,421
Short SmallCap600	73,138	82,583	80,665	82,083	53,416	9,613	381,498
Ultra 20+ Year Treasury	131,767	112,878	117,517	113,192	76,690	11,655	563,699
Ultra 7-10 Year Treasury	121,313	225	301,560	97,675	62,536	12,025	595,334
Ultra Basic Materials	138,387	133,618	133,780	119,544	88,772	15,432	629,533
Ultra Consumer Goods	134,031	141,953	123,914	133,569	97,284	15,299	646,050
Ultra Consumer Services	135,271	140,388	121,105	144,953	96,358	16,588	654,663
Ultra Dow30SM	123,374	111,163	116,980	129,031	59,625	4,865	545,038
Ultra Financials	136,845	120,266	87,854	115,816	—	—	460,781
Ultra FTSE China 50	92,912	94,549	124,083	97,217	68,253	14,590	491,604
Ultra FTSE Europe	95,983	77,927	81,145	85,820	53,612	9,232	403,719
Ultra Gold Miners	—	—	42,932	81,240	88,673	14,766	227,611
Ultra Health Care	118,525	148,373	126,289	170,796	93,516	17,144	674,643
Ultra High Yield	134,133	153,421	154,099	156,423	144,442	23,693	766,211
Ultra Industrials	143,325	148,544	118,794	146,680	99,560	18,710	675,613
Ultra MidCap400	—	—	114,172	129,296	86,553	23,582	353,603
Ultra MSCI Brazil Capped	109,196	96,173	91,271	83,614	57,727	9,562	447,543
Ultra MSCI EAFE	111,654	83,399	89,290	74,839	58,174	9,522	426,878
Ultra MSCI Emerging Markets	72,361	84,081	106,459	80,090	53,106	8,105	404,202
Ultra MSCI Japan	100,571	87,589	82,399	82,285	54,716	9,208	416,768
Ultra Nasdaq Biotechnology	190,333	352,254	529,605	561,494	352,874	63,394	2,049,954
Ultra Oil & Gas	160,475	129,945	177,389	174,554	121,239	16,109	779,711
Ultra QQQ®	448,616	486,230	616,655	561,942	491,411	92,187	2,697,041
Ultra Real Estate	138,816	168,740	128,235	148,427	100,745	19,165	704,128
Ultra Russell2000	619,345	1,116,585	374,496	391,774	678,331	98,638	3,279,169
Ultra Semiconductors	117,178	121,028	123,797	124,455	80,179	14,433	581,070
Ultra SmallCap600	152,615	249,407	96,586	155,955	115,280	27,134	796,977
Ultra Technology	131,109	146,728	152,665	158,577	93,230	21,188	703,497
Ultra Telecommunications	131,129	124,140	124,376	125,319	93,855	14,878	613,697
Ultra Utilities	130,418	123,901	129,009	125,663	94,203	13,741	616,935
UltraPro Dow30SM	120,149	122,763	126,559	140,127	90,215	4,645	604,458
UltraPro Financial Select Sector	110,814	126,411	147,516	143,647	116,132	15,875	660,395
UltraPro MidCap400	128,806	170,523	108,670	157,746	79,187	10,300	655,232
UltraPro Nasdaq Biotechnology	—	—	23,638	180,238	126,025	21,073	350,974
UltraPro QQQ®	280,905	427,542	706,840	723,093	561,314	119,548	2,819,242
UltraPro Russell2000	348,618	623,676	492,844	391,157	812,931	101,508	2,770,734
UltraPro Short 20+ Year Treasury	55,782	70,203	79,018	75,991	22,335	4,628	307,957
UltraPro Short Dow30SM	100,619	81,395	105,834	76,852	39,960	19,137	423,797
UltraPro Short Financial Select Sector	56,151	82,107	85,426	88,904	71,708	10,311	394,607
UltraPro Short MidCap400	93,027	84,692	89,478	89,110	62,493	10,612	429,412
UltraPro Short Nasdaq Biotechnology	—	—	12,765	58,530	56,113	8,628	136,036
UltraPro Short QQQ®	220,132	248,710	293,276	315,811	359,287	58,697	1,495,913
UltraPro Short Russell2000	130,097	114,253	144,666	120,714	103,833	22,488	636,051
UltraShort 7-10 Year Treasury	56,377	38,615	85,893	61,402	3,501	728	246,516

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	Expires September 30,						Total Amount Eligible for
Fund	2018	2019	2020	2021	2022	2023	Recoupment
UltraShort Basic Materials	$56,367	$77,153	$91,231	$86,014	$64,799	$10,362	$385,926
UltraShort Consumer Goods	88,502	84,323	89,557	86,611	64,050	9,985	423,028
UltraShort Consumer Services	89,557	83,711	95,919	85,905	64,734	10,185	430,011
UltraShort Dow30SM	104,635	87,817	133,867	89,137	77,135	13,373	505,964
UltraShort Financials	114,645	77,065	117,490	77,079	67,185	10,715	464,179
UltraShort FTSE China 50	143,507	120,606	152,896	111,517	90,082	13,330	631,938
UltraShort FTSE Europe	193,824	59,504	89,329	75,218	62,101	9,777	489,753
UltraShort Gold Miners	—	—	42,813	59,955	57,840	10,122	170,730
UltraShort Health Care	87,750	84,447	92,376	85,211	62,982	10,035	422,801
UltraShort Industrials	88,318	84,088	95,818	84,536	61,627	10,027	424,414
UltraShort MidCap400	75,207	81,399	90,108	87,634	61,997	10,505	406,850
UltraShort MSCI Brazil Capped	104,587	91,059	88,159	76,394	63,937	9,457	433,593
UltraShort MSCI EAFE	86,165	93,615	91,412	85,135	59,845	10,028	426,200
UltraShort MSCI Emerging Markets	92,695	89,273	96,601	76,996	62,095	9,193	426,853
UltraShort MSCI Japan	101,018	93,687	92,490	82,432	57,556	9,788	436,971
UltraShort Nasdaq Biotechnology	105,368	86,262	158,156	143,818	85,111	10,029	588,744
UltraShort Oil & Gas	92,340	68,373	93,112	76,555	62,586	9,887	402,853
UltraShort QQQ®	323,315	276,534	322,567	288,533	246,278	40,819	1,498,046
UltraShort Real Estate	116,965	76,577	145,534	92,020	76,125	11,996	519,217
UltraShort Russell2000	308,759	211,140	225,267	172,946	152,686	25,448	1,096,246
UltraShort Semiconductors	86,142	84,678	91,302	86,559	61,295	10,189	420,165
UltraShort SmallCap600	86,443	82,593	88,808	87,727	60,768	10,262	416,601
UltraShort Technology	88,332	84,637	94,212	85,165	63,735	10,090	426,171
UltraShort Utilities	87,334	85,144	93,012	84,495	60,181	9,860	420,026

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund are reflected on the Statements of Operations as "Listing, Data and related fees".

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 333

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, are reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended November 30, 2017 or the year ended May 31, 2017.

11. Investment Transactions

For the period ended November 30, 2017, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Ultra 20+ Treasury, Ultra 7-10 Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra 20+ Year Treasury	$11,837,704	$18,884,818
Ultra 7-10 Year Treasury	64,868,080	37,372,526
Ultra Basic Materials	19,122,967	5,329,869
Ultra Consumer Goods	41,010,321	586,176
Ultra Consumer Services	28,964,566	462,141
Ultra Dow30SM	121,487,971	16,074,120
Ultra Financials	52,419,230	13,878,891
Ultra Gold Miners	4,964,791	4,493,598
Ultra Health Care	140,900,744	1,580,191
Ultra Industrials	32,849,069	292,124
Ultra MidCap400	68,612,086	25,306,297
Ultra Nasdaq Biotechnology	71,357,995	26,473,827
Ultra Oil & Gas	8,372,386	15,035,674
Ultra QQQ®	361,409,523	11,710,032
Ultra Real Estate	241,480,307	2,817,290
Ultra Russell2000	110,296,559	14,535,438
Ultra S&P500®	639,023,852	30,692,113
Ultra Semiconductors	53,024,631	5,675,165
Ultra SmallCap600	25,673,308	934,233
Ultra Technology	183,452,882	5,071,218
Ultra Telecommunications	2,138,059	740,113
Ultra Utilities	6,482,704	113,789
UltraPro Dow30SM	662,021,971	1,633,806

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Fund	Purchases	Sales
UltraPro Financial Select Sector	$21,941,436	$525,753
UltraPro MidCap400	41,929,840	1,480,600
UltraPro Nasdaq Biotechnology	9,807,279	10,928,873
UltraPro QQQ®	2,725,017,858	11,123,656
UltraPro Russell2000	131,130,889	7,126,104
UltraPro S&P500®	1,890,973,810	12,546,280

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2017, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra 20+ Year Treasury	$2,099,512	$91,371
Ultra 7-10 Year Treasury	38,035,734	221,681
Ultra Basic Materials	11,320,249	1,912,725
Ultra Consumer Goods	41,327,201	603,419
Ultra Consumer Services	29,149,324	1,224,402
Ultra Dow30SM	88,173,209	19,546,624
Ultra Financials	42,440,944	14,571,058
Ultra Health Care	130,040,244	7,494,399
Ultra Industrials	25,627,430	1,878,461
Ultra MidCap400	32,292,672	4,682,483
Ultra Nasdaq Biotechnology	30,271,487	3,741,316
Ultra Oil & Gas	20,828,353	1,145,070
Ultra QQQ®	453,220,902	117,731,935
Ultra Real Estate	262,587,117	4,991,085
Ultra Russell2000	168,207,870	12,381,248
Ultra S&P500®	767,017,169	92,964,055
Ultra Semiconductors	26,403,009	6,214,832
Ultra SmallCap600	15,944,880	1,544,074
Ultra Technology	172,692,672	22,400,798
Ultra Telecommunications	3,323,460	68,897
Ultra Utilities	1,112,421	87,296
UltraPro Dow30SM	484,127,273	5,360,441
UltraPro Financial Select Sector	19,345,012	1,961,695
UltraPro MidCap400	35,614,674	2,971,569
UltraPro Nasdaq Biotechnology	7,365,882	1,255,529
UltraPro QQQ®	1,850,927,688	144,894,411
UltraPro Russell2000	168,978,437	6,230,873
UltraPro S&P500®	1,381,841,016	28,387,114

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2017, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra Basic Materials	$4,832,957
Ultra Consumer Goods	3,323,915
Ultra Dow30SM	27,770,000

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 335

Fund	Fair Value
Ultra Financials	$5,921,246
Ultra Gold Miners	2,068,338
Ultra Health Care	14,291,805
Ultra Industrials	1,657,648
Ultra MidCap400	22,053,945
Ultra Nasdaq Biotechnology	52,477,971
Ultra Oil & Gas	13,936,804
Ultra QQQ®	274,337,616
Ultra Real Estate	28,999,785
Ultra Russell2000	101,064,765
Ultra S&P500®	401,372,001
Ultra Semiconductors	15,528,748
Ultra Technology	23,445,750
Ultra Utilities	2,490,061
UltraPro Dow30SM	37,432,794
UltraPro Financial Select Sector	6,727,526
UltraPro Nasdaq Biotechnology	14,231,217
UltraPro Russell2000	85,431,232
UltraPro S&P500®	29,464,073

13. Share Splits and Reverse Share Splits

Effective July 17, 2017, the UltraShort S&P500® underwent a 1-for-4 reverse share split and each of the Ultra QQQ®, Ultra Real Estate, Ultra Russell2000, Ultra Technology, UltraPro Dow30SM, UltraPro Russell2000 and UltraShort S&P500® underwent a 2-for-1 share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

336 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2017, the ProShares Ultra Telecommunications and ProShares UltraPro Russell2000 Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2017 (UNAUDITED) :: 337

•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment adviser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relating to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

338 :: NOVEMBER 30, 2017 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At a meeting held on September 11-12, 2017, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement"), each for certain series of ProShares, between the Trust, on behalf of each of its operational series ( "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Existing Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Existing Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Existing Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index.

Also at the meeting, the Board unanimously approved the Unitary Fee Agreement with respect to two new series of the Trust, the ProShares Decline of the Retail Store ETF and the ProShares Long Online/Short Stores ETF (the "New Funds"). In addition, the Unitary Fee Agreement was renewed on behalf of ProShares Equities for Rising Rates ETF, which was initially unanimously approved by the Board at a meeting held on March 7, 2017. The Existing Funds and the New Funds are each referred to below as "Funds".

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement and the Unitary Fee Agreement for each applicable Fund were fair and reasonable and in the best interests of such Fund and its shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement and the Unitary Fee Agreement, including:

(i)  detailed information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the various Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Funds;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were proposed to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In addition, the Independent Trustees retained the services of an independent consultant, Fuse Research Network ("FUSE"), to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Existing Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 11-12, 2017, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions with respect to the renewal of any Advisory Agreement or Unitary Fee Agreement with respect to a Fund may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors they deemed relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from its relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 339

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Funds, and concluded that the services provided, and to be provided, as applicable, by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

•  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with the Existing Funds, as well as compliance activities to be performed with respect to the New Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer ("CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to the New Funds, were of high quality, (ii) the Advisor successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Existing Funds and to be provided to the New Funds.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and to be provided to the New Funds, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have investment goals, investment styles and operations substantially similar to the Funds. The Board noted that this was especially true for certain Funds which were designed to be first to market. Notwithstanding this challenge, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees.

The Board reviewed information prepared by FUSE comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain Funds are unique and therefore no ETF or mutual fund was a perfect comparison for such Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account. With respect to the New Funds, the Board reviewed peer group information prepared by FUSE comparing the contractual advisory fee rate to be paid by the New Funds to other ETFs with investment objectives most similar to the New Funds.

The Board considered and discussed the fees charged and the services provided by the Advisor as sub-advisor to certain series of the Ivy Funds, noting the differences between services provided by the Advisor to each Fund.

340 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds, but concluded that the Funds' advisory fee rates were reasonable given the services provided (or proposed to be provided in the case of the New Funds).

Profitability

The Board considered the significant drivers of cost incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Existing Funds.

The Board recognized that it is difficult to compare the Advisor's profitability to that of other managers because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2017, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds that are Matching Funds or Geared Funds, the correlation of such Existing Fund's performance with the performance of its underlying benchmark (or relevant inverse or multiple thereof) was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, the ProShares Inflation Expectations ETF, which pays 0.55%, and the ProShares CDS Short North American HY Credit ETF, which pays 0.65%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2018. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Existing Funds. With respect to the New Funds, the Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Funds to approve the Unitary Fee Agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 341

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2017 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2017. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2017.

As of October 31, 2017, the Funds' federal tax information is as follow:

Fund	QDI	DRD	QII
Ultra 20+ Year Treasury	0.00%	0.00%	100.00%
Ultra 7-10 Year Treasury	0.00	0.00	99.86
Ultra Basic Materials	100.00	100.00	0.00
Ultra Consumer Goods	100.00	100.00	0.00
Ultra Consumer Services	100.00	100.00	0.00
Ultra Dow30SM	100.00	100.00	0.09
Ultra Financials	100.00	100.00	0.53
Ultra High Yield	0.00	0.00	0.00
Ultra Industrials	100.00	100.00	0.00
Ultra MidCap400	100.00	100.00	0.03
Ultra Oil & Gas	100.00	100.00	0.26
Ultra QQQ	100.00	100.00	0.00
Ultra Real Estate	6.09	6.11	0.17
Ultra Russell2000	100.00	100.00	0.22
Ultra S&P500®	100.00	100.00	0.48
Ultra Semiconductors	100.00	100.00	0.00
Ultra SmallCap600	100.00	100.00	0.00
Ultra Technology	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.00
UltraPro Dow30SM	100.00	100.00	0.00
UltraPro Financial Select Sector	100.00	100.00	0.00
UltraPro MidCap400	100.00	100.00	0.00
UltraPro Russell2000	100.00	100.00	0.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2017, the Funds do not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.

Funds with Equalization

For the tax year ended October 31, 2017, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Ultra Consumer Goods	$625
Ultra QQQ®	3,871,135
Ultra Real Estate	301,248
Ultra S&P500®	6,485,100
Ultra Semiconductors	69,160
Ultra Technology	116,313
UltraPro Dow30SM	1,642,362
UltraPro MidCap400	339,613
UltraPro QQQ®	7,340,738
UltraPro Russell2000	877,705
UltraPro S&P500®	4,471,247

342 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 343

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ®", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", certain "S&P Select Industry Indices", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index"and "EAFE" are service marks of MSCI. "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2018 ProShare Advisors LLC. All rights reserved.   PSGSA1117

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)         Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 12.2%

Aerospace & Defense - 0.2%
AAR Corp.	74	3,077
Aerojet Rocketdyne Holdings, Inc.*	158	4,975
Aerovironment, Inc.*	48	2,188
Astronics Corp.*	49	2,033
Axon Enterprise, Inc.*	119	2,961
Cubic Corp.	58	3,593
Curtiss-Wright Corp.	101	12,544
Ducommun, Inc.*	24	671
Engility Holdings, Inc.*	41	1,197
Esterline Technologies Corp.*	60	4,251
KeyW Holding Corp. (The)*	110	604
KLX, Inc.*	118	6,621
Kratos Defense & Security Solutions, Inc.*	164	1,711
Mercury Systems, Inc.*	107	5,584
Moog, Inc., Class A*	73	6,140
National Presto Industries, Inc.	11	1,141
Sparton Corp.*	22	510
Triumph Group, Inc.	112	3,461
Vectrus, Inc.*	25	806
		64,068
Air Freight & Logistics - 0.0%(a)
Air Transport Services Group, Inc.*	134	3,249
Atlas Air Worldwide Holdings, Inc.*	53	3,061
Echo Global Logistics, Inc.*	62	1,674
Forward Air Corp.	69	3,926
Hub Group, Inc., Class A*	75	3,585
Park-Ohio Holdings Corp.	20	930
Radiant Logistics, Inc.*	86	414
		16,839
Airlines - 0.0%(a)
Allegiant Travel Co.	29	4,408
Hawaiian Holdings, Inc.	121	5,221
SkyWest, Inc.	116	6,038
		15,667
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.*	226	4,057
Cooper Tire & Rubber Co.	122	4,483
Cooper-Standard Holdings, Inc.*	40	5,043
Dana, Inc.	333	11,002
Dorman Products, Inc.*	63	4,303
Fox Factory Holding Corp.*	80	3,120
Gentherm, Inc.*	84	3,024
Horizon Global Corp.*	57	804
LCI Industries	55	7,199
Modine Manufacturing Co.*	113	2,588
Motorcar Parts of America, Inc.*	43	1,121
Shiloh Industries, Inc.*	33	282
Standard Motor Products, Inc.	49	2,215
Stoneridge, Inc.*	62	1,415
Superior Industries International, Inc.	56	935
Tenneco, Inc.	122	7,248
Tower International, Inc.	45	1,449
		60,288
Automobiles - 0.0%(a)
Winnebago Industries, Inc.	72	3,942

Banks - 1.3%
1st Source Corp.	37	1,904
Access National Corp.	34	1,001
ACNB Corp.	14	406
Allegiance Bancshares, Inc.*	26	1,036
American National Bankshares, Inc.	19	782
Ameris Bancorp	83	4,117
Ames National Corp.	20	601
Arrow Financial Corp.	27	994
Atlantic Capital Bancshares, Inc.*	48	826
Banc of California, Inc.	99	2,232
BancFirst Corp.	38	2,158
Banco Latinoamericano de Comercio Exterior SA, Class E	69	2,026
Bancorp, Inc. (The)*	112	1,083
BancorpSouth Bank	197	6,550
Bank of Commerce Holdings	35	423
Bank of Marin Bancorp	14	986
Bank of NT Butterfield & Son Ltd. (The)	123	4,893
Bankwell Financial Group, Inc.	14	494
Banner Corp.	75	4,319
Bar Harbor Bankshares	34	969
BCB Bancorp, Inc.	22	321
Berkshire Hills Bancorp, Inc.	91	3,508
Blue Hills Bancorp, Inc.	55	1,174
Boston Private Financial Holdings, Inc.	191	3,123
Bridge Bancorp, Inc.	43	1,546
Brookline Bancorp, Inc.	172	2,769
Bryn Mawr Bank Corp.	38	1,678
BSB Bancorp, Inc.*	19	603
Byline Bancorp, Inc.*	15	320
C&F Financial Corp.	7	420
Cadence BanCorp*	20	488
Camden National Corp.	35	1,599
Capital Bank Financial Corp., Class A	67	2,797
Capital City Bank Group, Inc.	25	632
Capstar Financial Holdings, Inc.*	20	439
Carolina Financial Corp.	43	1,662
Cathay General Bancorp	174	7,550
CenterState Bank Corp.	123	3,337
Central Pacific Financial Corp.	68	2,190
Central Valley Community Bancorp	23	471
Century Bancorp, Inc., Class A	7	601
Chemical Financial Corp.	162	9,135
Chemung Financial Corp.	7	341
Citizens & Northern Corp.	27	692
City Holding Co.	35	2,493
Civista Bancshares, Inc.	23	521
CNB Financial Corp.	34	968
CoBiz Financial, Inc.	87	1,843
Codorus Valley Bancorp, Inc.	21	633
Columbia Banking System, Inc.	165	7,607
Commerce Union Bancshares, Inc.	16	381
Community Bank System, Inc.	112	6,203
Community Bankers Trust Corp.*	49	426
Community Financial Corp. (The)	9	323
Community Trust Bancorp, Inc.	35	1,741
ConnectOne Bancorp, Inc.	69	1,873
County Bancorp, Inc.	11	350
Customers Bancorp, Inc.*	64	1,734

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
CVB Financial Corp.	237	5,828
DNB Financial Corp.	7	245
Eagle Bancorp, Inc.*	72	4,763
Enterprise Bancorp, Inc.	22	822
Enterprise Financial Services Corp.	52	2,353
Equity Bancshares, Inc., Class A*	24	830
Evans Bancorp, Inc.	11	490
Farmers & Merchants Bancorp, Inc.	20	813
Farmers Capital Bank Corp.	17	700
Farmers National Banc Corp.	58	879
FB Financial Corp.*	30	1,274
FCB Financial Holdings, Inc., Class A*	81	4,281
Fidelity Southern Corp.	50	1,103
Financial Institutions, Inc.	33	1,091
First Bancorp, Inc.	23	713
First Bancorp/NC	64	2,426
First Bancorp/PR*	439	2,186
First Bancshares, Inc. (The)	19	627
First Busey Corp.	87	2,769
First Business Financial Services, Inc.	19	444
First Citizens BancShares, Inc., Class A	17	7,250
First Commonwealth Financial Corp.	221	3,337
First Community Bancshares, Inc.	38	1,140
First Connecticut Bancorp, Inc.	32	850
First Financial Bancorp	141	3,997
First Financial Bankshares, Inc.	145	6,880
First Financial Corp.	24	1,157
First Financial Northwest, Inc.	19	322
First Foundation, Inc.*	67	1,278
First Guaranty Bancshares, Inc.	9	252
First Internet Bancorp	14	558
First Interstate BancSystem, Inc., Class A	60	2,382
First Merchants Corp.	94	4,117
First Mid-Illinois Bancshares, Inc.	23	926
First Midwest Bancorp, Inc.	234	5,843
First Northwest Bancorp*	23	412
First of Long Island Corp. (The)	53	1,598
Flushing Financial Corp.	64	1,810
FNB Bancorp	12	436
Franklin Financial Network, Inc.*	27	944
Fulton Financial Corp.	392	7,448
German American Bancorp, Inc.	48	1,805
Glacier Bancorp, Inc.	179	7,169
Great Southern Bancorp, Inc.	25	1,351
Great Western Bancorp, Inc.	135	5,578
Green Bancorp, Inc.*	49	1,098
Guaranty Bancorp	54	1,569
Guaranty Bancshares, Inc.	5	153
Hancock Holding Co.	193	9,911
Hanmi Financial Corp.	72	2,286
HarborOne Bancorp, Inc.*	30	581
Heartland Financial USA, Inc.	56	2,828
Heritage Commerce Corp.	83	1,347
Heritage Financial Corp.	67	2,181
Hilltop Holdings, Inc.	168	4,178
Home BancShares, Inc.	360	8,568
HomeTrust Bancshares, Inc.*	38	1,026
Hope Bancorp, Inc.	297	5,560
Horizon Bancorp	53	1,457
Howard Bancorp, Inc.*	20	440
IBERIABANK Corp.	116	9,019
Independent Bank Corp./MA	61	4,435
Independent Bank Corp./MI	46	1,030
Independent Bank Group, Inc.	40	2,756
International Bancshares Corp.	125	5,156
Investar Holding Corp.	19	446
Investors Bancorp, Inc.	593	8,462
Lakeland Bancorp, Inc.	103	2,153
Lakeland Financial Corp.	55	2,787
LCNB Corp.	20	420
LegacyTexas Financial Group, Inc.	108	4,522
Live Oak Bancshares, Inc.	52	1,339
Macatawa Bank Corp.	59	601
MainSource Financial Group, Inc.	57	2,254
MB Financial, Inc.	185	8,612
MBT Financial Corp.	41	447
Mercantile Bank Corp.	37	1,373
Middlefield Banc Corp.	6	271
Midland States Bancorp, Inc.	35	1,164
MidSouth Bancorp, Inc.	33	452
MidWestOne Financial Group, Inc.	26	946
MutualFirst Financial, Inc.	14	531
National Bank Holdings Corp., Class A	57	1,934
National Bankshares, Inc.	15	694
National Commerce Corp.*	26	1,078
NBT Bancorp, Inc.	98	3,806
Nicolet Bankshares, Inc.*	20	1,159
Northeast Bancorp	17	419
Northrim BanCorp, Inc.	16	599
Norwood Financial Corp.	13	393
OFG Bancorp	99	970
Ohio Valley Banc Corp.	9	357
Old Line Bancshares, Inc.	19	574
Old National Bancorp	307	5,603
Old Point Financial Corp.	8	229
Old Second Bancorp, Inc.	66	888
Opus Bank*	47	1,311
Orrstown Financial Services, Inc.	17	430
Pacific Mercantile Bancorp*	35	336
Pacific Premier Bancorp, Inc.*	90	3,564
Paragon Commercial Corp.*	10	573
Park National Corp.	31	3,483
Park Sterling Corp.	118	1,519
Parke Bancorp, Inc.	13	272
Peapack Gladstone Financial Corp.	39	1,374
Penns Woods Bancorp, Inc.	11	547
Peoples Bancorp of North Carolina, Inc.	10	351
Peoples Bancorp, Inc.	38	1,287
Peoples Financial Services Corp.	16	784
People’s Utah Bancorp	31	977
Preferred Bank	30	1,878
Premier Financial Bancorp, Inc.	22	439
QCR Holdings, Inc.	28	1,271
RBB Bancorp	9	227
Renasant Corp.	99	4,261
Republic Bancorp, Inc., Class A	22	936
Republic First Bancorp, Inc.*	111	1,049
S&T Bancorp, Inc.	79	3,299
Sandy Spring Bancorp, Inc.	54	2,127
Seacoast Banking Corp. of Florida*	98	2,551
ServisFirst Bancshares, Inc.	106	4,451
Shore Bancshares, Inc.	29	505
Sierra Bancorp	28	783

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Simmons First National Corp., Class A	87	5,037
SmartFinancial, Inc.*	16	356
South State Corp.	66	6,075
Southern First Bancshares, Inc.*	15	644
Southern National Bancorp of Virginia, Inc.	49	836
Southside Bancshares, Inc.	63	2,281
State Bank Financial Corp.	86	2,618
Sterling Bancorp	488	12,371
Stock Yards Bancorp, Inc.	50	1,990
Summit Financial Group, Inc.	25	672
Sun Bancorp, Inc.	25	639
Sunshine Bancorp, Inc.*	17	408
Texas Capital Bancshares, Inc.*	114	10,300
Tompkins Financial Corp.	33	2,922
Towne Bank	129	4,321
TriCo Bancshares	47	1,975
TriState Capital Holdings, Inc.*	51	1,234
Triumph Bancorp, Inc.*	40	1,330
Trustmark Corp.	154	5,227
Two River Bancorp	16	293
UMB Financial Corp.	104	7,817
Umpqua Holdings Corp.	507	11,210
Union Bankshares Corp.	99	3,731
Union Bankshares, Inc.	9	456
United Bankshares, Inc.	229	8,599
United Community Banks, Inc.	162	4,656
United Security Bancshares	30	294
Unity Bancorp, Inc.	18	374
Univest Corp. of Pennsylvania	59	1,658
Valley National Bancorp	591	7,033
Veritex Holdings, Inc.*	37	1,029
Washington Trust Bancorp, Inc.	34	1,933
WashingtonFirst Bankshares, Inc.	23	785
WesBanco, Inc.	96	4,039
West Bancorporation, Inc.	36	963
Westamerica Bancorp	58	3,586
Wintrust Financial Corp.	127	10,649
Xenith Bankshares, Inc.*	12	422
		508,179
Beverages - 0.0%(a)
Boston Beer Co., Inc. (The), Class A*	20	3,597
Castle Brands, Inc.*	203	248
Coca-Cola Bottling Co. Consolidated	11	2,373
Craft Brew Alliance, Inc.*	29	564
MGP Ingredients, Inc.	30	2,231
National Beverage Corp.	27	2,946
Primo Water Corp.*	58	760
		12,719
Biotechnology - 0.7%
Abeona Therapeutics, Inc.*	55	951
Acceleron Pharma, Inc.*	73	2,664
Achaogen, Inc.*	78	933
Achillion Pharmaceuticals, Inc.*	268	836
Acorda Therapeutics, Inc.*	99	2,010
Adamas Pharmaceuticals, Inc.*	34	1,263
Aduro Biotech, Inc.*	99	940
Advaxis, Inc.*	83	248
Agenus, Inc.*	169	664
Aileron Therapeutics, Inc.*	12	135
Aimmune Therapeutics, Inc.*	80	3,056
Akebia Therapeutics, Inc.*	102	1,587
Alder Biopharmaceuticals, Inc.*	145	1,595
AMAG Pharmaceuticals, Inc.*	80	1,116
Amicus Therapeutics, Inc.*	378	5,262
AnaptysBio, Inc.*	27	2,269
Anavex Life Sciences Corp.*	84	319
Ardelyx, Inc.*	76	505
Arena Pharmaceuticals, Inc.*	90	2,789
Array BioPharma, Inc.*	395	4,444
Asterias Biotherapeutics, Inc.*	62	152
Atara Biotherapeutics, Inc.*	58	838
Athenex, Inc.*	16	274
Athersys, Inc.*	234	456
Audentes Therapeutics, Inc.*	35	1,010
Avexis, Inc.*	57	5,404
Axovant Sciences Ltd.*	74	408
Bellicum Pharmaceuticals, Inc.*	62	622
BioCryst Pharmaceuticals, Inc.*	183	930
Biohaven Pharmaceutical Holding Co. Ltd.*	24	555
BioSpecifics Technologies Corp.*	13	584
BioTime, Inc.*	173	464
Bluebird Bio, Inc.*	104	17,971
Blueprint Medicines Corp.*	89	6,680
Calithera Biosciences, Inc.*	70	735
Calyxt, Inc.*	19	364
Cara Therapeutics, Inc.*	61	759
Cascadian Therapeutics, Inc.*	78	332
Catalyst Pharmaceuticals, Inc.*	164	705
Celldex Therapeutics, Inc.*	277	831
ChemoCentryx, Inc.*	56	364
Chimerix, Inc.*	107	478
Clovis Oncology, Inc.*	100	6,287
Coherus Biosciences, Inc.*	88	788
Conatus Pharmaceuticals, Inc.*	59	245
Concert Pharmaceuticals, Inc.*	41	925
Corbus Pharmaceuticals Holdings, Inc.*	101	778
Corvus Pharmaceuticals, Inc.*	19	213
Curis, Inc.*	265	211
Cytokinetics, Inc.*	95	817
CytomX Therapeutics, Inc.*	66	1,366
Dynavax Technologies Corp.*	139	2,780
Eagle Pharmaceuticals, Inc.*	19	1,122
Edge Therapeutics, Inc.*	45	454
Editas Medicine, Inc.*	77	2,223
Emergent BioSolutions, Inc.*	77	3,383
Enanta Pharmaceuticals, Inc.*	35	1,738
Epizyme, Inc.*	94	1,128
Esperion Therapeutics, Inc.*	39	2,399
Exact Sciences Corp.*	269	16,000
Fate Therapeutics, Inc.*	87	383
FibroGen, Inc.*	151	7,173
Five Prime Therapeutics, Inc.*	62	1,634
Flexion Therapeutics, Inc.*	63	1,632
Fortress Biotech, Inc.*	75	289
Foundation Medicine, Inc.*	33	1,756
G1 Therapeutics, Inc.*	18	370
Genocea Biosciences, Inc.*	65	79
Genomic Health, Inc.*	45	1,363
Geron Corp.*	340	677
Global Blood Therapeutics, Inc.*	84	3,314
Halozyme Therapeutics, Inc.*	273	5,097
Heron Therapeutics, Inc.*	104	1,830
Idera Pharmaceuticals, Inc.*	247	546

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Ignyta, Inc.*	114	1,870
Immune Design Corp.*	39	160
ImmunoGen, Inc.*	193	1,226
Immunomedics, Inc.*	234	2,541
Inovio Pharmaceuticals, Inc.*	186	854
Insmed, Inc.*	170	5,302
Insys Therapeutics, Inc.*	55	291
Intellia Therapeutics, Inc.*	32	721
Invitae Corp.*	92	804
Iovance Biotherapeutics, Inc.*	121	1,095
Ironwood Pharmaceuticals, Inc.*	308	5,319
Jounce Therapeutics, Inc.*	33	520
Karyopharm Therapeutics, Inc.*	77	862
Keryx Biopharmaceuticals, Inc.*	205	982
Kindred Biosciences, Inc.*	58	444
Kura Oncology, Inc.*	44	706
La Jolla Pharmaceutical Co.*	40	1,334
Lexicon Pharmaceuticals, Inc.*	99	1,012
Ligand Pharmaceuticals, Inc.*	47	6,197
Loxo Oncology, Inc.*	52	3,991
MacroGenics, Inc.*	78	1,507
Madrigal Pharmaceuticals, Inc.*	9	453
Matinas BioPharma Holdings, Inc.*	121	171
MediciNova, Inc.*	76	530
Merrimack Pharmaceuticals, Inc.	29	335
Mersana Therapeutics, Inc.*	12	228
MiMedx Group, Inc.*	240	2,777
Minerva Neurosciences, Inc.*	66	380
Miragen Therapeutics, Inc.*	29	231
Momenta Pharmaceuticals, Inc.*	168	2,318
Myriad Genetics, Inc.*	147	5,091
NantKwest, Inc.*	70	343
Natera, Inc.*	72	701
NewLink Genetics Corp.*	50	438
Novavax, Inc.*	644	876
Novelion Therapeutics, Inc.*	35	133
Nymox Pharmaceutical Corp.*	70	264
Oncocyte Corp.*	9	45
Organovo Holdings, Inc.*	229	346
Otonomy, Inc.*	64	342
Ovid therapeutics, Inc.*	12	148
PDL BioPharma, Inc.*	364	1,059
Pieris Pharmaceuticals, Inc.*	79	488
Portola Pharmaceuticals, Inc.*	126	6,395
Progenics Pharmaceuticals, Inc.*	162	936
Protagonist Therapeutics, Inc.*	21	409
Prothena Corp. plc*	88	4,091
PTC Therapeutics, Inc.*	92	1,467
Puma Biotechnology, Inc.*	66	6,989
Ra Pharmaceuticals, Inc.*	27	385
Radius Health, Inc.*	85	2,406
Recro Pharma, Inc.*	31	299
REGENXBIO, Inc.*	63	1,770
Repligen Corp.*	86	3,049
Retrophin, Inc.*	87	1,961
Rigel Pharmaceuticals, Inc.*	287	1,194
Sage Therapeutics, Inc.*	87	8,040
Sangamo Therapeutics, Inc.*	190	3,078
Sarepta Therapeutics, Inc.*	135	7,515
Selecta Biosciences, Inc.*	32	341
Seres Therapeutics, Inc.*	47	493
Spark Therapeutics, Inc.*	61	4,467
Spectrum Pharmaceuticals, Inc.*	178	3,489
Stemline Therapeutics, Inc.*	52	801
Strongbridge Biopharma plc*	50	335
Syndax Pharmaceuticals, Inc.*	25	219
Synergy Pharmaceuticals, Inc.*	519	1,080
Syros Pharmaceuticals, Inc.*	29	431
TG Therapeutics, Inc.*	111	955
Tocagen, Inc.*	19	227
Trevena, Inc.*	128	212
Ultragenyx Pharmaceutical, Inc.*	91	4,595
Vanda Pharmaceuticals, Inc.*	101	1,419
VBI Vaccines, Inc.*	50	252
Veracyte, Inc.*	54	366
Versartis, Inc.*	75	146
Voyager Therapeutics, Inc.*	33	483
vTv Therapeutics, Inc., Class A*	16	67
XBiotech, Inc.*	44	186
Xencor, Inc.*	87	1,889
ZIOPHARM Oncology, Inc.*	300	1,371
		272,745
Building Products - 0.2%
AAON, Inc.	95	3,463
Advanced Drainage Systems, Inc.	81	1,920
American Woodmark Corp.*	32	3,187
Apogee Enterprises, Inc.	65	3,252
Armstrong Flooring, Inc.*	53	929
Builders FirstSource, Inc.*	221	4,508
Caesarstone Ltd.*	52	1,295
Continental Building Products, Inc.*	90	2,511
CSW Industrials, Inc.*	33	1,587
Gibraltar Industries, Inc.*	73	2,402
Griffon Corp.	67	1,564
Insteel Industries, Inc.	42	1,157
JELD-WEN Holding, Inc.*	154	6,023
Masonite International Corp.*	68	5,008
NCI Building Systems, Inc.*	91	1,520
Patrick Industries, Inc.*	37	3,744
PGT Innovations, Inc.*	111	1,815
Ply Gem Holdings, Inc.*	51	908
Quanex Building Products Corp.	79	1,730
Simpson Manufacturing Co., Inc.	94	5,637
Trex Co., Inc.*	68	8,008
Universal Forest Products, Inc.	138	5,404
		67,572
Capital Markets - 0.2%
Actua Corp.*	70	1,085
Arlington Asset Investment Corp., Class A	53	626
Artisan Partners Asset Management, Inc., Class A	102	4,029
Associated Capital Group, Inc., Class A	11	383
B. Riley Financial, Inc.	48	864
Cannae Holdings, Inc.*	141	2,568
Cohen & Steers, Inc.	49	2,282
Cowen, Inc.*	59	879
Diamond Hill Investment Group, Inc.	7	1,477
Donnelley Financial Solutions, Inc.*	77	1,571
Evercore, Inc., Class A	90	7,816
Financial Engines, Inc.	134	3,739
GAIN Capital Holdings, Inc.	83	627
GAMCO Investors, Inc., Class A	10	293
Greenhill & Co., Inc.	63	1,279
Hamilton Lane, Inc., Class A	32	1,103

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Houlihan Lokey, Inc.	57	2,544
INTL. FCStone, Inc.*	35	1,536
Investment Technology Group, Inc.	75	1,349
Ladenburg Thalmann Financial Services, Inc.	233	804
Medley Management, Inc., Class A	12	85
Moelis & Co., Class A	71	3,401
OM Asset Management plc	172	2,821
Oppenheimer Holdings, Inc., Class A	22	593
Piper Jaffray Cos.	33	2,592
PJT Partners, Inc., Class A	41	1,744
Pzena Investment Management, Inc., Class A	39	436
Safeguard Scientifics, Inc.*	46	570
Silvercrest Asset Management Group, Inc., Class A	16	243
Stifel Financial Corp.	152	8,548
Value Line, Inc.	3	53
Virtu Financial, Inc., Class A	56	913
Virtus Investment Partners, Inc.	15	1,801
Waddell & Reed Financial, Inc., Class A	186	3,776
Westwood Holdings Group, Inc.	19	1,299
Wins Finance Holdings, Inc.*(b)	3	58
WisdomTree Investments, Inc.	264	3,036
		68,823
Chemicals - 0.3%
A Schulman, Inc.	65	2,467
Advanced Emissions Solutions, Inc.	48	432
AdvanSix, Inc.*	69	2,970
AgroFresh Solutions, Inc.*	50	304
American Vanguard Corp.	66	1,313
Balchem Corp.	72	6,283
Calgon Carbon Corp.	116	2,506
Chase Corp.	16	2,021
Codexis, Inc.*	93	642
Core Molding Technologies, Inc.	17	366
Ferro Corp.*	192	4,867
Flotek Industries, Inc.*	127	599
FutureFuel Corp.	57	856
GCP Applied Technologies, Inc.*	164	5,371
Hawkins, Inc.	22	844
HB Fuller Co.	115	6,506
Ingevity Corp.*	97	7,720
Innophos Holdings, Inc.	44	2,039
Innospec, Inc.	55	3,927
Intrepid Potash, Inc.*	217	829
KMG Chemicals, Inc.	21	1,142
Koppers Holdings, Inc.*	47	2,345
Kraton Corp.*	69	3,246
Kronos Worldwide, Inc.	52	1,451
LSB Industries, Inc.*	50	451
Minerals Technologies, Inc.	80	5,796
OMNOVA Solutions, Inc.*	99	1,059
PolyOne Corp.	186	8,595
Quaker Chemical Corp.	30	4,943
Rayonier Advanced Materials, Inc.	98	1,841
Sensient Technologies Corp.	101	7,831
Stepan Co.	46	3,823
Trecora Resources*	45	565
Tredegar Corp.	59	1,162
Trinseo SA	102	7,528
Tronox Ltd., Class A	197	4,509
Valhi, Inc.	58	392
		109,541
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	128	5,478
ACCO Brands Corp.*	247	3,248
Advanced Disposal Services, Inc.*	100	2,333
Aqua Metals, Inc.*	38	123
ARC Document Solutions, Inc.*	91	251
Brady Corp., Class A	106	4,145
Brink’s Co. (The)	105	8,489
Casella Waste Systems, Inc., Class A*	89	1,897
CECO Environmental Corp.	68	368
CompX International, Inc.	4	54
Covanta Holding Corp.	268	4,074
Deluxe Corp.	111	7,892
Ennis, Inc.	57	1,206
Essendant, Inc.	86	809
Healthcare Services Group, Inc.	163	8,465
Heritage-Crystal Clean, Inc.*	32	613
Herman Miller, Inc.	137	4,898
HNI Corp.	101	3,535
Hudson Technologies, Inc.*	84	482
InnerWorkings, Inc.*	104	1,128
Interface, Inc.	142	3,543
Kimball International, Inc., Class B	83	1,539
Knoll, Inc.	111	2,416
LSC Communications, Inc.	76	1,243
Matthews International Corp., Class A	72	4,079
McGrath RentCorp	54	2,581
Mobile Mini, Inc.	101	3,626
MSA Safety, Inc.	76	6,536
Multi-Color Corp.	31	2,372
NL Industries, Inc.*	19	292
Quad/Graphics, Inc.	72	1,621
RR Donnelley & Sons Co.	160	1,502
SP Plus Corp.*	40	1,568
Steelcase, Inc., Class A	196	2,979
Team, Inc.*	67	921
Tetra Tech, Inc.	131	6,550
UniFirst Corp.	35	5,723
US Ecology, Inc.	50	2,572
Viad Corp.	46	2,650
VSE Corp.	20	955
		114,756
Communications Equipment - 0.2%
Acacia Communications, Inc.*	42	1,625
ADTRAN, Inc.	111	2,564
Aerohive Networks, Inc.*	73	394
Applied Optoelectronics, Inc.*	42	1,834
CalAmp Corp.*	79	1,805
Calix, Inc.*	98	647
Ciena Corp.*	323	7,025
Clearfield, Inc.*	26	380
Comtech Telecommunications Corp.	53	1,149
Digi International, Inc.*	61	625
EMCORE Corp.*	62	484
Extreme Networks, Inc.*	250	3,212
Finisar Corp.*	261	5,223
Harmonic, Inc.*	181	760
Infinera Corp.*	331	2,396
InterDigital, Inc.	79	6,012

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
KVH Industries, Inc.*	36	389
Lumentum Holdings, Inc.*	139	7,513
NETGEAR, Inc.*	74	3,811
NetScout Systems, Inc.*	198	6,148
Oclaro, Inc.*	379	2,698
Plantronics, Inc.	76	3,976
Quantenna Communications, Inc.*	48	587
Ribbon Communications, Inc.*	109	847
Ubiquiti Networks, Inc.*	53	3,542
ViaSat, Inc.*	122	9,057
Viavi Solutions, Inc.*	524	4,910
		79,613
Construction & Engineering - 0.1%
Aegion Corp.*	75	2,072
Ameresco, Inc., Class A*	43	365
Argan, Inc.	33	1,947
Chicago Bridge & Iron Co. NV	231	3,770
Comfort Systems USA, Inc.	84	3,608
Dycom Industries, Inc.*	69	7,409
EMCOR Group, Inc.	135	10,904
Granite Construction, Inc.	91	6,040
Great Lakes Dredge & Dock Corp.*	130	650
HC2 Holdings, Inc.*	93	508
IES Holdings, Inc.*	20	355
KBR, Inc.	322	6,037
Layne Christensen Co.*	41	532
MasTec, Inc.*	152	6,817
MYR Group, Inc.*	37	1,316
Northwest Pipe Co.*	22	401
NV5 Global, Inc.*	18	998
Orion Group Holdings, Inc.*	62	482
Primoris Services Corp.	90	2,519
Sterling Construction Co., Inc.*	59	1,012
Tutor Perini Corp.*	86	2,167
		59,909
Construction Materials - 0.0%(a)
Forterra, Inc.*	43	423
Summit Materials, Inc., Class A*	245	7,536
United States Lime & Minerals, Inc.	5	427
US Concrete, Inc.*	35	2,830
		11,216
Consumer Finance - 0.1%
Elevate Credit, Inc.*	33	247
Encore Capital Group, Inc.*	55	2,519
Enova International, Inc.*	76	1,129
EZCORP, Inc., Class A*	114	1,374
FirstCash, Inc.	109	7,347
Green Dot Corp., Class A*	105	6,489
LendingClub Corp.*	728	3,181
Nelnet, Inc., Class A	46	2,464
PRA Group, Inc.*	105	3,654
Regional Management Corp.*	23	567
World Acceptance Corp.*	13	1,079
		30,050
Containers & Packaging - 0.0%(a)
Greif, Inc., Class A	58	3,165
Greif, Inc., Class B	13	810
Myers Industries, Inc.	53	1,132
UFP Technologies, Inc.*	15	413
		5,520
Distributors - 0.0%(a)
Core-Mark Holding Co., Inc.	104	3,449
VOXX International Corp.*	46	310
Weyco Group, Inc.	14	395
		4,154
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	142	5,886
American Public Education, Inc.*	36	967
Ascent Capital Group, Inc., Class A*	25	301
Bridgepoint Education, Inc.*	43	393
Cambium Learning Group, Inc.*	32	189
Capella Education Co.	26	2,218
Career Education Corp.*	155	2,057
Carriage Services, Inc.	35	897
Chegg, Inc.*	218	3,316
Collectors Universe, Inc.	17	491
Grand Canyon Education, Inc.*	107	10,161
Houghton Mifflin Harcourt Co.*	237	2,311
K12, Inc.*	78	1,290
Laureate Education, Inc., Class A*	81	1,104
Liberty Tax, Inc., Class A	16	191
Regis Corp.*	81	1,292
Sotheby’s*	87	4,483
Strayer Education, Inc.	24	2,381
Weight Watchers International, Inc.*	64	2,820
		42,748
Diversified Financial Services - 0.0%(a)
Marlin Business Services Corp.	20	477
NewStar Financial, Inc.	71	838
On Deck Capital, Inc.*	113	597
Tiptree, Inc.	57	382
		2,294
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	24	1,434
Cincinnati Bell, Inc.*	96	2,083
Cogent Communications Holdings, Inc.	95	4,451
Consolidated Communications Holdings, Inc.	150	2,121
Frontier Communications Corp.	180	1,530
General Communication, Inc., Class A*	61	2,435
Globalstar, Inc.*	1,060	1,675
Hawaiian Telcom Holdco, Inc.*	14	442
IDT Corp., Class B	40	625
Intelsat SA*	83	296
Iridium Communications, Inc.*	192	2,371
Ooma, Inc.*	39	431
ORBCOMM, Inc.*	154	1,657
pdvWireless, Inc.*	22	718
Straight Path Communications, Inc., Class B*	22	4,001
Vonage Holdings Corp.*	457	4,652
Windstream Holdings, Inc.	436	1,147
		32,069
Electric Utilities - 0.1%
ALLETE, Inc.	117	9,418
El Paso Electric Co.	93	5,664
Genie Energy Ltd., Class B	31	134
IDACORP, Inc.	116	11,462
MGE Energy, Inc.	80	5,280
Otter Tail Corp.	90	4,347
PNM Resources, Inc.	183	8,327
Portland General Electric Co.	205	10,176

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Spark Energy, Inc., Class A	27	337
		55,145
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	15	479
Atkore International Group, Inc.*	75	1,596
AZZ, Inc.	59	2,838
Babcock & Wilcox Enterprises, Inc.*	112	526
Encore Wire Corp.	46	2,144
Energous Corp.*	43	359
EnerSys	100	6,909
Generac Holdings, Inc.*	141	6,933
General Cable Corp.	113	2,430
LSI Industries, Inc.	55	384
Plug Power, Inc.*	511	1,211
Powell Industries, Inc.	20	561
Preformed Line Products Co.	7	584
Revolution Lighting Technologies, Inc.*	28	127
Sunrun, Inc.*	194	1,086
Thermon Group Holdings, Inc.*	74	1,721
TPI Composites, Inc.*	24	455
Vicor Corp.*	38	857
Vivint Solar, Inc.*	60	213
		31,413
Electronic Equipment, Instruments & Components - 0.3%
Akoustis Technologies, Inc.*	21	143
Anixter International, Inc.*	66	4,719
AVX Corp.	105	1,905
Badger Meter, Inc.	64	2,970
Bel Fuse, Inc., Class B	22	591
Belden, Inc.	96	8,130
Benchmark Electronics, Inc.*	114	3,477
Control4 Corp.*	56	1,861
CTS Corp.	73	1,989
Daktronics, Inc.	81	776
Electro Scientific Industries, Inc.*	73	1,747
ePlus, Inc.*	30	2,436
Fabrinet*	83	2,649
FARO Technologies, Inc.*	38	1,987
Fitbit, Inc., Class A*	400	2,744
II-VI, Inc.*	139	6,589
Insight Enterprises, Inc.*	81	3,159
Iteris, Inc.*	54	346
Itron, Inc.*	78	5,027
KEMET Corp.*	107	1,650
Kimball Electronics, Inc.*	61	1,272
Knowles Corp.*	202	3,190
Littelfuse, Inc.	52	10,551
Maxwell Technologies, Inc.*	83	461
Mesa Laboratories, Inc.	7	942
Methode Electronics, Inc.	82	3,862
MicroVision, Inc.*	177	299
MTS Systems Corp.	38	2,124
Napco Security Technologies, Inc.*	27	270
Novanta, Inc.*	73	3,511
OSI Systems, Inc.*	40	3,466
Park Electrochemical Corp.	44	840
PC Connection, Inc.	26	713
PCM, Inc.*	23	227
Plexus Corp.*	77	4,813
Radisys Corp.*	84	63
Rogers Corp.*	41	6,605
Sanmina Corp.*	171	5,814
ScanSource, Inc.*	57	2,052
SYNNEX Corp.	66	8,989
Systemax, Inc.	26	793
Tech Data Corp.*	80	7,736
TTM Technologies, Inc.*	211	3,446
VeriFone Systems, Inc.*	255	4,422
Vishay Intertechnology, Inc.	308	6,745
Vishay Precision Group, Inc.*	23	637
		138,738
Energy Equipment & Services - 0.2%
Archrock, Inc.	160	1,520
Basic Energy Services, Inc.*	40	895
Bristow Group, Inc.	74	1,077
C&J Energy Services, Inc.*	106	3,314
CARBO Ceramics, Inc.*	53	532
Diamond Offshore Drilling, Inc.*	148	2,374
Dril-Quip, Inc.*	87	4,172
Ensco plc, Class A	978	5,252
Era Group, Inc.*	45	497
Exterran Corp.*	73	2,237
Fairmount Santrol Holdings, Inc.*	355	1,711
Forum Energy Technologies, Inc.*	158	2,244
Frank’s International NV	114	710
Geospace Technologies Corp.*	30	439
Gulf Island Fabrication, Inc.	31	394
Helix Energy Solutions Group, Inc.*	322	2,141
Independence Contract Drilling, Inc.*	78	277
Keane Group, Inc.*	77	1,152
Key Energy Services, Inc.*	24	238
Mammoth Energy Services, Inc.*	18	339
Matrix Service Co.*	60	1,026
McDermott International, Inc.*	648	4,704
Natural Gas Services Group, Inc.*	28	714
NCS Multistage Holdings, Inc.*	24	403
Newpark Resources, Inc.*	193	1,708
Noble Corp. plc*	559	2,337
Oil States International, Inc.*	116	2,761
Parker Drilling Co.*	307	301
PHI, Inc. (Non-Voting)*	27	348
Pioneer Energy Services Corp.*	174	365
ProPetro Holding Corp.*	66	1,239
Ranger Energy Services, Inc.*	14	132
RigNet, Inc.*	30	483
Rowan Cos. plc, Class A*	267	3,863
SEACOR Holdings, Inc.*	37	1,770
SEACOR Marine Holdings, Inc.*	37	453
Select Energy Services, Inc., Class A*	21	346
Smart Sand, Inc.*	50	399
Solaris Oilfield Infrastructure, Inc., Class A*	24	389
Superior Energy Services, Inc.*	348	3,358
Tesco Corp.*	106	429
TETRA Technologies, Inc.*	262	1,053
Unit Corp.*	118	2,524
US Silica Holdings, Inc.	187	6,203
Willbros Group, Inc.*	100	132
		68,955
Equity Real Estate Investment Trusts (REITs) - 0.8%
Acadia Realty Trust	190	5,326
Agree Realty Corp.	63	3,115
Alexander & Baldwin, Inc.	107	3,109

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Alexander’s, Inc.	5	2,115
Altisource Residential Corp.	114	1,248
American Assets Trust, Inc.	92	3,621
Armada Hoffler Properties, Inc.	102	1,576
Ashford Hospitality Prime, Inc.	61	562
Ashford Hospitality Trust, Inc.	176	1,146
Bluerock Residential Growth REIT, Inc.	53	598
CareTrust REIT, Inc.	173	3,152
CatchMark Timber Trust, Inc., Class A	89	1,174
CBL & Associates Properties, Inc.	386	2,173
Cedar Realty Trust, Inc.	189	1,128
Chatham Lodging Trust	88	1,997
Chesapeake Lodging Trust	135	3,893
City Office REIT, Inc.	68	900
Clipper Realty, Inc.	34	343
Community Healthcare Trust, Inc.	39	1,063
CorEnergy Infrastructure Trust, Inc.	27	963
Cousins Properties, Inc.	957	8,584
DiamondRock Hospitality Co.	458	5,125
Easterly Government Properties, Inc.	85	1,801
EastGroup Properties, Inc.	77	7,244
Education Realty Trust, Inc.	168	6,144
Farmland Partners, Inc.	74	662
First Industrial Realty Trust, Inc.	272	8,854
Four Corners Property Trust, Inc.	141	3,680
Franklin Street Properties Corp.	239	2,603
GEO Group, Inc. (The)	280	7,431
Getty Realty Corp.	71	2,021
Gladstone Commercial Corp.	62	1,416
Global Medical REIT, Inc.	42	401
Global Net Lease, Inc.	153	3,309
Government Properties Income Trust	216	4,028
Gramercy Property Trust	346	9,868
Healthcare Realty Trust, Inc.	281	9,208
Hersha Hospitality Trust	89	1,562
Independence Realty Trust, Inc.	159	1,642
InfraREIT, Inc.	97	2,049
Investors Real Estate Trust	276	1,673
iStar, Inc.*	159	1,829
Jernigan Capital, Inc.	30	620
Kite Realty Group Trust	189	3,634
LaSalle Hotel Properties	260	7,394
Lexington Realty Trust	496	5,188
LTC Properties, Inc.	90	4,126
Mack-Cali Realty Corp.	207	4,581
MedEquities Realty Trust, Inc.	66	740
Monmouth Real Estate Investment Corp.	159	2,840
National Health Investors, Inc.	91	7,098
National Storage Affiliates Trust	101	2,691
New Senior Investment Group, Inc.	188	1,542
NexPoint Residential Trust, Inc.	39	1,097
NorthStar Realty Europe Corp.	125	1,814
One Liberty Properties, Inc.	33	882
Pebblebrook Hotel Trust	158	6,078
Pennsylvania REIT	157	1,741
Physicians Realty Trust	412	7,362
Potlatch Corp.	93	4,799
Preferred Apartment Communities, Inc., Class A	74	1,573
PS Business Parks, Inc.	45	5,965
QTS Realty Trust, Inc., Class A	109	6,067
Quality Care Properties, Inc.*	216	3,173
RAIT Financial Trust	210	71
Ramco-Gershenson Properties Trust	180	2,594
Retail Opportunity Investments Corp.	248	4,853
Rexford Industrial Realty, Inc.	161	5,051
RLJ Lodging Trust	388	8,412
Ryman Hospitality Properties, Inc.	101	7,017
Sabra Health Care REIT, Inc.	400	7,696
Safety Income and Growth, Inc.	24	439
Saul Centers, Inc.	25	1,614
Select Income REIT	145	3,638
Seritage Growth Properties, Class A	57	2,320
STAG Industrial, Inc.	213	6,028
Summit Hotel Properties, Inc.	237	3,581
Sunstone Hotel Investors, Inc.	516	8,622
Terreno Realty Corp.	117	4,399
Tier REIT, Inc.	109	2,183
UMH Properties, Inc.	69	1,062
Universal Health Realty Income Trust	29	2,171
Urban Edge Properties	224	5,723
Urstadt Biddle Properties, Inc., Class A	68	1,613
Washington Prime Group, Inc.	427	3,036
Washington REIT	177	5,721
Whitestone REIT	85	1,255
Xenia Hotels & Resorts, Inc.	246	5,410
		305,850
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	62	2,002
Chefs’ Warehouse, Inc. (The)*	45	911
Ingles Markets, Inc., Class A	32	888
Natural Grocers by Vitamin Cottage, Inc.*	21	165
Performance Food Group Co.*	195	5,782
PriceSmart, Inc.	51	4,360
Smart & Final Stores, Inc.*	52	476
SpartanNash Co.	86	2,180
SUPERVALU, Inc.*	88	1,609
United Natural Foods, Inc.*	116	5,570
Village Super Market, Inc., Class A	18	462
Weis Markets, Inc.	22	906
		25,311
Food Products - 0.2%
Alico, Inc.	7	224
Amplify Snack Brands, Inc.*	76	441
B&G Foods, Inc.	150	5,805
Bob Evans Farms, Inc.	45	3,512
Calavo Growers, Inc.	37	2,827
Cal-Maine Foods, Inc.*	71	3,532
Darling Ingredients, Inc.*	376	6,749
Dean Foods Co.	208	2,321
Farmer Brothers Co.*	20	684
Fresh Del Monte Produce, Inc.	74	3,604
Freshpet, Inc.*	56	1,064
Hostess Brands, Inc.*	183	2,573
J&J Snack Foods Corp.	34	5,138
John B Sanfilippo & Son, Inc.	20	1,208
Lancaster Colony Corp.	43	5,731
Landec Corp.*	61	762

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Lifeway Foods, Inc.*	11	112
Limoneira Co.	28	710
Omega Protein Corp.	50	1,097
Sanderson Farms, Inc.	46	7,806
Seneca Foods Corp., Class A*	16	550
Snyder’s-Lance, Inc.	197	7,620
Tootsie Roll Industries, Inc.	39	1,459
		65,529
Gas Utilities - 0.2%
Chesapeake Utilities Corp.	36	3,080
New Jersey Resources Corp.	197	8,786
Northwest Natural Gas Co.	65	4,495
ONE Gas, Inc.	119	9,431
RGC Resources, Inc.	15	399
South Jersey Industries, Inc.	183	6,196
Southwest Gas Holdings, Inc.	109	9,368
Spire, Inc.	108	8,883
WGL Holdings, Inc.	117	9,891
		60,529
Health Care Equipment & Supplies - 0.5%
Abaxis, Inc.	50	2,437
Accuray, Inc.*	186	958
Analogic Corp.	29	2,401
AngioDynamics, Inc.*	84	1,443
Anika Therapeutics, Inc.*	33	1,819
Antares Pharma, Inc.*	329	609
AtriCure, Inc.*	73	1,350
Atrion Corp.	3	2,024
AxoGen, Inc.*	62	1,655
Cantel Medical Corp.	83	8,838
Cardiovascular Systems, Inc.*	73	1,829
Cerus Corp.*	236	932
ConforMIS, Inc.*	92	293
CONMED Corp.	63	3,370
Corindus Vascular Robotics, Inc.*	233	301
CryoLife, Inc.*	73	1,486
Cutera, Inc.*	30	1,231
Endologix, Inc.*	188	1,032
Entellus Medical, Inc.*	28	477
Exactech, Inc.*	24	1,007
FONAR Corp.*	14	348
GenMark Diagnostics, Inc.*	117	521
Glaukos Corp.*	66	1,767
Globus Medical, Inc., Class A*	161	6,120
Haemonetics Corp.*	120	6,936
Halyard Health, Inc.*	107	5,194
Heska Corp.*	15	1,287
ICU Medical, Inc.*	34	7,256
Inogen, Inc.*	39	5,021
Insulet Corp.*	133	9,540
Integer Holdings Corp.*	71	3,440
Integra LifeSciences Holdings Corp.*	146	7,099
Invacare Corp.	73	1,281
iRhythm Technologies, Inc.*	32	1,776
K2M Group Holdings, Inc.*	94	1,848
Lantheus Holdings, Inc.*	70	1,568
LeMaitre Vascular, Inc.	34	1,120
LivaNova plc*	111	9,677
Masimo Corp.*	103	9,151
Meridian Bioscience, Inc.	95	1,430
Merit Medical Systems, Inc.*	111	4,823
Natus Medical, Inc.*	74	2,964
Neogen Corp.*	85	7,131
Nevro Corp.*	63	4,714
Novocure Ltd.*	132	2,541
NuVasive, Inc.*	116	6,692
NxStage Medical, Inc.*	149	3,828
Obalon Therapeutics, Inc.*	20	165
OraSure Technologies, Inc.*	129	2,135
Orthofix International NV*	39	2,115
Oxford Immunotec Global plc*	52	774
Penumbra, Inc.*	67	7,055
Pulse Biosciences, Inc.*	21	453
Quidel Corp.*	63	2,393
Quotient Ltd.*	61	296
Rockwell Medical, Inc.*	110	674
RTI Surgical, Inc.*	125	600
Sientra, Inc.*	33	470
STAAR Surgical Co.*	94	1,631
Surmodics, Inc.*	30	993
Tactile Systems Technology, Inc.*	21	626
Utah Medical Products, Inc.	8	653
Varex Imaging Corp.*	86	3,188
ViewRay, Inc.*	70	674
Viveve Medical, Inc.*	34	170
Wright Medical Group NV*	239	5,810
		181,440
Health Care Providers & Services - 0.2%
AAC Holdings, Inc.*	26	237
Aceto Corp.	67	711
Addus HomeCare Corp.*	17	566
Almost Family, Inc.*	29	1,723
Amedisys, Inc.*	65	3,510
American Renal Associates Holdings, Inc.*	22	319
AMN Healthcare Services, Inc.*	108	5,422
BioScrip, Inc.*	266	697
BioTelemetry, Inc.*	64	1,856
Capital Senior Living Corp.*	56	911
Chemed Corp.	36	8,854
Civitas Solutions, Inc.*	37	720
Community Health Systems, Inc.*	218	992
CorVel Corp.*	21	1,160
Cross Country Healthcare, Inc.*	81	1,107
Diplomat Pharmacy, Inc.*	109	1,951
Ensign Group, Inc. (The)	110	2,670
Genesis Healthcare, Inc.*	85	59
HealthEquity, Inc.*	114	5,913
HealthSouth Corp.	225	11,239
Kindred Healthcare, Inc.	192	1,411
LHC Group, Inc.*	36	2,368
Magellan Health, Inc.*	54	4,563
Molina Healthcare, Inc.*	101	7,902
National HealthCare Corp.	26	1,725
National Research Corp., Class A	22	747
Owens & Minor, Inc.	139	2,660
PetIQ, Inc.*	17	377
PharMerica Corp.*	68	1,989
Providence Service Corp. (The)*	26	1,574
R1 RCM, Inc.*	229	888
RadNet, Inc.*	85	892
Select Medical Holdings Corp.*	246	4,342
Surgery Partners, Inc.*	43	404
Teladoc, Inc.*	123	4,563
Tenet Healthcare Corp.*	186	2,623
Tivity Health, Inc.*	84	3,091
Triple-S Management Corp., Class B*	53	1,506

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
US Physical Therapy, Inc.	28	2,045
		96,287
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	416	5,949
Castlight Health, Inc., Class B*	146	569
Computer Programs & Systems, Inc.	26	788
Cotiviti Holdings, Inc.*	84	2,745
Evolent Health, Inc., Class A*	120	1,542
HealthStream, Inc.*	59	1,403
HMS Holdings Corp.*	192	3,174
Inovalon Holdings, Inc., Class A*	143	2,274
Medidata Solutions, Inc.*	129	8,597
NantHealth, Inc.*	41	132
Omnicell, Inc.*	84	4,402
Quality Systems, Inc.*	121	1,746
Simulations Plus, Inc.	25	389
Tabula Rasa HealthCare, Inc.*	21	728
Vocera Communications, Inc.*	64	1,875
		36,313
Hotels, Restaurants & Leisure - 0.4%
Belmond Ltd., Class A*	205	2,542
Biglari Holdings, Inc.*	2	686
BJ’s Restaurants, Inc.	48	1,716
Bloomin’ Brands, Inc.	212	4,552
Bojangles’, Inc.*	40	538
Boyd Gaming Corp.	190	6,059
Brinker International, Inc.	113	4,150
Buffalo Wild Wings, Inc.*	35	5,458
Caesars Entertainment Corp.*	312	4,134
Carrols Restaurant Group, Inc.*	79	1,047
Century Casinos, Inc.*	48	434
Cheesecake Factory, Inc. (The)	103	5,051
Churchill Downs, Inc.	31	7,285
Chuy’s Holdings, Inc.*	38	946
Cracker Barrel Old Country Store, Inc.	44	6,879
Dave & Buster’s Entertainment, Inc.*	95	5,038
Del Frisco’s Restaurant Group, Inc.*	48	698
Del Taco Restaurants, Inc.*	75	921
Denny’s Corp.*	151	2,046
DineEquity, Inc.	39	1,789
Drive Shack, Inc.	142	878
El Pollo Loco Holdings, Inc.*	47	496
Eldorado Resorts, Inc.*	105	3,213
Empire Resorts, Inc.*	8	210
Fiesta Restaurant Group, Inc.*	59	1,115
Fogo De Chao, Inc.*	22	256
Golden Entertainment, Inc.*	24	824
Habit Restaurants, Inc. (The), Class A*	46	430
ILG, Inc.	243	6,826
Inspired Entertainment, Inc.*	9	83
International Speedway Corp., Class A	56	2,310
J Alexander’s Holdings, Inc.*	29	294
Jack in the Box, Inc.	67	6,935
La Quinta Holdings, Inc.*	187	3,330
Lindblad Expeditions Holdings, Inc.*	46	472
Marcus Corp. (The)	43	1,208
Marriott Vacations Worldwide Corp.	50	6,713
Monarch Casino & Resort, Inc.*	25	1,173
Nathan’s Famous, Inc.*	7	664
Noodles & Co.*	27	136
Papa John’s International, Inc.	62	3,625
Penn National Gaming, Inc.*	194	5,579
Pinnacle Entertainment, Inc.*	121	3,712
Planet Fitness, Inc., Class A*	198	6,409
Potbelly Corp.*	52	668
RCI Hospitality Holdings, Inc.	21	692
Red Lion Hotels Corp.*	38	344
Red Robin Gourmet Burgers, Inc.*	29	1,520
Red Rock Resorts, Inc., Class A	155	4,782
Ruby Tuesday, Inc.*	135	323
Ruth’s Hospitality Group, Inc.	68	1,459
Scientific Games Corp., Class A*	122	6,423
SeaWorld Entertainment, Inc.*	157	1,845
Shake Shack, Inc., Class A*	50	2,055
Sonic Corp.	93	2,373
Speedway Motorsports, Inc.	27	521
Texas Roadhouse, Inc.	153	7,814
Wingstop, Inc.	66	2,587
Zoe’s Kitchen, Inc.*	44	703
		152,969
Household Durables - 0.2%
AV Homes, Inc.*	28	514
Bassett Furniture Industries, Inc.	23	883
Beazer Homes USA, Inc.*	72	1,524
Cavco Industries, Inc.*	20	3,063
Century Communities, Inc.*	44	1,379
CSS Industries, Inc.	20	545
Ethan Allen Interiors, Inc.	57	1,676
Flexsteel Industries, Inc.	17	884
GoPro, Inc., Class A*	245	2,092
Green Brick Partners, Inc.*	53	639
Hamilton Beach Brands Holding Co., Class A	19	543
Helen of Troy Ltd.*	62	5,543
Hooker Furniture Corp.	26	1,300
Hovnanian Enterprises, Inc., Class A*	283	807
Installed Building Products, Inc.*	49	3,775
iRobot Corp.*	61	4,186
KB Home	192	6,021
La-Z-Boy, Inc.	110	3,619
LGI Homes, Inc.*	40	2,808
Libbey, Inc.	50	339
Lifetime Brands, Inc.	22	398
M/I Homes, Inc.*	55	1,992
MDC Holdings, Inc.	95	3,403
Meritage Homes Corp.*	88	4,836
New Home Co., Inc. (The)*	28	323
PICO Holdings, Inc.*	51	668
Taylor Morrison Home Corp., Class A*	163	3,938
TopBuild Corp.*	84	5,711
TRI Pointe Group, Inc.*	343	6,215
Universal Electronics, Inc.*	32	1,699
William Lyon Homes, Class A*	55	1,641
ZAGG, Inc.*	62	1,268
		74,232
Household Products - 0.0%(a)
Central Garden & Pet Co.*	24	951

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Central Garden & Pet Co., Class A*	81	3,124
HRG Group, Inc.*	272	4,719
Oil-Dri Corp. of America	11	496
Orchids Paper Products Co.	21	286
WD-40 Co.	32	3,821
		13,397
Independent Power and Renewable Electricity Producers - 0.0%(a)
Atlantic Power Corp.*	262	668
Dynegy, Inc.*	253	3,069
NRG Yield, Inc., Class A	80	1,505
NRG Yield, Inc., Class C	146	2,781
Ormat Technologies, Inc.	91	5,965
Pattern Energy Group, Inc.	161	3,629
TerraForm Global, Inc., Class A*	204	959
TerraForm Power, Inc., Class A	104	1,256
		19,832
Industrial Conglomerates - 0.0%(a)
Raven Industries, Inc.	83	3,171

Insurance - 0.3%
Ambac Financial Group, Inc.*	104	1,566
American Equity Investment Life Holding Co.	198	6,283
AMERISAFE, Inc.	44	2,889
AmTrust Financial Services, Inc.	195	1,880
Argo Group International Holdings Ltd.	66	4,043
Atlas Financial Holdings, Inc.*	24	480
Baldwin & Lyons, Inc., Class B	21	512
Blue Capital Reinsurance Holdings Ltd.	13	159
Citizens, Inc.*	107	920
CNO Financial Group, Inc.	386	9,731
Crawford & Co., Class B	27	271
Donegal Group, Inc., Class A	20	354
eHealth, Inc.*	36	826
EMC Insurance Group, Inc.	20	620
Employers Holdings, Inc.	73	3,577
Enstar Group Ltd.*	26	5,763
FBL Financial Group, Inc., Class A	23	1,734
Federated National Holding Co.	27	365
Genworth Financial, Inc., Class A*	1,150	3,899
Global Indemnity Ltd.*	19	823
Greenlight Capital Re Ltd., Class A*	69	1,528
Hallmark Financial Services, Inc.*	31	346
HCI Group, Inc.	18	541
Health Insurance Innovations, Inc., Class A*	27	630
Heritage Insurance Holdings, Inc.	59	1,061
Horace Mann Educators Corp.	94	4,390
Independence Holding Co.	14	416
Infinity Property & Casualty Corp.	25	2,695
Investors Title Co.	3	603
James River Group Holdings Ltd.	51	2,064
Kemper Corp.	91	6,279
Kingstone Cos., Inc.	21	408
Kinsale Capital Group, Inc.	33	1,471
Maiden Holdings Ltd.	164	1,066
MBIA, Inc.*	287	2,417
National General Holdings Corp.	112	2,367
National Western Life Group, Inc., Class A	5	1,767
Navigators Group, Inc. (The)	47	2,421
NI Holdings, Inc.*	24	421
Primerica, Inc.	104	10,816
RLI Corp.	88	5,256
Safety Insurance Group, Inc.	33	2,718
Selective Insurance Group, Inc.	132	8,078
State Auto Financial Corp.	36	1,005
Stewart Information Services Corp.	48	1,936
Third Point Reinsurance Ltd.*	210	3,560
Trupanion, Inc.*	51	1,519
United Fire Group, Inc.	49	2,355
United Insurance Holdings Corp.	47	784
Universal Insurance Holdings, Inc.	73	1,927
WMIH Corp.*	443	371
		119,911
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	60	615
Duluth Holdings, Inc., Class B*	22	418
FTD Cos., Inc.*	39	263
Gaia, Inc.*	20	255
Groupon, Inc.*	777	4,382
HSN, Inc.	74	3,008
Lands’ End, Inc.*	30	366
Liberty TripAdvisor Holdings, Inc., Class A*	166	1,552
Nutrisystem, Inc.	68	3,451
Overstock.com, Inc.*	38	1,790
PetMed Express, Inc.	45	1,771
Shutterfly, Inc.*	77	3,402
		21,273
Internet Software & Services - 0.4%
2U, Inc.*	100	6,410
Alarm.com Holdings, Inc.*	46	1,886
Alteryx, Inc., Class A*	20	499
Amber Road, Inc.*	46	338
Appfolio, Inc., Class A*	18	777
Apptio, Inc., Class A*	51	1,138
Bazaarvoice, Inc.*	191	1,041
Benefitfocus, Inc.*	36	976
Blucora, Inc.*	99	2,034
Box, Inc., Class A*	185	3,891
Brightcove, Inc.*	78	577
Carbonite, Inc.*	57	1,371
Care.com, Inc.*	31	588
Cars.com, Inc.*	165	4,000
ChannelAdvisor Corp.*	58	499
Cimpress NV*	57	6,943
Cloudera, Inc.*	33	522
CommerceHub, Inc., Series C*	66	1,416
CommerceHub, Inc., Series A*	31	709
Cornerstone OnDemand, Inc.*	119	4,399
Coupa Software, Inc.*	71	2,515
DHI Group, Inc.*	111	205
Endurance International Group Holdings, Inc.*	133	1,244
Envestnet, Inc.*	99	4,866
Etsy, Inc.*	265	4,362
Five9, Inc.*	119	2,917
Gogo, Inc.*	130	1,431
GrubHub, Inc.*	197	13,309
GTT Communications, Inc.*	71	2,872
Hortonworks, Inc.*	115	2,186
Instructure, Inc.*	49	1,703
Internap Corp.*	45	801
j2 Global, Inc.	106	7,999

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Leaf Group Ltd.*	27	223
Limelight Networks, Inc.*	172	836
Liquidity Services, Inc.*	59	339
LivePerson, Inc.*	124	1,376
Meet Group, Inc. (The)*	153	389
MINDBODY, Inc., Class A*	97	3,162
MuleSoft, Inc., Class A*	56	1,285
New Relic, Inc.*	69	3,883
NIC, Inc.	147	2,440
Nutanix, Inc., Class A*	130	4,264
Okta, Inc.*	31	905
Ominto, Inc.*	31	142
Q2 Holdings, Inc.*	72	3,013
QuinStreet, Inc.*	84	898
Quotient Technology, Inc.*	169	2,011
Reis, Inc.	21	456
Shutterstock, Inc.*	42	1,785
SPS Commerce, Inc.*	39	1,968
Stamps.com, Inc.*	36	6,062
TechTarget, Inc.*	45	630
Tintri, Inc.*	22	117
Trade Desk, Inc. (The), Class A*	54	2,654
TrueCar, Inc.*	159	1,938
Tucows, Inc., Class A*	21	1,331
Twilio, Inc., Class A*	142	3,786
Veritone, Inc.*	6	144
Web.com Group, Inc.*	88	2,024
XO Group, Inc.*	56	1,082
Yelp, Inc.*	178	7,930
Yext, Inc.*	29	415
		143,912
IT Services - 0.2%
Acxiom Corp.*	181	4,932
Blackhawk Network Holdings, Inc.*	125	4,594
CACI International, Inc., Class A*	56	7,389
Cardtronics plc, Class A*	104	1,948
Cass Information Systems, Inc.	25	1,703
Convergys Corp.	215	5,306
CSG Systems International, Inc.	76	3,488
EPAM Systems, Inc.*	112	11,361
Everi Holdings, Inc.*	146	1,190
EVERTEC, Inc.	138	1,918
ExlService Holdings, Inc.*	75	4,604
Hackett Group, Inc. (The)	55	898
Information Services Group, Inc.*	74	334
ManTech International Corp., Class A	59	3,008
MAXIMUS, Inc.	147	10,155
MoneyGram International, Inc.*	67	954
Perficient, Inc.*	79	1,529
Planet Payment, Inc.*	97	437
Presidio, Inc.*	43	664
Science Applications International Corp.	100	7,420
ServiceSource International, Inc.*	173	497
StarTek, Inc.*	23	225
Sykes Enterprises, Inc.*	90	2,864
Syntel, Inc.*	76	1,946
TeleTech Holdings, Inc.	32	1,296
Travelport Worldwide Ltd.	284	3,803
Unisys Corp.*	115	891
Virtusa Corp.*	62	2,874
		88,228
Leisure Products - 0.0%(a)
Acushnet Holdings Corp.	53	1,053
American Outdoor Brands Corp.*	123	1,726
Callaway Golf Co.	214	3,105
Clarus Corp.*	47	362
Escalade, Inc.	24	326
Johnson Outdoors, Inc., Class A	11	805
Malibu Boats, Inc., Class A*	47	1,469
Marine Products Corp.	18	271
MCBC Holdings, Inc.*	42	991
Nautilus, Inc.*	69	904
Sturm Ruger & Co., Inc.	39	2,135
Vista Outdoor, Inc.*	131	1,888
		15,035
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc.*	60	1,773
Cambrex Corp.*	74	3,615
Enzo Biochem, Inc.*	94	922
Fluidigm Corp.*	67	399
INC Research Holdings, Inc., Class A*	125	4,787
Luminex Corp.	93	1,986
Medpace Holdings, Inc.*	16	533
NanoString Technologies, Inc.*	47	360
NeoGenomics, Inc.*	128	1,183
Pacific Biosciences of California, Inc.*	237	756
PRA Health Sciences, Inc.*	112	9,225
		25,539
Machinery - 0.5%
Actuant Corp., Class A	136	3,590
Alamo Group, Inc.	22	2,595
Albany International Corp., Class A	66	4,270
Altra Industrial Motion Corp.	66	3,208
American Railcar Industries, Inc.	17	689
Astec Industries, Inc.	49	2,713
Barnes Group, Inc.	115	7,621
Blue Bird Corp.*	17	331
Briggs & Stratton Corp.	95	2,366
Chart Industries, Inc.*	70	3,408
CIRCOR International, Inc.	38	1,841
Columbus McKinnon Corp.	50	1,997
Commercial Vehicle Group, Inc.*	58	646
DMC Global, Inc.	32	645
Douglas Dynamics, Inc.	51	2,078
Eastern Co. (The)	13	374
Energy Recovery, Inc.*	83	932
EnPro Industries, Inc.	48	4,146
ESCO Technologies, Inc.	58	3,790
ExOne Co. (The)*	25	305
Federal Signal Corp.	135	2,903
Franklin Electric Co., Inc.	106	4,908
FreightCar America, Inc.	28	470
Gencor Industries, Inc.*	19	342
Global Brass & Copper Holdings, Inc.	50	1,730
Gorman-Rupp Co. (The)	40	1,317
Graham Corp.	22	436
Greenbrier Cos., Inc. (The)	63	3,150
Hardinge, Inc.	26	444
Harsco Corp.*	184	3,321
Hillenbrand, Inc.	145	6,605
Hurco Cos., Inc.	14	624

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	24	2,036
John Bean Technologies Corp.	72	8,622
Kadant, Inc.	25	2,557
Kennametal, Inc.	184	8,578
LB Foster Co., Class A*	19	439
Lindsay Corp.	24	2,252
Lydall, Inc.*	38	2,092
Manitowoc Co., Inc. (The)*	73	2,933
Meritor, Inc.*	192	4,796
Milacron Holdings Corp.*	124	2,186
Miller Industries, Inc.	25	697
Mueller Industries, Inc.	130	4,732
Mueller Water Products, Inc., Class A	353	4,409
Navistar International Corp.*	114	4,641
NN, Inc.	62	1,733
Omega Flex, Inc.	7	452
Proto Labs, Inc.*	57	5,483
RBC Bearings, Inc.*	53	7,073
REV Group, Inc.	52	1,420
Rexnord Corp.*	238	5,931
Spartan Motors, Inc.	78	1,244
SPX Corp.*	97	3,093
SPX FLOW, Inc.*	95	4,253
Standex International Corp.	29	3,103
Sun Hydraulics Corp.	54	3,276
Tennant Co.	40	2,632
Titan International, Inc.	114	1,365
TriMas Corp.*	104	2,694
Twin Disc, Inc.*	20	562
Wabash National Corp.	134	2,700
Watts Water Technologies, Inc., Class A	64	4,762
Woodward, Inc.	122	9,437
		185,978
Marine - 0.0%(a)
Costamare, Inc.	115	661
Eagle Bulk Shipping, Inc.*	88	384
Genco Shipping & Trading Ltd.*	18	205
Matson, Inc.	98	2,859
Navios Maritime Holdings, Inc.*	205	283
Safe Bulkers, Inc.*	113	358
Scorpio Bulkers, Inc.	134	965
		5,715
Media - 0.2%
AMC Entertainment Holdings, Inc., Class A	126	1,795
Beasley Broadcast Group, Inc., Class A	11	125
Central European Media Enterprises Ltd., Class A*	189	936
Clear Channel Outdoor Holdings, Inc., Class A	82	385
Daily Journal Corp.*	3	707
Emerald Expositions Events, Inc.	36	805
Entercom Communications Corp., Class A	290	3,364
Entravision Communications Corp., Class A	151	1,065
Eros International plc*	57	718
EW Scripps Co. (The), Class A*	132	1,989
Gannett Co., Inc.	261	2,991
Global Eagle Entertainment, Inc.*	117	319
Gray Television, Inc.*	146	2,102
Hemisphere Media Group, Inc.*	36	403
IMAX Corp.*	128	3,251
Liberty Media Corp.-Liberty Braves, Class C*	78	1,766
Liberty Media Corp-Liberty Braves, Class A*	23	520
Loral Space & Communications, Inc.*	29	1,354
MDC Partners, Inc., Class A*	127	1,473
Meredith Corp.	91	6,202
MSG Networks, Inc., Class A*	137	2,445
National CineMedia, Inc.	142	888
New Media Investment Group, Inc.	117	2,031
New York Times Co. (The), Class A	287	5,396
Nexstar Media Group, Inc., Class A	104	7,062
Reading International, Inc., Class A*	39	623
Saga Communications, Inc., Class A	9	406
Salem Media Group, Inc.	27	130
Scholastic Corp.	65	2,673
Sinclair Broadcast Group, Inc., Class A	165	5,618
Time, Inc.	229	4,259
Townsquare Media, Inc., Class A*	20	159
tronc, Inc.*	45	797
WideOpenWest, Inc.*	48	480
World Wrestling Entertainment, Inc., Class A	89	2,536
		67,773
Metals & Mining - 0.1%
AK Steel Holding Corp.*	722	3,516
Allegheny Technologies, Inc.*	287	6,535
Ampco-Pittsburgh Corp.	20	286
Carpenter Technology Corp.	106	5,240
Century Aluminum Co.*	114	1,511
Cleveland-Cliffs, Inc.*	682	4,542
Coeur Mining, Inc.*	414	3,155
Commercial Metals Co.	264	5,238
Compass Minerals International, Inc.	78	5,440
Gold Resource Corp.	120	478
Haynes International, Inc.	28	897
Hecla Mining Co.	902	3,373
Kaiser Aluminum Corp.	38	3,681
Klondex Mines Ltd.*	402	977
Materion Corp.	46	2,249
Olympic Steel, Inc.	21	418
Ramaco Resources, Inc.*	14	66
Ryerson Holding Corp.*	37	342
Schnitzer Steel Industries, Inc., Class A	61	1,781
SunCoke Energy, Inc.*	147	1,674
TimkenSteel Corp.*	91	1,374
Warrior Met Coal, Inc.	39	867
Worthington Industries, Inc.	103	4,285
		57,925
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	63	1,193
Anworth Mortgage Asset Corp.	217	1,219

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Apollo Commercial Real Estate Finance, Inc.	242	4,513
Ares Commercial Real Estate Corp.	61	822
ARMOUR Residential REIT, Inc.	94	2,377
Capstead Mortgage Corp.	218	1,977
Cherry Hill Mortgage Investment Corp.	27	492
CYS Investments, Inc.	347	2,807
Dynex Capital, Inc.	106	759
Ellington Residential Mortgage REIT	21	270
Granite Point Mortgage Trust, Inc.	23	413
Great Ajax Corp.	36	515
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	113	2,686
Invesco Mortgage Capital, Inc.	257	4,539
KKR Real Estate Finance Trust, Inc.	24	492
Ladder Capital Corp.	175	2,389
MTGE Investment Corp.	105	1,948
New York Mortgage Trust, Inc.	255	1,632
Orchid Island Capital, Inc.	99	938
Owens Realty Mortgage, Inc.	23	373
PennyMac Mortgage Investment Trust	151	2,365
Redwood Trust, Inc.	175	2,628
Resource Capital Corp.	69	689
Sutherland Asset Management Corp.	40	632
TPG RE Finance Trust, Inc.	25	480
Western Asset Mortgage Capital Corp.	93	933
		40,081
Multiline Retail - 0.0%(a)
Big Lots, Inc.	102	6,028
Dillard’s, Inc., Class A	32	1,923
Fred’s, Inc., Class A	82	422
JC Penney Co., Inc.*	710	2,350
Ollie’s Bargain Outlet Holdings, Inc.*	109	5,172
Sears Holdings Corp.*	27	110
		16,005
Multi-Utilities - 0.1%
Avista Corp.	147	7,635
Black Hills Corp.	122	7,138
NorthWestern Corp.	111	7,133
Unitil Corp.	32	1,672
		23,578
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp.*	347	718
Adams Resources & Energy, Inc.	5	237
Approach Resources, Inc.*	98	245
Arch Coal, Inc., Class A	49	4,045
Ardmore Shipping Corp.*	64	509
Bill Barrett Corp.*	173	1,012
Bonanza Creek Energy, Inc.*	46	1,277
California Resources Corp.*	98	1,542
Callon Petroleum Co.*	461	5,089
Carrizo Oil & Gas, Inc.*	177	3,421
Clean Energy Fuels Corp.*	312	702
Cloud Peak Energy, Inc.*	169	700
Contango Oil & Gas Co.*	54	132
CVR Energy, Inc.	36	1,175
Delek US Energy, Inc.	178	5,913
Denbury Resources, Inc.*	910	1,593
DHT Holdings, Inc.	195	755
Dorian LPG Ltd.*	43	310
Earthstone Energy, Inc., Class A*	44	411
Eclipse Resources Corp.*	200	496
Energy XXI Gulf Coast, Inc.*	68	341
EP Energy Corp., Class A*	88	158
Evolution Petroleum Corp.	58	406
Frontline Ltd.	176	924
GasLog Ltd.	93	1,674
Gastar Exploration, Inc.*	399	419
Gener8 Maritime, Inc.*	108	491
Golar LNG Ltd.	220	5,436
Green Plains, Inc.	90	1,517
Halcon Resources Corp.*	296	2,099
Hallador Energy Co.	37	243
International Seaways, Inc.*	67	1,138
Isramco, Inc.*	2	238
Jagged Peak Energy, Inc.*	131	1,989
Jones Energy, Inc., Class A*	116	116
Lilis Energy, Inc.*	98	485
Matador Resources Co.*	205	5,863
Midstates Petroleum Co., Inc.*	26	432
NACCO Industries, Inc., Class A	9	394
Navios Maritime Acquisition Corp.	189	253
Nordic American Tankers Ltd.	229	914
Oasis Petroleum, Inc.*	538	5,504
Overseas Shipholding Group, Inc., Class A*	104	304
Pacific Ethanol, Inc.*	99	445
Panhandle Oil and Gas, Inc., Class A	36	799
Par Pacific Holdings, Inc.*	73	1,515
PDC Energy, Inc.*	151	6,938
Peabody Energy Corp.*	142	4,730
Penn Virginia Corp.*	33	1,132
Renewable Energy Group, Inc.*	87	987
Resolute Energy Corp.*	50	1,496
REX American Resources Corp.*	13	1,190
Ring Energy, Inc.*	114	1,617
Rosehill Resources, Inc.*	6	54
Sanchez Energy Corp.*	162	839
SandRidge Energy, Inc.*	80	1,489
Scorpio Tankers, Inc.	485	1,504
SemGroup Corp., Class A	152	3,648
Ship Finance International Ltd.	137	2,124
SilverBow Resources, Inc.*	16	362
SRC Energy, Inc.*	539	4,722
Stone Energy Corp.*	45	1,140
Teekay Corp.	124	1,033
Teekay Tankers Ltd., Class A	465	739
Tellurian, Inc.*	132	1,666
Ultra Petroleum Corp.*	446	4,277
Uranium Energy Corp.*	312	415
W&T Offshore, Inc.*	215	675
Westmoreland Coal Co.*	42	48
WildHorse Resource Development Corp.*	49	809
		108,013
Paper & Forest Products - 0.1%
Boise Cascade Co.	89	3,427
Clearwater Paper Corp.*	37	1,756
Deltic Timber Corp.	25	2,307
KapStone Paper and Packaging Corp.	199	4,424

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Louisiana-Pacific Corp.*	333	9,194
Neenah Paper, Inc.	38	3,397
PH Glatfelter Co.	99	2,058
Schweitzer-Mauduit International, Inc.	70	3,169
Verso Corp., Class A*	79	903
		30,635
Personal Products - 0.0%(a)
elf Beauty, Inc.*	47	1,042
Inter Parfums, Inc.	40	1,772
Medifast, Inc.	24	1,645
Natural Health Trends Corp.	17	305
Nature’s Sunshine Products, Inc.	25	321
Revlon, Inc., Class A*	27	591
USANA Health Sciences, Inc.*	27	1,936
		7,612
Pharmaceuticals - 0.3%
Aclaris Therapeutics, Inc.*	52	1,233
Aerie Pharmaceuticals, Inc.*	75	4,819
Akcea Therapeutics, Inc.*	34	649
Amphastar Pharmaceuticals, Inc.*	83	1,626
ANI Pharmaceuticals, Inc.*	18	1,280
Aratana Therapeutics, Inc.*	93	544
Assembly Biosciences, Inc.*	32	1,597
Catalent, Inc.*	288	11,460
Clearside Biomedical, Inc.*	47	335
Collegium Pharmaceutical, Inc.*	52	898
Corcept Therapeutics, Inc.*	208	3,732
Corium International, Inc.*	56	659
Depomed, Inc.*	131	899
Dermira, Inc.*	87	2,227
Dova Pharmaceuticals, Inc.*	12	358
Durect Corp.*	314	330
Horizon Pharma plc*	373	5,364
Impax Laboratories, Inc.*	168	2,797
Innoviva, Inc.*	174	2,283
Intersect ENT, Inc.*	59	1,802
Intra-Cellular Therapies, Inc.*	77	1,194
Kala Pharmaceuticals, Inc.*	19	364
Lannett Co., Inc.*	64	1,693
Medicines Co. (The)*	158	4,582
Melinta Therapeutics, Inc.*	22	374
MyoKardia, Inc.*	44	1,617
Nektar Therapeutics*	339	18,303
Neos Therapeutics, Inc.*	55	566
Ocular Therapeutix, Inc.*	52	214
Omeros Corp.*	102	2,117
Pacira Pharmaceuticals, Inc.*	90	4,158
Paratek Pharmaceuticals, Inc.*	54	1,018
Phibro Animal Health Corp., Class A	43	1,492
Prestige Brands Holdings, Inc.*	122	5,514
Reata Pharmaceuticals, Inc., Class A*	26	660
Revance Therapeutics, Inc.*	51	1,415
Sienna Biopharmaceuticals, Inc.*	12	242
Sucampo Pharmaceuticals, Inc., Class A*	55	698
Supernus Pharmaceuticals, Inc.*	108	4,082
Teligent, Inc.*	94	378
Tetraphase Pharmaceuticals, Inc.*	116	745
TherapeuticsMD, Inc.*	357	2,249
Theravance Biopharma, Inc.*	96	2,731
WaVe Life Sciences Ltd.*	27	1,004
Zogenix, Inc.*	72	2,797
Zynerba Pharmaceuticals, Inc.*	26	358
		105,457
Professional Services - 0.2%
Acacia Research Corp.*	113	475
Barrett Business Services, Inc.	16	1,062
BG Staffing, Inc.	16	251
CBIZ, Inc.*	117	1,726
Cogint, Inc.*	46	195
CRA International, Inc.	19	859
Exponent, Inc.	59	4,454
Forrester Research, Inc.	23	1,068
Franklin Covey Co.*	22	442
FTI Consulting, Inc.*	90	3,871
GP Strategies Corp.*	29	667
Heidrick & Struggles International, Inc.	42	1,050
Hill International, Inc.*	78	445
Huron Consulting Group, Inc.*	50	2,045
ICF International, Inc.*	41	2,216
Insperity, Inc.	41	4,834
Kelly Services, Inc., Class A	70	2,040
Kforce, Inc.	54	1,404
Korn/Ferry International	117	5,129
Mistras Group, Inc.*	40	918
Navigant Consulting, Inc.*	108	2,072
On Assignment, Inc.*	116	7,419
Pendrell Corp.*	27	186
Resources Connection, Inc.	66	1,059
RPX Corp.	103	1,359
TriNet Group, Inc.*	95	4,252
TrueBlue, Inc.*	95	2,703
WageWorks, Inc.*	91	5,838
Willdan Group, Inc.*	17	431
		60,470
Real Estate Management & Development - 0.0%(a)
Altisource Portfolio Solutions SA*	26	693
Consolidated-Tomoka Land Co.	9	552
Forestar Group, Inc.*	24	534
FRP Holdings, Inc.*	15	685
Griffin Industrial Realty, Inc.	2	73
HFF, Inc., Class A	84	3,792
Kennedy-Wilson Holdings, Inc.	277	5,305
Marcus & Millichap, Inc.*	37	1,182
Maui Land & Pineapple Co., Inc.*	15	243
RE/MAX Holdings, Inc., Class A	41	2,187
Redfin Corp.*	25	569
RMR Group, Inc. (The), Class A	16	964
St Joe Co. (The)*	110	2,068
Stratus Properties, Inc.	13	406
Tejon Ranch Co.*	41	920
Transcontinental Realty Investors, Inc.*	4	131
Trinity Place Holdings, Inc.*	41	289
		20,593
Road & Rail - 0.1%
ArcBest Corp.	59	2,233
Avis Budget Group, Inc.*	171	6,515
Covenant Transportation Group, Inc., Class A*	27	809
Daseke, Inc.*	47	597
Heartland Express, Inc.	108	2,467
Hertz Global Holdings, Inc.*	125	2,369

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Knight-Swift Transportation Holdings, Inc.	287	12,249
Marten Transport Ltd.	89	1,793
Roadrunner Transportation Systems, Inc.*	70	599
Saia, Inc.*	58	3,816
Schneider National, Inc., Class B	75	1,967
Universal Logistics Holdings, Inc.	19	444
Werner Enterprises, Inc.	109	4,164
YRC Worldwide, Inc.*	76	936
		40,958
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Energy Industries, Inc.*	91	6,822
Alpha & Omega Semiconductor Ltd.*	43	757
Ambarella, Inc.*	74	4,016
Amkor Technology, Inc.*	233	2,463
Axcelis Technologies, Inc.*	69	2,208
AXT, Inc.*	85	820
Brooks Automation, Inc.	157	3,908
Cabot Microelectronics Corp.	57	5,490
CEVA, Inc.*	49	2,327
Cirrus Logic, Inc.*	148	8,176
Cohu, Inc.	63	1,434
Cree, Inc.*	223	7,925
CyberOptics Corp.*	16	254
Diodes, Inc.*	87	2,549
DSP Group, Inc.*	50	653
Entegris, Inc.	325	9,847
FormFactor, Inc.*	165	2,706
GSI Technology, Inc.*	34	271
Ichor Holdings Ltd.*	41	1,165
Impinj, Inc.*	41	1,044
Inphi Corp.*	96	3,943
Integrated Device Technology, Inc.*	307	9,238
IXYS Corp.*	59	1,434
Kopin Corp.*	141	454
Lattice Semiconductor Corp.*	281	1,649
MACOM Technology Solutions Holdings, Inc.*	93	3,031
MaxLinear, Inc.*	138	3,645
MKS Instruments, Inc.	123	11,599
Monolithic Power Systems, Inc.	91	10,770
Nanometrics, Inc.*	55	1,384
NeoPhotonics Corp.*	74	525
NVE Corp.	11	920
PDF Solutions, Inc.*	64	1,158
Photronics, Inc.*	153	1,476
Pixelworks, Inc.*	75	431
Power Integrations, Inc.	66	5,181
Rambus, Inc.*	248	3,670
Rudolph Technologies, Inc.*	71	1,725
Semtech Corp.*	148	5,039
Sigma Designs, Inc.*	86	503
Silicon Laboratories, Inc.*	96	8,746
SMART Global Holdings, Inc.*	47	1,410
SunPower Corp.*	137	1,132
Synaptics, Inc.*	79	2,981
Ultra Clean Holdings, Inc.*	75	1,574
Veeco Instruments, Inc.*	108	1,744
Xcerra Corp.*	122	1,209
Xperi Corp.	112	2,162
		153,568
Software - 0.4%
8x8, Inc.*	202	2,848
A10 Networks, Inc.*	112	898
ACI Worldwide, Inc.*	267	6,109
Agilysys, Inc.*	35	428
American Software, Inc., Class A	62	801
Aspen Technology, Inc.*	172	11,510
Barracuda Networks, Inc.*	58	1,604
Blackbaud, Inc.	109	10,731
Blackline, Inc.*	36	1,320
Bottomline Technologies de, Inc.*	91	3,033
BroadSoft, Inc.*	70	3,850
Callidus Software, Inc.*	147	4,304
CommVault Systems, Inc.*	90	4,851
Digimarc Corp.*	23	863
Ebix, Inc.	55	4,252
Ellie Mae, Inc.*	77	6,806
Everbridge, Inc.*	39	1,034
Fair Isaac Corp.	70	10,994
Gigamon, Inc.*	84	3,263
Glu Mobile, Inc.*	238	931
HubSpot, Inc.*	78	6,314
Imperva, Inc.*	77	3,176
Majesco*	13	69
MicroStrategy, Inc., Class A*	22	3,009
Mitek Systems, Inc.*	71	639
MobileIron, Inc.*	128	499
Model N, Inc.*	53	861
Monotype Imaging Holdings, Inc.	95	2,394
Park City Group, Inc.*	30	330
Paycom Software, Inc.*	113	9,266
Paylocity Holding Corp.*	59	2,722
Pegasystems, Inc.	84	4,238
Progress Software Corp.	109	4,506
Proofpoint, Inc.*	100	9,005
PROS Holdings, Inc.*	60	1,505
QAD, Inc., Class A	23	846
Qualys, Inc.*	72	4,241
Rapid7, Inc.*	48	908
RealNetworks, Inc.*	56	234
RealPage, Inc.*	134	6,077
RingCentral, Inc., Class A*	143	6,743
Rosetta Stone, Inc.*	39	475
Rubicon Project, Inc. (The)*	101	182
SecureWorks Corp., Class A*	18	177
Silver Spring Networks, Inc.*	96	1,543
Synchronoss Technologies, Inc.*	98	984
Telenav, Inc.*	70	385
TiVo Corp.	269	4,788
Upland Software, Inc.*	19	445
Varonis Systems, Inc.*	44	2,213
VASCO Data Security International, Inc.*	69	925
Verint Systems, Inc.*	143	6,256
VirnetX Holding Corp.*	116	423
Workiva, Inc.*	57	1,240
Zendesk, Inc.*	222	7,461
Zix Corp.*	122	537
		176,046
Specialty Retail - 0.3%
Aaron’s, Inc.	145	5,469
Abercrombie & Fitch Co., Class A	156	2,708
American Eagle Outfitters, Inc.	371	5,966
America’s Car-Mart, Inc.*	17	790
Asbury Automotive Group, Inc.*	42	2,764

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Ascena Retail Group, Inc.*	395	924
At Home Group, Inc.*	12	332
Barnes & Noble Education, Inc.*	87	525
Barnes & Noble, Inc.	136	938
Big 5 Sporting Goods Corp.	47	355
Boot Barn Holdings, Inc.*	28	415
Buckle, Inc. (The)	66	1,468
Build-A-Bear Workshop, Inc.*	31	254
Caleres, Inc.	96	3,133
Camping World Holdings, Inc., Class A	69	3,199
Carvana Co.*	32	519
Cato Corp. (The), Class A	54	852
Chico’s FAS, Inc.	294	2,593
Children’s Place, Inc. (The)	39	5,183
Citi Trends, Inc.	33	851
Conn’s, Inc.*	43	1,329
Container Store Group, Inc. (The)*	37	211
DSW, Inc., Class A	150	3,200
Express, Inc.*	176	1,714
Finish Line, Inc. (The), Class A	91	982
Five Below, Inc.*	124	7,663
Francesca’s Holdings Corp.*	85	631
Genesco, Inc.*	44	1,368
GNC Holdings, Inc., Class A	155	865
Group 1 Automotive, Inc.	45	3,646
Guess?, Inc.	137	2,260
Haverty Furniture Cos., Inc.	43	1,038
Hibbett Sports, Inc.*	48	958
J. Jill, Inc.*	27	172
Kirkland’s, Inc.*	35	455
Lithia Motors, Inc., Class A	54	6,334
Lumber Liquidators Holdings, Inc.*	64	1,814
MarineMax, Inc.*	58	1,238
Monro, Inc.	73	3,683
Office Depot, Inc.	1,172	3,832
Party City Holdco, Inc.*	63	876
Pier 1 Imports, Inc.	185	905
Rent-A-Center, Inc.	98	1,102
Restoration Hardware Holdings, Inc.*	46	4,664
Shoe Carnival, Inc.	27	723
Sleep Number Corp.*	93	3,273
Sonic Automotive, Inc., Class A	59	1,254
Sportsman’s Warehouse Holdings, Inc.*	83	418
Tailored Brands, Inc.	112	1,888
Tile Shop Holdings, Inc.	91	755
Tilly’s, Inc., Class A	30	495
Vitamin Shoppe, Inc.*	49	184
Winmark Corp.	5	665
Zumiez, Inc.*	42	916
		100,749
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	250	2,208
Avid Technology, Inc.*	76	512
CPI Card Group, Inc.	47	41
Cray, Inc.*	92	2,093
Diebold Nixdorf, Inc.	173	3,322
Eastman Kodak Co.*	38	125
Electronics For Imaging, Inc.*	106	3,261
Immersion Corp.*	67	510
Intevac, Inc.*	45	335
Pure Storage, Inc., Class A*	213	3,936
Quantum Corp.*	65	337
Stratasys Ltd.*	114	2,483
Super Micro Computer, Inc.*	89	1,962
USA Technologies, Inc.*	108	940
		22,065
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	67	4,711
Crocs, Inc.*	169	1,847
Culp, Inc.	25	802
Deckers Outdoor Corp.*	72	5,381
Delta Apparel, Inc.*	16	324
Fossil Group, Inc.*	101	715
G-III Apparel Group Ltd.*	99	3,049
Iconix Brand Group, Inc.*	115	216
Movado Group, Inc.	35	1,027
Oxford Industries, Inc.	38	2,622
Perry Ellis International, Inc.*	29	710
Sequential Brands Group, Inc.*	91	161
Steven Madden Ltd.*	135	5,771
Superior Uniform Group, Inc.	19	483
Unifi, Inc.*	35	1,279
Vera Bradley, Inc.*	46	407
Wolverine World Wide, Inc.	216	6,258
		35,763
Thrifts & Mortgage Finance - 0.3%
Bank Mutual Corp.	97	1,038
BankFinancial Corp.	33	544
Bear State Financial, Inc.	47	481
Beneficial Bancorp, Inc.	158	2,678
BofI Holding, Inc.*	137	3,787
Capitol Federal Financial, Inc.	294	4,134
Charter Financial Corp.	28	517
Clifton Bancorp, Inc.	45	779
Dime Community Bancshares, Inc.	72	1,588
Entegra Financial Corp.*	14	406
ESSA Bancorp, Inc.	20	319
Essent Group Ltd.*	186	8,231
Federal Agricultural Mortgage Corp., Class C	20	1,485
First Defiance Financial Corp.	23	1,250
Flagstar Bancorp, Inc.*	49	1,862
Greene County Bancorp, Inc.	7	215
Hingham Institution for Savings	3	685
Home Bancorp, Inc.	13	556
HomeStreet, Inc.*	56	1,708
Impac Mortgage Holdings, Inc.*	22	258
Kearny Financial Corp.	194	2,871
LendingTree, Inc.*	15	4,529
Malvern Bancorp, Inc.*	15	404
Meridian Bancorp, Inc.	110	2,216
Meta Financial Group, Inc.	20	1,879
MGIC Investment Corp.*	847	12,383
Nationstar Mortgage Holdings, Inc.*	67	1,211
NMI Holdings, Inc., Class A*	130	2,216
Northfield Bancorp, Inc.	98	1,739
Northwest Bancshares, Inc.	217	3,674
OceanFirst Financial Corp.	72	1,998
Oconee Federal Financial Corp.	3	88
Ocwen Financial Corp.*	242	772
Oritani Financial Corp.	90	1,552
PCSB Financial Corp.*	41	809
PennyMac Financial Services, Inc., Class A*	36	761
PHH Corp.*	121	1,375

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Provident Bancorp, Inc.*	10	237
Provident Financial Holdings, Inc.	14	270
Provident Financial Services, Inc.	141	3,855
Prudential Bancorp, Inc.	19	352
Radian Group, Inc.	496	10,163
Riverview Bancorp, Inc.	49	452
SI Financial Group, Inc.	26	393
Southern Missouri Bancorp, Inc.	16	644
Territorial Bancorp, Inc.	18	575
Timberland Bancorp, Inc.	14	402
TrustCo Bank Corp.	211	1,973
United Community Financial Corp.	112	1,096
United Financial Bancorp, Inc.	116	2,162
Walker & Dunlop, Inc.*	63	3,105
Washington Federal, Inc.	202	7,030
Waterstone Financial, Inc.	58	1,096
Western New England Bancorp, Inc.	63	674
WSFS Financial Corp.	69	3,491
		110,968
Tobacco - 0.0%(a)
Turning Point Brands, Inc.	12	209
Universal Corp.	57	3,041
Vector Group Ltd.	225	5,060
		8,310
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	109	2,670
Applied Industrial Technologies, Inc.	88	5,628
Beacon Roofing Supply, Inc.*	153	9,804
BMC Stock Holdings, Inc.*	150	3,465
CAI International, Inc.*	35	1,199
DXP Enterprises, Inc.*	36	1,001
EnviroStar, Inc.	8	225
Foundation Building Materials, Inc.*	34	517
GATX Corp.	88	5,557
GMS, Inc.*	63	2,351
H&E Equipment Services, Inc.	72	2,678
Herc Holdings, Inc.*	55	3,255
Huttig Building Products, Inc.*	54	368
Kaman Corp.	63	3,759
Lawson Products, Inc.*	15	386
MRC Global, Inc.*	204	3,205
Nexeo Solutions, Inc.*	60	476
NOW, Inc.*	245	2,528
Rush Enterprises, Inc., Class A*	68	3,312
Rush Enterprises, Inc., Class B*	12	552
SiteOne Landscape Supply, Inc.*	78	5,833
Textainer Group Holdings Ltd.*	62	1,423
Titan Machinery, Inc.*	42	798
Triton International Ltd.*	99	3,917
Veritiv Corp.*	26	708
Willis Lease Finance Corp.*	8	210
		65,825
Transportation Infrastructure - 0.0%(a)
Wesco Aircraft Holdings, Inc.*	128	947

Water Utilities - 0.0%(a)
American States Water Co.	83	4,788
AquaVenture Holdings Ltd.*	26	398
Artesian Resources Corp., Class A	18	762
Cadiz, Inc.*	48	658
California Water Service Group	110	5,016
Connecticut Water Service, Inc.	25	1,583
Consolidated Water Co. Ltd.	33	434
Global Water Resources, Inc.	23	223
Middlesex Water Co.	36	1,660
Pure Cycle Corp.*	39	271
SJW Group	37	2,521
York Water Co. (The)	29	1,077
		19,391
Wireless Telecommunication Services - 0.0%(a)
Boingo Wireless, Inc.*	83	2,050
Shenandoah Telecommunications Co.	106	4,065
Spok Holdings, Inc.	45	788
		6,903
TOTAL COMMON STOCKS (Cost $4,231,182)		4,797,049

	No. of Rights

RIGHTS - 0.0%(a)

Biotechnology - 0.0%(a)
Dyax Corp., CVR*(b)(c)	288	320
Tobira Therapeutics, Inc., CVR*(b)(c)	10	—
		—
TOTAL RIGHTS (Cost $—)		320

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 84.7%

REPURCHASE AGREEMENTS(d) - 16.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $6,372,942
(Cost $6,372,760)	6,372,760	6,372,760

U.S. TREASURY OBLIGATIONS - 68.6%
U.S. Treasury Bills 1.15%, 2/1/2018(e) (Cost $27,066,505)	27,120,000	27,070,714
TOTAL SHORT-TERM INVESTMENTS (Cost $33,439,265)		33,443,474

Total Investments - 96.9% (Cost $37,670,447)		38,240,843
Other Assets Less Liabilities - 3.1%		1,219,910
Net assets - 100.0%		39,460,753

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $378, which represents approximately 0.00% of net assets of the Fund.

(c)          Illiquid security.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          The rate shown was the current yield as of November 30, 2017.

Abbreviations

CVR               Contingent Value Rights — No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,886
Aggregate gross unrealized depreciation	(346,381)
Net unrealized appreciation	$460,505
Federal income tax cost	$37,713,657

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro	44	12/18/2017	USD	$3,276,075	$8,456

Cash collateral in the amount of $50,820 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

Swap Agreements(1)

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(634,098)	(704,193)	1/7/2019	Credit Suisse International	(1.35)%	S&P 500® Total Return Index	(72,730)
297,595	311,487	11/13/2019	Credit Suisse International	1.24%	Russell 2000® Total Return Index	13,965
1,296,587	1,291,258	11/13/2019	Credit Suisse International	0.99%	iShares® MSCI Emerging Markets ETF	(6,045)
1,490,483	1,508,348	11/13/2019	Credit Suisse International	0.94%	iShares® MSCI EAFE ETF	17,084
2,450,567	2,406,900					(47,726)	—	—	(47,726)
(2,491,572)	(2,538,539)	1/7/2019	Morgan Stanley & Co. International plc	(1.49)%	S&P 500® Total Return Index	(48,140)
17,318	17,247	11/13/2019	Morgan Stanley & Co. International plc	0.99%	iShares® MSCI Emerging Markets ETF	(81)
(2,474,254)	(2,521,292)					(48,221)	—	48,221	—
2,120	2,190	11/6/2019	Societe Generale	1.24%	Russell 2000® Total Return Index	70
1,459,206	1,476,696	11/13/2019	Societe Generale	1.94%	iShares® MSCI EAFE ETF	15,914
1,701,592	1,692,769	11/6/2019	Societe Generale	0.89%	iShares® MSCI Emerging Markets ETF	(9,963)
3,162,918	3,171,655					6,021	—	—	6,021
4,015	4,139	11/13/2019	UBS AG	1.24%	Russell 2000® Total Return Index	125
1,348,930	1,343,385	11/13/2019	UBS AG	1.04%	iShares® MSCI Emerging Markets ETF	(6,327)
1,858,400	1,880,676	11/13/2019	UBS AG	1.24%	iShares® MSCI EAFE ETF	20,991
3,211,345	3,228,200					14,789	—	—	14,789

6,350,576	6,285,463					(75,137)
					Total Appreciation	68,149
					Total Depreciation	(143,286)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

(2)             Agreements may be terminated at will by either party without penalty.

(3)             Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.9%

Aerospace & Defense - 1.7%
Boeing Co. (The)	8,901	2,463,797
General Dynamics Corp.	15,668	3,245,783
L3 Technologies, Inc.	12,051	2,393,208
Northrop Grumman Corp.	10,185	3,130,869
Raytheon Co.	3,342	638,823
United Technologies Corp.	2,112	256,502
		12,128,982
Air Freight & Logistics - 0.3%
FedEx Corp.	6,302	1,458,661
United Parcel Service, Inc., Class B	6,799	825,738
		2,284,399
Airlines - 0.5%
Alaska Air Group, Inc.	15,945	1,102,916
American Airlines Group, Inc.	13,761	694,793
United Continental Holdings, Inc.*	23,354	1,478,775
		3,276,484
Auto Components - 0.3%
BorgWarner, Inc.	39,867	2,219,795

Automobiles - 0.8%
Ford Motor Co.	206,662	2,587,408
General Motors Co.	64,268	2,769,308
		5,356,716
Banks - 4.7%
Bank of America Corp.	144,911	4,082,143
Citigroup, Inc.	36,788	2,777,494
Citizens Financial Group, Inc.	61,938	2,520,877
Fifth Third Bancorp	84,588	2,580,780
Huntington Bancshares, Inc.	65,677	945,749
JPMorgan Chase & Co.	58,304	6,093,934
KeyCorp	117,248	2,225,367
M&T Bank Corp.	11,660	1,969,957
PNC Financial Services Group, Inc. (The)	7,647	1,074,862
Regions Financial Corp.	145,705	2,417,246
SunTrust Banks, Inc.	40,929	2,522,454
Wells Fargo & Co.	63,203	3,569,073
		32,779,936
Beverages - 1.9%
Brown-Forman Corp., Class B	33,939	2,029,552
Coca-Cola Co. (The)	42,046	1,924,446
Constellation Brands, Inc., Class A	12,612	2,744,245
Dr Pepper Snapple Group, Inc.	21,458	1,935,297
Molson Coors Brewing Co., Class B	28,311	2,211,089
PepsiCo, Inc.	18,559	2,162,495
		13,007,124
Biotechnology - 2.4%
AbbVie, Inc.	36,921	3,578,383
Alexion Pharmaceuticals, Inc.*	7,693	844,768
Amgen, Inc.	17,955	3,153,975
Bioverativ, Inc.*	1	50
Celgene Corp.*	18,418	1,857,087
Gilead Sciences, Inc.	34,073	2,547,979
Incyte Corp.*	10,316	1,021,181
Regeneron Pharmaceuticals, Inc.*	3,324	1,202,823
Vertex Pharmaceuticals, Inc.*	18,785	2,710,488
		16,916,734
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	33,580	2,297,543
Masco Corp.	15,369	659,484
		2,957,027
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	7,967	1,582,804
Ameriprise Financial, Inc.	6,164	1,006,150
Cboe Global Markets, Inc.	19,535	2,411,205
CME Group, Inc.	6,342	948,383
E*TRADE Financial Corp.*	47,875	2,304,702
Franklin Resources, Inc.	13,357	579,026
Intercontinental Exchange, Inc.	39,500	2,822,275
Invesco Ltd.	40,627	1,469,478
Nasdaq, Inc.	26,374	2,087,766
Raymond James Financial, Inc.	25,803	2,278,405
S&P Global, Inc.	17,370	2,874,388
T. Rowe Price Group, Inc.	19,575	2,014,659
		22,379,241
Chemicals - 2.0%
AdvanSix, Inc.*	1	43
CF Industries Holdings, Inc.	13,677	512,477
DowDuPont, Inc.	24,318	1,749,923
Eastman Chemical Co.	24,331	2,247,455
FMC Corp.	2,596	245,062
LyondellBasell Industries NV, Class A	22,399	2,345,175
Monsanto Co.	26,260	3,107,609
Mosaic Co. (The)	36,641	890,010
Praxair, Inc.	19,112	2,941,719
		14,039,473
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	35,332	2,294,460
Stericycle, Inc.*	11,491	761,968
Waste Management, Inc.	32,472	2,670,822
		5,727,250
Communications Equipment - 0.8%
Cisco Systems, Inc.	59,014	2,201,222
F5 Networks, Inc.*	5,954	799,027
Juniper Networks, Inc.	23,254	645,531
Motorola Solutions, Inc.	23,944	2,253,370
		5,899,150
Construction & Engineering - 0.3%
Fluor Corp.	43,748	2,117,840
Quanta Services, Inc.*	7,163	271,478
		2,389,318
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,529	527,019
Vulcan Materials Co.	5,928	744,853
		1,271,872
Consumer Finance - 1.1%
Capital One Financial Corp.	12,131	1,116,052
Discover Financial Services	35,466	2,503,900
Navient Corp.	119,056	1,501,296
Synchrony Financial	73,304	2,630,880
		7,752,128
Containers & Packaging - 0.7%
Avery Dennison Corp.	15,895	1,813,937
International Paper Co.	4,863	275,295
Sealed Air Corp.	11,966	574,966
WestRock Co.	35,885	2,239,583
		4,903,781

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Distributors - 0.3%
LKQ Corp.*	58,434	2,303,468

Diversified Consumer Services - 0.1%
H&R Block, Inc.	33,243	870,302

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	32,042	6,184,426
Leucadia National Corp.	78,689	2,070,308
		8,254,734
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	98,143	3,570,442
CenturyLink, Inc.	44,266	645,841
Verizon Communications, Inc.	65,617	3,339,249
		7,555,532
Electric Utilities - 2.3%
American Electric Power Co., Inc.	31,575	2,451,167
Edison International	29,994	2,437,612
Entergy Corp.	14,081	1,217,725
Exelon Corp.	67,789	2,827,479
FirstEnergy Corp.	63,076	2,153,415
PG&E Corp.	45,969	2,493,359
Pinnacle West Capital Corp.	3,873	355,580
Xcel Energy, Inc.	44,807	2,312,489
		16,248,826
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,275	389,981
AMETEK, Inc.	33,531	2,437,368
		2,827,349
Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	69,727	2,258,457
Knowles Corp.*	1	8
		2,258,465
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	36,349	1,080,656
Halliburton Co.	61,918	2,586,934
Schlumberger Ltd.	23,231	1,460,068
TechnipFMC plc	34,510	988,367
		6,116,025
Equity Real Estate Investment Trusts (REITs) - 4.8%
Apartment Investment & Management Co., Class A	46,084	2,031,844
AvalonBay Communities, Inc.	12,750	2,311,957
Digital Realty Trust, Inc.	13,701	1,598,907
Duke Realty Corp.	70,312	1,977,877
Equity Residential	35,056	2,342,442
Essex Property Trust, Inc.	4,746	1,172,215
Extra Space Storage, Inc.	24,834	2,119,830
Federal Realty Investment Trust	6,306	833,716
Host Hotels & Resorts, Inc.	102,034	2,019,253
Iron Mountain, Inc.	14,726	601,852
Mid-America Apartment Communities, Inc.	20,802	2,130,957
Prologis, Inc.	40,596	2,688,673
Public Storage	1,593	339,500
Realty Income Corp.	39,667	2,193,585
Simon Property Group, Inc.	3,663	592,490
UDR, Inc.	49,862	1,961,072
Ventas, Inc.	28,689	1,836,383
Vornado Realty Trust	29,833	2,315,637
Welltower, Inc.	36,030	2,430,584
		33,498,774
Food & Staples Retailing - 1.2%
CVS Health Corp.	50,236	3,848,078
Kroger Co. (The)	77,646	2,007,926
Walgreens Boots Alliance, Inc.	22,427	1,631,788
Wal-Mart Stores, Inc.	10,169	988,732
		8,476,524
Food Products - 1.5%
Archer-Daniels-Midland Co.	51,978	2,072,883
Campbell Soup Co.	22,798	1,123,941
Conagra Brands, Inc.	53,758	2,006,786
Hershey Co. (The)	20,157	2,236,016
Hormel Foods Corp.	37,139	1,353,717
McCormick & Co., Inc. (Non-Voting)	11,444	1,169,348
Tyson Foods, Inc., Class A	7,624	627,074
		10,589,765
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	4,713	265,672
Align Technology, Inc.*	3,948	1,029,954
Baxter International, Inc.	39,650	2,598,265
Boston Scientific Corp.*	33,632	883,849
Cooper Cos., Inc. (The)	7,328	1,767,367
CR Bard, Inc.	1,318	442,769
Danaher Corp.	10,841	1,022,957
Edwards Lifesciences Corp.*	21,696	2,542,771
Hologic, Inc.*	9,268	386,661
IDEXX Laboratories, Inc.*	10,969	1,715,661
Medtronic plc	9,032	741,798
Stryker Corp.	8,725	1,361,100
		14,758,824
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	24,752	2,099,465
Anthem, Inc.	8,480	1,992,461
Cardinal Health, Inc.	33,390	1,976,354
Centene Corp.*	24,038	2,454,039
DaVita, Inc.*	26,093	1,593,239
Envision Healthcare Corp.*	67,212	2,146,079
Express Scripts Holding Co.*	44,048	2,871,049
HCA Healthcare, Inc.*	20,952	1,780,920
Humana, Inc.	2,236	583,283
McKesson Corp.	14,368	2,122,728
Patterson Cos., Inc.	16,161	590,685
Quest Diagnostics, Inc.	23,705	2,333,994
UnitedHealth Group, Inc.	12,100	2,760,857
Universal Health Services, Inc., Class B	2,403	260,365
		25,565,518
Health Care Technology - 0.3%
Cerner Corp.*	30,727	2,172,092

Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	36,351	2,386,080
Chipotle Mexican Grill, Inc.*	5,280	1,607,179
Darden Restaurants, Inc.	22,409	1,889,527
Marriott International, Inc., Class A	23,018	2,923,286
McDonald’s Corp.	6,358	1,093,385
MGM Resorts International	69,324	2,365,335
Norwegian Cruise Line Holdings Ltd.*	16,407	888,603
Royal Caribbean Cruises Ltd.	18,784	2,326,962
Starbucks Corp.	6,427	371,609
Wyndham Worldwide Corp.	19,500	2,191,605
Wynn Resorts Ltd.	5,518	872,285
		18,915,856
Household Durables - 1.3%
DR Horton, Inc.	50,001	2,550,051

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Garmin Ltd.	32,201	1,999,038
Lennar Corp., Class A	36,786	2,309,425
Lennar Corp., Class B	761	39,055
PulteGroup, Inc.	68,615	2,341,830
		9,239,399
Household Products - 0.9%
Church & Dwight Co., Inc.	36,912	1,738,186
Clorox Co. (The)	7,493	1,043,700
Procter & Gamble Co. (The)	35,712	3,213,723
		5,995,609
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	96,347	1,019,351

Industrial Conglomerates - 0.7%
3M Co.	4,607	1,120,146
General Electric Co.	133,302	2,438,094
Honeywell International, Inc.	9,766	1,523,105
		5,081,345
Insurance - 3.8%
Aflac, Inc.	10,115	886,479
Allstate Corp. (The)	27,357	2,808,470
Arthur J Gallagher & Co.	34,424	2,266,132
Assurant, Inc.	20,868	2,104,955
Everest Re Group Ltd.	8,739	1,919,084
Hartford Financial Services Group, Inc. (The)	19,579	1,124,618
Loews Corp.	39,197	1,970,825
Marsh & McLennan Cos., Inc.	12,848	1,078,333
Principal Financial Group, Inc.	34,191	2,420,381
Progressive Corp. (The)	50,990	2,711,648
Torchmark Corp.	25,077	2,228,091
Travelers Cos., Inc. (The)	3,769	510,963
Unum Group	41,294	2,338,066
XL Group Ltd.	54,208	2,104,355
		26,472,400
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*	6,915	8,137,226
Expedia, Inc.	4,866	596,085
Netflix, Inc.*	3,739	701,362
Priceline Group, Inc. (The)*	1,318	2,292,938
		11,727,611
Internet Software & Services - 3.5%
Akamai Technologies, Inc.*	4,720	263,282
Alphabet, Inc., Class A*	4,637	4,804,720
Alphabet, Inc., Class C*	4,682	4,782,242
eBay, Inc.*	47,909	1,661,005
Facebook, Inc., Class A*	62,700	11,109,186
LogMeIn, Inc.	1	119
VeriSign, Inc.*	19,333	2,225,228
		24,845,782
IT Services - 1.8%
Alliance Data Systems Corp.	6,100	1,459,547
Conduent, Inc.*	1	15
CSRA, Inc.	63,012	1,822,937
DXC Technology Co.	3,998	384,368
International Business Machines Corp.	9,013	1,387,732
Mastercard, Inc., Class A	7,460	1,122,506
Paychex, Inc.	21,612	1,454,704
Total System Services, Inc.	9,729	723,448
Visa, Inc., Class A	22,560	2,540,030
Western Union Co. (The)	94,143	1,853,676
		12,748,963
Leisure Products - 0.1%
Hasbro, Inc.	3,825	355,802

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	35,458	2,455,112
IQVIA Holdings, Inc.*	6,568	670,001
Mettler-Toledo International, Inc.*	3,456	2,174,550
		5,299,663
Machinery - 1.8%
Cummins, Inc.	14,747	2,468,648
Deere & Co.	6,587	987,128
Dover Corp.	21,500	2,100,765
Parker-Hannifin Corp.	13,389	2,510,303
Snap-on, Inc.	13,171	2,231,562
Stanley Black & Decker, Inc.	15,017	2,547,334
		12,845,740
Media - 2.6%
Comcast Corp., Class A	100,247	3,763,272
Discovery Communications, Inc., Class A*	107,736	2,049,139
Interpublic Group of Cos., Inc. (The)	33,853	669,612
News Corp., Class A	51,470	831,755
Omnicom Group, Inc.	30,284	2,163,489
Scripps Networks Interactive, Inc., Class A	8,206	671,579
Time Warner, Inc.	13,219	1,209,671
Twenty-First Century Fox, Inc., Class A	91,627	2,926,566
Viacom, Inc., Class B	84,996	2,407,087
Walt Disney Co. (The)	16,733	1,753,953
		18,446,123
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.*	133,744	1,861,716
Newmont Mining Corp.	6,736	249,165
Nucor Corp.	33,917	1,950,228
		4,061,109
Multiline Retail - 0.7%
Kohl’s Corp.	20,809	998,208
Macy’s, Inc.	13,974	332,581
Nordstrom, Inc.	15,459	702,612
Target Corp.	43,786	2,622,781
		4,656,182
Multi-Utilities - 1.9%
Ameren Corp.	36,217	2,316,439
CenterPoint Energy, Inc.	74,063	2,222,631
Consolidated Edison, Inc.	24,744	2,203,206
DTE Energy Co.	20,369	2,354,045
SCANA Corp.	48,008	2,072,505
Sempra Energy	17,390	2,104,016
		13,272,842
Oil, Gas & Consumable Fuels - 5.6%
Andeavor	6,613	697,473
Apache Corp.	51,946	2,172,901
Cabot Oil & Gas Corp.	68,160	1,973,232
Chesapeake Energy Corp.*	236,251	961,542
Chevron Corp.	57,555	6,848,470
Cimarex Energy Co.	17,539	2,036,453
Concho Resources, Inc.*	3,584	501,258
ConocoPhillips	62,715	3,190,939
Devon Energy Corp.	59,855	2,306,213
EOG Resources, Inc.	31,373	3,210,085
Exxon Mobil Corp.	79,600	6,629,884
Marathon Petroleum Corp.	8,497	532,167

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Newfield Exploration Co.*	14,416	445,887
Occidental Petroleum Corp.	26,084	1,838,922
ONEOK, Inc.	8,694	451,219
Phillips 66	13,655	1,332,182
Range Resources Corp.	91,267	1,644,631
Valero Energy Corp.	33,367	2,856,883
		39,630,341
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	20,584	2,569,501

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	60,210	3,804,670
Eli Lilly & Co.	31,276	2,647,201
Johnson & Johnson	44,766	6,237,247
Merck & Co., Inc.	39,986	2,210,026
Mylan NV*	12,784	466,999
Pfizer, Inc.	77,745	2,819,034
Zoetis, Inc.	24,477	1,769,442
		19,954,619
Professional Services - 0.7%
Equifax, Inc.	15,521	1,771,256
IHS Markit Ltd.*	50,713	2,262,814
Nielsen Holdings plc	28,905	1,061,392
		5,095,462
Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	3,468	385,434
Kansas City Southern	9,527	1,068,358
Norfolk Southern Corp.	10,342	1,433,711
Union Pacific Corp.	33,789	4,274,308
		7,161,811
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	22,605	1,946,516
Applied Materials, Inc.	57,107	3,013,536
Broadcom Ltd.	1,727	480,002
Intel Corp.	86,325	3,870,813
KLA-Tencor Corp.	8,341	852,784
Lam Research Corp.	12,678	2,438,360
Microchip Technology, Inc.	20,007	1,740,409
Micron Technology, Inc.*	68,152	2,888,963
NVIDIA Corp.	6,172	1,238,782
QUALCOMM, Inc.	3,696	245,193
Skyworks Solutions, Inc.	19,697	2,063,064
Texas Instruments, Inc.	14,161	1,377,724
		22,156,146
Software - 3.9%
Adobe Systems, Inc.*	21,100	3,829,017
CA, Inc.	52,976	1,751,916
Citrix Systems, Inc.*	23,187	2,031,877
Electronic Arts, Inc.*	18,357	1,952,267
Intuit, Inc.	4,147	651,992
Microsoft Corp.	144,570	12,168,457
Oracle Corp.	96,052	4,712,311
Synopsys, Inc.*	6,669	602,744
		27,700,581
Specialty Retail - 2.0%
Best Buy Co., Inc.	22,487	1,340,450
Foot Locker, Inc.	8,101	347,047
Gap, Inc. (The)	29,484	952,628
Home Depot, Inc. (The)	15,943	2,866,870
Lowe’s Cos., Inc.	15,843	1,320,831
O’Reilly Automotive, Inc.*	2,026	478,562
Ross Stores, Inc.	38,578	2,933,085
TJX Cos., Inc. (The)	25,856	1,953,421
Ulta Beauty, Inc.*	9,466	2,098,707
		14,291,601
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	100,793	17,321,276
HP, Inc.	42,531	912,290
NetApp, Inc.	10,390	587,139
Western Digital Corp.	16,260	1,282,264
Xerox Corp.	21,649	642,109
		20,745,078
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd.*	23,538	1,375,561
NIKE, Inc., Class B	31,168	1,883,171
Ralph Lauren Corp.	15,020	1,429,153
Under Armour, Inc., Class A*	95,163	1,264,716
		5,952,601
Tobacco - 1.0%
Altria Group, Inc.	70,900	4,809,147
Philip Morris International, Inc.	18,652	1,916,493
		6,725,640
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	9,432	1,504,215
TOTAL COMMON STOCKS (Cost $575,530,504)		645,256,981

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 4.4%

REPURCHASE AGREEMENTS(b) - 4.4%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $30,984,759 (Cost $30,983,881)	30,983,881	30,983,881

Total Investments - 96.3% (Cost $606,514,385)		676,240,862
Other Assets Less Liabilities - 3.7%		25,869,725
Net assets - 100.0%		702,110,587

See accompanying notes to the financial statements.

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,461,734.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,446,389
Aggregate gross unrealized depreciation	(23,132,962)
Net unrealized appreciation	$70,313,427
Federal income tax cost	$607,652,140

Swap Agreements(1)

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(148,627,356)	(152,641,450)	1/7/2019	Goldman Sachs International	(1.31)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(4,143,039)	—	4,143,039	—

(13,566,540)	(13,938,694)	1/7/2019	Societe Generale	(1.04)%	Credit Suisse 130/30 Large Cap Index (short portion) (6)	(384,193)
177,877,748	183,034,752	11/13/2019	Societe Generale	1.44%	Credit Suisse 130/30 Large Cap Index (long portion) (7)	5,305,345
164,311,208	169,096,058					4,921,152	(2,192,047)	—	2,729,105
(43,522,929)	(44,705,611)	11/6/2018	UBS AG	(1.34)%	Credit Suisse 130/30 Large Cap Index (short portion) (6)	(1,218,844)
82,850,672	84,943,779	11/13/2019	UBS AG	1.59%	Credit Suisse 130/30 Large Cap Index (long portion) (7)	2,165,436
39,327,743	40,238,168					946,592	—	(620,000)	326,592

55,011,595	56,692,776					1,724,705
					Total Appreciation	7,470,781
					Total Depreciation	(5,746,076)

(1)   The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)   Agreements may be terminated at will by either party without penalty.

See accompanying notes to the financial statements.

(3)   Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)   The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)   Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)   Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

(7)   See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

RAFI® Long/Short

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.7%

Aerospace & Defense - 2.3%
Arconic, Inc.	435	10,705
Boeing Co. (The)	408	112,934
Curtiss-Wright Corp.	26	3,229
Esterline Technologies Corp.*	35	2,480
General Dynamics Corp.	185	38,325
Huntington Ingalls Industries, Inc.	25	6,042
KLX, Inc.*	54	3,030
Lockheed Martin Corp.	194	61,909
Moog, Inc., Class A*	34	2,860
Northrop Grumman Corp.	114	35,044
Orbital ATK, Inc.	32	4,222
Raytheon Co.	202	38,612
Rockwell Collins, Inc.	79	10,453
Spirit AeroSystems Holdings, Inc., Class A	100	8,425
Teledyne Technologies, Inc.*	22	4,097
Textron, Inc.	225	12,535
TransDigm Group, Inc.	38	10,784
Triumph Group, Inc.	101	3,121
United Technologies Corp.	703	85,379
		454,186
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	123	10,658
Expeditors International of Washington, Inc.	112	7,255
FedEx Corp.	197	45,598
Hub Group, Inc., Class A*	49	2,342
United Parcel Service, Inc., Class B	511	62,061
XPO Logistics, Inc.*	68	5,374
		133,288
Airlines - 0.1%
American Airlines Group, Inc.	127	6,412
Delta Air Lines, Inc.	166	8,785
Southwest Airlines Co.	79	4,793
United Continental Holdings, Inc.*	121	7,662
		27,652
Auto Components - 0.6%
Adient plc	264	20,661
American Axle & Manufacturing Holdings, Inc.*	134	2,405
Autoliv, Inc.	94	12,024
BorgWarner, Inc.	195	10,858
Cooper Tire & Rubber Co.	78	2,866
Dana, Inc.	247	8,161
Delphi Automotive plc	187	19,573
Gentex Corp.	165	3,379
Goodyear Tire & Rubber Co. (The)	395	12,786
Lear Corp.	77	13,929
Tenneco, Inc.	94	5,585
Visteon Corp.*	59	7,770
		119,997
Automobiles - 1.2%
Ford Motor Co.	8,999	112,667
General Motors Co.	2,506	107,984
Harley-Davidson, Inc.	152	7,630
Thor Industries, Inc.	25	3,839
		232,120
Banks - 8.2%
Associated Banc-Corp.	121	3,086
Bank of America Corp.	9,211	259,474
Bank of Hawaii Corp.	28	2,377
BankUnited, Inc.	78	2,904
BB&T Corp.	725	35,829
CIT Group, Inc.	268	13,357
Citigroup, Inc.	3,647	275,348
Citizens Financial Group, Inc.	574	23,362
Comerica, Inc.	126	10,497
Commerce Bancshares, Inc.	69	3,924
Cullen/Frost Bankers, Inc.	40	3,936
East West Bancorp, Inc.	79	4,862
Fifth Third Bancorp	817	24,927
First Horizon National Corp.	132	2,559
First Republic Bank	59	5,637
FNB Corp.	175	2,483
Fulton Financial Corp.	151	2,869
Hancock Holding Co.	67	3,440
Huntington Bancshares, Inc.	671	9,662
IBERIABANK Corp.	27	2,099
Investors Bancorp, Inc.	208	2,968
JPMorgan Chase & Co.	3,558	371,882
KeyCorp	718	13,628
M&T Bank Corp.	109	18,416
PacWest Bancorp	74	3,527
People’s United Financial, Inc.	366	6,961
PNC Financial Services Group, Inc. (The)	445	62,549
Popular, Inc.	110	3,890
Prosperity Bancshares, Inc.	46	3,222
Regions Financial Corp.	1,208	20,041
Signature Bank*	25	3,432
SunTrust Banks, Inc.	465	28,658
SVB Financial Group*	27	6,146
Synovus Financial Corp.	84	4,169
TCF Financial Corp.	157	3,189
Umpqua Holdings Corp.	216	4,776
United Bankshares, Inc.	50	1,878
US Bancorp	1,332	73,460
Valley National Bancorp	265	3,153
Webster Financial Corp.	49	2,811
Wells Fargo & Co.	4,974	280,882
Wintrust Financial Corp.	31	2,599
Zions Bancorp	147	7,284
		1,622,153
Beverages - 1.5%
Brown-Forman Corp., Class B	115	6,877
Coca-Cola Co. (The)	2,835	129,758
Coca-Cola European Partners plc	124	4,835
Constellation Brands, Inc., Class A	51	11,097
Dr Pepper Snapple Group, Inc.	113	10,192
Molson Coors Brewing Co., Class B	84	6,560
Monster Beverage Corp.*	116	7,270
PepsiCo, Inc.	962	112,092
		288,681
Biotechnology - 1.2%
AbbVie, Inc.	773	74,919
Alexion Pharmaceuticals, Inc.*	69	7,577
Amgen, Inc.	342	60,076
Biogen, Inc.*	75	24,163
Celgene Corp.*	123	12,402
Gilead Sciences, Inc.	600	44,868
PDL BioPharma, Inc.*	997	2,901
Regeneron Pharmaceuticals, Inc.*	13	4,704
United Therapeutics Corp.*	19	2,470
		234,080
Building Products - 0.2%
AO Smith Corp.	47	2,981
Armstrong World Industries, Inc.*	60	3,597
Fortune Brands Home & Security, Inc.	75	5,132

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Johnson Controls International plc	388	14,604
Masco Corp.	154	6,608
Owens Corning	94	8,305
		41,227
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	33	6,556
Ameriprise Financial, Inc.	138	22,526
Bank of New York Mellon Corp. (The)	979	53,590
BlackRock, Inc.	87	43,604
Charles Schwab Corp. (The)	357	17,418
CME Group, Inc.	221	33,048
E*TRADE Financial Corp.*	204	9,821
Eaton Vance Corp.	77	4,257
Federated Investors, Inc., Class B	98	3,289
Franklin Resources, Inc.	365	15,823
Goldman Sachs Group, Inc. (The)	364	90,141
Intercontinental Exchange, Inc.	231	16,505
Invesco Ltd.	413	14,938
Janus Henderson Group plc	125	4,659
Legg Mason, Inc.	118	4,715
LPL Financial Holdings, Inc.	82	4,251
Moody’s Corp.	59	8,957
Morgan Stanley	1,132	58,422
Nasdaq, Inc.	84	6,649
Northern Trust Corp.	156	15,254
Raymond James Financial, Inc.	70	6,181
S&P Global, Inc.	81	13,404
State Street Corp.	330	31,465
Stifel Financial Corp.	61	3,431
T. Rowe Price Group, Inc.	206	21,201
TD Ameritrade Holding Corp.	99	5,066
Waddell & Reed Financial, Inc., Class A	177	3,593
		518,764
Chemicals - 2.0%
Air Products & Chemicals, Inc.	135	22,010
Albemarle Corp.	58	7,791
Ashland Global Holdings, Inc.	57	4,217
Axalta Coating Systems Ltd.*	158	5,002
Cabot Corp.	54	3,307
Celanese Corp., Series A	81	8,686
CF Industries Holdings, Inc.	370	13,864
Chemours Co. (The)	161	8,275
DowDuPont, Inc.	1,028	73,975
Eastman Chemical Co.	146	13,486
Ecolab, Inc.	124	16,854
FMC Corp.	77	7,269
Huntsman Corp.	272	8,693
International Flavors & Fragrances, Inc.	41	6,373
LyondellBasell Industries NV, Class A	520	54,444
Monsanto Co.	263	31,123
Mosaic Co. (The)	544	13,214
NewMarket Corp.	7	2,804
Olin Corp.	122	4,348
Platform Specialty Products Corp.*	187	1,861
PolyOne Corp.	77	3,558
PPG Industries, Inc.	173	20,215
Praxair, Inc.	205	31,554
RPM International, Inc.	99	5,244
Sherwin-Williams Co. (The)	26	10,385
Trinseo SA	54	3,985
WR Grace & Co.	37	2,713
		385,250
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	72	3,082
Brink’s Co. (The)	45	3,638
Cintas Corp.	43	6,770
Clean Harbors, Inc.*	55	2,962
Covanta Holding Corp.	154	2,341
Deluxe Corp.	35	2,488
Essendant, Inc.	129	1,214
KAR Auction Services, Inc.	83	4,181
LSC Communications, Inc.	139	2,274
Pitney Bowes, Inc.	477	5,090
Republic Services, Inc.	197	12,793
RR Donnelley & Sons Co.	291	2,732
Stericycle, Inc.*	49	3,249
Waste Management, Inc.	330	27,143
		79,957
Communications Equipment - 0.9%
ARRIS International plc*	122	3,656
Cisco Systems, Inc.	3,376	125,925
CommScope Holding Co., Inc.*	127	4,571
EchoStar Corp., Class A*	57	3,411
F5 Networks, Inc.*	23	3,087
Harris Corp.	77	11,126
Juniper Networks, Inc.	226	6,274
Motorola Solutions, Inc.	96	9,035
NetScout Systems, Inc.*	63	1,956
		169,041
Construction & Engineering - 0.3%
AECOM*	214	8,025
Chicago Bridge & Iron Co. NV	181	2,954
EMCOR Group, Inc.	54	4,361
Fluor Corp.	256	12,393
Jacobs Engineering Group, Inc.	190	12,470
KBR, Inc.	255	4,781
MasTec, Inc.*	74	3,319
Quanta Services, Inc.*	182	6,898
Tutor Perini Corp.*	85	2,142
Valmont Industries, Inc.	18	3,110
		60,453
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	25	5,210
Vulcan Materials Co.	46	5,780
		10,990
Consumer Finance - 1.2%
Ally Financial, Inc.	1,119	30,056
American Express Co.	667	65,173
Capital One Financial Corp.	710	65,320
Discover Financial Services	339	23,934
Navient Corp.	848	10,693
Santander Consumer USA Holdings, Inc.	284	4,896
SLM Corp.*	544	6,294
Synchrony Financial	911	32,696
		239,062
Containers & Packaging - 0.6%
AptarGroup, Inc.	42	3,713
Avery Dennison Corp.	73	8,331
Ball Corp.	194	7,743
Bemis Co., Inc.	104	4,880
Berry Global Group, Inc.*	70	4,184
Crown Holdings, Inc.*	142	8,482
Graphic Packaging Holding Co.	256	3,919
International Paper Co.	489	27,682
Owens-Illinois, Inc.*	366	8,864
Packaging Corp. of America	63	7,472
Sealed Air Corp.	110	5,285
Silgan Holdings, Inc.	75	2,166

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Sonoco Products Co.	97	5,190
WestRock Co.	241	15,041
		112,952
Distributors - 0.1%
Core-Mark Holding Co., Inc.	122	4,046
Genuine Parts Co.	138	12,830
LKQ Corp.*	196	7,726
		24,602
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	67	2,777
Graham Holdings Co., Class B	5	2,915
H&R Block, Inc.	281	7,357
Service Corp. International	121	4,471
ServiceMaster Global Holdings, Inc.*	72	3,519
		21,039
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	1,107	213,662
Leucadia National Corp.	400	10,524
Voya Financial, Inc.	362	16,000
		240,186
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	8,050	292,859
CenturyLink, Inc.	1,976	28,830
Frontier Communications Corp.	327	2,779
Verizon Communications, Inc.	4,696	238,979
Windstream Holdings, Inc.	820	2,157
		565,604
Electric Utilities - 3.0%
ALLETE, Inc.	44	3,542
Alliant Energy Corp.	216	9,744
American Electric Power Co., Inc.	619	48,053
Avangrid, Inc.	74	3,927
Duke Energy Corp.	921	82,135
Edison International	336	27,307
Entergy Corp.	334	28,884
Eversource Energy	328	21,271
Exelon Corp.	1,611	67,195
FirstEnergy Corp.	999	34,106
Great Plains Energy, Inc.	226	7,754
Hawaiian Electric Industries, Inc.	152	5,829
IDACORP, Inc.	44	4,348
NextEra Energy, Inc.	376	59,423
OGE Energy Corp.	211	7,545
PG&E Corp.	554	30,049
Pinnacle West Capital Corp.	130	11,935
PNM Resources, Inc.	92	4,186
Portland General Electric Co.	101	5,014
PPL Corp.	808	29,629
Southern Co. (The)	1,157	59,238
Westar Energy, Inc.	137	7,838
Xcel Energy, Inc.	578	29,830
		588,782
Electrical Equipment - 0.6%
Acuity Brands, Inc.	11	1,886
AMETEK, Inc.	112	8,141
Eaton Corp. plc	442	34,379
Emerson Electric Co.	617	39,994
EnerSys	29	2,004
Generac Holdings, Inc.*	79	3,884
General Cable Corp.	172	3,698
Hubbell, Inc.	37	4,654
Regal Beloit Corp.	44	3,386
Rockwell Automation, Inc.	66	12,743
Sensata Technologies Holding NV*	97	4,845
		119,614
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	105	9,512
Anixter International, Inc.*	45	3,217
Arrow Electronics, Inc.*	227	18,326
Avnet, Inc.	329	13,624
Benchmark Electronics, Inc.*	80	2,440
CDW Corp.	100	7,001
Corning, Inc.	888	28,762
Flex Ltd.*	1,081	19,534
FLIR Systems, Inc.	80	3,726
Insight Enterprises, Inc.*	73	2,847
Jabil, Inc.	370	10,674
Keysight Technologies, Inc.*	118	5,133
Sanmina Corp.*	125	4,250
ScanSource, Inc.*	55	1,980
SYNNEX Corp.	37	5,039
TE Connectivity Ltd.	272	25,688
Tech Data Corp.*	166	16,052
Trimble, Inc.*	125	5,249
VeriFone Systems, Inc.*	114	1,977
Vishay Intertechnology, Inc.	164	3,592
		188,623
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	453	13,468
Diamond Offshore Drilling, Inc.*	326	5,229
Ensco plc, Class A	1,123	6,031
Halliburton Co.	685	28,619
Helmerich & Payne, Inc.	123	7,205
McDermott International, Inc.*	385	2,795
Nabors Industries Ltd.	508	3,068
National Oilwell Varco, Inc.	714	23,955
Noble Corp. plc*	1,532	6,404
Oceaneering International, Inc.	160	3,127
Oil States International, Inc.*	75	1,785
Patterson-UTI Energy, Inc.	160	3,454
Rowan Cos. plc, Class A*	264	3,820
Schlumberger Ltd.	1,024	64,358
Superior Energy Services, Inc.*	231	2,229
Tidewater, Inc.*	68	1,753
Transocean Ltd.*	1,461	14,815
Weatherford International plc*	2,543	8,392
		200,507
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	40	5,082
American Campus Communities, Inc.	86	3,645
American Tower Corp.	127	18,279
Apartment Investment & Management Co., Class A	88	3,880
Apple Hospitality REIT, Inc.	211	4,110
AvalonBay Communities, Inc.	73	13,237
Boston Properties, Inc.	104	13,040
Brandywine Realty Trust	193	3,325
Brixmor Property Group, Inc.	257	4,644
Camden Property Trust	67	6,116
CBL & Associates Properties, Inc.	383	2,156
Columbia Property Trust, Inc.	192	4,372
CoreCivic, Inc.	183	4,302
Corporate Office Properties Trust	85	2,579
Crown Castle International Corp.	139	15,707
CubeSmart	83	2,369
DCT Industrial Trust, Inc.	54	3,248
DDR Corp.	310	2,365
DiamondRock Hospitality Co.	239	2,674
Digital Realty Trust, Inc.	86	10,036
Douglas Emmett, Inc.	78	3,144

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Duke Realty Corp.	240	6,751
EPR Properties	38	2,577
Equinix, Inc.	14	6,503
Equity Commonwealth*	124	3,727
Equity LifeStyle Properties, Inc.	32	2,890
Equity Residential	284	18,977
Essex Property Trust, Inc.	33	8,151
Extra Space Storage, Inc.	49	4,183
Federal Realty Investment Trust	31	4,099
Forest City Realty Trust, Inc., Class A	153	3,664
Gaming and Leisure Properties, Inc.	79	2,869
GEO Group, Inc. (The)	107	2,840
GGP, Inc.	355	8,342
Gramercy Property Trust	95	2,709
HCP, Inc.	487	12,876
Healthcare Realty Trust, Inc.	81	2,654
Healthcare Trust of America, Inc., Class A	84	2,570
Highwoods Properties, Inc.	69	3,505
Hospitality Properties Trust	210	6,298
Host Hotels & Resorts, Inc.	744	14,724
Iron Mountain, Inc.	255	10,422
JBG SMITH Properties	54	1,799
Kilroy Realty Corp.	47	3,543
Kimco Realty Corp.	310	5,741
Lamar Advertising Co., Class A	39	2,934
LaSalle Hotel Properties	123	3,498
Lexington Realty Trust	248	2,594
Liberty Property Trust	139	6,238
Macerich Co. (The)	121	7,835
Mack-Cali Realty Corp.	110	2,434
Medical Properties Trust, Inc.	198	2,711
Mid-America Apartment Communities, Inc.	48	4,917
National Retail Properties, Inc.	83	3,409
Omega Healthcare Investors, Inc.	130	3,490
Outfront Media, Inc.	157	3,683
Paramount Group, Inc.	153	2,474
Park Hotels & Resorts, Inc.	129	3,767
Piedmont Office Realty Trust, Inc., Class A	179	3,569
Prologis, Inc.	362	23,975
Public Storage	51	10,869
Quality Care Properties, Inc.*	268	3,937
Rayonier, Inc.	137	4,322
Realty Income Corp.	122	6,747
Regency Centers Corp.	54	3,662
Retail Properties of America, Inc., Class A	260	3,396
RLJ Lodging Trust	155	3,360
Ryman Hospitality Properties, Inc.	41	2,849
SBA Communications Corp.*	22	3,734
Senior Housing Properties Trust	298	5,707
Simon Property Group, Inc.	151	24,424
SL Green Realty Corp.	74	7,565
Spirit Realty Capital, Inc.	392	3,348
Sun Communities, Inc.	29	2,699
Sunstone Hotel Investors, Inc.	216	3,609
Taubman Centers, Inc.	50	2,935
UDR, Inc.	157	6,175
Ventas, Inc.	293	18,755
VEREIT, Inc.	910	7,098
Vornado Realty Trust	109	8,461
Washington Prime Group, Inc.	362	2,574
Weingarten Realty Investors	86	2,834
Welltower, Inc.	334	22,532
Weyerhaeuser Co.	417	14,753
WP Carey, Inc.	70	4,983
Xenia Hotels & Resorts, Inc.	173	3,804
		533,384
Food & Staples Retailing - 3.0%
Andersons, Inc. (The)	66	2,132
Casey’s General Stores, Inc.	39	4,709
Costco Wholesale Corp.	417	76,907
CVS Health Corp.	1,321	101,189
Kroger Co. (The)	1,538	39,773
Performance Food Group Co.*	124	3,677
Rite Aid Corp.*	2,115	4,251
SpartanNash Co.	68	1,724
Sprouts Farmers Market, Inc.*	122	2,852
SUPERVALU, Inc.*	233	4,259
Sysco Corp.	577	33,310
United Natural Foods, Inc.*	94	4,514
US Foods Holding Corp.*	108	3,145
Walgreens Boots Alliance, Inc.	730	53,115
Wal-Mart Stores, Inc.	2,697	262,229
		597,786
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,208	48,175
Bunge Ltd.	379	25,359
Campbell Soup Co.	118	5,817
Conagra Brands, Inc.	311	11,610
Darling Ingredients, Inc.*	298	5,349
Dean Foods Co.	161	1,797
Flowers Foods, Inc.	174	3,476
General Mills, Inc.	491	27,771
Hain Celestial Group, Inc. (The)*	82	3,370
Hershey Co. (The)	77	8,542
Hormel Foods Corp.	142	5,176
Ingredion, Inc.	50	6,924
JM Smucker Co. (The)	87	10,150
Kellogg Co.	182	12,041
Kraft Heinz Co. (The)	343	27,910
Lamb Weston Holdings, Inc.	99	5,383
McCormick & Co., Inc. (Non-Voting)	59	6,029
Mondelez International, Inc., Class A	1,313	56,380
Pinnacle Foods, Inc.	66	3,843
Post Holdings, Inc.*	35	2,781
TreeHouse Foods, Inc.*	43	1,979
Tyson Foods, Inc., Class A	288	23,688
		303,550
Gas Utilities - 0.2%
Atmos Energy Corp.	90	8,306
National Fuel Gas Co.	72	4,234
New Jersey Resources Corp.	82	3,657
ONE Gas, Inc.	46	3,645
Spire, Inc.	39	3,208
UGI Corp.	173	8,479
WGL Holdings, Inc.	43	3,635
		35,164
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	836	47,125
Baxter International, Inc.	372	24,377
Becton Dickinson and Co.	94	21,452
Boston Scientific Corp.*	334	8,778
Cooper Cos., Inc. (The)	16	3,859
CR Bard, Inc.	21	7,055
Danaher Corp.	245	23,118
DENTSPLY SIRONA, Inc.	63	4,222
Edwards Lifesciences Corp.*	56	6,563
Hologic, Inc.*	106	4,422
Intuitive Surgical, Inc.*	28	11,194

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Medtronic plc	855	70,221
ResMed, Inc.	48	4,099
STERIS plc	54	4,858
Stryker Corp.	124	19,344
Teleflex, Inc.	17	4,514
Varian Medical Systems, Inc.*	50	5,587
Zimmer Biomet Holdings, Inc.	103	12,061
		282,849
Health Care Providers & Services - 3.7%
Aetna, Inc.	321	57,838
AmerisourceBergen Corp.	345	29,263
Anthem, Inc.	357	83,881
Brookdale Senior Living, Inc.*	331	3,538
Cardinal Health, Inc.	616	36,461
Centene Corp.*	133	13,578
Cigna Corp.	178	37,688
Community Health Systems, Inc.*	1,522	6,925
DaVita, Inc.*	220	13,433
Envision Healthcare Corp.*	49	1,565
Express Scripts Holding Co.*	1,037	67,592
HCA Healthcare, Inc.*	327	27,795
HealthSouth Corp.	71	3,546
Henry Schein, Inc.*	111	7,931
Humana, Inc.	145	37,825
Kindred Healthcare, Inc.	508	3,734
Laboratory Corp. of America Holdings*	77	12,187
LifePoint Health, Inc.*	77	3,681
Magellan Health, Inc.*	42	3,549
McKesson Corp.	469	69,290
MEDNAX, Inc.*	63	3,137
Molina Healthcare, Inc.*	92	7,198
Owens & Minor, Inc.	140	2,680
Patterson Cos., Inc.	76	2,778
Quest Diagnostics, Inc.	114	11,224
Select Medical Holdings Corp.*	209	3,689
Tenet Healthcare Corp.*	574	8,093
UnitedHealth Group, Inc.	666	151,961
Universal Health Services, Inc., Class B	67	7,259
WellCare Health Plans, Inc.*	53	11,288
		730,607
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	182	2,603
Cerner Corp.*	112	7,917
		10,520
Hotels, Restaurants & Leisure - 1.7%
Aramark	232	9,883
Bloomin’ Brands, Inc.	140	3,006
Brinker International, Inc.	60	2,204
Caesars Entertainment Corp.*	241	3,193
Carnival Corp.	367	24,090
Chipotle Mexican Grill, Inc.*	12	3,653
Cracker Barrel Old Country Store, Inc.	16	2,501
Darden Restaurants, Inc.	107	9,022
Hilton Worldwide Holdings, Inc.	102	7,911
International Game Technology plc	135	3,711
Las Vegas Sands Corp.	362	25,083
Marriott International, Inc., Class A	98	12,446
McDonald’s Corp.	588	101,118
MGM Resorts International	451	15,388
Norwegian Cruise Line Holdings Ltd.*	98	5,308
Pinnacle Entertainment, Inc.*	181	5,553
Royal Caribbean Cruises Ltd.	96	11,893
SeaWorld Entertainment, Inc.*	130	1,528
Six Flags Entertainment Corp.	50	3,271
Starbucks Corp.	402	23,244
Wyndham Worldwide Corp.	81	9,104
Wynn Resorts Ltd.	117	18,495
Yum Brands, Inc.	203	16,944
Yum China Holdings, Inc.	259	10,575
		329,124
Household Durables - 0.5%
CalAtlantic Group, Inc.	88	4,931
DR Horton, Inc.	239	12,189
Garmin Ltd.	100	6,208
Leggett & Platt, Inc.	107	5,162
Lennar Corp., Class A	137	8,601
Mohawk Industries, Inc.*	37	10,457
Newell Brands, Inc.	145	4,491
NVR, Inc.*	2	6,950
PulteGroup, Inc.	249	8,498
Tempur Sealy International, Inc.*	50	2,895
Toll Brothers, Inc.	154	7,751
Tupperware Brands Corp.	52	3,282
Whirlpool Corp.	91	15,340
		96,755
Household Products - 1.3%
Church & Dwight Co., Inc.	116	5,463
Clorox Co. (The)	67	9,332
Colgate-Palmolive Co.	445	32,240
HRG Group, Inc.*	151	2,620
Kimberly-Clark Corp.	225	26,946
Procter & Gamble Co. (The)	2,033	182,950
		259,551
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	1,703	18,018
Calpine Corp.*	806	12,106
Dynegy, Inc.*	442	5,361
NRG Energy, Inc.	611	16,894
		52,379
Industrial Conglomerates - 1.6%
3M Co.	336	81,695
Carlisle Cos., Inc.	38	4,369
General Electric Co.	8,358	152,868
Honeywell International, Inc.	443	69,090
Roper Technologies, Inc.	36	9,619
		317,641
Insurance - 4.4%
Aflac, Inc.	498	43,645
Alleghany Corp.*	17	9,942
Allstate Corp. (The)	466	47,840
Ambac Financial Group, Inc.*	123	1,852
American Equity Investment Life Holding Co.	119	3,776
American Financial Group, Inc.	80	8,405
American International Group, Inc.	1,748	104,810
Aon plc	138	19,350
Arch Capital Group Ltd.*	81	7,670
Arthur J Gallagher & Co.	125	8,229
Aspen Insurance Holdings Ltd.	68	2,788
Assurant, Inc.	92	9,280
Assured Guaranty Ltd.	167	6,064
Axis Capital Holdings Ltd.	106	5,553
Brighthouse Financial, Inc.*	135	7,937
Brown & Brown, Inc.	66	3,382
Chubb Ltd.	300	45,633
Cincinnati Financial Corp.	128	9,565
CNO Financial Group, Inc.	255	6,429
Everest Re Group Ltd.	36	7,906
First American Financial Corp.	130	7,227

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
FNF Group	174	7,040
Genworth Financial, Inc., Class A*	4,175	14,153
Hanover Insurance Group, Inc. (The)	54	5,810
Hartford Financial Services Group, Inc. (The)	633	36,359
Kemper Corp.	52	3,588
Lincoln National Corp.	249	19,061
Loews Corp.	393	19,760
Markel Corp.*	9	9,962
Marsh & McLennan Cos., Inc.	282	23,668
MBIA, Inc.*	423	3,562
MetLife, Inc.	1,488	79,876
Old Republic International Corp.	330	6,920
Principal Financial Group, Inc.	272	19,255
ProAssurance Corp.	68	4,206
Progressive Corp. (The)	539	28,664
Prudential Financial, Inc.	598	69,272
Reinsurance Group of America, Inc.	80	12,964
RenaissanceRe Holdings Ltd.	33	4,377
RLI Corp.	40	2,389
Selective Insurance Group, Inc.	53	3,244
Torchmark Corp.	90	7,996
Travelers Cos., Inc. (The)	435	58,973
Unum Group	275	15,570
Validus Holdings Ltd.	83	4,082
White Mountains Insurance Group Ltd.	4	3,564
Willis Towers Watson plc	51	8,201
WR Berkley Corp.	97	6,705
XL Group Ltd.	327	12,694
		859,198
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.*	58	68,251
Expedia, Inc.	50	6,125
HSN, Inc.	72	2,927
Liberty Interactive Corp. QVC Group, Class A*	708	17,275
Netflix, Inc.*	33	6,190
Priceline Group, Inc. (The)*	11	19,137
		119,905
Internet Software & Services - 1.4%
Akamai Technologies, Inc.*	78	4,351
Alphabet, Inc., Class A*	91	94,291
Alphabet, Inc., Class C*	89	90,906
Cars.com, Inc.*	85	2,060
eBay, Inc.*	365	12,655
Facebook, Inc., Class A*	298	52,800
IAC/InterActiveCorp*	45	5,727
Twitter, Inc.*	206	4,239
		267,029
IT Services - 2.4%
Accenture plc, Class A	319	47,215
Alliance Data Systems Corp.	33	7,896
Amdocs Ltd.	91	5,941
Automatic Data Processing, Inc.	206	23,579
Booz Allen Hamilton Holding Corp.	221	8,551
Broadridge Financial Solutions, Inc.	53	4,784
CACI International, Inc., Class A*	28	3,695
Cognizant Technology Solutions Corp., Class A	296	21,395
Convergys Corp.	95	2,345
CoreLogic, Inc.*	58	2,529
CSRA, Inc.	126	3,645
DST Systems, Inc.	48	3,004
DXC Technology Co.	214	20,574
Fidelity National Information Services, Inc.	178	16,791
First Data Corp., Class A*	281	4,622
Fiserv, Inc.*	81	10,647
FleetCor Technologies, Inc.*	21	3,819
Genpact Ltd.	114	3,675
Global Payments, Inc.	48	4,827
International Business Machines Corp.	827	127,333
Leidos Holdings, Inc.	81	5,149
Mastercard, Inc., Class A	172	25,881
Paychex, Inc.	171	11,510
PayPal Holdings, Inc.*	413	31,277
Science Applications International Corp.	26	1,929
Teradata Corp.*	113	4,295
Total System Services, Inc.	66	4,908
Unisys Corp.*	209	1,620
Vantiv, Inc., Class A*	42	3,150
Visa, Inc., Class A	416	46,837
Western Union Co. (The)	483	9,510
		472,933
Leisure Products - 0.1%
Brunswick Corp.	55	3,044
Hasbro, Inc.	62	5,767
Mattel, Inc.	464	8,468
Polaris Industries, Inc.	53	6,732
Vista Outdoor, Inc.*	131	1,888
		25,899
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	137	9,486
Bio-Rad Laboratories, Inc., Class A*	13	3,527
Illumina, Inc.*	21	4,831
IQVIA Holdings, Inc.*	41	4,182
Mettler-Toledo International, Inc.*	6	3,775
PerkinElmer, Inc.	55	4,052
Thermo Fisher Scientific, Inc.	169	32,576
Waters Corp.*	27	5,324
		67,753
Machinery - 2.2%
AGCO Corp.	115	8,140
Allison Transmission Holdings, Inc.	100	4,104
Caterpillar, Inc.	697	98,382
Colfax Corp.*	117	4,359
Crane Co.	36	3,073
Cummins, Inc.	148	24,775
Deere & Co.	344	51,552
Donaldson Co., Inc.	70	3,493
Dover Corp.	130	12,702
Flowserve Corp.	115	4,897
Fortive Corp.	160	11,944
Graco, Inc.	24	3,158
Harsco Corp.*	173	3,123
IDEX Corp.	40	5,423
Illinois Tool Works, Inc.	173	29,280
Ingersoll-Rand plc	170	14,895
ITT, Inc.	62	3,360
Kennametal, Inc.	79	3,683
Lincoln Electric Holdings, Inc.	31	2,825
Meritor, Inc.*	164	4,097
Navistar International Corp.*	134	5,455
Oshkosh Corp.	72	6,483
PACCAR, Inc.	355	24,967

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Parker-Hannifin Corp.	100	18,749
Pentair plc	135	9,607
Rexnord Corp.*	109	2,716
Snap-on, Inc.	30	5,083
SPX FLOW, Inc.*	92	4,119
Stanley Black & Decker, Inc.	116	19,677
Terex Corp.	150	7,014
Timken Co. (The)	68	3,393
Trinity Industries, Inc.	198	7,059
WABCO Holdings, Inc.*	28	4,185
Wabtec Corp.	30	2,307
Welbilt, Inc.*	120	2,693
Woodward, Inc.	32	2,475
Xylem, Inc.	102	7,073
		430,320
Marine - 0.0%(b)
Kirby Corp.*	62	4,173

Media - 2.3%
AMC Networks, Inc., Class A*	40	2,062
CBS Corp. (Non-Voting), Class B	265	14,856
Charter Communications, Inc., Class A*	26	8,481
Cinemark Holdings, Inc.	90	3,250
Comcast Corp., Class A	3,414	128,162
Discovery Communications, Inc., Class A*	119	2,263
Discovery Communications, Inc., Class C*	176	3,182
DISH Network Corp., Class A*	121	6,129
Gannett Co., Inc.	316	3,621
Interpublic Group of Cos., Inc. (The)	312	6,171
Liberty Broadband Corp., Class A*	4	343
Liberty Broadband Corp., Class C*	28	2,435
Liberty Global plc, Class A*	216	6,860
Liberty Global plc, Class C*	556	17,142
Live Nation Entertainment, Inc.*	156	7,079
Meredith Corp.	35	2,385
News Corp., Class A	665	10,746
News Corp., Class B	187	3,067
Omnicom Group, Inc.	204	14,574
Regal Entertainment Group, Class A	149	3,011
Scripps Networks Interactive, Inc., Class A	40	3,274
TEGNA, Inc.	254	3,373
Time Warner, Inc.	544	49,781
Time, Inc.	165	3,069
Tribune Media Co., Class A	174	7,169
Twenty-First Century Fox, Inc., Class A	738	23,572
Twenty-First Century Fox, Inc., Class B	300	9,345
Viacom, Inc., Class B	473	13,395
Walt Disney Co. (The)	822	86,162
		444,959
Metals & Mining - 0.7%
AK Steel Holding Corp.*	324	1,578
Alcoa Corp.*	516	21,419
Allegheny Technologies, Inc.*	216	4,918
Carpenter Technology Corp.	55	2,719
Cleveland-Cliffs, Inc.*	475	3,164
Commercial Metals Co.	191	3,789
Compass Minerals International, Inc.	30	2,093
Constellium NV, Class A*	335	3,551
Freeport-McMoRan, Inc.*	2,485	34,591
Newmont Mining Corp.	519	19,198
Nucor Corp.	336	19,320
Reliance Steel & Aluminum Co.	91	7,154
Southern Copper Corp.	87	3,658
Steel Dynamics, Inc.	179	6,891
United States Steel Corp.	213	6,160
		140,203
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	556	11,065
Annaly Capital Management, Inc.	1,517	17,703
Blackstone Mortgage Trust, Inc., Class A	78	2,552
Chimera Investment Corp.	237	4,337
Invesco Mortgage Capital, Inc.	211	3,726
MFA Financial, Inc.	500	4,000
New Residential Investment Corp.	236	4,175
PennyMac Mortgage Investment Trust	158	2,474
Starwood Property Trust, Inc.	235	5,095
Two Harbors Investment Corp.	249	3,984
		59,111
Multiline Retail - 0.8%
Big Lots, Inc.	64	3,783
Dillard’s, Inc., Class A	62	3,726
Dollar General Corp.	178	15,678
Dollar Tree, Inc.*	137	14,078
JC Penney Co., Inc.*	845	2,797
Kohl’s Corp.	433	20,771
Macy’s, Inc.	776	18,469
Nordstrom, Inc.	257	11,681
Sears Holdings Corp.*	380	1,550
Target Corp.	979	58,642
		151,175
Multi-Utilities - 1.4%
Ameren Corp.	298	19,060
Avista Corp.	82	4,259
Black Hills Corp.	47	2,750
CenterPoint Energy, Inc.	544	16,325
CMS Energy Corp.	281	14,022
Consolidated Edison, Inc.	395	35,171
Dominion Energy, Inc.	523	44,000
DTE Energy Co.	203	23,461
MDU Resources Group, Inc.	228	6,373
NiSource, Inc.	302	8,314
NorthWestern Corp.	50	3,213
Public Service Enterprise Group, Inc.	684	36,293
SCANA Corp.	159	6,864
Sempra Energy	237	28,675
Vectren Corp.	87	6,046
WEC Energy Group, Inc.	251	17,442
		272,268
Oil, Gas & Consumable Fuels - 8.8%
Aegean Marine Petroleum Network, Inc.	220	880
Anadarko Petroleum Corp.	405	19,476
Andeavor	235	24,785
Antero Resources Corp.*	185	3,515
Apache Corp.	296	12,382
Cabot Oil & Gas Corp.	162	4,690
California Resources Corp.*	130	2,045
Chesapeake Energy Corp.*	1,271	5,173
Chevron Corp.	3,108	369,821
Cimarex Energy Co.	31	3,599
CNX Resources Corp.*	419	5,845
Concho Resources, Inc.*	69	9,650

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
ConocoPhillips	2,471	125,724
CONSOL Energy, Inc.*	52	1,152
Continental Resources, Inc.*	50	2,367
Cosan Ltd., Class A	308	2,852
Delek US Energy, Inc.	198	6,578
Devon Energy Corp.	335	12,908
Energen Corp.*	64	3,613
EOG Resources, Inc.	254	25,989
EQT Corp.	106	6,318
Exxon Mobil Corp.	6,112	509,068
Hess Corp.	569	26,106
HollyFrontier Corp.	661	29,401
Kinder Morgan, Inc.	2,308	39,767
Marathon Oil Corp.	2,007	29,784
Marathon Petroleum Corp.	1,095	68,580
Murphy Oil Corp.	476	13,304
Newfield Exploration Co.*	59	1,825
Noble Energy, Inc.	401	10,546
Oasis Petroleum, Inc.*	251	2,568
Occidental Petroleum Corp.	947	66,764
ONEOK, Inc.	216	11,210
PBF Energy, Inc., Class A	377	12,204
Phillips 66	1,094	106,731
Pioneer Natural Resources Co.	50	7,802
QEP Resources, Inc.*	343	3,313
Range Resources Corp.	108	1,946
SM Energy Co.	143	2,952
Southwestern Energy Co.*	274	1,743
Targa Resources Corp.	86	3,732
Teekay Corp.	225	1,874
Valero Energy Corp.	1,159	99,234
Whiting Petroleum Corp.*	159	3,967
Williams Cos., Inc. (The)	826	23,995
World Fuel Services Corp.	260	7,298
WPX Energy, Inc.*	259	3,282
		1,738,358
Paper & Forest Products - 0.0%(b)
Domtar Corp.	145	6,992
Personal Products - 0.1%
Avon Products, Inc.*	1,638	3,243
Edgewell Personal Care Co.*	46	2,668
Estee Lauder Cos., Inc. (The), Class A	93	11,609
Herbalife Ltd.*	69	4,840
Nu Skin Enterprises, Inc., Class A	55	3,735
		26,095
Pharmaceuticals - 3.9%
Allergan plc	252	43,805
Bristol-Myers Squibb Co.	984	62,179
Catalent, Inc.*	83	3,303
Eli Lilly & Co.	629	53,239
Endo International plc*	484	3,553
Jazz Pharmaceuticals plc*	18	2,515
Johnson & Johnson	1,750	243,827
Mallinckrodt plc*	120	2,618
Merck & Co., Inc.	2,129	117,670
Mylan NV*	339	12,384
Perrigo Co. plc	108	9,419
Pfizer, Inc.	5,671	205,630
Zoetis, Inc.	128	9,253
		769,395
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	24	2,955
Equifax, Inc.	41	4,679
FTI Consulting, Inc.*	54	2,323
IHS Markit Ltd.*	73	3,257
ManpowerGroup, Inc.	119	15,339
Nielsen Holdings plc	229	8,409
Robert Half International, Inc.	86	4,905
Verisk Analytics, Inc.*	45	4,339
		46,206
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	205	8,889
Howard Hughes Corp. (The)*	21	2,604
Jones Lang LaSalle, Inc.	39	5,947
Realogy Holdings Corp.	221	6,168
		23,608
Road & Rail - 1.0%
AMERCO	6	2,224
Avis Budget Group, Inc.*	336	12,802
CSX Corp.	604	33,673
Genesee & Wyoming, Inc., Class A*	48	3,783
Hertz Global Holdings, Inc.*	893	16,922
JB Hunt Transport Services, Inc.	45	5,001
Kansas City Southern	75	8,410
Norfolk Southern Corp.	236	32,717
Old Dominion Freight Line, Inc.	43	5,557
Ryder System, Inc.	102	8,413
Union Pacific Corp.	539	68,184
YRC Worldwide, Inc.*	208	2,563
		200,249
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.*	252	2,664
Analog Devices, Inc.	137	11,797
Applied Materials, Inc.	489	25,805
Broadcom Ltd.	46	12,785
Cree, Inc.*	112	3,980
Cypress Semiconductor Corp.	229	3,666
First Solar, Inc.*	148	9,191
Intel Corp.	4,488	201,242
KLA-Tencor Corp.	155	15,847
Lam Research Corp.	56	10,770
Marvell Technology Group Ltd.	296	6,613
Maxim Integrated Products, Inc.	165	8,634
Microchip Technology, Inc.	95	8,264
Micron Technology, Inc.*	1,051	44,552
NVIDIA Corp.	70	14,050
NXP Semiconductors NV*	120	13,607
ON Semiconductor Corp.*	260	5,221
Qorvo, Inc.*	96	7,352
QUALCOMM, Inc.	1,245	82,593
Skyworks Solutions, Inc.	46	4,818
Teradyne, Inc.	93	3,764
Texas Instruments, Inc.	451	43,878
Xilinx, Inc.	124	8,619
		549,712
Software - 2.7%
Activision Blizzard, Inc.	261	16,286
Adobe Systems, Inc.*	91	16,514
ANSYS, Inc.*	31	4,594
Autodesk, Inc.*	40	4,388
CA, Inc.	317	10,483
Cadence Design Systems, Inc.*	89	3,908
CDK Global, Inc.	35	2,418
Check Point Software Technologies Ltd.*	41	4,276
Citrix Systems, Inc.*	60	5,258
Electronic Arts, Inc.*	72	7,657
Intuit, Inc.	63	9,905
Microsoft Corp.	3,628	305,369
Nuance Communications, Inc.*	161	2,502
Oracle Corp.	1,908	93,606

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Red Hat, Inc.*	33	4,183
salesforce.com, Inc.*	75	7,824
Symantec Corp.	673	19,497
Synopsys, Inc.*	65	5,875
		524,543
Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	318	5,520
Advance Auto Parts, Inc.	41	4,141
American Eagle Outfitters, Inc.	286	4,599
Asbury Automotive Group, Inc.*	46	3,027
Ascena Retail Group, Inc.*	707	1,654
AutoNation, Inc.*	174	9,634
AutoZone, Inc.*	14	9,615
Bed Bath & Beyond, Inc.	313	7,008
Best Buy Co., Inc.	455	27,123
Burlington Stores, Inc.*	36	3,829
CarMax, Inc.*	169	11,646
Dick’s Sporting Goods, Inc.	82	2,416
DSW, Inc., Class A	119	2,538
Express, Inc.*	213	2,075
Foot Locker, Inc.	102	4,370
GameStop Corp., Class A	290	5,438
Gap, Inc. (The)	387	12,504
Genesco, Inc.*	45	1,400
GNC Holdings, Inc., Class A	365	2,037
Group 1 Automotive, Inc.	54	4,376
Guess?, Inc.	197	3,250
Home Depot, Inc. (The)	603	108,431
L Brands, Inc.	278	15,587
Lithia Motors, Inc., Class A	24	2,815
Lowe’s Cos., Inc.	619	51,606
Murphy USA, Inc.*	145	11,433
Office Depot, Inc.	1,719	5,621
O’Reilly Automotive, Inc.*	33	7,795
Penske Automotive Group, Inc.	80	3,869
Ross Stores, Inc.	156	11,861
Sally Beauty Holdings, Inc.*	144	2,455
Signet Jewelers Ltd.	78	4,079
Sonic Automotive, Inc., Class A	128	2,720
Tiffany & Co.	78	7,371
TJX Cos., Inc. (The)	344	25,989
Tractor Supply Co.	52	3,548
Urban Outfitters, Inc.*	105	3,268
Williams-Sonoma, Inc.	103	5,269
		401,917
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,632	452,309
Diebold Nixdorf, Inc.	84	1,613
Hewlett Packard Enterprise Co.	2,490	34,735
HP, Inc.	2,448	52,510
NCR Corp.*	117	3,661
NetApp, Inc.	191	10,793
Seagate Technology plc	382	14,730
Western Digital Corp.	232	18,296
Xerox Corp.	494	14,652
		603,299
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*	44	3,288
Fossil Group, Inc.*	168	1,189
Hanesbrands, Inc.	229	4,784
Michael Kors Holdings Ltd.*	153	8,941
NIKE, Inc., Class B	444	26,827
PVH Corp.	77	10,360
Ralph Lauren Corp.	83	7,898
Tapestry, Inc.	270	11,256
Under Armour, Inc., Class A*	72	957
Under Armour, Inc., Class C*	71	847
VF Corp.	247	18,021
		94,368
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	162	2,278
MGIC Investment Corp.*	216	3,158
New York Community Bancorp, Inc.	715	9,538
PHH Corp.*	297	3,374
Radian Group, Inc.	131	2,684
Washington Federal, Inc.	71	2,471
		23,503
Tobacco - 0.9%
Altria Group, Inc.	1,010	68,508
Philip Morris International, Inc.	1,115	114,566
Universal Corp.	40	2,134
		185,208
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	208	10,810
Air Lease Corp.	76	3,291
Aircastle Ltd.	95	2,328
Fastenal Co.	149	7,806
GATX Corp.	45	2,842
HD Supply Holdings, Inc.*	146	5,399
MRC Global, Inc.*	197	3,095
MSC Industrial Direct Co., Inc., Class A	32	2,882
NOW, Inc.*	140	1,445
Rush Enterprises, Inc., Class A*	69	3,361
United Rentals, Inc.*	68	10,845
Univar, Inc.*	138	4,065
Watsco, Inc.	19	3,182
WESCO International, Inc.*	86	5,637
WW Grainger, Inc.	37	8,188
		75,176
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	57	3,806

Water Utilities - 0.1%
American Water Works Co., Inc.	132	12,086
Aqua America, Inc.	115	4,369
		16,455
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	197	5,455
T-Mobile US, Inc.*	172	10,504
		15,959
TOTAL COMMON STOCKS (Cost $14,274,420)		18,847,895

	No. of Warrants

WARRANTS - 0.0%(b)

Energy Equipment & Services - 0.0%(b)
Tidewater, Inc., Series A, expiring 7/31/2023*	127	273
Tidewater, Inc., Series B, expiring 7/31/2023*	137	281
TOTAL WARRANTS (Cost $—)		554

See accompanying notes to the financial statements.

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 6.5%

REPURCHASE AGREEMENTS(c) - 6.5%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $1,274,614 (Cost $1,274,577)	1,274,577	1,274,577

Total Investments - 102.2% (Cost $15,548,997)		20,123,026
Liabilities Less Other Assets - (2.2%)		(428,348)
Net assets - 100.0%		19,694,678

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $297,838.

(b)              Represents less than 0.05% of net assets.

(c)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,107,954
Aggregate gross unrealized depreciation	(1,027,827)
Net unrealized appreciation	$4,080,127
Federal income tax cost	$15,559,870

See accompanying notes to the financial statements.

Swap Agreements(1)

RAFI® Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(400,000)	(460,314)	11/6/2018	Goldman Sachs International	(1.41)%	Russell 1000 Total Return Index	(63,344)
200,000	223,980	11/6/2018	Goldman Sachs International	1.66%	FTSE RAFI US 1000 Total Return Index	26,629
(200,000)	(236,334)					(36,715)	—	—	(36,715)
(19,176,643)	(19,624,629)	11/6/2019	Societe Generale	(0.94)%	Russell 1000 Total Return Index	(476,977)
1,096,939	1,125,839	11/6/2019	Societe Generale	1.44%	FTSE RAFI US 1000 Total Return Index	30,663
(18,079,704)	(18,498,790)					(446,314)	279,052	66,237	(101,025)

(18,279,704)	(18,735,124)					(483,029)
					Total Appreciation	57,292
					Total Depreciation	(540,321)

(1)   The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)   Agreements may be terminated at will by either party without penalty.

(3)   Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)   The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)   Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.6%
Arconic, Inc.	125	3,076
Boeing Co. (The)	179	49,547
General Dynamics Corp.	90	18,644
L3 Technologies, Inc.	25	4,965
Lockheed Martin Corp.	81	25,849
Northrop Grumman Corp.	56	17,215
Raytheon Co.	94	17,968
Rockwell Collins, Inc.	52	6,880
Textron, Inc.	85	4,735
TransDigm Group, Inc.	16	4,541
United Technologies Corp.	240	29,148
		182,568
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	45	3,899
Expeditors International of Washington, Inc.	58	3,757
FedEx Corp.	80	18,517
United Parcel Service, Inc., Class B	222	26,962
		53,135
Airlines - 0.5%
Alaska Air Group, Inc.	40	2,767
American Airlines Group, Inc.	140	7,068
Delta Air Lines, Inc.	215	11,378
Southwest Airlines Co.	178	10,799
United Continental Holdings, Inc.*	84	5,319
		37,331
Auto Components - 0.2%
BorgWarner, Inc.	64	3,563
Delphi Automotive plc	86	9,002
Goodyear Tire & Rubber Co. (The)	81	2,622
		15,187
Automobiles - 0.5%
Ford Motor Co.	1,263	15,813
General Motors Co.	424	18,270
Harley-Davidson, Inc.	55	2,761
		36,844
Banks - 6.9%
Bank of America Corp.	3,169	89,271
BB&T Corp.	261	12,898
Citigroup, Inc.	880	66,440
Citizens Financial Group, Inc.	162	6,593
Comerica, Inc.	57	4,749
Fifth Third Bancorp	238	7,261
Huntington Bancshares, Inc.	352	5,069
JPMorgan Chase & Co.	1,136	118,735
KeyCorp	351	6,662
M&T Bank Corp.	49	8,278
People’s United Financial, Inc.	111	2,111
PNC Financial Services Group, Inc. (The)	155	21,787
Regions Financial Corp.	386	6,404
SunTrust Banks, Inc.	155	9,553
US Bancorp	513	28,292
Wells Fargo & Co.	1,443	81,486
Zions Bancorp	65	3,221
		478,810
Beverages - 2.1%
Brown-Forman Corp., Class B	63	3,767
Coca-Cola Co. (The)	1,240	56,755
Constellation Brands, Inc., Class A	56	12,185
Dr Pepper Snapple Group, Inc.	59	5,321
Molson Coors Brewing Co., Class B	60	4,686
Monster Beverage Corp.*	134	8,398
PepsiCo, Inc.	461	53,716
		144,828
Biotechnology - 2.9%
AbbVie, Inc.	515	49,914
Alexion Pharmaceuticals, Inc.*	72	7,906
Amgen, Inc.	236	41,456
Biogen, Inc.*	68	21,908
Celgene Corp.*	253	25,510
Gilead Sciences, Inc.	422	31,557
Incyte Corp.*	55	5,444
Regeneron Pharmaceuticals, Inc.*	25	9,047
Vertex Pharmaceuticals, Inc.*	81	11,687
		204,429
Building Products - 0.4%
Allegion plc	31	2,608
AO Smith Corp.	47	2,981
Fortune Brands Home & Security, Inc.	50	3,421
Johnson Controls International plc	301	11,329
Masco Corp.	103	4,420
		24,759
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	18	3,576
Ameriprise Financial, Inc.	48	7,835
Bank of New York Mellon Corp. (The)	334	18,283
BlackRock, Inc.	40	20,048
Cboe Global Markets, Inc.	36	4,444
Charles Schwab Corp. (The)	385	18,784
CME Group, Inc.	110	16,449
E*TRADE Financial Corp.*	89	4,285
Franklin Resources, Inc.	106	4,595
Goldman Sachs Group, Inc. (The)	116	28,726
Intercontinental Exchange, Inc.	190	13,576
Invesco Ltd.	131	4,738
Moody’s Corp.	54	8,198
Morgan Stanley	457	23,586
Nasdaq, Inc.	38	3,008
Northern Trust Corp.	69	6,747
Raymond James Financial, Inc.	41	3,620
S&P Global, Inc.	83	13,735
State Street Corp.	121	11,537
T. Rowe Price Group, Inc.	78	8,028
		223,798
Chemicals - 2.3%
Air Products & Chemicals, Inc.	70	11,413
Albemarle Corp.	36	4,836
CF Industries Holdings, Inc.	75	2,810
DowDuPont, Inc.	754	54,258
Eastman Chemical Co.	47	4,341
Ecolab, Inc.	84	11,417
FMC Corp.	43	4,059
International Flavors & Fragrances, Inc.	26	4,041
LyondellBasell Industries NV, Class A	105	10,994
Monsanto Co.	142	16,804
Mosaic Co. (The)	113	2,745
PPG Industries, Inc.	83	9,699
Praxair, Inc.	92	14,161
Sherwin-Williams Co. (The)	27	10,784
		162,362

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.3%
Cintas Corp.	28	4,408
Republic Services, Inc.	74	4,805
Stericycle, Inc.*	28	1,857
Waste Management, Inc.	131	10,775
		21,845
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,615	60,239
F5 Networks, Inc.*	21	2,818
Harris Corp.	39	5,636
Juniper Networks, Inc.	123	3,414
Motorola Solutions, Inc.	53	4,988
		77,095
Construction & Engineering - 0.1%
Fluor Corp.	45	2,178
Jacobs Engineering Group, Inc.	39	2,560
Quanta Services, Inc.*	49	1,857
		6,595
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20	4,168
Vulcan Materials Co.	43	5,403
		9,571
Consumer Finance - 0.8%
American Express Co.	237	23,157
Capital One Financial Corp.	156	14,352
Discover Financial Services	120	8,472
Navient Corp.	89	1,122
Synchrony Financial	241	8,650
		55,753
Containers & Packaging - 0.4%
Avery Dennison Corp.	29	3,309
Ball Corp.	114	4,550
International Paper Co.	133	7,529
Packaging Corp. of America	30	3,558
Sealed Air Corp.	61	2,931
WestRock Co.	82	5,118
		26,995
Distributors - 0.1%
Genuine Parts Co.	47	4,370
LKQ Corp.*	100	3,942
		8,312
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	68	1,780

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	621	119,859
Leucadia National Corp.	102	2,684
		122,543
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,983	72,142
CenturyLink, Inc.	314	4,581
Verizon Communications, Inc.	1,317	67,022
		143,745
Electric Utilities - 2.1%
Alliant Energy Corp.	75	3,383
American Electric Power Co., Inc.	159	12,343
Duke Energy Corp.	226	20,155
Edison International	105	8,533
Entergy Corp.	58	5,016
Eversource Energy	102	6,615
Exelon Corp.	310	12,930
FirstEnergy Corp.	143	4,882
NextEra Energy, Inc.	151	23,864
PG&E Corp.	166	9,004
Pinnacle West Capital Corp.	36	3,305
PPL Corp.	221	8,104
Southern Co. (The)	323	16,538
Xcel Energy, Inc.	164	8,464
		143,136
Electrical Equipment - 0.6%
Acuity Brands, Inc.	14	2,400
AMETEK, Inc.	75	5,452
Eaton Corp. plc	144	11,200
Emerson Electric Co.	207	13,418
Rockwell Automation, Inc.	41	7,916
		40,386
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	99	8,968
Corning, Inc.	292	9,458
FLIR Systems, Inc.	44	2,050
TE Connectivity Ltd.	114	10,766
		31,242
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	30	3,812
American Tower Corp.	139	20,006
Apartment Investment & Management Co., Class A	51	2,249
AvalonBay Communities, Inc.	45	8,160
Boston Properties, Inc.	50	6,269
Crown Castle International Corp.	131	14,803
Digital Realty Trust, Inc.	66	7,702
Duke Realty Corp.	115	3,235
Equinix, Inc.	25	11,612
Equity Residential	119	7,952
Essex Property Trust, Inc.	21	5,187
Extra Space Storage, Inc.	41	3,500
Federal Realty Investment Trust	23	3,041
GGP, Inc.	202	4,747
HCP, Inc.	151	3,992
Host Hotels & Resorts, Inc.	239	4,730
Iron Mountain, Inc.	85	3,474
Kimco Realty Corp.	137	2,537
Macerich Co. (The)	35	2,266
Mid-America Apartment Communities, Inc.	37	3,790
Prologis, Inc.	172	11,392
Public Storage	48	10,230
Realty Income Corp.	89	4,922
Regency Centers Corp.	48	3,255
SBA Communications Corp.*	39	6,620
Simon Property Group, Inc.	100	16,175
SL Green Realty Corp.	32	3,271
UDR, Inc.	86	3,382
Ventas, Inc.	115	7,361
Vornado Realty Trust	56	4,347
Welltower, Inc.	119	8,028
Weyerhaeuser Co.	243	8,597
		210,644
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	142	26,189
CVS Health Corp.	328	25,125
Kroger Co. (The)	290	7,499
Sysco Corp.	157	9,063
Walgreens Boots Alliance, Inc.	297	21,610
Wal-Mart Stores, Inc.	473	45,990
		135,476
Food Products - 1.3%
Archer-Daniels-Midland Co.	182	7,258
Campbell Soup Co.	63	3,106
Conagra Brands, Inc.	134	5,002

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
General Mills, Inc.	186	10,520
Hershey Co. (The)	46	5,103
Hormel Foods Corp.	87	3,171
JM Smucker Co. (The)	37	4,317
Kellogg Co.	80	5,293
Kraft Heinz Co. (The)	193	15,704
McCormick & Co., Inc. (Non-Voting)	38	3,883
Mondelez International, Inc., Class A	487	20,912
Tyson Foods, Inc., Class A	93	7,649
		91,918
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	561	31,624
Align Technology, Inc.*	23	6,000
Baxter International, Inc.	162	10,616
Becton Dickinson and Co.	73	16,659
Boston Scientific Corp.*	443	11,642
Cooper Cos., Inc. (The)	16	3,859
CR Bard, Inc.	23	7,727
Danaher Corp.	197	18,589
DENTSPLY SIRONA, Inc.	74	4,959
Edwards Lifesciences Corp.*	68	7,970
Hologic, Inc.*	91	3,797
IDEXX Laboratories, Inc.*	28	4,379
Intuitive Surgical, Inc.*	36	14,392
Medtronic plc	437	35,891
ResMed, Inc.	46	3,928
Stryker Corp.	104	16,224
Varian Medical Systems, Inc.*	30	3,352
Zimmer Biomet Holdings, Inc.	65	7,611
		209,219
Health Care Providers & Services - 3.0%
Aetna, Inc.	107	19,279
AmerisourceBergen Corp.	52	4,411
Anthem, Inc.	85	19,972
Cardinal Health, Inc.	102	6,037
Centene Corp.*	56	5,717
Cigna Corp.	81	17,150
DaVita, Inc.*	49	2,992
Envision Healthcare Corp.*	39	1,245
Express Scripts Holding Co.*	187	12,189
HCA Healthcare, Inc.*	93	7,905
Henry Schein, Inc.*	51	3,644
Humana, Inc.	47	12,261
Laboratory Corp. of America Holdings*	33	5,223
McKesson Corp.	68	10,046
Patterson Cos., Inc.	27	987
Quest Diagnostics, Inc.	44	4,332
UnitedHealth Group, Inc.	312	71,189
Universal Health Services, Inc., Class B	29	3,142
		207,721
Health Care Technology - 0.1%
Cerner Corp.*	102	7,210

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	132	8,665
Chipotle Mexican Grill, Inc.*	8	2,435
Darden Restaurants, Inc.	40	3,373
Hilton Worldwide Holdings, Inc.	66	5,119
Marriott International, Inc., Class A	101	12,827
McDonald’s Corp.	262	45,056
MGM Resorts International	167	5,698
Norwegian Cruise Line Holdings Ltd.*	57	3,087
Royal Caribbean Cruises Ltd.	56	6,937
Starbucks Corp.	466	26,944
Wyndham Worldwide Corp.	33	3,709
Wynn Resorts Ltd.	26	4,110
Yum Brands, Inc.	111	9,265
		137,225
Household Durables - 0.5%
DR Horton, Inc.	110	5,610
Garmin Ltd.	36	2,235
Leggett & Platt, Inc.	43	2,074
Lennar Corp., Class A	66	4,144
Mohawk Industries, Inc.*	20	5,652
Newell Brands, Inc.	158	4,893
PulteGroup, Inc.	90	3,072
Whirlpool Corp.	24	4,046
		31,726
Household Products - 1.7%
Church & Dwight Co., Inc.	81	3,814
Clorox Co. (The)	42	5,850
Colgate-Palmolive Co.	284	20,576
Kimberly-Clark Corp.	114	13,653
Procter & Gamble Co. (The)	824	74,152
		118,045
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	213	2,254
NRG Energy, Inc.	97	2,682
		4,936
Industrial Conglomerates - 2.1%
3M Co.	193	46,926
General Electric Co.	2,796	51,139
Honeywell International, Inc.	246	38,366
Roper Technologies, Inc.	33	8,818
		145,249
Insurance - 2.9%
Aflac, Inc.	128	11,218
Allstate Corp. (The)	117	12,011
American International Group, Inc.	292	17,508
Aon plc	82	11,498
Arthur J Gallagher & Co.	58	3,818
Assurant, Inc.	17	1,715
Brighthouse Financial, Inc.*	31	1,822
Chubb Ltd.	150	22,817
Cincinnati Financial Corp.	48	3,587
Everest Re Group Ltd.	13	2,855
Hartford Financial Services Group, Inc. (The)	118	6,778
Lincoln National Corp.	72	5,512
Loews Corp.	89	4,475
Marsh & McLennan Cos., Inc.	166	13,932
MetLife, Inc.	343	18,412
Principal Financial Group, Inc.	87	6,159
Progressive Corp. (The)	188	9,998
Prudential Financial, Inc.	138	15,986
Torchmark Corp.	35	3,110
Travelers Cos., Inc. (The)	89	12,066
Unum Group	73	4,133
Willis Towers Watson plc	43	6,914
XL Group Ltd.	83	3,222
		199,546
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	129	151,801
Expedia, Inc.	39	4,777
Netflix, Inc.*	139	26,074
Priceline Group, Inc. (The)*	16	27,835

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
TripAdvisor, Inc.*	35	1,212
		211,699
Internet Software & Services - 5.1%
Akamai Technologies, Inc.*	55	3,068
Alphabet, Inc., Class A*	96	99,472
Alphabet, Inc., Class C*	97	99,077
eBay, Inc.*	321	11,129
Facebook, Inc., Class A*	765	135,543
VeriSign, Inc.*	28	3,223
		351,512
IT Services - 4.3%
Accenture plc, Class A	200	29,602
Alliance Data Systems Corp.	16	3,828
Automatic Data Processing, Inc.	144	16,482
Cognizant Technology Solutions Corp., Class A	191	13,806
CSRA, Inc.	53	1,533
DXC Technology Co.	92	8,845
Fidelity National Information Services, Inc.	107	10,093
Fiserv, Inc.*	68	8,939
Gartner, Inc.*	29	3,506
Global Payments, Inc.	49	4,927
International Business Machines Corp.	280	43,112
Mastercard, Inc., Class A	302	45,442
Paychex, Inc.	103	6,933
PayPal Holdings, Inc.*	365	27,641
Total System Services, Inc.	54	4,015
Visa, Inc., Class A	591	66,541
Western Union Co. (The)	150	2,954
		298,199
Leisure Products - 0.1%
Hasbro, Inc.	37	3,441
Mattel, Inc.	111	2,026
		5,467
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	104	7,201
Illumina, Inc.*	47	10,811
IQVIA Holdings, Inc.*	49	4,999
Mettler-Toledo International, Inc.*	8	5,034
PerkinElmer, Inc.	36	2,652
Thermo Fisher Scientific, Inc.	129	24,866
Waters Corp.*	26	5,126
		60,689
Machinery - 1.8%
Caterpillar, Inc.	191	26,960
Cummins, Inc.	51	8,537
Deere & Co.	103	15,436
Dover Corp.	50	4,886
Flowserve Corp.	42	1,788
Fortive Corp.	98	7,316
Illinois Tool Works, Inc.	100	16,925
Ingersoll-Rand plc	82	7,185
PACCAR, Inc.	113	7,947
Parker-Hannifin Corp.	43	8,062
Pentair plc	53	3,771
Snap-on, Inc.	19	3,219
Stanley Black & Decker, Inc.	49	8,312
Xylem, Inc.	58	4,022
		124,366
Media - 2.8%
CBS Corp. (Non-Voting), Class B	118	6,615
Charter Communications, Inc., Class A*	65	21,204
Comcast Corp., Class A	1,519	57,023
Discovery Communications, Inc., Class A*	50	951
Discovery Communications, Inc., Class C*	66	1,193
DISH Network Corp., Class A*	74	3,748
Interpublic Group of Cos., Inc. (The)	127	2,512
News Corp., Class A	123	1,988
News Corp., Class B	39	640
Omnicom Group, Inc.	75	5,358
Scripps Networks Interactive, Inc., Class A	31	2,537
Time Warner, Inc.	251	22,969
Twenty-First Century Fox, Inc., Class A	340	10,860
Twenty-First Century Fox, Inc., Class B	142	4,423
Viacom, Inc., Class B	114	3,228
Walt Disney Co. (The)	498	52,200
		197,449
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	435	6,055
Newmont Mining Corp.	172	6,362
Nucor Corp.	103	5,923
		18,340
Multiline Retail - 0.5%
Dollar General Corp.	84	7,399
Dollar Tree, Inc.*	76	7,810
Kohl’s Corp.	54	2,590
Macy’s, Inc.	98	2,332
Nordstrom, Inc.	38	1,727
Target Corp.	176	10,543
		32,401
Multi-Utilities - 1.1%
Ameren Corp.	78	4,989
CenterPoint Energy, Inc.	139	4,171
CMS Energy Corp.	91	4,541
Consolidated Edison, Inc.	100	8,904
Dominion Energy, Inc.	208	17,499
DTE Energy Co.	58	6,703
NiSource, Inc.	105	2,891
Public Service Enterprise Group, Inc.	163	8,649
SCANA Corp.	46	1,986
Sempra Energy	81	9,800
WEC Energy Group, Inc.	102	7,088
		77,221
Personal Products - 0.2%
Coty, Inc., Class A	152	2,619
Estee Lauder Cos., Inc. (The), Class A	72	8,988
		11,607
Pharmaceuticals - 4.9%
Allergan plc	108	18,774
Bristol-Myers Squibb Co.	530	33,491
Eli Lilly & Co.	313	26,492
Johnson & Johnson	867	120,799
Merck & Co., Inc.	883	48,803
Mylan NV*	173	6,320
Perrigo Co. plc	43	3,750
Pfizer, Inc.	1,927	69,873
Zoetis, Inc.	159	11,494
		339,796
Professional Services - 0.3%
Equifax, Inc.	39	4,451
IHS Markit Ltd.*	117	5,220

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Nielsen Holdings plc	108	3,966
Robert Half International, Inc.	41	2,339
Verisk Analytics, Inc.*	50	4,821
		20,797
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	97	4,206

Road & Rail - 1.0%
CSX Corp.	295	16,446
JB Hunt Transport Services, Inc.	28	3,112
Kansas City Southern	34	3,813
Norfolk Southern Corp.	93	12,893
Union Pacific Corp.	258	32,637
		68,901
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	260	2,832
Analog Devices, Inc.	119	10,247
Applied Materials, Inc.	344	18,153
Broadcom Ltd.	131	36,410
Intel Corp.	1,518	68,067
KLA-Tencor Corp.	51	5,214
Lam Research Corp.	52	10,001
Microchip Technology, Inc.	75	6,524
Micron Technology, Inc.*	360	15,260
NVIDIA Corp.	194	38,938
Qorvo, Inc.*	41	3,140
QUALCOMM, Inc.	477	31,644
Skyworks Solutions, Inc.	59	6,180
Texas Instruments, Inc.	320	31,133
Xilinx, Inc.	80	5,561
		289,304
Software - 5.6%
Activision Blizzard, Inc.	244	15,226
Adobe Systems, Inc.*	159	28,854
ANSYS, Inc.*	27	4,001
Autodesk, Inc.*	71	7,789
CA, Inc.	102	3,373
Cadence Design Systems, Inc.*	90	3,952
Citrix Systems, Inc.*	46	4,031
Electronic Arts, Inc.*	100	10,635
Intuit, Inc.	79	12,420
Microsoft Corp.	2,487	209,331
Oracle Corp.	975	47,833
Red Hat, Inc.*	57	7,225
salesforce.com, Inc.*	220	22,950
Symantec Corp.	198	5,736
Synopsys, Inc.*	49	4,429
		387,785
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	24	2,424
AutoZone, Inc.*	9	6,181
Best Buy Co., Inc.	86	5,126
CarMax, Inc.*	59	4,066
Foot Locker, Inc.	42	1,799
Gap, Inc. (The)	71	2,294
Home Depot, Inc. (The)	381	68,511
L Brands, Inc.	81	4,542
Lowe’s Cos., Inc.	273	22,760
O’Reilly Automotive, Inc.*	28	6,614
Ross Stores, Inc.	126	9,580
Signet Jewelers Ltd.	20	1,046
Tiffany & Co.	33	3,118
TJX Cos., Inc. (The)	205	15,488
Tractor Supply Co.	41	2,798
Ulta Beauty, Inc.*	19	4,212
		160,559
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,668	286,646
Hewlett Packard Enterprise Co.	530	7,393
HP, Inc.	539	11,562
NetApp, Inc.	87	4,916
Seagate Technology plc	93	3,586
Western Digital Corp.	95	7,492
Xerox Corp.	69	2,047
		323,642
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	118	2,465
Michael Kors Holdings Ltd.*	49	2,863
NIKE, Inc., Class B	424	25,618
PVH Corp.	25	3,364
Ralph Lauren Corp.	18	1,713
Tapestry, Inc.	91	3,794
Under Armour, Inc., Class A*	60	797
Under Armour, Inc., Class C*	60	716
VF Corp.	106	7,734
		49,064
Tobacco - 1.3%
Altria Group, Inc.	620	42,055
Philip Morris International, Inc.	502	51,580
		93,635
Trading Companies & Distributors - 0.2%
Fastenal Co.	93	4,872
United Rentals, Inc.*	27	4,306
WW Grainger, Inc.	17	3,762
		12,940
Water Utilities - 0.1%
American Water Works Co., Inc.	58	5,310
TOTAL COMMON STOCKS (Cost $5,630,415)		6,896,853

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $23,160 (Cost $23,160)	23,160	23,160

Total Investments - 99.8% (Cost $5,653,575)		6,920,013
Other Assets Less Liabilities - 0.2%		12,165
Net assets - 100.0%		6,932,178

*                      Non-income producing security.

(a)              Represents less than 0.05% of net assets.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,464,191
Aggregate gross unrealized depreciation	(199,650)
Net unrealized appreciation	$1,264,541
Federal income tax cost	$5,655,472

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.0%
Arconic, Inc.	30	738
Boeing Co. (The)	40	11,072
General Dynamics Corp.	20	4,143
L3 Technologies, Inc.	6	1,192
Lockheed Martin Corp.	18	5,744
Northrop Grumman Corp.	12	3,689
Raytheon Co.	21	4,014
Rockwell Collins, Inc.	12	1,588
Textron, Inc.	19	1,059
TransDigm Group, Inc.	3	851
United Technologies Corp.	53	6,437
		40,527
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	10	867
Expeditors International of Washington, Inc.	13	842
FedEx Corp.	18	4,166
United Parcel Service, Inc., Class B	49	5,951
		11,826
Airlines - 0.6%
Alaska Air Group, Inc.	9	623
American Airlines Group, Inc.	31	1,565
Delta Air Lines, Inc.	48	2,540
Southwest Airlines Co.	39	2,366
United Continental Holdings, Inc.*	19	1,203
		8,297
Auto Components - 0.3%
BorgWarner, Inc.	14	779
Delphi Automotive plc	19	1,989
Goodyear Tire & Rubber Co. (The)	18	583
		3,351
Automobiles - 0.6%
Ford Motor Co.	280	3,506
General Motors Co.	94	4,050
Harley-Davidson, Inc.	12	602
		8,158
Beverages - 2.4%
Brown-Forman Corp., Class B	14	837
Coca-Cola Co. (The)	275	12,587
Constellation Brands, Inc., Class A	12	2,611
Dr Pepper Snapple Group, Inc.	13	1,173
Molson Coors Brewing Co., Class B	13	1,015
Monster Beverage Corp.*	30	1,880
PepsiCo, Inc.	102	11,885
		31,988
Biotechnology - 3.4%
AbbVie, Inc.	114	11,049
Alexion Pharmaceuticals, Inc.*	16	1,757
Amgen, Inc.	52	9,134
Biogen, Inc.*	15	4,833
Celgene Corp.*	56	5,647
Gilead Sciences, Inc.	94	7,029
Incyte Corp.*	12	1,188
Regeneron Pharmaceuticals, Inc.*	6	2,171
Vertex Pharmaceuticals, Inc.*	18	2,597
		45,405
Building Products - 0.4%
Allegion plc	7	589
AO Smith Corp.	10	634
Fortune Brands Home & Security, Inc.	11	753
Johnson Controls International plc	67	2,522
Masco Corp.	23	987
		5,485
Chemicals - 2.7%
Air Products & Chemicals, Inc.	16	2,609
Albemarle Corp.	8	1,075
CF Industries Holdings, Inc.	17	637
DowDuPont, Inc.	167	12,017
Eastman Chemical Co.	10	924
Ecolab, Inc.	19	2,582
FMC Corp.	10	944
International Flavors & Fragrances, Inc.	6	933
LyondellBasell Industries NV, Class A	23	2,408
Monsanto Co.	31	3,669
Mosaic Co. (The)	25	607
PPG Industries, Inc.	18	2,103
Praxair, Inc.	20	3,078
Sherwin-Williams Co. (The)	6	2,396
		35,982
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	945
Republic Services, Inc.	16	1,039
Stericycle, Inc.*	6	398
Waste Management, Inc.	29	2,385
		4,767
Communications Equipment - 1.3%
Cisco Systems, Inc.	358	13,353
F5 Networks, Inc.*	5	671
Harris Corp.	9	1,301
Juniper Networks, Inc.	27	750
Motorola Solutions, Inc.	12	1,129
		17,204
Construction & Engineering - 0.1%
Fluor Corp.	10	484
Jacobs Engineering Group, Inc.	9	591
Quanta Services, Inc.*	11	417
		1,492
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,042
Vulcan Materials Co.	9	1,131
		2,173
Containers & Packaging - 0.5%
Avery Dennison Corp.	6	685
Ball Corp.	25	998
International Paper Co.	30	1,698
Packaging Corp. of America	7	830
Sealed Air Corp.	14	673
WestRock Co.	18	1,123
		6,007
Distributors - 0.1%
Genuine Parts Co.	11	1,023
LKQ Corp.*	22	867
		1,890
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	393

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	440	16,007
CenturyLink, Inc.	70	1,021
Verizon Communications, Inc.	292	14,860
		31,888

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Electric Utilities - 2.4%
Alliant Energy Corp.	17	767
American Electric Power Co., Inc.	35	2,717
Duke Energy Corp.	50	4,459
Edison International	23	1,869
Entergy Corp.	13	1,124
Eversource Energy	23	1,492
Exelon Corp.	69	2,878
FirstEnergy Corp.	32	1,093
NextEra Energy, Inc.	34	5,373
PG&E Corp.	37	2,007
Pinnacle West Capital Corp.	8	734
PPL Corp.	49	1,797
Southern Co. (The)	72	3,686
Xcel Energy, Inc.	36	1,858
		31,854
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	514
AMETEK, Inc.	17	1,236
Eaton Corp. plc	32	2,489
Emerson Electric Co.	46	2,982
Rockwell Automation, Inc.	9	1,737
		8,958
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,993
Corning, Inc.	65	2,105
FLIR Systems, Inc.	10	466
TE Connectivity Ltd.	25	2,361
		6,925
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	31	921
Halliburton Co.	62	2,590
Helmerich & Payne, Inc.	8	469
National Oilwell Varco, Inc.	27	906
Schlumberger Ltd.	100	6,285
TechnipFMC plc	31	888
		12,059
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	31	5,717
CVS Health Corp.	73	5,592
Kroger Co. (The)	64	1,655
Sysco Corp.	35	2,021
Walgreens Boots Alliance, Inc.	66	4,802
Wal-Mart Stores, Inc.	105	10,209
		29,996
Food Products - 1.5%
Archer-Daniels-Midland Co.	40	1,595
Campbell Soup Co.	14	690
Conagra Brands, Inc.	30	1,120
General Mills, Inc.	41	2,319
Hershey Co. (The)	10	1,109
Hormel Foods Corp.	19	693
JM Smucker Co. (The)	8	933
Kellogg Co.	18	1,191
Kraft Heinz Co. (The)	43	3,499
McCormick & Co., Inc. (Non-Voting)	9	920
Mondelez International, Inc., Class A	108	4,638
Tyson Foods, Inc., Class A	21	1,727
		20,434
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	124	6,990
Align Technology, Inc.*	5	1,304
Baxter International, Inc.	36	2,359
Becton Dickinson and Co.	16	3,651
Boston Scientific Corp.*	98	2,576
Cooper Cos., Inc. (The)	3	724
CR Bard, Inc.	5	1,680
Danaher Corp.	44	4,152
DENTSPLY SIRONA, Inc.	16	1,072
Edwards Lifesciences Corp.*	15	1,758
Hologic, Inc.*	20	834
IDEXX Laboratories, Inc.*	6	939
Intuitive Surgical, Inc.*	8	3,198
Medtronic plc	97	7,967
ResMed, Inc.	10	854
Stryker Corp.	23	3,588
Varian Medical Systems, Inc.*	7	782
Zimmer Biomet Holdings, Inc.	14	1,639
		46,067
Health Care Providers & Services - 3.4%
Aetna, Inc.	24	4,324
AmerisourceBergen Corp.	12	1,018
Anthem, Inc.	19	4,464
Cardinal Health, Inc.	23	1,361
Centene Corp.*	12	1,225
Cigna Corp.	18	3,811
DaVita, Inc.*	11	672
Envision Healthcare Corp.*	9	287
Express Scripts Holding Co.*	41	2,673
HCA Healthcare, Inc.*	21	1,785
Henry Schein, Inc.*	11	786
Humana, Inc.	10	2,609
Laboratory Corp. of America Holdings*	7	1,108
McKesson Corp.	15	2,216
Patterson Cos., Inc.	6	219
Quest Diagnostics, Inc.	10	985
UnitedHealth Group, Inc.	69	15,744
Universal Health Services, Inc., Class B	6	650
		45,937
Health Care Technology - 0.1%
Cerner Corp.*	23	1,626

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	29	1,904
Chipotle Mexican Grill, Inc.*	2	609
Darden Restaurants, Inc.	9	759
Hilton Worldwide Holdings, Inc.	15	1,163
Marriott International, Inc., Class A	22	2,794
McDonald’s Corp.	58	9,974
MGM Resorts International	37	1,262
Norwegian Cruise Line Holdings Ltd.*	13	704
Royal Caribbean Cruises Ltd.	12	1,487
Starbucks Corp.	103	5,955
Wyndham Worldwide Corp.	7	787
Wynn Resorts Ltd.	6	948
Yum Brands, Inc.	25	2,087
		30,433
Household Durables - 0.5%
DR Horton, Inc.	24	1,224
Garmin Ltd.	8	497
Leggett & Platt, Inc.	9	434
Lennar Corp., Class A	15	942
Mohawk Industries, Inc.*	5	1,413
Newell Brands, Inc.	35	1,084
PulteGroup, Inc.	20	682
Whirlpool Corp.	5	843
		7,119

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Household Products - 1.9%
Church & Dwight Co., Inc.	18	848
Clorox Co. (The)	9	1,254
Colgate-Palmolive Co.	63	4,564
Kimberly-Clark Corp.	25	2,994
Procter & Gamble Co. (The)	183	16,468
		26,128
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	497
NRG Energy, Inc.	22	609
		1,106
Industrial Conglomerates - 2.4%
3M Co.	43	10,455
General Electric Co.	620	11,340
Honeywell International, Inc.	55	8,578
Roper Technologies, Inc.	7	1,870
		32,243
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	29	34,126
Expedia, Inc.	9	1,102
Netflix, Inc.*	31	5,815
Priceline Group, Inc. (The)*	4	6,959
TripAdvisor, Inc.*	8	277
		48,279
Internet Software & Services - 5.8%
Akamai Technologies, Inc.*	12	669
Alphabet, Inc., Class A*	21	21,760
Alphabet, Inc., Class C*	22	22,471
eBay, Inc.*	71	2,461
Facebook, Inc., Class A*	170	30,121
VeriSign, Inc.*	6	691
		78,173
IT Services - 4.9%
Accenture plc, Class A	44	6,512
Alliance Data Systems Corp.	3	718
Automatic Data Processing, Inc.	32	3,663
Cognizant Technology Solutions Corp., Class A	42	3,036
CSRA, Inc.	12	347
DXC Technology Co.	20	1,923
Fidelity National Information Services, Inc.	24	2,264
Fiserv, Inc.*	15	1,972
Gartner, Inc.*	6	725
Global Payments, Inc.	11	1,106
International Business Machines Corp.	62	9,546
Mastercard, Inc., Class A	67	10,082
Paychex, Inc.	23	1,548
PayPal Holdings, Inc.*	81	6,134
Total System Services, Inc.	12	892
Visa, Inc., Class A	131	14,749
Western Union Co. (The)	33	650
		65,867
Leisure Products - 0.1%
Hasbro, Inc.	8	744
Mattel, Inc.	25	456
		1,200
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	23	1,593
Illumina, Inc.*	10	2,300
IQVIA Holdings, Inc.*	11	1,122
Mettler-Toledo International, Inc.*	2	1,258
PerkinElmer, Inc.	8	590
Thermo Fisher Scientific, Inc.	29	5,590
Waters Corp.*	6	1,183
		13,636
Machinery - 2.1%
Caterpillar, Inc.	42	5,928
Cummins, Inc.	11	1,841
Deere & Co.	23	3,447
Dover Corp.	11	1,075
Flowserve Corp.	9	383
Fortive Corp.	22	1,642
Illinois Tool Works, Inc.	22	3,724
Ingersoll-Rand plc	18	1,577
PACCAR, Inc.	25	1,758
Parker-Hannifin Corp.	10	1,875
Pentair plc	12	854
Snap-on, Inc.	4	678
Stanley Black & Decker, Inc.	11	1,866
Xylem, Inc.	13	902
		27,550
Media - 3.3%
CBS Corp. (Non-Voting), Class B	26	1,458
Charter Communications, Inc., Class A*	14	4,567
Comcast Corp., Class A	337	12,651
Discovery Communications, Inc., Class A*	11	209
Discovery Communications, Inc., Class C*	15	271
DISH Network Corp., Class A*	16	810
Interpublic Group of Cos., Inc. (The)	28	554
News Corp., Class A	27	436
News Corp., Class B	9	148
Omnicom Group, Inc.	17	1,214
Scripps Networks Interactive, Inc., Class A	7	573
Time Warner, Inc.	56	5,125
Twenty-First Century Fox, Inc., Class A	75	2,395
Twenty-First Century Fox, Inc., Class B	31	966
Viacom, Inc., Class B	25	708
Walt Disney Co. (The)	111	11,635
		43,720
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	96	1,336
Newmont Mining Corp.	38	1,406
Nucor Corp.	23	1,322
		4,064
Multiline Retail - 0.5%
Dollar General Corp.	19	1,673
Dollar Tree, Inc.*	17	1,747
Kohl’s Corp.	12	576
Macy’s, Inc.	22	524
Nordstrom, Inc.	8	363
Target Corp.	39	2,336
		7,219
Multi-Utilities - 1.3%
Ameren Corp.	17	1,087
CenterPoint Energy, Inc.	31	930
CMS Energy Corp.	20	998
Consolidated Edison, Inc.	22	1,959
Dominion Energy, Inc.	46	3,870
DTE Energy Co.	13	1,503
NiSource, Inc.	23	633
Public Service Enterprise Group, Inc.	36	1,910

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SCANA Corp.	10	432
Sempra Energy	18	2,178
WEC Energy Group, Inc.	23	1,598
		17,098
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	40	1,924
Andeavor	10	1,055
Apache Corp.	27	1,129
Cabot Oil & Gas Corp.	33	955
Chesapeake Energy Corp.*	65	265
Chevron Corp.	136	16,183
Cimarex Energy Co.	7	813
Concho Resources, Inc.*	11	1,538
ConocoPhillips	87	4,427
Devon Energy Corp.	38	1,464
EOG Resources, Inc.	41	4,195
EQT Corp.	12	715
Exxon Mobil Corp.	303	25,237
Hess Corp.	19	872
Kinder Morgan, Inc.	138	2,378
Marathon Oil Corp.	61	905
Marathon Petroleum Corp.	36	2,255
Newfield Exploration Co.*	14	433
Noble Energy, Inc.	35	921
Occidental Petroleum Corp.	55	3,877
ONEOK, Inc.	27	1,401
Phillips 66	31	3,024
Pioneer Natural Resources Co.	12	1,872
Range Resources Corp.	16	288
Valero Energy Corp.	32	2,740
Williams Cos., Inc. (The)	59	1,714
		82,580
Personal Products - 0.2%
Coty, Inc., Class A	34	586
Estee Lauder Cos., Inc. (The), Class A	16	1,997
		2,583
Pharmaceuticals - 5.6%
Allergan plc	24	4,172
Bristol-Myers Squibb Co.	117	7,393
Eli Lilly & Co.	69	5,840
Johnson & Johnson	192	26,752
Merck & Co., Inc.	196	10,833
Mylan NV*	38	1,388
Perrigo Co. plc	9	785
Pfizer, Inc.	427	15,483
Zoetis, Inc.	35	2,530
		75,176
Professional Services - 0.3%
Equifax, Inc.	9	1,027
IHS Markit Ltd.*	26	1,160
Nielsen Holdings plc	24	881
Robert Half International, Inc.	9	514
Verisk Analytics, Inc.*	11	1,061
		4,643
Road & Rail - 1.1%
CSX Corp.	65	3,624
JB Hunt Transport Services, Inc.	6	667
Kansas City Southern	8	897
Norfolk Southern Corp.	21	2,911
Union Pacific Corp.	57	7,210
		15,309
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	58	632
Analog Devices, Inc.	26	2,239
Applied Materials, Inc.	76	4,010
Broadcom Ltd.	29	8,060
Intel Corp.	337	15,111
KLA-Tencor Corp.	11	1,125
Lam Research Corp.	12	2,308
Microchip Technology, Inc.	17	1,479
Micron Technology, Inc.*	80	3,391
NVIDIA Corp.	43	8,630
Qorvo, Inc.*	9	689
QUALCOMM, Inc.	106	7,032
Skyworks Solutions, Inc.	13	1,362
Texas Instruments, Inc.	71	6,908
Xilinx, Inc.	18	1,251
		64,227
Software - 6.4%
Activision Blizzard, Inc.	54	3,369
Adobe Systems, Inc.*	35	6,351
ANSYS, Inc.*	6	889
Autodesk, Inc.*	16	1,755
CA, Inc.	23	761
Cadence Design Systems, Inc.*	20	878
Citrix Systems, Inc.*	10	876
Electronic Arts, Inc.*	22	2,340
Intuit, Inc.	17	2,673
Microsoft Corp.	552	46,462
Oracle Corp.	216	10,597
Red Hat, Inc.*	13	1,648
salesforce.com, Inc.*	49	5,112
Symantec Corp.	44	1,275
Synopsys, Inc.*	11	994
		85,980
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	5	505
AutoZone, Inc.*	2	1,374
Best Buy Co., Inc.	19	1,133
CarMax, Inc.*	13	896
Foot Locker, Inc.	9	386
Gap, Inc. (The)	16	517
Home Depot, Inc. (The)	84	15,105
L Brands, Inc.	18	1,009
Lowe’s Cos., Inc.	60	5,002
O’Reilly Automotive, Inc.*	6	1,417
Ross Stores, Inc.	28	2,129
Signet Jewelers Ltd.	4	209
Tiffany & Co.	7	661
TJX Cos., Inc. (The)	46	3,475
Tractor Supply Co.	9	614
Ulta Beauty, Inc.*	4	887
		35,319
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	370	63,584
Hewlett Packard Enterprise Co.	118	1,646
HP, Inc.	120	2,574
NetApp, Inc.	19	1,074
Seagate Technology plc	21	810
Western Digital Corp.	21	1,656
Xerox Corp.	15	445
		71,789
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	26	543
Michael Kors Holdings Ltd.*	11	643
NIKE, Inc., Class B	94	5,679
PVH Corp.	6	807
Ralph Lauren Corp.	4	381
Tapestry, Inc.	20	834
Under Armour, Inc., Class A*	13	173
Under Armour, Inc., Class C*	13	155

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
VF Corp.	23	1,678
		10,893
Tobacco - 1.5%
Altria Group, Inc.	137	9,293
Philip Morris International, Inc.	111	11,405
		20,698
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,100
United Rentals, Inc.*	6	957
WW Grainger, Inc.	4	885
		2,942
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,190
TOTAL COMMON STOCKS (Cost $1,333,664)		1,337,853

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,715 (Cost $3,715)	3,715	3,715

Total Investments - 99.8% (Cost $1,337,379)		1,341,568
Other Assets Less Liabilities - 0.2%		2,738
Net assets - 100.0%		1,344,306

*                      Non-income producing security.

(a)              Represents less than 0.05% of net assets.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,716
Aggregate gross unrealized depreciation	(52,949)
Net unrealized appreciation	$767
Federal income tax cost	$1,340,801

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.9%
Arconic, Inc.	30	738
Boeing Co. (The)	39	10,795
General Dynamics Corp.	20	4,143
L3 Technologies, Inc.	6	1,192
Lockheed Martin Corp.	18	5,744
Northrop Grumman Corp.	12	3,689
Raytheon Co.	21	4,014
Rockwell Collins, Inc.	12	1,588
Textron, Inc.	19	1,059
TransDigm Group, Inc.	3	851
United Technologies Corp.	53	6,437
		40,250
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	867
Expeditors International of Washington, Inc.	13	842
FedEx Corp.	17	3,935
United Parcel Service, Inc., Class B	49	5,951
		11,595
Airlines - 0.6%
Alaska Air Group, Inc.	9	623
American Airlines Group, Inc.	31	1,565
Delta Air Lines, Inc.	47	2,487
Southwest Airlines Co.	39	2,366
United Continental Holdings, Inc.*	18	1,140
		8,181
Auto Components - 0.2%
BorgWarner, Inc.	14	779
Delphi Automotive plc	19	1,989
Goodyear Tire & Rubber Co. (The)	18	583
		3,351
Automobiles - 0.6%
Ford Motor Co.	277	3,468
General Motors Co.	93	4,007
Harley-Davidson, Inc.	12	603
		8,078
Banks - 7.6%
Bank of America Corp.	695	19,578
BB&T Corp.	57	2,817
Citigroup, Inc.	193	14,572
Citizens Financial Group, Inc.	35	1,425
Comerica, Inc.	12	1,000
Fifth Third Bancorp	52	1,587
Huntington Bancshares, Inc.	77	1,109
JPMorgan Chase & Co.	249	26,025
KeyCorp	77	1,461
M&T Bank Corp.	11	1,858
People’s United Financial, Inc.	24	456
PNC Financial Services Group, Inc. (The)	34	4,779
Regions Financial Corp.	85	1,410
SunTrust Banks, Inc.	34	2,095
US Bancorp	112	6,177
Wells Fargo & Co.	316	17,845
Zions Bancorp	14	694
		104,888
Beverages - 2.3%
Brown-Forman Corp., Class B	14	837
Coca-Cola Co. (The)	272	12,449
Constellation Brands, Inc., Class A	12	2,611
Dr Pepper Snapple Group, Inc.	13	1,173
Molson Coors Brewing Co., Class B	13	1,015
Monster Beverage Corp.*	29	1,817
PepsiCo, Inc.	101	11,769
		31,671
Building Products - 0.4%
Allegion plc	7	589
AO Smith Corp.	10	634
Fortune Brands Home & Security, Inc.	11	753
Johnson Controls International plc	66	2,484
Masco Corp.	23	987
		5,447
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	4	795
Ameriprise Financial, Inc.	11	1,795
Bank of New York Mellon Corp. (The)	73	3,996
BlackRock, Inc.	9	4,511
Cboe Global Markets, Inc.	8	987
Charles Schwab Corp. (The)	84	4,098
CME Group, Inc.	24	3,589
E*TRADE Financial Corp.*	19	915
Franklin Resources, Inc.	23	997
Goldman Sachs Group, Inc. (The)	25	6,191
Intercontinental Exchange, Inc.	42	3,001
Invesco Ltd.	29	1,049
Moody’s Corp.	12	1,822
Morgan Stanley	100	5,161
Nasdaq, Inc.	8	633
Northern Trust Corp.	15	1,467
Raymond James Financial, Inc.	9	795
S&P Global, Inc.	18	2,979
State Street Corp.	26	2,479
T. Rowe Price Group, Inc.	17	1,749
		49,009
Chemicals - 2.6%
Air Products & Chemicals, Inc.	15	2,446
Albemarle Corp.	8	1,075
CF Industries Holdings, Inc.	17	637
DowDuPont, Inc.	165	11,873
Eastman Chemical Co.	10	924
Ecolab, Inc.	18	2,447
FMC Corp.	9	850
International Flavors & Fragrances, Inc.	6	933
LyondellBasell Industries NV, Class A	23	2,408
Monsanto Co.	31	3,668
Mosaic Co. (The)	25	607
PPG Industries, Inc.	18	2,103
Praxair, Inc.	20	3,078
Sherwin-Williams Co. (The)	6	2,396
		35,445
Commercial Services & Supplies - 0.3%
Cintas Corp.	6	945
Republic Services, Inc.	16	1,039
Stericycle, Inc.*	6	398
Waste Management, Inc.	29	2,385
		4,767
Communications Equipment - 1.2%
Cisco Systems, Inc.	354	13,204
F5 Networks, Inc.*	4	537
Harris Corp.	8	1,156

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Juniper Networks, Inc.	27	750
Motorola Solutions, Inc.	12	1,129
		16,776
Construction & Engineering - 0.1%
Fluor Corp.	10	484
Jacobs Engineering Group, Inc.	9	591
Quanta Services, Inc.*	11	417
		1,492
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	833
Vulcan Materials Co.	9	1,131
		1,964
Consumer Finance - 0.9%
American Express Co.	52	5,081
Capital One Financial Corp.	34	3,128
Discover Financial Services	26	1,836
Navient Corp.	19	239
Synchrony Financial	53	1,902
		12,186
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	685
Ball Corp.	25	998
International Paper Co.	29	1,642
Packaging Corp. of America	7	830
Sealed Air Corp.	13	624
WestRock Co.	18	1,123
		5,902
Distributors - 0.1%
Genuine Parts Co.	10	930
LKQ Corp.*	22	867
		1,797
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	393

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	136	26,249
Leucadia National Corp.	22	579
		26,828
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	435	15,825
CenturyLink, Inc.	69	1,007
Verizon Communications, Inc.	289	14,707
		31,539
Electric Utilities - 2.3%
Alliant Energy Corp.	16	722
American Electric Power Co., Inc.	35	2,717
Duke Energy Corp.	50	4,459
Edison International	23	1,869
Entergy Corp.	13	1,124
Eversource Energy	22	1,427
Exelon Corp.	68	2,836
FirstEnergy Corp.	31	1,058
NextEra Energy, Inc.	33	5,215
PG&E Corp.	36	1,953
Pinnacle West Capital Corp.	8	735
PPL Corp.	48	1,760
Southern Co. (The)	71	3,635
Xcel Energy, Inc.	36	1,858
		31,368
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3	514
AMETEK, Inc.	16	1,163
Eaton Corp. plc	31	2,411
Emerson Electric Co.	45	2,917
Rockwell Automation, Inc.	9	1,738
		8,743
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,993
Corning, Inc.	64	2,073
FLIR Systems, Inc.	10	466
TE Connectivity Ltd.	25	2,361
		6,893
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	30	892
Halliburton Co.	61	2,548
Helmerich & Payne, Inc.	8	469
National Oilwell Varco, Inc.	27	906
Schlumberger Ltd.	98	6,159
TechnipFMC plc	31	888
		11,862
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	7	889
American Tower Corp.	30	4,318
Apartment Investment & Management Co., Class A	11	485
AvalonBay Communities, Inc.	10	1,813
Boston Properties, Inc.	11	1,379
Crown Castle International Corp.	29	3,277
Digital Realty Trust, Inc.	14	1,634
Duke Realty Corp.	25	703
Equinix, Inc.	6	2,787
Equity Residential	26	1,737
Essex Property Trust, Inc.	5	1,235
Extra Space Storage, Inc.	9	768
Federal Realty Investment Trust	5	661
GGP, Inc.	44	1,034
HCP, Inc.	33	873
Host Hotels & Resorts, Inc.	52	1,029
Iron Mountain, Inc.	19	777
Kimco Realty Corp.	30	556
Macerich Co. (The)	8	518
Mid-America Apartment Communities, Inc.	8	820
Prologis, Inc.	38	2,517
Public Storage	11	2,344
Realty Income Corp.	19	1,051
Regency Centers Corp.	10	678
SBA Communications Corp.*	9	1,528
Simon Property Group, Inc.	22	3,558
SL Green Realty Corp.	7	716
UDR, Inc.	19	747
Ventas, Inc.	25	1,600
Vornado Realty Trust	12	931
Welltower, Inc.	26	1,754
Weyerhaeuser Co.	53	1,875
		46,592
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	31	5,717
CVS Health Corp.	72	5,515
Kroger Co. (The)	64	1,655
Sysco Corp.	34	1,963
Walgreens Boots Alliance, Inc.	65	4,730
Wal-Mart Stores, Inc.	104	10,112
		29,692
Food Products - 1.5%
Archer-Daniels-Midland Co.	40	1,595
Campbell Soup Co.	14	690
Conagra Brands, Inc.	29	1,083
General Mills, Inc.	41	2,319

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hershey Co. (The)	10	1,109
Hormel Foods Corp.	19	693
JM Smucker Co. (The)	8	933
Kellogg Co.	18	1,191
Kraft Heinz Co. (The)	42	3,418
McCormick & Co., Inc. (Non-Voting)	8	817
Mondelez International, Inc., Class A	107	4,595
Tyson Foods, Inc., Class A	20	1,645
		20,088
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	29	1,904
Chipotle Mexican Grill, Inc.*	2	609
Darden Restaurants, Inc.	9	759
Hilton Worldwide Holdings, Inc.	14	1,086
Marriott International, Inc., Class A	22	2,794
McDonald’s Corp.	57	9,802
MGM Resorts International	37	1,262
Norwegian Cruise Line Holdings Ltd.*	13	704
Royal Caribbean Cruises Ltd.	12	1,487
Starbucks Corp.	102	5,898
Wyndham Worldwide Corp.	7	787
Wynn Resorts Ltd.	6	948
Yum Brands, Inc.	24	2,003
		30,043
Household Durables - 0.5%
DR Horton, Inc.	24	1,224
Garmin Ltd.	8	497
Leggett & Platt, Inc.	9	434
Lennar Corp., Class A	14	879
Mohawk Industries, Inc.*	4	1,130
Newell Brands, Inc.	35	1,084
PulteGroup, Inc.	20	683
Whirlpool Corp.	5	843
		6,774
Household Products - 1.9%
Church & Dwight Co., Inc.	18	848
Clorox Co. (The)	9	1,253
Colgate-Palmolive Co.	62	4,492
Kimberly-Clark Corp.	25	2,994
Procter & Gamble Co. (The)	180	16,198
		25,785
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	497
NRG Energy, Inc.	21	581
		1,078
Industrial Conglomerates - 2.3%
3M Co.	42	10,212
General Electric Co.	613	11,212
Honeywell International, Inc.	54	8,422
Roper Technologies, Inc.	7	1,870
		31,716
Insurance - 3.2%
Aflac, Inc.	28	2,454
Allstate Corp. (The)	26	2,669
American International Group, Inc.	64	3,837
Aon plc	18	2,524
Arthur J Gallagher & Co.	13	856
Assurant, Inc.	4	404
Brighthouse Financial, Inc.*	7	412
Chubb Ltd.	33	5,020
Cincinnati Financial Corp.	11	822
Everest Re Group Ltd.	3	659
Hartford Financial Services Group, Inc. (The)	26	1,493
Lincoln National Corp.	16	1,225
Loews Corp.	20	1,006
Marsh & McLennan Cos., Inc.	36	3,021
MetLife, Inc.	75	4,026
Principal Financial Group, Inc.	19	1,345
Progressive Corp. (The)	41	2,180
Prudential Financial, Inc.	30	3,475
Torchmark Corp.	8	711
Travelers Cos., Inc. (The)	20	2,711
Unum Group	16	906
Willis Towers Watson plc	10	1,608
XL Group Ltd.	18	699
		44,063
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	28	32,949
Expedia, Inc.	9	1,103
Netflix, Inc.*	31	5,815
Priceline Group, Inc. (The)*	3	5,219
TripAdvisor, Inc.*	8	277
		45,363
Internet Software & Services - 5.5%
Akamai Technologies, Inc.*	12	669
Alphabet, Inc., Class A*	21	21,759
Alphabet, Inc., Class C*	21	21,450
eBay, Inc.*	70	2,427
Facebook, Inc., Class A*	168	29,766
VeriSign, Inc.*	6	691
		76,762
IT Services - 4.7%
Accenture plc, Class A	44	6,513
Alliance Data Systems Corp.	3	718
Automatic Data Processing, Inc.	31	3,548
Cognizant Technology Solutions Corp., Class A	42	3,036
CSRA, Inc.	12	347
DXC Technology Co.	20	1,923
Fidelity National Information Services, Inc.	24	2,264
Fiserv, Inc.*	15	1,972
Gartner, Inc.*	6	725
Global Payments, Inc.	11	1,106
International Business Machines Corp.	61	9,392
Mastercard, Inc., Class A	66	9,931
Paychex, Inc.	23	1,548
PayPal Holdings, Inc.*	80	6,058
Total System Services, Inc.	12	892
Visa, Inc., Class A	129	14,524
Western Union Co. (The)	33	650
		65,147
Leisure Products - 0.1%
Hasbro, Inc.	8	744
Mattel, Inc.	24	438
		1,182
Machinery - 2.0%
Caterpillar, Inc.	42	5,928
Cummins, Inc.	11	1,841
Deere & Co.	23	3,447
Dover Corp.	11	1,075
Flowserve Corp.	9	383
Fortive Corp.	22	1,642
Illinois Tool Works, Inc.	22	3,724
Ingersoll-Rand plc	18	1,577
PACCAR, Inc.	25	1,758

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Parker-Hannifin Corp.	9	1,687
Pentair plc	12	854
Snap-on, Inc.	4	678
Stanley Black & Decker, Inc.	11	1,866
Xylem, Inc.	13	902
		27,362
Media - 3.1%
CBS Corp. (Non-Voting), Class B	26	1,458
Charter Communications, Inc., Class A*	14	4,567
Comcast Corp., Class A	333	12,501
Discovery Communications, Inc., Class A*	11	209
Discovery Communications, Inc., Class C*	14	253
DISH Network Corp., Class A*	16	810
Interpublic Group of Cos., Inc. (The)	28	554
News Corp., Class A	27	436
News Corp., Class B	9	148
Omnicom Group, Inc.	16	1,143
Scripps Networks Interactive, Inc., Class A	7	573
Time Warner, Inc.	55	5,033
Twenty-First Century Fox, Inc., Class A	75	2,395
Twenty-First Century Fox, Inc., Class B	31	966
Viacom, Inc., Class B	25	708
Walt Disney Co. (The)	109	11,425
		43,179
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	95	1,322
Newmont Mining Corp.	38	1,406
Nucor Corp.	23	1,323
		4,051
Multiline Retail - 0.5%
Dollar General Corp.	18	1,585
Dollar Tree, Inc.*	17	1,747
Kohl’s Corp.	12	576
Macy’s, Inc.	22	524
Nordstrom, Inc.	8	363
Target Corp.	39	2,336
		7,131
Multi-Utilities - 1.2%
Ameren Corp.	17	1,087
CenterPoint Energy, Inc.	31	930
CMS Energy Corp.	20	998
Consolidated Edison, Inc.	22	1,959
Dominion Energy, Inc.	45	3,786
DTE Energy Co.	13	1,502
NiSource, Inc.	23	633
Public Service Enterprise Group, Inc.	36	1,910
SCANA Corp.	10	432
Sempra Energy	18	2,178
WEC Energy Group, Inc.	22	1,529
		16,944
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	40	1,924
Andeavor	10	1,055
Apache Corp.	27	1,129
Cabot Oil & Gas Corp.	33	955
Chesapeake Energy Corp.*	64	261
Chevron Corp.	134	15,945
Cimarex Energy Co.	7	813
Concho Resources, Inc.*	11	1,538
ConocoPhillips	86	4,376
Devon Energy Corp.	37	1,426
EOG Resources, Inc.	41	4,195
EQT Corp.	12	715
Exxon Mobil Corp.	300	24,987
Hess Corp.	19	872
Kinder Morgan, Inc.	136	2,343
Marathon Oil Corp.	60	890
Marathon Petroleum Corp.	36	2,255
Newfield Exploration Co.*	14	433
Noble Energy, Inc.	34	894
Occidental Petroleum Corp.	54	3,807
ONEOK, Inc.	27	1,401
Phillips 66	30	2,927
Pioneer Natural Resources Co.	12	1,872
Range Resources Corp.	16	288
Valero Energy Corp.	31	2,654
Williams Cos., Inc. (The)	59	1,714
		81,669
Personal Products - 0.2%
Coty, Inc., Class A	33	569
Estee Lauder Cos., Inc. (The), Class A	16	1,997
		2,566
Professional Services - 0.3%
Equifax, Inc.	9	1,027
IHS Markit Ltd.*	26	1,160
Nielsen Holdings plc	24	881
Robert Half International, Inc.	9	513
Verisk Analytics, Inc.*	11	1,061
		4,642
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21	911

Road & Rail - 1.1%
CSX Corp.	65	3,624
JB Hunt Transport Services, Inc.	6	667
Kansas City Southern	7	785
Norfolk Southern Corp.	20	2,773
Union Pacific Corp.	57	7,210
		15,059
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc.*	57	621
Analog Devices, Inc.	26	2,239
Applied Materials, Inc.	75	3,958
Broadcom Ltd.	29	8,060
Intel Corp.	333	14,932
KLA-Tencor Corp.	11	1,125
Lam Research Corp.	11	2,115
Microchip Technology, Inc.	16	1,392
Micron Technology, Inc.*	79	3,349
NVIDIA Corp.	42	8,430
Qorvo, Inc.*	9	689
QUALCOMM, Inc.	105	6,966
Skyworks Solutions, Inc.	13	1,361
Texas Instruments, Inc.	70	6,810
Xilinx, Inc.	18	1,251
		63,298
Software - 6.1%
Activision Blizzard, Inc.	53	3,307
Adobe Systems, Inc.*	35	6,351
ANSYS, Inc.*	6	889
Autodesk, Inc.*	16	1,755
CA, Inc.	22	728
Cadence Design Systems, Inc.*	20	878

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Citrix Systems, Inc.*	10	876
Electronic Arts, Inc.*	22	2,340
Intuit, Inc.	17	2,673
Microsoft Corp.	545	45,873
Oracle Corp.	214	10,499
Red Hat, Inc.*	13	1,648
salesforce.com, Inc.*	48	5,007
Symantec Corp.	43	1,246
Synopsys, Inc.*	11	994
		85,064
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5	505
AutoZone, Inc.*	2	1,374
Best Buy Co., Inc.	19	1,133
CarMax, Inc.*	13	896
Foot Locker, Inc.	9	386
Gap, Inc. (The)	16	517
Home Depot, Inc. (The)	83	14,925
L Brands, Inc.	18	1,009
Lowe’s Cos., Inc.	60	5,002
O’Reilly Automotive, Inc.*	6	1,417
Ross Stores, Inc.	28	2,129
Signet Jewelers Ltd.	4	209
Tiffany & Co.	7	661
TJX Cos., Inc. (The)	45	3,400
Tractor Supply Co.	9	614
Ulta Beauty, Inc.*	4	887
		35,064
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	366	62,896
Hewlett Packard Enterprise Co.	116	1,618
HP, Inc.	118	2,531
NetApp, Inc.	19	1,074
Seagate Technology plc	20	771
Western Digital Corp.	21	1,656
Xerox Corp.	15	445
		70,991
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	26	543
Michael Kors Holdings Ltd.*	11	643
NIKE, Inc., Class B	93	5,619
PVH Corp.	5	673
Ralph Lauren Corp.	4	380
Tapestry, Inc.	20	834
Under Armour, Inc., Class A*	13	173
Under Armour, Inc., Class C*	13	155
VF Corp.	23	1,678
		10,698
Tobacco - 1.5%
Altria Group, Inc.	136	9,225
Philip Morris International, Inc.	110	11,302
		20,527
Trading Companies & Distributors - 0.2%
Fastenal Co.	20	1,048
United Rentals, Inc.*	6	957
WW Grainger, Inc.	4	885
		2,890
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,190
TOTAL COMMON STOCKS (Cost $1,360,294)		1,377,946

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,806
(Cost $4,806)	4,806	4,806

Total Investments - 99.8% (Cost $1,365,100)		1,382,752
Other Assets Less Liabilities - 0.2%		2,689
Net assets - 100.0%		1,385,441

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,620
Aggregate gross unrealized depreciation	(39,955)
Net unrealized appreciation	$14,665
Federal income tax cost	$1,368,087

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.3%
Arconic, Inc.	62	1,526
Boeing Co. (The)	85	23,528
General Dynamics Corp.	42	8,701
L3 Technologies, Inc.	12	2,383
Lockheed Martin Corp.	38	12,127
Northrop Grumman Corp.	26	7,992
Raytheon Co.	44	8,411
Rockwell Collins, Inc.	24	3,176
Textron, Inc.	40	2,228
TransDigm Group, Inc.	8	2,270
United Technologies Corp.	114	13,845
		86,187
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	22	1,906
Expeditors International of Washington, Inc.	28	1,814
FedEx Corp.	38	8,795
United Parcel Service, Inc., Class B	106	12,874
		25,389
Airlines - 0.7%
Alaska Air Group, Inc.	18	1,245
American Airlines Group, Inc.	66	3,332
Delta Air Lines, Inc.	102	5,398
Southwest Airlines Co.	84	5,096
United Continental Holdings, Inc.*	40	2,533
		17,604
Auto Components - 0.3%
BorgWarner, Inc.	30	1,670
Delphi Automotive plc	40	4,187
Goodyear Tire & Rubber Co. (The)	38	1,230
		7,087
Automobiles - 0.7%
Ford Motor Co.	599	7,500
General Motors Co.	200	8,618
Harley-Davidson, Inc.	26	1,305
		17,423
Banks - 8.8%
Bank of America Corp.	1,501	42,283
BB&T Corp.	124	6,128
Citigroup, Inc.	417	31,484
Citizens Financial Group, Inc.	76	3,093
Comerica, Inc.	26	2,166
Fifth Third Bancorp	112	3,417
Huntington Bancshares, Inc.	167	2,405
JPMorgan Chase & Co.	539	56,336
KeyCorp	166	3,151
M&T Bank Corp.	24	4,055
People’s United Financial, Inc.	52	989
PNC Financial Services Group, Inc. (The)	74	10,401
Regions Financial Corp.	183	3,036
SunTrust Banks, Inc.	74	4,561
US Bancorp	243	13,401
Wells Fargo & Co.	683	38,569
Zions Bancorp	30	1,487
		226,962
Beverages - 2.7%
Brown-Forman Corp., Class B	30	1,794
Coca-Cola Co. (The)	587	26,867
Constellation Brands, Inc., Class A	26	5,657
Dr Pepper Snapple Group, Inc.	28	2,525
Molson Coors Brewing Co., Class B	28	2,187
Monster Beverage Corp.*	64	4,011
PepsiCo, Inc.	218	25,402
		68,443
Biotechnology - 3.8%
AbbVie, Inc.	244	23,648
Alexion Pharmaceuticals, Inc.*	34	3,734
Amgen, Inc.	112	19,674
Biogen, Inc.*	32	10,309
Celgene Corp.*	120	12,100
Gilead Sciences, Inc.	200	14,956
Incyte Corp.*	26	2,574
Regeneron Pharmaceuticals, Inc.*	12	4,342
Vertex Pharmaceuticals, Inc.*	38	5,483
		96,820
Building Products - 0.5%
Allegion plc	14	1,178
AO Smith Corp.	22	1,395
Fortune Brands Home & Security, Inc.	24	1,642
Johnson Controls International plc	142	5,345
Masco Corp.	48	2,060
		11,620
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	8	1,589
Ameriprise Financial, Inc.	22	3,591
Bank of New York Mellon Corp. (The)	158	8,649
BlackRock, Inc.	18	9,021
Cboe Global Markets, Inc.	18	2,222
Charles Schwab Corp. (The)	182	8,880
CME Group, Inc.	52	7,776
E*TRADE Financial Corp.*	42	2,022
Franklin Resources, Inc.	50	2,167
Goldman Sachs Group, Inc. (The)	55	13,620
Intercontinental Exchange, Inc.	90	6,431
Invesco Ltd.	62	2,243
Moody’s Corp.	26	3,947
Morgan Stanley	216	11,148
Nasdaq, Inc.	18	1,425
Northern Trust Corp.	32	3,129
Raymond James Financial, Inc.	20	1,766
S&P Global, Inc.	40	6,619
State Street Corp.	58	5,530
T. Rowe Price Group, Inc.	36	3,705
		105,480
Chemicals - 3.0%
Air Products & Chemicals, Inc.	34	5,543
Albemarle Corp.	16	2,149
CF Industries Holdings, Inc.	36	1,349
DowDuPont, Inc.	357	25,690
Eastman Chemical Co.	22	2,032
Ecolab, Inc.	40	5,437
FMC Corp.	20	1,888
International Flavors & Fragrances, Inc.	12	1,865
LyondellBasell Industries NV, Class A	50	5,235
Monsanto Co.	68	8,047
Mosaic Co. (The)	54	1,312
PPG Industries, Inc.	40	4,674
Praxair, Inc.	44	6,773
Sherwin-Williams Co. (The)	12	4,793
		76,787

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.4%
Cintas Corp.	14	2,204
Republic Services, Inc.	35	2,273
Stericycle, Inc.*	14	928
Waste Management, Inc.	62	5,100
		10,505
Construction & Engineering - 0.1%
Fluor Corp.	22	1,065
Jacobs Engineering Group, Inc.	18	1,181
Quanta Services, Inc.*	24	910
		3,156
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10	2,084
Vulcan Materials Co.	20	2,513
		4,597
Consumer Finance - 1.0%
American Express Co.	112	10,944
Capital One Financial Corp.	74	6,808
Discover Financial Services	57	4,024
Navient Corp.	42	530
Synchrony Financial	114	4,091
		26,397
Containers & Packaging - 0.5%
Avery Dennison Corp.	14	1,598
Ball Corp.	54	2,155
International Paper Co.	64	3,623
Packaging Corp. of America	14	1,660
Sealed Air Corp.	30	1,441
WestRock Co.	38	2,372
		12,849
Distributors - 0.2%
Genuine Parts Co.	22	2,045
LKQ Corp.*	48	1,892
		3,937
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	32	838

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B*	294	56,745
Leucadia National Corp.	48	1,263
		58,008
Electric Utilities - 2.6%
Alliant Energy Corp.	36	1,624
American Electric Power Co., Inc.	76	5,900
Duke Energy Corp.	107	9,542
Edison International	50	4,063
Entergy Corp.	28	2,421
Eversource Energy	48	3,113
Exelon Corp.	147	6,131
FirstEnergy Corp.	68	2,321
NextEra Energy, Inc.	72	11,379
PG&E Corp.	78	4,231
Pinnacle West Capital Corp.	18	1,653
PPL Corp.	104	3,814
Southern Co. (The)	153	7,834
Xcel Energy, Inc.	78	4,026
		68,052
Electrical Equipment - 0.7%
Acuity Brands, Inc.	6	1,028
AMETEK, Inc.	36	2,617
Eaton Corp. plc	68	5,289
Emerson Electric Co.	98	6,352
Rockwell Automation, Inc.	20	3,862
		19,148
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	66	1,962
Halliburton Co.	132	5,515
Helmerich & Payne, Inc.	16	937
National Oilwell Varco, Inc.	58	1,946
Schlumberger Ltd.	212	13,324
TechnipFMC plc	68	1,948
		25,632
Equity Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities, Inc.	14	1,779
American Tower Corp.	66	9,499
Apartment Investment & Management Co., Class A	24	1,058
AvalonBay Communities, Inc.	22	3,989
Boston Properties, Inc.	24	3,009
Crown Castle International Corp.	62	7,006
Digital Realty Trust, Inc.	32	3,734
Duke Realty Corp.	54	1,519
Equinix, Inc.	12	5,574
Equity Residential	56	3,742
Essex Property Trust, Inc.	10	2,470
Extra Space Storage, Inc.	20	1,707
Federal Realty Investment Trust	12	1,586
GGP, Inc.	96	2,256
HCP, Inc.	72	1,904
Host Hotels & Resorts, Inc.	114	2,256
Iron Mountain, Inc.	40	1,635
Kimco Realty Corp.	65	1,204
Macerich Co. (The)	16	1,036
Mid-America Apartment Communities, Inc.	18	1,844
Prologis, Inc.	82	5,431
Public Storage	22	4,689
Realty Income Corp.	42	2,323
Regency Centers Corp.	22	1,492
SBA Communications Corp.*	18	3,055
Simon Property Group, Inc.	48	7,764
SL Green Realty Corp.	16	1,636
UDR, Inc.	41	1,612
Ventas, Inc.	54	3,457
Vornado Realty Trust	26	2,018
Welltower, Inc.	56	3,778
Weyerhaeuser Co.	115	4,069
		100,131
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	67	12,357
CVS Health Corp.	156	11,950
Kroger Co. (The)	138	3,569
Sysco Corp.	74	4,272
Walgreens Boots Alliance, Inc.	141	10,259
Wal-Mart Stores, Inc.	224	21,779
		64,186
Food Products - 1.7%
Archer-Daniels-Midland Co.	86	3,430
Campbell Soup Co.	30	1,479
Conagra Brands, Inc.	64	2,389
General Mills, Inc.	88	4,977
Hershey Co. (The)	22	2,441
Hormel Foods Corp.	42	1,531
JM Smucker Co. (The)	18	2,100
Kellogg Co.	38	2,514
Kraft Heinz Co. (The)	92	7,486
McCormick & Co., Inc. (Non-Voting)	18	1,839

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Mondelez International, Inc., Class A	231	9,919
Tyson Foods, Inc., Class A	44	3,619
		43,724
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	266	14,994
Align Technology, Inc.*	12	3,131
Baxter International, Inc.	76	4,980
Becton Dickinson and Co.	34	7,759
Boston Scientific Corp.*	210	5,519
Cooper Cos., Inc. (The)	8	1,930
CR Bard, Inc.	12	4,031
Danaher Corp.	94	8,870
DENTSPLY SIRONA, Inc.	36	2,412
Edwards Lifesciences Corp.*	32	3,750
Hologic, Inc.*	42	1,752
IDEXX Laboratories, Inc.*	14	2,190
Intuitive Surgical, Inc.*	18	7,196
Medtronic plc	207	17,001
ResMed, Inc.	22	1,879
Stryker Corp.	50	7,800
Varian Medical Systems, Inc.*	14	1,565
Zimmer Biomet Holdings, Inc.	30	3,513
		100,272
Health Care Providers & Services - 3.8%
Aetna, Inc.	50	9,009
AmerisourceBergen Corp.	24	2,036
Anthem, Inc.	40	9,398
Cardinal Health, Inc.	48	2,841
Centene Corp.*	26	2,654
Cigna Corp.	38	8,046
DaVita, Inc.*	24	1,465
Envision Healthcare Corp.*	18	575
Express Scripts Holding Co.*	88	5,736
HCA Healthcare, Inc.*	44	3,740
Henry Schein, Inc.*	24	1,715
Humana, Inc.	22	5,739
Laboratory Corp. of America Holdings*	16	2,532
McKesson Corp.	32	4,728
Patterson Cos., Inc.	12	439
Quest Diagnostics, Inc.	20	1,969
UnitedHealth Group, Inc.	148	33,769
Universal Health Services, Inc., Class B	14	1,517
		97,908
Health Care Technology - 0.1%
Cerner Corp.*	48	3,393

Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	62	4,070
Chipotle Mexican Grill, Inc.*	4	1,218
Darden Restaurants, Inc.	20	1,686
Hilton Worldwide Holdings, Inc.	32	2,482
Marriott International, Inc., Class A	48	6,096
McDonald’s Corp.	124	21,324
MGM Resorts International	80	2,730
Norwegian Cruise Line Holdings Ltd.*	28	1,517
Royal Caribbean Cruises Ltd.	26	3,221
Starbucks Corp.	221	12,778
Wyndham Worldwide Corp.	16	1,798
Wynn Resorts Ltd.	12	1,897
Yum Brands, Inc.	52	4,340
		65,157
Household Durables - 0.6%
DR Horton, Inc.	52	2,652
Garmin Ltd.	17	1,055
Leggett & Platt, Inc.	20	965
Lennar Corp., Class A	32	2,009
Mohawk Industries, Inc.*	10	2,826
Newell Brands, Inc.	75	2,323
PulteGroup, Inc.	42	1,433
Whirlpool Corp.	12	2,023
		15,286
Household Products - 2.2%
Church & Dwight Co., Inc.	38	1,790
Clorox Co. (The)	20	2,786
Colgate-Palmolive Co.	134	9,708
Kimberly-Clark Corp.	54	6,467
Procter & Gamble Co. (The)	390	35,096
		55,847
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	101	1,068
NRG Energy, Inc.	46	1,272
		2,340
Industrial Conglomerates - 2.7%
3M Co.	92	22,369
General Electric Co.	1,324	24,216
Honeywell International, Inc.	116	18,091
Roper Technologies, Inc.	16	4,275
		68,951
Insurance - 3.7%
Aflac, Inc.	60	5,258
Allstate Corp. (The)	56	5,749
American International Group, Inc.	138	8,274
Aon plc	38	5,328
Arthur J Gallagher & Co.	28	1,843
Assurant, Inc.	8	807
Brighthouse Financial, Inc.*	14	823
Chubb Ltd.	72	10,952
Cincinnati Financial Corp.	22	1,644
Everest Re Group Ltd.	6	1,318
Hartford Financial Services Group, Inc. (The)	56	3,217
Lincoln National Corp.	34	2,603
Loews Corp.	42	2,112
Marsh & McLennan Cos., Inc.	78	6,547
MetLife, Inc.	162	8,696
Principal Financial Group, Inc.	42	2,973
Progressive Corp. (The)	89	4,733
Prudential Financial, Inc.	66	7,645
Torchmark Corp.	16	1,422
Travelers Cos., Inc. (The)	42	5,694
Unum Group	34	1,925
Willis Towers Watson plc	20	3,216
XL Group Ltd.	40	1,553
		94,332
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc.*	61	71,782
Expedia, Inc.	18	2,205
Netflix, Inc.*	66	12,380
Priceline Group, Inc. (The)*	8	13,918
TripAdvisor, Inc.*	16	554
		100,839
Leisure Products - 0.1%
Hasbro, Inc.	18	1,674
Mattel, Inc.	52	949
		2,623

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	50	3,462
Illumina, Inc.*	22	5,061
IQVIA Holdings, Inc.*	24	2,448
Mettler-Toledo International, Inc.*	4	2,517
PerkinElmer, Inc.	16	1,179
Thermo Fisher Scientific, Inc.	62	11,951
Waters Corp.*	12	2,366
		28,984
Machinery - 2.3%
Caterpillar, Inc.	90	12,703
Cummins, Inc.	24	4,018
Deere & Co.	49	7,343
Dover Corp.	24	2,345
Flowserve Corp.	20	852
Fortive Corp.	46	3,434
Illinois Tool Works, Inc.	48	8,124
Ingersoll-Rand plc	38	3,330
PACCAR, Inc.	54	3,798
Parker-Hannifin Corp.	20	3,750
Pentair plc	26	1,850
Snap-on, Inc.	8	1,355
Stanley Black & Decker, Inc.	24	4,071
Xylem, Inc.	28	1,941
		58,914
Media - 3.6%
CBS Corp. (Non-Voting), Class B	56	3,139
Charter Communications, Inc., Class A*	30	9,786
Comcast Corp., Class A	719	26,991
Discovery Communications, Inc., Class A*	24	457
Discovery Communications, Inc., Class C*	32	579
DISH Network Corp., Class A*	34	1,722
Interpublic Group of Cos., Inc. (The)	60	1,187
News Corp., Class A	58	937
News Corp., Class B	18	295
Omnicom Group, Inc.	36	2,572
Scripps Networks Interactive, Inc., Class A	14	1,146
Time Warner, Inc.	119	10,890
Twenty-First Century Fox, Inc., Class A	161	5,142
Twenty-First Century Fox, Inc., Class B	68	2,118
Viacom, Inc., Class B	54	1,529
Walt Disney Co. (The)	236	24,738
		93,228
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	206	2,868
Newmont Mining Corp.	82	3,033
Nucor Corp.	48	2,760
		8,661
Multiline Retail - 0.6%
Dollar General Corp.	40	3,523
Dollar Tree, Inc.*	36	3,699
Kohl’s Corp.	26	1,247
Macy’s, Inc.	46	1,095
Nordstrom, Inc.	18	818
Target Corp.	84	5,032
		15,414
Multi-Utilities - 1.4%
Ameren Corp.	38	2,430
CenterPoint Energy, Inc.	66	1,981
CMS Energy Corp.	44	2,195
Consolidated Edison, Inc.	48	4,274
Dominion Energy, Inc.	98	8,245
DTE Energy Co.	28	3,236
NiSource, Inc.	50	1,376
Public Service Enterprise Group, Inc.	78	4,139
SCANA Corp.	22	950
Sempra Energy	38	4,598
WEC Energy Group, Inc.	48	3,335
		36,759
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	86	4,136
Andeavor	22	2,320
Apache Corp.	58	2,426
Cabot Oil & Gas Corp.	70	2,027
Chesapeake Energy Corp.*	139	566
Chevron Corp.	290	34,507
Cimarex Energy Co.	14	1,626
Concho Resources, Inc.*	22	3,077
ConocoPhillips	186	9,464
Devon Energy Corp.	80	3,082
EOG Resources, Inc.	88	9,004
EQT Corp.	26	1,550
Exxon Mobil Corp.	648	53,972
Hess Corp.	42	1,927
Kinder Morgan, Inc.	294	5,066
Marathon Oil Corp.	130	1,929
Marathon Petroleum Corp.	78	4,885
Newfield Exploration Co.*	30	928
Noble Energy, Inc.	74	1,946
Occidental Petroleum Corp.	117	8,248
ONEOK, Inc.	58	3,010
Phillips 66	66	6,439
Pioneer Natural Resources Co.	26	4,057
Range Resources Corp.	34	613
Valero Energy Corp.	68	5,822
Williams Cos., Inc. (The)	126	3,660
		176,287
Personal Products - 0.2%
Coty, Inc., Class A	72	1,241
Estee Lauder Cos., Inc. (The), Class A	34	4,244
		5,485
Pharmaceuticals - 6.2%
Allergan plc	52	9,039
Bristol-Myers Squibb Co.	251	15,861
Eli Lilly & Co.	148	12,527
Johnson & Johnson	411	57,265
Merck & Co., Inc.	419	23,158
Mylan NV*	82	2,995
Perrigo Co. plc	20	1,744
Pfizer, Inc.	913	33,105
Zoetis, Inc.	75	5,422
		161,116
Professional Services - 0.4%
Equifax, Inc.	18	2,054
IHS Markit Ltd.*	56	2,499
Nielsen Holdings plc	52	1,909
Robert Half International, Inc.	20	1,141
Verisk Analytics, Inc.*	24	2,314
		9,917
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	46	1,994

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Road & Rail - 1.3%
CSX Corp.	140	7,805
JB Hunt Transport Services, Inc.	14	1,556
Kansas City Southern	16	1,794
Norfolk Southern Corp.	44	6,100
Union Pacific Corp.	122	15,433
		32,688
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	12	1,212
AutoZone, Inc.*	4	2,747
Best Buy Co., Inc.	40	2,384
CarMax, Inc.*	28	1,929
Foot Locker, Inc.	20	857
Gap, Inc. (The)	34	1,098
Home Depot, Inc. (The)	180	32,367
L Brands, Inc.	38	2,131
Lowe’s Cos., Inc.	129	10,755
O’Reilly Automotive, Inc.*	14	3,307
Ross Stores, Inc.	60	4,562
Signet Jewelers Ltd.	10	523
Tiffany & Co.	16	1,512
TJX Cos., Inc. (The)	98	7,404
Tractor Supply Co.	20	1,365
Ulta Beauty, Inc.*	8	1,774
		75,927
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	56	1,170
Michael Kors Holdings Ltd.*	24	1,403
NIKE, Inc., Class B	201	12,144
PVH Corp.	12	1,615
Ralph Lauren Corp.	8	761
Tapestry, Inc.	44	1,834
Under Armour, Inc., Class A*	28	372
Under Armour, Inc., Class C*	28	334
VF Corp.	50	3,648
		23,281
Tobacco - 1.7%
Altria Group, Inc.	293	19,874
Philip Morris International, Inc.	238	24,455
		44,329
Trading Companies & Distributors - 0.2%
Fastenal Co.	44	2,305
United Rentals, Inc.*	12	1,914
WW Grainger, Inc.	8	1,770
		5,989
Water Utilities - 0.1%
American Water Works Co., Inc.	28	2,564

TOTAL COMMON STOCKS (Cost $2,369,681)		2,569,447

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $3,371 (Cost $3,371)	3,371	3,371

Total Investments - 99.8% (Cost $2,373,052)		2,572,818
Other Assets Less Liabilities - 0.2%		5,410
Net assets - 100.0%		2,578,228

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,917
Aggregate gross unrealized depreciation	(56,911)
Net unrealized appreciation	$199,006
Federal income tax cost	$2,373,812

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.5%

Banks - 25.3%
Associated Banc-Corp.	21,469	547,460
BancorpSouth Bank	12,009	399,299
Bank of America Corp.	1,391,924	39,210,499
Bank of Hawaii Corp.	6,051	513,609
Bank of the Ozarks, Inc.	17,226	830,638
BankUnited, Inc.	15,150	564,034
BB&T Corp.	114,635	5,665,262
BOK Financial Corp.	3,526	313,814
Cathay General Bancorp	10,773	467,440
Chemical Financial Corp.	10,092	569,088
CIT Group, Inc.	19,208	957,327
Citigroup, Inc.	386,503	29,180,976
Citizens Financial Group, Inc.	71,024	2,890,677
Comerica, Inc.	24,954	2,078,918
Commerce Bancshares, Inc.	13,321	754,210
Cullen/Frost Bankers, Inc.	8,291	815,917
East West Bancorp, Inc.	20,496	1,261,324
Fifth Third Bancorp	104,511	3,188,631
First Citizens BancShares, Inc., Class A	1,234	526,289
First Financial Bankshares, Inc.	9,387	445,413
First Horizon National Corp.	33,216	644,058
First Republic Bank	21,888	2,091,180
FNB Corp.	45,853	650,654
Fulton Financial Corp.	24,817	471,523
Glacier Bancorp, Inc.	11,065	443,153
Hancock Holding Co.	12,021	617,278
Home BancShares, Inc.	22,420	533,596
Huntington Bancshares, Inc.	154,629	2,226,658
IBERIABANK Corp.	7,608	591,522
International Bancshares Corp.	7,683	316,924
Investors Bancorp, Inc.	36,311	518,158
JPMorgan Chase & Co.	499,196	52,175,966
KeyCorp	154,277	2,928,177
M&T Bank Corp.	21,553	3,641,379
MB Financial, Inc.	11,892	553,573
PacWest Bancorp	18,372	875,610
People’s United Financial, Inc.	48,848	929,089
Pinnacle Financial Partners, Inc.	10,464	718,354
PNC Financial Services Group, Inc. (The)	67,980	9,555,269
Popular, Inc.	14,468	511,588
Prosperity Bancshares, Inc.	9,857	690,384
Regions Financial Corp.	169,533	2,812,552
Signature Bank*	7,798	1,070,509
Sterling Bancorp	31,862	807,702
SunTrust Banks, Inc.	68,083	4,195,955
SVB Financial Group*	7,475	1,701,609
Synovus Financial Corp.	17,236	855,423
TCF Financial Corp.	24,347	494,488
Texas Capital Bancshares, Inc.*	7,037	635,793
Trustmark Corp.	9,609	326,129
UMB Financial Corp.	6,243	469,224
Umpqua Holdings Corp.	31,239	690,694
United Bankshares, Inc.	14,890	559,120
US Bancorp	225,433	12,432,630
Valley National Bancorp	37,447	445,619
Webster Financial Corp.	13,062	749,367
Wells Fargo & Co.	633,762	35,788,540
Western Alliance Bancorp*	13,774	801,371
Wintrust Financial Corp.	7,917	663,840
Zions Bancorp	28,680	1,421,094
		239,786,577
Capital Markets - 11.8%
Affiliated Managers Group, Inc.	7,938	1,577,043
Ameriprise Financial, Inc.	21,271	3,472,065
Bank of New York Mellon Corp. (The)	146,562	8,022,804
BGC Partners, Inc., Class A	33,539	547,692
BlackRock, Inc.	17,584	8,812,925
Cboe Global Markets, Inc.	15,998	1,974,633
Charles Schwab Corp. (The)	169,070	8,248,925
CME Group, Inc.	48,219	7,210,669
E*TRADE Financial Corp.*	39,019	1,878,375
Eaton Vance Corp.	16,311	901,672
Evercore, Inc., Class A	5,569	483,668
FactSet Research Systems, Inc.	5,565	1,112,332
Federated Investors, Inc., Class B	13,528	454,000
Financial Engines, Inc.	8,959	249,956
Franklin Resources, Inc.	46,678	2,023,491
Goldman Sachs Group, Inc. (The)	51,040	12,639,546
Intercontinental Exchange, Inc.	83,483	5,964,860
Invesco Ltd.	57,717	2,087,624
Janus Henderson Group plc	25,586	953,590
Lazard Ltd., Class A	18,408	906,594
Legg Mason, Inc.	12,349	493,466
LPL Financial Holdings, Inc.	12,764	661,686
MarketAxess Holdings, Inc.	5,332	1,041,180
Moody’s Corp.	23,573	3,578,853
Morgan Stanley	200,612	10,353,585
MSCI, Inc.	12,776	1,644,271
Nasdaq, Inc.	16,563	1,311,127
Northern Trust Corp.	30,468	2,979,161
Raymond James Financial, Inc.	18,204	1,607,413
S&P Global, Inc.	36,458	6,033,070
SEI Investments Co.	18,616	1,309,822
State Street Corp.	53,048	5,058,127
Stifel Financial Corp.	9,691	545,022
T. Rowe Price Group, Inc.	34,096	3,509,160
TD Ameritrade Holding Corp.	35,963	1,840,227
Waddell & Reed Financial, Inc., Class A	11,858	240,717
		111,729,351
Consumer Finance - 3.0%
Ally Financial, Inc.	63,816	1,714,098
American Express Co.	104,082	10,169,852
Capital One Financial Corp.	68,616	6,312,672
Credit Acceptance Corp.*	1,808	547,643
Discover Financial Services	52,821	3,729,163
LendingClub Corp.*	52,525	229,534
Navient Corp.	38,884	490,327
PRA Group, Inc.*	6,407	222,963
SLM Corp.*	61,219	708,304
Synchrony Financial	106,056	3,806,350
		27,930,906
Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc., Class B*	272,959	52,683,816
Voya Financial, Inc.	25,493	1,126,791
		53,810,607
Equity Real Estate Investment Trusts (REITs) - 14.5%
Acadia Realty Trust	11,868	332,660
Alexander & Baldwin, Inc.	6,556	190,517
Alexandria Real Estate Equities, Inc.	13,282	1,687,611
American Campus Communities, Inc.	19,354	820,223
American Homes 4 Rent, Class A	35,716	767,180
American Tower Corp.	60,882	8,762,746
Apartment Investment & Management Co., Class A	22,275	982,105

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Apple Hospitality REIT, Inc.	29,744	579,413
AvalonBay Communities, Inc.	19,589	3,552,073
Boston Properties, Inc.	21,892	2,744,819
Brandywine Realty Trust	24,881	428,700
Brixmor Property Group, Inc.	43,252	781,564
Camden Property Trust	13,110	1,196,681
CBL & Associates Properties, Inc.	24,272	136,651
Colony NorthStar, Inc., Class A	78,207	953,343
Columbia Property Trust, Inc.	17,198	391,598
CoreCivic, Inc.	16,765	394,145
CoreSite Realty Corp.	4,851	550,491
Corporate Office Properties Trust	14,110	428,097
Cousins Properties, Inc.	59,580	534,433
Crown Castle International Corp.	57,632	6,512,416
CubeSmart	25,559	729,454
CyrusOne, Inc.	12,951	786,903
DCT Industrial Trust, Inc.	13,204	794,089
DDR Corp.	43,306	330,425
DiamondRock Hospitality Co.	28,416	317,975
Digital Realty Trust, Inc.	29,026	3,387,334
Douglas Emmett, Inc.	21,719	875,493
Duke Realty Corp.	50,464	1,419,552
EastGroup Properties, Inc.	4,867	457,887
Education Realty Trust, Inc.	10,384	379,743
EPR Properties	9,092	616,619
Equinix, Inc.	11,052	5,133,543
Equity Commonwealth*	17,603	529,146
Equity LifeStyle Properties, Inc.	12,343	1,114,696
Equity Residential	52,106	3,481,723
Essex Property Trust, Inc.	9,361	2,312,073
Extra Space Storage, Inc.	17,862	1,524,700
Federal Realty Investment Trust	10,250	1,355,152
First Industrial Realty Trust, Inc.	17,001	553,383
Forest City Realty Trust, Inc., Class A	37,839	906,244
Four Corners Property Trust, Inc.	8,681	226,574
Gaming and Leisure Properties, Inc.	28,334	1,029,091
GEO Group, Inc. (The)	17,596	466,998
GGP, Inc.	88,569	2,081,371
Gramercy Property Trust	22,792	650,028
HCP, Inc.	66,527	1,758,974
Healthcare Realty Trust, Inc.	17,561	575,474
Healthcare Trust of America, Inc., Class A	28,463	870,683
Highwoods Properties, Inc.	14,645	743,820
Hospitality Properties Trust	23,303	698,857
Host Hotels & Resorts, Inc.	104,983	2,077,614
Hudson Pacific Properties, Inc.	22,031	784,965
Iron Mountain, Inc.	37,506	1,532,870
JBG SMITH Properties	13,247	441,258
Kilroy Realty Corp.	13,954	1,051,853
Kimco Realty Corp.	60,383	1,118,293
Kite Realty Group Trust	11,859	228,049
Lamar Advertising Co., Class A	11,862	892,378
LaSalle Hotel Properties	16,061	456,775
Lexington Realty Trust	30,720	321,331
Liberty Property Trust	20,898	937,902
Life Storage, Inc.	6,605	593,195
Macerich Co. (The)	15,447	1,000,193
Mack-Cali Realty Corp.	12,745	282,047
Medical Properties Trust, Inc.	51,649	707,075
Mid-America Apartment Communities, Inc.	16,116	1,650,923
National Health Investors, Inc.	5,814	453,492
National Retail Properties, Inc.	21,170	869,452
Omega Healthcare Investors, Inc.	27,980	751,263
Outfront Media, Inc.	19,665	461,341
Paramount Group, Inc.	28,790	465,534
Park Hotels & Resorts, Inc.	20,415	596,118
Pebblebrook Hotel Trust	9,782	376,314
Physicians Realty Trust	25,231	450,878
Piedmont Office Realty Trust, Inc., Class A	20,639	411,542
Potlatch Corp.	5,760	297,216
Prologis, Inc.	75,450	4,997,053
Public Storage	21,228	4,524,111
Quality Care Properties, Inc.*	13,308	195,495
Rayonier, Inc.	18,285	576,892
Realty Income Corp.	38,880	2,150,064
Regency Centers Corp.	20,991	1,423,400
Retail Properties of America, Inc., Class A	32,761	427,859
RLJ Lodging Trust	24,794	537,534
Ryman Hospitality Properties, Inc.	7,262	504,564
Sabra Health Care REIT, Inc.	24,945	479,942
SBA Communications Corp.*	17,074	2,898,311
Senior Housing Properties Trust	33,698	645,317
Simon Property Group, Inc.	44,095	7,132,366
SL Green Realty Corp.	14,040	1,435,309
Spirit Realty Capital, Inc.	65,028	555,339
STORE Capital Corp.	23,449	605,453
Sun Communities, Inc.	11,207	1,042,923
Sunstone Hotel Investors, Inc.	31,967	534,169
Tanger Factory Outlet Centers, Inc.	13,470	337,289
Taubman Centers, Inc.	8,612	505,438
UDR, Inc.	37,957	1,492,849
Uniti Group, Inc.	23,395	376,659
Urban Edge Properties	15,016	383,659
Ventas, Inc.	50,523	3,233,977
VEREIT, Inc.	138,196	1,077,929
Vornado Realty Trust	24,458	1,898,430
Washington Prime Group, Inc.	26,353	187,370
Washington REIT	10,913	352,708
Weingarten Realty Investors	16,942	558,239
Welltower, Inc.	52,328	3,530,047
Weyerhaeuser Co.	106,812	3,779,009
WP Carey, Inc.	15,163	1,079,302
Xenia Hotels & Resorts, Inc.	15,141	332,951
		137,837,298
Insurance - 11.4%
Aflac, Inc.	56,066	4,913,624
Alleghany Corp.*	2,190	1,280,712
Allstate Corp. (The)	51,262	5,262,557
American Financial Group, Inc.	9,739	1,023,179
American International Group, Inc.	128,156	7,684,234
AmTrust Financial Services, Inc.	13,333	128,530
Aon plc	36,080	5,059,138
Arch Capital Group Ltd.*	18,546	1,756,121
Arthur J Gallagher & Co.	25,558	1,682,483
Aspen Insurance Holdings Ltd.	8,490	348,090
Assurant, Inc.	7,645	771,151
Assured Guaranty Ltd.	16,889	613,240
Athene Holding Ltd., Class A*	10,511	505,264
Axis Capital Holdings Ltd.	11,803	618,359
Brighthouse Financial, Inc.*	13,591	799,015
Brown & Brown, Inc.	16,462	843,677
Chubb Ltd.	66,024	10,042,911
Cincinnati Financial Corp.	21,169	1,581,959
CNO Financial Group, Inc.	23,977	604,460
Erie Indemnity Co., Class A	2,621	324,716
Everest Re Group Ltd.	5,826	1,279,390
First American Financial Corp.	15,707	873,152
FNF Group	38,678	1,564,912
Genworth Financial, Inc., Class A*	70,808	240,039
Hanover Insurance Group, Inc. (The)	6,012	646,891

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	51,679	2,968,442
Kemper Corp.	6,915	477,135
Lincoln National Corp.	31,426	2,405,660
Loews Corp.	39,155	1,968,713
Markel Corp.*	1,985	2,197,197
Marsh & McLennan Cos., Inc.	72,706	6,102,215
Mercury General Corp.	5,179	284,224
MetLife, Inc.	150,777	8,093,709
Old Republic International Corp.	34,788	729,504
Primerica, Inc.	6,367	662,168
Principal Financial Group, Inc.	38,122	2,698,656
ProAssurance Corp.	7,574	468,452
Progressive Corp. (The)	82,548	4,389,903
Prudential Financial, Inc.	60,574	7,016,892
Reinsurance Group of America, Inc.	9,149	1,482,595
RenaissanceRe Holdings Ltd.	5,715	758,095
RLI Corp.	5,498	328,396
Torchmark Corp.	15,346	1,363,492
Travelers Cos., Inc. (The)	39,146	5,307,023
Unum Group	32,015	1,812,689
Validus Holdings Ltd.	11,227	552,144
White Mountains Insurance Group Ltd.	506	450,841
Willis Towers Watson plc	19,050	3,063,240
WR Berkley Corp.	13,591	939,410
XL Group Ltd.	36,592	1,420,501
		108,389,100
IT Services - 5.3%
Mastercard, Inc., Class A	132,463	19,931,708
Visa, Inc., Class A	259,512	29,218,456
Western Union Co. (The)	65,822	1,296,035
		50,446,199
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.	54,987	1,094,241
Annaly Capital Management, Inc.	163,575	1,908,920
ARMOUR Residential REIT, Inc.	2	51
Blackstone Mortgage Trust, Inc., Class A	13,452	440,149
Chimera Investment Corp.	26,638	487,475
Invesco Mortgage Capital, Inc.	15,830	279,558
MFA Financial, Inc.	56,222	449,776
New Residential Investment Corp.	43,598	771,249
Starwood Property Trust, Inc.	36,963	801,358
Two Harbors Investment Corp.	24,753	396,048
		6,628,825
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	42,665	1,849,955
Howard Hughes Corp. (The)*	5,513	683,612
Jones Lang LaSalle, Inc.	6,431	980,663
Realogy Holdings Corp.	19,340	539,779
RMR Group, Inc. (The), Class A	1	60
		4,054,069
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	19,606	275,661
Essent Group Ltd.*	11,728	518,964
MGIC Investment Corp.*	52,566	768,515
New York Community Bancorp, Inc.	69,377	925,489
Radian Group, Inc.	30,537	625,703
Washington Federal, Inc.	12,590	438,132
		3,552,464
TOTAL COMMON STOCKS (Cost $557,894,942)		744,165,396

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 14.9%

REPURCHASE AGREEMENTS(b) - 14.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $141,777,281 (Cost $141,773,264)	141,773,264	141,773,264

Total Investments - 93.4% (Cost $699,668,206)		885,938,660
Other Assets Less Liabilities - 6.6%		62,514,617
Net assets - 100.0%		948,453,277

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $141,491,987.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,959,172
Aggregate gross unrealized depreciation	(17,266,662)
Net unrealized appreciation	$237,692,510
Federal income tax cost	$700,419,819

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
50,408,559	51,883,191	11/6/2019	Bank of America NA	1.36%	iShares® U.S. Financials ETF	1,414,290
301,462,198	313,777,106	11/6/2018	Bank of America NA	1.79%	Dow Jones U.S. FinancialsSM Index(6)	12,383,737
351,870,757	365,660,297					13,798,027	(12,525,112)	—	1,272,915
54,681,394	55,840,929	11/6/2019	Citibank NA	1.91%	Dow Jones U.S. FinancialsSM Index(6)	1,180,025	(918,325)	—	261,700

8,805,344	9,036,924	11/13/2019	Credit Suisse International	1.71%	Dow Jones U.S. FinancialsSM Index(6)	231,692	—	(66)	231,626

80,951,967	82,407,243	11/13/2019	Deutsche Bank AG	1.66%	Dow Jones U.S. FinancialsSM Index(6)	1,477,176	—	(1,100,000)	377,176

29,708,017	30,621,771	11/13/2019	Goldman Sachs International	1.71%	Dow Jones U.S. FinancialsSM Index(6)	920,001	(803,705)	—	116,296

31,678,111	32,384,898	11/13/2019	Morgan Stanley & Co. International plc	1.79%	Dow Jones U.S. FinancialsSM Index(6)	709,998
159,043,468	184,818,138	11/6/2018	Morgan Stanley & Co. International plc	1.49%	iShares® U.S. Financials ETF	24,154,730
190,721,579	217,203,036					24,864,728	(24,864,728)	—	—
194,529,577	200,065,291	11/6/2019	Societe Generale	1.74%	Dow Jones U.S. FinancialsSM Index(6)	5,676,069	(4,866,264)	—	809,805

189,861,170	193,782,393	11/6/2019	UBS AG	1.69%	Dow Jones U.S. FinancialsSM Index(6)	4,025,951	—	—	4,025,951

1,101,129,805	1,154,617,884					52,173,669
					Total Appreciation	52,173,669

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty.

(3)             Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)             See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.3%

Aerospace & Defense - 16.1%
Arconic, Inc.	3,059	75,282
Boeing Co. (The)	4,022	1,113,290
BWX Technologies, Inc.	719	44,901
Curtiss-Wright Corp.	319	39,620
Esterline Technologies Corp.*	191	13,532
General Dynamics Corp.	2,016	417,635
HEICO Corp.	188	16,988
HEICO Corp., Class A	329	24,971
Hexcel Corp.	650	40,300
Huntington Ingalls Industries, Inc.	329	79,509
KLX, Inc.*	372	20,873
L3 Technologies, Inc.	566	112,402
Lockheed Martin Corp.	1,813	578,564
Moog, Inc., Class A*	234	19,682
Northrop Grumman Corp.	1,260	387,324
Orbital ATK, Inc.	417	55,019
Raytheon Co.	2,101	401,606
Rockwell Collins, Inc.	1,176	155,597
Spirit AeroSystems Holdings, Inc., Class A	856	72,118
Teledyne Technologies, Inc.*	256	47,677
Textron, Inc.	1,916	106,740
TransDigm Group, Inc.	349	99,043
United Technologies Corp.	5,377	653,037
		4,575,710
Air Freight & Logistics - 4.4%
CH Robinson Worldwide, Inc.	1,016	88,037
Expeditors International of Washington, Inc.	1,308	84,732
FedEx Corp.	1,786	413,388
United Parcel Service, Inc., Class B	4,985	605,428
XPO Logistics, Inc.*	708	55,953
		1,247,538
Building Products - 2.6%
Allegion plc	687	57,804
AO Smith Corp.	1,060	67,225
Armstrong World Industries, Inc.*	383	22,961
Fortune Brands Home & Security, Inc.	1,115	76,288
Johnson Controls International plc	6,749	254,032
Lennox International, Inc.	275	57,679
Masco Corp.	2,306	98,950
Owens Corning	805	71,122
USG Corp.*	654	24,859
		730,920
Chemicals - 0.8%
Sherwin-Williams Co. (The)	595	237,655

Commercial Services & Supplies - 2.2%
Brink’s Co. (The)	365	29,510
Cintas Corp.	618	97,298
Clean Harbors, Inc.*	376	20,251
Covanta Holding Corp.	948	14,410
Deluxe Corp.	350	24,885
MSA Safety, Inc.	246	21,156
Republic Services, Inc.	1,657	107,606
Stericycle, Inc.*	618	40,980
Tetra Tech, Inc.	409	20,450
Waste Management, Inc.	2,930	240,992
		617,538
Construction & Engineering - 1.1%
AECOM*	1,134	42,525
Chicago Bridge & Iron Co. NV	732	11,946
EMCOR Group, Inc.	428	34,570
Fluor Corp.	1,013	49,039
Jacobs Engineering Group, Inc.	871	57,164
KBR, Inc.	1,012	18,975
MasTec, Inc.*	485	21,752
Quanta Services, Inc.*	1,094	41,463
Valmont Industries, Inc.	164	28,339
		305,773
Construction Materials - 1.0%
Eagle Materials, Inc.	351	39,287
Martin Marietta Materials, Inc.	455	94,818
Summit Materials, Inc., Class A*	778	23,931
Vulcan Materials Co.	957	120,247
		278,283
Containers & Packaging - 3.2%
AptarGroup, Inc.	454	40,138
Avery Dennison Corp.	640	73,037
Ball Corp.	2,546	101,611
Bemis Co., Inc.	657	30,827
Berry Global Group, Inc.*	944	56,423
Crown Holdings, Inc.*	977	58,356
Graphic Packaging Holding Co.	2,243	34,340
International Paper Co.	2,989	169,207
Owens-Illinois, Inc.*	1,179	28,555
Packaging Corp. of America	683	81,004
Sealed Air Corp.	1,306	62,753
Silgan Holdings, Inc.	535	15,451
Sonoco Products Co.	719	38,474
WestRock Co.	1,838	114,710
		904,886
Electrical Equipment - 3.8%
Acuity Brands, Inc.	305	52,283
AMETEK, Inc.	1,670	121,392
Eaton Corp. plc	3,219	250,374
Emerson Electric Co.	4,632	300,246
EnerSys	314	21,694
Generac Holdings, Inc.*	450	22,127
Hubbell, Inc.	396	49,813
Regal Beloit Corp.	323	24,855
Rockwell Automation, Inc.	929	179,371
Sensata Technologies Holding NV*	1,239	61,888
		1,084,043
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	2,211	200,294
Anixter International, Inc.*	209	14,944
Arrow Electronics, Inc.*	639	51,586
Avnet, Inc.	891	36,896
Belden, Inc.	306	25,915
Cognex Corp.	627	86,883
Coherent, Inc.*	178	51,969
FLIR Systems, Inc.	993	46,254
IPG Photonics Corp.*	273	62,512
Itron, Inc.*	247	15,919
Jabil, Inc.	1,297	37,418
Keysight Technologies, Inc.*	1,342	58,377
Littelfuse, Inc.	164	33,276
National Instruments Corp.	774	34,017
TE Connectivity Ltd.	2,558	241,578
Trimble, Inc.*	1,832	76,926
Universal Display Corp.	303	54,843
VeriFone Systems, Inc.*	809	14,028
Vishay Intertechnology, Inc.	971	21,265
Zebra Technologies Corp., Class A*	384	42,363
		1,207,263

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Industrial Conglomerates - 11.7%
3M Co.	4,319	1,050,122
Carlisle Cos., Inc.	457	52,541
General Electric Co.	62,666	1,146,161
Honeywell International, Inc.	5,518	860,587
Roper Technologies, Inc.	740	197,736
		3,307,147
Internet Software & Services - 0.3%
CoStar Group, Inc.*	258	78,682

IT Services - 11.2%
Accenture plc, Class A	4,473	662,049
Alliance Data Systems Corp.	349	83,505
Automatic Data Processing, Inc.	3,216	368,103
Booz Allen Hamilton Holding Corp.	1,076	41,631
Broadridge Financial Solutions, Inc.	843	76,089
Conduent, Inc.*	1,424	21,730
Convergys Corp.	675	16,659
CoreLogic, Inc.*	613	26,733
Euronet Worldwide, Inc.*	380	34,713
Fidelity National Information Services, Inc.	2,406	226,958
First Data Corp., Class A*	3,097	50,946
Fiserv, Inc.*	1,523	200,198
FleetCor Technologies, Inc.*	668	121,489
Genpact Ltd.	894	28,823
Global Payments, Inc.	1,104	111,018
Jack Henry & Associates, Inc.	560	64,579
MAXIMUS, Inc.	470	32,468
Paychex, Inc.	2,315	155,823
PayPal Holdings, Inc.*	8,181	619,547
Sabre Corp.	1,510	30,064
Square, Inc., Class A*	1,823	71,498
Total System Services, Inc.	1,213	90,199
WEX, Inc.*	289	37,200
		3,172,022
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	2,326	161,052
Mettler-Toledo International, Inc.*	186	117,033
PerkinElmer, Inc.	798	58,797
		336,882
Machinery - 11.8%
Actuant Corp., Class A	432	11,405
AGCO Corp.	477	33,762
Allison Transmission Holdings, Inc.	1,023	41,984
Barnes Group, Inc.	359	23,791
Caterpillar, Inc.	4,277	603,699
Colfax Corp.*	712	26,529
Crane Co.	367	31,331
Cummins, Inc.	1,140	190,836
Deere & Co.	2,315	346,926
Donaldson Co., Inc.	949	47,355
Dover Corp.	1,127	110,119
Flowserve Corp.	946	40,281
Fortive Corp.	2,208	164,827
Graco, Inc.	405	53,294
Hillenbrand, Inc.	456	20,771
IDEX Corp.	553	74,970
Illinois Tool Works, Inc.	2,242	379,459
Ingersoll-Rand plc	1,836	160,870
ITT, Inc.	637	34,525
Kennametal, Inc.	584	27,226
Lincoln Electric Holdings, Inc.	448	40,831
Mueller Industries, Inc.	417	15,179
Nordson Corp.	367	47,108
Oshkosh Corp.	542	48,802
PACCAR, Inc.	2,543	178,849
Parker-Hannifin Corp.	964	180,740
Pentair plc	1,195	85,036
Terex Corp.	578	27,027
Timken Co. (The)	496	24,750
Toro Co. (The)	781	50,960
Trinity Industries, Inc.	1,095	39,037
Wabtec Corp.	618	47,524
Welbilt, Inc.*	1,007	22,597
Woodward, Inc.	399	30,863
Xylem, Inc.	1,300	90,142
		3,353,405
Marine - 0.1%
Kirby Corp.*	389	26,180

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	1,414	39,521

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	1,048	28,935

Professional Services - 1.4%
Equifax, Inc.	871	99,398
FTI Consulting, Inc.*	286	12,301
ManpowerGroup, Inc.	483	62,259
Robert Half International, Inc.	913	52,078
TransUnion*	1,080	59,962
Verisk Analytics, Inc.*	1,125	108,472
		394,470
Road & Rail - 6.0%
CSX Corp.	6,611	368,563
Genesee & Wyoming, Inc., Class A*	445	35,075
JB Hunt Transport Services, Inc.	618	68,684
Kansas City Southern	763	85,563
Landstar System, Inc.	303	31,270
Norfolk Southern Corp.	2,086	289,182
Old Dominion Freight Line, Inc.	495	63,974
Ryder System, Inc.	383	31,590
Union Pacific Corp.	5,793	732,814
		1,706,715
Trading Companies & Distributors - 1.9%
Air Lease Corp.	695	30,093
Applied Industrial Technologies, Inc.	283	18,098
Fastenal Co.	2,084	109,181
GATX Corp.	280	17,682
HD Supply Holdings, Inc.*	1,351	49,960
MRC Global, Inc.*	684	10,745
MSC Industrial Direct Co., Inc., Class A	326	29,363
NOW, Inc.*	779	8,039
United Rentals, Inc.*	612	97,602
Univar, Inc.*	741	21,830
Watsco, Inc.	220	36,850
WESCO International, Inc.*	347	22,746
WW Grainger, Inc.	380	84,098
		536,287
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	562	37,530
TOTAL COMMON STOCKS (Cost $23,730,235)		24,207,385

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 2.2%

REPURCHASE AGREEMENTS(b) - 2.2%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $613,877
(Cost $613,860)	613,860	613,860

Total Investments - 87.5% (Cost $24,344,095)		24,821,245
Other Assets Less Liabilities - 12.5%		3,555,330
Net assets - 100.0%		28,376,575

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,568,883.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,980,529
Aggregate gross unrealized depreciation	(812,741)
Net unrealized appreciation	$3,167,788
Federal income tax cost	$24,367,701

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
2,222,967	3,223,701	11/6/2018	Bank of America NA	1.13%	iShares® U.S. Industrials ETF	962,618
12,096,885	12,463,034	11/13/2019	Bank of America NA	1.54%	Dow Jones U.S. IndustrialsSM Index	372,519
14,319,852	15,686,735					1,335,137	(946,630)	—	388,507
484,037	647,008	11/6/2018	Citibank NA	1.51%	Dow Jones U.S. IndustrialsSM Index	169,851	—	—	169,851

1,702,092	1,746,627	11/13/2019	Credit Suisse International	1.70%	Dow Jones U.S. IndustrialsSM Index	46,370	—	(588)	45,782

4,392,218	4,485,045	11/6/2019	Goldman Sachs International	1.71%	Dow Jones U.S. IndustrialsSM Index	103,764	—	—	103,764

1,815,545	1,863,754	11/13/2019	Morgan Stanley & Co. International plc	1.84%	Dow Jones U.S. IndustrialsSM Index	49,889
3,394,349	4,363,874	11/6/2018	Morgan Stanley & Co. International plc	1.49%	iShares® U.S. Industrials ETF	928,298
5,209,894	6,227,628					978,187	(842,176)	—	136,011
2,454,441	2,495,732	11/13/2019	Societe Generale	1.64%	Dow Jones U.S. IndustrialsSM Index	45,418	—	—	45,418

1,270,815	1,305,034	11/6/2019	UBS AG	1.59%	Dow Jones U.S. IndustrialsSM Index	35,517	—	—	35,517

29,833,349	32,593,809					2,714,244
					Total Appreciation	2,714,244

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty.

(3)             Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.4%

Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	3,232	401,414
Esterline Technologies Corp.*	1,931	136,811
Huntington Ingalls Industries, Inc.	3,325	803,553
KLX, Inc.*	3,765	211,254
Orbital ATK, Inc.	4,218	556,523
Teledyne Technologies, Inc.*	2,587	481,803
		2,591,358
Airlines - 0.3%
JetBlue Airways Corp.*	24,082	517,041

Auto Components - 0.6%
Cooper Tire & Rubber Co.	3,821	140,421
Dana, Inc.	10,594	350,026
Gentex Corp.	20,908	428,196
		918,643
Automobiles - 0.4%
Thor Industries, Inc.	3,581	549,863

Banks - 7.4%
Associated Banc-Corp.	11,081	282,565
BancorpSouth Bank	6,199	206,117
Bank of Hawaii Corp.	3,123	265,080
Bank of the Ozarks, Inc.	8,891	428,724
Cathay General Bancorp	5,560	241,248
Chemical Financial Corp.	5,209	293,735
Commerce Bancshares, Inc.	6,875	389,285
Cullen/Frost Bankers, Inc.	4,280	421,195
East West Bancorp, Inc.	10,579	651,032
First Horizon National Corp.	17,144	332,422
FNB Corp.	23,667	335,835
Fulton Financial Corp.	12,809	243,371
Hancock Holding Co.	6,205	318,627
Home BancShares, Inc.	11,572	275,414
International Bancshares Corp.	3,966	163,597
MB Financial, Inc.	6,138	285,724
PacWest Bancorp	9,483	451,960
Pinnacle Financial Partners, Inc.	5,401	370,779
Prosperity Bancshares, Inc.	5,088	356,363
Signature Bank*	4,025	552,552
Sterling Bancorp	16,445	416,881
SVB Financial Group*	3,858	878,235
Synovus Financial Corp.	8,896	441,508
TCF Financial Corp.	12,567	255,236
Texas Capital Bancshares, Inc.*	3,632	328,151
Trustmark Corp.	4,960	168,342
UMB Financial Corp.	3,222	242,166
Umpqua Holdings Corp.	16,124	356,502
United Bankshares, Inc.	7,685	288,572
Valley National Bancorp	19,328	230,003
Webster Financial Corp.	6,742	386,789
Wintrust Financial Corp.	4,086	342,611
		11,200,621
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	653	117,442

Biotechnology - 0.5%
Bioverativ, Inc.*	7,919	396,109
United Therapeutics Corp.*	3,181	413,498
		809,607
Building Products - 0.4%
Lennox International, Inc.	2,780	583,077

Capital Markets - 2.9%
Eaton Vance Corp.	8,419	465,402
FactSet Research Systems, Inc.	2,872	574,055
Federated Investors, Inc., Class B	6,982	234,316
Janus Henderson Group plc	13,207	492,225
Legg Mason, Inc.	6,374	254,705
MarketAxess Holdings, Inc.	2,752	537,383
MSCI, Inc.	6,594	848,648
SEI Investments Co.	9,609	676,089
Stifel Financial Corp.	5,002	281,313
		4,364,136
Chemicals - 2.6%
Ashland Global Holdings, Inc.	4,569	338,015
Cabot Corp.	4,556	279,009
Chemours Co. (The)	13,531	695,493
Minerals Technologies, Inc.	2,570	186,196
NewMarket Corp.	677	271,152
Olin Corp.	12,173	433,846
PolyOne Corp.	5,989	276,752
RPM International, Inc.	9,778	517,941
Scotts Miracle-Gro Co. (The)	2,994	296,107
Sensient Technologies Corp.	3,212	249,026
Valvoline, Inc.	14,836	365,856
		3,909,393
Commercial Services & Supplies - 1.6%
Brink’s Co. (The)	3,696	298,822
Clean Harbors, Inc.*	3,808	205,099
Copart, Inc.*	14,672	633,244
Deluxe Corp.	3,540	251,694
Herman Miller, Inc.	4,379	156,549
HNI Corp.	3,228	112,980
MSA Safety, Inc.	2,488	213,968
Pitney Bowes, Inc.	13,669	145,848
Rollins, Inc.	7,024	325,562
		2,343,766
Communications Equipment - 1.0%
ARRIS International plc*	12,924	387,332
Ciena Corp.*	10,380	225,765
InterDigital, Inc.	2,542	193,446
NetScout Systems, Inc.*	6,556	203,564
Plantronics, Inc.	2,461	128,760
ViaSat, Inc.*	3,950	293,248
		1,432,115
Construction & Engineering - 1.1%
AECOM*	11,474	430,275
Dycom Industries, Inc.*	2,276	244,374
EMCOR Group, Inc.	4,333	349,977
Granite Construction, Inc.	2,917	193,601
KBR, Inc.	10,242	192,038
Valmont Industries, Inc.	1,654	285,811
		1,696,076
Construction Materials - 0.3%
Eagle Materials, Inc.	3,551	397,463

Consumer Finance - 0.2%
SLM Corp.*	31,598	365,589

Containers & Packaging - 1.1%
AptarGroup, Inc.	4,593	406,067
Bemis Co., Inc.	6,649	311,971
Greif, Inc., Class A	1,892	103,246
Owens-Illinois, Inc.*	11,926	288,848
Silgan Holdings, Inc.	5,412	156,299
Sonoco Products Co.	7,278	389,446
		1,655,877

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Distributors - 0.3%
Pool Corp.	3,018	379,182

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	4,545	188,390
Graham Holdings Co., Class B	339	197,671
Service Corp. International	13,709	506,548
Sotheby’s*	2,738	141,089
		1,033,698
Diversified Telecommunication Services - 0.0%(b)
Frontier Communications Corp.	5,751	48,884

Electric Utilities - 1.7%
Great Plains Energy, Inc.	15,790	541,755
Hawaiian Electric Industries, Inc.	7,965	305,458
IDACORP, Inc.	3,690	364,609
OGE Energy Corp.	14,622	522,882
PNM Resources, Inc.	5,832	265,356
Westar Energy, Inc.	10,401	595,041
		2,595,101
Electrical Equipment - 0.6%
EnerSys	3,178	219,568
Hubbell, Inc.	4,005	503,789
Regal Beloit Corp.	3,265	251,242
		974,599
Electronic Equipment, Instruments & Components - 4.7%
Arrow Electronics, Inc.*	6,462	521,677
Avnet, Inc.	9,011	373,146
Belden, Inc.	3,097	262,285
Cognex Corp.	6,339	878,395
Coherent, Inc.*	1,803	526,404
IPG Photonics Corp.*	2,759	631,756
Jabil, Inc.	13,124	378,627
Keysight Technologies, Inc.*	13,573	590,426
Knowles Corp.*	6,547	103,377
Littelfuse, Inc.	1,663	337,423
National Instruments Corp.	7,835	344,348
SYNNEX Corp.	2,135	290,787
Tech Data Corp.*	2,541	245,715
Trimble, Inc.*	18,536	778,326
VeriFone Systems, Inc.*	8,189	141,997
Vishay Intertechnology, Inc.	9,821	215,080
Zebra Technologies Corp., Class A*	3,889	429,034
		7,048,803
Energy Equipment & Services - 1.2%
Core Laboratories NV	3,230	325,423
Diamond Offshore Drilling, Inc.*	4,722	75,741
Dril-Quip, Inc.*	2,771	132,869
Ensco plc, Class A	31,686	170,154
Nabors Industries Ltd.	20,926	126,393
Oceaneering International, Inc.	7,195	140,590
Patterson-UTI Energy, Inc.	15,622	337,279
Rowan Cos. plc, Class A*	8,319	120,376
Superior Energy Services, Inc.*	11,190	107,983
Transocean Ltd.*	28,642	290,430
		1,827,238
Equity Real Estate Investment Trusts (REITs) - 7.6%
Alexander & Baldwin, Inc.	3,384	98,339
American Campus Communities, Inc.	9,989	423,334
Camden Property Trust	6,767	617,692
CoreCivic, Inc.	8,653	203,432
CoreSite Realty Corp.	2,504	284,154
Corporate Office Properties Trust	7,283	220,966
Cousins Properties, Inc.	30,752	275,845
CyrusOne, Inc.	6,684	406,120
DCT Industrial Trust, Inc.	6,815	409,854
Douglas Emmett, Inc.	11,210	451,875
Education Realty Trust, Inc.	5,359	195,979
EPR Properties	4,692	318,211
First Industrial Realty Trust, Inc.	8,775	285,626
GEO Group, Inc. (The)	9,082	241,036
Healthcare Realty Trust, Inc.	9,064	297,027
Highwoods Properties, Inc.	7,559	383,922
Hospitality Properties Trust	12,028	360,720
JBG SMITH Properties	6,837	227,740
Kilroy Realty Corp.	7,202	542,887
Lamar Advertising Co., Class A	6,122	460,558
LaSalle Hotel Properties	8,290	235,768
Liberty Property Trust	10,787	484,121
Life Storage, Inc.	3,409	306,162
Mack-Cali Realty Corp.	6,578	145,571
Medical Properties Trust, Inc.	26,658	364,948
National Retail Properties, Inc.	10,927	448,772
Omega Healthcare Investors, Inc.	14,442	387,768
Potlatch Corp.	2,973	153,407
Quality Care Properties, Inc.*	6,869	100,906
Rayonier, Inc.	9,438	297,769
Sabra Health Care REIT, Inc.	12,876	247,734
Senior Housing Properties Trust	17,393	333,076
Tanger Factory Outlet Centers, Inc.	6,953	174,103
Taubman Centers, Inc.	4,445	260,877
Uniti Group, Inc.	12,076	194,424
Urban Edge Properties	7,750	198,012
Washington Prime Group, Inc.	13,602	96,710
Weingarten Realty Investors	8,745	288,148
		11,423,593
Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,800	338,100
Sprouts Farmers Market, Inc.*	9,232	215,844
United Natural Foods, Inc.*	3,706	177,962
		731,906
Food Products - 2.2%
Dean Foods Co.	6,657	74,292
Flowers Foods, Inc.	13,489	269,510
Hain Celestial Group, Inc. (The)*	7,593	312,072
Ingredion, Inc.	5,248	726,743
Lamb Weston Holdings, Inc.	10,703	581,922
Lancaster Colony Corp.	1,427	190,191
Post Holdings, Inc.*	4,844	384,856
Sanderson Farms, Inc.	1,465	248,596
Snyder’s-Lance, Inc.	6,226	240,822
Tootsie Roll Industries, Inc.	1,403	52,472
TreeHouse Foods, Inc.*	4,187	192,686
		3,274,162
Gas Utilities - 1.9%
Atmos Energy Corp.	7,766	716,724
National Fuel Gas Co.	6,261	368,147
New Jersey Resources Corp.	6,336	282,585
ONE Gas, Inc.	3,827	303,290
Southwest Gas Holdings, Inc.	3,484	299,415
UGI Corp.	12,694	622,133
WGL Holdings, Inc.	3,750	317,025
		2,909,319
Health Care Equipment & Supplies - 2.8%
ABIOMED, Inc.*	3,068	597,769
Globus Medical, Inc., Class A*	5,287	200,959
Halyard Health, Inc.*	3,426	166,298
Hill-Rom Holdings, Inc.	4,824	407,869
LivaNova plc*	3,175	276,797
Masimo Corp.*	3,499	310,851
NuVasive, Inc.*	3,720	214,607
STERIS plc	6,219	559,461

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Teleflex, Inc.	3,298	875,685
West Pharmaceutical Services, Inc.	5,418	541,421
		4,151,717
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc.*	5,981	190,375
HealthSouth Corp.	7,229	361,088
LifePoint Health, Inc.*	2,937	140,389
MEDNAX, Inc.*	6,851	341,111
Molina Healthcare, Inc.*	3,220	251,933
Owens & Minor, Inc.	4,483	85,805
Tenet Healthcare Corp.*	5,906	83,275
WellCare Health Plans, Inc.*	3,259	694,134
		2,148,110
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	13,224	189,103
Medidata Solutions, Inc.*	4,284	285,486
		474,589
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	3,531	129,694
Buffalo Wild Wings, Inc.*	1,135	177,003
Cheesecake Factory, Inc. (The)	3,201	156,977
Churchill Downs, Inc.	948	222,780
Cracker Barrel Old Country Store, Inc.	1,760	275,141
Domino’s Pizza, Inc.	3,202	596,084
Dunkin’ Brands Group, Inc.	6,607	394,438
ILG, Inc.	7,774	218,372
International Speedway Corp., Class A	1,829	75,446
Jack in the Box, Inc.	2,154	222,961
Papa John’s International, Inc.	1,947	113,822
Six Flags Entertainment Corp.	5,827	381,202
Texas Roadhouse, Inc.	4,785	244,370
Wendy’s Co. (The)	13,369	199,064
		3,407,354
Household Durables - 1.8%
CalAtlantic Group, Inc.	5,568	312,031
Helen of Troy Ltd.*	1,993	178,174
KB Home	6,102	191,359
NVR, Inc.*	255	886,125
Tempur Sealy International, Inc.*	3,359	194,519
Toll Brothers, Inc.	11,139	560,626
TRI Pointe Group, Inc.*	11,081	200,788
Tupperware Brands Corp.	3,725	235,122
		2,758,744
Household Products - 0.1%
Energizer Holdings, Inc.	4,527	207,925

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,625	531,736

Insurance - 3.8%
Alleghany Corp.*	1,130	660,824
American Financial Group, Inc.	5,027	528,137
Aspen Insurance Holdings Ltd.	4,382	179,662
Brown & Brown, Inc.	8,497	435,471
CNO Financial Group, Inc.	12,376	311,999
First American Financial Corp.	8,107	450,668
Genworth Financial, Inc., Class A*	36,547	123,894
Hanover Insurance Group, Inc. (The)	3,103	333,883
Kemper Corp.	3,569	246,261
Mercury General Corp.	2,673	146,694
Old Republic International Corp.	17,956	376,537
Primerica, Inc.	3,287	341,848
Reinsurance Group of America, Inc.	4,722	765,200
RenaissanceRe Holdings Ltd.	2,949	391,185
WR Berkley Corp.	7,015	484,877
		5,777,140
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	2,340	95,121

Internet Software & Services - 0.6%
Cars.com, Inc.*	5,241	127,042
j2 Global, Inc.	3,539	267,053
LogMeIn, Inc.	3,857	458,983
		853,078
IT Services - 3.0%
Acxiom Corp.*	5,832	158,922
Broadridge Financial Solutions, Inc.	8,528	769,737
Convergys Corp.	6,830	168,565
CoreLogic, Inc.*	6,197	270,251
DST Systems, Inc.	4,430	277,229
Jack Henry & Associates, Inc.	5,670	653,864
Leidos Holdings, Inc.	10,407	661,573
MAXIMUS, Inc.	4,750	328,130
Sabre Corp.	15,271	304,046
Science Applications International Corp.	3,200	237,440
Teradata Corp.*	9,226	350,680
WEX, Inc.*	2,922	376,120
		4,556,557
Leisure Products - 0.6%
Brunswick Corp.	6,496	359,553
Polaris Industries, Inc.	4,260	541,063
		900,616
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*	1,473	399,625
Bio-Techne Corp.	2,734	368,406
Charles River Laboratories International, Inc.*	3,485	363,137
INC Research Holdings, Inc., Class A*	4,116	157,643
		1,288,811
Machinery - 4.4%
AGCO Corp.	4,828	341,726
Crane Co.	3,709	316,637
Donaldson Co., Inc.	9,598	478,940
Graco, Inc.	4,100	539,519
IDEX Corp.	5,596	758,650
ITT, Inc.	6,443	349,211
Kennametal, Inc.	5,907	275,384
Lincoln Electric Holdings, Inc.	4,536	413,411
Nordson Corp.	3,717	477,114
Oshkosh Corp.	5,479	493,329
Terex Corp.	5,944	277,941
Timken Co. (The)	5,016	250,298
Toro Co. (The)	7,902	515,606
Trinity Industries, Inc.	11,081	395,038
Wabtec Corp.	6,255	481,010
Woodward, Inc.	4,041	312,571
		6,676,385
Marine - 0.2%
Kirby Corp.*	3,935	264,826

Media - 1.3%
AMC Networks, Inc., Class A*	3,813	196,522
Cable One, Inc.	343	235,576
Cinemark Holdings, Inc.	7,760	280,214

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
John Wiley & Sons, Inc., Class A	3,263	193,006
Live Nation Entertainment, Inc.*	9,811	445,223
Meredith Corp.	2,890	196,954
New York Times Co. (The), Class A	9,204	173,035
TEGNA, Inc.	15,751	209,173
		1,929,703
Metals & Mining - 1.8%
Allegheny Technologies, Inc.*	9,217	209,871
Carpenter Technology Corp.	3,424	169,248
Commercial Metals Co.	8,477	168,184
Compass Minerals International, Inc.	2,477	172,771
Reliance Steel & Aluminum Co.	5,338	419,620
Royal Gold, Inc.	4,784	395,733
Steel Dynamics, Inc.	17,564	676,214
United States Steel Corp.	12,789	369,858
Worthington Industries, Inc.	3,277	136,323
		2,717,822
Multiline Retail - 0.2%
Big Lots, Inc.	3,237	191,306
Dillard’s, Inc., Class A	1,538	92,434
		283,740
Multi-Utilities - 0.9%
Black Hills Corp.	3,916	229,125
MDU Resources Group, Inc.	14,300	399,685
NorthWestern Corp.	3,549	228,059
Vectren Corp.	6,076	422,282
		1,279,151
Oil, Gas & Consumable Fuels - 2.2%
Callon Petroleum Co.*	14,720	162,509
CNX Resources Corp.*	15,160	211,482
CONSOL Energy, Inc.*	2	44
Energen Corp.*	7,117	401,826
Gulfport Energy Corp.*	12,049	154,227
HollyFrontier Corp.	12,980	577,350
Matador Resources Co.*	7,050	201,630
Murphy Oil Corp.	11,878	331,990
PBF Energy, Inc., Class A	8,031	259,963
QEP Resources, Inc.*	17,610	170,113
SM Energy Co.	7,495	154,697
Southwestern Energy Co.*	37,281	237,107
World Fuel Services Corp.	5,015	140,771
WPX Energy, Inc.*	29,131	369,090
		3,372,799
Paper & Forest Products - 0.3%
Domtar Corp.	4,583	220,992
Louisiana-Pacific Corp.*	10,602	292,721
		513,713
Personal Products - 0.4%
Avon Products, Inc.*	32,213	63,782
Edgewell Personal Care Co.*	4,171	241,876
Nu Skin Enterprises, Inc., Class A	3,644	247,464
		553,122
Pharmaceuticals - 0.7%
Akorn, Inc.*	6,860	223,293
Catalent, Inc.*	9,618	382,700
Endo International plc*	14,715	108,008
Mallinckrodt plc*	7,115	155,250
Prestige Brands Holdings, Inc.*	3,881	175,421
		1,044,672
Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	2,706	333,136
ManpowerGroup, Inc.	4,886	629,805
		962,941
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	3,319	506,114

Road & Rail - 1.6%
Avis Budget Group, Inc.*	5,326	202,921
Genesee & Wyoming, Inc., Class A*	4,505	355,084
Knight-Swift Transportation Holdings, Inc.	9,346	398,887
Landstar System, Inc.	3,070	316,824
Old Dominion Freight Line, Inc.	5,007	647,105
Ryder System, Inc.	3,879	319,940
Werner Enterprises, Inc.	3,281	125,334
		2,366,095
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc.*	4,672	258,081
Cree, Inc.*	7,153	254,218
Cypress Semiconductor Corp.	24,345	389,764
First Solar, Inc.*	5,963	370,302
Integrated Device Technology, Inc.*	9,771	294,009
Microsemi Corp.*	8,455	446,847
MKS Instruments, Inc.	3,974	374,748
Monolithic Power Systems, Inc.	2,788	329,960
Silicon Laboratories, Inc.*	3,115	283,777
Synaptics, Inc.*	2,468	93,142
Teradyne, Inc.	14,485	586,208
Versum Materials, Inc.	7,966	305,894
		3,986,950
Software - 3.2%
ACI Worldwide, Inc.*	8,643	197,752
Blackbaud, Inc.	3,519	346,445
CDK Global, Inc.	9,644	666,304
CommVault Systems, Inc.*	3,099	167,036
Fair Isaac Corp.	2,243	352,286
Fortinet, Inc.*	11,068	465,520
Manhattan Associates, Inc.*	5,047	223,834
PTC, Inc.*	8,465	539,051
Take-Two Interactive Software, Inc.*	8,351	931,555
Tyler Technologies, Inc.*	2,540	464,617
Ultimate Software Group, Inc. (The)*	2,075	437,887
		4,792,287
Specialty Retail - 1.5%
Aaron’s, Inc.	4,557	171,890
American Eagle Outfitters, Inc.	12,315	198,025
AutoNation, Inc.*	4,583	253,761
Bed Bath & Beyond, Inc.	10,552	236,259
Dick’s Sporting Goods, Inc.	6,198	182,593
GameStop Corp., Class A	7,415	139,031
Michaels Cos., Inc. (The)*	8,084	174,614
Murphy USA, Inc.*	2,455	193,577
Office Depot, Inc.	37,958	124,123
Sally Beauty Holdings, Inc.*	9,619	164,004
Urban Outfitters, Inc.*	5,951	185,195
Williams-Sonoma, Inc.	5,836	298,570
		2,321,642
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	8,333	73,580
Diebold Nixdorf, Inc.	5,529	106,157
NCR Corp.*	8,896	278,356
		458,093
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,502	379,337
Deckers Outdoor Corp.*	2,343	175,092

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Skechers U.S.A., Inc., Class A*	9,803	344,085
		898,514
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	35,809	477,692
Washington Federal, Inc.	6,498	226,130
		703,822
Trading Companies & Distributors - 0.6%
GATX Corp.	2,834	178,967
MSC Industrial Direct Co., Inc., Class A	3,302	297,411
NOW, Inc.*	7,883	81,353
Watsco, Inc.	2,225	372,687
		930,418
Water Utilities - 0.3%
Aqua America, Inc.	13,008	494,174

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,717	185,994
TOTAL COMMON STOCKS (Cost $124,488,436)		130,093,027

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 2.9%

REPURCHASE AGREEMENTS(c) - 2.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $4,414,982 (Cost $4,414,857)	4,414,857	4,414,857

Total Investments - 89.3% (Cost $128,903,293)		134,507,884
Other Assets Less Liabilities - 10.7%		16,065,532
Net assets - 100.0%		150,573,416

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,085,852.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,241,736
Aggregate gross unrealized depreciation	(6,933,724)
Net unrealized appreciation	$11,308,012
Federal income tax cost	$131,977,248

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	40	12/15/2017	USD	$7,596,800	$433,831

Cash collateral in the amount of $264,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
32,175,470	33,587,982	11/6/2018	Bank of America NA	1.49%	S&P MidCap 400®	1,422,424	(1,112,748)	—	309,676

3,000,000	3,029,824	11/6/2018	BNP Paribas SA	1.64%	S&P MidCap 400®	30,665	—	—	30,665

8,939,391	9,077,461	11/6/2019	Citibank NA	1.61%	S&P MidCap 400®	143,733	—	—	143,733

12,464,487	12,777,987	11/6/2019	Credit Suisse International	1.54%	S&P MidCap 400®	319,281	—	(260,000)	59,281

5,575,855	5,744,701	11/6/2019	Goldman Sachs International	1.66%	S&P MidCap 400®	171,289
25,465,885	28,409,760	11/6/2018	Goldman Sachs International	1.41%	SPDR® S&P MidCap 400® ETF Trust	2,569,515
31,041,740	34,154,461					2,740,804	(2,379,648)	(64,000)	297,156
52,141,256	53,924,172	11/6/2019	Morgan Stanley & Co. International plc	1.44%	S&P MidCap 400®	1,816,319	(1,571,718)	—	244,601

13,060,150	13,569,809	11/6/2019	Societe Generale	1.54%	S&P MidCap 400®	518,974	(390,014)	—	128,960

1,974,984	3,295,643	11/6/2018	UBS AG	1.69%	S&P MidCap 400®	1,351,345	(1,154,393)	—	196,952

154,797,478	163,417,339					8,343,545
					Total Appreciation	8,343,545

(1)        The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)        Agreements may be terminated at will by either party without penalty.

(3)        Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)        The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)        Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.0%

Aerospace & Defense - 1.1%
AAR Corp.	2,499	103,908
Aerojet Rocketdyne Holdings, Inc.*	5,372	169,164
Aerovironment, Inc.*	1,631	74,341
Astronics Corp.*	1,666	69,122
Axon Enterprise, Inc.*	4,050	100,764
Cubic Corp.	1,961	121,484
Curtiss-Wright Corp.	3,435	426,627
Ducommun, Inc.*	818	22,879
Engility Holdings, Inc.*	1,401	40,895
Esterline Technologies Corp.*	2,034	144,109
KeyW Holding Corp. (The)*	3,743	20,549
KLX, Inc.*	4,020	225,562
Kratos Defense & Security Solutions, Inc.*	5,565	58,043
Mercury Systems, Inc.*	3,640	189,972
Moog, Inc., Class A*	2,476	208,256
National Presto Industries, Inc.	385	39,925
Sparton Corp.*	749	17,377
Triumph Group, Inc.	3,793	117,204
Vectrus, Inc.*	850	27,396
		2,177,577
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,567	110,750
Atlas Air Worldwide Holdings, Inc.*	1,809	104,470
Echo Global Logistics, Inc.*	2,097	56,619
Forward Air Corp.	2,332	132,691
Hub Group, Inc., Class A*	2,535	121,173
Park-Ohio Holdings Corp.	685	31,852
Radiant Logistics, Inc.*	2,908	13,987
		571,542
Airlines - 0.3%
Allegiant Travel Co.	984	149,568
Hawaiian Holdings, Inc.	4,118	177,692
SkyWest, Inc.	3,942	205,181
		532,441
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	7,670	137,676
Cooper Tire & Rubber Co.	4,126	151,631
Cooper-Standard Holdings, Inc.*	1,363	171,833
Dana, Inc.	11,298	373,286
Dorman Products, Inc.*	2,128	145,364
Fox Factory Holding Corp.*	2,722	106,158
Gentherm, Inc.*	2,846	102,456
Horizon Global Corp.*	1,932	27,241
LCI Industries	1,883	246,485
Modine Manufacturing Co.*	3,839	87,913
Motorcar Parts of America, Inc.*	1,451	37,813
Shiloh Industries, Inc.*	1,111	9,488
Standard Motor Products, Inc.	1,673	75,636
Stoneridge, Inc.*	2,091	47,717
Superior Industries International, Inc.	1,913	31,947
Tenneco, Inc.	4,147	246,373
Tower International, Inc.	1,535	49,427
		2,048,444
Automobiles - 0.1%
Winnebago Industries, Inc.	2,447	133,973

Banks - 8.5%
1st Source Corp.	1,252	64,415
Access National Corp.	1,154	33,985
ACNB Corp.	463	13,427
Allegiance Bancshares, Inc.*	889	35,427
American National Bankshares, Inc.	634	26,089
Ameris Bancorp	2,821	139,922
Ames National Corp.	665	19,983
Arrow Financial Corp.	920	33,856
Atlantic Capital Bancshares, Inc.*	1,621	27,881
Banc of California, Inc.	3,376	76,129
BancFirst Corp.	1,305	74,124
Banco Latinoamericano de Comercio Exterior SA, Class E	2,355	69,143
Bancorp, Inc. (The)*	3,820	36,939
BancorpSouth Bank	6,686	222,309
Bank of Commerce Holdings	1,203	14,556
Bank of Marin Bancorp	465	32,759
Bank of NT Butterfield & Son Ltd. (The)	4,179	166,241
Bankwell Financial Group, Inc.	466	16,445
Banner Corp.	2,560	147,430
Bar Harbor Bankshares	1,168	33,288
BCB Bancorp, Inc.	736	10,746
Berkshire Hills Bancorp, Inc.	3,103	119,621
Blue Hills Bancorp, Inc.	1,851	39,519
Boston Private Financial Holdings, Inc.	6,477	105,899
Bridge Bancorp, Inc.	1,464	52,631
Brookline Bancorp, Inc.	5,833	93,911
Bryn Mawr Bank Corp.	1,302	57,483
BSB Bancorp, Inc.*	649	20,606
Byline Bancorp, Inc.*	514	10,974
C&F Financial Corp.	254	15,240
Cadence BanCorp*	677	16,519
Camden National Corp.	1,189	54,325
Capital Bank Financial Corp., Class A	2,259	94,313
Capital City Bank Group, Inc.	859	21,716
Capstar Financial Holdings, Inc.*	669	14,678
Carolina Financial Corp.	1,470	56,816
Cathay General Bancorp	5,921	256,912
CenterState Bank Corp.	4,189	113,648
Central Pacific Financial Corp.	2,315	74,543
Central Valley Community Bancorp	769	15,749
Century Bancorp, Inc., Class A	227	19,477
Chemical Financial Corp.	5,507	310,540
Chemung Financial Corp.	248	12,090
Citizens & Northern Corp.	913	23,409
City Holding Co.	1,178	83,897
Civista Bancshares, Inc.	771	17,471
CNB Financial Corp.	1,147	32,667
CoBiz Financial, Inc.	2,955	62,587
Codorus Valley Bancorp, Inc.	663	20,010
Columbia Banking System, Inc.	5,603	258,298
Commerce Union Bancshares, Inc.	538	12,804
Community Bank System, Inc.	3,814	211,219
Community Bankers Trust Corp.*	1,667	14,503
Community Financial Corp. (The)	307	11,009
Community Trust Bancorp, Inc.	1,196	59,501
ConnectOne Bancorp, Inc.	2,346	63,694
County Bancorp, Inc.	364	11,597
Customers Bancorp, Inc.*	2,189	59,322
CVB Financial Corp.	8,044	197,802
DNB Financial Corp.	241	8,423
Eagle Bancorp, Inc.*	2,450	162,068
Enterprise Bancorp, Inc.	735	27,460
Enterprise Financial Services Corp.	1,750	79,187
Equity Bancshares, Inc., Class A*	828	28,624

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Evans Bancorp, Inc.	359	15,993
Farmers & Merchants Bancorp, Inc.	689	28,022
Farmers Capital Bank Corp.	571	23,525
Farmers National Banc Corp.	1,957	29,649
FB Financial Corp.*	1,012	42,959
FCB Financial Holdings, Inc., Class A*	2,735	144,545
Fidelity Southern Corp.	1,689	37,242
Financial Institutions, Inc.	1,124	37,148
First Bancorp, Inc.	792	24,536
First Bancorp/NC	2,184	82,774
First Bancorp/PR*	14,923	74,317
First Bancshares, Inc. (The)	660	21,780
First Busey Corp.	2,947	93,803
First Business Financial Services, Inc.	639	14,933
First Citizens BancShares, Inc., Class A	576	245,658
First Commonwealth Financial Corp.	7,517	113,507
First Community Bancshares, Inc.	1,290	38,700
First Connecticut Bancorp, Inc.	1,095	29,072
First Financial Bancorp	4,787	135,711
First Financial Bankshares, Inc.	4,928	233,834
First Financial Corp.	821	39,572
First Financial Northwest, Inc.	645	10,933
First Foundation, Inc.*	2,263	43,155
First Guaranty Bancshares, Inc.	303	8,481
First Internet Bancorp	478	19,048
First Interstate BancSystem, Inc., Class A	2,023	80,313
First Merchants Corp.	3,183	139,415
First Mid-Illinois Bancshares, Inc.	781	31,451
First Midwest Bancorp, Inc.	7,933	198,087
First Northwest Bancorp*	782	13,998
First of Long Island Corp. (The)	1,815	54,722
Flushing Financial Corp.	2,157	61,000
FNB Bancorp	412	14,984
Franklin Financial Network, Inc.*	915	31,979
Fulton Financial Corp.	13,323	253,137
German American Bancorp, Inc.	1,646	61,906
Glacier Bancorp, Inc.	6,081	243,544
Great Southern Bancorp, Inc.	843	45,564
Great Western Bancorp, Inc.	4,600	190,072
Green Bancorp, Inc.*	1,655	37,072
Guaranty Bancorp	1,824	52,987
Guaranty Bancshares, Inc.	161	4,933
Hancock Holding Co.	6,549	336,291
Hanmi Financial Corp.	2,449	77,756
HarborOne Bancorp, Inc.*	1,008	19,535
Heartland Financial USA, Inc.	1,907	96,304
Heritage Commerce Corp.	2,812	45,639
Heritage Financial Corp.	2,286	74,409
Hilltop Holdings, Inc.	5,695	141,635
Home BancShares, Inc.	12,238	291,264
HomeTrust Bancshares, Inc.*	1,295	34,965
Hope Bancorp, Inc.	10,080	188,698
Horizon Bancorp	1,784	49,060
Howard Bancorp, Inc.*	684	15,048
IBERIABANK Corp.	3,929	305,480
Independent Bank Corp./MA	2,072	150,634
Independent Bank Corp./MI	1,578	35,347
Independent Bank Group, Inc.	1,371	94,462
International Bancshares Corp.	4,254	175,478
Investar Holding Corp.	635	14,891
Investors Bancorp, Inc.	20,145	287,469
Lakeland Bancorp, Inc.	3,486	72,857
Lakeland Financial Corp.	1,877	95,126
LCNB Corp.	689	14,469
LegacyTexas Financial Group, Inc.	3,672	153,747
Live Oak Bancshares, Inc.	1,767	45,500
Macatawa Bank Corp.	2,017	20,533
MainSource Financial Group, Inc.	1,919	75,896
MB Financial, Inc.	6,295	293,032
MBT Financial Corp.	1,385	15,097
Mercantile Bank Corp.	1,252	46,462
Middlefield Banc Corp.	203	9,176
Midland States Bancorp, Inc.	1,204	40,033
MidSouth Bancorp, Inc.	1,132	15,508
MidWestOne Financial Group, Inc.	867	31,533
MutualFirst Financial, Inc.	476	18,064
National Bank Holdings Corp., Class A	1,933	65,587
National Bankshares, Inc.	526	24,354
National Commerce Corp.*	887	36,766
NBT Bancorp, Inc.	3,315	128,755
Nicolet Bankshares, Inc.*	686	39,754
Northeast Bancorp	563	13,878
Northrim BanCorp, Inc.	526	19,699
Norwood Financial Corp.	445	13,452
OFG Bancorp	3,360	32,928
Ohio Valley Banc Corp.	317	12,585
Old Line Bancshares, Inc.	661	19,975
Old National Bancorp	10,437	190,475
Old Point Financial Corp.	282	8,085
Old Second Bancorp, Inc.	2,247	30,222
Opus Bank*	1,610	44,919
Orrstown Financial Services, Inc.	576	14,573
Pacific Mercantile Bancorp*	1,201	11,530
Pacific Premier Bancorp, Inc.*	3,044	120,542
Paragon Commercial Corp.*	327	18,724
Park National Corp.	1,038	116,630
Park Sterling Corp.	4,008	51,583
Parke Bancorp, Inc.	450	9,405
Peapack Gladstone Financial Corp.	1,323	46,609
Penns Woods Bancorp, Inc.	358	17,803
Peoples Bancorp of North Carolina, Inc.	328	11,526
Peoples Bancorp, Inc.	1,275	43,172
Peoples Financial Services Corp.	532	26,084
People’s Utah Bancorp	1,050	33,075
Preferred Bank	1,009	63,163
Premier Financial Bancorp, Inc.	731	14,598
QCR Holdings, Inc.	942	42,767
RBB Bancorp	294	7,406
Renasant Corp.	3,355	144,399
Republic Bancorp, Inc., Class A	748	31,835
Republic First Bancorp, Inc.*	3,784	35,759
S&T Bancorp, Inc.	2,670	111,499
Sandy Spring Bancorp, Inc.	1,832	72,162
Seacoast Banking Corp. of Florida*	3,314	86,263
ServisFirst Bancshares, Inc.	3,594	150,912
Shore Bancshares, Inc.	972	16,932
Sierra Bancorp	951	26,590
Simmons First National Corp., Class A	2,947	170,631
SmartFinancial, Inc.*	556	12,354
South State Corp.	2,244	206,599
Southern First Bancshares, Inc.*	513	22,008
Southern National Bancorp of Virginia, Inc.	1,664	28,404
Southside Bancshares, Inc.	2,152	77,902
State Bank Financial Corp.	2,914	88,702
Sterling Bancorp	16,565	419,923
Stock Yards Bancorp, Inc.	1,695	67,461
Summit Financial Group, Inc.	844	22,678

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Sun Bancorp, Inc.	834	21,309
Sunshine Bancorp, Inc.*	572	13,717
Texas Capital Bancshares, Inc.*	3,871	349,745
Tompkins Financial Corp.	1,137	100,693
Towne Bank	4,393	147,166
TriCo Bancshares	1,587	66,702
TriState Capital Holdings, Inc.*	1,735	41,987
Triumph Bancorp, Inc.*	1,361	45,253
Trustmark Corp.	5,242	177,913
Two River Bancorp	560	10,242
UMB Financial Corp.	3,517	264,338
Umpqua Holdings Corp.	17,210	380,513
Union Bankshares Corp.	3,353	126,375
Union Bankshares, Inc.	302	15,311
United Bankshares, Inc.	7,772	291,839
United Community Banks, Inc.	5,495	157,926
United Security Bancshares	1,011	9,908
Unity Bancorp, Inc.	599	12,429
Univest Corp. of Pennsylvania	2,016	56,650
Valley National Bancorp	20,069	238,821
Veritex Holdings, Inc.*	1,257	34,970
Washington Trust Bancorp, Inc.	1,165	66,230
WashingtonFirst Bankshares, Inc.	777	26,535
WesBanco, Inc.	3,270	137,569
West Bancorporation, Inc.	1,234	33,010
Westamerica Bancorp	1,977	122,238
Wintrust Financial Corp.	4,310	361,394
Xenith Bankshares, Inc.*	399	14,025
		17,251,760
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	666	119,780
Castle Brands, Inc.*	6,881	8,395
Coca-Cola Bottling Co. Consolidated	366	78,950
Craft Brew Alliance, Inc.*	985	19,158
MGP Ingredients, Inc.	1,003	74,573
National Beverage Corp.	912	99,518
Primo Water Corp.*	1,966	25,774
		426,148
Biotechnology - 4.6%
Abeona Therapeutics, Inc.*	1,880	32,524
Acceleron Pharma, Inc.*	2,489	90,824
Achaogen, Inc.*	2,653	31,730
Achillion Pharmaceuticals, Inc.*	9,087	28,351
Acorda Therapeutics, Inc.*	3,365	68,309
Adamas Pharmaceuticals, Inc.*	1,138	42,277
Aduro Biotech, Inc.*	3,374	32,053
Advaxis, Inc.*	2,835	8,477
Agenus, Inc.*	5,741	22,562
Aileron Therapeutics, Inc.*	395	4,432
Aimmune Therapeutics, Inc.*	2,733	104,401
Akebia Therapeutics, Inc.*	3,476	54,087
Alder Biopharmaceuticals, Inc.*	4,923	54,153
AMAG Pharmaceuticals, Inc.*	2,724	38,000
Amicus Therapeutics, Inc.*	12,834	178,649
AnaptysBio, Inc.*	931	78,251
Anavex Life Sciences Corp.*	2,843	10,803
Ardelyx, Inc.*	2,594	17,250
Arena Pharmaceuticals, Inc.*	3,053	94,612
Array BioPharma, Inc.*	13,402	150,773
Asterias Biotherapeutics, Inc.*	2,094	5,130
Atara Biotherapeutics, Inc.*	1,978	28,582
Athenex, Inc.*	541	9,257
Athersys, Inc.*	7,930	15,464
Audentes Therapeutics, Inc.*	1,185	34,199
Avexis, Inc.*	1,941	184,026
Axovant Sciences Ltd.*	2,518	13,899
Bellicum Pharmaceuticals, Inc.*	2,110	21,163
BioCryst Pharmaceuticals, Inc.*	6,218	31,587
Biohaven Pharmaceutical Holding Co. Ltd.*	815	18,851
BioSpecifics Technologies Corp.*	439	19,711
BioTime, Inc.*	5,878	15,753
Bluebird Bio, Inc.*	3,548	613,093
Blueprint Medicines Corp.*	3,017	226,456
Calithera Biosciences, Inc.*	2,379	24,980
Calyxt, Inc.*	632	12,096
Cara Therapeutics, Inc.*	2,075	25,834
Cascadian Therapeutics, Inc.*	2,662	11,340
Catalyst Pharmaceuticals, Inc.*	5,556	23,891
Celldex Therapeutics, Inc.*	9,398	28,194
ChemoCentryx, Inc.*	1,896	12,324
Chimerix, Inc.*	3,619	16,177
Clovis Oncology, Inc.*	3,412	214,512
Coherus Biosciences, Inc.*	2,979	26,662
Conatus Pharmaceuticals, Inc.*	1,987	8,246
Concert Pharmaceuticals, Inc.*	1,392	31,404
Corbus Pharmaceuticals Holdings, Inc.*	3,439	26,480
Corvus Pharmaceuticals, Inc.*	654	7,331
Curis, Inc.*	9,004	7,161
Cytokinetics, Inc.*	3,226	27,744
CytomX Therapeutics, Inc.*	2,256	46,699
Dynavax Technologies Corp.*	4,727	94,540
Eagle Pharmaceuticals, Inc.*	640	37,798
Edge Therapeutics, Inc.*	1,543	15,584
Editas Medicine, Inc.*	2,625	75,784
Emergent BioSolutions, Inc.*	2,602	114,306
Enanta Pharmaceuticals, Inc.*	1,205	59,840
Epizyme, Inc.*	3,204	38,448
Esperion Therapeutics, Inc.*	1,318	81,070
Exact Sciences Corp.*	9,135	543,350
Fate Therapeutics, Inc.*	2,961	13,028
FibroGen, Inc.*	5,144	244,340
Five Prime Therapeutics, Inc.*	2,111	55,625
Flexion Therapeutics, Inc.*	2,153	55,784
Fortress Biotech, Inc.*	2,559	9,852
Foundation Medicine, Inc.*	1,124	59,797
G1 Therapeutics, Inc.*	611	12,556
Genocea Biosciences, Inc.*	2,224	2,713
Genomic Health, Inc.*	1,534	46,465
Geron Corp.*	11,546	22,977
Global Blood Therapeutics, Inc.*	2,867	113,103
Halozyme Therapeutics, Inc.*	9,268	173,034
Heron Therapeutics, Inc.*	3,528	62,093
Idera Pharmaceuticals, Inc.*	8,385	18,531
Ignyta, Inc.*	3,881	63,648
Immune Design Corp.*	1,324	5,428
ImmunoGen, Inc.*	6,536	41,504
Immunomedics, Inc.*	7,938	86,207
Inovio Pharmaceuticals, Inc.*	6,326	29,036
Insmed, Inc.*	5,769	179,935
Insys Therapeutics, Inc.*	1,865	9,885
Intellia Therapeutics, Inc.*	1,101	24,795
Invitae Corp.*	3,310	28,929
Iovance Biotherapeutics, Inc.*	4,104	37,141
Ironwood Pharmaceuticals, Inc.*	10,458	180,610
Jounce Therapeutics, Inc.*	1,124	17,714
Karyopharm Therapeutics, Inc.*	2,625	29,374
Keryx Biopharmaceuticals, Inc.*	6,955	33,314
Kindred Biosciences, Inc.*	1,953	14,940
Kura Oncology, Inc.*	1,506	24,171
La Jolla Pharmaceutical Co.*	1,358	45,289
Lexicon Pharmaceuticals, Inc.*	3,346	34,196

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Ligand Pharmaceuticals, Inc.*	1,592	209,905
Loxo Oncology, Inc.*	1,775	136,231
MacroGenics, Inc.*	2,633	50,870
Madrigal Pharmaceuticals, Inc.*	322	16,209
Matinas BioPharma Holdings, Inc.*	4,100	5,781
MediciNova, Inc.*	2,580	18,008
Merrimack Pharmaceuticals, Inc.	996	11,514
Mersana Therapeutics, Inc.*	392	7,448
MiMedx Group, Inc.*	8,154	94,342
Minerva Neurosciences, Inc.*	2,258	12,984
Miragen Therapeutics, Inc.*	981	7,819
Momenta Pharmaceuticals, Inc.*	5,703	78,701
Myriad Genetics, Inc.*	4,989	172,769
NantKwest, Inc.*	2,372	11,623
Natera, Inc.*	2,439	23,731
NewLink Genetics Corp.*	1,700	14,909
Novavax, Inc.*	21,863	29,734
Novelion Therapeutics, Inc.*	1,175	4,477
Nymox Pharmaceutical Corp.*	2,361	8,901
Oncocyte Corp.*	298	1,505
Organovo Holdings, Inc.*	7,782	11,751
Otonomy, Inc.*	2,189	11,711
Ovid therapeutics, Inc.*	392	4,826
PDL BioPharma, Inc.*	12,350	35,939
Pieris Pharmaceuticals, Inc.*	2,667	16,482
Portola Pharmaceuticals, Inc.*	4,288	217,616
Progenics Pharmaceuticals, Inc.*	5,493	31,750
Protagonist Therapeutics, Inc.*	728	14,196
Prothena Corp. plc*	2,982	138,633
PTC Therapeutics, Inc.*	3,114	49,668
Puma Biotechnology, Inc.*	2,231	236,263
Ra Pharmaceuticals, Inc.*	913	13,019
Radius Health, Inc.*	2,890	81,816
Recro Pharma, Inc.*	1,058	10,199
REGENXBIO, Inc.*	2,137	60,050
Repligen Corp.*	2,917	103,408
Retrophin, Inc.*	2,969	66,921
Rigel Pharmaceuticals, Inc.*	9,754	40,577
Sage Therapeutics, Inc.*	2,938	271,501
Sangamo Therapeutics, Inc.*	6,441	104,344
Sarepta Therapeutics, Inc.*	4,597	255,915
Selecta Biosciences, Inc.*	1,081	11,523
Seres Therapeutics, Inc.*	1,588	16,674
Spark Therapeutics, Inc.*	2,072	151,733
Spectrum Pharmaceuticals, Inc.*	6,048	118,541
Stemline Therapeutics, Inc.*	1,754	27,012
Strongbridge Biopharma plc*	1,703	11,410
Syndax Pharmaceuticals, Inc.*	833	7,297
Synergy Pharmaceuticals, Inc.*	17,612	36,633
Syros Pharmaceuticals, Inc.*	971	14,419
TG Therapeutics, Inc.*	3,769	32,413
Tocagen, Inc.*	652	7,785
Trevena, Inc.*	4,356	7,231
Ultragenyx Pharmaceutical, Inc.*	3,074	155,206
Vanda Pharmaceuticals, Inc.*	3,420	48,051
VBI Vaccines, Inc.*	1,684	8,471
Veracyte, Inc.*	1,839	12,468
Versartis, Inc.*	2,532	4,937
Voyager Therapeutics, Inc.*	1,131	16,547
vTv Therapeutics, Inc., Class A*	551	2,309
XBiotech, Inc.*	1,500	6,330
Xencor, Inc.*	2,957	64,196
ZIOPHARM Oncology, Inc.*	10,203	46,628
		9,269,358
Building Products - 1.1%
AAON, Inc.	3,218	117,296
Advanced Drainage Systems, Inc.	2,743	65,009
American Woodmark Corp.*	1,095	109,062
Apogee Enterprises, Inc.	2,199	110,016
Armstrong Flooring, Inc.*	1,811	31,729
Builders FirstSource, Inc.*	7,516	153,327
Caesarstone Ltd.*	1,761	43,849
Continental Building Products, Inc.*	3,069	85,625
CSW Industrials, Inc.*	1,125	54,113
Gibraltar Industries, Inc.*	2,467	81,164
Griffon Corp.	2,277	53,168
Insteel Industries, Inc.	1,413	38,928
JELD-WEN Holding, Inc.*	5,240	204,937
Masonite International Corp.*	2,312	170,279
NCI Building Systems, Inc.*	3,106	51,870
Patrick Industries, Inc.*	1,257	127,208
PGT Innovations, Inc.*	3,758	61,443
Ply Gem Holdings, Inc.*	1,723	30,669
Quanex Building Products Corp.	2,668	58,429
Simpson Manufacturing Co., Inc.	3,202	192,024
Trex Co., Inc.*	2,295	270,259
Universal Forest Products, Inc.	4,661	182,525
		2,292,929
Capital Markets - 1.1%
Actua Corp.*	2,374	36,797
Arlington Asset Investment Corp., Class A	1,795	21,199
Artisan Partners Asset Management, Inc., Class A	3,460	136,670
Associated Capital Group, Inc., Class A	390	13,591
B. Riley Financial, Inc.	1,642	29,556
BlackRock Capital Investment Corp.	2	13
Cannae Holdings, Inc.*	4,802	87,444
Cohen & Steers, Inc.	1,658	77,230
Cowen, Inc.*	2,012	29,979
Diamond Hill Investment Group, Inc.	246	51,921
Donnelley Financial Solutions, Inc.*	2,602	53,081
Evercore, Inc., Class A	3,039	263,937
Financial Engines, Inc.	4,548	126,889
GAIN Capital Holdings, Inc.	2,811	21,223
GAMCO Investors, Inc., Class A	353	10,325
Greenhill & Co., Inc.	2,128	43,198
Hamilton Lane, Inc., Class A	1,095	37,745
Hercules Capital, Inc.	6	81
Houlihan Lokey, Inc.	1,945	86,825
INTL. FCStone, Inc.*	1,177	51,647
Investment Technology Group, Inc.	2,553	45,928
Ladenburg Thalmann Financial Services, Inc.	7,895	27,238
Medley Management, Inc., Class A	420	2,982
Moelis & Co., Class A	2,426	116,205
OM Asset Management plc	5,854	96,006
Oppenheimer Holdings, Inc., Class A	761	20,509
Piper Jaffray Cos.	1,118	87,819
PJT Partners, Inc., Class A	1,405	59,755
Prospect Capital Corp.	3	21
Pzena Investment Management, Inc., Class A	1,313	14,679
Safeguard Scientifics, Inc.*	1,573	19,505
Silvercrest Asset Management Group, Inc., Class A	554	8,421
Stifel Financial Corp.	5,178	291,236
Value Line, Inc.	85	1,504
Virtu Financial, Inc., Class A	1,915	31,214
Virtus Investment Partners, Inc.	521	62,546

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Waddell & Reed Financial, Inc., Class A	6,312	128,134
Westwood Holdings Group, Inc.	630	43,060
Wins Finance Holdings, Inc.*(b)	74	1,431
WisdomTree Investments, Inc.	8,960	103,040
		2,340,584
Chemicals - 1.8%
A Schulman, Inc.	2,219	84,211
Advanced Emissions Solutions, Inc.	1,638	14,726
AdvanSix, Inc.*	2,327	100,177
AgroFresh Solutions, Inc.*	1,711	10,403
American Vanguard Corp.	2,230	44,377
Balchem Corp.	2,461	214,772
Calgon Carbon Corp.	3,926	84,802
Chase Corp.	555	70,097
Codexis, Inc.*	3,168	21,859
Core Molding Technologies, Inc.	570	12,266
Ferro Corp.*	6,505	164,902
Flotek Industries, Inc.*	4,297	20,282
FutureFuel Corp.	1,944	29,179
GCP Applied Technologies, Inc.*	5,571	182,450
Hawkins, Inc.	749	28,724
HB Fuller Co.	3,919	221,698
Ingevity Corp.*	3,305	263,045
Innophos Holdings, Inc.	1,503	69,634
Innospec, Inc.	1,862	132,947
Intrepid Potash, Inc.*	7,355	28,096
KMG Chemicals, Inc.	717	38,998
Koppers Holdings, Inc.*	1,603	79,990
Kraton Corp.*	2,329	109,579
Kronos Worldwide, Inc.	1,762	49,177
LSB Industries, Inc.*	1,689	15,218
Minerals Technologies, Inc.	2,731	197,861
OMNOVA Solutions, Inc.*	3,356	35,909
PolyOne Corp.	6,325	292,278
Quaker Chemical Corp.	1,009	166,263
Rayonier Advanced Materials, Inc.	3,330	62,571
Sensient Technologies Corp.	3,440	266,703
Stepan Co.	1,551	128,904
Trecora Resources*	1,526	19,151
Tredegar Corp.	2,007	39,538
Trinseo SA	3,448	254,462
Tronox Ltd., Class A	6,699	153,340
Valhi, Inc.	1,964	13,257
		3,721,846
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,344	185,923
ACCO Brands Corp.*	8,402	110,486
Advanced Disposal Services, Inc.*	3,396	79,229
Aqua Metals, Inc.*	1,292	4,199
ARC Document Solutions, Inc.*	3,105	8,570
Brady Corp., Class A	3,609	141,112
Brink’s Co. (The)	3,563	288,069
Casella Waste Systems, Inc., Class A*	3,039	64,791
CECO Environmental Corp.	2,319	12,546
CompX International, Inc.	128	1,715
Covanta Holding Corp.	9,105	138,396
Deluxe Corp.	3,766	267,763
Ennis, Inc.	1,944	41,116
Essendant, Inc.	2,903	27,317
Healthcare Services Group, Inc.	5,536	287,484
Heritage-Crystal Clean, Inc.*	1,101	21,084
Herman Miller, Inc.	4,636	165,737
HNI Corp.	3,429	120,015
Hudson Technologies, Inc.*	2,849	16,353
InnerWorkings, Inc.*	3,515	38,138
Interface, Inc.	4,835	120,633
Kimball International, Inc., Class B	2,832	52,505
Knoll, Inc.	3,756	81,768
LSC Communications, Inc.	2,597	42,487
Matthews International Corp., Class A	2,430	137,659
McGrath RentCorp	1,820	86,996
Mobile Mini, Inc.	3,415	122,599
MSA Safety, Inc.	2,589	222,654
Multi-Color Corp.	1,062	81,243
NL Industries, Inc.*	649	9,962
Quad/Graphics, Inc.	2,437	54,857
RR Donnelley & Sons Co.	5,449	51,166
SP Plus Corp.*	1,352	52,998
Steelcase, Inc., Class A	6,653	101,126
Team, Inc.*	2,273	31,254
Tetra Tech, Inc.	4,443	222,150
UniFirst Corp.	1,187	194,074
US Ecology, Inc.	1,697	87,311
Viad Corp.	1,570	90,432
VSE Corp.	671	32,054
		3,895,971
Communications Equipment - 1.3%
Acacia Communications, Inc.*	1,436	55,544
ADTRAN, Inc.	3,773	87,156
Aerohive Networks, Inc.*	2,487	13,430
Applied Optoelectronics, Inc.*	1,426	62,259
CalAmp Corp.*	2,687	61,398
Calix, Inc.*	3,336	22,017
Ciena Corp.*	10,961	238,402
Clearfield, Inc.*	893	13,038
Comtech Telecommunications Corp.	1,783	38,638
Digi International, Inc.*	2,055	21,064
EMCORE Corp.*	2,092	16,318
Extreme Networks, Inc.*	8,480	108,968
Finisar Corp.*	8,857	177,228
Harmonic, Inc.*	6,161	25,876
Infinera Corp.*	11,244	81,406
InterDigital, Inc.	2,690	204,709
KVH Industries, Inc.*	1,209	13,057
Lumentum Holdings, Inc.*	4,735	255,927
NETGEAR, Inc.*	2,506	129,059
NetScout Systems, Inc.*	6,736	209,153
Oclaro, Inc.*	12,866	91,606
Plantronics, Inc.	2,587	135,352
Quantenna Communications, Inc.*	1,641	20,069
Ribbon Communications, Inc.*	3,687	28,648
Ubiquiti Networks, Inc.*	1,796	120,027
ViaSat, Inc.*	4,137	307,131
Viavi Solutions, Inc.*	17,783	166,627
		2,704,107
Construction & Engineering - 1.0%
Aegion Corp.*	2,546	70,346
Ameresco, Inc., Class A*	1,451	12,334
Argan, Inc.	1,129	66,611
Chicago Bridge & Iron Co. NV	7,829	127,769
Comfort Systems USA, Inc.	2,862	122,923
Dycom Industries, Inc.*	2,343	251,568
EMCOR Group, Inc.	4,580	369,927
Granite Construction, Inc.	3,084	204,685
Great Lakes Dredge & Dock Corp.*	4,411	22,055
HC2 Holdings, Inc.*	3,166	17,286
IES Holdings, Inc.*	673	11,946
KBR, Inc.	10,927	204,881
Layne Christensen Co.*	1,402	18,184
MasTec, Inc.*	5,173	232,009

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MYR Group, Inc.*	1,241	44,130
Northwest Pipe Co.*	741	13,509
NV5 Global, Inc.*	615	34,102
Orion Group Holdings, Inc.*	2,104	16,348
Primoris Services Corp.	3,063	85,733
Sterling Construction Co., Inc.*	2,007	34,420
Tutor Perini Corp.*	2,906	73,231
		2,033,997
Construction Materials - 0.2%
Forterra, Inc.*	1,450	14,268
Summit Materials, Inc., Class A*	8,316	255,800
United States Lime & Minerals, Inc.	153	13,059
US Concrete, Inc.*	1,183	95,645
		378,772
Consumer Finance - 0.5%
Elevate Credit, Inc.*	1,119	8,392
Encore Capital Group, Inc.*	1,864	85,371
Enova International, Inc.*	2,568	38,135
EZCORP, Inc., Class A*	3,878	46,730
FirstCash, Inc.	3,687	248,504
Green Dot Corp., Class A*	3,551	219,452
LendingClub Corp.*	24,705	107,961
Nelnet, Inc., Class A	1,550	83,033
PRA Group, Inc.*	3,568	124,166
Regional Management Corp.*	792	19,539
World Acceptance Corp.*	457	37,922
		1,019,205
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,984	108,267
Greif, Inc., Class B	437	27,247
Myers Industries, Inc.	1,795	38,323
UFP Technologies, Inc.*	501	13,803
		187,640
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,543	117,486
VOXX International Corp.*	1,558	10,516
Weyco Group, Inc.	490	13,823
		141,825
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	4,834	200,369
American Public Education, Inc.*	1,228	32,972
Ascent Capital Group, Inc., Class A*	855	10,294
Bridgepoint Education, Inc.*	1,447	13,211
Cambium Learning Group, Inc.*	1,074	6,358
Capella Education Co.	894	76,258
Career Education Corp.*	5,254	69,721
Carriage Services, Inc.	1,195	30,616
Chegg, Inc.*	7,395	112,478
Collectors Universe, Inc.	582	16,814
Grand Canyon Education, Inc.*	3,645	346,129
Houghton Mifflin Harcourt Co.*	8,034	78,332
K12, Inc.*	2,646	43,765
Laureate Education, Inc., Class A*	2,762	37,646
Liberty Tax, Inc., Class A	532	6,357
Regis Corp.*	2,760	44,022
Sotheby’s*	2,960	152,529
Strayer Education, Inc.	825	81,865
Weight Watchers International, Inc.*	2,174	95,808
		1,455,544
Diversified Financial Services - 0.0%(c)
Marlin Business Services Corp.	682	16,266
NewStar Financial, Inc.	2,396	28,273
On Deck Capital, Inc.*	3,831	20,266
Tiptree, Inc.	1,942	13,011
		77,816
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	824	49,242
Cincinnati Bell, Inc.*	3,261	70,764
Cogent Communications Holdings, Inc.	3,232	151,419
Consolidated Communications Holdings, Inc.	5,078	71,803
Frontier Communications Corp.	6,110	51,935
General Communication, Inc., Class A*	2,067	82,494
Globalstar, Inc.*	36,002	56,883
Hawaiian Telcom Holdco, Inc.*	464	14,639
IDT Corp., Class B	1,351	21,116
Intelsat SA*	2,817	10,057
Iridium Communications, Inc.*	6,509	80,386
Ooma, Inc.*	1,316	14,542
ORBCOMM, Inc.*	5,218	56,146
pdvWireless, Inc.*	734	23,965
Straight Path Communications, Inc., Class B*	761	138,380
Vonage Holdings Corp.*	15,520	157,994
Windstream Holdings, Inc.	14,806	38,940
		1,090,705
Electric Utilities - 0.9%
ALLETE, Inc.	3,976	320,068
El Paso Electric Co.	3,141	191,287
Genie Energy Ltd., Class B	1,048	4,538
IDACORP, Inc.	3,926	387,928
MGE Energy, Inc.	2,715	179,190
Otter Tail Corp.	3,055	147,556
PNM Resources, Inc.	6,201	282,145
Portland General Electric Co.	6,951	345,048
Spark Energy, Inc., Class A	906	11,325
		1,869,085
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	514	16,402
Atkore International Group, Inc.*	2,549	54,243
AZZ, Inc.	2,017	97,018
Babcock & Wilcox Enterprises, Inc.*	3,801	17,865
Encore Wire Corp.	1,574	73,348
Energous Corp.*	1,462	12,193
EnerSys	3,391	234,284
Generac Holdings, Inc.*	4,781	235,082
General Cable Corp.	3,825	82,237
LSI Industries, Inc.	1,883	13,162
Plug Power, Inc.*	17,355	41,131
Powell Industries, Inc.	684	19,200
Preformed Line Products Co.	237	19,787
Revolution Lighting Technologies, Inc.*	957	4,326
Sunrun, Inc.*	6,601	36,966
Thermon Group Holdings, Inc.*	2,503	58,220
TPI Composites, Inc.*	830	15,720
Vicor Corp.*	1,301	29,337
Vivint Solar, Inc.*	2,023	7,182
		1,067,703
Electronic Equipment, Instruments & Components - 2.3%
Akoustis Technologies, Inc.*	708	4,814
Anixter International, Inc.*	2,255	161,233
AVX Corp.	3,580	64,941
Badger Meter, Inc.	2,180	101,152
Bel Fuse, Inc., Class B	747	20,057
Belden, Inc.	3,269	276,852
Benchmark Electronics, Inc.*	3,884	118,462

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Control4 Corp.*	1,896	63,023
CTS Corp.	2,483	67,662
Daktronics, Inc.	2,757	26,412
Electro Scientific Industries, Inc.*	2,485	59,466
ePlus, Inc.*	1,020	82,824
Fabrinet*	2,819	89,954
FARO Technologies, Inc.*	1,287	67,310
Fitbit, Inc., Class A*	13,568	93,076
II-VI, Inc.*	4,713	223,396
Insight Enterprises, Inc.*	2,767	107,913
Iteris, Inc.*	1,849	11,852
Itron, Inc.*	2,655	171,115
KEMET Corp.*	3,640	56,129
Kimball Electronics, Inc.*	2,061	42,972
Knowles Corp.*	6,848	108,130
Littelfuse, Inc.	1,749	354,872
Maxwell Technologies, Inc.*	2,802	15,579
Mesa Laboratories, Inc.	252	33,914
Methode Electronics, Inc.	2,781	130,985
MicroVision, Inc.*	5,994	10,130
MTS Systems Corp.	1,305	72,950
Napco Security Technologies, Inc.*	925	9,250
Novanta, Inc.*	2,488	119,673
OSI Systems, Inc.*	1,352	117,164
Park Electrochemical Corp.	1,496	28,574
PC Connection, Inc.	898	24,614
PCM, Inc.*	780	7,683
Plexus Corp.*	2,609	163,089
Radisys Corp.*	2,863	2,137
Rogers Corp.*	1,401	225,701
Sanmina Corp.*	5,819	197,846
ScanSource, Inc.*	1,926	69,336
SYNNEX Corp.	2,254	306,995
Systemax, Inc.	892	27,206
Tech Data Corp.*	2,726	263,604
TTM Technologies, Inc.*	7,177	117,200
VeriFone Systems, Inc.*	8,653	150,043
Vishay Intertechnology, Inc.	10,463	229,140
Vishay Precision Group, Inc.*	789	21,855
		4,718,285
Energy Equipment & Services - 1.1%
Archrock, Inc.	5,428	51,566
Basic Energy Services, Inc.*	1,352	30,244
Bristow Group, Inc.	2,514	36,604
C&J Energy Services, Inc.*	3,604	112,661
CARBO Ceramics, Inc.*	1,783	17,883
Diamond Offshore Drilling, Inc.*	5,025	80,601
Dril-Quip, Inc.*	2,943	141,117
Ensco plc, Class A	33,213	178,354
Era Group, Inc.*	1,529	16,880
Exterran Corp.*	2,494	76,416
Fairmount Santrol Holdings, Inc.*	12,050	58,081
Forum Energy Technologies, Inc.*	5,360	76,112
Frank’s International NV	3,870	24,110
Geospace Technologies Corp.*	1,018	14,904
Gulf Island Fabrication, Inc.	1,061	13,475
Helix Energy Solutions Group, Inc.*	10,925	72,651
Independence Contract Drilling, Inc.*	2,661	9,447
Keane Group, Inc.*	2,619	39,180
Key Energy Services, Inc.*	801	7,946
Mammoth Energy Services, Inc.*	625	11,781
Matrix Service Co.*	2,039	34,867
McDermott International, Inc.*	22,000	159,720
Natural Gas Services Group, Inc.*	963	24,556
NCS Multistage Holdings, Inc.*	824	13,843
Newpark Resources, Inc.*	6,539	57,870
Noble Corp. plc*	18,970	79,295
Nordic American Offshore Ltd.	24	30
Oil States International, Inc.*	3,947	93,939
Parker Drilling Co.*	10,431	10,223
PHI, Inc. (Non-Voting)*	906	11,660
Pioneer Energy Services Corp.*	5,915	12,421
ProPetro Holding Corp.*	2,252	42,270
Ranger Energy Services, Inc.*	460	4,338
RigNet, Inc.*	1,025	16,502
Rowan Cos. plc, Class A*	9,063	131,142
SEACOR Holdings, Inc.*	1,255	60,052
SEACOR Marine Holdings, Inc.*	1,261	15,447
Select Energy Services, Inc., Class A*	716	11,800
Smart Sand, Inc.*	1,698	13,533
Solaris Oilfield Infrastructure, Inc., Class A*	808	13,090
Superior Energy Services, Inc.*	11,828	114,140
Tesco Corp.*	3,604	14,596
TETRA Technologies, Inc.*	8,893	35,750
Unit Corp.*	4,023	86,052
US Silica Holdings, Inc.	6,345	210,464
Willbros Group, Inc.*	3,405	4,495
		2,342,108
Equity Real Estate Investment Trusts (REITs) - 5.1%
Acadia Realty Trust	6,444	180,625
Agree Realty Corp.	2,156	106,593
Alexander & Baldwin, Inc.	3,629	105,459
Alexander’s, Inc.	165	69,792
Altisource Residential Corp.	3,854	42,201
American Assets Trust, Inc.	3,137	123,472
Armada Hoffler Properties, Inc.	3,473	53,658
Ashford Hospitality Prime, Inc.	2,060	18,973
Ashford Hospitality Trust, Inc.	5,972	38,878
Bluerock Residential Growth REIT, Inc.	1,784	20,123
CareTrust REIT, Inc.	5,858	106,733
CatchMark Timber Trust, Inc., Class A	3,007	39,662
CBL & Associates Properties, Inc.	13,097	73,736
Cedar Realty Trust, Inc.	6,418	38,315
Chatham Lodging Trust	3,000	68,070
Chesapeake Lodging Trust	4,596	132,549
City Office REIT, Inc.	2,296	30,399
Clipper Realty, Inc.	1,161	11,703
Community Healthcare Trust, Inc.	1,336	36,419
CorEnergy Infrastructure Trust, Inc.	924	32,955
Cousins Properties, Inc.	32,484	291,381
DiamondRock Hospitality Co.	15,539	173,881
Easterly Government Properties, Inc.	2,888	61,197
EastGroup Properties, Inc.	2,611	245,643
Education Realty Trust, Inc.	5,712	208,888
Farmland Partners, Inc.	2,514	22,500
First Industrial Realty Trust, Inc.	9,243	300,860
Four Corners Property Trust, Inc.	4,792	125,071
Franklin Street Properties Corp.	8,120	88,427
GEO Group, Inc. (The)	9,510	252,395
Getty Realty Corp.	2,404	68,418
Gladstone Commercial Corp.	2,121	48,444
Global Medical REIT, Inc.	1,411	13,461
Global Net Lease, Inc.	5,200	112,476
Government Properties Income Trust	7,345	136,984
Gramercy Property Trust	11,755	335,253
Healthcare Realty Trust, Inc.	9,532	312,364
Hersha Hospitality Trust	3,014	52,896
Independence Realty Trust, Inc.	5,392	55,699

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
InfraREIT, Inc.	3,297	69,633
Investors Real Estate Trust	9,367	56,764
iStar, Inc.*	5,408	62,192
Jernigan Capital, Inc.	1,024	21,146
Kite Realty Group Trust	6,433	123,707
LaSalle Hotel Properties	8,843	251,495
Lexington Realty Trust	16,830	176,042
LTC Properties, Inc.	3,057	140,133
Mack-Cali Realty Corp.	7,035	155,684
MedEquities Realty Trust, Inc.	2,226	24,953
Monmouth Real Estate Investment Corp.	5,390	96,265
National Health Investors, Inc.	3,087	240,786
National Storage Affiliates Trust	3,442	91,695
New Senior Investment Group, Inc.	6,377	52,291
NexPoint Residential Trust, Inc.	1,337	37,623
NorthStar Realty Europe Corp.	4,229	61,363
One Liberty Properties, Inc.	1,118	29,873
Pebblebrook Hotel Trust	5,350	205,814
Pennsylvania REIT	5,319	58,988
Physicians Realty Trust	13,988	249,966
Potlatch Corp.	3,143	162,179
Preferred Apartment Communities, Inc., Class A	2,522	53,618
PS Business Parks, Inc.	1,536	203,612
QTS Realty Trust, Inc., Class A	3,718	206,944
Quality Care Properties, Inc.*	7,344	107,883
RAIT Financial Trust	7,132	2,425
Ramco-Gershenson Properties Trust	6,107	88,002
Retail Opportunity Investments Corp.	8,413	164,642
Rexford Industrial Realty, Inc.	5,481	171,939
RLJ Lodging Trust	13,181	285,764
Ryman Hospitality Properties, Inc.	3,435	238,664
Sabra Health Care REIT, Inc.	13,595	261,568
Safety Income and Growth, Inc.	804	14,713
Saul Centers, Inc.	865	55,827
Select Income REIT	4,920	123,443
Seritage Growth Properties, Class A	1,950	79,365
STAG Industrial, Inc.	7,216	204,213
Summit Hotel Properties, Inc.	8,054	121,696
Sunstone Hotel Investors, Inc.	17,533	292,976
Terreno Realty Corp.	3,987	149,911
Tier REIT, Inc.	3,705	74,211
UMH Properties, Inc.	2,344	36,074
Universal Health Realty Income Trust	985	73,737
Urban Edge Properties	7,589	193,899
Urstadt Biddle Properties, Inc., Class A	2,294	54,414
Washington Prime Group, Inc.	14,491	103,031
Washington REIT	5,999	193,888
Whitestone REIT	2,893	42,730
Xenia Hotels & Resorts, Inc.	8,362	183,880
		10,388,214
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	2,096	67,701
Chefs’ Warehouse, Inc. (The)*	1,523	30,841
Ingles Markets, Inc., Class A	1,094	30,359
Natural Grocers by Vitamin Cottage, Inc.*	700	5,502
Performance Food Group Co.*	6,629	196,550
PriceSmart, Inc.	1,716	146,718
Smart & Final Stores, Inc.*	1,775	16,241
SpartanNash Co.	2,917	73,946
SUPERVALU, Inc.*	2,979	54,456
United Natural Foods, Inc.*	3,940	189,199
Village Super Market, Inc., Class A	619	15,877
Weis Markets, Inc.	743	30,589
		857,979
Food Products - 1.1%
Alico, Inc.	241	7,724
Amplify Snack Brands, Inc.*	2,571	14,912
B&G Foods, Inc.	5,106	197,602
Bob Evans Farms, Inc.	1,540	120,182
Calavo Growers, Inc.	1,245	95,118
Cal-Maine Foods, Inc.*	2,415	120,146
Darling Ingredients, Inc.*	12,753	228,916
Dean Foods Co.	7,063	78,823
Farmer Brothers Co.*	675	23,085
Fresh Del Monte Produce, Inc.	2,517	122,578
Freshpet, Inc.*	1,904	36,176
Hostess Brands, Inc.*	6,217	87,411
J&J Snack Foods Corp.	1,170	176,799
John B Sanfilippo & Son, Inc.	666	40,240
Lancaster Colony Corp.	1,461	194,722
Landec Corp.*	2,087	26,088
Lifeway Foods, Inc.*	365	3,716
Limoneira Co.	939	23,813
Omega Protein Corp.	1,712	37,578
Sanderson Farms, Inc.	1,565	265,565
Seneca Foods Corp., Class A*	547	18,789
Snyder’s-Lance, Inc.	6,685	258,576
Tootsie Roll Industries, Inc.	1,315	49,181
		2,227,740
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,228	105,055
New Jersey Resources Corp.	6,680	297,928
Northwest Natural Gas Co.	2,208	152,683
ONE Gas, Inc.	4,057	321,517
RGC Resources, Inc.	519	13,821
South Jersey Industries, Inc.	6,204	210,068
Southwest Gas Holdings, Inc.	3,690	317,119
Spire, Inc.	3,669	301,775
WGL Holdings, Inc.	3,981	336,554
		2,056,520
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	1,704	83,053
Accuray, Inc.*	6,323	32,563
Analogic Corp.	974	80,647
AngioDynamics, Inc.*	2,837	48,740
Anika Therapeutics, Inc.*	1,117	61,569
Antares Pharma, Inc.*	11,159	20,644
AtriCure, Inc.*	2,493	46,120
Atrion Corp.	109	73,531
AxoGen, Inc.*	2,121	56,631
Cantel Medical Corp.	2,824	300,700
Cardiovascular Systems, Inc.*	2,480	62,149
Cerus Corp.*	8,011	31,643
ConforMIS, Inc.*	3,112	9,927
CONMED Corp.	2,132	114,062
Corindus Vascular Robotics, Inc.*	7,916	10,212
CryoLife, Inc.*	2,495	50,773
Cutera, Inc.*	1,027	42,158
Endologix, Inc.*	6,386	35,059
Entellus Medical, Inc.*	941	16,025
Exactech, Inc.*	830	34,818
FONAR Corp.*	474	11,779
GenMark Diagnostics, Inc.*	3,959	17,618
Glaukos Corp.*	2,224	59,536
Globus Medical, Inc., Class A*	5,479	208,257
Haemonetics Corp.*	4,070	235,246
Halyard Health, Inc.*	3,632	176,297

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Heska Corp.*	501	43,001
ICU Medical, Inc.*	1,168	249,251
Inogen, Inc.*	1,322	170,194
Insulet Corp.*	4,516	323,933
Integer Holdings Corp.*	2,408	116,668
Integra LifeSciences Holdings Corp.*	4,941	240,231
Invacare Corp.	2,469	43,331
iRhythm Technologies, Inc.*	1,071	59,440
K2M Group Holdings, Inc.*	3,201	62,932
Lantheus Holdings, Inc.*	2,369	53,066
LeMaitre Vascular, Inc.	1,165	38,363
LivaNova plc*	3,771	328,756
Masimo Corp.*	3,484	309,519
Meridian Bioscience, Inc.	3,235	48,687
Merit Medical Systems, Inc.*	3,780	164,241
Natus Medical, Inc.*	2,518	100,846
Neogen Corp.*	2,882	241,800
Nevro Corp.*	2,152	161,013
Novocure Ltd.*	4,485	86,336
NuVasive, Inc.*	3,943	227,472
NxStage Medical, Inc.*	5,043	129,555
Obalon Therapeutics, Inc.*	668	5,498
OraSure Technologies, Inc.*	4,395	72,737
Orthofix International NV*	1,337	72,492
Oxford Immunotec Global plc*	1,757	26,162
Penumbra, Inc.*	2,277	239,768
Pulse Biosciences, Inc.*	708	15,286
Quidel Corp.*	2,155	81,868
Quotient Ltd.*	2,076	10,069
Rockwell Medical, Inc.*	3,721	22,810
RTI Surgical, Inc.*	4,244	20,371
Sientra, Inc.*	1,110	15,806
STAAR Surgical Co.*	3,176	55,104
Surmodics, Inc.*	1,015	33,596
Tactile Systems Technology, Inc.*	710	21,179
Utah Medical Products, Inc.	265	21,637
Varex Imaging Corp.*	2,927	108,504
ViewRay, Inc.*	2,375	22,871
Viveve Medical, Inc.*	1,164	5,832
Wright Medical Group NV*	8,121	197,422
		6,167,404
Health Care Providers & Services - 1.6%
AAC Holdings, Inc.*	890	8,126
Aceto Corp.	2,282	24,212
Addus HomeCare Corp.*	581	19,347
Almost Family, Inc.*	992	58,925
Amedisys, Inc.*	2,213	119,502
American Renal Associates Holdings, Inc.*	754	10,918
AMN Healthcare Services, Inc.*	3,664	183,933
BioScrip, Inc.*	9,021	23,635
BioTelemetry, Inc.*	2,182	63,278
Capital Senior Living Corp.*	1,907	31,008
Chemed Corp.	1,222	300,539
Civitas Solutions, Inc.*	1,248	24,274
Community Health Systems, Inc.*	7,390	33,625
CorVel Corp.*	721	39,835
Cross Country Healthcare, Inc.*	2,750	37,592
Diplomat Pharmacy, Inc.*	3,710	66,409
Ensign Group, Inc. (The)	3,740	90,770
Genesis Healthcare, Inc.*	2,893	1,995
HealthEquity, Inc.*	3,871	200,789
HealthSouth Corp.	7,651	382,167
Kindred Healthcare, Inc.	6,518	47,907
LHC Group, Inc.*	1,223	80,437
Magellan Health, Inc.*	1,847	156,071
Molina Healthcare, Inc.*	3,419	267,503
National HealthCare Corp.	872	57,857
National Research Corp., Class A	735	24,953
Owens & Minor, Inc.	4,722	90,379
PetIQ, Inc.*	564	12,510
PharMerica Corp.*	2,313	67,655
Providence Service Corp. (The)*	889	53,820
R1 RCM, Inc.*	7,789	30,221
RadNet, Inc.*	2,873	30,166
Select Medical Holdings Corp.*	8,342	147,236
Surgery Partners, Inc.*	1,465	13,771
Teladoc, Inc.*	4,179	155,041
Tenet Healthcare Corp.*	6,315	89,042
Tivity Health, Inc.*	2,838	104,438
Triple-S Management Corp., Class B*	1,816	51,611
US Physical Therapy, Inc.	940	68,667
		3,270,164
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	14,111	201,787
Castlight Health, Inc., Class B*	4,969	19,379
Computer Programs & Systems, Inc.	869	26,331
Cotiviti Holdings, Inc.*	2,851	93,171
Evolent Health, Inc., Class A*	4,091	52,569
HealthStream, Inc.*	2,003	47,631
HMS Holdings Corp.*	6,515	107,693
Inovalon Holdings, Inc., Class A*	4,870	77,433
Medidata Solutions, Inc.*	4,379	291,817
NantHealth, Inc.*	1,385	4,473
Omnicell, Inc.*	2,853	149,497
Quality Systems, Inc.*	4,119	59,437
Simulations Plus, Inc.	849	13,202
Tabula Rasa HealthCare, Inc.*	724	25,116
Vocera Communications, Inc.*	2,172	63,640
		1,233,176
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd., Class A*	6,951	86,192
Biglari Holdings, Inc.*	79	27,097
BJ’s Restaurants, Inc.	1,635	58,451
Bloomin’ Brands, Inc.	7,203	154,648
Bojangles’, Inc.*	1,361	18,305
Boyd Gaming Corp.	6,455	205,850
Brinker International, Inc.	3,823	140,419
Buffalo Wild Wings, Inc.*	1,203	187,608
Caesars Entertainment Corp.*	10,605	140,516
Carrols Restaurant Group, Inc.*	2,680	35,510
Century Casinos, Inc.*	1,641	14,851
Cheesecake Factory, Inc. (The)	3,487	171,003
Churchill Downs, Inc.	1,047	246,045
Chuy’s Holdings, Inc.*	1,288	32,071
Cracker Barrel Old Country Store, Inc.	1,494	233,557
Dave & Buster’s Entertainment, Inc.*	3,225	171,022
Del Frisco’s Restaurant Group, Inc.*	1,643	23,906
Del Taco Restaurants, Inc.*	2,562	31,461
Denny’s Corp.*	5,117	69,335
DineEquity, Inc.	1,337	61,328
Drive Shack, Inc.	4,828	29,837
El Pollo Loco Holdings, Inc.*	1,579	16,659
Eldorado Resorts, Inc.*	3,582	109,609
Empire Resorts, Inc.*	265	6,956
Fiesta Restaurant Group, Inc.*	2,004	37,876
Fogo De Chao, Inc.*	732	8,528
Golden Entertainment, Inc.*	820	28,142

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Habit Restaurants, Inc. (The), Class A*	1,568	14,661
ILG, Inc.	8,263	232,108
Inspired Entertainment, Inc.*	308	2,834
International Speedway Corp., Class A	1,918	79,118
J Alexander’s Holdings, Inc.*	1,001	10,160
Jack in the Box, Inc.	2,287	236,727
La Quinta Holdings, Inc.*	6,338	112,880
Lindblad Expeditions Holdings, Inc.*	1,558	15,985
Marcus Corp. (The)	1,452	40,801
Marriott Vacations Worldwide Corp.	1,704	228,762
Monarch Casino & Resort, Inc.*	841	39,468
Nathan’s Famous, Inc.*	221	20,951
Noodles & Co.*	910	4,596
Papa John’s International, Inc.	2,117	123,760
Penn National Gaming, Inc.*	6,583	189,327
Pinnacle Entertainment, Inc.*	4,110	126,095
Planet Fitness, Inc., Class A*	6,721	217,559
Potbelly Corp.*	1,777	22,834
RCI Hospitality Holdings, Inc.	705	23,216
Red Lion Hotels Corp.*	1,287	11,647
Red Robin Gourmet Burgers, Inc.*	1,000	52,400
Red Rock Resorts, Inc., Class A	5,279	162,857
Ruby Tuesday, Inc.*	4,596	10,984
Ruth’s Hospitality Group, Inc.	2,295	49,228
Scientific Games Corp., Class A*	4,135	217,708
SeaWorld Entertainment, Inc.*	5,316	62,463
Shake Shack, Inc., Class A*	1,705	70,076
Sonic Corp.	3,145	80,260
Speedway Motorsports, Inc.	904	17,447
Texas Roadhouse, Inc.	5,200	265,564
Wingstop, Inc.	2,257	88,452
Zoe’s Kitchen, Inc.*	1,483	23,698
		5,201,408
Household Durables - 1.2%
AV Homes, Inc.*	946	17,359
Bassett Furniture Industries, Inc.	790	30,336
Beazer Homes USA, Inc.*	2,429	51,398
Cavco Industries, Inc.*	664	101,692
Century Communities, Inc.*	1,483	46,492
CSS Industries, Inc.	693	18,884
Ethan Allen Interiors, Inc.	1,930	56,742
Flexsteel Industries, Inc.	591	30,732
GoPro, Inc., Class A*	8,304	70,916
Green Brick Partners, Inc.*	1,791	21,582
Hamilton Beach Brands Holding Co., Class A	633	18,091
Helen of Troy Ltd.*	2,118	189,349
Hooker Furniture Corp.	881	44,050
Hovnanian Enterprises, Inc., Class A*	9,597	27,351
Installed Building Products, Inc.*	1,676	129,136
iRobot Corp.*	2,055	141,014
KB Home	6,519	204,436
La-Z-Boy, Inc.	3,751	123,408
LGI Homes, Inc.*	1,343	94,292
Libbey, Inc.	1,703	11,563
Lifetime Brands, Inc.	757	13,702
M/I Homes, Inc.*	1,876	67,930
MDC Holdings, Inc.	3,231	115,734
Meritage Homes Corp.*	2,991	164,355
New Home Co., Inc. (The)*	959	11,057
PICO Holdings, Inc.*	1,726	22,611
Taylor Morrison Home Corp., Class A*	5,544	133,943
TopBuild Corp.*	2,868	194,995
TRI Pointe Group, Inc.*	11,654	211,171
Universal Electronics, Inc.*	1,097	58,251
William Lyon Homes, Class A*	1,852	55,264
ZAGG, Inc.*	2,112	43,190
		2,521,026
Household Products - 0.2%
Central Garden & Pet Co.*	820	32,497
Central Garden & Pet Co., Class A*	2,741	105,720
HRG Group, Inc.*	9,239	160,297
Oil-Dri Corp. of America	390	17,585
Orchids Paper Products Co.	700	9,527
WD-40 Co.	1,073	128,116
		453,742
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	8,899	22,692
Dynegy, Inc.*	8,585	104,136
NRG Yield, Inc., Class A	2,708	50,938
NRG Yield, Inc., Class C	4,951	94,317
Ormat Technologies, Inc.	3,079	201,829
Pattern Energy Group, Inc.	5,467	123,226
TerraForm Global, Inc., Class A*	6,933	32,585
TerraForm Power, Inc., Class A	3,529	42,630
		672,353
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,808	107,266

Insurance - 2.0%
Ambac Financial Group, Inc.*	3,527	53,117
American Equity Investment Life Holding Co.	6,724	213,353
AMERISAFE, Inc.	1,484	97,425
AmTrust Financial Services, Inc.	6,624	63,855
Argo Group International Holdings Ltd.	2,252	137,935
Atlas Financial Holdings, Inc.*	819	16,380
Baldwin & Lyons, Inc., Class B	724	17,666
Blue Capital Reinsurance Holdings Ltd.	458	5,588
Citizens, Inc.*	3,619	31,123
CNO Financial Group, Inc.	13,120	330,755
Crawford & Co., Class B	929	9,309
Donegal Group, Inc., Class A	685	12,131
eHealth, Inc.*	1,209	27,734
EMC Insurance Group, Inc.	681	21,125
Employers Holdings, Inc.	2,470	121,030
Enstar Group Ltd.*	874	193,722
FBL Financial Group, Inc., Class A	769	57,983
Federated National Holding Co.	920	12,438
Genworth Financial, Inc., Class A*	39,059	132,410
Global Indemnity Ltd.*	643	27,861
Greenlight Capital Re Ltd., Class A*	2,342	51,875
Hallmark Financial Services, Inc.*	1,052	11,751
HCI Group, Inc.	624	18,764
Health Insurance Innovations, Inc., Class A*	917	21,412
Heritage Insurance Holdings, Inc.	2,019	36,302
Horace Mann Educators Corp.	3,176	148,319
Independence Holding Co.	467	13,870
Infinity Property & Casualty Corp.	837	90,229
Investors Title Co.	114	22,914
James River Group Holdings Ltd.	1,747	70,719
Kemper Corp.	3,079	212,451
Kingstone Cos., Inc.	704	13,693
Kinsale Capital Group, Inc.	1,124	50,119
Maiden Holdings Ltd.	5,569	36,198

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MBIA, Inc.*	9,738	81,994
National General Holdings Corp.	3,814	80,590
National Western Life Group, Inc., Class A	176	62,214
Navigators Group, Inc. (The)	1,599	82,348
NI Holdings, Inc.*	799	14,030
Primerica, Inc.	3,540	368,160
RLI Corp.	2,994	178,832
Safety Insurance Group, Inc.	1,135	93,467
Selective Insurance Group, Inc.	4,471	273,625
State Auto Financial Corp.	1,235	34,469
Stewart Information Services Corp.	1,637	66,020
Third Point Reinsurance Ltd.*	7,141	121,040
Trupanion, Inc.*	1,744	51,936
United Fire Group, Inc.	1,666	80,068
United Insurance Holdings Corp.	1,600	26,704
Universal Insurance Holdings, Inc.	2,462	64,997
WMIH Corp.*	15,032	12,601
		4,074,651
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	2,028	20,787
Duluth Holdings, Inc., Class B*	746	14,167
FTD Cos., Inc.*	1,312	8,843
Gaia, Inc.*	681	8,683
Groupon, Inc.*	26,387	148,823
HSN, Inc.	2,506	101,869
Lands’ End, Inc.*	1,032	12,590
Liberty TripAdvisor Holdings, Inc., Class A*	5,643	52,762
Nutrisystem, Inc.	2,307	117,080
Overstock.com, Inc.*	1,304	61,418
PetMed Express, Inc.	1,534	60,363
Shutterfly, Inc.*	2,613	115,442
		722,827
Internet Software & Services - 2.4%
2U, Inc.*	3,401	218,004
Alarm.com Holdings, Inc.*	1,578	64,682
Alteryx, Inc., Class A*	690	17,222
Amber Road, Inc.*	1,558	11,436
Appfolio, Inc., Class A*	620	26,753
Apptio, Inc., Class A*	1,727	38,529
Bazaarvoice, Inc.*	6,476	35,294
Benefitfocus, Inc.*	1,234	33,441
Blucora, Inc.*	3,352	68,884
Box, Inc., Class A*	6,287	132,216
Brightcove, Inc.*	2,634	19,492
Carbonite, Inc.*	1,919	46,152
Care.com, Inc.*	1,043	19,786
Cars.com, Inc.*	5,593	135,574
ChannelAdvisor Corp.*	1,968	16,925
Cimpress NV*	1,940	236,292
Cloudera, Inc.*	1,109	17,555
CommerceHub, Inc., Series A*	1,066	24,369
CommerceHub, Inc., Series C*	2,258	48,457
Cornerstone OnDemand, Inc.*	4,045	149,544
Coupa Software, Inc.*	2,415	85,563
DHI Group, Inc.*	3,766	6,967
Endurance International Group Holdings, Inc.*	4,505	42,122
Envestnet, Inc.*	3,346	164,456
Etsy, Inc.*	8,989	147,959
Five9, Inc.*	4,049	99,241
Gogo, Inc.*	4,428	48,752
GrubHub, Inc.*	6,674	450,895
GTT Communications, Inc.*	2,406	97,323
Hortonworks, Inc.*	3,897	74,082
Instructure, Inc.*	1,679	58,345
Internap Corp.*	1,551	27,614
j2 Global, Inc.	3,610	272,411
Leaf Group Ltd.*	920	7,590
Limelight Networks, Inc.*	5,845	28,407
Liquidity Services, Inc.*	1,988	11,431
LivePerson, Inc.*	4,210	46,731
Meet Group, Inc. (The)*	5,201	13,210
MINDBODY, Inc., Class A*	3,300	107,580
MuleSoft, Inc., Class A*	1,889	43,352
New Relic, Inc.*	2,351	132,314
NIC, Inc.	4,981	82,685
Nutanix, Inc., Class A*	4,409	144,615
Okta, Inc.*	1,049	30,641
Ominto, Inc.*	1,053	4,833
Q2 Holdings, Inc.*	2,434	101,863
QuinStreet, Inc.*	2,842	30,381
Quotient Technology, Inc.*	5,722	68,092
Reis, Inc.	704	15,277
Shutterstock, Inc.*	1,441	61,228
SPS Commerce, Inc.*	1,311	66,153
Stamps.com, Inc.*	1,230	207,132
TechTarget, Inc.*	1,524	21,321
Tintri, Inc.*	751	4,003
Trade Desk, Inc. (The), Class A*	1,841	90,467
TrueCar, Inc.*	5,383	65,619
Tucows, Inc., Class A*	706	44,760
Twilio, Inc., Class A*	4,829	128,741
Veritone, Inc.*	211	5,056
Web.com Group, Inc.*	2,981	68,563
XO Group, Inc.*	1,911	36,940
Yelp, Inc.*	6,034	268,815
Yext, Inc.*	975	13,952
		4,888,089
IT Services - 1.5%
Acxiom Corp.*	6,156	167,751
Blackhawk Network Holdings, Inc.*	4,249	156,151
CACI International, Inc., Class A*	1,897	250,309
Cardtronics plc, Class A*	3,541	66,323
Cass Information Systems, Inc.	846	57,621
Convergys Corp.	7,300	180,164
CSG Systems International, Inc.	2,591	118,901
EPAM Systems, Inc.*	3,819	387,399
Everi Holdings, Inc.*	4,946	40,310
EVERTEC, Inc.	4,699	65,316
ExlService Holdings, Inc.*	2,542	156,028
Hackett Group, Inc. (The)	1,857	30,325
Information Services Group, Inc.*	2,517	11,377
ManTech International Corp., Class A	2,001	102,011
MAXIMUS, Inc.	4,990	344,709
MoneyGram International, Inc.*	2,261	32,197
Perficient, Inc.*	2,666	51,614
Planet Payment, Inc.*	3,279	14,756
Presidio, Inc.*	1,476	22,789
Science Applications International Corp.	3,403	252,503
ServiceSource International, Inc.*	5,886	16,893
StarTek, Inc.*	789	7,732
Sykes Enterprises, Inc.*	3,047	96,956
Syntel, Inc.*	2,568	65,766
TeleTech Holdings, Inc.	1,079	43,699
Travelport Worldwide Ltd.	9,644	129,133
Unisys Corp.*	3,911	30,310
Virtusa Corp.*	2,100	97,335
		2,996,378

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,795	35,667
American Outdoor Brands Corp.*	4,175	58,575
Callaway Golf Co.	7,265	105,415
Clarus Corp.*	1,596	12,289
Escalade, Inc.	824	11,207
Johnson Outdoors, Inc., Class A	376	27,501
Malibu Boats, Inc., Class A*	1,582	49,453
Marine Products Corp.	607	9,129
MCBC Holdings, Inc.*	1,429	33,724
Nautilus, Inc.*	2,346	30,733
Sturm Ruger & Co., Inc.	1,332	72,927
Vista Outdoor, Inc.*	4,442	64,009
		510,629
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	2,023	59,780
Cambrex Corp.*	2,523	123,249
Enzo Biochem, Inc.*	3,198	31,372
Fluidigm Corp.*	2,282	13,578
INC Research Holdings, Inc., Class A*	4,241	162,430
Luminex Corp.	3,168	67,668
Medpace Holdings, Inc.*	554	18,454
NanoString Technologies, Inc.*	1,600	12,240
NeoGenomics, Inc.*	4,333	40,037
Pacific Biosciences of California, Inc.*	8,047	25,670
PRA Health Sciences, Inc.*	3,796	312,676
		867,154
Machinery - 3.1%
Actuant Corp., Class A	4,628	122,179
Alamo Group, Inc.	736	86,811
Albany International Corp., Class A	2,230	144,281
Altra Industrial Motion Corp.	2,227	108,232
American Railcar Industries, Inc.	564	22,853
Astec Industries, Inc.	1,655	91,637
Barnes Group, Inc.	3,905	258,784
Blue Bird Corp.*	564	10,998
Briggs & Stratton Corp.	3,242	80,726
Chart Industries, Inc.*	2,381	115,907
CIRCOR International, Inc.	1,283	62,149
Columbus McKinnon Corp.	1,683	67,219
Commercial Vehicle Group, Inc.*	1,955	21,779
DMC Global, Inc.	1,096	22,084
Douglas Dynamics, Inc.	1,715	69,886
Eastern Co. (The)	433	12,470
Energy Recovery, Inc.*	2,816	31,624
EnPro Industries, Inc.	1,644	141,992
ESCO Technologies, Inc.	1,979	129,328
ExOne Co. (The)*	864	10,532
Federal Signal Corp.	4,583	98,535
Franklin Electric Co., Inc.	3,598	166,587
FreightCar America, Inc.	942	15,797
Gencor Industries, Inc.*	630	11,340
Global Brass & Copper Holdings, Inc.	1,684	58,266
Gorman-Rupp Co. (The)	1,370	45,114
Graham Corp.	742	14,721
Greenbrier Cos., Inc. (The)	2,127	106,350
Hardinge, Inc.	898	15,320
Harsco Corp.*	6,246	112,740
Hillenbrand, Inc.	4,919	224,061
Hurco Cos., Inc.	475	21,185
Hyster-Yale Materials Handling, Inc.	802	68,034
John Bean Technologies Corp.	2,440	292,190
Kadant, Inc.	843	86,239
Kennametal, Inc.	6,238	290,816
LB Foster Co., Class A*	646	14,923
Lindsay Corp.	814	76,378
Lydall, Inc.*	1,297	71,400
Manitowoc Co., Inc. (The)*	2,476	99,486
Meritor, Inc.*	6,507	162,545
Milacron Holdings Corp.*	4,224	74,469
Miller Industries, Inc.	856	23,882
Mueller Industries, Inc.	4,425	161,070
Mueller Water Products, Inc., Class A	11,973	149,543
Navistar International Corp.*	3,863	157,263
NN, Inc.	2,104	58,807
Omega Flex, Inc.	226	14,595
Proto Labs, Inc.*	1,927	185,377
RBC Bearings, Inc.*	1,798	239,943
REV Group, Inc.	1,766	48,230
Rexnord Corp.*	8,088	201,553
Spartan Motors, Inc.	2,654	42,331
SPX Corp.*	3,308	105,492
SPX FLOW, Inc.*	3,218	144,070
Standex International Corp.	979	104,753
Sun Hydraulics Corp.	1,835	111,311
Tennant Co.	1,370	90,146
Titan International, Inc.	3,869	46,312
TriMas Corp.*	3,536	91,582
Twin Disc, Inc.*	663	18,630
Wabash National Corp.	4,537	91,421
Watts Water Technologies, Inc., Class A	2,162	160,853
Woodward, Inc.	4,139	320,152
		6,305,283
Marine - 0.1%
Costamare, Inc.	3,902	22,436
Eagle Bulk Shipping, Inc.*	2,985	13,044
Genco Shipping & Trading Ltd.*	597	6,788
Matson, Inc.	3,328	97,078
Navios Maritime Holdings, Inc.*	6,974	9,624
Safe Bulkers, Inc.*	3,823	12,119
Scorpio Bulkers, Inc.	4,563	32,854
		193,943
Media - 1.1%
AMC Entertainment Holdings, Inc., Class A	4,286	61,075
Beasley Broadcast Group, Inc., Class A	379	4,302
Central European Media Enterprises Ltd., Class A*	6,403	31,695
Clear Channel Outdoor Holdings, Inc., Class A	2,775	13,042
Daily Journal Corp.*	86	20,264
Emerald Expositions Events, Inc.	1,216	27,178
Entercom Communications Corp., Class A	9,850	114,260
Entravision Communications Corp., Class A	5,144	36,265
Eros International plc*	1,952	24,595
EW Scripps Co. (The), Class A*	4,493	67,710
Gannett Co., Inc.	8,879	101,753
Global Eagle Entertainment, Inc.*	3,967	10,830
Gray Television, Inc.*	4,972	71,597
Hemisphere Media Group, Inc.*	1,212	13,574
IMAX Corp.*	4,355	110,617
Liberty Media Corp.-Liberty Braves, Class C*	2,665	60,336
Liberty Media Corp-Liberty Braves, Class A*	773	17,485

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Loral Space & Communications, Inc.*	998	46,607
MDC Partners, Inc., Class A*	4,317	50,077
Meredith Corp.	3,074	209,493
MSG Networks, Inc., Class A*	4,654	83,074
National CineMedia, Inc.	4,807	30,044
New Media Investment Group, Inc.	3,973	68,971
New York Times Co. (The), Class A	9,754	183,375
Nexstar Media Group, Inc., Class A	3,530	239,687
Reading International, Inc., Class A*	1,309	20,905
Saga Communications, Inc., Class A	293	13,214
Salem Media Group, Inc.	902	4,330
Scholastic Corp.	2,199	90,423
Sinclair Broadcast Group, Inc., Class A	5,610	191,020
Time, Inc.	7,778	144,671
Townsquare Media, Inc., Class A*	683	5,423
tronc, Inc.*	1,520	26,919
WideOpenWest, Inc.*	1,645	16,450
World Wrestling Entertainment, Inc., Class A	3,022	86,097
		2,297,358
Metals & Mining - 1.0%
AK Steel Holding Corp.*	24,506	119,344
Allegheny Technologies, Inc.*	9,763	222,304
Ampco-Pittsburgh Corp.	675	9,652
Carpenter Technology Corp.	3,602	178,047
Century Aluminum Co.*	3,872	51,304
Cleveland-Cliffs, Inc.*	23,151	154,186
Coeur Mining, Inc.*	14,070	107,213
Commercial Metals Co.	8,981	178,183
Compass Minerals International, Inc.	2,633	183,652
Gold Resource Corp.	4,075	16,218
Haynes International, Inc.	964	30,887
Hecla Mining Co.	30,619	114,515
Kaiser Aluminum Corp.	1,287	124,659
Klondex Mines Ltd.*	13,664	33,204
Materion Corp.	1,548	75,697
Olympic Steel, Inc.	713	14,203
Ramaco Resources, Inc.*	471	2,237
Ryerson Holding Corp.*	1,242	11,488
Schnitzer Steel Industries, Inc., Class A	2,054	59,977
SunCoke Energy, Inc.*	5,004	56,996
TimkenSteel Corp.*	3,079	46,493
Warrior Met Coal, Inc.	1,308	29,064
Worthington Industries, Inc.	3,497	145,475
		1,964,998
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	2,140	40,510
Anworth Mortgage Asset Corp.	7,363	41,380
Apollo Commercial Real Estate Finance, Inc.	8,222	153,340
Ares Commercial Real Estate Corp.	2,081	28,052
ARMOUR Residential REIT, Inc.	3,186	80,574
Capstead Mortgage Corp.	7,410	67,209
Cherry Hill Mortgage Investment Corp.	911	16,598
CYS Investments, Inc.	11,767	95,195
Dynex Capital, Inc.	3,585	25,669
Ellington Residential Mortgage REIT	703	9,034
Granite Point Mortgage Trust, Inc.	3,349	60,115
Great Ajax Corp.	1,219	17,444
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,838	91,229
Invesco Mortgage Capital, Inc.	8,735	154,260
KKR Real Estate Finance Trust, Inc.	828	16,974
Ladder Capital Corp.	5,930	80,944
MTGE Investment Corp.	3,555	65,945
New York Mortgage Trust, Inc.	8,657	55,405
Orchid Island Capital, Inc.	3,364	31,891
Owens Realty Mortgage, Inc.	776	12,571
PennyMac Mortgage Investment Trust	5,126	80,273
Redwood Trust, Inc.	5,951	89,384
Resource Capital Corp.	2,344	23,393
Sutherland Asset Management Corp.	1,366	21,583
TPG RE Finance Trust, Inc.	863	16,561
Western Asset Mortgage Capital Corp.	3,174	31,835
		1,407,368
Multiline Retail - 0.3%
Big Lots, Inc.	3,448	203,777
Dillard’s, Inc., Class A	1,088	65,389
Fred’s, Inc., Class A	2,794	14,361
JC Penney Co., Inc.*	24,099	79,767
Ollie’s Bargain Outlet Holdings, Inc.*	3,698	175,470
Sears Holdings Corp.*	923	3,766
		542,530
Multi-Utilities - 0.4%
Avista Corp.	5,002	259,804
Black Hills Corp.	4,156	243,168
NorthWestern Corp.	3,785	243,224
Unitil Corp.	1,080	56,419
		802,615
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.*	11,767	24,358
Adams Resources & Energy, Inc.	168	7,965
Approach Resources, Inc.*	3,342	8,355
Arch Coal, Inc., Class A	1,654	136,554
Ardmore Shipping Corp.*	2,180	17,331
Bill Barrett Corp.*	5,863	34,299
Bonanza Creek Energy, Inc.*	1,578	43,821
California Resources Corp.*	3,311	52,082
Callon Petroleum Co.*	15,660	172,886
Carrizo Oil & Gas, Inc.*	6,010	116,173
Clean Energy Fuels Corp.*	10,602	23,854
Cloud Peak Energy, Inc.*	5,744	23,780
Contango Oil & Gas Co.*	1,833	4,472
CVR Energy, Inc.	1,227	40,062
Delek US Energy, Inc.	6,051	201,014
Denbury Resources, Inc.*	30,884	54,047
DHT Holdings, Inc.	6,638	25,689
Dorian LPG Ltd.*	1,466	10,584
Earthstone Energy, Inc., Class A*	1,508	14,070
Eclipse Resources Corp.*	6,787	16,832
Energy XXI Gulf Coast, Inc.*	2,297	11,531
EP Energy Corp., Class A*	2,990	5,352
Evolution Petroleum Corp.	1,966	13,762
Frontline Ltd.	5,980	31,395
GasLog Ltd.	3,174	57,132
Gastar Exploration, Inc.*	13,558	14,236
Gener8 Maritime, Inc.*	3,665	16,676
Golar LNG Ltd.	7,464	184,435
Green Plains, Inc.	3,056	51,494

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Halcon Resources Corp.*	10,043	71,205
Hallador Energy Co.	1,246	8,174
International Seaways, Inc.*	2,285	38,822
Isramco, Inc.*	57	6,772
Jagged Peak Energy, Inc.*	4,454	67,612
Jones Energy, Inc., Class A*	3,934	3,928
Lilis Energy, Inc.*	3,322	16,444
Matador Resources Co.*	6,975	199,485
Midstates Petroleum Co., Inc.*	869	14,434
NACCO Industries, Inc., Class A	316	13,841
Navios Maritime Acquisition Corp.	6,406	8,584
Nordic American Tankers Ltd.	7,767	30,990
Oasis Petroleum, Inc.*	18,282	187,025
Overseas Shipholding Group, Inc., Class A*	3,517	10,270
Pacific Ethanol, Inc.*	3,350	15,075
Panhandle Oil and Gas, Inc., Class A	1,220	27,084
Par Pacific Holdings, Inc.*	2,469	51,256
PDC Energy, Inc.*	5,136	235,999
Peabody Energy Corp.*	4,821	160,587
Penn Virginia Corp.*	1,108	38,015
Renewable Energy Group, Inc.*	2,957	33,562
Resolute Energy Corp.*	1,686	50,445
REX American Resources Corp.*	452	41,376
Ring Energy, Inc.*	3,881	55,033
Rosehill Resources, Inc.*	196	1,780
Sanchez Energy Corp.*	5,509	28,537
SandRidge Energy, Inc.*	2,712	50,470
Scorpio Tankers, Inc.	16,476	51,076
SemGroup Corp., Class A	5,159	123,816
Ship Finance International Ltd.	4,648	72,044
SilverBow Resources, Inc.*	542	12,271
SRC Energy, Inc.*	18,326	160,536
Stone Energy Corp.*	1,516	38,415
Teekay Corp.	4,194	34,936
Teekay Tankers Ltd., Class A	15,799	25,120
Tellurian, Inc.*	4,482	56,563
Ultra Petroleum Corp.*	15,157	145,356
Uranium Energy Corp.*	10,600	14,098
W&T Offshore, Inc.*	7,284	22,872
Westmoreland Coal Co.*	1,437	1,653
WildHorse Resource Development Corp.*	1,672	27,588
		3,667,390
Paper & Forest Products - 0.5%
Boise Cascade Co.	3,005	115,692
Clearwater Paper Corp.*	1,258	59,692
Deltic Timber Corp.	851	78,539
KapStone Paper and Packaging Corp.	6,754	150,141
Louisiana-Pacific Corp.*	11,301	312,021
Neenah Paper, Inc.	1,292	115,505
PH Glatfelter Co.	3,374	70,145
Schweitzer-Mauduit International, Inc.	2,365	107,064
Verso Corp., Class A*	2,670	30,518
		1,039,317
Personal Products - 0.1%
elf Beauty, Inc.*	1,608	35,633
Inter Parfums, Inc.	1,344	59,539
Medifast, Inc.	823	56,400
Natural Health Trends Corp.	571	10,250
Nature’s Sunshine Products, Inc.	834	10,717
Revlon, Inc., Class A*	917	20,082
USANA Health Sciences, Inc.*	901	64,602
		257,223
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc.*	1,756	41,635
Aerie Pharmaceuticals, Inc.*	2,548	163,709
Akcea Therapeutics, Inc.*	1,165	22,240
Amphastar Pharmaceuticals, Inc.*	2,818	55,205
ANI Pharmaceuticals, Inc.*	623	44,302
Aratana Therapeutics, Inc.*	3,145	18,398
Assembly Biosciences, Inc.*	1,089	54,352
Catalent, Inc.*	9,774	388,907
Clearside Biomedical, Inc.*	1,606	11,435
Collegium Pharmaceutical, Inc.*	1,760	30,378
Corcept Therapeutics, Inc.*	7,078	126,979
Corium International, Inc.*	1,890	22,245
Depomed, Inc.*	4,432	30,404
Dermira, Inc.*	2,960	75,776
Dova Pharmaceuticals, Inc.*	398	11,888
Durect Corp.*	10,647	11,179
Horizon Pharma plc*	12,681	182,353
Impax Laboratories, Inc.*	5,701	94,922
Innoviva, Inc.*	5,896	77,356
Intersect ENT, Inc.*	2,017	61,619
Intra-Cellular Therapies, Inc.*	2,622	40,641
Kala Pharmaceuticals, Inc.*	634	12,141
Lannett Co., Inc.*	2,186	57,820
Medicines Co. (The)*	5,360	155,440
Melinta Therapeutics, Inc.*	744	12,648
MyoKardia, Inc.*	1,491	54,794
Nektar Therapeutics*	11,512	621,534
Neos Therapeutics, Inc.*	1,861	19,168
Ocular Therapeutix, Inc.*	1,751	7,214
Omeros Corp.*	3,454	71,670
Pacira Pharmaceuticals, Inc.*	3,052	141,002
Paratek Pharmaceuticals, Inc.*	1,849	34,854
Phibro Animal Health Corp., Class A	1,472	51,078
Prestige Brands Holdings, Inc.*	4,141	187,173
Reata Pharmaceuticals, Inc., Class A*	879	22,327
Revance Therapeutics, Inc.*	1,742	48,340
Sienna Biopharmaceuticals, Inc.*	391	7,883
Sucampo Pharmaceuticals, Inc., Class A*	1,877	23,838
Supernus Pharmaceuticals, Inc.*	3,679	139,066
Teligent, Inc.*	3,193	12,836
Tetraphase Pharmaceuticals, Inc.*	3,954	25,385
TherapeuticsMD, Inc.*	12,122	76,369
Theravance Biopharma, Inc.*	3,243	92,263
WaVe Life Sciences Ltd.*	923	34,336
Zogenix, Inc.*	2,445	94,988
Zynerba Pharmaceuticals, Inc.*	886	12,200
		3,582,290
Professional Services - 1.0%
Acacia Research Corp.*	3,843	16,141
Barrett Business Services, Inc.	550	36,498
BG Staffing, Inc.	538	8,430
CBIZ, Inc.*	3,972	58,587
Cogint, Inc.*	1,572	6,681
CRA International, Inc.	648	29,290
Exponent, Inc.	1,992	150,396
Forrester Research, Inc.	781	36,277
Franklin Covey Co.*	754	15,155
FTI Consulting, Inc.*	3,062	131,697
GP Strategies Corp.*	975	22,425
Heidrick & Struggles International, Inc.	1,425	35,625
Hill International, Inc.*	2,650	15,105
Huron Consulting Group, Inc.*	1,703	69,653
ICF International, Inc.*	1,392	75,238

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Insperity, Inc.	1,408	166,003
Kelly Services, Inc., Class A	2,371	69,115
Kforce, Inc.	1,822	47,372
Korn/Ferry International	3,977	174,352
Mistras Group, Inc.*	1,344	30,845
Navigant Consulting, Inc.*	3,663	70,293
On Assignment, Inc.*	3,946	252,386
Pendrell Corp.*	930	6,398
Resources Connection, Inc.	2,224	35,695
RPX Corp.	3,509	46,284
TriNet Group, Inc.*	3,213	143,814
TrueBlue, Inc.*	3,220	91,609
WageWorks, Inc.*	3,090	198,223
Willdan Group, Inc.*	586	14,849
		2,054,436
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA*	873	23,274
Consolidated-Tomoka Land Co.	306	18,767
Forestar Group, Inc.*	816	18,156
FRP Holdings, Inc.*	509	23,236
Griffin Industrial Realty, Inc.	54	1,971
HFF, Inc., Class A	2,854	128,830
Kennedy-Wilson Holdings, Inc.	9,403	180,067
Marcus & Millichap, Inc.*	1,245	39,790
Maui Land & Pineapple Co., Inc.*	521	8,440
RE/MAX Holdings, Inc., Class A	1,384	73,836
Redfin Corp.*	833	18,976
RMR Group, Inc. (The), Class A	546	32,897
St Joe Co. (The)*	3,740	70,312
Stratus Properties, Inc.	458	14,290
Tejon Ranch Co.*	1,386	31,116
Transcontinental Realty Investors, Inc.*	130	4,257
Trinity Place Holdings, Inc.*	1,409	9,919
		698,134
Road & Rail - 0.7%
ArcBest Corp.	2,012	76,154
Avis Budget Group, Inc.*	5,818	221,666
Covenant Transportation Group, Inc., Class A*	922	27,623
Daseke, Inc.*	1,591	20,190
Heartland Express, Inc.	3,673	83,891
Hertz Global Holdings, Inc.*	4,250	80,538
Knight-Swift Transportation Holdings, Inc.	9,749	416,087
Marten Transport Ltd.	3,028	61,014
Roadrunner Transportation Systems, Inc.*	2,373	20,313
Saia, Inc.*	1,966	129,363
Schneider National, Inc., Class B	2,531	66,388
Universal Logistics Holdings, Inc.	649	15,154
Werner Enterprises, Inc.	3,704	141,493
YRC Worldwide, Inc.*	2,566	31,613
		1,391,487
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc.*	3,086	231,357
Alpha & Omega Semiconductor Ltd.*	1,454	25,605
Ambarella, Inc.*	2,521	136,815
Amkor Technology, Inc.*	7,914	83,651
Axcelis Technologies, Inc.*	2,333	74,656
AXT, Inc.*	2,890	27,889
Brooks Automation, Inc.	5,342	132,962
Cabot Microelectronics Corp.	1,934	186,283
CEVA, Inc.*	1,665	79,087
Cirrus Logic, Inc.*	5,011	276,808
Cohu, Inc.	2,135	48,593
Cree, Inc.*	7,588	269,678
CyberOptics Corp.*	534	8,491
Diodes, Inc.*	2,965	86,874
DSP Group, Inc.*	1,697	22,146
Entegris, Inc.	11,038	334,451
FormFactor, Inc.*	5,592	91,709
GSI Technology, Inc.*	1,142	9,102
Ichor Holdings Ltd.*	1,401	39,802
Impinj, Inc.*	1,399	35,633
Inphi Corp.*	3,264	134,052
Integrated Device Technology, Inc.*	10,410	313,237
IXYS Corp.*	2,005	48,721
Kopin Corp.*	4,782	15,398
Lattice Semiconductor Corp.*	9,537	55,982
MACOM Technology Solutions Holdings, Inc.*	3,150	102,659
MaxLinear, Inc.*	4,674	123,440
MKS Instruments, Inc.	4,188	394,928
Monolithic Power Systems, Inc.	3,102	367,122
Nanometrics, Inc.*	1,869	47,024
NeoPhotonics Corp.*	2,510	17,821
NVE Corp.	371	31,023
PDF Solutions, Inc.*	2,168	39,219
Photronics, Inc.*	5,193	50,112
Pixelworks, Inc.*	2,533	14,565
Power Integrations, Inc.	2,228	174,898
Rambus, Inc.*	8,423	124,660
Rudolph Technologies, Inc.*	2,426	58,952
Semtech Corp.*	5,038	171,544
Sigma Designs, Inc.*	2,912	17,035
Silicon Laboratories, Inc.*	3,260	296,986
SMART Global Holdings, Inc.*	1,583	47,474
SunPower Corp.*	4,642	38,343
Synaptics, Inc.*	2,677	101,030
Ultra Clean Holdings, Inc.*	2,557	53,646
Veeco Instruments, Inc.*	3,665	59,190
Xcerra Corp.*	4,158	41,206
Xperi Corp.	3,802	73,379
		5,215,238
Software - 2.9%
8x8, Inc.*	6,858	96,698
A10 Networks, Inc.*	3,808	30,540
ACI Worldwide, Inc.*	9,056	207,201
Agilysys, Inc.*	1,191	14,578
American Software, Inc., Class A	2,089	26,969
Aspen Technology, Inc.*	5,833	390,344
Barracuda Networks, Inc.*	1,955	54,056
Blackbaud, Inc.	3,705	364,757
Blackline, Inc.*	1,219	44,701
Bottomline Technologies de, Inc.*	3,091	103,023
BroadSoft, Inc.*	2,386	131,230
Callidus Software, Inc.*	5,008	146,609
CommVault Systems, Inc.*	3,053	164,557
Digimarc Corp.*	774	29,025
Ebix, Inc.	1,867	144,319
Ellie Mae, Inc.*	2,630	232,466
Everbridge, Inc.*	1,317	34,900
Fair Isaac Corp.	2,367	371,761
Gigamon, Inc.*	2,859	111,072
Glu Mobile, Inc.*	8,065	31,534
HubSpot, Inc.*	2,648	214,356
Imperva, Inc.*	2,601	107,291
Majesco*	431	2,297
MicroStrategy, Inc., Class A*	738	100,929
Mitek Systems, Inc.*	2,395	21,555
MobileIron, Inc.*	4,349	16,961
Model N, Inc.*	1,811	29,429

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Monotype Imaging Holdings, Inc.	3,231	81,421
Park City Group, Inc.*	1,016	11,176
Paycom Software, Inc.*	3,830	314,060
Paylocity Holding Corp.*	2,019	93,157
Pegasystems, Inc.	2,847	143,631
Progress Software Corp.	3,699	152,917
Proofpoint, Inc.*	3,390	305,269
PROS Holdings, Inc.*	2,040	51,184
QAD, Inc., Class A	766	28,189
Qualys, Inc.*	2,439	143,657
Rapid7, Inc.*	1,621	30,653
RealNetworks, Inc.*	1,887	7,888
RealPage, Inc.*	4,559	206,751
RingCentral, Inc., Class A*	4,849	228,630
Rosetta Stone, Inc.*	1,317	16,054
Rubicon Project, Inc. (The)*	3,446	6,203
SecureWorks Corp., Class A*	628	6,167
Silver Spring Networks, Inc.*	3,247	52,179
Synchronoss Technologies, Inc.*	3,312	33,252
Telenav, Inc.*	2,375	13,062
TiVo Corp.	9,120	162,336
Upland Software, Inc.*	631	14,791
Varonis Systems, Inc.*	1,486	74,746
VASCO Data Security International, Inc.*	2,352	31,517
Verint Systems, Inc.*	4,859	212,581
VirnetX Holding Corp.*	3,946	14,403
Workiva, Inc.*	1,929	41,956
Zendesk, Inc.*	7,549	253,722
Zix Corp.*	4,157	18,291
		5,973,001
Specialty Retail - 1.7%
Aaron’s, Inc.	4,924	185,733
Abercrombie & Fitch Co., Class A	5,307	92,130
American Eagle Outfitters, Inc.	12,606	202,704
America’s Car-Mart, Inc.*	566	26,291
Asbury Automotive Group, Inc.*	1,441	94,818
Ascena Retail Group, Inc.*	13,403	31,363
At Home Group, Inc.*	395	10,914
Barnes & Noble Education, Inc.*	2,970	17,939
Barnes & Noble, Inc.	4,620	31,878
Big 5 Sporting Goods Corp.	1,612	12,171
Boot Barn Holdings, Inc.*	951	14,084
Buckle, Inc. (The)	2,234	49,706
Build-A-Bear Workshop, Inc.*	1,057	8,667
Caleres, Inc.	3,269	106,700
Camping World Holdings, Inc., Class A	2,352	109,039
Carvana Co.*	1,072	17,377
Cato Corp. (The), Class A	1,824	28,783
Chico’s FAS, Inc.	9,992	88,129
Children’s Place, Inc. (The)	1,340	178,086
Citi Trends, Inc.	1,124	28,988
Conn’s, Inc.*	1,444	44,620
Container Store Group, Inc. (The)*	1,244	7,091
DSW, Inc., Class A	5,103	108,847
Express, Inc.*	5,993	58,372
Finish Line, Inc. (The), Class A	3,089	33,330
Five Below, Inc.*	4,197	259,375
Francesca’s Holdings Corp.*	2,900	21,518
Genesco, Inc.*	1,488	46,277
GNC Holdings, Inc., Class A	5,268	29,395
Group 1 Automotive, Inc.	1,542	124,948
Guess?, Inc.	4,656	76,824
Haverty Furniture Cos., Inc.	1,460	35,259
Hibbett Sports, Inc.*	1,617	32,259
J. Jill, Inc.*	915	5,819
Kirkland’s, Inc.*	1,190	15,482
Lithia Motors, Inc., Class A	1,829	214,523
Lumber Liquidators Holdings, Inc.*	2,185	61,945
MarineMax, Inc.*	1,954	41,718
Monro, Inc.	2,465	124,359
Office Depot, Inc.	39,790	130,113
Party City Holdco, Inc.*	2,134	29,663
Pier 1 Imports, Inc.	6,282	30,719
Rent-A-Center, Inc.	3,327	37,395
Restoration Hardware Holdings, Inc.*	1,561	158,270
Shoe Carnival, Inc.	905	24,223
Sleep Number Corp.*	3,146	110,708
Sonic Automotive, Inc., Class A	2,001	42,521
Sportsman’s Warehouse Holdings, Inc.*	2,811	14,167
Tailored Brands, Inc.	3,815	64,321
Tile Shop Holdings, Inc.	3,092	25,664
Tilly’s, Inc., Class A	1,004	16,566
Vitamin Shoppe, Inc.*	1,657	6,214
Winmark Corp.	185	24,587
Zumiez, Inc.*	1,431	31,196
		3,423,788
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	8,489	74,958
Avid Technology, Inc.*	2,596	17,471
CPI Card Group, Inc.	1,587	1,397
Cray, Inc.*	3,115	70,866
Diebold Nixdorf, Inc.	5,872	112,742
Eastman Kodak Co.*	1,282	4,231
Electronics For Imaging, Inc.*	3,597	110,644
Immersion Corp.*	2,261	17,206
Intevac, Inc.*	1,534	11,428
Pure Storage, Inc., Class A*	7,229	133,592
Quantum Corp.*	2,209	11,465
Stratasys Ltd.*	3,882	84,550
Super Micro Computer, Inc.*	3,026	66,723
USA Technologies, Inc.*	3,650	31,755
		749,028
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	2,268	159,463
Crocs, Inc.*	5,748	62,826
Culp, Inc.	842	27,028
Deckers Outdoor Corp.*	2,457	183,611
Delta Apparel, Inc.*	532	10,773
Fossil Group, Inc.*	3,439	24,348
G-III Apparel Group Ltd.*	3,363	103,580
Iconix Brand Group, Inc.*	3,888	7,309
Movado Group, Inc.	1,179	34,604
Oxford Industries, Inc.	1,279	88,251
Perry Ellis International, Inc.*	995	24,348
Sequential Brands Group, Inc.*	3,087	5,464
Steven Madden Ltd.*	4,592	196,308
Superior Uniform Group, Inc.	653	16,606
Unifi, Inc.*	1,196	43,702
Vera Bradley, Inc.*	1,562	13,824
Wolverine World Wide, Inc.	7,331	212,379
		1,214,424
Thrifts & Mortgage Finance - 1.9%
Bank Mutual Corp.	3,294	35,246
BankFinancial Corp.	1,109	18,287
Bear State Financial, Inc.	1,611	16,497
Beneficial Bancorp, Inc.	5,378	91,157
BofI Holding, Inc.*	4,658	128,747
Capitol Federal Financial, Inc.	9,980	140,319
Charter Financial Corp.	956	17,667
Clifton Bancorp, Inc.	1,541	26,675
Dime Community Bancshares, Inc.	2,460	54,243

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Entegra Financial Corp.*	491	14,239
ESSA Bancorp, Inc.	689	10,983
Essent Group Ltd.*	6,321	279,704
Federal Agricultural Mortgage Corp., Class C	685	50,861
First Defiance Financial Corp.	771	41,889
Flagstar Bancorp, Inc.*	1,655	62,907
Greene County Bancorp, Inc.	236	7,257
Hingham Institution for Savings	101	23,048
Home Bancorp, Inc.	456	19,517
HomeStreet, Inc.*	1,909	58,225
Impac Mortgage Holdings, Inc.*	753	8,840
Kearny Financial Corp.	6,598	97,650
LendingTree, Inc.*	495	149,465
Malvern Bancorp, Inc.*	499	13,448
Meridian Bancorp, Inc.	3,720	74,958
Meta Financial Group, Inc.	696	65,389
MGIC Investment Corp.*	28,769	420,603
Nationstar Mortgage Holdings, Inc.*	2,272	41,055
NMI Holdings, Inc., Class A*	4,427	75,480
Northfield Bancorp, Inc.	3,343	59,305
Northwest Bancshares, Inc.	7,353	124,486
OceanFirst Financial Corp.	2,448	67,932
Oconee Federal Financial Corp.	97	2,838
Ocwen Financial Corp.*	8,218	26,215
Oritani Financial Corp.	3,072	52,992
PCSB Financial Corp.*	1,406	27,740
PennyMac Financial Services, Inc., Class A*	1,235	26,120
PHH Corp.*	4,101	46,587
Provident Bancorp, Inc.*	341	8,099
Provident Financial Holdings, Inc.	469	9,033
Provident Financial Services, Inc.	4,791	130,986
Prudential Bancorp, Inc.	631	11,680
Radian Group, Inc.	16,836	344,970
Riverview Bancorp, Inc.	1,661	15,314
SI Financial Group, Inc.	872	13,167
Southern Missouri Bancorp, Inc.	527	21,207
Territorial Bancorp, Inc.	599	19,138
Timberland Bancorp, Inc.	483	13,872
TrustCo Bank Corp.	7,178	67,114
United Community Financial Corp.	3,805	37,251
United Financial Bancorp, Inc.	3,930	73,255
Walker & Dunlop, Inc.*	2,156	106,248
Washington Federal, Inc.	6,870	239,076
Waterstone Financial, Inc.	1,984	37,498
Western New England Bancorp, Inc.	2,148	22,984
WSFS Financial Corp.	2,347	118,758
		3,768,221
Tobacco - 0.1%
Turning Point Brands, Inc.	392	6,836
Universal Corp.	1,922	102,539
Vector Group Ltd.	7,625	171,486
		280,861
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	3,696	90,552
Applied Industrial Technologies, Inc.	2,975	190,251
Beacon Roofing Supply, Inc.*	5,187	332,383
BMC Stock Holdings, Inc.*	5,086	117,487
CAI International, Inc.*	1,201	41,134
DXP Enterprises, Inc.*	1,224	34,027
EnviroStar, Inc.	273	7,671
Foundation Building Materials, Inc.*	1,153	17,537
GATX Corp.	3,002	189,576
GMS, Inc.*	2,134	79,620
H&E Equipment Services, Inc.	2,447	91,004
Herc Holdings, Inc.*	1,881	111,318
Huttig Building Products, Inc.*	1,850	12,617
Kaman Corp.	2,146	128,030
Lawson Products, Inc.*	500	12,875
MRC Global, Inc.*	6,943	109,075
Nexeo Solutions, Inc.*	2,040	16,177
NOW, Inc.*	8,313	85,790
Rush Enterprises, Inc., Class A*	2,311	112,569
Rush Enterprises, Inc., Class B*	396	18,212
SiteOne Landscape Supply, Inc.*	2,637	197,195
Textainer Group Holdings Ltd.*	2,107	48,356
Titan Machinery, Inc.*	1,443	27,417
Triton International Ltd.*	3,374	133,509
Veritiv Corp.*	892	24,307
Willis Lease Finance Corp.*	268	7,032
		2,235,721
Transportation Infrastructure - 0.0%(c)
Wesco Aircraft Holdings, Inc.*	4,330	32,042

Water Utilities - 0.3%
American States Water Co.	2,821	162,744
AquaVenture Holdings Ltd.*	899	13,782
Artesian Resources Corp., Class A	610	25,827
Cadiz, Inc.*	1,623	22,235
California Water Service Group	3,732	170,179
Connecticut Water Service, Inc.	859	54,383
Consolidated Water Co. Ltd.	1,135	14,925
Global Water Resources, Inc.	788	7,628
Middlesex Water Co.	1,235	56,958
Pure Cycle Corp.*	1,329	9,237
SJW Group	1,270	86,525
York Water Co. (The)	997	37,039
		661,462
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,824	69,753
Shenandoah Telecommunications Co.	3,609	138,405
Spok Holdings, Inc.	1,542	26,985
		235,143
TOTAL COMMON STOCKS (Cost $162,553,105)		162,959,386

	No. of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Dyax Corp., CVR*(b)(d)	11,283	12,524
Tobira Therapeutics, Inc., CVR*(b)(d)	756	—
		12,524
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(b)(d)	2	—
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(b)(d)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		12,524

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 20.9%

REPURCHASE AGREEMENTS(e) - 20.9%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $42,579,734 (Cost $42,578,527)	42,578,527	42,578,527
Total Investments - 100.9% (Cost $205,131,632)		205,550,437
Liabilities Less Other Assets - (0.9%)		(1,831,679)
Net assets - 100.0%		203,718,758

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $11,546,612.

(b)         Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $13,955, which represents approximately 0.01% of net assets of the Fund.

(c)          Represents less than 0.05% of net assets.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,346,710
Aggregate gross unrealized depreciation	(8,156,465)
Net unrealized appreciation	$6,190,245
Federal income tax cost	$206,645,463

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	25	12/15/2017	USD	$1,930,375	$77,847

Cash collateral in the amount of $81,125 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
40,449,923	41,458,464	11/6/2018	Bank of America NA	1.34%	Russell 2000® Index	994,766	(809,111)	—	185,655

103,400,210	106,454,461	11/6/2019	Citibank NA	1.36%	Russell 2000® Index	3,069,539	(2,993,562)	—	75,977

13,981,673	14,426,288	11/6/2019	Credit Suisse International	1.24%	Russell 2000® Index	448,806	—	(380,000)	68,806

3,950,000	4,145,666	11/6/2019	Deutsche Bank AG	1.01%	Russell 2000® Index	196,628	—	—	196,628

6,362,150	6,705,921	11/6/2019	Goldman Sachs International	1.36%	Russell 2000® Index	344,340	(309,117)	—	35,223

3,224,814	3,331,943	11/6/2019	Morgan Stanley & Co. International plc	1.04%	iShares® Russell 2000 ETF	104,618
28,158,270	29,182,634	11/6/2019	Morgan Stanley & Co. International plc	1.24%	Russell 2000® Index	1,033,100
31,383,084	32,514,577					1,137,718	(1,006,520)	—	131,198
3,625,321	3,726,226	11/6/2019	Societe Generale	1.34%	Russell 2000® Index	101,265	—	—	101,265

32,219,500	33,127,132	11/6/2019	UBS AG	1.24%	Russell 2000® Index	914,362	—	(750,000)	164,362

235,371,861	242,558,735					7,207,424
					Total Appreciation	7,207,424

(1)        The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)        Agreements may be terminated at will by either party without penalty.

(3)        Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)        The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)        Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.4%

Aerospace & Defense - 1.9%
Arconic, Inc.	31,178	767,291
Boeing Co. (The)	40,992	11,346,586
General Dynamics Corp.	20,547	4,256,517
L3 Technologies, Inc.	5,771	1,146,063
Lockheed Martin Corp.	18,485	5,898,933
Northrop Grumman Corp.	12,848	3,949,475
Raytheon Co.	21,414	4,093,286
Rockwell Collins, Inc.	11,987	1,586,000
Textron, Inc.	19,530	1,088,016
TransDigm Group, Inc.	3,562	1,010,860
United Technologies Corp.	54,805	6,656,067
		41,799,094
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	10,353	897,087
Expeditors International of Washington, Inc.	13,334	863,776
FedEx Corp.	18,208	4,214,424
United Parcel Service, Inc., Class B	50,815	6,171,482
		12,146,769
Airlines - 0.4%
Alaska Air Group, Inc.	9,113	630,346
American Airlines Group, Inc.	31,978	1,614,569
Delta Air Lines, Inc.	49,143	2,600,648
Southwest Airlines Co.	40,627	2,464,840
United Continental Holdings, Inc.*	19,078	1,208,019
		8,518,422
Auto Components - 0.2%
BorgWarner, Inc.	14,637	814,988
Delphi Automotive plc	19,687	2,060,638
Goodyear Tire & Rubber Co. (The)	18,574	601,241
		3,476,867
Automobiles - 0.4%
Ford Motor Co.	288,549	3,612,634
General Motors Co.	96,757	4,169,259
Harley-Davidson, Inc.	12,586	631,817
		8,413,710
Banks - 5.0%
Bank of America Corp.	723,897	20,392,178
BB&T Corp.	59,618	2,946,322
Citigroup, Inc.	201,008	15,176,104
Citizens Financial Group, Inc.	36,938	1,503,377
Comerica, Inc.	12,978	1,081,197
Fifth Third Bancorp	54,353	1,658,310
Huntington Bancshares, Inc.	80,417	1,158,005
JPMorgan Chase & Co.	259,617	27,135,169
KeyCorp	80,235	1,522,860
M&T Bank Corp.	11,209	1,893,760
People’s United Financial, Inc.	25,405	483,203
PNC Financial Services Group, Inc. (The)	35,354	4,969,358
Regions Financial Corp.	88,169	1,462,724
SunTrust Banks, Inc.	35,408	2,182,195
US Bancorp	117,240	6,465,786
Wells Fargo & Co.	329,600	18,612,512
Zions Bancorp	14,916	739,088
		109,382,148
Beverages - 1.5%
Brown-Forman Corp., Class B	14,447	863,931
Coca-Cola Co. (The)	283,211	12,962,567
Constellation Brands, Inc., Class A	12,682	2,759,476
Dr Pepper Snapple Group, Inc.	13,407	1,209,177
Molson Coors Brewing Co., Class B	13,626	1,064,191
Monster Beverage Corp.*	30,600	1,917,702
PepsiCo, Inc.	105,390	12,280,043
		33,057,087
Biotechnology - 2.1%
AbbVie, Inc.	117,607	11,398,470
Alexion Pharmaceuticals, Inc.*	16,466	1,808,131
Amgen, Inc.	53,833	9,456,305
Biogen, Inc.*	15,599	5,025,530
Celgene Corp.*	57,719	5,819,807
Gilead Sciences, Inc.	96,347	7,204,829
Incyte Corp.*	12,596	1,246,878
Regeneron Pharmaceuticals, Inc.*	5,668	2,051,022
Vertex Pharmaceuticals, Inc.*	18,600	2,683,794
		46,694,766
Building Products - 0.3%
Allegion plc	7,008	589,653
AO Smith Corp.	10,802	685,063
Fortune Brands Home & Security, Inc.	11,362	777,388
Johnson Controls International plc	68,789	2,589,218
Masco Corp.	23,505	1,008,600
		5,649,922
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	4,129	820,308
Ameriprise Financial, Inc.	11,062	1,805,650
Bank of New York Mellon Corp. (The)	76,223	4,172,447
BlackRock, Inc.	9,145	4,583,383
Cboe Global Markets, Inc.	8,320	1,026,938
Charles Schwab Corp. (The)	87,928	4,290,007
CME Group, Inc.	25,077	3,750,015
E*TRADE Financial Corp.*	20,293	976,905
Franklin Resources, Inc.	24,276	1,052,365
Goldman Sachs Group, Inc. (The)	26,544	6,573,356
Intercontinental Exchange, Inc.	43,417	3,102,145
Invesco Ltd.	30,016	1,085,679
Moody’s Corp.	12,259	1,861,161
Morgan Stanley	104,332	5,384,575
Nasdaq, Inc.	8,614	681,884
Northern Trust Corp.	15,845	1,549,324
Raymond James Financial, Inc.	9,468	836,024
S&P Global, Inc.	18,961	3,137,666
State Street Corp.	27,589	2,630,611
T. Rowe Price Group, Inc.	17,733	1,825,080
		51,145,523
Chemicals - 1.7%
Air Products & Chemicals, Inc.	16,080	2,621,683
Albemarle Corp.	8,150	1,094,708
CF Industries Holdings, Inc.	17,208	644,784
DowDuPont, Inc.	172,138	12,387,050
Eastman Chemical Co.	10,689	987,343
Ecolab, Inc.	19,215	2,611,703
FMC Corp.	9,895	934,088
International Flavors & Fragrances, Inc.	5,826	905,593
LyondellBasell Industries NV, Class A	23,945	2,507,042
Monsanto Co.	32,412	3,835,636
Mosaic Co. (The)	25,897	629,038
PPG Industries, Inc.	18,922	2,211,036
Praxair, Inc.	21,105	3,248,482
Sherwin-Williams Co. (The)	6,064	2,422,083
		37,040,269

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.2%
Cintas Corp.	6,301	992,029
Republic Services, Inc.	16,895	1,097,161
Stericycle, Inc.*	6,296	417,488
Waste Management, Inc.	29,867	2,456,561
		4,963,239
Communications Equipment - 0.8%
Cisco Systems, Inc.	368,886	13,759,448
F5 Networks, Inc.*	4,688	629,129
Harris Corp.	8,836	1,276,802
Juniper Networks, Inc.	28,058	778,890
Motorola Solutions, Inc.	12,000	1,129,320
		17,573,589
Construction & Engineering - 0.1%
Fluor Corp.	10,321	499,640
Jacobs Engineering Group, Inc.	8,876	582,532
Quanta Services, Inc.*	11,154	422,736
		1,504,908
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,636	966,096
Vulcan Materials Co.	9,759	1,226,218
		2,192,314
Consumer Finance - 0.6%
American Express Co.	54,130	5,289,042
Capital One Financial Corp.	35,685	3,283,020
Discover Financial Services	27,471	1,939,453
Navient Corp.	20,222	254,999
Synchrony Financial	55,156	1,979,549
		12,746,063
Containers & Packaging - 0.3%
Avery Dennison Corp.	6,521	744,177
Ball Corp.	25,953	1,035,784
International Paper Co.	30,462	1,724,454
Packaging Corp. of America	6,961	825,575
Sealed Air Corp.	13,308	639,449
WestRock Co.	18,739	1,169,501
		6,138,940
Distributors - 0.1%
Genuine Parts Co.	10,833	1,007,144
LKQ Corp.*	22,787	898,264
		1,905,408
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	15,423	403,774

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	141,957	27,399,121
Leucadia National Corp.	23,361	614,628
		28,013,749
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	452,987	16,479,667
CenturyLink, Inc.	71,685	1,045,884
Verizon Communications, Inc.	300,961	15,315,906
		32,841,457
Electric Utilities - 1.5%
Alliant Energy Corp.	17,047	768,990
American Electric Power Co., Inc.	36,286	2,816,882
Duke Energy Corp.	51,635	4,604,809
Edison International	24,037	1,953,487
Entergy Corp.	13,244	1,145,341
Eversource Energy	23,379	1,516,128
Exelon Corp.	70,832	2,954,403
FirstEnergy Corp.	32,779	1,119,075
NextEra Energy, Inc.	34,539	5,458,544
PG&E Corp.	37,834	2,052,116
Pinnacle West Capital Corp.	8,235	756,056
PPL Corp.	50,402	1,848,241
Southern Co. (The)	73,738	3,775,386
Xcel Energy, Inc.	37,461	1,933,362
		32,702,820
Electrical Equipment - 0.4%
Acuity Brands, Inc.	3,105	532,259
AMETEK, Inc.	17,027	1,237,693
Eaton Corp. plc	32,816	2,552,428
Emerson Electric Co.	47,218	3,060,671
Rockwell Automation, Inc.	9,470	1,828,468
		9,211,519
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	22,535	2,041,446
Corning, Inc.	66,634	2,158,275
FLIR Systems, Inc.	10,122	471,483
TE Connectivity Ltd.	26,071	2,462,145
		7,133,349
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	31,579	938,844
Halliburton Co.	64,028	2,675,090
Helmerich & Payne, Inc.	8,011	469,284
National Oilwell Varco, Inc.	28,038	940,675
Schlumberger Ltd.	102,511	6,442,816
TechnipFMC plc	32,402	927,993
		12,394,702
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	6,907	877,603
American Tower Corp.	31,663	4,557,256
Apartment Investment & Management Co., Class A	11,585	510,783
AvalonBay Communities, Inc.	10,187	1,847,209
Boston Properties, Inc.	11,385	1,427,451
Crown Castle International Corp.	29,973	3,386,949
Digital Realty Trust, Inc.	15,096	1,761,703
Duke Realty Corp.	26,245	738,272
Equinix, Inc.	5,748	2,669,889
Equity Residential	27,099	1,810,755
Essex Property Trust, Inc.	4,869	1,202,594
Extra Space Storage, Inc.	9,289	792,909
Federal Realty Investment Trust	5,331	704,811
GGP, Inc.	46,062	1,082,457
HCP, Inc.	34,598	914,771
Host Hotels & Resorts, Inc.	54,598	1,080,494
Iron Mountain, Inc.	19,506	797,210
Kimco Realty Corp.	31,403	581,584
Macerich Co. (The)	8,033	520,137
Mid-America Apartment Communities, Inc.	8,382	858,652
Prologis, Inc.	39,239	2,598,799
Public Storage	11,040	2,352,845
Realty Income Corp.	20,220	1,118,166
Regency Centers Corp.	10,917	740,282
SBA Communications Corp.*	8,880	1,507,380
Simon Property Group, Inc.	22,932	3,709,251
SL Green Realty Corp.	7,302	746,483
UDR, Inc.	19,741	776,414
Ventas, Inc.	26,275	1,681,863
Vornado Realty Trust	12,720	987,326
Welltower, Inc.	27,215	1,835,924
Weyerhaeuser Co.	55,549	1,965,324
		48,143,546
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	32,358	5,967,786
CVS Health Corp.	74,999	5,744,923
Kroger Co. (The)	66,203	1,712,010

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Sysco Corp.	35,830	2,068,466
Walgreens Boots Alliance, Inc.	64,054	4,660,569
Wal-Mart Stores, Inc.	107,989	10,499,770
		30,653,524
Food Products - 1.0%
Archer-Daniels-Midland Co.	41,503	1,655,140
Campbell Soup Co.	14,310	705,483
Conagra Brands, Inc.	30,666	1,144,762
General Mills, Inc.	42,576	2,408,099
Hershey Co. (The)	10,425	1,156,445
Hormel Foods Corp.	19,887	724,881
JM Smucker Co. (The)	8,380	977,695
Kellogg Co.	18,333	1,212,911
Kraft Heinz Co. (The)	44,040	3,583,535
McCormick & Co., Inc. (Non-Voting)	8,773	896,425
Mondelez International, Inc., Class A	111,228	4,776,130
Tyson Foods, Inc., Class A	21,341	1,755,297
		20,996,803
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	128,182	7,225,619
Align Technology, Inc.*	5,322	1,388,403
Baxter International, Inc.	36,983	2,423,496
Becton Dickinson and Co.	16,789	3,831,418
Boston Scientific Corp.*	101,231	2,660,351
Cooper Cos., Inc. (The)	3,604	869,213
CR Bard, Inc.	5,361	1,800,974
Danaher Corp.	45,102	4,255,825
DENTSPLY SIRONA, Inc.	16,932	1,134,613
Edwards Lifesciences Corp.*	15,578	1,825,742
Hologic, Inc.*	20,692	863,270
IDEXX Laboratories, Inc.*	6,439	1,007,124
Intuitive Surgical, Inc.*	8,252	3,298,984
Medtronic plc	99,937	8,207,826
ResMed, Inc.	10,492	896,017
Stryker Corp.	23,733	3,702,348
Varian Medical Systems, Inc.*	6,773	756,883
Zimmer Biomet Holdings, Inc.	14,917	1,746,781
		47,894,887
Health Care Providers & Services - 2.2%
Aetna, Inc.	24,472	4,409,365
AmerisourceBergen Corp.	11,962	1,014,617
Anthem, Inc.	19,373	4,551,880
Cardinal Health, Inc.	23,347	1,381,909
Centene Corp.*	12,725	1,299,095
Cigna Corp.	18,575	3,932,885
DaVita, Inc.*	11,285	689,062
Envision Healthcare Corp.*	8,914	284,624
Express Scripts Holding Co.*	42,609	2,777,255
HCA Healthcare, Inc.*	21,321	1,812,285
Henry Schein, Inc.*	11,705	836,322
Humana, Inc.	10,662	2,781,289
Laboratory Corp. of America Holdings*	7,510	1,188,608
McKesson Corp.	15,512	2,291,743
Patterson Cos., Inc.	6,077	222,114
Quest Diagnostics, Inc.	10,064	990,902
UnitedHealth Group, Inc.	71,331	16,275,594
Universal Health Services, Inc., Class B	6,520	706,442
		47,445,991
Health Care Technology - 0.1%
Cerner Corp.*	23,240	1,642,836

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	30,088	1,974,976
Chipotle Mexican Grill, Inc.*	1,851	563,426
Darden Restaurants, Inc.	9,248	779,791
Hilton Worldwide Holdings, Inc.	15,069	1,168,752
Marriott International, Inc., Class A	23,080	2,931,160
McDonald’s Corp.	59,759	10,276,755
MGM Resorts International	38,192	1,303,111
Norwegian Cruise Line Holdings Ltd.*	13,130	711,121
Royal Caribbean Cruises Ltd.	12,694	1,572,533
Starbucks Corp.	106,526	6,159,333
Wyndham Worldwide Corp.	7,583	852,254
Wynn Resorts Ltd.	5,902	932,988
Yum Brands, Inc.	25,436	2,123,143
		31,349,343
Household Durables - 0.3%
DR Horton, Inc.	25,128	1,281,528
Garmin Ltd.	8,187	508,249
Leggett & Platt, Inc.	9,760	470,822
Lennar Corp., Class A	14,991	941,135
Mohawk Industries, Inc.*	4,662	1,317,528
Newell Brands, Inc.	36,158	1,119,813
PulteGroup, Inc.	20,478	698,914
Whirlpool Corp.	5,384	907,581
		7,245,570
Household Products - 1.2%
Church & Dwight Co., Inc.	18,408	866,833
Clorox Co. (The)	9,522	1,326,319
Colgate-Palmolive Co.	64,985	4,708,163
Kimberly-Clark Corp.	26,065	3,121,544
Procter & Gamble Co. (The)	188,131	16,929,909
		26,952,768
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	48,711	515,362
NRG Energy, Inc.	22,180	613,277
		1,128,639
Industrial Conglomerates - 1.5%
3M Co.	44,027	10,704,725
General Electric Co.	638,752	11,682,774
Honeywell International, Inc.	56,243	8,771,658
Roper Technologies, Inc.	7,541	2,015,031
		33,174,188
Insurance - 2.1%
Aflac, Inc.	29,159	2,555,495
Allstate Corp. (The)	26,660	2,736,916
American International Group, Inc.	66,650	3,996,334
Aon plc	18,764	2,631,088
Arthur J Gallagher & Co.	13,292	875,012
Assurant, Inc.	3,976	401,059
Brighthouse Financial, Inc.*	7,069	415,586
Chubb Ltd.	34,337	5,223,001
Cincinnati Financial Corp.	11,009	822,703
Everest Re Group Ltd.	3,030	665,388
Hartford Financial Services Group, Inc. (The)	26,877	1,543,815
Lincoln National Corp.	16,344	1,251,133
Loews Corp.	20,363	1,023,852
Marsh & McLennan Cos., Inc.	37,812	3,173,561
MetLife, Inc.	78,415	4,209,317
Principal Financial Group, Inc.	19,826	1,403,483
Progressive Corp. (The)	42,930	2,283,017
Prudential Financial, Inc.	31,503	3,649,307
Torchmark Corp.	7,981	709,112
Travelers Cos., Inc. (The)	20,358	2,759,934
Unum Group	16,650	942,723

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Willis Towers Watson plc	9,907	1,593,046
XL Group Ltd.	19,030	738,745
		45,603,627
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc.*	29,416	34,615,278
Expedia, Inc.	9,014	1,104,215
Netflix, Inc.*	31,853	5,974,986
Priceline Group, Inc. (The)*	3,619	6,296,011
TripAdvisor, Inc.*	7,991	276,648
		48,267,138
Internet Software & Services - 3.7%
Akamai Technologies, Inc.*	12,647	705,449
Alphabet, Inc., Class A*	21,989	22,784,342
Alphabet, Inc., Class C*	22,270	22,746,801
eBay, Inc.*	73,437	2,546,061
Facebook, Inc., Class A*	174,875	30,984,353
VeriSign, Inc.*	6,340	729,734
		80,496,740
IT Services - 3.1%
Accenture plc, Class A	45,593	6,748,220
Alliance Data Systems Corp.	3,561	852,040
Automatic Data Processing, Inc.	32,784	3,752,456
Cognizant Technology Solutions Corp., Class A	43,574	3,149,529
CSRA, Inc.	12,061	348,925
DXC Technology Co.	21,000	2,018,940
Fidelity National Information Services, Inc.	24,524	2,313,349
Fiserv, Inc.*	15,527	2,041,024
Gartner, Inc.*	6,684	808,029
Global Payments, Inc.	11,250	1,131,300
International Business Machines Corp.	63,942	9,845,150
Mastercard, Inc., Class A	68,890	10,365,878
Paychex, Inc.	23,598	1,588,381
PayPal Holdings, Inc.*	83,386	6,314,822
Total System Services, Inc.	12,369	919,759
Visa, Inc., Class A	134,964	15,195,597
Western Union Co. (The)	34,232	674,028
		68,067,427
Leisure Products - 0.1%
Hasbro, Inc.	8,398	781,182
Mattel, Inc.	25,285	461,451
		1,242,633
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	23,707	1,641,472
Illumina, Inc.*	10,771	2,477,653
IQVIA Holdings, Inc.*	11,182	1,140,676
Mettler-Toledo International, Inc.*	1,894	1,191,724
PerkinElmer, Inc.	8,131	599,092
Thermo Fisher Scientific, Inc.	29,526	5,691,432
Waters Corp.*	5,889	1,161,134
		13,903,183
Machinery - 1.3%
Caterpillar, Inc.	43,600	6,154,140
Cummins, Inc.	11,624	1,945,858
Deere & Co.	23,598	3,536,396
Dover Corp.	11,485	1,122,199
Flowserve Corp.	9,638	410,386
Fortive Corp.	22,501	1,679,700
Illinois Tool Works, Inc.	22,851	3,867,532
Ingersoll-Rand plc	18,715	1,639,808
PACCAR, Inc.	25,923	1,823,165
Parker-Hannifin Corp.	9,822	1,841,527
Pentair plc	12,184	867,013
Snap-on, Inc.	4,248	719,739
Stanley Black & Decker, Inc.	11,299	1,916,649
Xylem, Inc.	13,248	918,616
		28,442,728
Media - 2.1%
CBS Corp. (Non-Voting), Class B	26,859	1,505,716
Charter Communications, Inc., Class A*	14,840	4,840,956
Comcast Corp., Class A	347,039	13,027,844
Discovery Communications, Inc., Class A*	11,357	216,010
Discovery Communications, Inc., Class C*	14,993	271,074
DISH Network Corp., Class A*	16,797	850,768
Interpublic Group of Cos., Inc. (The)	29,014	573,897
News Corp., Class A	28,196	455,647
News Corp., Class B	8,984	147,338
Omnicom Group, Inc.	17,024	1,216,195
Scripps Networks Interactive, Inc., Class A	7,080	579,427
Time Warner, Inc.	57,383	5,251,118
Twenty-First Century Fox, Inc., Class A	77,652	2,480,205
Twenty-First Century Fox, Inc., Class B	32,402	1,009,322
Viacom, Inc., Class B	26,022	736,943
Walt Disney Co. (The)	113,873	11,936,168
		45,098,628
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	99,269	1,381,824
Newmont Mining Corp.	39,340	1,455,187
Nucor Corp.	23,566	1,355,045
		4,192,056
Multiline Retail - 0.3%
Dollar General Corp.	19,220	1,692,898
Dollar Tree, Inc.*	17,474	1,795,628
Kohl’s Corp.	12,437	596,603
Macy’s, Inc.	22,469	534,762
Nordstrom, Inc.	8,585	390,188
Target Corp.	40,295	2,413,671
		7,423,750
Multi-Utilities - 0.8%
Ameren Corp.	17,901	1,144,948
CenterPoint Energy, Inc.	31,799	954,288
CMS Energy Corp.	20,806	1,038,220
Consolidated Edison, Inc.	22,857	2,035,187
Dominion Energy, Inc.	47,408	3,988,435
DTE Energy Co.	13,235	1,529,569
NiSource, Inc.	24,042	661,876
Public Service Enterprise Group, Inc.	37,322	1,980,305
SCANA Corp.	10,544	455,185
Sempra Energy	18,524	2,241,219
WEC Energy Group, Inc.	23,282	1,617,866
		17,647,098
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	41,340	1,988,041
Andeavor	10,650	1,123,255
Apache Corp.	28,104	1,175,590
Cabot Oil & Gas Corp.	34,121	987,803
Chesapeake Energy Corp.*	66,994	272,666
Chevron Corp.	139,807	16,635,635
Cimarex Energy Co.	7,029	816,137
Concho Resources, Inc.*	10,971	1,534,404
ConocoPhillips	89,782	4,568,108
Devon Energy Corp.	38,784	1,494,348

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
EOG Resources, Inc.	42,602	4,359,037
EQT Corp.	17,692	1,054,443
Exxon Mobil Corp.	312,610	26,037,287
Hess Corp.	19,936	914,664
Kinder Morgan, Inc.	141,643	2,440,509
Marathon Oil Corp.	62,709	930,602
Marathon Petroleum Corp.	37,350	2,339,230
Newfield Exploration Co.*	14,696	454,547
Noble Energy, Inc.	35,896	944,065
Occidental Petroleum Corp.	56,408	3,976,764
ONEOK, Inc.	28,028	1,454,653
Phillips 66	31,699	3,092,554
Pioneer Natural Resources Co.	12,549	1,958,146
Range Resources Corp.	16,659	300,195
Valero Energy Corp.	32,584	2,789,842
Williams Cos., Inc. (The)	60,987	1,771,672
		85,414,197
Personal Products - 0.1%
Coty, Inc., Class A	34,798	599,570
Estee Lauder Cos., Inc. (The), Class A	16,516	2,061,692
		2,661,262
Pharmaceuticals - 3.5%
Allergan plc	24,664	4,287,343
Bristol-Myers Squibb Co.	120,988	7,645,232
Eli Lilly & Co.	71,480	6,050,067
Johnson & Johnson	198,016	27,589,569
Merck & Co., Inc.	201,791	11,152,989
Mylan NV*	39,565	1,445,309
Perrigo Co. plc	9,785	853,350
Pfizer, Inc.	440,286	15,964,770
Zoetis, Inc.	36,209	2,617,549
		77,606,178
Professional Services - 0.2%
Equifax, Inc.	8,881	1,013,500
IHS Markit Ltd.*	26,801	1,195,860
Nielsen Holdings plc	24,779	909,885
Robert Half International, Inc.	9,309	530,985
Verisk Analytics, Inc.*	11,466	1,105,552
		4,755,782
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	22,189	962,115

Road & Rail - 0.7%
CSX Corp.	67,381	3,756,491
JB Hunt Transport Services, Inc.	6,298	699,960
Kansas City Southern	7,778	872,225
Norfolk Southern Corp.	21,261	2,947,412
Union Pacific Corp.	59,050	7,469,825
		15,745,913
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	59,372	646,561
Analog Devices, Inc.	27,125	2,335,734
Applied Materials, Inc.	78,682	4,152,049
Broadcom Ltd.	29,997	8,337,366
Intel Corp.	346,675	15,544,907
KLA-Tencor Corp.	11,571	1,183,019
Lam Research Corp.	11,985	2,305,075
Microchip Technology, Inc.	17,170	1,493,618
Micron Technology, Inc.*	82,192	3,484,119
NVIDIA Corp.	44,266	8,884,629
Qorvo, Inc.*	9,389	719,010
QUALCOMM, Inc.	109,000	7,231,060
Skyworks Solutions, Inc.	13,556	1,419,855
Texas Instruments, Inc.	73,042	7,106,256
Xilinx, Inc.	18,341	1,274,883
		66,118,141
Software - 4.0%
Activision Blizzard, Inc.	55,695	3,475,368
Adobe Systems, Inc.*	36,402	6,605,871
ANSYS, Inc.*	6,253	926,632
Autodesk, Inc.*	16,171	1,773,959
CA, Inc.	23,310	770,862
Cadence Design Systems, Inc.*	20,672	907,707
Citrix Systems, Inc.*	10,619	930,543
Electronic Arts, Inc.*	22,777	2,422,334
Intuit, Inc.	17,958	2,823,357
Microsoft Corp.	568,244	47,829,097
Oracle Corp.	222,788	10,929,979
Red Hat, Inc.*	13,092	1,659,542
salesforce.com, Inc.*	50,372	5,254,807
Symantec Corp.	45,339	1,313,471
Synopsys, Inc.*	11,084	1,001,772
		88,625,301
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	5,449	550,349
AutoZone, Inc.*	2,068	1,420,220
Best Buy Co., Inc.	19,574	1,166,806
CarMax, Inc.*	13,519	931,594
Foot Locker, Inc.	9,148	391,900
Gap, Inc. (The)	16,202	523,487
Home Depot, Inc. (The)	86,969	15,638,766
L Brands, Inc.	18,411	1,032,305
Lowe’s Cos., Inc.	62,284	5,192,617
O’Reilly Automotive, Inc.*	6,494	1,533,948
Ross Stores, Inc.	28,712	2,182,973
Signet Jewelers Ltd.	4,461	233,266
Tiffany & Co.	7,533	711,868
TJX Cos., Inc. (The)	46,942	3,546,468
Tractor Supply Co.	9,347	637,839
Ulta Beauty, Inc.*	4,306	954,683
		36,649,089
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	381,072	65,487,223
Hewlett Packard Enterprise Co.	121,187	1,690,559
HP, Inc.	123,225	2,643,176
NetApp, Inc.	19,902	1,124,662
Seagate Technology plc	21,235	818,822
Western Digital Corp.	21,755	1,715,599
Xerox Corp.	15,750	467,145
		73,947,186
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	26,890	561,732
Michael Kors Holdings Ltd.*	11,185	653,651
NIKE, Inc., Class B	96,938	5,856,994
PVH Corp.	5,712	768,550
Ralph Lauren Corp.	4,086	388,783
Tapestry, Inc.	20,848	869,153
Under Armour, Inc., Class A*	13,645	181,342
Under Armour, Inc., Class C*	13,732	163,823
VF Corp.	24,103	1,758,555
		11,202,583
Tobacco - 1.0%
Altria Group, Inc.	141,545	9,600,997
Philip Morris International, Inc.	114,585	11,773,609
		21,374,606
Trading Companies & Distributors - 0.1%
Fastenal Co.	21,246	1,113,078
United Rentals, Inc.*	6,235	994,358

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
WW Grainger, Inc.	3,873	857,133
		2,964,569
Water Utilities - 0.1%
American Water Works Co., Inc.	13,153	1,204,289

TOTAL COMMON STOCKS (Cost $1,631,015,818)		1,673,294,722

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 17.0%

REPURCHASE AGREEMENTS(c) - 17.0%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $373,132,162 (Cost $373,121,592)	373,121,592	373,121,592

Total Investments - 93.4% (Cost $2,004,137,410)		2,046,416,314
Other Assets Less Liabilities - 6.6%		144,123,622
Net assets - 100.0%		2,190,539,936

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $141,249,427.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,092,098
Aggregate gross unrealized depreciation	(82,689,051)
Net unrealized appreciation	$110,403,047
Federal income tax cost	$2,008,322,309

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P 500 E-Mini Index	470	12/15/2017	USD	$62,198,625	$826,271

Cash collateral in the amount of $2,326,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
271,876,324	277,633,782	11/6/2019	Bank of America NA	1.64%	S&P 500®	6,061,998	(3,961,649)	—	2,100,349

416,000,000	431,588,198	11/6/2018	BNP Paribas SA	1.79%	S&P 500®	15,894,547	—	—	15,894,547

102,029,633	103,890,718	11/6/2019	Citibank NA	1.71%	S&P 500®	1,955,470	—	—	1,955,470

266,785,708	272,944,427	11/6/2019	Credit Suisse International	1.70%	S&P 500®	6,444,021	—	(4,240,000)	2,204,021

179,040,000	185,249,462	11/6/2019	Deutsche Bank AG	1.56%	S&P 500®	6,394,368	—	(4,900,000)	1,494,368

94,012,702	96,060,849	11/6/2019	Goldman Sachs International	1.76%	S&P 500®	2,138,726
589,149,494	605,152,578	11/6/2019	Goldman Sachs International	1.51%	SPDR® S&P 500® ETF Trust	15,296,093
683,162,196	701,213,427					17,434,819	(11,843,317)	—	5,591,502
119,859,397	122,639,126	11/6/2019	Morgan Stanley & Co. International plc	1.69%	S&P 500®	2,907,546	(2,107,070)	—	800,476

464,142,205	476,312,342	11/6/2019	Societe Generale	1.54%	S&P 500®	12,738,520	(9,531,268)	—	3,207,252

72,544,178	74,120,015	11/6/2019	UBS AG	1.64%	S&P 500®	1,651,482	(1,071,890)	—	579,592

2,575,439,641	2,645,591,497					71,482,771
					Total Appreciation	71,482,771

(1)        The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)        Agreements may be terminated at will by either party without penalty.

(3)        Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)        The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)        Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD   U.S. Dollar

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.5%

Aerospace & Defense - 1.6%
AAR Corp.	924	38,420
Aerojet Rocketdyne Holdings, Inc.*	2,155	67,861
Aerovironment, Inc.*	609	27,758
Axon Enterprise, Inc.*	1,516	37,718
Cubic Corp.	716	44,356
Engility Holdings, Inc.*	507	14,799
Mercury Systems, Inc.*	1,381	72,074
Moog, Inc., Class A*	927	77,970
National Presto Industries, Inc.	144	14,933
Triumph Group, Inc.	1,424	44,002
		439,891
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	725	41,869
Echo Global Logistics, Inc.*	770	20,790
Forward Air Corp.	869	49,446
Hub Group, Inc., Class A*	961	45,936
		158,041
Airlines - 0.7%
Allegiant Travel Co.	360	54,720
Hawaiian Holdings, Inc.	1,537	66,322
SkyWest, Inc.	1,488	77,450
		198,492
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	2,842	51,014
Cooper-Standard Holdings, Inc.*	458	57,740
Dorman Products, Inc.*	870	59,430
Fox Factory Holding Corp.*	1,074	41,886
Gentherm, Inc.*	1,057	38,052
LCI Industries	715	93,594
Motorcar Parts of America, Inc.*	535	13,942
Standard Motor Products, Inc.	588	26,583
Superior Industries International, Inc.	665	11,105
		393,346
Automobiles - 0.2%
Winnebago Industries, Inc.	825	45,169

Banks - 6.3%
Ameris Bancorp	1,066	52,874
Banc of California, Inc.	1,219	27,488
Banner Corp.	953	54,883
Boston Private Financial Holdings, Inc.	2,413	39,453
Brookline Bancorp, Inc.	2,198	35,388
Central Pacific Financial Corp.	874	28,143
City Holding Co.	448	31,907
Columbia Banking System, Inc.	2,096	96,616
Community Bank System, Inc.	1,451	80,356
Customers Bancorp, Inc.*	826	22,385
CVB Financial Corp.	2,940	72,295
Fidelity Southern Corp.	628	13,847
First Bancorp/PR*	5,206	25,926
First Commonwealth Financial Corp.	2,797	42,235
First Financial Bancorp	1,784	50,576
First Financial Bankshares, Inc.	1,899	90,108
First Midwest Bancorp, Inc.	2,948	73,612
Glacier Bancorp, Inc.	2,238	89,632
Great Western Bancorp, Inc.	1,684	69,583
Hanmi Financial Corp.	930	29,527
Hope Bancorp, Inc.	3,690	69,077
Independent Bank Corp./MA	787	57,215
LegacyTexas Financial Group, Inc.	1,212	50,746
National Bank Holdings Corp., Class A	767	26,024
NBT Bancorp, Inc.	1,249	48,511
OFG Bancorp	1,261	12,358
Old National Bancorp	3,840	70,080
Opus Bank*	515	14,368
Pacific Premier Bancorp, Inc.*	1,113	44,075
S&T Bancorp, Inc.	1,004	41,927
ServisFirst Bancshares, Inc.	1,291	54,209
Simmons First National Corp., Class A	1,122	64,964
Southside Bancshares, Inc.	792	28,670
Tompkins Financial Corp.	355	31,439
United Community Banks, Inc.	2,095	60,210
Westamerica Bancorp	755	46,682
		1,747,389
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	133	28,689

Biotechnology - 1.6%
Acorda Therapeutics, Inc.*	1,339	27,182
AMAG Pharmaceuticals, Inc.*	1,013	14,131
Cytokinetics, Inc.*	1,448	12,453
Eagle Pharmaceuticals, Inc.*	245	14,470
Emergent BioSolutions, Inc.*	1,005	44,150
Enanta Pharmaceuticals, Inc.*	410	20,361
Ligand Pharmaceuticals, Inc.*	600	79,110
MiMedx Group, Inc.*	2,969	34,351
Momenta Pharmaceuticals, Inc.*	2,188	30,194
Myriad Genetics, Inc.*	1,964	68,013
Progenics Pharmaceuticals, Inc.*	2,017	11,658
Repligen Corp.*	1,075	38,109
Spectrum Pharmaceuticals, Inc.*	2,600	50,960
		445,142
Building Products - 1.9%
AAON, Inc.	1,162	42,355
American Woodmark Corp.*	410	40,836
Apogee Enterprises, Inc.	828	41,425
Gibraltar Industries, Inc.*	907	29,840
Griffon Corp.	868	20,268
Insteel Industries, Inc.	519	14,299
Patrick Industries, Inc.*	457	46,248
PGT Innovations, Inc.*	1,423	23,266
Quanex Building Products Corp.	988	21,637
Simpson Manufacturing Co., Inc.	1,207	72,384
Trex Co., Inc.*	844	99,389
Universal Forest Products, Inc.	1,758	68,843
		520,790
Capital Markets - 1.7%
Donnelley Financial Solutions, Inc.*	967	19,727
Evercore, Inc., Class A	1,126	97,793
Financial Engines, Inc.	1,812	50,555
Greenhill & Co., Inc.	697	14,149
Interactive Brokers Group, Inc., Class A	2,051	117,030
INTL. FCStone, Inc.*	446	19,570
Investment Technology Group, Inc.	951	17,109
Piper Jaffray Cos.	408	32,048
Virtus Investment Partners, Inc.	207	24,850
Waddell & Reed Financial, Inc., Class A	2,399	48,700
WisdomTree Investments, Inc.	3,301	37,962
		479,493

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Chemicals - 2.6%
A Schulman, Inc.	845	32,068
AdvanSix, Inc.*	873	37,583
American Vanguard Corp.	752	14,965
Balchem Corp.	917	80,027
Calgon Carbon Corp.	1,458	31,493
Flotek Industries, Inc.*	1,645	7,764
FutureFuel Corp.	728	10,927
Hawkins, Inc.	272	10,431
HB Fuller Co.	1,450	82,026
Ingevity Corp.*	1,208	96,145
Innophos Holdings, Inc.	560	25,945
Innospec, Inc.	693	49,480
Koppers Holdings, Inc.*	595	29,690
Kraton Corp.*	894	42,063
LSB Industries, Inc.*	579	5,217
Quaker Chemical Corp.	382	62,946
Rayonier Advanced Materials, Inc.	1,486	27,922
Stepan Co.	567	47,123
Tredegar Corp.	730	14,381
		708,196
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	1,592	68,138
Brady Corp., Class A	1,371	53,606
Essendant, Inc.	1,077	10,135
Healthcare Services Group, Inc.	2,100	109,053
Interface, Inc.	1,767	44,087
LSC Communications, Inc.	1,001	16,376
Matthews International Corp., Class A	924	52,345
Mobile Mini, Inc.	1,268	45,521
Multi-Color Corp.	399	30,523
RR Donnelley & Sons Co.	2,009	18,864
Team, Inc.*	856	11,770
Tetra Tech, Inc.	1,623	81,150
UniFirst Corp.	443	72,430
US Ecology, Inc.	626	32,208
Viad Corp.	586	33,754
		679,960
Communications Equipment - 1.3%
ADTRAN, Inc.	1,372	31,693
Applied Optoelectronics, Inc.*	554	24,188
CalAmp Corp.*	1,016	23,216
Comtech Telecommunications Corp.	676	14,649
Digi International, Inc.*	762	7,810
Harmonic, Inc.*	2,332	9,794
Lumentum Holdings, Inc.*	1,764	95,344
NETGEAR, Inc.*	907	46,711
Oclaro, Inc.*	4,840	34,461
Viavi Solutions, Inc.*	6,530	61,186
		349,052
Construction & Engineering - 0.3%
Aegion Corp.*	947	26,166
Comfort Systems USA, Inc.	1,070	45,956
MYR Group, Inc.*	473	16,820
Orion Group Holdings, Inc.*	809	6,286
		95,228
Construction Materials - 0.1%
US Concrete, Inc.*	432	34,927

Consumer Finance - 1.1%
Encore Capital Group, Inc.*	680	31,144
Enova International, Inc.*	967	14,360
EZCORP, Inc., Class A*	1,473	17,750
FirstCash, Inc.	1,369	92,270
Green Dot Corp., Class A*	1,303	80,525
PRA Group, Inc.*	1,296	45,101
World Acceptance Corp.*	169	14,024
		295,174
Containers & Packaging - 0.0%(b)
Myers Industries, Inc.	625	13,344

Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,329	44,070

Diversified Consumer Services - 0.4%
American Public Education, Inc.*	466	12,512
Capella Education Co.	335	28,576
Career Education Corp.*	1,883	24,987
Regis Corp.*	999	15,934
Strayer Education, Inc.	304	30,166
		112,175
Diversified Telecommunication Services - 0.9%
ATN International, Inc.	316	18,884
Cincinnati Bell, Inc.*	1,210	26,257
Cogent Communications Holdings, Inc.	1,186	55,564
Consolidated Communications Holdings, Inc.	1,850	26,159
General Communication, Inc., Class A*	759	30,292
Iridium Communications, Inc.*	2,382	29,418
Vonage Holdings Corp.*	5,937	60,438
		247,012
Electric Utilities - 0.7%
ALLETE, Inc.	1,460	117,530
El Paso Electric Co.	1,165	70,948
		188,478
Electrical Equipment - 0.4%
AZZ, Inc.	746	35,883
Encore Wire Corp.	596	27,774
General Cable Corp.	1,428	30,702
Powell Industries, Inc.	249	6,989
Vicor Corp.*	466	10,508
		111,856
Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc.*	830	59,345
Badger Meter, Inc.	836	38,790
Bel Fuse, Inc., Class B	283	7,599
Benchmark Electronics, Inc.*	1,433	43,706
Control4 Corp.*	556	18,481
CTS Corp.	943	25,697
Daktronics, Inc.	1,118	10,710
Electro Scientific Industries, Inc.*	951	22,757
ePlus, Inc.*	407	33,048
Fabrinet*	1,072	34,208
FARO Technologies, Inc.*	479	25,052
II-VI, Inc.*	1,598	75,745
Insight Enterprises, Inc.*	1,027	40,053
Itron, Inc.*	977	62,968
KEMET Corp.*	1,405	21,665
Methode Electronics, Inc.	1,056	49,738
MTS Systems Corp.	487	27,223
OSI Systems, Inc.*	504	43,677
Park Electrochemical Corp.	546	10,429
Plexus Corp.*	964	60,260
Rogers Corp.*	522	84,094
Sanmina Corp.*	2,163	73,542
ScanSource, Inc.*	730	26,280
TTM Technologies, Inc.*	2,630	42,948
		938,015
Energy Equipment & Services - 1.5%
Archrock, Inc.	2,037	19,351

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Bristow Group, Inc.	923	13,439
CARBO Ceramics, Inc.*	631	6,329
Era Group, Inc.*	580	6,403
Exterran Corp.*	914	28,005
Geospace Technologies Corp.*	386	5,651
Gulf Island Fabrication, Inc.	388	4,928
Helix Energy Solutions Group, Inc.*	3,984	26,494
Matrix Service Co.*	763	13,047
McDermott International, Inc.*	8,149	59,162
Newpark Resources, Inc.*	2,457	21,744
Noble Corp. plc*	7,022	29,352
Oil States International, Inc.*	1,466	34,891
Pioneer Energy Services Corp.*	2,230	4,683
SEACOR Holdings, Inc.*	477	22,824
Tesco Corp.*	1,342	5,435
TETRA Technologies, Inc.*	3,326	13,371
Unit Corp.*	1,518	32,470
US Silica Holdings, Inc.	2,331	77,319
		424,898
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust	2,401	67,300
Agree Realty Corp.	822	40,640
American Assets Trust, Inc.	1,190	46,838
Armada Hoffler Properties, Inc.	1,289	19,915
CareTrust REIT, Inc.	2,178	39,683
CBL & Associates Properties, Inc.	4,910	27,643
Cedar Realty Trust, Inc.	2,246	13,409
Chatham Lodging Trust	1,269	28,794
Chesapeake Lodging Trust	1,725	49,749
DiamondRock Hospitality Co.	5,748	64,320
EastGroup Properties, Inc.	985	92,669
Four Corners Property Trust, Inc.	1,756	45,831
Franklin Street Properties Corp.	3,077	33,508
Getty Realty Corp.	939	26,724
Government Properties Income Trust	2,761	51,493
Hersha Hospitality Trust	1,129	19,814
Independence Realty Trust, Inc.	2,343	24,203
Kite Realty Group Trust	2,399	46,133
Lexington Realty Trust	6,215	65,009
LTC Properties, Inc.	1,135	52,028
National Storage Affiliates Trust	1,270	33,833
Pennsylvania REIT	2,004	22,224
PS Business Parks, Inc.	570	75,559
Ramco-Gershenson Properties Trust	2,278	32,826
Retail Opportunity Investments Corp.	3,149	61,626
Saul Centers, Inc.	344	22,202
Summit Hotel Properties, Inc.	2,991	45,194
Universal Health Realty Income Trust	359	26,875
Urstadt Biddle Properties, Inc., Class A	853	20,233
Whitestone REIT	1,106	16,336
		1,212,611
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	757	24,451
SpartanNash Co.	1,070	27,125
SUPERVALU, Inc.*	1,101	20,126
		71,702
Food Products - 1.3%
B&G Foods, Inc.	1,908	73,840
Bob Evans Farms, Inc.	572	44,639
Calavo Growers, Inc.	453	34,609
Cal-Maine Foods, Inc.*	854	42,486
Darling Ingredients, Inc.*	4,727	84,850
J&J Snack Foods Corp.	430	64,977
John B Sanfilippo & Son, Inc.	250	15,105
Seneca Foods Corp., Class A*	196	6,733
		367,239
Gas Utilities - 0.9%
Northwest Natural Gas Co.	823	56,910
South Jersey Industries, Inc.	2,281	77,235
Spire, Inc.	1,385	113,916
		248,061
Health Care Equipment & Supplies - 3.7%
Abaxis, Inc.	651	31,730
Analogic Corp.	358	29,642
AngioDynamics, Inc.*	1,050	18,039
Anika Therapeutics, Inc.*	421	23,205
Cantel Medical Corp.	1,018	108,397
CONMED Corp.	713	38,145
CryoLife, Inc.*	960	19,536
Haemonetics Corp.*	1,510	87,278
Heska Corp.*	187	16,050
ICU Medical, Inc.*	430	91,762
Inogen, Inc.*	488	62,825
Integer Holdings Corp.*	807	39,099
Integra LifeSciences Holdings Corp.*	1,815	88,245
Invacare Corp.	943	16,550
Lantheus Holdings, Inc.*	845	18,928
LeMaitre Vascular, Inc.	431	14,193
Meridian Bioscience, Inc.	1,211	18,226
Merit Medical Systems, Inc.*	1,439	62,525
Natus Medical, Inc.*	894	35,805
Neogen Corp.*	1,096	91,954
OraSure Technologies, Inc.*	1,706	28,234
Orthofix International NV*	521	28,249
Surmodics, Inc.*	376	12,446
Tactile Systems Technology, Inc.*	414	12,350
Varex Imaging Corp.*	1,077	39,924
		1,033,337
Health Care Providers & Services - 2.6%
Aceto Corp.	864	9,167
Almost Family, Inc.*	361	21,443
Amedisys, Inc.*	816	44,064
AMN Healthcare Services, Inc.*	1,376	69,075
BioTelemetry, Inc.*	882	25,578
Chemed Corp.	459	112,886
Community Health Systems, Inc.*	3,293	14,983
CorVel Corp.*	275	15,194
Cross Country Healthcare, Inc.*	1,047	14,313
Diplomat Pharmacy, Inc.*	1,372	24,559
Ensign Group, Inc. (The)	1,372	33,298
HealthEquity, Inc.*	1,463	75,886
Kindred Healthcare, Inc.	2,497	18,353
LHC Group, Inc.*	467	30,715
Magellan Health, Inc.*	680	57,460
PharMerica Corp.*	893	26,120
Providence Service Corp. (The)*	325	19,676
Quorum Health Corp.*	815	3,822
Select Medical Holdings Corp.*	3,052	53,868
Tivity Health, Inc.*	972	35,770
US Physical Therapy, Inc.	361	26,371
		732,601
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	320	9,696
HealthStream, Inc.*	732	17,407
HMS Holdings Corp.*	2,412	39,870
Omnicell, Inc.*	1,075	56,330

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Quality Systems, Inc.*	1,346	19,423
		142,726
Hotels, Restaurants & Leisure - 2.4%
Belmond Ltd., Class A*	2,408	29,859
Biglari Holdings, Inc.*	29	9,947
BJ’s Restaurants, Inc.	535	19,126
Boyd Gaming Corp.	2,363	75,356
Chuy’s Holdings, Inc.*	485	12,077
Dave & Buster’s Entertainment, Inc.*	1,207	64,007
DineEquity, Inc.	517	23,715
El Pollo Loco Holdings, Inc.*	621	6,552
Fiesta Restaurant Group, Inc.*	777	14,685
Marcus Corp. (The)	552	15,511
Marriott Vacations Worldwide Corp.	690	92,633
Monarch Casino & Resort, Inc.*	323	15,159
Penn National Gaming, Inc.*	2,411	69,340
Red Robin Gourmet Burgers, Inc.*	371	19,441
Ruby Tuesday, Inc.*	1,749	4,180
Ruth’s Hospitality Group, Inc.	843	18,082
Scientific Games Corp., Class A*	1,514	79,712
Shake Shack, Inc., Class A*	522	21,454
Sonic Corp.	1,200	30,624
Wingstop, Inc.	832	32,606
		654,066
Household Durables - 1.7%
Cavco Industries, Inc.*	243	37,215
Ethan Allen Interiors, Inc.	725	21,315
Installed Building Products, Inc.*	604	46,538
iRobot Corp.*	794	54,484
La-Z-Boy, Inc.	1,384	45,534
LGI Homes, Inc.*	496	34,824
M/I Homes, Inc.*	790	28,606
MDC Holdings, Inc.	1,191	42,662
Meritage Homes Corp.*	1,088	59,786
TopBuild Corp.*	1,020	69,350
Universal Electronics, Inc.*	415	22,036
William Lyon Homes, Class A*	678	20,232
		482,582
Household Products - 0.4%
Central Garden & Pet Co.*	297	11,770
Central Garden & Pet Co., Class A*	1,002	38,647
WD-40 Co.	402	47,999
		98,416
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,036	39,575

Insurance - 2.7%
American Equity Investment Life Holding Co.	2,552	80,975
AMERISAFE, Inc.	552	36,239
eHealth, Inc.*	468	10,736
Employers Holdings, Inc.	930	45,570
HCI Group, Inc.	232	6,976
Horace Mann Educators Corp.	1,167	54,499
Infinity Property & Casualty Corp.	317	34,173
Maiden Holdings Ltd.	2,038	13,247
Navigators Group, Inc. (The)	643	33,114
ProAssurance Corp.	1,532	94,754
RLI Corp.	1,112	66,420
Safety Insurance Group, Inc.	437	35,987
Selective Insurance Group, Inc.	1,675	102,510
Stewart Information Services Corp.	681	27,465
Third Point Reinsurance Ltd.*	2,496	42,307
United Fire Group, Inc.	611	29,365
United Insurance Holdings Corp.	589	9,830
Universal Insurance Holdings, Inc.	930	24,552
		748,719
Internet & Direct Marketing Retail - 0.4%
FTD Cos., Inc.*	480	3,235
Nutrisystem, Inc.	862	43,747
PetMed Express, Inc.	591	23,256
Shutterfly, Inc.*	958	42,324
		112,562
Internet Software & Services - 0.8%
Blucora, Inc.*	1,289	26,489
DHI Group, Inc.*	1,360	2,516
Liquidity Services, Inc.*	732	4,209
LivePerson, Inc.*	1,555	17,261
NIC, Inc.	1,902	31,573
QuinStreet, Inc.*	1,017	10,872
Shutterstock, Inc.*	527	22,392
SPS Commerce, Inc.*	494	24,927
Stamps.com, Inc.*	451	75,948
XO Group, Inc.*	693	13,396
		229,583
IT Services - 1.3%
CACI International, Inc., Class A*	702	92,629
Cardtronics plc, Class A*	1,310	24,536
CSG Systems International, Inc.	964	44,238
ExlService Holdings, Inc.*	966	59,293
ManTech International Corp., Class A	737	37,572
Perficient, Inc.*	1,008	19,515
Sykes Enterprises, Inc.*	1,148	36,530
TeleTech Holdings, Inc.	408	16,524
Virtusa Corp.*	781	36,199
		367,036
Leisure Products - 0.4%
Callaway Golf Co.	2,708	39,293
Nautilus, Inc.*	884	11,581
Sturm Ruger & Co., Inc.	507	27,758
Vista Outdoor, Inc.*	1,637	23,589
		102,221
Life Sciences Tools & Services - 0.3%
Cambrex Corp.*	939	45,870
Luminex Corp.	1,176	25,119
		70,989
Machinery - 4.6%
Actuant Corp., Class A	1,713	45,223
Alamo Group, Inc.	274	32,318
Albany International Corp., Class A	829	53,636
Astec Industries, Inc.	549	30,398
Barnes Group, Inc.	1,421	94,170
Briggs & Stratton Corp.	1,227	30,552
Chart Industries, Inc.*	883	42,985
CIRCOR International, Inc.	474	22,961
EnPro Industries, Inc.	612	52,859
ESCO Technologies, Inc.	741	48,424
Federal Signal Corp.	1,720	36,980
Franklin Electric Co., Inc.	1,107	51,254
Greenbrier Cos., Inc. (The)	818	40,900
Harsco Corp.*	2,308	41,659
Hillenbrand, Inc.	1,809	82,400
John Bean Technologies Corp.	908	108,733
Lindsay Corp.	305	28,618
Lydall, Inc.*	495	27,250
Mueller Industries, Inc.	1,654	60,206
Proto Labs, Inc.*	710	68,302
SPX Corp.*	1,217	38,810
SPX FLOW, Inc.*	1,214	54,351
Standex International Corp.	367	39,269
Tennant Co.	512	33,690

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Titan International, Inc.	1,422	17,021
Wabash National Corp.	1,694	34,134
Watts Water Technologies, Inc., Class A	798	59,371
		1,276,474
Marine - 0.1%
Matson, Inc.	1,237	36,083

Media - 0.7%
EW Scripps Co. (The), Class A*	1,593	24,006
Gannett Co., Inc.	3,263	37,394
New Media Investment Group, Inc.	1,528	26,526
Scholastic Corp.	797	32,773
Time, Inc.	2,858	53,159
World Wrestling Entertainment, Inc., Class A	1,124	32,023
		205,881
Metals & Mining - 0.7%
AK Steel Holding Corp.*	9,034	43,996
Century Aluminum Co.*	1,428	18,921
Haynes International, Inc.	359	11,502
Kaiser Aluminum Corp.	486	47,074
Materion Corp.	575	28,117
Olympic Steel, Inc.	261	5,199
SunCoke Energy, Inc.*	1,845	21,015
TimkenSteel Corp.*	1,121	16,927
		192,751
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,754	51,362
ARMOUR Residential REIT, Inc.	1,184	29,944
Capstead Mortgage Corp.	2,758	25,015
Invesco Mortgage Capital, Inc.	3,202	56,547
		162,868
Multiline Retail - 0.4%
Fred’s, Inc., Class A	1,026	5,274
JC Penney Co., Inc.*	8,918	29,519
Ollie’s Bargain Outlet Holdings, Inc.*	1,410	66,904
		101,697
Multi-Utilities - 0.3%
Avista Corp.	1,848	95,985

Oil, Gas & Consumable Fuels - 1.1%
Bill Barrett Corp.*	2,189	12,806
Carrizo Oil & Gas, Inc.*	2,220	42,913
Cloud Peak Energy, Inc.*	2,154	8,918
CONSOL Energy, Inc.*	743	16,346
Contango Oil & Gas Co.*	660	1,610
Denbury Resources, Inc.*	11,567	20,242
Green Plains, Inc.	1,119	18,855
Par Pacific Holdings, Inc.*	723	15,010
PDC Energy, Inc.*	1,891	86,891
REX American Resources Corp.*	166	15,196
SRC Energy, Inc.*	6,769	59,296
		298,083
Paper & Forest Products - 0.9%
Boise Cascade Co.	1,106	42,581
Clearwater Paper Corp.*	472	22,396
Deltic Timber Corp.	311	28,702
KapStone Paper and Packaging Corp.	2,503	55,642
Neenah Paper, Inc.	482	43,091
PH Glatfelter Co.	1,251	26,008
Schweitzer-Mauduit International, Inc.	881	39,883
		258,303
Personal Products - 0.2%
Inter Parfums, Inc.	492	21,796
Medifast, Inc.	301	20,627
		42,423
Pharmaceuticals - 1.9%
Amphastar Pharmaceuticals, Inc.*	1,021	20,001
ANI Pharmaceuticals, Inc.*	257	18,275
Depomed, Inc.*	1,807	12,396
Impax Laboratories, Inc.*	2,133	35,515
Innoviva, Inc.*	2,134	27,998
Lannett Co., Inc.*	856	22,641
Medicines Co. (The)*	1,834	53,186
Nektar Therapeutics*	4,486	242,199
Phibro Animal Health Corp., Class A	553	19,189
Sucampo Pharmaceuticals, Inc., Class A*	721	9,157
Supernus Pharmaceuticals, Inc.*	1,455	54,999
		515,556
Professional Services - 1.9%
Exponent, Inc.	740	55,870
Forrester Research, Inc.	280	13,006
FTI Consulting, Inc.*	1,135	48,816
Heidrick & Struggles International, Inc.	539	13,475
Insperity, Inc.	532	62,723
Kelly Services, Inc., Class A	871	25,390
Korn/Ferry International	1,659	72,731
Navigant Consulting, Inc.*	1,341	25,734
On Assignment, Inc.*	1,424	91,079
Resources Connection, Inc.	806	12,936
TrueBlue, Inc.*	1,205	34,282
WageWorks, Inc.*	1,139	73,067
		529,109
Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,052	47,487
RE/MAX Holdings, Inc., Class A	508	27,102
		74,589
Road & Rail - 0.5%
ArcBest Corp.	738	27,933
Heartland Express, Inc.	1,434	32,753
Marten Transport Ltd.	1,110	22,366
Roadrunner Transportation Systems, Inc.*	902	7,721
Saia, Inc.*	730	48,034
		138,807
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc.*	1,146	85,916
Axcelis Technologies, Inc.*	896	28,672
Brooks Automation, Inc.	2,002	49,830
Cabot Microelectronics Corp.	726	69,928
CEVA, Inc.*	630	29,925
Cohu, Inc.	802	18,254
Diodes, Inc.*	1,098	32,171
DSP Group, Inc.*	639	8,339
Kopin Corp.*	1,747	5,625
Kulicke & Soffa Industries, Inc.*	2,040	50,653
MaxLinear, Inc.*	1,738	45,901
Nanometrics, Inc.*	732	18,417
PDF Solutions, Inc.*	798	14,436
Photronics, Inc.*	1,976	19,068
Power Integrations, Inc.	854	67,039
Rambus, Inc.*	3,136	46,413
Rudolph Technologies, Inc.*	905	21,991
Semtech Corp.*	1,900	64,695
SolarEdge Technologies, Inc.*	1,014	36,910
Veeco Instruments, Inc.*	1,390	22,449

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Xperi Corp.	1,421	27,425
		764,057
Software - 1.7%
8x8, Inc.*	2,635	37,154
Agilysys, Inc.*	443	5,422
Barracuda Networks, Inc.*	1,155	31,936
Bottomline Technologies de, Inc.*	1,037	34,563
Ebix, Inc.	632	48,854
Gigamon, Inc.*	1,074	41,725
MicroStrategy, Inc., Class A*	270	36,925
Monotype Imaging Holdings, Inc.	1,197	30,164
Progress Software Corp.	1,386	57,297
Qualys, Inc.*	905	53,305
Synchronoss Technologies, Inc.*	1,224	12,289
TiVo Corp.	3,499	62,282
VASCO Data Security International, Inc.*	865	11,591
		463,507
Specialty Retail - 3.3%
Abercrombie & Fitch Co., Class A	1,952	33,887
Asbury Automotive Group, Inc.*	532	35,006
Ascena Retail Group, Inc.*	4,870	11,396
Barnes & Noble Education, Inc.*	1,066	6,439
Barnes & Noble, Inc.	1,627	11,226
Big 5 Sporting Goods Corp.	590	4,454
Buckle, Inc. (The)	813	18,089
Caleres, Inc.	1,234	40,278
Cato Corp. (The), Class A	680	10,730
Chico’s FAS, Inc.	3,682	32,475
Children’s Place, Inc. (The)	506	67,247
DSW, Inc., Class A	2,084	44,452
Express, Inc.*	2,250	21,915
Finish Line, Inc. (The), Class A	1,152	12,430
Five Below, Inc.*	1,584	97,891
Francesca’s Holdings Corp.*	1,065	7,902
Genesco, Inc.*	562	17,478
Group 1 Automotive, Inc.	563	45,620
Guess?, Inc.	1,721	28,396
Haverty Furniture Cos., Inc.	557	13,452
Hibbett Sports, Inc.*	596	11,890
Kirkland’s, Inc.*	459	5,972
Lithia Motors, Inc., Class A	689	80,813
Lumber Liquidators Holdings, Inc.*	815	23,105
MarineMax, Inc.*	697	14,881
Monro, Inc.	939	47,373
Rent-A-Center, Inc.	1,530	17,197
Restoration Hardware Holdings, Inc.*	539	54,649
Shoe Carnival, Inc.	327	8,757
Sleep Number Corp.*	1,179	41,489
Sonic Automotive, Inc., Class A	722	15,343
Tailored Brands, Inc.	1,408	23,739
Tile Shop Holdings, Inc.	982	8,151
Vitamin Shoppe, Inc.*	683	2,561
Zumiez, Inc.*	521	11,358
		928,041
Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc.*	1,159	26,367
Electronics For Imaging, Inc.*	1,334	41,034
Super Micro Computer, Inc.*	1,090	24,035
		91,436
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc.*	2,059	22,505
Fossil Group, Inc.*	1,239	8,772
G-III Apparel Group Ltd.*	1,187	36,559
Movado Group, Inc.	445	13,061
Oxford Industries, Inc.	482	33,258
Perry Ellis International, Inc.*	361	8,834
Steven Madden Ltd.*	1,528	65,322
Unifi, Inc.*	486	17,758
Vera Bradley, Inc.*	552	4,885
Wolverine World Wide, Inc.	2,773	80,334
		291,288
Thrifts & Mortgage Finance - 1.5%
Bank Mutual Corp.	1,213	12,979
BofI Holding, Inc.*	1,606	44,390
Dime Community Bancshares, Inc.	881	19,426
HomeStreet, Inc.*	772	23,546
LendingTree, Inc.*	217	65,523
Meta Financial Group, Inc.	251	23,581
NMI Holdings, Inc., Class A*	1,527	26,035
Northfield Bancorp, Inc.	1,332	23,630
Northwest Bancshares, Inc.	2,941	49,791
Oritani Financial Corp.	1,122	19,355
Provident Financial Services, Inc.	1,735	47,435
TrustCo Bank Corp.	2,758	25,787
Walker & Dunlop, Inc.*	816	40,213
		421,691
Tobacco - 0.1%
Universal Corp.	727	38,785

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,121	71,688
DXP Enterprises, Inc.*	454	12,621
Kaman Corp.	801	47,788
Veritiv Corp.*	320	8,720
		140,817
Water Utilities - 0.4%
American States Water Co.	1,052	60,690
California Water Service Group	1,377	62,791
		123,481
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	573	10,027
TOTAL COMMON STOCKS (Cost $23,574,611)		22,614,592

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 10.0%

REPURCHASE AGREEMENTS(c) - 10.0%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $2,774,135 (Cost $2,774,056)	2,774,056	2,774,056

Total Investments - 91.5% (Cost $26,348,667)		25,388,648
Other Assets Less Liabilities - 8.5%		2,353,157
Net assets - 100.0%		27,741,805

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,353,232.
(b)	Represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,190,546
Aggregate gross unrealized depreciation	(1,780,167)
Net unrealized appreciation	$1,410,379
Federal income tax cost	$26,396,482

Swap Agreements(1)

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
3,745,861	3,909,265	11/6/2019	Bank of America NA	1.51%	S&P SmallCap 600®	163,532	—	—	163,532
922,005	963,063	11/6/2019	Citibank NA	1.56%	S&P SmallCap 600®	41,084	—	—	41,084
3,299,063	3,451,574	11/6/2019	Credit Suisse International	1.24%	S&P SmallCap 600®	153,369	—	(153,369)	—
3,180,000	3,339,698	11/6/2019	Deutsche Bank AG	1.01%	S&P SmallCap 600®	160,713	—	—	160,713
7,619,658	7,970,390	11/6/2019	Morgan Stanley & Co. International plc	1.39%	S&P SmallCap 600®	351,543	(328,655)	—	22,888
4,916,009	5,090,817	11/6/2019	Societe Generale	1.64%	S&P SmallCap 600®	174,265	—	—	174,265
6,764,701	8,143,729	11/6/2019	UBS AG	1.54%	S&P SmallCap 600®	1,373,707	(1,265,941)	—	107,766
30,447,297	32,868,536					2,418,213
					Total Appreciation	2,418,213

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty.
(3)

Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 65.4%

Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	607	75,389
Esterline Technologies Corp.*	363	25,719
Huntington Ingalls Industries, Inc.	625	151,044
KLX, Inc.*	709	39,782
Orbital ATK, Inc.	794	104,760
Teledyne Technologies, Inc.*	486	90,513
		487,207
Airlines - 0.3%
JetBlue Airways Corp.*	4,529	97,238

Auto Components - 0.5%
Cooper Tire & Rubber Co.	718	26,387
Dana, Inc.	1,992	65,816
Gentex Corp.	3,932	80,527
		172,730
Automobiles - 0.3%
Thor Industries, Inc.	674	103,493

Banks - 5.6%
Associated Banc-Corp.	2,084	53,142
BancorpSouth Bank	1,166	38,769
Bank of Hawaii Corp.	587	49,825
Bank of the Ozarks, Inc.	1,673	80,672
Cathay General Bancorp	1,046	45,386
Chemical Financial Corp.	979	55,206
Commerce Bancshares, Inc.	1,293	73,198
Cullen/Frost Bankers, Inc.	804	79,122
East West Bancorp, Inc.	1,990	122,465
First Horizon National Corp.	3,224	62,513
FNB Corp.	4,451	63,160
Fulton Financial Corp.	2,409	45,771
Hancock Holding Co.	1,167	59,925
Home BancShares, Inc.	2,177	51,813
International Bancshares Corp.	745	30,731
MB Financial, Inc.	1,154	53,719
PacWest Bancorp	1,784	85,025
Pinnacle Financial Partners, Inc.	1,016	69,748
Prosperity Bancshares, Inc.	957	67,028
Signature Bank*	757	103,921
Sterling Bancorp	3,093	78,408
SVB Financial Group*	726	165,267
Synovus Financial Corp.	1,674	83,081
TCF Financial Corp.	2,363	47,992
Texas Capital Bancshares, Inc.*	683	61,709
Trustmark Corp.	934	31,700
UMB Financial Corp.	606	45,547
Umpqua Holdings Corp.	3,033	67,060
United Bankshares, Inc.	1,446	54,297
Valley National Bancorp	3,635	43,256
Webster Financial Corp.	1,268	72,745
Wintrust Financial Corp.	769	64,481
		2,106,682
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	123	22,122

Biotechnology - 0.4%
Bioverativ, Inc.*	1,490	74,530
United Therapeutics Corp.*	598	77,734
		152,264
Building Products - 0.3%
Lennox International, Inc.	523	109,694

Capital Markets - 2.2%
Eaton Vance Corp.	1,583	87,508
FactSet Research Systems, Inc.	540	107,935
Federated Investors, Inc., Class B	1,313	44,064
Janus Henderson Group plc	2,483	92,541
Legg Mason, Inc.	1,199	47,912
MarketAxess Holdings, Inc.	517	100,955
MSCI, Inc.	1,240	159,588
SEI Investments Co.	1,807	127,141
Stifel Financial Corp.	941	52,922
		820,566
Chemicals - 2.0%
Ashland Global Holdings, Inc.	859	63,549
Cabot Corp.	856	52,421
Chemours Co. (The)	2,544	130,762
Minerals Technologies, Inc.	483	34,993
NewMarket Corp.	127	50,866
Olin Corp.	2,290	81,616
PolyOne Corp.	1,126	52,032
RPM International, Inc.	1,838	97,359
Scotts Miracle-Gro Co. (The)	563	55,681
Sensient Technologies Corp.	605	46,906
Valvoline, Inc.	2,790	68,801
		734,986
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	695	56,191
Clean Harbors, Inc.*	717	38,618
Copart, Inc.*	2,759	119,078
Deluxe Corp.	666	47,353
Herman Miller, Inc.	823	29,422
HNI Corp.	607	21,245
MSA Safety, Inc.	468	40,248
Pitney Bowes, Inc.	2,570	27,422
Rollins, Inc.	1,321	61,228
		440,805
Communications Equipment - 0.7%
ARRIS International plc*	2,431	72,857
Ciena Corp.*	1,952	42,456
InterDigital, Inc.	478	36,376
NetScout Systems, Inc.*	1,233	38,285
Plantronics, Inc.	463	24,224
ViaSat, Inc.*	744	55,234
		269,432
Construction & Engineering - 0.9%
AECOM*	2,158	80,925
Dycom Industries, Inc.*	428	45,954
EMCOR Group, Inc.	814	65,747
Granite Construction, Inc.	548	36,371
KBR, Inc.	1,926	36,112
Valmont Industries, Inc.	311	53,741
		318,850
Construction Materials - 0.2%
Eagle Materials, Inc.	667	74,657

Consumer Finance - 0.2%
SLM Corp.*	5,942	68,749

Containers & Packaging - 0.8%
AptarGroup, Inc.	864	76,386
Bemis Co., Inc.	1,251	58,697
Greif, Inc., Class A	356	19,427
Owens-Illinois, Inc.*	2,242	54,301
Silgan Holdings, Inc.	1,018	29,400
Sonoco Products Co.	1,369	73,255
		311,466

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Distributors - 0.2%
Pool Corp.	568	71,363

Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc.*	855	35,440
Graham Holdings Co., Class B	64	37,318
Service Corp. International	2,577	95,220
Sotheby’s*	515	26,538
		194,516
Diversified Telecommunication Services - 0.0%(b)
Frontier Communications Corp.	1,082	9,197

Electric Utilities - 1.3%
Great Plains Energy, Inc.	2,969	101,866
Hawaiian Electric Industries, Inc.	1,498	57,448
IDACORP, Inc.	693	68,475
OGE Energy Corp.	2,750	98,340
PNM Resources, Inc.	1,097	49,914
Westar Energy, Inc.	1,956	111,903
		487,946
Electrical Equipment - 0.5%
EnerSys	598	41,316
Hubbell, Inc.	752	94,594
Regal Beloit Corp.	614	47,247
		183,157
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.*	1,215	98,087
Avnet, Inc.	1,694	70,149
Belden, Inc.	582	49,290
Cognex Corp.	1,192	165,175
Coherent, Inc.*	340	99,266
IPG Photonics Corp.*	519	118,841
Jabil, Inc.	2,468	71,202
Keysight Technologies, Inc.*	2,552	111,012
Knowles Corp.*	1,231	19,437
Littelfuse, Inc.	313	63,508
National Instruments Corp.	1,473	64,738
SYNNEX Corp.	401	54,616
Tech Data Corp.*	477	46,126
Trimble, Inc.*	3,486	146,377
VeriFone Systems, Inc.*	1,540	26,704
Vishay Intertechnology, Inc.	1,847	40,449
Zebra Technologies Corp., Class A*	731	80,644
		1,325,621
Energy Equipment & Services - 0.9%
Core Laboratories NV	607	61,155
Diamond Offshore Drilling, Inc.*	888	14,244
Dril-Quip, Inc.*	521	24,982
Ensco plc, Class A	5,959	32,000
Nabors Industries Ltd.	3,936	23,773
Oceaneering International, Inc.	1,353	26,438
Patterson-UTI Energy, Inc.	2,938	63,431
Rowan Cos. plc, Class A*	1,564	22,631
Superior Energy Services, Inc.*	2,104	20,304
Transocean Ltd.*	5,386	54,614
		343,572
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexander & Baldwin, Inc.	636	18,482
American Campus Communities, Inc.	1,879	79,632
Camden Property Trust	1,273	116,199
CoreCivic, Inc.	1,628	38,274
CoreSite Realty Corp.	471	53,449
Corporate Office Properties Trust	1,369	41,535
Cousins Properties, Inc.	5,784	51,882
CyrusOne, Inc.	1,257	76,375
DCT Industrial Trust, Inc.	1,282	77,099
Douglas Emmett, Inc.	2,108	84,973
Education Realty Trust, Inc.	1,008	36,863
EPR Properties	882	59,817
First Industrial Realty Trust, Inc.	1,650	53,708
GEO Group, Inc. (The)	1,709	45,357
Healthcare Realty Trust, Inc.	1,705	55,873
Highwoods Properties, Inc.	1,421	72,173
Hospitality Properties Trust	2,262	67,837
JBG SMITH Properties	1,286	42,837
Kilroy Realty Corp.	1,355	102,140
Lamar Advertising Co., Class A	1,152	86,665
LaSalle Hotel Properties	1,560	44,366
Liberty Property Trust	2,029	91,062
Life Storage, Inc.	640	57,478
Mack-Cali Realty Corp.	1,237	27,375
Medical Properties Trust, Inc.	5,013	68,628
National Retail Properties, Inc.	2,055	84,399
Omega Healthcare Investors, Inc.	2,716	72,925
Potlatch Corp.	560	28,896
Quality Care Properties, Inc.*	1,291	18,965
Rayonier, Inc.	1,775	56,001
Sabra Health Care REIT, Inc.	2,421	46,580
Senior Housing Properties Trust	3,271	62,640
Tanger Factory Outlet Centers, Inc.	1,308	32,752
Taubman Centers, Inc.	836	49,065
Uniti Group, Inc.	2,271	36,563
Urban Edge Properties	1,458	37,252
Washington Prime Group, Inc.	2,559	18,195
Weingarten Realty Investors	1,645	54,203
		2,148,515
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	526	63,514
Sprouts Farmers Market, Inc.*	1,736	40,588
United Natural Foods, Inc.*	697	33,470
		137,572
Food Products - 1.6%
Dean Foods Co.	1,252	13,972
Flowers Foods, Inc.	2,536	50,669
Hain Celestial Group, Inc. (The)*	1,428	58,691
Ingredion, Inc.	986	136,541
Lamb Weston Holdings, Inc.	2,012	109,392
Lancaster Colony Corp.	268	35,719
Post Holdings, Inc.*	911	72,379
Sanderson Farms, Inc.	275	46,665
Snyder’s-Lance, Inc.	1,171	45,294
Tootsie Roll Industries, Inc.	264	9,874
TreeHouse Foods, Inc.*	787	36,218
		615,414
Gas Utilities - 1.5%
Atmos Energy Corp.	1,460	134,743
National Fuel Gas Co.	1,178	69,266
New Jersey Resources Corp.	1,192	53,163
ONE Gas, Inc.	719	56,981
Southwest Gas Holdings, Inc.	656	56,377
UGI Corp.	2,387	116,987
WGL Holdings, Inc.	705	59,601
		547,118
Health Care Equipment & Supplies - 2.1%
ABIOMED, Inc.*	577	112,423
Globus Medical, Inc., Class A*	994	37,782
Halyard Health, Inc.*	644	31,260
Hill-Rom Holdings, Inc.	908	76,771
LivaNova plc*	597	52,046
Masimo Corp.*	658	58,457
NuVasive, Inc.*	700	40,383
STERIS plc	1,169	105,163

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Teleflex, Inc.	621	164,888
West Pharmaceutical Services, Inc.	1,020	101,929
		781,102
Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc.*	1,125	35,809
HealthSouth Corp.	1,360	67,932
LifePoint Health, Inc.*	552	26,386
MEDNAX, Inc.*	1,288	64,129
Molina Healthcare, Inc.*	606	47,413
Owens & Minor, Inc.	843	16,135
Tenet Healthcare Corp.*	1,110	15,651
WellCare Health Plans, Inc.*	613	130,563
		404,018
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	2,487	35,564
Medidata Solutions, Inc.*	805	53,645
		89,209
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	638	23,434
Buffalo Wild Wings, Inc.*	213	33,217
Cheesecake Factory, Inc. (The)	602	29,522
Churchill Downs, Inc.	177	41,595
Cracker Barrel Old Country Store, Inc.	332	51,902
Domino’s Pizza, Inc.	602	112,068
Dunkin’ Brands Group, Inc.	1,243	74,207
ILG, Inc.	1,462	41,068
International Speedway Corp., Class A	343	14,149
Jack in the Box, Inc.	405	41,922
Papa John’s International, Inc.	366	21,396
Six Flags Entertainment Corp.	1,096	71,700
Texas Roadhouse, Inc.	899	45,912
Wendy’s Co. (The)	2,515	37,448
		639,540
Household Durables - 1.4%
CalAtlantic Group, Inc.	1,047	58,674
Helen of Troy Ltd.*	375	33,525
KB Home	1,148	36,001
NVR, Inc.*	47	163,325
Tempur Sealy International, Inc.*	632	36,599
Toll Brothers, Inc.	2,095	105,442
TRI Pointe Group, Inc.*	2,084	37,762
Tupperware Brands Corp.	701	44,247
		515,575
Household Products - 0.1%
Energizer Holdings, Inc.	851	39,086

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	870	100,024

Insurance - 2.9%
Alleghany Corp.*	213	124,562
American Financial Group, Inc.	945	99,282
Aspen Insurance Holdings Ltd.	824	33,784
Brown & Brown, Inc.	1,597	81,846
CNO Financial Group, Inc.	2,328	58,689
First American Financial Corp.	1,525	84,775
Genworth Financial, Inc., Class A*	6,873	23,300
Hanover Insurance Group, Inc. (The)	584	62,838
Kemper Corp.	671	46,299
Mercury General Corp.	503	27,605
Old Republic International Corp.	3,378	70,837
Primerica, Inc.	618	64,272
Reinsurance Group of America, Inc.	888	143,900
RenaissanceRe Holdings Ltd.	555	73,621
WR Berkley Corp.	1,319	91,169
		1,086,779
Internet & Direct Marketing Retail - 0.0%(b)
HSN, Inc.	440	17,886

Internet Software & Services - 0.4%
Cars.com, Inc.*	985	23,877
j2 Global, Inc.	666	50,256
LogMeIn, Inc.	726	86,394
		160,527
IT Services - 2.3%
Acxiom Corp.*	1,097	29,893
Broadridge Financial Solutions, Inc.	1,604	144,777
Convergys Corp.	1,285	31,714
CoreLogic, Inc.*	1,166	50,849
DST Systems, Inc.	833	52,129
Jack Henry & Associates, Inc.	1,066	122,931
Leidos Holdings, Inc.	1,958	124,470
MAXIMUS, Inc.	893	61,689
Sabre Corp.	2,872	57,182
Science Applications International Corp.	602	44,669
Teradata Corp.*	1,734	65,909
WEX, Inc.*	549	70,667
		856,879
Leisure Products - 0.4%
Brunswick Corp.	1,221	67,582
Polaris Industries, Inc.	801	101,735
		169,317
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc., Class A*	277	75,150
Bio-Techne Corp.	514	69,262
Charles River Laboratories International, Inc.*	656	68,355
INC Research Holdings, Inc., Class A*	774	29,644
		242,411
Machinery - 3.4%
AGCO Corp.	908	64,268
Crane Co.	698	59,588
Donaldson Co., Inc.	1,804	90,020
Graco, Inc.	770	101,324
IDEX Corp.	1,053	142,755
ITT, Inc.	1,212	65,690
Kennametal, Inc.	1,111	51,795
Lincoln Electric Holdings, Inc.	853	77,743
Nordson Corp.	700	89,852
Oshkosh Corp.	1,030	92,741
Terex Corp.	1,100	51,436
Timken Co. (The)	942	47,006
Toro Co. (The)	1,486	96,962
Trinity Industries, Inc.	2,084	74,295
Wabtec Corp.	1,176	90,434
Woodward, Inc.	761	58,863
		1,254,772
Marine - 0.1%
Kirby Corp.*	740	49,802

Media - 1.0%
AMC Networks, Inc., Class A*	717	36,954
Cable One, Inc.	65	44,643
Cinemark Holdings, Inc.	1,459	52,685

See accompanying notes to the financial statements.

Investments	Shares		Value ($)
John Wiley & Sons, Inc., Class A	614		36,318
Live Nation Entertainment, Inc.*	1,846		83,771
Meredith Corp.	543		37,005
New York Times Co. (The), Class A	1,731		32,543
TEGNA, Inc.	2,962		39,335
			363,254
Metals & Mining - 1.4%
Allegheny Technologies, Inc.*	1,734		39,483
Carpenter Technology Corp.	644		31,833
Commercial Metals Co.	1,595		31,645
Compass Minerals International, Inc.	465		32,434
Reliance Steel & Aluminum Co.	1,004		78,924
Royal Gold, Inc.	899		74,365
Steel Dynamics, Inc.	3,303		127,165
United States Steel Corp.	2,405		69,553
Worthington Industries, Inc.	616		25,626
			511,028
Multiline Retail - 0.1%
Big Lots, Inc.	609		35,992
Dillard’s, Inc., Class A	289		17,369
			53,361
Multi-Utilities - 0.6%
Black Hills Corp.	736		43,063
MDU Resources Group, Inc.	2,689		75,158
NorthWestern Corp.	667		42,861
Vectren Corp.	1,143		79,439
			240,521
Oil, Gas & Consumable Fuels - 1.7%
Callon Petroleum Co.*	2,769		30,570
CNX Resources Corp.*	2,851		39,771
CONSOL Energy, Inc.*	2		39
Energen Corp.*	1,338		75,543
Gulfport Energy Corp.*	2,266		29,005
HollyFrontier Corp.	2,441		108,576
Matador Resources Co.*	1,325		37,895
Murphy Oil Corp.	2,233		62,412
PBF Energy, Inc., Class A	1,510		48,879
QEP Resources, Inc.*	3,312		31,994
SM Energy Co.	1,409		29,082
Southwestern Energy Co.*	7,011		44,590
World Fuel Services Corp.	943		26,470
WPX Energy, Inc.*	5,478		69,406
			634,232
Paper & Forest Products - 0.3%
Domtar Corp.	862		41,566
Louisiana-Pacific Corp.*	1,994		55,054
			96,620
Personal Products - 0.3%
Avon Products, Inc.*	6,058		11,995
Edgewell Personal Care Co.*	785		45,522
Nu Skin Enterprises, Inc., Class A	685		46,518
			104,035
Pharmaceuticals - 0.5%
Akorn, Inc.*	1,290		41,989
Catalent, Inc.*	1,809		71,980
Endo International plc*	2,767		20,310
Mallinckrodt plc*	1,339		29,217
Prestige Brands Holdings, Inc.*	730		32,996
			196,492
Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	509		62,663
ManpowerGroup, Inc.	918		118,330
			180,993
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	624		95,154

Road & Rail - 1.2%
Avis Budget Group, Inc.*	1,002		38,176
Genesee & Wyoming, Inc., Class A*	848		66,839
Knight-Swift Transportation Holdings, Inc.	1,758		75,032
Landstar System, Inc.	578		59,650
Old Dominion Freight Line, Inc.	942		121,744
Ryder System, Inc.	729		60,128
Werner Enterprises, Inc.	617		23,569
			445,138
Semiconductors & Semiconductor Equipment - 2.0%
Cirrus Logic, Inc.*	879		48,556
Cree, Inc.*	1,345		47,801
Cypress Semiconductor Corp.	4,578		73,294
First Solar, Inc.*	1,122		69,676
Integrated Device Technology, Inc.*	1,837		55,275
Microchip Technology, Inc.	—	(c)	1
Microsemi Corp.*	1,590		84,032
MKS Instruments, Inc.	747		70,442
Monolithic Power Systems, Inc.	525		62,134
Silicon Laboratories, Inc.*	586		53,385
Synaptics, Inc.*	464		17,511
Teradyne, Inc.	2,724		110,240
Versum Materials, Inc.	1,499		57,562
			749,909
Software - 2.4%
ACI Worldwide, Inc.*	1,625		37,180
Blackbaud, Inc.	662		65,174
CDK Global, Inc.	1,813		125,260
CommVault Systems, Inc.*	583		31,424
Fair Isaac Corp.	421		66,122
Fortinet, Inc.*	2,082		87,569
Manhattan Associates, Inc.*	950		42,132
PTC, Inc.*	1,592		101,379
Take-Two Interactive Software, Inc.*	1,571		175,245
Tyler Technologies, Inc.*	477		87,253
Ultimate Software Group, Inc. (The)*	390		82,302
			901,040
Specialty Retail - 1.2%
Aaron’s, Inc.	856		32,288
American Eagle Outfitters, Inc.	2,317		37,257
Ascena Retail Group, Inc.*	—	(c)	—	(d)
AutoNation, Inc.*	817		45,237
Bed Bath & Beyond, Inc.	1,984		44,422
Dick’s Sporting Goods, Inc.	1,166		34,350
GameStop Corp., Class A	1,395		26,156
Michaels Cos., Inc. (The)*	1,520		32,832
Murphy USA, Inc.*	461		36,350
Office Depot, Inc.	7,139		23,345
Sally Beauty Holdings, Inc.*	1,809		30,844
Urban Outfitters, Inc.*	1,119		34,823
Williams-Sonoma, Inc.	1,097		56,123
			434,027
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	1,568		13,845
Diebold Nixdorf, Inc.	1,039		19,949
NCR Corp.*	1,674		52,380
			86,174
Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	658		71,275

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Deckers Outdoor Corp.*	441	32,956
Skechers U.S.A., Inc., Class A*	1,844	64,724
		168,955
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	6,734	89,831
Washington Federal, Inc.	1,222	42,526
		132,357
Trading Companies & Distributors - 0.5%
GATX Corp.	533	33,659
MSC Industrial Direct Co., Inc., Class A	622	56,024
NOW, Inc.*	1,482	15,294
Watsco, Inc.	418	70,015
		174,992
Water Utilities - 0.2%
Aqua America, Inc.	2,447	92,962

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,263	34,972

TOTAL COMMON STOCKS (Cost $24,821,254)		24,458,075

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 2.7%

REPURCHASE AGREEMENTS(e) - 2.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $996,515
(Cost $996,488)	996,488	996,488

Total Investments - 68.1% (Cost $25,817,742)		25,454,563
Other Assets Less Liabilities - 31.9%		11,927,104
Net assets - 100.0%		37,381,667

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,859,373.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)	Amount less than one dollar.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,252,688
Aggregate gross unrealized depreciation	(920,516)
Net unrealized appreciation	$1,332,172
Federal income tax cost	$25,844,786

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	12	12/15/2017	USD	$2,279,040	$53,829

Cash collateral in the amount of $79,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

Swap Agreements(1)

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
2,551,087	2,617,916	11/6/2019	Bank of America NA	1.49%	S&P MidCap 400®	67,922	—	—	67,922
7,000,000	7,069,589	11/6/2019	BNP Paribas SA	1.64%	S&P MidCap 400®	71,552	—	—	71,552
4,858,188	5,038,186	11/6/2019	Citibank NA	1.61%	S&P MidCap 400®	182,123	—	—	182,123
37,958,545	38,189,192	12/10/2019	Credit Suisse International	1.54%	S&P MidCap 400®	237,523	—	(237,523)	—
1,204,676	1,241,155	11/6/2019	Goldman Sachs International	1.66%	S&P MidCap 400®	37,007
3,529,277	3,642,159	11/6/2019	Goldman Sachs International	1.41%	SPDR® S&P MidCap 400® ETF Trust	109,305
4,733,953	4,883,314					146,312	—	—	146,312
16,269,783	16,827,893	11/6/2019	Morgan Stanley & Co. International plc	1.44%	S&P MidCap 400®	568,516	(410,885)	—	157,631
3,397,914	3,523,787	11/6/2019	Societe Generale	1.54%	S&P MidCap 400®	127,808	—	—	127,808
7,003,822	7,268,192	11/6/2019	UBS AG	1.69%	S&P MidCap 400®	266,810	—	—	266,810
83,773,292	85,418,069					1,668,566
					Total Appreciation	1,668,566

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty.
(3)

Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.5%

Aerospace & Defense - 1.1%
AAR Corp.	1,744	72,515
Aerojet Rocketdyne Holdings, Inc.*	3,745	117,930
Aerovironment, Inc.*	1,136	51,779
Astronics Corp.*	1,160	48,128
Axon Enterprise, Inc.*	2,823	70,236
Cubic Corp.	1,369	84,810
Curtiss-Wright Corp.	2,396	297,583
Ducommun, Inc.*	570	15,943
Engility Holdings, Inc.*	977	28,519
Esterline Technologies Corp.*	1,419	100,536
KeyW Holding Corp. (The)*	2,610	14,329
KLX, Inc.*	2,804	157,332
Kratos Defense & Security Solutions, Inc.*	3,879	40,458
Mercury Systems, Inc.*	2,534	132,249
Moog, Inc., Class A*	1,724	145,006
National Presto Industries, Inc.	268	27,792
Sparton Corp.*	524	12,157
Triumph Group, Inc.	2,647	81,792
Vectrus, Inc.*	591	19,048
		1,518,142
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	3,186	77,261
Atlas Air Worldwide Holdings, Inc.*	1,264	72,996
Echo Global Logistics, Inc.*	1,461	39,447
Forward Air Corp.	1,625	92,463
Hub Group, Inc., Class A*	1,768	84,510
Park-Ohio Holdings Corp.	475	22,087
Radiant Logistics, Inc.*	2,026	9,745
		398,509
Airlines - 0.3%
Allegiant Travel Co.	687	104,424
Hawaiian Holdings, Inc.	2,870	123,841
SkyWest, Inc.	2,749	143,085
		371,350
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	5,348	95,997
Cooper Tire & Rubber Co.	2,876	105,693
Cooper-Standard Holdings, Inc.*	950	119,766
Dana, Inc.	7,878	260,289
Dorman Products, Inc.*	1,482	101,235
Fox Factory Holding Corp.*	1,897	73,983
Gentherm, Inc.*	1,985	71,460
Horizon Global Corp.*	1,344	18,950
LCI Industries	1,315	172,134
Modine Manufacturing Co.*	2,674	61,235
Motorcar Parts of America, Inc.*	1,013	26,399
Shiloh Industries, Inc.*	772	6,593
Standard Motor Products, Inc.	1,166	52,715
Stoneridge, Inc.*	1,456	33,226
Superior Industries International, Inc.	1,335	22,294
Tenneco, Inc.	2,888	171,576
Tower International, Inc.	1,072	34,518
		1,428,063
Automobiles - 0.1%
Winnebago Industries, Inc.	1,705	93,349

Banks - 8.4%
1st Source Corp.	873	44,916
Access National Corp.	802	23,619
ACNB Corp.	322	9,338
Allegiance Bancshares, Inc.*	619	24,667
American National Bankshares, Inc.	444	18,271
Ameris Bancorp	1,969	97,662
Ames National Corp.	464	13,943
Arrow Financial Corp.	639	23,515
Atlantic Capital Bancshares, Inc.*	1,128	19,402
Banc of California, Inc.	2,352	53,038
BancFirst Corp.	907	51,518
Banco Latinoamericano de Comercio Exterior SA, Class E	1,639	48,121
Bancorp, Inc. (The)*	2,664	25,761
BancorpSouth Bank	4,659	154,912
Bank of Commerce Holdings	838	10,140
Bank of Marin Bancorp	324	22,826
Bank of NT Butterfield & Son Ltd. (The)	2,915	115,959
Bankwell Financial Group, Inc.	325	11,469
Banner Corp.	1,783	102,683
Bar Harbor Bankshares	814	23,199
BCB Bancorp, Inc.	512	7,475
Berkshire Hills Bancorp, Inc.	2,161	83,307
Blue Hills Bancorp, Inc.	1,287	27,477
Boston Private Financial Holdings, Inc.	4,517	73,853
Bridge Bancorp, Inc.	1,019	36,633
Brookline Bancorp, Inc.	4,065	65,446
Bryn Mawr Bank Corp.	910	40,176
BSB Bancorp, Inc.*	450	14,287
Byline Bancorp, Inc.*	360	7,686
C&F Financial Corp.	174	10,440
Cadence BanCorp*	474	11,566
Camden National Corp.	826	37,740
Capital Bank Financial Corp., Class A	1,575	65,756
Capital City Bank Group, Inc.	599	15,143
Capstar Financial Holdings, Inc.*	468	10,268
Carolina Financial Corp.	1,023	39,539
Cathay General Bancorp	4,128	179,114
CenterState Bank Corp.	2,918	79,165
Central Pacific Financial Corp.	1,611	51,874
Central Valley Community Bancorp	535	10,957
Century Bancorp, Inc., Class A	157	13,471
Chemical Financial Corp.	3,836	216,313
Chemung Financial Corp.	175	8,531
Citizens & Northern Corp.	639	16,384
City Holding Co.	823	58,614
Civista Bancshares, Inc.	536	12,146
CNB Financial Corp.	802	22,841
CoBiz Financial, Inc.	2,060	43,631
Codorus Valley Bancorp, Inc.	462	13,934
Columbia Banking System, Inc.	3,907	180,113
Commerce Union Bancshares, Inc.	374	8,901
Community Bank System, Inc.	2,659	147,255
Community Bankers Trust Corp.*	1,161	10,101
Community Financial Corp. (The)	214	7,674
Community Trust Bancorp, Inc.	832	41,392
ConnectOne Bancorp, Inc.	1,637	44,445
County Bancorp, Inc.	256	8,156
Customers Bancorp, Inc.*	1,528	41,409
CVB Financial Corp.	5,606	137,852
DNB Financial Corp.	169	5,907
Eagle Bancorp, Inc.*	1,707	112,918
Enterprise Bancorp, Inc.	511	19,091
Enterprise Financial Services Corp.	1,220	55,205

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Equity Bancshares, Inc., Class A*	578	19,981
Evans Bancorp, Inc.	251	11,182
Farmers & Merchants Bancorp, Inc.	478	19,440
Farmers Capital Bank Corp.	396	16,315
Farmers National Banc Corp.	1,366	20,695
FB Financial Corp.*	705	29,927
FCB Financial Holdings, Inc., Class A*	1,908	100,838
Fidelity Southern Corp.	1,180	26,019
Financial Institutions, Inc.	782	25,845
First Bancorp*	10,399	51,787
First Bancorp	1,523	57,722
First Bancorp, Inc.	555	17,194
First Bancshares, Inc. (The)	459	15,147
First Busey Corp.	2,052	65,315
First Business Financial Services, Inc.	448	10,470
First Citizens BancShares, Inc., Class A	400	170,596
First Commonwealth Financial Corp.	5,241	79,139
First Community Bancshares, Inc.	900	27,000
First Connecticut Bancorp, Inc.	764	20,284
First Financial Bancorp	3,337	94,604
First Financial Bankshares, Inc.	3,433	162,896
First Financial Corp.	573	27,619
First Financial Northwest, Inc.	447	7,577
First Foundation, Inc.*	1,579	30,112
First Guaranty Bancshares, Inc.	210	5,878
First Internet Bancorp	335	13,350
First Interstate BancSystem, Inc., Class A	1,410	55,977
First Merchants Corp.	2,218	97,148
First Mid-Illinois Bancshares, Inc.	544	21,907
First Midwest Bancorp, Inc.	5,529	138,059
First Northwest Bancorp*	545	9,755
First of Long Island Corp. (The)	1,263	38,079
Flushing Financial Corp.	1,506	42,590
FNB Bancorp	285	10,365
Franklin Financial Network, Inc.*	635	22,193
Fulton Financial Corp.	9,289	176,491
German American Bancorp, Inc.	1,149	43,214
Glacier Bancorp, Inc.	4,240	169,812
Great Southern Bancorp, Inc.	586	31,673
Great Western Bancorp, (Inc.	3,208	132,555
Green Bancorp, Inc.*	1,151	25,782
Guaranty Bancorp	1,271	36,923
Guaranty Bancshares, Inc.	113	3,462
Hancock Holding Co.	4,567	234,515
Hanmi Financial Corp.	1,706	54,165
HarborOne Bancorp, Inc.*	702	13,605
Heartland Financial USA, Inc.	1,330	67,165
Heritage Commerce Corp.	1,962	31,843
Heritage Financial Corp.	1,592	51,820
Hilltop Holdings, Inc.	3,972	98,784
Home BancShares, Inc.	8,527	202,943
HomeTrust Bancshares, Inc.*	905	24,435
Hope Bancorp, Inc.	7,027	131,545
Horizon Bancorp	1,243	34,182
Howard Bancorp, Inc.*	474	10,428
IBERIABANK Corp.	2,739	212,957
Independent Bank Corp./MA	1,446	105,124
Independent Bank Corp./MI	1,097	24,573
Independent Bank Group, Inc.	957	65,937
International Bancshares Corp.	2,967	122,389
Investar Holding Corp.	444	10,412
Investors Bancorp, Inc.	14,041	200,365
Lakeland Bancorp, Inc.	2,427	50,724
Lakeland Financial Corp.	1,310	66,391
LCNB Corp.	478	10,038
LegacyTexas Financial Group, Inc.	2,561	107,229
Live Oak Bancshares, Inc.	1,234	31,775
Macatawa Bank Corp.	1,405	14,303
MainSource Financial Group, Inc.	1,340	52,997
MB Financial, Inc.	4,387	204,215
MBT Financial Corp.	963	10,497
Mercantile Bank Corp.	873	32,397
Middlefield Banc Corp.	143	6,464
Midland States Bancorp, Inc.	839	27,897
MidSouth Bancorp, Inc.	790	10,823
MidWestOne Financial Group, Inc.	606	22,040
MutualFirst Financial, Inc.	333	12,637
National Bank Holdings Corp., Class A	1,345	45,636
National Bankshares, Inc.	364	16,853
National Commerce Corp.*	617	25,575
NBT Bancorp, Inc.	2,312	89,798
Nicolet Bankshares, Inc.*	476	27,584
Northeast Bancorp	396	9,761
Northrim BanCorp, Inc.	364	13,632
Norwood Financial Corp.	313	9,462
OFG Bancorp	2,344	22,971
Ohio Valley Banc Corp.	222	8,813
Old Line Bancshares, Inc.	461	13,931
Old National Bancorp	7,277	132,805
Old Point Financial Corp.	198	5,677
Old Second Bancorp, Inc.	1,565	21,049
Opus Bank*	1,125	31,387
Orrstown Financial Services, Inc.	400	10,120
Pacific Mercantile Bancorp*	837	8,035
Pacific Premier Bancorp, Inc.*	2,123	84,071
Paragon Commercial Corp.*	230	13,170
Park National Corp.	722	81,124
Park Sterling Corp.	2,794	35,959
Parke Bancorp, Inc.	311	6,500
Peapack Gladstone Financial Corp.	922	32,482
Penns Woods Bancorp, Inc.	251	12,482
Peoples Bancorp of North Carolina, Inc.	231	8,117
Peoples Bancorp, Inc.	888	30,068
Peoples Financial Services Corp.	369	18,092
People’s Utah Bancorp	732	23,059
Preferred Bank	703	44,008
Premier Financial Bancorp, Inc.	508	10,145
QCR Holdings, Inc.	657	29,828
RBB Bancorp	202	5,088
Renasant Corp.	2,340	100,714
Republic Bancorp, Inc., Class A	523	22,259
Republic First Bancorp, Inc.*	2,639	24,939
S&T Bancorp, Inc.	1,859	77,632
Sandy Spring Bancorp, Inc.	1,278	50,340
Seacoast Banking Corp. of Florida*	2,311	60,155
ServisFirst Bancshares, Inc.	2,507	105,269
Shore Bancshares, Inc.	677	11,793
Sierra Bancorp	666	18,621
Simmons First National Corp., Class A	2,052	118,811
SmartFinancial, Inc.*	390	8,666
South State Corp.	1,562	143,821
Southern First Bancshares, Inc.*	359	15,401
Southern National Bancorp of Virginia, Inc.	1,159	19,784
Southside Bancshares, Inc.	1,502	54,372
State Bank Financial Corp.	2,031	61,824
Sterling Bancorp	11,545	292,666

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Stock Yards Bancorp, Inc.	1,179	46,924
Summit Financial Group, Inc.	587	15,773
Sun Bancorp, Inc.	584	14,921
Sunshine Bancorp, Inc.*	397	9,520
Texas Capital Bancshares, Inc.*	2,701	244,035
Tompkins Financial Corp.	794	70,317
Towne Bank	3,061	102,543
TriCo Bancshares	1,105	46,443
TriState Capital Holdings, Inc.*	1,207	29,209
Triumph Bancorp, Inc.*	948	31,521
Trustmark Corp.	3,652	123,949
Two River Bancorp	392	7,170
UMB Financial Corp.	2,454	184,443
Umpqua Holdings Corp.	11,998	265,276
Union Bankshares Corp.	2,338	88,119
Union Bankshares, Inc.	210	10,647
United Bankshares, Inc.	5,416	203,371
United Community Banks, Inc.	3,832	110,132
United Security Bancshares	705	6,909
Unity Bancorp, Inc.	420	8,715
Univest Corp. of Pennsylvania	1,404	39,452
Valley National Bancorp	13,988	166,457
Veritex Holdings, Inc.*	878	24,426
Washington Trust Bancorp, Inc.	811	46,105
WashingtonFirst Bankshares, Inc.	541	18,475
WesBanco, Inc.	2,280	95,920
West Bancorporation, Inc.	858	22,951
Westamerica Bancorp	1,377	85,140
Wintrust Financial Corp.	3,003	251,802
Xenith Bankshares, Inc.*	279	9,807
		12,024,497
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	465	83,630
Castle Brands, Inc.*	4,796	5,851
Coca-Cola Bottling Co. Consolidated	257	55,438
Craft Brew Alliance, Inc.*	689	13,401
MGP Ingredients, Inc.	698	51,896
National Beverage Corp.	638	69,619
Primo Water Corp.*	1,367	17,921
		297,756
Biotechnology - 4.5%
Abeona Therapeutics, Inc.*	1,313	22,715
Acceleron Pharma, Inc.*	1,735	63,310
Achaogen, Inc.*	1,850	22,126
Achillion Pharmaceuticals, Inc.*	6,332	19,756
Acorda Therapeutics, Inc.*	2,348	47,664
Adamas Pharmaceuticals, Inc.*	795	29,534
Aduro Biotech, Inc.*	2,350	22,325
Advaxis, Inc.*	1,975	5,905
Agenus, Inc.*	3,999	15,716
Aileron Therapeutics, Inc.*	276	3,097
Aimmune Therapeutics, Inc.*	1,906	72,809
Akebia Therapeutics, Inc.*	2,425	37,733
Alder Biopharmaceuticals, Inc.*	3,429	37,719
AMAG Pharmaceuticals, Inc.*	1,899	26,491
Amicus Therapeutics, Inc.*	8,945	124,514
AnaptysBio, Inc.*	648	54,464
Anavex Life Sciences Corp.*	1,982	7,532
Ardelyx, Inc.*	1,806	12,010
Arena Pharmaceuticals, Inc.*	2,131	66,040
Array BioPharma, Inc.*	9,345	105,131
Asterias Biotherapeutics, Inc.*	1,458	3,572
Atara Biotherapeutics, Inc.*	1,378	19,912
Athenex, Inc.*	377	6,450
Athersys, Inc.*	5,527	10,778
Audentes Therapeutics, Inc.*	829	23,925
Avexis, Inc.*	1,353	128,278
Axovant Sciences Ltd.*	1,754	9,682
Bellicum Pharmaceuticals, Inc.*	1,472	14,764
BioCryst Pharmaceuticals, Inc.*	4,333	22,012
Biohaven Pharmaceutical Holding Co. Ltd.*	568	13,138
BioSpecifics Technologies Corp.*	308	13,829
BioTime, Inc.*	4,098	10,983
Bluebird Bio, Inc.*	2,474	427,507
Blueprint Medicines Corp.*	2,100	157,626
Calithera Biosciences, Inc.*	1,659	17,420
Calyxt, Inc.*	442	8,460
Cara Therapeutics, Inc.*	1,448	18,028
Cascadian Therapeutics, Inc.*	1,858	7,915
Catalyst Pharmaceuticals, Inc.*	3,871	16,645
Celldex Therapeutics, Inc.*	6,548	19,644
ChemoCentryx, Inc.*	1,320	8,580
Chimerix, Inc.*	2,522	11,273
Clovis Oncology, Inc.*	2,377	149,442
Coherus Biosciences, Inc.*	2,074	18,562
Conatus Pharmaceuticals, Inc.*	1,385	5,748
Concert Pharmaceuticals, Inc.*	969	21,861
Corbus Pharmaceuticals Holdings, Inc.*	2,400	18,480
Corvus Pharmaceuticals, Inc.*	455	5,101
Curis, Inc.*	6,278	4,993
Cytokinetics, Inc.*	2,248	19,333
CytomX Therapeutics, Inc.*	1,572	32,540
Dynavax Technologies Corp.*	3,298	65,960
Eagle Pharmaceuticals, Inc.*	449	26,518
Edge Therapeutics, Inc.*	1,073	10,837
Editas Medicine, Inc.*	1,833	52,919
Emergent BioSolutions, Inc.*	1,813	79,645
Enanta Pharmaceuticals, Inc.*	840	41,714
Epizyme, Inc.*	2,236	26,832
Esperion Therapeutics, Inc.*	918	56,466
Exact Sciences Corp.*	6,366	378,650
Fate Therapeutics, Inc.*	2,064	9,082
FibroGen, Inc.*	3,587	170,383
Five Prime Therapeutics, Inc.*	1,473	38,814
Flexion Therapeutics, Inc.*	1,503	38,943
Fortress Biotech, Inc.*	1,782	6,861
Foundation Medicine, Inc.*	783	41,656
G1 Therapeutics, Inc.*	424	8,713
Genocea Biosciences, Inc.*	1,551	1,892
Genomic Health, Inc.*	1,072	32,471
Geron Corp.*	8,046	16,012
Global Blood Therapeutics, Inc.*	1,997	78,782
Halozyme Therapeutics, Inc.*	6,461	120,627
Heron Therapeutics, Inc.*	2,457	43,243
Idera Pharmaceuticals, Inc.*	5,847	12,922
Ignyta, Inc.*	2,704	44,346
Immune Design Corp.*	923	3,784
ImmunoGen, Inc.*	4,556	28,931
Immunomedics, Inc.*	5,533	60,088
Inovio Pharmaceuticals, Inc.*	4,407	20,228
Insmed, Inc.*	4,023	125,477
Insys Therapeutics, Inc.*	1,300	6,890
Intellia Therapeutics, Inc.*	770	17,340
Invitae Corp.*	2,308	20,172
Iovance Biotherapeutics, Inc.*	2,864	25,919
Ironwood Pharmaceuticals, Inc.*	7,289	125,881
Jounce Therapeutics, Inc.*	783	12,340
Karyopharm Therapeutics, Inc.*	1,832	20,500
Keryx Biopharmaceuticals, Inc.*	4,846	23,212
Kindred Biosciences, Inc.*	1,363	10,427
Kura Oncology, Inc.*	1,048	16,820

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
La Jolla Pharmaceutical Co.*	946	31,549
Lexicon Pharmaceuticals, Inc.*	2,333	23,843
Ligand Pharmaceuticals, Inc.*	1,109	146,222
Loxo Oncology, Inc.*	1,235	94,786
MacroGenics, Inc.*	1,833	35,414
Madrigal Pharmaceuticals, Inc.*	226	11,377
Matinas BioPharma Holdings, Inc.*	2,860	4,033
MediciNova, Inc.*	1,801	12,571
Merrimack Pharmaceuticals, Inc.	692	8,000
Mersana Therapeutics, Inc.*	274	5,206
MiMedx Group, Inc.*	5,681	65,729
Minerva Neurosciences, Inc.*	1,574	9,051
Miragen Therapeutics, Inc.*	685	5,459
Momenta Pharmaceuticals, Inc.*	3,973	54,827
Myriad Genetics, Inc.*	3,479	120,478
NantKwest, Inc.*	1,653	8,100
Natera, Inc.*	1,698	16,522
NewLink Genetics Corp.*	1,183	10,375
Novavax, Inc.*	15,239	20,725
Novelion Therapeutics, Inc.*	820	3,124
Nymox Pharmaceutical Corp.*	1,644	6,198
Oncocyte Corp.*	206	1,040
Organovo Holdings, Inc.*	5,424	8,190
Otonomy, Inc.*	1,528	8,175
Ovid therapeutics, Inc.*	274	3,373
PDL BioPharma, Inc.*	8,611	25,058
Pieris Pharmaceuticals, Inc.*	1,857	11,476
Portola Pharmaceuticals, Inc.*	2,990	151,743
Progenics Pharmaceuticals, Inc.*	3,830	22,137
Protagonist Therapeutics, Inc.*	506	9,867
Prothena Corp. plc*	2,077	96,560
PTC Therapeutics, Inc.*	2,171	34,627
Puma Biotechnology, Inc.*	1,557	164,886
Ra Pharmaceuticals, Inc.*	639	9,112
Radius Health, Inc.*	2,016	57,073
Recro Pharma, Inc.*	739	7,124
REGENXBIO, Inc.*	1,489	41,841
Repligen Corp.*	2,033	72,070
Retrophin, Inc.*	2,071	46,680
Rigel Pharmaceuticals, Inc.*	6,797	28,276
Sage Therapeutics, Inc.*	2,045	188,978
Sangamo Therapeutics, Inc.*	4,487	72,689
Sarepta Therapeutics, Inc.*	3,205	178,422
Selecta Biosciences, Inc.*	752	8,016
Seres Therapeutics, Inc.*	1,106	11,613
Spark Therapeutics, Inc.*	1,446	105,891
Spectrum Pharmaceuticals, Inc.*	4,219	82,692
Stemline Therapeutics, Inc.*	1,223	18,834
Strongbridge Biopharma plc*	1,185	7,940
Syndax Pharmaceuticals, Inc.*	583	5,107
Synergy Pharmaceuticals, Inc.*	12,274	25,530
Syros Pharmaceuticals, Inc.*	677	10,053
TG Therapeutics, Inc.*	2,626	22,584
Tocagen, Inc.*	453	5,409
Trevena, Inc.*	3,036	5,040
Ultragenyx Pharmaceutical, Inc.*	2,143	108,200
Vanda Pharmaceuticals, Inc.*	2,383	33,481
VBI Vaccines, Inc.*	1,176	5,915
Veracyte, Inc.*	1,284	8,706
Versartis, Inc.*	1,765	3,442
Voyager Therapeutics, Inc.*	788	11,528
vTv Therapeutics, Inc., Class A*	385	1,613
XBiotech, Inc.*	1,043	4,401
Xencor, Inc.*	2,061	44,744
ZIOPHARM Oncology, Inc.*	7,114	32,511
		6,461,605
Building Products - 1.1%
AAON, Inc.	2,241	81,684
Advanced Drainage Systems, Inc.	1,915	45,386
American Woodmark Corp.*	765	76,194
Apogee Enterprises, Inc.	1,530	76,546
Armstrong Flooring, Inc.*	1,259	22,058
Builders FirstSource, Inc.*	5,240	106,896
Caesarstone Ltd.*	1,229	30,602
Continental Building Products, Inc.*	2,139	59,678
CSW Industrials, Inc.*	784	37,710
Gibraltar Industries, Inc.*	1,722	56,654
Griffon Corp.	1,584	36,986
Insteel Industries, Inc.	987	27,192
JELD-WEN Holding, Inc.*	3,651	142,791
Masonite International Corp.*	1,614	118,871
NCI Building Systems, Inc.*	2,164	36,139
Patrick Industries, Inc.*	878	88,854
PGT Innovations, Inc.*	2,617	42,788
Ply Gem Holdings, Inc.*	1,203	21,413
Quanex Building Products Corp.	1,857	40,668
Simpson Manufacturing Co., Inc.	2,234	133,973
Trex Co., Inc.*	1,600	188,416
Universal Forest Products, Inc.	3,248	127,192
		1,598,691
Capital Markets - 1.1%
Actua Corp.*	1,655	25,652
Arlington Asset Investment Corp., Class A	1,252	14,786
Artisan Partners Asset Management, Inc., Class A	2,411	95,235
Associated Capital Group, Inc., Class A	272	9,479
B. Riley Financial, Inc.	1,146	20,628
Cannae Holdings, Inc.*	3,349	60,985
Cohen & Steers, Inc.	1,153	53,707
Cowen, Inc.*	1,401	20,875
Diamond Hill Investment Group, Inc.	174	36,724
Donnelley Financial Solutions, Inc.*	1,813	36,985
Evercore, Inc., Class A	2,119	184,035
Fidus Investment Corp.	1	11
Financial Engines, Inc.	3,169	88,415
GAIN Capital Holdings, Inc.	1,961	14,806
GAMCO Investors, Inc., Class A	246	7,196
Greenhill & Co., Inc.	1,482	30,085
Hamilton Lane, Inc., Class A	764	26,335
Houlihan Lokey, Inc.	1,356	60,532
INTL. FCStone, Inc.*	822	36,069
Investment Technology Group, Inc.	1,777	31,968
Ladenburg Thalmann Financial Services, Inc.	5,503	18,985
Medley Management, Inc., Class A	291	2,066
Moelis & Co., Class A	1,693	81,095
OM Asset Management plc	4,083	66,961
Oppenheimer Holdings, Inc., Class A	528	14,230
Piper Jaffray Cos.	777	61,033
PJT Partners, Inc., Class A	980	41,679
Pzena Investment Management, Inc., Class A	914	10,219
Safeguard Scientifics, Inc.*	1,099	13,628
Silvercrest Asset Management Group, Inc., Class A	388	5,898
Stifel Financial Corp.	3,610	203,026
Value Line, Inc.	61	1,079
Virtu Financial, Inc., Class A	1,337	21,793
Virtus Investment Partners, Inc.	366	43,938

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Waddell & Reed Financial, Inc., Class A	4,401	89,340
Westwood Holdings Group, Inc.	441	30,142
Wins Finance Holdings, Inc.*(b)	31	600
WisdomTree Investments, Inc.	6,247	71,841
		1,632,061
Chemicals - 1.8%
A Schulman, Inc.	1,547	58,709
Advanced Emissions Solutions, Inc.	1,142	10,267
AdvanSix, Inc.*	1,621	69,784
AgroFresh Solutions, Inc.*	1,193	7,253
American Vanguard Corp.	1,557	30,984
Balchem Corp.	1,717	149,843
Calgon Carbon Corp.	2,736	59,098
Chase Corp.	389	49,131
Codexis, Inc.*	2,210	15,249
Core Molding Technologies, Inc.	395	8,500
Ferro Corp.*	4,536	114,988
Flotek Industries, Inc.*	2,998	14,150
FutureFuel Corp.	1,355	20,338
GCP Applied Technologies, Inc.*	3,884	127,201
Hawkins, Inc.	523	20,057
HB Fuller Co.	2,730	154,436
Ingevity Corp.*	2,303	183,296
Innophos Holdings, Inc.	1,045	48,415
Innospec, Inc.	1,297	92,606
Intrepid Potash, Inc.*	5,127	19,585
KMG Chemicals, Inc.	502	27,304
Koppers Holdings, Inc.*	1,118	55,788
Kraton Corp.*	1,622	76,315
Kronos Worldwide, Inc.	1,230	34,329
LSB Industries, Inc.*	1,179	10,623
Minerals Technologies, Inc.	1,905	138,017
OMNOVA Solutions, Inc.*	2,341	25,049
PolyOne Corp.	4,406	203,601
Quaker Chemical Corp.	703	115,840
Rayonier Advanced Materials, Inc.	2,319	43,574
Sensient Technologies Corp.	2,401	186,149
Stepan Co.	1,080	89,759
Trecora Resources*	1,065	13,366
Tredegar Corp.	1,396	27,501
Trinseo SA	2,402	177,268
Tronox Ltd., Class A	4,671	106,919
Valhi, Inc.	1,372	9,261
		2,594,553
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	3,026	129,513
ACCO Brands Corp.*	5,856	77,006
Advanced Disposal Services, Inc.*	2,369	55,269
Aqua Metals, Inc.*	902	2,932
ARC Document Solutions, Inc.*	2,163	5,970
Brady Corp., Class A	2,514	98,297
Brink’s Co. (The)	2,481	200,589
Casella Waste Systems, Inc., Class A*	2,119	45,177
CECO Environmental Corp.	1,614	8,732
CompX International, Inc.	91	1,219
Covanta Holding Corp.	6,347	96,474
Deluxe Corp.	2,624	186,566
Ennis, Inc.	1,355	28,658
Essendant, Inc.	2,021	19,018
Healthcare Services Group, Inc.	3,860	200,450
Heritage-Crystal Clean, Inc.*	769	14,726
Herman Miller, Inc.	3,232	115,544
HNI Corp.	2,391	83,685
Hudson Technologies, Inc.*	1,987	11,405
InnerWorkings, Inc.*	2,452	26,604
Interface, Inc.	3,372	84,131
Kimball International, Inc., Class B	1,973	36,580
Knoll, Inc.	2,616	56,950
LSC Communications, Inc.	1,809	29,595
Matthews International Corp., Class A	1,697	96,135
McGrath RentCorp	1,267	60,563
Mobile Mini, Inc.	2,379	85,406
MSA Safety, Inc.	1,802	154,972
Multi-Color Corp.	742	56,763
NL Industries, Inc.*	450	6,908
Quad/Graphics, Inc.	1,697	38,200
RR Donnelley & Sons Co.	3,799	35,673
SP Plus Corp.*	941	36,887
Steelcase, Inc., Class A	4,637	70,482
Team, Inc.*	1,587	21,821
Tetra Tech, Inc.	3,098	154,900
UniFirst Corp.	825	134,888
US Ecology, Inc.	1,181	60,763
Viad Corp.	1,097	63,187
VSE Corp.	469	22,404
		2,715,042
Communications Equipment - 1.3%
Acacia Communications, Inc.*	1,000	38,680
ADTRAN, Inc.	2,630	60,753
Aerohive Networks, Inc.*	1,733	9,358
Applied Optoelectronics, Inc.*	992	43,311
CalAmp Corp.*	1,873	42,798
Calix, Inc.*	2,323	15,332
Ciena Corp.*	7,639	166,148
Clearfield, Inc.*	623	9,096
Comtech Telecommunications Corp.	1,242	26,914
Digi International, Inc.*	1,431	14,668
EMCORE Corp.*	1,457	11,365
Extreme Networks, Inc.*	5,910	75,943
Finisar Corp.*	6,172	123,502
Harmonic, Inc.*	4,297	18,047
Infinera Corp.*	7,838	56,747
InterDigital, Inc.	1,876	142,764
KVH Industries, Inc.*	844	9,115
Lumentum Holdings, Inc.*	3,299	178,311
NETGEAR, Inc.*	1,749	90,073
NetScout Systems, Inc.*	4,696	145,811
Oclaro, Inc.*	8,966	63,838
Plantronics, Inc.	1,806	94,490
Quantenna Communications, Inc.*	1,145	14,003
Ribbon Communications, Inc.*	2,568	19,953
Ubiquiti Networks, Inc.*	1,253	83,738
ViaSat, Inc.*	2,886	214,257
Viavi Solutions, Inc.*	12,396	116,151
		1,885,166
Construction & Engineering - 1.0%
Aegion Corp.*	1,778	49,126
Ameresco, Inc., Class A*	1,013	8,610
Argan, Inc.	787	46,433
Chicago Bridge & Iron Co. NV	5,458	89,075
Comfort Systems USA, Inc.	1,993	85,599
Dycom Industries, Inc.*	1,635	175,550
EMCOR Group, Inc.	3,191	257,737
Granite Construction, Inc.	2,151	142,762
Great Lakes Dredge & Dock Corp.*	3,077	15,385
HC2 Holdings, Inc.*	2,209	12,061
IES Holdings, Inc.*	471	8,360
KBR, Inc.	7,615	142,781
Layne Christensen Co.*	977	12,672
MasTec, Inc.*	3,605	161,684

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MYR Group, Inc.*	865	30,759
Northwest Pipe Co.*	517	9,425
NV5 Global, Inc.*	428	23,733
Orion Group Holdings, Inc.*	1,467	11,399
Primoris Services Corp.	2,134	59,731
Sterling Construction Co., Inc.*	1,396	23,941
Tutor Perini Corp.*	2,023	50,980
		1,417,803
Construction Materials - 0.2%
Forterra, Inc.*	1,012	9,958
Summit Materials, Inc., Class A*	5,795	178,254
United States Lime & Minerals, Inc.	107	9,133
US Concrete, Inc.*	827	66,863
		264,208
Consumer Finance - 0.5%
Elevate Credit, Inc.*	779	5,843
Encore Capital Group, Inc.*	1,299	59,494
Enova International, Inc.*	1,790	26,581
EZCORP, Inc., Class A*	2,701	32,547
FirstCash, Inc.	2,568	173,083
Green Dot Corp., Class A*	2,477	153,079
LendingClub Corp.*	17,220	75,251
Nelnet, Inc., Class A	1,079	57,802
PRA Group, Inc.*	2,485	86,478
Regional Management Corp.*	554	13,667
World Acceptance Corp.*	317	26,305
		710,130
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,383	75,470
Greif, Inc., Class B	306	19,079
Myers Industries, Inc.	1,252	26,730
UFP Technologies, Inc.*	349	9,615
		130,894
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,470	81,905
VOXX International Corp.*	1,086	7,331
Weyco Group, Inc.	339	9,563
		98,799
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	3,371	139,728
American Public Education, Inc.*	853	22,903
Ascent Capital Group, Inc., Class A*	596	7,176
Bridgepoint Education, Inc.*	1,010	9,221
Cambium Learning Group, Inc.*	746	4,416
Capella Education Co.	623	53,142
Career Education Corp.*	3,663	48,608
Carriage Services, Inc.	831	21,290
Chegg, Inc.*	5,155	78,408
Collectors Universe, Inc.	405	11,700
Grand Canyon Education, Inc.*	2,538	241,009
Houghton Mifflin Harcourt Co.*	5,603	54,629
K12, Inc.*	1,844	30,500
Laureate Education, Inc., Class A*	1,926	26,251
Liberty Tax, Inc., Class A	369	4,410
Regis Corp.*	1,924	30,688
Sotheby’s*	2,063	106,306
Strayer Education, Inc.	576	57,157
Weight Watchers International, Inc.*	1,515	66,766
		1,014,308
Diversified Financial Services - 0.0%(c)
Marlin Business Services Corp.	473	11,281
NewStar Financial, Inc.	1,668	19,683
On Deck Capital, Inc.*	2,673	14,140
Tiptree, Inc.	1,353	9,065
		54,169
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	576	34,422
Cincinnati Bell, Inc.*	2,272	49,302
Cogent Communications Holdings, Inc.	2,253	105,553
Consolidated Communications Holdings, Inc.	3,537	50,013
Frontier Communications Corp.	4,259	36,201
General Communication, Inc., Class A*	1,442	57,550
Globalstar, Inc.*	25,097	39,653
Hawaiian Telcom Holdco, Inc.*	323	10,191
IDT Corp., Class B	940	14,692
Intelsat SA*	1,966	7,019
Iridium Communications, Inc.*	4,539	56,057
Ooma, Inc.*	917	10,133
ORBCOMM, Inc.*	3,638	39,145
pdvWireless, Inc.*	511	16,684
Straight Path Communications, Inc., Class B*	528	96,012
Vonage Holdings Corp.*	10,818	110,127
Windstream Holdings, Inc.	10,318	27,136
		759,890
Electric Utilities - 0.9%
ALLETE, Inc.	2,772	223,146
El Paso Electric Co.	2,188	133,249
Genie Energy Ltd., Class B	730	3,161
IDACORP, Inc.	2,736	270,344
MGE Energy, Inc.	1,891	124,806
Otter Tail Corp.	2,127	102,734
PNM Resources, Inc.	4,324	196,742
Portland General Electric Co.	4,843	240,407
Spark Energy, Inc., Class A	633	7,912
		1,302,501
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	360	11,488
Atkore International Group, Inc.*	1,779	37,857
AZZ, Inc.	1,405	67,580
Babcock & Wilcox Enterprises, Inc.*	2,647	12,441
Encore Wire Corp.	1,100	51,260
Energous Corp.*	1,017	8,482
EnerSys	2,365	163,398
Generac Holdings, Inc.*	3,332	163,834
General Cable Corp.	2,668	57,362
LSI Industries, Inc.	1,315	9,192
Plug Power, Inc.*	12,098	28,672
Powell Industries, Inc.	475	13,333
Preformed Line Products Co.	166	13,859
Revolution Lighting Technologies, Inc.*	665	3,006
Sunrun, Inc.*	4,599	25,754
Thermon Group Holdings, Inc.*	1,747	40,635
TPI Composites, Inc.*	581	11,004
Vicor Corp.*	910	20,521
Vivint Solar, Inc.*	1,410	5,006
		744,684
Electronic Equipment, Instruments & Components - 2.3%
Akoustis Technologies, Inc.*	494	3,359
Anixter International, Inc.*	1,572	112,398
AVX Corp.	2,496	45,277
Badger Meter, Inc.	1,520	70,528
Bel Fuse, Inc., Class B	522	14,016
Belden, Inc.	2,279	193,009
Benchmark Electronics, Inc.*	2,707	82,564

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Control4 Corp.*	1,320	43,877
CTS Corp.	1,729	47,115
Daktronics, Inc.	1,921	18,403
Electro Scientific Industries, Inc.*	1,732	41,447
ePlus, Inc.*	712	57,814
Fabrinet*	1,968	62,799
FARO Technologies, Inc.*	898	46,965
Fitbit, Inc., Class A*	9,456	64,868
II-VI, Inc.*	3,286	155,756
Insight Enterprises, Inc.*	1,929	75,231
Iteris, Inc.*	1,286	8,243
Itron, Inc.*	1,852	119,361
KEMET Corp.*	2,535	39,090
Kimball Electronics, Inc.*	1,437	29,961
Knowles Corp.*	4,774	75,381
Littelfuse, Inc.	1,219	247,335
Maxwell Technologies, Inc.*	1,953	10,859
Mesa Laboratories, Inc.	179	24,090
Methode Electronics, Inc.	1,941	91,421
MicroVision, Inc.*	4,178	7,061
MTS Systems Corp.	907	50,701
Napco Security Technologies, Inc.*	643	6,430
Novanta, Inc.*	1,734	83,405
OSI Systems, Inc.*	941	81,547
Park Electrochemical Corp.	1,045	19,960
PC Connection, Inc.	627	17,186
PCM, Inc.*	544	5,358
Plexus Corp.*	1,819	113,706
Radisys Corp.*	1,993	1,488
Rogers Corp.*	977	157,395
Sanmina Corp.*	4,053	137,802
ScanSource, Inc.*	1,340	48,240
SYNNEX Corp.	1,570	213,834
Systemax, Inc.	621	18,941
Tech Data Corp.*	1,900	183,730
TTM Technologies, Inc.*	5,006	81,748
VeriFone Systems, Inc.*	6,034	104,630
Vishay Intertechnology, Inc.	7,293	159,717
Vishay Precision Group, Inc.*	551	15,263
		3,289,309
Energy Equipment & Services - 1.1%
Archrock, Inc.	3,787	35,976
Basic Energy Services, Inc.*	941	21,050
Bristow Group, Inc.	1,750	25,480
C&J Energy Services, Inc.*	2,510	78,463
CARBO Ceramics, Inc.*	1,242	12,457
Diamond Offshore Drilling, Inc.*	3,503	56,188
Dril-Quip, Inc.*	2,049	98,250
Ensco plc, Class A	23,149	124,310
Era Group, Inc.*	1,068	11,791
Exterran Corp.*	1,739	53,283
Fairmount Santrol Holdings, Inc.*	8,398	40,478
Forum Energy Technologies, Inc.*	3,735	53,037
Frank’s International NV	2,701	16,827
Geospace Technologies Corp.*	711	10,409
Gulf Island Fabrication, Inc.	741	9,411
Helix Energy Solutions Group, Inc.*	7,614	50,633
Independence Contract Drilling, Inc.*	1,858	6,596
Keane Group, Inc.*	1,827	27,332
Key Energy Services, Inc.*	556	5,516
Mammoth Energy Services, Inc.*	436	8,219
Matrix Service Co.*	1,424	24,350
McDermott International, Inc.*	15,338	111,354
Natural Gas Services Group, Inc.*	670	17,085
NCS Multistage Holdings, Inc.*	575	9,660
Newpark Resources, Inc.*	4,559	40,347
Noble Corp. plc*	13,221	55,264
Oil States International, Inc.*	2,754	65,545
Parker Drilling Co.*	7,272	7,127
PHI, Inc. (Non-Voting)*	633	8,147
Pioneer Energy Services Corp.*	4,123	8,658
ProPetro Holding Corp.*	1,569	29,450
Ranger Energy Services, Inc.*	320	3,018
RigNet, Inc.*	716	11,528
Rowan Cos. plc, Class A*	6,317	91,407
SEACOR Holdings, Inc.*	876	41,917
SEACOR Marine Holdings, Inc.*	882	10,804
Select Energy Services, Inc., Class A*	502	8,273
Smart Sand, Inc.*	1,181	9,413
Solaris Oilfield Infrastructure, Inc., Class A*	562	9,104
Superior Energy Services, Inc.*	8,245	79,564
Tesco Corp.*	2,510	10,166
TETRA Technologies, Inc.*	6,196	24,908
Unit Corp.*	2,806	60,020
US Silica Holdings, Inc.	4,424	146,744
Willbros Group, Inc.*	2,376	3,136
		1,632,695
Equity Real Estate Investment Trusts (REITs) - 5.1%
Acadia Realty Trust	4,489	125,827
Agree Realty Corp.	1,505	74,407
Alexander & Baldwin, Inc.	2,531	73,551
Alexander’s, Inc.	117	49,489
Altisource Residential Corp.	2,687	29,423
American Assets Trust, Inc.	2,185	86,002
Armada Hoffler Properties, Inc.	2,422	37,420
Ashford Hospitality Prime, Inc.	1,435	13,216
Ashford Hospitality Trust, Inc.	4,166	27,121
Bluerock Residential Growth REIT, Inc.	1,242	14,010
CareTrust REIT, Inc.	4,081	74,356
CatchMark Timber Trust, Inc., Class A	2,098	27,673
CBL & Associates Properties, Inc.	9,127	51,385
Cedar Realty Trust, Inc.	4,473	26,704
Chatham Lodging Trust	2,092	47,467
Chesapeake Lodging Trust	3,204	92,403
City Office REIT, Inc.	1,601	21,197
Clipper Realty, Inc.	809	8,155
Community Healthcare Trust, Inc.	933	25,434
CorEnergy Infrastructure Trust, Inc.	644	22,948
Cousins Properties, Inc.	22,643	203,108
DiamondRock Hospitality Co.	10,834	121,232
Easterly Government Properties, Inc.	2,015	42,698
EastGroup Properties, Inc.	1,820	171,226
Education Realty Trust, Inc.	3,980	145,549
Farmland Partners, Inc.	1,750	15,662
First Industrial Realty Trust, Inc.	6,440	209,622
Four Corners Property Trust, Inc.	3,341	87,200
Franklin Street Properties Corp.	5,658	61,616
GEO Group, Inc. (The)	6,631	175,987
Getty Realty Corp.	1,674	47,642
Gladstone Commercial Corp.	1,476	33,712
Global Medical REIT, Inc.	985	9,397
Global Net Lease, Inc.	3,623	78,365
Government Properties Income Trust	5,119	95,469
Gramercy Property Trust	8,194	233,693
Healthcare Realty Trust, Inc.	6,644	217,724
Hersha Hospitality Trust	2,104	36,925
Independence Realty Trust, Inc.	3,756	38,799
InfraREIT, Inc.	2,297	48,513

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Investors Real Estate Trust	6,527	39,554
iStar, Inc.*	3,769	43,343
Jernigan Capital, Inc.	716	14,785
Kite Realty Group Trust	4,487	86,285
LaSalle Hotel Properties	6,166	175,361
Lexington Realty Trust	11,728	122,675
LTC Properties, Inc.	2,129	97,593
Mack-Cali Realty Corp.	4,902	108,481
MedEquities Realty Trust, Inc.	1,553	17,409
Monmouth Real Estate Investment Corp.	3,754	67,046
National Health Investors, Inc.	2,153	167,934
National Storage Affiliates Trust	2,402	63,989
New Senior Investment Group, Inc.	4,444	36,441
NexPoint Residential Trust, Inc.	934	26,283
NorthStar Realty Europe Corp.	2,946	42,746
One Liberty Properties, Inc.	778	20,788
Pebblebrook Hotel Trust	3,732	143,570
Pennsylvania REIT	3,705	41,088
Physicians Realty Trust	9,753	174,286
Potlatch Corp.	2,189	112,952
Preferred Apartment Communities, Inc., Class A	1,757	37,354
PS Business Parks, Inc.	1,073	142,237
QTS Realty Trust, Inc., Class A	2,589	144,104
Quality Care Properties, Inc.*	5,118	75,183
RAIT Financial Trust	4,973	1,691
Ramco-Gershenson Properties Trust	4,256	61,329
Retail Opportunity Investments Corp.	5,866	114,798
Rexford Industrial Realty, Inc.	3,820	119,833
RLJ Lodging Trust	9,187	199,174
Ryman Hospitality Properties, Inc.	2,396	166,474
Sabra Health Care REIT, Inc.	9,479	182,376
Safety Income and Growth, Inc.	559	10,230
Saul Centers, Inc.	605	39,047
Select Income REIT	3,432	86,109
Seritage Growth Properties, Class A	1,360	55,352
STAG Industrial, Inc.	5,032	142,406
Summit Hotel Properties, Inc.	5,614	84,827
Sunstone Hotel Investors, Inc.	12,219	204,179
Terreno Realty Corp.	2,782	104,603
Tier REIT, Inc.	2,584	51,757
UMH Properties, Inc.	1,635	25,163
Universal Health Realty Income Trust	688	51,504
Urban Edge Properties	5,291	135,185
Urstadt Biddle Properties, Inc., Class A	1,599	37,928
Washington Prime Group, Inc.	10,103	71,832
Washington REIT	4,183	135,195
Whitestone REIT	2,019	29,821
Xenia Hotels & Resorts, Inc.	5,828	128,158
		7,242,785
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	1,460	47,158
Chefs’ Warehouse, Inc. (The)*	1,062	21,505
Ingles Markets, Inc., Class A	764	21,201
Natural Grocers by Vitamin Cottage, Inc.*	488	3,836
Performance Food Group Co.*	4,623	137,072
PriceSmart, Inc.	1,197	102,343
Smart & Final Stores, Inc.*	1,235	11,300
SpartanNash Co.	2,033	51,537
SUPERVALU, Inc.*	2,074	37,913
United Natural Foods, Inc.*	2,748	131,959
Village Super Market, Inc., Class A	431	11,055
Weis Markets, Inc.	519	21,367
		598,246
Food Products - 1.1%
Alico, Inc.	169	5,417
Amplify Snack Brands, Inc.*	1,793	10,399
B&G Foods, Inc.	3,560	137,772
Bob Evans Farms, Inc.	1,071	83,581
Calavo Growers, Inc.	868	66,315
Cal-Maine Foods, Inc.*	1,683	83,729
Darling Ingredients, Inc.*	8,888	159,540
Dean Foods Co.	4,920	54,907
Farmer Brothers Co.*	472	16,142
Fresh Del Monte Produce, Inc.	1,752	85,322
Freshpet, Inc.*	1,327	25,213
Hostess Brands, Inc.*	4,332	60,908
J&J Snack Foods Corp.	816	123,306
John B Sanfilippo & Son, Inc.	465	28,095
Lancaster Colony Corp.	1,016	135,413
Landec Corp.*	1,452	18,150
Lifeway Foods, Inc.*	257	2,616
Limoneira Co.	655	16,611
Omega Protein Corp.	1,194	26,208
Sanderson Farms, Inc.	1,092	185,302
Seneca Foods Corp., Class A*	381	13,087
Snyder’s-Lance, Inc.	4,659	180,210
Tootsie Roll Industries, Inc.	915	34,221
		1,552,464
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	854	73,060
New Jersey Resources Corp.	4,655	207,613
Northwest Natural Gas Co.	1,538	106,353
ONE Gas, Inc.	2,830	224,277
RGC Resources, Inc.	364	9,693
South Jersey Industries, Inc.	4,327	146,512
Southwest Gas Holdings, Inc.	2,571	220,952
Spire, Inc.	2,560	210,560
WGL Holdings, Inc.	2,777	234,768
		1,433,788
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	1,186	57,806
Accuray, Inc.*	4,405	22,686
Analogic Corp.	680	56,304
AngioDynamics, Inc.*	1,977	33,965
Anika Therapeutics, Inc.*	776	42,773
Antares Pharma, Inc.*	7,777	14,387
AtriCure, Inc.*	1,738	32,153
Atrion Corp.	74	49,920
AxoGen, Inc.*	1,476	39,409
Cantel Medical Corp.	1,966	209,340
Cardiovascular Systems, Inc.*	1,727	43,279
Cerus Corp.*	5,584	22,057
ConforMIS, Inc.*	2,169	6,919
CONMED Corp.	1,485	79,448
Corindus Vascular Robotics, Inc.*	5,521	7,122
CryoLife, Inc.*	1,740	35,409
Cutera, Inc.*	718	29,474
Endologix, Inc.*	4,452	24,442
Entellus Medical, Inc.*	657	11,189
Exactech, Inc.*	581	24,373
FONAR Corp.*	331	8,225
GenMark Diagnostics, Inc.*	2,758	12,273
Glaukos Corp.*	1,552	41,547
Globus Medical, Inc., Class A*	3,818	145,122
Haemonetics Corp.*	2,835	163,863
Halyard Health, Inc.*	2,534	123,000
Heska Corp.*	348	29,869

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
ICU Medical, Inc.*	815	173,921
Inogen, Inc.*	922	118,698
Insulet Corp.*	3,148	225,806
Integer Holdings Corp.*	1,678	81,299
Integra LifeSciences Holdings Corp.*	3,444	167,447
Invacare Corp.	1,724	30,256
iRhythm Technologies, Inc.*	744	41,292
K2M Group Holdings, Inc.*	2,233	43,901
Lantheus Holdings, Inc.*	1,651	36,982
LeMaitre Vascular, Inc.	812	26,739
LivaNova plc*	2,628	229,109
Masimo Corp.*	2,426	215,526
Meridian Bioscience, Inc.	2,256	33,953
Merit Medical Systems, Inc.*	2,636	114,534
Natus Medical, Inc.*	1,754	70,248
Neogen Corp.*	2,010	168,639
Nevro Corp.*	1,502	112,380
Novocure Ltd.*	3,128	60,214
NuVasive, Inc.*	2,751	158,705
NxStage Medical, Inc.*	3,513	90,249
Obalon Therapeutics, Inc.*	467	3,843
OraSure Technologies, Inc.*	3,063	50,693
Orthofix International NV*	934	50,641
Oxford Immunotec Global plc*	1,226	18,255
Penumbra, Inc.*	1,584	166,795
Pulse Biosciences, Inc.*	495	10,687
Quidel Corp.*	1,505	57,175
Quotient Ltd.*	1,450	7,033
Rockwell Medical, Inc.*	2,592	15,889
RTI Surgical, Inc.*	2,959	14,203
Sientra, Inc.*	771	10,979
STAAR Surgical Co.*	2,212	38,378
Surmodics, Inc.*	708	23,435
Tactile Systems Technology, Inc.*	496	14,796
Utah Medical Products, Inc.	184	15,024
Varex Imaging Corp.*	2,041	75,660
ViewRay, Inc.*	1,656	15,947
Viveve Medical, Inc.*	810	4,058
Wright Medical Group NV*	5,659	137,570
		4,297,313
Health Care Providers & Services - 1.6%
AAC Holdings, Inc.*	619	5,651
Aceto Corp.	1,588	16,849
Addus HomeCare Corp.*	405	13,487
Almost Family, Inc.*	694	41,224
Amedisys, Inc.*	1,542	83,268
American Renal Associates Holdings, Inc.*	528	7,645
AMN Healthcare Services, Inc.*	2,555	128,261
BioScrip, Inc.*	6,287	16,472
BioTelemetry, Inc.*	1,521	44,109
Capital Senior Living Corp.*	1,329	21,610
Chemed Corp.	854	210,033
Civitas Solutions, Inc.*	871	16,941
Community Health Systems, Inc.*	5,151	23,437
CorVel Corp.*	500	27,625
Cross Country Healthcare, Inc.*	1,915	26,178
Diplomat Pharmacy, Inc.*	2,588	46,325
Ensign Group, Inc. (The)	2,608	63,296
Genesis Healthcare, Inc.*	2,019	1,393
HealthEquity, Inc.*	2,701	140,101
HealthSouth Corp.	5,331	266,283
Kindred Healthcare, Inc.	4,541	33,376
LHC Group, Inc.*	855	56,233
Magellan Health, Inc.*	1,290	109,005
Molina Healthcare, Inc.*	2,383	186,446
National HealthCare Corp.	610	40,473
National Research Corp., Class A	512	17,382
Owens & Minor, Inc.	3,293	63,028
PetIQ, Inc.*	396	8,783
PharMerica Corp.*	1,615	47,239
Providence Service Corp. (The)*	619	37,474
R1 RCM, Inc.*	5,431	21,072
RadNet, Inc.*	2,002	21,021
Select Medical Holdings Corp.*	5,817	102,670
Surgery Partners, Inc.*	1,019	9,579
Teladoc, Inc.*	2,916	108,184
Tenet Healthcare Corp.*	4,404	62,096
Tivity Health, Inc.*	1,977	72,754
Triple-S Management Corp., Class B*	1,264	35,923
US Physical Therapy, Inc.	656	47,921
		2,280,847
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	9,834	140,626
Castlight Health, Inc., Class B*	3,462	13,502
Computer Programs & Systems, Inc.	607	18,392
Cotiviti Holdings, Inc.*	1,989	65,001
Evolent Health, Inc., Class A*	2,853	36,661
HealthStream, Inc.*	1,399	33,268
HMS Holdings Corp.*	4,544	75,112
Inovalon Holdings, Inc., Class A*	3,395	53,981
Medidata Solutions, Inc.*	3,050	203,252
NantHealth, Inc.*	963	3,111
Omnicell, Inc.*	1,991	104,328
Quality Systems, Inc.*	2,870	41,414
Simulations Plus, Inc.	591	9,190
Tabula Rasa HealthCare, Inc.*	502	17,414
Vocera Communications, Inc.*	1,513	44,331
		859,583
Hotels, Restaurants & Leisure - 2.5%
Belmond Ltd., Class A*	4,843	60,053
Biglari Holdings, Inc.*	55	18,865
BJ’s Restaurants, Inc.	1,140	40,755
Bloomin’ Brands, Inc.	5,021	107,801
Bojangles’, Inc.*	949	12,764
Boyd Gaming Corp.	4,499	143,473
Brinker International, Inc.	2,666	97,922
Buffalo Wild Wings, Inc.*	838	130,686
Caesars Entertainment Corp.*	7,390	97,917
Carrols Restaurant Group, Inc.*	1,868	24,751
Century Casinos, Inc.*	1,145	10,362
Cheesecake Factory, Inc. (The)	2,429	119,118
Churchill Downs, Inc.	729	171,315
Chuy’s Holdings, Inc.*	899	22,385
Cracker Barrel Old Country Store, Inc.	1,044	163,209
Dave & Buster’s Entertainment, Inc.*	2,248	119,211
Del Frisco’s Restaurant Group, Inc.*	1,146	16,674
Del Taco Restaurants, Inc.*	1,785	21,920
Denny’s Corp.*	3,564	48,292
DineEquity, Inc.	934	42,843
Drive Shack, Inc.	3,366	20,802
El Pollo Loco Holdings, Inc.*	1,098	11,584
Eldorado Resorts, Inc.*	2,497	76,408
Empire Resorts, Inc.*	183	4,804
Fiesta Restaurant Group, Inc.*	1,394	26,347
Fogo De Chao, Inc.*	509	5,930
Golden Entertainment, Inc.*	572	19,631

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Habit Restaurants, Inc. (The), Class A*	1,095	10,238
ILG, Inc.	5,762	161,855
Inspired Entertainment, Inc.*	214	1,969
International Speedway Corp., Class A	1,339	55,234
J Alexander’s Holdings, Inc.*	696	7,064
Jack in the Box, Inc.	1,593	164,891
La Quinta Holdings, Inc.*	4,417	78,667
Lindblad Expeditions Holdings, Inc.*	1,086	11,142
Marcus Corp. (The)	1,014	28,493
Marriott Vacations Worldwide Corp.	1,186	159,221
Monarch Casino & Resort, Inc.*	584	27,407
Nathan’s Famous, Inc.*	152	14,410
Noodles & Co.*	636	3,212
Papa John’s International, Inc.	1,478	86,404
Penn National Gaming, Inc.*	4,590	132,008
Pinnacle Entertainment, Inc.*	2,862	87,806
Planet Fitness, Inc., Class A*	4,683	151,589
Potbelly Corp.*	1,237	15,895
RCI Hospitality Holdings, Inc.	492	16,202
Red Lion Hotels Corp.*	898	8,127
Red Robin Gourmet Burgers, Inc.*	695	36,418
Red Rock Resorts, Inc., Class A	3,677	113,435
Ruby Tuesday, Inc.*	3,204	7,658
Ruth’s Hospitality Group, Inc.	1,600	34,320
Scientific Games Corp., Class A*	2,884	151,843
SeaWorld Entertainment, Inc.*	3,703	43,510
Shake Shack, Inc., Class A*	1,187	48,786
Sonic Corp.	2,192	55,940
Speedway Motorsports, Inc.	631	12,178
Texas Roadhouse, Inc.	3,623	185,027
Wingstop, Inc.	1,573	61,646
Zoe’s Kitchen, Inc.*	1,035	16,539
		3,624,956
Household Durables - 1.2%
AV Homes, Inc.*	661	12,129
Bassett Furniture Industries, Inc.	552	21,197
Beazer Homes USA, Inc.*	1,696	35,887
Cavco Industries, Inc.*	463	70,908
Century Communities, Inc.*	1,034	32,416
CSS Industries, Inc.	482	13,135
Ethan Allen Interiors, Inc.	1,343	39,484
Flexsteel Industries, Inc.	413	21,476
GoPro, Inc., Class A*	5,791	49,455
Green Brick Partners, Inc.*	1,248	15,038
Hamilton Beach Brands Holding Co., Class A	443	12,661
Helen of Troy Ltd.*	1,479	132,223
Hooker Furniture Corp.	612	30,600
Hovnanian Enterprises, Inc., Class A*	6,687	19,058
Installed Building Products, Inc.*	1,169	90,071
iRobot Corp.*	1,432	98,264
KB Home	4,542	142,437
La-Z-Boy, Inc.	2,617	86,099
LGI Homes, Inc.*	933	65,506
Libbey, Inc.	1,185	8,046
Lifetime Brands, Inc.	530	9,593
M/I Homes, Inc.*	1,309	47,399
MDC Holdings, Inc.	2,253	80,702
Meritage Homes Corp.*	2,084	114,516
New Home Co., Inc. (The)*	666	7,679
PICO Holdings, Inc.*	1,205	15,786
Taylor Morrison Home Corp., Class A*	3,868	93,451
TopBuild Corp.*	1,997	135,776
TRI Pointe Group, Inc.*	8,121	147,153
Universal Electronics, Inc.*	766	40,675
William Lyon Homes, Class A*	1,289	38,464
ZAGG, Inc.*	1,473	30,123
		1,757,407
Household Products - 0.2%
Central Garden & Pet Co.*	572	22,668
Central Garden & Pet Co., Class A*	1,913	73,784
HRG Group, Inc.*	6,443	111,786
Oil-Dri Corp. of America	272	12,265
Orchids Paper Products Co.	488	6,642
WD-40 Co.	746	89,072
		316,217
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	6,202	15,815
Dynegy, Inc.*	5,982	72,562
NRG Yield, Inc., Class A	1,886	35,476
NRG Yield, Inc., Class C	3,452	65,760
Ormat Technologies, Inc.	2,147	140,736
Pattern Energy Group, Inc.	3,808	85,832
TerraForm Global, Inc., Class A*	4,834	22,720
TerraForm Power, Inc., Class A	2,458	29,693
		468,594
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,958	74,796

Insurance - 2.0%
Ambac Financial Group, Inc.*	2,457	37,002
American Equity Investment Life Holding Co.	4,686	148,687
AMERISAFE, Inc.	1,036	68,013
AmTrust Financial Services, Inc.	4,619	44,527
Argo Group International Holdings Ltd.	1,569	96,101
Atlas Financial Holdings, Inc.*	571	11,420
Baldwin & Lyons, Inc., Class B	503	12,273
Blue Capital Reinsurance Holdings Ltd.	318	3,880
Citizens, Inc.*	2,522	21,689
CNO Financial Group, Inc.	9,146	230,571
Crawford & Co., Class B	646	6,473
Donegal Group, Inc., Class A	475	8,412
eHealth, Inc.*	843	19,338
EMC Insurance Group, Inc.	477	14,797
Employers Holdings, Inc.	1,724	84,476
Enstar Group Ltd.*	612	135,650
FBL Financial Group, Inc., Class A	534	40,264
Federated National Holding Co.	639	8,639
Genworth Financial, Inc., Class A*	27,226	92,296
Global Indemnity Ltd.*	445	19,282
Greenlight Capital Re Ltd., Class A*	1,634	36,193
Hallmark Financial Services, Inc.*	733	8,188
HCI Group, Inc.	435	13,080
Health Insurance Innovations, Inc., Class A*	636	14,851
Heritage Insurance Holdings, Inc.	1,407	25,298
Horace Mann Educators Corp.	2,212	103,300
Independence Holding Co.	326	9,682
Infinity Property & Casualty Corp.	581	62,632
Investors Title Co.	79	15,879
James River Group Holdings Ltd.	1,218	49,305
Kemper Corp.	2,147	148,143
Kingstone Cos., Inc.	492	9,569
Kinsale Capital Group, Inc.	782	34,869
Maiden Holdings Ltd.	3,883	25,240

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MBIA, Inc.*	6,790	57,172
National General Holdings Corp.	2,659	56,185
National Western Life Group, Inc., Class A	120	42,419
Navigators Group, Inc. (The)	1,116	57,474
NI Holdings, Inc.*	554	9,728
Primerica, Inc.	2,467	256,568
RLI Corp.	2,087	124,657
Safety Insurance Group, Inc.	792	65,221
Selective Insurance Group, Inc.	3,116	190,699
State Auto Financial Corp.	859	23,975
Stewart Information Services Corp.	1,142	46,057
Third Point Reinsurance Ltd.*	4,975	84,326
Trupanion, Inc.*	1,214	36,153
United Fire Group, Inc.	1,160	55,750
United Insurance Holdings Corp.	1,116	18,626
Universal Insurance Holdings, Inc.	1,718	45,355
WMIH Corp.*	10,480	8,785
		2,839,169
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	1,415	14,504
Duluth Holdings, Inc., Class B*	521	9,894
FTD Cos., Inc.*	913	6,154
Gaia, Inc.*	477	6,082
Groupon, Inc.*	18,394	103,742
HSN, Inc.	1,749	71,097
Lands’ End, Inc.*	716	8,735
Liberty TripAdvisor Holdings, Inc., Class A*	3,933	36,773
Nutrisystem, Inc.	1,610	81,707
Overstock.com, Inc.*	906	42,673
PetMed Express, Inc.	1,072	42,183
Shutterfly, Inc.*	1,823	80,540
		504,084
Internet Software & Services - 2.4%
2U, Inc.*	2,373	152,109
Alarm.com Holdings, Inc.*	1,097	44,966
Alteryx, Inc., Class A*	480	11,981
Amber Road, Inc.*	1,086	7,971
Appfolio, Inc., Class A*	432	18,641
Apptio, Inc., Class A*	1,206	26,906
Bazaarvoice, Inc.*	4,517	24,618
Benefitfocus, Inc.*	859	23,279
Blucora, Inc.*	2,337	48,025
Box, Inc., Class A*	4,380	92,111
Brightcove, Inc.*	1,834	13,572
Carbonite, Inc.*	1,340	32,227
Care.com, Inc.*	725	13,753
Cars.com, Inc.*	3,897	94,463
ChannelAdvisor Corp.*	1,369	11,773
Cimpress NV*	1,352	164,674
Cloudera, Inc.*	776	12,284
CommerceHub, Inc., Series C*	1,574	33,778
CommerceHub, Inc., Series A*	746	17,054
Cornerstone OnDemand, Inc.*	2,819	104,218
Coupa Software, Inc.*	1,684	59,664
DHI Group, Inc.*	2,624	4,854
Endurance International Group Holdings, Inc.*	3,139	29,350
Envestnet, Inc.*	2,332	114,618
Etsy, Inc.*	6,266	103,138
Five9, Inc.*	2,822	69,167
Gogo, Inc.*	3,085	33,966
GrubHub, Inc.*	4,649	314,087
GTT Communications, Inc.*	1,676	67,794
Hortonworks, Inc.*	2,718	51,669
Instructure, Inc.*	1,171	40,692
Internap Corp.*	1,080	19,239
j2 Global, Inc.	2,515	189,782
Leaf Group Ltd.*	639	5,272
Limelight Networks, Inc.*	4,075	19,805
Liquidity Services, Inc.*	1,387	7,975
LivePerson, Inc.*	2,935	32,579
Meet Group, Inc. (The)*	3,623	9,202
MINDBODY, Inc., Class A*	2,299	74,947
MuleSoft, Inc., Class A*	1,314	30,156
New Relic, Inc.*	1,642	92,412
NIC, Inc.	3,472	57,635
Nutanix, Inc., Class A*	3,075	100,860
Okta, Inc.*	731	21,353
Ominto, Inc.*	734	3,369
Q2 Holdings, Inc.*	1,694	70,894
QuinStreet, Inc.*	1,981	21,177
Quotient Technology, Inc.*	3,989	47,469
Reis, Inc.	491	10,655
Shutterstock, Inc.*	1,005	42,703
SPS Commerce, Inc.*	912	46,020
Stamps.com, Inc.*	855	143,982
TechTarget, Inc.*	1,063	14,871
Tintri, Inc.*	525	2,798
Trade Desk, Inc. (The), Class A*	1,285	63,145
TrueCar, Inc.*	3,754	45,761
Tucows, Inc., Class A*	493	31,256
Twilio, Inc., Class A*	3,367	89,764
Veritone, Inc.*	150	3,594
Web.com Group, Inc.*	2,075	47,725
XO Group, Inc.*	1,333	25,767
Yelp, Inc.*	4,207	187,422
Yext, Inc.*	680	9,731
		3,406,722
IT Services - 1.5%
Acxiom Corp.*	4,293	116,984
Blackhawk Network Holdings, Inc.*	2,963	108,890
CACI International, Inc., Class A*	1,321	174,306
Cardtronics plc, Class A*	2,468	46,226
Cass Information Systems, Inc.	588	40,049
Convergys Corp.	5,086	125,522
CSG Systems International, Inc.	1,804	82,786
EPAM Systems, Inc.*	2,663	270,135
Everi Holdings, Inc.*	3,449	28,109
EVERTEC, Inc.	3,274	45,509
ExlService Holdings, Inc.*	1,774	108,888
Hackett Group, Inc. (The)	1,293	21,115
Information Services Group, Inc.*	1,753	7,924
ManTech International Corp., Class A	1,398	71,270
MAXIMUS, Inc.	3,479	240,329
MoneyGram International, Inc.*	1,577	22,456
Perficient, Inc.*	1,856	35,932
Planet Payment, Inc.*	2,287	10,292
Presidio, Inc.*	1,028	15,872
Science Applications International Corp.	2,374	176,151
ServiceSource International, Inc.*	4,105	11,781
StarTek, Inc.*	552	5,410
Sykes Enterprises, Inc.*	2,126	67,649
Syntel, Inc.*	1,790	45,842
TeleTech Holdings, Inc.	750	30,375
Travelport Worldwide Ltd.	6,722	90,008
Unisys Corp.*	2,723	21,103
Virtusa Corp.*	1,464	67,856
		2,088,769

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,252	24,877
American Outdoor Brands Corp.*	2,912	40,855
Callaway Golf Co.	5,062	73,450
Clarus Corp.*	1,112	8,562
Escalade, Inc.	576	7,834
Johnson Outdoors, Inc., Class A	260	19,016
Malibu Boats, Inc., Class A*	1,101	34,417
Marine Products Corp.	421	6,332
MCBC Holdings, Inc.*	994	23,458
Nautilus, Inc.*	1,637	21,445
Sturm Ruger & Co., Inc.	930	50,918
Vista Outdoor, Inc.*	3,097	44,628
		355,792
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	1,410	41,666
Cambrex Corp.*	1,758	85,878
Enzo Biochem, Inc.*	2,231	21,886
Fluidigm Corp.*	1,589	9,455
INC Research Holdings, Inc., Class A*	2,957	113,253
Luminex Corp.	2,211	47,227
Medpace Holdings, Inc.*	388	12,924
NanoString Technologies, Inc.*	1,116	8,537
NeoGenomics, Inc.*	3,022	27,923
Pacific Biosciences of California, Inc.*	5,608	17,890
PRA Health Sciences, Inc.*	2,643	217,704
		604,343
Machinery - 3.1%
Actuant Corp., Class A	3,225	85,140
Alamo Group, Inc.	513	60,508
Albany International Corp., Class A	1,556	100,673
Altra Industrial Motion Corp.	1,553	75,476
American Railcar Industries, Inc.	396	16,046
Astec Industries, Inc.	1,151	63,731
Barnes Group, Inc.	2,724	180,520
Blue Bird Corp.*	390	7,605
Briggs & Stratton Corp.	2,262	56,324
Chart Industries, Inc.*	1,661	80,858
CIRCOR International, Inc.	894	43,305
Columbus McKinnon Corp.	1,175	46,930
Commercial Vehicle Group, Inc.*	1,364	15,195
DMC Global, Inc.	765	15,415
Douglas Dynamics, Inc.	1,196	48,737
Eastern Co. (The)	303	8,726
Energy Recovery, Inc.*	1,965	22,067
EnPro Industries, Inc.	1,147	99,066
ESCO Technologies, Inc.	1,379	90,118
ExOne Co. (The)*	604	7,363
Federal Signal Corp.	3,194	68,671
Franklin Electric Co., Inc.	2,511	116,259
FreightCar America, Inc.	658	11,035
Gencor Industries, Inc.*	440	7,920
Global Brass & Copper Holdings, Inc.	1,176	40,690
Gorman-Rupp Co. (The)	957	31,514
Graham Corp.	517	10,257
Greenbrier Cos., Inc. (The)	1,480	74,000
Hardinge, Inc.	627	10,697
Harsco Corp.*	4,351	78,536
Hillenbrand, Inc.	3,432	156,328
Hurco Cos., Inc.	332	14,807
Hyster-Yale Materials Handling, Inc.	557	47,250
John Bean Technologies Corp.	1,699	203,455
Kadant, Inc.	585	59,846
Kennametal, Inc.	4,350	202,797
LB Foster Co., Class A*	448	10,349
Lindsay Corp.	567	53,202
Lydall, Inc.*	906	49,875
Manitowoc Co., Inc. (The)*	1,724	69,270
Meritor, Inc.*	4,537	113,334
Milacron Holdings Corp.*	2,941	51,850
Miller Industries, Inc.	596	16,628
Mueller Industries, Inc.	3,083	112,221
Mueller Water Products, Inc., Class A	8,345	104,229
Navistar International Corp.*	2,695	109,713
NN, Inc.	1,467	41,003
Omega Flex, Inc.	157	10,139
Proto Labs, Inc.*	1,340	128,908
RBC Bearings, Inc.*	1,254	167,346
REV Group, Inc.	1,233	33,673
Rexnord Corp.*	5,637	140,474
Spartan Motors, Inc.	1,851	29,523
SPX Corp.*	2,306	73,538
SPX FLOW, Inc.*	2,242	100,374
Standex International Corp.	684	73,188
Sun Hydraulics Corp.	1,280	77,645
Tennant Co.	956	62,905
Titan International, Inc.	2,699	32,307
TriMas Corp.*	2,464	63,818
Twin Disc, Inc.*	462	12,982
Wabash National Corp.	3,160	63,674
Watts Water Technologies, Inc., Class A	1,505	111,972
Woodward, Inc.	2,887	223,309
		4,395,314
Marine - 0.1%
Costamare, Inc.	2,722	15,652
Eagle Bulk Shipping, Inc.*	2,079	9,085
Genco Shipping & Trading Ltd.*	418	4,753
Matson, Inc.	2,317	67,587
Navios Maritime Holdings, Inc.*	4,863	6,711
Safe Bulkers, Inc.*	2,666	8,451
Scorpio Bulkers, Inc.	3,182	22,910
		135,149
Media - 1.1%
AMC Entertainment Holdings, Inc., Class A	2,989	42,593
Beasley Broadcast Group, Inc., Class A	263	2,985
Central European Media Enterprises Ltd., Class A*	4,460	22,077
Clear Channel Outdoor Holdings, Inc., Class A	1,936	9,099
Daily Journal Corp.*	61	14,373
Emerald Expositions Events, Inc.	849	18,975
Entercom Communications Corp., Class A	6,867	79,657
Entravision Communications Corp., Class A	3,587	25,288
Eros International plc*	1,362	17,161
EW Scripps Co. (The), Class A*	3,134	47,229
Gannett Co., Inc.	6,191	70,949
Global Eagle Entertainment, Inc.*	2,765	7,549
Gray Television, Inc.*	3,465	49,896
Hemisphere Media Group, Inc.*	845	9,464
IMAX Corp.*	3,035	77,089
Liberty Media Corp.-Liberty Braves, Class C*	1,860	42,110
Liberty Media Corp-Liberty Braves, Class A*	538	12,170

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Loral Space & Communications, Inc.*	694	32,410
MDC Partners, Inc., Class A*	3,009	34,904
Meredith Corp.	2,143	146,045
MSG Networks, Inc., Class A*	3,241	57,852
National CineMedia, Inc.	3,348	20,925
New Media Investment Group, Inc.	2,770	48,087
New York Times Co. (The), Class A	6,797	127,784
Nexstar Media Group, Inc., Class A	2,459	166,966
Reading International, Inc., Class A*	910	14,533
Saga Communications, Inc., Class A	201	9,065
Salem Media Group, Inc.	630	3,024
Scholastic Corp.	1,530	62,914
Sinclair Broadcast Group, Inc., Class A	3,912	133,204
Time, Inc.	5,421	100,831
Townsquare Media, Inc., Class A*	474	3,764
tronc, Inc.*	1,060	18,773
WideOpenWest, Inc.*	1,149	11,490
World Wrestling Entertainment, Inc., Class A	2,104	59,943
		1,601,178
Metals & Mining - 1.0%
AK Steel Holding Corp.*	17,081	83,184
Allegheny Technologies, Inc.*	6,805	154,950
Ampco-Pittsburgh Corp.	473	6,764
Carpenter Technology Corp.	2,508	123,970
Century Aluminum Co.*	2,696	35,722
Cleveland-Cliffs, Inc.*	16,137	107,472
Coeur Mining, Inc.*	9,805	74,714
Commercial Metals Co.	6,259	124,179
Compass Minerals International, Inc.	1,834	127,922
Gold Resource Corp.	2,839	11,299
Haynes International, Inc.	670	21,467
Hecla Mining Co.	21,343	79,823
Kaiser Aluminum Corp.	898	86,980
Klondex Mines Ltd.*	9,525	23,146
Materion Corp.	1,077	52,665
Olympic Steel, Inc.	499	9,940
Ramaco Resources, Inc.*	329	1,563
Ryerson Holding Corp.*	865	8,001
Schnitzer Steel Industries, Inc., Class A	1,431	41,785
SunCoke Energy, Inc.*	3,486	39,706
TimkenSteel Corp.*	2,147	32,420
Warrior Met Coal, Inc.	909	20,198
Worthington Industries, Inc.	2,437	101,379
		1,369,249
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	1,491	28,225
Anworth Mortgage Asset Corp.	5,134	28,853
Apollo Commercial Real Estate Finance, Inc.	5,733	106,920
Ares Commercial Real Estate Corp.	1,453	19,586
ARMOUR Residential REIT, Inc.	2,220	56,144
Capstead Mortgage Corp.	5,168	46,874
Cherry Hill Mortgage Investment Corp.	638	11,624
CYS Investments, Inc.	8,205	66,378
Dynex Capital, Inc.	2,500	17,900
Ellington Residential Mortgage REIT	490	6,297
Granite Point Mortgage Trust, Inc.	2,335	41,913
Great Ajax Corp.	851	12,178
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,673	63,537
Invesco Mortgage Capital, Inc.	6,092	107,585
KKR Real Estate Finance Trust, Inc.	579	11,870
Ladder Capital Corp.	4,136	56,456
MTGE Investment Corp.	2,480	46,004
New York Mortgage Trust, Inc.	6,038	38,643
Orchid Island Capital, Inc.	2,348	22,259
Owens Realty Mortgage, Inc.	541	8,764
PennyMac Mortgage Investment Trust	3,571	55,922
Redwood Trust, Inc.	4,148	62,303
Resource Capital Corp.	1,635	16,317
Sutherland Asset Management Corp.	952	15,042
TPG RE Finance Trust, Inc.	603	11,572
Western Asset Mortgage Capital Corp.	2,210	22,166
		981,332
Multiline Retail - 0.3%
Big Lots, Inc.	2,401	141,899
Dillard’s, Inc., Class A	758	45,556
Fred’s, Inc., Class A	1,946	10,003
JC Penney Co., Inc.*	16,800	55,608
Ollie’s Bargain Outlet Holdings, Inc.*	2,578	122,326
Sears Holdings Corp.*	642	2,619
		378,011
Multi-Utilities - 0.4%
Avista Corp.	3,484	180,959
Black Hills Corp.	2,896	169,445
NorthWestern Corp.	2,640	169,647
Unitil Corp.	751	39,232
		559,283
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.*	8,205	16,984
Adams Resources & Energy, Inc.	119	5,642
Approach Resources, Inc.*	2,329	5,823
Arch Coal, Inc., Class A	1,150	94,944
Ardmore Shipping Corp.*	1,520	12,084
Bill Barrett Corp.*	4,085	23,897
Bonanza Creek Energy, Inc.*	1,097	30,464
California Resources Corp.*	2,309	36,321
Callon Petroleum Co.*	10,919	120,546
Carrizo Oil & Gas, Inc.*	4,192	81,031
Clean Energy Fuels Corp.*	7,393	16,634
Cloud Peak Energy, Inc.*	4,001	16,564
Contango Oil & Gas Co.*	1,279	3,121
CVR Energy, Inc.	852	27,818
Delek US Energy, Inc.	4,215	140,019
Denbury Resources, Inc.*	21,526	37,671
DHT Holdings, Inc.	4,625	17,899
Dorian LPG Ltd.*	1,020	7,364
Earthstone Energy, Inc., Class A*	1,049	9,787
Eclipse Resources Corp.*	4,734	11,740
Energy XXI Gulf Coast, Inc.*	1,601	8,037
EP Energy Corp., Class A*	2,083	3,729
Evolution Petroleum Corp.	1,368	9,576
Frontline Ltd.	4,166	21,872
GasLog Ltd.	2,210	39,780
Gastar Exploration, Inc.*	9,454	9,927
Gener8 Maritime, Inc.*	2,556	11,630
Golar LNG Ltd.	5,202	128,541
Green Plains, Inc.	2,128	35,857

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Halcon Resources Corp.*	7,001	49,637
Hallador Energy Co.	869	5,701
International Seaways, Inc.*	1,591	27,031
Isramco, Inc.*	42	4,990
Jagged Peak Energy, Inc.*	3,107	47,164
Jones Energy, Inc., Class A*	2,743	2,739
Lilis Energy, Inc.*	2,318	11,474
Matador Resources Co.*	4,864	139,110
Midstates Petroleum Co., Inc.*	608	10,099
NACCO Industries, Inc., Class A	221	9,680
Navios Maritime Acquisition Corp.	4,463	5,980
Nordic American Tankers Ltd.	5,412	21,594
Oasis Petroleum, Inc.*	12,743	130,361
Overseas Shipholding Group, Inc., Class A*	2,453	7,163
Pacific Ethanol, Inc.*	2,336	10,512
Panhandle Oil and Gas, Inc., Class A	852	18,914
Par Pacific Holdings, Inc.*	1,724	35,790
PDC Energy, Inc.*	3,580	164,501
Peabody Energy Corp.*	3,360	111,922
Penn Virginia Corp.*	775	26,590
Renewable Energy Group, Inc.*	2,061	23,392
Resolute Energy Corp.*	1,177	35,216
REX American Resources Corp.*	313	28,652
Ring Energy, Inc.*	2,704	38,343
Rosehill Resources, Inc.*	137	1,244
Sanchez Energy Corp.*	3,838	19,881
SandRidge Energy, Inc.*	1,889	35,154
Scorpio Tankers, Inc.	11,487	35,610
SemGroup Corp., Class A	3,593	86,232
Ship Finance International Ltd.	3,242	50,251
SilverBow Resources, Inc.*	377	8,535
SRC Energy, Inc.*	12,774	111,900
Stone Energy Corp.*	1,056	26,759
Teekay Corp.	2,922	24,340
Teekay Tankers Ltd., Class A	11,013	17,511
Tellurian, Inc.*	3,126	39,450
Ultra Petroleum Corp.*	10,563	101,299
Uranium Energy Corp.*	7,391	9,830
W&T Offshore, Inc.*	5,078	15,945
Westmoreland Coal Co.*	1,001	1,151
WildHorse Resource Development Corp.*	1,165	19,222
		2,556,171
Paper & Forest Products - 0.5%
Boise Cascade Co.	2,096	80,696
Clearwater Paper Corp.*	879	41,709
Deltic Timber Corp.	593	54,728
KapStone Paper and Packaging Corp.	4,706	104,614
Louisiana-Pacific Corp.*	7,880	217,567
Neenah Paper, Inc.	902	80,639
PH Glatfelter Co.	2,350	48,856
Schweitzer-Mauduit International, Inc.	1,647	74,560
Verso Corp., Class A*	1,859	21,248
		724,617
Personal Products - 0.1%
elf Beauty, Inc.*	1,123	24,886
Inter Parfums, Inc.	934	41,376
Medifast, Inc.	575	39,405
Natural Health Trends Corp.	396	7,108
Nature’s Sunshine Products, Inc.	584	7,505
Revlon, Inc., Class A*	637	13,950
USANA Health Sciences, Inc.*	629	45,099
		179,329
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc.*	1,225	29,045
Aerie Pharmaceuticals, Inc.*	1,779	114,301
Akcea Therapeutics, Inc.*	811	15,482
Amphastar Pharmaceuticals, Inc.*	1,967	38,533
ANI Pharmaceuticals, Inc.*	434	30,862
Aratana Therapeutics, Inc.*	2,191	12,817
Assembly Biosciences, Inc.*	759	37,882
Catalent, Inc.*	6,814	271,129
Clearside Biomedical, Inc.*	1,121	7,981
Collegium Pharmaceutical, Inc.*	1,229	21,212
Corcept Therapeutics, Inc.*	4,934	88,516
Corium International, Inc.*	1,315	15,478
Depomed, Inc.*	3,089	21,191
Dermira, Inc.*	2,063	52,813
Dova Pharmaceuticals, Inc.*	279	8,334
Durect Corp.*	7,420	7,791
Horizon Pharma plc*	8,839	127,105
Impax Laboratories, Inc.*	3,971	66,117
Innoviva, Inc.*	4,107	53,884
Intersect ENT, Inc.*	1,405	42,923
Intra-Cellular Therapies, Inc.*	1,830	28,365
Kala Pharmaceuticals, Inc.*	444	8,503
Lannett Co., Inc.*	1,525	40,336
Medicines Co. (The)*	3,734	108,286
Melinta Therapeutics, Inc.*	519	8,823
MyoKardia, Inc.*	1,041	38,257
Nektar Therapeutics*	8,024	433,216
Neos Therapeutics, Inc.*	1,296	13,349
Novus Therapeutics, Inc.*	2	8
Ocular Therapeutix, Inc.*	1,220	5,026
Omeros Corp.*	2,407	49,945
Pacira Pharmaceuticals, Inc.*	2,130	98,406
Paratek Pharmaceuticals, Inc.*	1,286	24,241
Phibro Animal Health Corp., Class A	1,025	35,567
Prestige Brands Holdings, Inc.*	2,889	130,583
Reata Pharmaceuticals, Inc., Class A*	610	15,494
Revance Therapeutics, Inc.*	1,213	33,661
Sienna Biopharmaceuticals, Inc.*	273	5,504
Sucampo Pharmaceuticals, Inc., Class A*	1,310	16,637
Supernus Pharmaceuticals, Inc.*	2,562	96,844
Teligent, Inc.*	2,226	8,948
Tetraphase Pharmaceuticals, Inc.*	2,754	17,681
TherapeuticsMD, Inc.*	8,447	53,216
Theravance Biopharma, Inc.*	2,263	64,382
WaVe Life Sciences Ltd.*	641	23,845
Zogenix, Inc.*	1,704	66,201
Zynerba Pharmaceuticals, Inc.*	616	8,482
		2,497,202
Professional Services - 1.0%
Acacia Research Corp.*	2,678	11,248
Barrett Business Services, Inc.	384	25,482
BG Staffing, Inc.	374	5,861
CBIZ, Inc.*	2,769	40,843
Cogint, Inc.*	1,098	4,667
CRA International, Inc.	450	20,340
Exponent, Inc.	1,390	104,945
Forrester Research, Inc.	544	25,269
Franklin Covey Co.*	528	10,613
FTI Consulting, Inc.*	2,132	91,697
GP Strategies Corp.*	680	15,640
Heidrick & Struggles International, Inc.	991	24,775
Hill International, Inc.*	1,848	10,534
Huron Consulting Group, Inc.*	1,185	48,466

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
ICF International, Inc.*	969	52,374
Insperity, Inc.	983	115,896
Kelly Services, Inc., Class A	1,652	48,156
Kforce, Inc.	1,269	32,994
Korn/Ferry International	2,773	121,568
Mistras Group, Inc.*	934	21,435
Navigant Consulting, Inc.*	2,554	49,011
On Assignment, Inc.*	2,753	176,082
Pendrell Corp.*	647	4,451
Resources Connection, Inc.	1,551	24,894
RPX Corp.	2,447	32,276
TriNet Group, Inc.*	2,237	100,128
TrueBlue, Inc.*	2,243	63,813
WageWorks, Inc.*	2,156	138,307
Willdan Group, Inc.*	409	10,364
		1,432,129
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA*	611	16,289
Consolidated-Tomoka Land Co.	212	13,002
Forestar Group, Inc.*	569	12,660
FRP Holdings, Inc.*	355	16,206
Griffin Industrial Realty, Inc.	40	1,460
HFF, Inc., Class A	1,992	89,919
Kennedy-Wilson Holdings, Inc.	6,553	125,490
Marcus & Millichap, Inc.*	868	27,741
Maui Land & Pineapple Co., Inc.*	366	5,929
RE/MAX Holdings, Inc., Class A	962	51,323
Redfin Corp.*	583	13,281
RMR Group, Inc. (The), Class A	380	22,895
St Joe Co. (The)*	2,608	49,030
Stratus Properties, Inc.	318	9,922
Tejon Ranch Co.*	964	21,642
Transcontinental Realty Investors, Inc.*	93	3,046
Trinity Place Holdings, Inc.*	983	6,920
		486,755
Road & Rail - 0.7%
ArcBest Corp.	1,401	53,028
Avis Budget Group, Inc.*	4,053	154,419
Covenant Transportation Group, Inc., Class A*	641	19,204
Daseke, Inc.*	1,108	14,061
Heartland Express, Inc.	2,563	58,539
Hertz Global Holdings, Inc.*	2,964	56,168
Knight-Swift Transportation Holdings, Inc.	6,793	289,925
Marten Transport Ltd.	2,109	42,496
Roadrunner Transportation Systems, Inc.*	1,654	14,158
Saia, Inc.*	1,368	90,014
Schneider National, Inc., Class B	1,764	46,270
Universal Logistics Holdings, Inc.	450	10,508
Werner Enterprises, Inc.	2,583	98,671
YRC Worldwide, Inc.*	1,788	22,028
		969,489
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	2,153	161,410
Alpha & Omega Semiconductor Ltd.*	1,016	17,892
Ambarella, Inc.*	1,756	95,298
Amkor Technology, Inc.*	5,519	58,336
Axcelis Technologies, Inc.*	1,626	52,032
AXT, Inc.*	2,016	19,454
Brooks Automation, Inc.	3,726	92,740
Cabot Microelectronics Corp.	1,346	129,647
CEVA, Inc.*	1,159	55,052
Cirrus Logic, Inc.*	3,492	192,898
Cohu, Inc.	1,487	33,844
Cree, Inc.*	5,289	187,971
CyberOptics Corp.*	370	5,883
Diodes, Inc.*	2,068	60,592
DSP Group, Inc.*	1,180	15,399
Entegris, Inc.	7,692	233,068
FormFactor, Inc.*	3,896	63,894
GSI Technology, Inc.*	798	6,360
Ichor Holdings Ltd.*	977	27,757
Impinj, Inc.*	975	24,833
Inphi Corp.*	2,274	93,393
Integrated Device Technology, Inc.*	7,253	218,243
IXYS Corp.*	1,395	33,899
Kopin Corp.*	3,333	10,732
Lattice Semiconductor Corp.*	6,648	39,024
MACOM Technology Solutions Holdings, Inc.*	2,196	71,568
MaxLinear, Inc.*	3,259	86,070
MKS Instruments, Inc.	2,917	275,073
Monolithic Power Systems, Inc.	2,160	255,636
Nanometrics, Inc.*	1,303	32,783
NeoPhotonics Corp.*	1,747	12,404
NVE Corp.	256	21,407
PDF Solutions, Inc.*	1,509	27,298
Photronics, Inc.*	3,622	34,952
Pixelworks, Inc.*	1,766	10,155
Power Integrations, Inc.	1,555	122,068
Rambus, Inc.*	5,874	86,935
Rudolph Technologies, Inc.*	1,693	41,140
Semtech Corp.*	3,515	119,686
Sigma Designs, Inc.*	2,029	11,870
Silicon Laboratories, Inc.*	2,271	206,888
SMART Global Holdings, Inc.*	1,102	33,049
SunPower Corp.*	3,237	26,738
Synaptics, Inc.*	1,864	70,347
Ultra Clean Holdings, Inc.*	1,781	37,365
Veeco Instruments, Inc.*	2,556	41,279
Xcerra Corp.*	2,898	28,719
Xperi Corp.	2,649	51,126
		3,634,207
Software - 2.9%
8x8, Inc.*	4,782	67,426
A10 Networks, Inc.*	2,653	21,277
ACI Worldwide, Inc.*	6,311	144,396
Agilysys, Inc.*	828	10,135
American Software, Inc., Class A	1,455	18,784
Aspen Technology, Inc.*	4,065	272,030
Barracuda Networks, Inc.*	1,364	37,715
Blackbaud, Inc.	2,584	254,395
Blackline, Inc.*	851	31,206
Bottomline Technologies de, Inc.*	2,157	71,893
BroadSoft, Inc.*	1,665	91,575
Callidus Software, Inc.*	3,489	102,140
CommVault Systems, Inc.*	2,131	114,861
Digimarc Corp.*	539	20,212
Ebix, Inc.	1,301	100,567
Ellie Mae, Inc.*	1,831	161,842
Everbridge, Inc.*	917	24,300
Fair Isaac Corp.	1,649	258,992
Gigamon, Inc.*	1,995	77,506
Glu Mobile, Inc.*	5,623	21,986
HubSpot, Inc.*	1,846	149,434
Imperva, Inc.*	1,812	74,745
Majesco*	301	1,604
MicroStrategy, Inc., Class A*	514	70,295
Mitek Systems, Inc.*	1,667	15,003
MobileIron, Inc.*	3,030	11,817

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Model N, Inc.*	1,260	20,475
Monotype Imaging Holdings, Inc.	2,252	56,750
Park City Group, Inc.*	709	7,799
Paycom Software, Inc.*	2,672	219,104
Paylocity Holding Corp.*	1,407	64,919
Pegasystems, Inc.	1,985	100,143
Progress Software Corp.	2,579	106,616
Proofpoint, Inc.*	2,364	212,878
PROS Holdings, Inc.*	1,425	35,753
QAD, Inc., Class A	532	19,578
Qualys, Inc.*	1,698	100,012
Rapid7, Inc.*	1,128	21,330
RealNetworks, Inc.*	1,318	5,509
RealPage, Inc.*	3,179	144,168
RingCentral, Inc., Class A*	3,377	159,226
Rosetta Stone, Inc.*	917	11,178
Rubicon Project, Inc. (The)*	2,399	4,318
SecureWorks Corp., Class A*	439	4,311
Silver Spring Networks, Inc.*	2,266	36,415
Synchronoss Technologies, Inc.*	2,310	23,192
Telenav, Inc.*	1,656	9,108
TiVo Corp.	6,360	113,208
Upland Software, Inc.*	441	10,337
Varonis Systems, Inc.*	1,037	52,161
VASCO Data Security International, Inc.*	1,642	22,003
Verint Systems, Inc.*	3,386	148,138
VirnetX Holding Corp.*	2,753	10,048
Workiva, Inc.*	1,342	29,189
Zendesk, Inc.*	5,262	176,856
Zix Corp.*	2,897	12,747
		4,163,605
Specialty Retail - 1.7%
Aaron’s, Inc.	3,429	129,342
Abercrombie & Fitch Co., Class A	3,702	64,267
American Eagle Outfitters, Inc.	8,787	141,295
America’s Car-Mart, Inc.*	392	18,208
Asbury Automotive Group, Inc.*	1,005	66,129
Ascena Retail Group, Inc.*	9,345	21,867
At Home Group, Inc.*	277	7,654
Barnes & Noble Education, Inc.*	2,072	12,515
Barnes & Noble, Inc.	3,219	22,211
Big 5 Sporting Goods Corp.	1,126	8,501
Boot Barn Holdings, Inc.*	666	9,863
Buckle, Inc. (The)	1,560	34,710
Build-A-Bear Workshop, Inc.*	738	6,052
Caleres, Inc.	2,279	74,387
Camping World Holdings, Inc., Class A	1,642	76,123
Carvana Co.*	745	12,076
Cato Corp. (The), Class A	1,270	20,041
Chico’s FAS, Inc.	6,963	61,414
Children’s Place, Inc. (The)	937	124,527
Citi Trends, Inc.	783	20,194
Conn’s, Inc.*	1,008	31,147
Container Store Group, Inc. (The)*	867	4,942
DSW, Inc., Class A	3,558	75,892
Express, Inc.*	4,178	40,694
Finish Line, Inc. (The), Class A	2,156	23,263
Five Below, Inc.*	2,925	180,765
Francesca’s Holdings Corp.*	2,019	14,981
Genesco, Inc.*	1,039	32,313
GNC Holdings, Inc., Class A	3,674	20,501
Group 1 Automotive, Inc.	1,073	86,945
Guess?, Inc.	3,243	53,509
Haverty Furniture Cos., Inc.	1,014	24,488
Hibbett Sports, Inc.*	1,124	22,424
J. Jill, Inc.*	635	4,039
Kirkland’s, Inc.*	827	10,759
Lithia Motors, Inc., Class A	1,275	149,545
Lumber Liquidators Holdings, Inc.*	1,524	43,205
MarineMax, Inc.*	1,364	29,121
Monro, Inc.	1,720	86,774
Office Depot, Inc.	27,734	90,690
Party City Holdco, Inc.*	1,487	20,669
Pier 1 Imports, Inc.	4,382	21,428
Rent-A-Center, Inc.	2,316	26,032
Restoration Hardware Holdings, Inc.*	1,089	110,414
Shoe Carnival, Inc.	633	16,938
Sleep Number Corp.*	2,192	77,136
Sonic Automotive, Inc., Class A	1,398	29,708
Sportsman’s Warehouse Holdings, Inc.*	1,961	9,883
Tailored Brands, Inc.	2,660	44,848
Tile Shop Holdings, Inc.	2,158	17,911
Tilly’s, Inc., Class A	699	11,534
Vitamin Shoppe, Inc.*	1,153	4,324
Winmark Corp.	128	17,011
Zumiez, Inc.*	997	21,735
		2,386,944
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	5,918	52,256
Avid Technology, Inc.*	1,808	12,168
CPI Card Group, Inc.	1,105	973
Cray, Inc.*	2,172	49,413
Diebold Nixdorf, Inc.	4,092	78,566
Eastman Kodak Co.*	893	2,947
Electronics For Imaging, Inc.*	2,510	77,208
Immersion Corp.*	1,577	12,001
Intevac, Inc.*	1,072	7,986
Pure Storage, Inc., Class A*	5,038	93,102
Quantum Corp.*	1,539	7,988
Stratasys Ltd.*	2,705	58,915
Super Micro Computer, Inc.*	2,108	46,481
USA Technologies, Inc.*	2,543	22,124
		522,128
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	1,582	111,230
Crocs, Inc.*	4,005	43,775
Culp, Inc.	585	18,778
Deckers Outdoor Corp.*	1,713	128,012
Delta Apparel, Inc.*	369	7,472
Fossil Group, Inc.*	2,400	16,992
G-III Apparel Group Ltd.*	2,347	72,288
Iconix Brand Group, Inc.*	2,710	5,095
Movado Group, Inc.	824	24,184
Oxford Industries, Inc.	891	61,479
Perry Ellis International, Inc.*	691	16,909
Sequential Brands Group, Inc.*	2,154	3,813
Steven Madden Ltd.*	3,201	136,843
Superior Uniform Group, Inc.	454	11,545
Unifi, Inc.*	832	30,401
Vera Bradley, Inc.*	1,090	9,647
Wolverine World Wide, Inc.	5,112	148,095
		846,558
Thrifts & Mortgage Finance - 1.8%
Bank Mutual Corp.	2,294	24,546
BankFinancial Corp.	776	12,796
Bear State Financial, Inc.	1,125	11,520
Beneficial Bancorp, Inc.	3,750	63,562
BofI Holding, Inc.*	3,246	89,719
Capitol Federal Financial, Inc.	6,960	97,858
Charter Financial Corp.	664	12,271
Clifton Bancorp, Inc.	1,072	18,556

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Dime Community Bancshares, Inc.	1,716	37,838
Entegra Financial Corp.*	340	9,860
ESSA Bancorp, Inc.	479	7,635
Essent Group Ltd.*	4,409	195,098
Federal Agricultural Mortgage Corp., Class C	475	35,269
First Defiance Financial Corp.	536	29,121
Flagstar Bancorp, Inc.*	1,151	43,750
Greene County Bancorp, Inc.	165	5,074
Hingham Institution for Savings	68	15,518
Home Bancorp, Inc.	316	13,525
HomeStreet, Inc.*	1,331	40,595
Impac Mortgage Holdings, Inc.*	527	6,187
Kearny Financial Corp.	4,596	68,021
LendingTree, Inc.*	343	103,569
Malvern Bancorp, Inc.*	347	9,352
Meridian Bancorp, Inc.	2,590	52,188
Meta Financial Group, Inc.	484	45,472
MGIC Investment Corp.*	20,056	293,219
Nationstar Mortgage Holdings, Inc.*	1,586	28,659
NMI Holdings, Inc., Class A*	3,085	52,599
Northfield Bancorp, Inc.	2,330	41,334
Northwest Bancshares, Inc.	5,126	86,783
OceanFirst Financial Corp.	1,706	47,341
Oconee Federal Financial Corp.	70	2,048
Ocwen Financial Corp.*	5,730	18,279
Oritani Financial Corp.	2,141	36,932
PCSB Financial Corp.*	980	19,335
PennyMac Financial Services, Inc., Class A*	859	18,168
PHH Corp.*	2,861	32,501
Provident Bancorp, Inc.*	236	5,605
Provident Financial Holdings, Inc.	327	6,298
Provident Financial Services, Inc.	3,340	91,316
Prudential Bancorp, Inc.	441	8,163
Radian Group, Inc.	11,734	240,430
Riverview Bancorp, Inc.	1,156	10,658
SI Financial Group, Inc.	611	9,226
Southern Missouri Bancorp, Inc.	365	14,688
Territorial Bancorp, Inc.	420	13,419
Timberland Bancorp, Inc.	339	9,736
TrustCo Bank Corp.	5,006	46,806
United Community Financial Corp.	2,651	25,953
United Financial Bancorp, Inc.	2,740	51,074
Walker & Dunlop, Inc.*	1,505	74,166
Washington Federal, Inc.	4,786	166,553
Waterstone Financial, Inc.	1,383	26,139
Western New England Bancorp, Inc.	1,499	16,039
WSFS Financial Corp.	1,638	82,883
		2,625,250
Tobacco - 0.1%
Turning Point Brands, Inc.	274	4,779
Universal Corp.	1,342	71,596
Vector Group Ltd.	5,315	119,534
		195,909
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	2,576	63,112
Applied Industrial Technologies, Inc.	2,077	132,824
Beacon Roofing Supply, Inc.*	3,618	231,842
BMC Stock Holdings, Inc.*	3,543	81,843
CAI International, Inc.*	836	28,633
DXP Enterprises, Inc.*	856	23,797
EnviroStar, Inc.	190	5,339
Foundation Building Materials, Inc.*	802	12,198
GATX Corp.	2,093	132,173
GMS, Inc.*	1,487	55,480
H&E Equipment Services, Inc.	1,705	63,409
Herc Holdings, Inc.*	1,314	77,763
Huttig Building Products, Inc.*	1,287	8,777
Kaman Corp.	1,497	89,311
Lawson Products, Inc.*	348	8,961
MRC Global, Inc.*	4,842	76,068
Nexeo Solutions, Inc.*	1,425	11,300
NOW, Inc.*	5,792	59,773
Rush Enterprises, Inc., Class A*	1,613	78,569
Rush Enterprises, Inc., Class B*	278	12,785
SiteOne Landscape Supply, Inc.*	1,837	137,371
Textainer Group Holdings Ltd.*	1,470	33,737
Titan Machinery, Inc.*	1,006	19,114
Triton International Ltd.*	2,350	92,990
Veritiv Corp.*	621	16,922
Willis Lease Finance Corp.*	186	4,881
		1,558,972
Transportation Infrastructure - 0.0%(c)
Wesco Aircraft Holdings, Inc.*	3,020	22,348

Water Utilities - 0.3%
American States Water Co.	1,969	113,591
AquaVenture Holdings Ltd.*	628	9,627
Artesian Resources Corp., Class A	423	17,910
Cadiz, Inc.*	1,129	15,467
California Water Service Group	2,601	118,605
Connecticut Water Service, Inc.	599	37,923
Consolidated Water Co. Ltd.	792	10,415
Global Water Resources, Inc.	551	5,334
Middlesex Water Co.	859	39,617
Pure Cycle Corp.*	927	6,443
SJW Group	884	60,227
York Water Co. (The)	692	25,708
		460,867
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,966	48,560
Shenandoah Telecommunications Co.	2,514	96,412
Spok Holdings, Inc.	1,073	18,778
		163,750
TOTAL COMMON STOCKS (Cost $117,760,993)		113,589,795

	No. of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Dyax Corp., CVR*(b)(d)	4,673	5,187
Tobira Therapeutics, Inc., CVR*(b)(d)	218	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR, price 4.70 *(b)(d)	363	—
TOTAL RIGHTS (Cost $—)		5,187

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 10.6%

REPURCHASE AGREEMENTS(e) - 10.6%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $15,169,803 (Cost $15,169,373)	15,169,373	15,169,373

Total Investments - 90.1% (Cost $132,930,366)		128,764,355
Other Assets Less Liabilities - 9.9%		14,100,040
Net assets - 100.0%		142,864,395

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $13,917,503.

(b)              Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2017 amounted to $5,787, which represents approximately 0.00% of net assets of the Fund.

(c)               Represents less than 0.05% of net assets.

(d)              Illiquid security.

(e)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                                                     Contingent Value Rights

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,948,795
Aggregate gross unrealized depreciation	(6,294,835)
Net unrealized appreciation	$14,653,960
Federal income tax cost	$133,020,288

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	49	12/15/2017	USD	$3,783,535	$78,055

Cash collateral in the amount of $159,005 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
10,676,853	10,948,001	11/6/2019	Bank of America NA	1.34%	Russell 2000® Index	272,374	(270,248)	—	2,126

88,334,145	94,812,083	11/6/2018	Citibank NA	1.36%	Russell 2000® Index	6,572,409	(6,572,409)	—	—

26,109,024	26,939,285	11/6/2019	Credit Suisse International	1.24%	Russell 2000® Index	838,089	—	(700,000)	138,089

1,000,000	1,041,995	11/6/2019	Deutsche Bank AG	1.01%	Russell 2000® Index	42,371	—	—	42,371

454,894	470,322	11/6/2019	Goldman Sachs International	1.01%	iShares® Russell 2000 ETF	15,085
13,954,872	14,449,660	11/6/2019	Goldman Sachs International	1.36%	Russell 2000® Index	496,280
14,409,766	14,919,982					511,365	(266,965)	—	244,400
1,321,935	1,736,703	11/6/2018	Morgan Stanley & Co. International plc	1.04%	iShares® Russell 2000 ETF	407,590
10,930,013	11,594,383	11/6/2019	Morgan Stanley & Co. International plc	1.24%	Russell 2000® Index	670,064
12,251,948	13,331,086					1,077,654	(1,025,084)	—	52,570
92,281,690	93,877,735	11/6/2019	Societe Generale	1.34%	Russell 2000® Index	1,610,921	(1,599,574)	—	11,347

47,804,615	55,340,000	11/6/2018	UBS AG	1.24%	Russell 2000® Index	7,906,655	(7,906,655)	—	—

292,868,041	311,210,167					18,831,838
					Total Appreciation	18,831,838

(1)        The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)        Agreements may be terminated at will by either party without penalty.

(3)        Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)        The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)        Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 70.7%

Aerospace & Defense - 1.8%
Arconic, Inc.	14,926	367,329
Boeing Co. (The)	19,624	5,431,923
General Dynamics Corp.	9,837	2,037,833
L3 Technologies, Inc.	2,763	548,704
Lockheed Martin Corp.	8,849	2,823,893
Northrop Grumman Corp.	6,151	1,890,817
Raytheon Co.	10,252	1,959,670
Rockwell Collins, Inc.	5,739	759,327
Textron, Inc.	9,350	520,889
TransDigm Group, Inc.	1,705	483,862
United Technologies Corp.	26,238	3,186,605
		20,010,852
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	4,956	429,437
Expeditors International of Washington, Inc.	6,384	413,556
FedEx Corp.	8,717	2,017,637
United Parcel Service, Inc., Class B	24,327	2,954,514
		5,815,144
Airlines - 0.4%
Alaska Air Group, Inc.	4,363	301,789
American Airlines Group, Inc.	15,309	772,951
Delta Air Lines, Inc.	23,527	1,245,049
Southwest Airlines Co.	19,450	1,180,031
United Continental Holdings, Inc.*	9,133	578,302
		4,078,122
Auto Components - 0.1%
BorgWarner, Inc.	7,007	390,150
Delphi Automotive plc	9,425	986,515
Goodyear Tire & Rubber Co. (The)	8,892	287,834
		1,664,499
Automobiles - 0.4%
Ford Motor Co.	138,140	1,729,513
General Motors Co.	46,321	1,995,972
Harley-Davidson, Inc.	6,025	302,455
		4,027,940
Banks - 4.6%
Bank of America Corp.	346,558	9,762,539
BB&T Corp.	28,542	1,410,546
Citigroup, Inc.	96,231	7,265,440
Citizens Financial Group, Inc.	17,684	719,739
Comerica, Inc.	6,213	517,605
Fifth Third Bancorp	26,021	793,901
Huntington Bancshares, Inc.	38,499	554,386
JPMorgan Chase & Co.	124,289	12,990,686
KeyCorp	38,412	729,060
M&T Bank Corp.	5,366	906,586
People’s United Financial, Inc.	12,162	231,321
PNC Financial Services Group, Inc. (The)	16,925	2,378,978
Regions Financial Corp.	42,210	700,264
SunTrust Banks, Inc.	16,951	1,044,690
US Bancorp	56,128	3,095,459
Wells Fargo & Co.	157,793	8,910,571
Zions Bancorp	7,141	353,836
		52,365,607
Beverages - 1.4%
Brown-Forman Corp., Class B	6,916	413,577
Coca-Cola Co. (The)	135,584	6,205,680
Constellation Brands, Inc., Class A	6,072	1,321,207
Dr Pepper Snapple Group, Inc.	6,418	578,839
Molson Coors Brewing Co., Class B	6,523	509,446
Monster Beverage Corp.*	14,649	918,053
PepsiCo, Inc.	50,454	5,878,900
		15,825,702
Biotechnology - 2.0%
AbbVie, Inc.	56,303	5,456,887
Alexion Pharmaceuticals, Inc.*	7,883	865,632
Amgen, Inc.	25,772	4,527,109
Biogen, Inc.*	7,468	2,405,966
Celgene Corp.*	27,632	2,786,135
Gilead Sciences, Inc.	46,125	3,449,227
Incyte Corp.*	6,030	596,910
Regeneron Pharmaceuticals, Inc.*	2,713	981,726
Vertex Pharmaceuticals, Inc.*	8,905	1,284,902
		22,354,494
Building Products - 0.2%
Allegion plc	3,355	282,290
AO Smith Corp.	5,172	328,008
Fortune Brands Home & Security, Inc.	5,440	372,205
Johnson Controls International plc	32,932	1,239,560
Masco Corp.	11,253	482,866
		2,704,929
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	1,976	392,572
Ameriprise Financial, Inc.	5,296	864,466
Bank of New York Mellon Corp. (The)	36,491	1,997,517
BlackRock, Inc.	4,378	2,194,210
Cboe Global Markets, Inc.	3,983	491,622
Charles Schwab Corp. (The)	42,095	2,053,815
CME Group, Inc.	12,005	1,795,228
E*TRADE Financial Corp.*	9,715	467,680
Franklin Resources, Inc.	11,622	503,814
Goldman Sachs Group, Inc. (The)	12,708	3,147,009
Intercontinental Exchange, Inc.	20,785	1,485,088
Invesco Ltd.	14,370	519,763
Moody’s Corp.	5,869	891,031
Morgan Stanley	49,948	2,577,816
Nasdaq, Inc.	4,124	326,456
Northern Trust Corp.	7,586	741,759
Raymond James Financial, Inc.	4,532	400,176
S&P Global, Inc.	9,077	1,502,062
State Street Corp.	13,208	1,259,383
T. Rowe Price Group, Inc.	8,489	873,688
		24,485,155
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,698	1,255,082
Albemarle Corp.	3,902	524,117
CF Industries Holdings, Inc.	8,238	308,678
DowDuPont, Inc.	82,409	5,930,152
Eastman Chemical Co.	5,117	472,657
Ecolab, Inc.	9,199	1,250,328
FMC Corp.	4,737	447,173
International Flavors & Fragrances, Inc.	2,789	433,522
LyondellBasell Industries NV, Class A	11,463	1,200,176
Monsanto Co.	15,517	1,836,282
Mosaic Co. (The)	12,398	301,147
PPG Industries, Inc.	9,059	1,058,544
Praxair, Inc.	10,104	1,555,208
Sherwin-Williams Co. (The)	2,903	1,159,516
		17,732,582
Commercial Services & Supplies - 0.2%
Cintas Corp.	3,016	474,839
Republic Services, Inc.	8,088	525,235
Stericycle, Inc.*	3,014	199,858

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Waste Management, Inc.	14,299	1,176,093
		2,376,025
Communications Equipment - 0.7%
Cisco Systems, Inc.	176,601	6,587,217
F5 Networks, Inc.*	2,244	301,145
Harris Corp.	4,230	611,235
Juniper Networks, Inc.	13,432	372,872
Motorola Solutions, Inc.	5,745	540,662
		8,413,131
Construction & Engineering - 0.1%
Fluor Corp.	4,941	239,194
Jacobs Engineering Group, Inc.	4,249	278,862
Quanta Services, Inc.*	5,340	202,386
		720,442
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,219	462,417
Vulcan Materials Co.	4,672	587,037
		1,049,454
Consumer Finance - 0.5%
American Express Co.	25,914	2,532,057
Capital One Financial Corp.	17,084	1,571,728
Discover Financial Services	13,151	928,461
Navient Corp.	9,681	122,077
Synchrony Financial	26,406	947,711
		6,102,034
Containers & Packaging - 0.3%
Avery Dennison Corp.	3,122	356,283
Ball Corp.	12,425	495,882
International Paper Co.	14,583	825,544
Packaging Corp. of America	3,332	395,175
Sealed Air Corp.	6,371	306,126
WestRock Co.	8,971	559,880
		2,938,890
Distributors - 0.1%
Genuine Parts Co.	5,186	482,142
LKQ Corp.*	10,909	430,033
		912,175
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	7,384	193,313

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	67,961	13,117,153
Leucadia National Corp.	11,184	294,251
		13,411,404
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	216,863	7,889,476
CenturyLink, Inc.	34,319	500,714
Verizon Communications, Inc.	144,082	7,332,333
		15,722,523
Electric Utilities - 1.4%
Alliant Energy Corp.	8,161	368,143
American Electric Power Co., Inc.	17,372	1,348,588
Duke Energy Corp.	24,720	2,204,530
Edison International	11,508	935,255
Entergy Corp.	6,341	548,370
Eversource Energy	11,192	725,801
Exelon Corp.	33,910	1,414,386
FirstEnergy Corp.	15,693	535,759
NextEra Energy, Inc.	16,535	2,613,191
PG&E Corp.	18,113	982,449
Pinnacle West Capital Corp.	3,943	362,007
PPL Corp.	24,130	884,847
Southern Co. (The)	35,301	1,807,411
Xcel Energy, Inc.	17,934	925,574
		15,656,311
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,487	254,901
AMETEK, Inc.	8,152	592,569
Eaton Corp. plc	15,710	1,221,924
Emerson Electric Co.	22,605	1,465,256
Rockwell Automation, Inc.	4,534	875,425
		4,410,075
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	10,788	977,285
Corning, Inc.	31,900	1,033,241
FLIR Systems, Inc.	4,846	225,727
TE Connectivity Ltd.	12,481	1,178,705
		3,414,958
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	15,118	449,458
Halliburton Co.	30,653	1,280,682
Helmerich & Payne, Inc.	3,835	224,654
National Oilwell Varco, Inc.	13,423	450,342
Schlumberger Ltd.	49,076	3,084,427
TechnipFMC plc	15,512	444,264
		5,933,827
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	3,307	420,187
American Tower Corp.	15,158	2,181,691
Apartment Investment & Management Co., Class A	5,546	244,523
AvalonBay Communities, Inc.	4,877	884,346
Boston Properties, Inc.	5,450	683,321
Crown Castle International Corp.	14,349	1,621,437
Digital Realty Trust, Inc.	7,227	843,391
Duke Realty Corp.	12,564	353,425
Equinix, Inc.	2,752	1,278,276
Equity Residential	12,973	866,856
Essex Property Trust, Inc.	2,331	575,734
Extra Space Storage, Inc.	4,447	379,596
Federal Realty Investment Trust	2,552	337,400
GGP, Inc.	22,052	518,222
HCP, Inc.	16,564	437,952
Host Hotels & Resorts, Inc.	26,138	517,271
Iron Mountain, Inc.	9,338	381,644
Kimco Realty Corp.	15,034	278,430
Macerich Co. (The)	3,846	249,029
Mid-America Apartment Communities, Inc.	4,013	411,092
Prologis, Inc.	18,785	1,244,131
Public Storage	5,285	1,126,339
Realty Income Corp.	9,680	535,304
Regency Centers Corp.	5,226	354,375
SBA Communications Corp.*	4,251	721,607
Simon Property Group, Inc.	10,979	1,775,853
SL Green Realty Corp.	3,496	357,396
UDR, Inc.	9,451	371,708
Ventas, Inc.	12,579	805,182
Vornado Realty Trust	6,090	472,706
Welltower, Inc.	13,029	878,936
Weyerhaeuser Co.	26,594	940,896
		23,048,256
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	15,491	2,857,005
CVS Health Corp.	35,905	2,750,323
Kroger Co. (The)	31,694	819,607
Sysco Corp.	17,153	990,243
Walgreens Boots Alliance, Inc.	30,665	2,231,185
Wal-Mart Stores, Inc.	51,698	5,026,597
		14,674,960
Food Products - 0.9%
Archer-Daniels-Midland Co.	19,869	792,376
Campbell Soup Co.	6,851	337,754

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Conagra Brands, Inc.	14,681	548,042
General Mills, Inc.	20,383	1,152,863
Hershey Co. (The)	4,991	553,652
Hormel Foods Corp.	9,521	347,040
JM Smucker Co. (The)	4,012	468,080
Kellogg Co.	8,777	580,686
Kraft Heinz Co. (The)	21,084	1,715,605
McCormick & Co., Inc. (Non-Voting)	4,200	429,156
Mondelez International, Inc., Class A	53,249	2,286,512
Tyson Foods, Inc., Class A	10,217	840,348
		10,052,114
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	61,366	3,459,201
Align Technology, Inc.*	2,548	664,722
Baxter International, Inc.	17,705	1,160,209
Becton Dickinson and Co.	8,038	1,834,352
Boston Scientific Corp.*	48,463	1,273,608
Cooper Cos., Inc. (The)	1,726	416,277
CR Bard, Inc.	2,567	862,358
Danaher Corp.	21,592	2,037,421
DENTSPLY SIRONA, Inc.	8,106	543,183
Edwards Lifesciences Corp.*	7,458	874,078
Hologic, Inc.*	9,906	413,278
IDEXX Laboratories, Inc.*	3,083	482,212
Intuitive Surgical, Inc.*	3,951	1,579,531
Medtronic plc	47,844	3,929,428
ResMed, Inc.	5,023	428,964
Stryker Corp.	11,362	1,772,472
Varian Medical Systems, Inc.*	3,242	362,293
Zimmer Biomet Holdings, Inc.	7,142	836,328
		22,929,915
Health Care Providers & Services - 2.0%
Aetna, Inc.	11,716	2,110,989
AmerisourceBergen Corp.	5,727	485,764
Anthem, Inc.	9,274	2,179,019
Cardinal Health, Inc.	11,177	661,567
Centene Corp.*	6,092	621,932
Cigna Corp.	8,893	1,882,915
DaVita, Inc.*	5,403	329,907
Envision Healthcare Corp.*	4,268	136,277
Express Scripts Holding Co.*	20,399	1,329,607
HCA Healthcare, Inc.*	10,207	867,595
Henry Schein, Inc.*	5,604	400,406
Humana, Inc.	5,104	1,331,430
Laboratory Corp. of America Holdings*	3,596	569,139
McKesson Corp.	7,426	1,097,117
Patterson Cos., Inc.	2,909	106,324
Quest Diagnostics, Inc.	4,818	474,380
UnitedHealth Group, Inc.	34,149	7,791,777
Universal Health Services, Inc., Class B	3,121	338,160
		22,714,305
Health Care Technology - 0.1%
Cerner Corp.*	11,126	786,497
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	14,404	945,478
Chipotle Mexican Grill, Inc.*	886	269,689
Darden Restaurants, Inc.	4,427	373,285
Hilton Worldwide Holdings, Inc.	7,214	559,518
Marriott International, Inc., Class A	11,049	1,403,223
McDonald’s Corp.	28,609	4,919,890
MGM Resorts International	18,284	623,850
Norwegian Cruise Line Holdings Ltd.*	6,286	340,450
Royal Caribbean Cruises Ltd.	6,077	752,819
Starbucks Corp.	50,998	2,948,704
Wyndham Worldwide Corp.	3,630	407,976
Wynn Resorts Ltd.	2,826	446,734
Yum Brands, Inc.	12,177	1,016,414
		15,008,030
Household Durables - 0.3%
DR Horton, Inc.	12,030	613,530
Garmin Ltd.	3,919	243,292
Leggett & Platt, Inc.	4,672	225,377
Lennar Corp., Class A	7,177	450,572
Mohawk Industries, Inc.*	2,232	630,786
Newell Brands, Inc.	17,310	536,091
PulteGroup, Inc.	9,804	334,610
Whirlpool Corp.	2,578	434,573
		3,468,831
Household Products - 1.1%
Church & Dwight Co., Inc.	8,813	415,004
Clorox Co. (The)	4,559	635,023
Colgate-Palmolive Co.	31,111	2,253,992
Kimberly-Clark Corp.	12,479	1,494,485
Procter & Gamble Co. (The)	90,066	8,105,040
		12,903,544
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	23,320	246,725
NRG Energy, Inc.	10,618	293,588
		540,313
Industrial Conglomerates - 1.4%
3M Co.	21,078	5,124,905
General Electric Co.	305,796	5,593,009
Honeywell International, Inc.	26,926	4,199,379
Roper Technologies, Inc.	3,610	964,628
		15,881,921
Insurance - 1.9%
Aflac, Inc.	13,959	1,223,367
Allstate Corp. (The)	12,763	1,310,250
American International Group, Inc.	31,908	1,913,204
Aon plc	8,983	1,259,596
Arthur J Gallagher & Co.	6,363	418,876
Assurant, Inc.	1,903	191,956
Brighthouse Financial, Inc.*	3,384	198,945
Chubb Ltd.	16,438	2,500,384
Cincinnati Financial Corp.	5,271	393,902
Everest Re Group Ltd.	1,451	318,640
Hartford Financial Services Group, Inc. (The)	12,867	739,080
Lincoln National Corp.	7,824	598,927
Loews Corp.	9,749	490,180
Marsh & McLennan Cos., Inc.	18,102	1,519,301
MetLife, Inc.	37,540	2,015,147
Principal Financial Group, Inc.	9,492	671,939
Progressive Corp. (The)	20,553	1,093,008
Prudential Financial, Inc.	15,082	1,747,099
Torchmark Corp.	3,821	339,496
Travelers Cos., Inc. (The)	9,746	1,321,265
Unum Group	7,971	451,318
Willis Towers Watson plc	4,743	762,674
XL Group Ltd.	9,111	353,689
		21,832,243
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*	14,083	16,572,170
Expedia, Inc.	4,315	528,588
Netflix, Inc.*	15,249	2,860,407
Priceline Group, Inc. (The)*	1,733	3,014,918

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
TripAdvisor, Inc.*	3,826	132,456
		23,108,539
Internet Software & Services - 3.4%
Akamai Technologies, Inc.*	6,055	337,748
Alphabet, Inc., Class A*	10,527	10,907,762
Alphabet, Inc., Class C*	10,662	10,890,273
eBay, Inc.*	35,157	1,218,893
Facebook, Inc., Class A*	83,719	14,833,332
VeriSign, Inc.*	3,035	349,329
		38,537,337
IT Services - 2.9%
Accenture plc, Class A	21,827	3,230,614
Alliance Data Systems Corp.	1,705	407,955
Automatic Data Processing, Inc.	15,695	1,796,450
Cognizant Technology Solutions Corp., Class A	20,861	1,507,833
CSRA, Inc.	5,774	167,042
DXC Technology Co.	10,054	966,591
Fidelity National Information Services, Inc.	11,741	1,107,528
Fiserv, Inc.*	7,434	977,199
Gartner, Inc.*	3,200	386,848
Global Payments, Inc.	5,386	541,616
International Business Machines Corp.	30,612	4,713,330
Mastercard, Inc., Class A	32,980	4,962,501
Paychex, Inc.	11,297	760,401
PayPal Holdings, Inc.*	39,920	3,023,142
Total System Services, Inc.	5,922	440,360
Visa, Inc., Class A	64,613	7,274,778
Western Union Co. (The)	16,388	322,680
		32,586,868
Leisure Products - 0.1%
Hasbro, Inc.	4,020	373,941
Mattel, Inc.	12,105	220,916
		594,857
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	11,350	785,874
Illumina, Inc.*	5,157	1,186,265
IQVIA Holdings, Inc.*	5,353	546,060
Mettler-Toledo International, Inc.*	907	570,693
PerkinElmer, Inc.	3,893	286,836
Thermo Fisher Scientific, Inc.	14,135	2,724,663
Waters Corp.*	2,819	555,822
		6,656,213
Machinery - 1.2%
Caterpillar, Inc.	20,873	2,946,224
Cummins, Inc.	5,565	931,581
Deere & Co.	11,297	1,692,968
Dover Corp.	5,498	537,209
Flowserve Corp.	4,614	196,464
Fortive Corp.	10,772	804,130
Illinois Tool Works, Inc.	10,940	1,851,595
Ingersoll-Rand plc	8,959	784,988
PACCAR, Inc.	12,411	872,866
Parker-Hannifin Corp.	4,702	881,578
Pentair plc	5,833	415,076
Snap-on, Inc.	2,034	344,621
Stanley Black & Decker, Inc.	5,409	917,529
Xylem, Inc.	6,342	439,754
		13,616,583
Media - 1.9%
CBS Corp. (Non-Voting), Class B	12,858	720,819
Charter Communications, Inc., Class A*	7,105	2,317,722
Comcast Corp., Class A	166,141	6,236,933
Discovery Communications, Inc., Class A*	5,437	103,412
Discovery Communications, Inc., Class C*	7,178	129,778
DISH Network Corp., Class A*	8,041	407,277
Interpublic Group of Cos., Inc. (The)	13,890	274,744
News Corp., Class A	13,499	218,144
News Corp., Class B	4,301	70,536
Omnicom Group, Inc.	8,150	582,236
Scripps Networks Interactive, Inc., Class A	3,389	277,356
Time Warner, Inc.	27,472	2,513,963
Twenty-First Century Fox, Inc., Class A	37,175	1,187,369
Twenty-First Century Fox, Inc., Class B	15,512	483,199
Viacom, Inc., Class B	12,458	352,811
Walt Disney Co. (The)	54,515	5,714,262
		21,590,561
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	47,524	661,534
Newmont Mining Corp.	18,834	696,670
Nucor Corp.	11,282	648,715
		2,006,919
Multiline Retail - 0.3%
Dollar General Corp.	9,201	810,424
Dollar Tree, Inc.*	8,365	859,592
Kohl’s Corp.	5,954	285,613
Macy’s, Inc.	10,757	256,017
Nordstrom, Inc.	4,110	186,799
Target Corp.	19,291	1,155,531
		3,553,976
Multi-Utilities - 0.7%
Ameren Corp.	8,570	548,137
CenterPoint Energy, Inc.	15,224	456,872
CMS Energy Corp.	9,961	497,054
Consolidated Edison, Inc.	10,943	974,365
Dominion Energy, Inc.	22,696	1,909,414
DTE Energy Co.	6,336	732,252
NiSource, Inc.	11,510	316,870
Public Service Enterprise Group, Inc.	17,868	948,076
SCANA Corp.	5,048	217,922
Sempra Energy	8,868	1,072,939
WEC Energy Group, Inc.	11,146	774,536
		8,448,437
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	19,791	951,749
Andeavor	5,098	537,686
Apache Corp.	13,454	562,781
Cabot Oil & Gas Corp.	16,335	472,898
Chesapeake Energy Corp.*	32,073	130,537
Chevron Corp.	66,931	7,964,120
Cimarex Energy Co.	3,365	390,710
Concho Resources, Inc.*	5,252	734,545
ConocoPhillips	42,982	2,186,924
Devon Energy Corp.	18,568	715,425
EOG Resources, Inc.	20,395	2,086,816
EQT Corp.	8,470	504,812
Exxon Mobil Corp.	149,659	12,465,098
Hess Corp.	9,544	437,879
Kinder Morgan, Inc.	67,810	1,168,366
Marathon Oil Corp.	30,021	445,512
Marathon Petroleum Corp.	17,881	1,119,887
Newfield Exploration Co.*	7,036	217,623
Noble Energy, Inc.	17,185	451,966

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Occidental Petroleum Corp.	27,005	1,903,853
ONEOK, Inc.	13,418	696,394
Phillips 66	15,176	1,480,571
Pioneer Natural Resources Co.	6,008	937,488
Range Resources Corp.	7,975	143,710
Valero Energy Corp.	15,599	1,335,586
Williams Cos., Inc. (The)	29,197	848,173
		40,891,109
Personal Products - 0.1%
Coty, Inc., Class A	16,659	287,034
Estee Lauder Cos., Inc. (The), Class A	7,907	987,031
		1,274,065
Pharmaceuticals - 3.3%
Allergan plc	11,808	2,052,585
Bristol-Myers Squibb Co.	57,922	3,660,091
Eli Lilly & Co.	34,220	2,896,381
Johnson & Johnson	94,798	13,208,205
Merck & Co., Inc.	96,605	5,339,358
Mylan NV*	18,941	691,915
Perrigo Co. plc	4,684	408,492
Pfizer, Inc.	210,783	7,642,991
Zoetis, Inc.	17,335	1,253,147
		37,153,165
Professional Services - 0.2%
Equifax, Inc.	4,252	485,238
IHS Markit Ltd.*	12,831	572,519
Nielsen Holdings plc	11,863	435,610
Robert Half International, Inc.	4,457	254,227
Verisk Analytics, Inc.*	5,489	529,250
		2,276,844
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	10,623	460,613

Road & Rail - 0.7%
CSX Corp.	32,258	1,798,383
JB Hunt Transport Services, Inc.	3,015	335,087
Kansas City Southern	3,723	417,497
Norfolk Southern Corp.	10,179	1,411,115
Union Pacific Corp.	28,269	3,576,029
		7,538,111
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	28,424	309,537
Analog Devices, Inc.	12,986	1,118,225
Applied Materials, Inc.	37,668	1,987,740
Broadcom Ltd.	14,361	3,991,496
Intel Corp.	165,967	7,441,960
KLA-Tencor Corp.	5,540	566,410
Lam Research Corp.	5,738	1,103,590
Microchip Technology, Inc.	8,220	715,058
Micron Technology, Inc.*	39,348	1,667,962
NVIDIA Corp.	21,192	4,253,446
Qorvo, Inc.*	4,495	344,227
QUALCOMM, Inc.	52,183	3,461,820
Skyworks Solutions, Inc.	6,490	679,763
Texas Instruments, Inc.	34,968	3,402,037
Xilinx, Inc.	8,781	610,367
		31,653,638
Software - 3.7%
Activision Blizzard, Inc.	26,664	1,663,834
Adobe Systems, Inc.*	17,427	3,162,478
ANSYS, Inc.*	2,994	443,681
Autodesk, Inc.*	7,742	849,297
CA, Inc.	11,159	369,028
Cadence Design Systems, Inc.*	9,897	434,577
Citrix Systems, Inc.*	5,084	445,511
Electronic Arts, Inc.*	10,904	1,159,640
Intuit, Inc.	8,597	1,351,620
Microsoft Corp.	272,041	22,897,691
Oracle Corp.	106,658	5,232,642
Red Hat, Inc.*	6,268	794,532
salesforce.com, Inc.*	24,115	2,515,677
Symantec Corp.	21,705	628,794
Synopsys, Inc.*	5,306	479,556
		42,428,558
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	2,609	263,509
AutoZone, Inc.*	990	679,892
Best Buy Co., Inc.	9,371	558,605
CarMax, Inc.*	6,472	445,986
Foot Locker, Inc.	4,380	187,639
Gap, Inc. (The)	7,757	250,629
Home Depot, Inc. (The)	41,636	7,486,986
L Brands, Inc.	8,814	494,201
Lowe’s Cos., Inc.	29,818	2,485,927
O’Reilly Automotive, Inc.*	3,109	734,377
Ross Stores, Inc.	13,746	1,045,108
Signet Jewelers Ltd.	2,135	111,639
Tiffany & Co.	3,606	340,767
TJX Cos., Inc. (The)	22,473	1,697,835
Tractor Supply Co.	4,475	305,374
Ulta Beauty, Inc.*	2,061	456,944
		17,545,418
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	182,434	31,351,282
Hewlett Packard Enterprise Co.	58,017	809,337
HP, Inc.	58,993	1,265,400
NetApp, Inc.	9,528	538,427
Seagate Technology plc	10,166	392,001
Western Digital Corp.	10,415	821,327
Xerox Corp.	7,540	223,636
		35,401,410
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	12,873	268,917
Michael Kors Holdings Ltd.*	5,355	312,946
NIKE, Inc., Class B	46,408	2,803,971
PVH Corp.	2,735	367,994
Ralph Lauren Corp.	1,956	186,114
Tapestry, Inc.	9,981	416,108
Under Armour, Inc., Class A*	6,532	86,810
Under Armour, Inc., Class C*	6,574	78,428
VF Corp.	11,539	841,886
		5,363,174
Tobacco - 0.9%
Altria Group, Inc.	67,763	4,596,364
Philip Morris International, Inc.	54,857	5,636,557
		10,232,921
Trading Companies & Distributors - 0.1%
Fastenal Co.	10,171	532,858
United Rentals, Inc.*	2,985	476,048
WW Grainger, Inc.	1,854	410,309
		1,419,215
Water Utilities - 0.1%
American Water Works Co., Inc.	6,297	576,553
TOTAL COMMON STOCKS (Cost $793,852,581)		801,075,601

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 29.7%

REPURCHASE AGREEMENTS(c) - 29.7%
Repurchase Agreements with various counterparties, rates 0.75% - 1.03%, dated 11/30/2017, due 12/1/2017, total to be received $335,987,492 (Cost $335,977,974)	335,977,974	335,977,974

Total Investments - 100.4% (Cost $1,129,830,555)		1,137,053,575
Liabilities Less Other Assets - (0.4%)		(4,879,407)
Net assets - 100.0%		1,132,174,168

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $194,123,139.

(b)              Represents less than 0.05% of net assets.

(c)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,052,159
Aggregate gross unrealized depreciation	(11,990,534)
Net unrealized appreciation	$43,061,625
Federal income tax cost	$1,134,512,003

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P 500 E-Mini Index	379	12/15/2017	USD	$50,155,913	$1,089,553

Cash collateral in the amount of $1,876,050 was pledged to cover margin requirements for open futures contracts as of November 30, 2017.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2017:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
13,810,158	14,138,848	11/6/2019	Bank of America NA	1.54%	SPDR® S&P 500® ETF Trust	313,287
86,933,908	88,832,549	11/6/2019	Bank of America NA	1.64%	S&P 500®	1,991,195
100,744,066	102,971,397					2,304,482	(1,533,911)	—	770,571
100,000,000	102,625,347	11/6/2019	BNP Paribas SA	1.79%	S&P 500®	2,728,224	—	—	2,728,224

1,459,806,386	1,472,238,002	12/10/2019	Citibank NA	1.71%	S&P 500®	12,774,268	(12,750,724)	(23,544)	—

411,016,952	420,505,233	11/6/2019	Credit Suisse International	1.70%	S&P 500®	9,927,825	—	(6,530,000)	3,397,825

88,607,367	90,580,261	11/6/2019	Deutsche Bank AG	1.56%	S&P 500®	2,068,506	—	(1,350,000)	718,506

10,359,107	10,605,660	11/6/2019	Goldman Sachs International	1.51%	SPDR® S&P 500® ETF Trust	235,304
61,972,597	64,410,016	11/6/2019	Goldman Sachs International	1.76%	S&P 500®	2,547,301
72,331,704	75,015,676					2,782,605	(1,820,045)	—	962,560
5,637,276	5,780,374	11/6/2019	Morgan Stanley & Co. International plc	1.59%	SPDR® S&P 500® ETF Trust	136,383
102,295,057	104,656,528	11/6/2019	Morgan Stanley & Co. International plc	1.69%	S&P 500®	2,470,581
107,932,333	110,436,902					2,606,964	(1,769,678)	—	837,286
100,838,429	103,448,377	11/6/2019	Societe Generale	1.54%	S&P 500®	2,732,408	(2,034,881)	—	697,527

66,088,711	67,523,159	11/6/2019	UBS AG	1.64%	S&P 500®	1,505,218	(975,473)	—	529,745

2,507,365,948	2,545,344,354					39,430,500
					Total Appreciation	39,430,500

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty.

(3)             Reflects the floating financing rate, as of November 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

(b)         Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not required for this filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 26, 2018

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
January 26, 2018